                             ---------------------
                               The Brinson Funds

                           Brinson U.S. Balanced Fund
                            Brinson U.S. Equity Fund
                 Brinson U.S. Large Capitalization Equity Fund
                             Brinson U.S. Bond Fund


                               Semi-Annual Report
                                  (Unaudited)


                 Brinson U.S. Large Capitalization Growth Fund
                 Brinson U.S. Small Capitalization Growth Fund
                            Brinson High Yield Fund

                                 Annual Report



                               December 31, 1998



                         Institutional Asset Management
                         ------------------------------

                         Trustees and Officers

                         Trustees

[BRINSON LOGO            Walter E. Auch
 APPEARS HERE]
                         Frank K. Reilly, CFA

                         Edward M. Roob



                         Officers
                         Frank K. Reilly, CFA          Debra L. Nichols
                         Chairman of the Board         Vice President

                         E. Thomas McFarlan            Carolyn M. Burke, CPA
                         President                     Secretary and Treasurer

                         Thomas J. Digenan, CFA, CPA   David E. Floyd
                         Vice President                Assistant Secretary

The Funds' Advisor -- Brinson Partners, Inc.

The UBS Brinson Division is the institutional asset management division of UBS AG. UBS Brinson is the name used outside North America while Brinson Partners continues as the primary name within North America. The UBS Brinson Division manages over USD 390 billion of institutional assets, including over USD 265 billion of discretionary institutional assets on an active basis and mutual fund assets for UBS Private Banking which total over USD 125 billion. In addition, UBS Brinson acts as the investment advisor to UBS Private Banking. UBS Brinson manages investment portfolios for corporations, public funds, endowments, foundations, central banks and other investors located throughout the world. The UBS Brinson Division employs over 1,500 people in offices in Chicago, Bahrain, Basel, Frankfurt, Geneva, Hong Kong, London, Melbourne, New York, Paris, Rio de Janeiro, Singapore, Sydney, Tokyo and Zurich.

Investment performance for our clients is maximized within and across major asset classes through a comprehensive understanding of global investment markets and their interrelationships. Portfolio structure is tailored to specific client objectives and focused upon both risk and return considerations in the context of full investment cycles. Our investment decisions are based on fundamental research, internally developed valuation systems and seasoned judgment. Our independent team approach allows for rapid responses to market changes, while providing each client with the benefit of our best talent.

Table of Contents

[BRINSON LOGO APPEARS HERE]

Shareholder Letter                                     4
U.S. Economic and Market Highlights                    6
U.S. Balanced Fund (Unaudited)                         7
     Schedule of Investments                          11
     Financial Statements                             14
     Financial Highlights                             17
U.S. Equity Fund (Unaudited)                          20
     Schedule of Investments                          24
     Financial Statements                             26
     Financial Highlights                             29
U.S. Large Capitalization Equity Fund (Unaudited)     32
     Schedule of Investments                          36
     Financial Statements                             37
     Financial Highlights                             40
U.S. Bond Fund (Unaudited)                            43
     Schedule of Investments                          46
     Financial Statements                             49
     Financial Highlights                             52
U.S. Large Capitalization Growth Fund                 55
     Schedule of Investments                          58
     Financial Statements                             59
     Financial Highlights                             62
U.S. Small Capitalization Growth Fund                 63
     Schedule of Investments                          66
     Financial Statements                             67
     Financial Highlights                             70
High Yield Fund                                       71
     Schedule of Investments                          74
     Financial Statements                             76
     Financial Highlights                             79
The Brinson Funds--Notes to Financial Statements      80
Report of Independent Auditors                        88
Special Meeting of Shareholders                       89

Shareholder Letter


[BRINSON LOGO APPEARS HERE]


February 20, 1999

Dear Shareholder:

We are very pleased to present the Report for The Brinson Funds for the six months ended December 31, 1998. Within this Report, we'll focus on current domestic economic outlook as well as our current strategies and performance updates for our seven Domestic Funds: U.S. Balanced Fund, U.S. Equity Fund, U.S. Bond Fund, U.S. Large Capitalization Equity Fund, U.S. Large Capitalization Growth Fund, U.S. Small Capitalization Growth Fund and High Yield Fund.

Since our last report to you, Union Bank of Switzerland and Swiss Bank Corporation merged to become UBS AG, one of the world's major financial institutions. In connection with this merger, the former SBC Brinson/Brinson Partners, Inc.'s activities of Swiss Bank Corporation were combined with the worldwide UBS asset management operations into the UBS Brinson Division of UBS AG. During this process, the UBS Private Investor Funds merged into the Brinson fund family on December 18, 1998. This merger created the following three new Brinson Funds: the U.S. Large Capitalization Growth Fund, the U.S. Small Capitalization Growth Fund and the High Yield Fund.

The UBS Brinson Division manages over USD 390 billion of institutional assets, including USD 265 billion of discretionary institutional assets on an active basis and mutual fund assets for the UBS Private Banking Division and The Brinson Funds which total over USD 125 billion. The Advisor of The Brinson Funds, Brinson Partners, Inc., also manages investment portfolios for corporations, public funds, endowments, foundations, central banks and other investors located throughout the world.

The U.S. Balanced Fund, U.S. Equity Fund, U.S. Bond Fund, U.S. Large Capitalization Equity Fund, U.S. Large Capitalization Growth Fund, U.S. Small Capitalization Growth Fund and High Yield Fund are all actively managed funds that provide integrated asset management across and within security markets. The investment process is strategic in nature and is driven by deviations of market price from fundamental value. This philosophy offers the greatest potential for achieving enhanced, long-term returns while controlling risk.

Shareholder Letter


[BRINSON LOGO APPEARS HERE]


Each of our Funds employ the same value-oriented investment philosophy applied across the U.S. spectrum. Each Fund also uses the resources of our entire worldwide research team. All of our analysts apply the same value philosophy to their work. Investment performance for our clients is maximized within and across major asset classes through a comprehensive understanding of global investment markets and their interrelationships. Portfolio structure is tailored to specific objectives and focused upon both risk and return considerations in the context of full investment cycles.

Our investment decisions are based on fundamental research, internally developed valuation systems and seasoned judgment. Our independent team approach allows for rapid responses to market changes, while providing each client with the benefit of our talent. The Reports that follow highlight the investment characteristics and the performance of the respective Funds.

We very much appreciate your continued trust and the confidence you have placed in The Brinson Funds.

Sincerely,

/s/ Gary P. Brinson

Gary P. Brinson
President and Chief Investment Officer
Brinson Partners, Inc.

U.S. Economic and Market Highlights


[BRINSON LOGO APPEARS HERE]

Economic growth in 1998 was largely unaffected by the turmoil in Asia and Russia. While demand for exports softened and imports continued strong, the consumer kept spending throughout the year and the measured savings rate turned negative for the first time ever. Corporate investment spending was also very strong, contributing about 13/4 percentage points of real GDP growth on average for the first three quarters of the year.

A primary driver of the strong investment spending was the low cost of equity capital. By the end of the year, the market had shaken off the credit worries of autumn and risen to new highs. This was in spite of a quickly deteriorating earnings picture. Because of the strong investment environment of the last few years and the downturn in Asia, many industries, particularly commodity-related, are suffering from relatively severe overcapacity.

Commodity weakness has hit the energy sector particularly hard, with real oil prices lower than at any time in the last 30 years. This has had a positive effect on inflation, as the headline Consumer Price Index rose by only 11/2% during the year. Looking at the core rate, absent energy and food price effects, inflation has been running at about 21/4% for the last few years. The provision of substantial amounts of liquidity by the Fed, while not immediately boosting inflation, has increased the risks of a jump in the CPI in the future.

U.S. Environment
[CHARTS APPEAR HERE]

                                  Major Markets
                        One Year Ended December 31, 1998
            U.S. Cash Equivalents       U.S. Bonds      U.S. Equities
12/31/98           4.55                    8.72              23.43


Saloman U.S. Treasury Benchmark Returns
 One Year Ended December 31, 1998

  1                              5.89
  2                               6.6
  5                              9.61
 10                             12.88
 30                             16.51
            Maturity (Years)

Top Ten Industry Returns Relative to S&P 500
    One Year Ended December 31, 1998

Coal & Uranium                      47.03
Telephone, Telegraph                 29.7
Liquor                              28.17
Business Machines                   21.67
Drugs, Medicine                     21.51
Forest Products                     12.13
Media                               12.05
Mortgage Financing                  10.66
Retail (Food)                        8.91
Retail (Other)                       8.13
Source BARRA

Bottom Ten Industry Returns Relative to S&P 500
    One Year Ended December 31, 1998

Oil Service                         -62.88
Dom Petroleum                       -37.94
Photographic                        -34.80
Water Transpor                      -32.69
Precious Metals                     -28.16
Apparel, Textiles                   -27.83
Tire & Rubber                       -27.60
Containers                          -27.37
Oil Refining, Dis                   -25.53
Iron & Steel                        -25.50
Source BARRA

U.S. Balanced Fund

[BRINSON LOGO APPEARS HERE]


The U.S. Balanced Fund is an actively managed portfolio that applies our value-based asset allocation process to U.S. stocks, bonds and cash. The Fund's investment strategy is developed in the context of our global asset allocation process and is based on analysis of long-term economic and market conditions.

The Brinson U.S. Balanced Fund Class I has produced an annualized return of 14.81% since its performance inception on December 31, 1994. Over the same period, the return on the U.S. Balanced Mutual Fund Index was 21.55%. The Fund's performance was achieved with an annualized volatility over this period of 5.32%, considerably below the benchmark's volatility of 9.75%. For calendar year 1998, the Brinson U.S. Balanced Fund Class I returned 9.92%, substantially below the benchmark return of 18.85%. This underperformance, and the reason for the long-term performance characteristics, was due primarily to the equity underweight and bond overweight. Performance was also adversely affected by security selection as the Fund's U.S. Equity performance for the year fell below its benchmark.

Performance of the equity market was particularly difficult to match, given that it was driven in large part by a collection of the largest capitalization companies, particularly in the technology area. In the bond market, high yield and investment-grade corporate debt were hurt along with equities during the market crisis in the fall. However, the debt markets only partially recovered on the series of Federal Reserve interest rate cuts, whereas many equity indices reached new highs before the end of the year.

This continuation of the upward march in equities has produced a very high level of overpricing and consequent paltry return expectations. Bonds, although only fairly priced on an absolute basis, remain quite attractive relative to equities. Thus, the Fund strategy remains substantially overweighted bonds relative to equities. A portion of the bond allocation is held in Treasury Inflation Protected Securities, or TIPS. The difference in yields between these bonds and conventional Treasury bonds, which is a measure of inflation expectations, had fallen well below 1%. Our expectation is that average inflation over the next decade is unlikely to be quite so subdued, and the TIPS are an attractive alternative to conventional bonds.

U.S. Balanced Fund

Total Return

                                              6 months   1 year  3 years  12/31/94*
                                                ended    ended   ended       to
                                               12/31/98 12/31/98 12/31/98 12/31/98
----------------------------------------------------------------------------------
Brinson U.S. Balanced Fund Class I               3.74%    9.92%   11.47%   14.81%
----------------------------------------------------------------------------------
U.S. Balanced Mutual Fund Index**                6.67    18.85    19.03    21.55
----------------------------------------------------------------------------------
Wilshire 5000 Index                              6.90    23.43    25.24    27.95
----------------------------------------------------------------------------------
Salomon Smith Barney Broad Investment Grade
 (BIG) Bond Index                                4.57     8.72     7.29    10.00
----------------------------------------------------------------------------------

*   Performance inception date of the Brinson U.S. Balanced Fund Class I.

** An un-managed index compiled by the Advisor, constructed as follows: 65% Wilshire 5000 Index and 35% Salomon Smith Barney Broad Investment Grade Bond Index.

Total return includes reinvestment of all capital gain and income distributions. All total returns in excess of 1 year are average annualized returns.

Illustration of an Assumed Investment of $1,000,000

This chart shows the growth in the value of an investment in the Brinson U.S. Balanced Fund Class I, the U.S. Balanced Mutual Fund Index, the Wilshire 5000 Index and the Salomon Smith Barney BIG Bond Index if you had invested $1,000,000 on December 31, 1994, and had reinvested all your income dividends and capital gain distributions through December 31, 1998. No adjustment has been made for any income taxes payable by shareholders on income dividends and capital gain distributions. Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.

Brinson U.S. Balanced Fund Class I vs. U.S. Balanced Mutual Fund Index, Wilshire 5000 Index and Salomon Smith Barney BIG Bond Index
Wealth Value with Dividends Reinvested

                              [CHART APPEARS HERE]

               Brinson        U.S. Balanced                     Salomon Smith
             U.S. Balanced     Mutual Fund                      Barney Big Bond
             Fund Class I         Index         Wilshire 5000       Index
            --------------    -------------     -------------   ---------------
12/31/94      1,000,000         1,000,000         1,000,000        1,000,000
 1/31/95      1,019,000         1,020,459         1,021,610        1,020,700
 2/28/95      1,050,000         1,054,246         1,062,301        1,044,584
 3/31/95      1,064,000         1,074,390         1,090,303        1,050,643
 4/30/95      1,080,000         1,096,416         1,117,397        1,065,037
 5/31/95      1,120,000         1,133,880         1,155,243        1,107,319
 6/30/95      1,139,086         1,160,041         1,192,095        1,115,070
 7/31/95      1,154,301         1,190,257         1,241,150        1,112,840
 8/31/95      1,170,530         1,202,592         1,253,251        1,125,637
 9/30/95      1,192,845         1,236,362         1,301,050        1,136,219
10/31/95      1,199,945         1,234,092         1,287,988        1,151,444
11/30/95      1,236,461         1,274,817         1,342,560        1,169,406
12/31/95      1,254,813         1,294,523         1,364,511        1,185,544
 1/31/96      1,278,797         1,320,146         1,401,066        1,193,606
 2/29/96      1,273,346         1,327,345         1,425,571        1,173,434
 3/31/96      1,276,616         1,333,439         1,441,166        1,164,985
 4/30/96      1,279,887         1,351,402         1,476,778        1,156,364
 5/31/96      1,284,248         1,375,182         1,517,153        1,155,786
 6/30/96      1,293,124         1,374,034         1,504,667        1,170,696
 7/31/96      1,273,247         1,327,149         1,423,490        1,173,857
 8/31/96      1,287,603         1,354,048         1,469,027        1,172,096
 9/30/96      1,324,045         1,409,152         1,547,238        1,192,490
10/31/96      1,354,965         1,433,054         1,568,869        1,219,321
11/30/96      1,405,762         1,503,041         1,672,806        1,239,440
12/31/96      1,396,859         1,487,401         1,653,954        1,228,533
 1/31/97      1,414,616         1,541,133         1,742,490        1,233,201
 2/28/97      1,419,351         1,541,265         1,741,688        1,234,558
 3/31/97      1,394,492         1,491,506         1,664,653        1,222,089
 4/30/97      1,418,167         1,541,250         1,737,249        1,239,565
 5/31/97      1,459,599         1,617,300         1,860,333        1,251,217
 6/30/97      1,493,510         1,672,330         1,945,797        1,266,106
 7/31/97      1,555,541         1,771,762         2,095,390        1,300,418
 8/31/97      1,530,490         1,723,138         2,016,624        1,289,234
 9/30/97      1,563,891         1,798,097         2,135,625        1,308,186
10/31/97      1,548,383         1,768,165         2,064,487        1,326,893
11/30/97      1,559,120         1,808,702         2,132,078         1333,129
12/31/97      1,581,464         1,836,885         2,171,479        1,346,727
 1/31/98      1,597,411         1,851,662         2,183,270        1,364,100
 2/28/98      1,638,609         1,938,829         2,342,213        1,363,145
 3/31/98      1,670,504         2,004,551         2,459,440        1,368,461
 4/30/98      1,666,517         2,023,665         2,488,634        1,375,577
 5/31/98      1,670,504         1,995,462         2,422,411        1,388,783
 6/30/98      1,675,623         2,046,664         2,507,341        1,400,171
 7/31/98      1,661,933         2,019,021         2,452,405        1,403,111
 8/31/98      1,614,019         1,825,458         2,070,492        1,424,579
 9/30/98      1,672,885         1,918,042         2,205,737        1,458,199
10/31/98      1,705,740         2,007,777         2,369,843        1,451,637
11/30/98      1,726,275         2,093,822         2,519,072        1,459,621
12/31/98      1,738,302         2,183,183         2,680,268        1,464,146

Fund returns are net of all fees and costs, while the Index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing.

U.S. Balanced Fund

Total Return

                                              6 months   1 year   6/30/97*
                                                ended    ended      to
                                               12/31/98 12/31/98 12/31/98
--------------------------------------------------------------------------
Brinson U.S. Balanced Fund Class N              3.61%     9.92%    10.50%
--------------------------------------------------------------------------
U.S. Balanced Mutual Fund Index**               6.67     18.85     19.45
--------------------------------------------------------------------------
Wilshire 5000 Index                             6.90     23.43     23.80
--------------------------------------------------------------------------
Salomon Smith Barney Broad Investment Grade
 (BIG) Bond Index                               4.57      8.72     10.17
--------------------------------------------------------------------------

*   Inception date of the Brinson U.S. Balanced Fund Class N.

** An un-managed index compiled by the Advisor, constructed as follows: 65% Wilshire 5000 Index and 35% Salomon Smith Barney Broad Investment Grade Bond Index.

Total return includes reinvestment of all capital gain and income distributions. All total returns in excess of 1 year are average annualized returns.

Illustration of an Assumed Investment of $1,000,000

This chart shows the growth in the value of an investment in the Brinson U.S. Balanced Fund Class N, the U.S. Balanced Mutual Fund Index, the Wilshire 5000 Index and the Salomon Smith Barney BIG Bond Index if you had invested $1,000,000 on June 30, 1997, and had reinvested all your income dividends and capital gain distributions through December 31, 1998. No adjustment has been made for any income taxes payable by shareholders on income dividends and capital gain distributions. Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.


Brinson U.S. Balanced Fund Class N vs. U.S. Balanced Mutual Fund Index, Wilshire 5000 Index and Salomon Smith Barney BIG Bond Index
Wealth Value with Dividends Reinvested


                              [CHART APPEARS HERE]

               Brinson        U.S. Balanced                     Salomon Smith
             U.S. Balanced     Mutual Fund                      Barney Big Bond
             Fund Class N         Index        Wilshire 5000        Index
            --------------    -------------     ------------    ---------------
6/30/97        $1,000,000       $1,000,000       $1,000,000       $1,000,000
7/31/97        $1,041,534       $1,059,457       $1,076,880       $1,027,100
8/31/97        $1,023,962       $1,030,382       $1,036,400       $1,018,267
9/30/97        $1,046,326       $1,075,205       $1,097,558       $1,033,235
10/31/97       $1,035,144       $1,057,307       $1,060,998       $1,048,011
11/30/97       $1,042,332       $1,081,546       $1,095,735       $1,052,936
12/31/97       $1,057,159       $1,098,399       $1,115,985       $1,063,676
1/31/98        $1,067,820       $1,107,235       $1,122,044       $1,077,398
2/28/98        $1,095,359       $1,159,358       $1,203,729       $1 076,644
3/31/98        $1,117,569       $1,198,658       $1,263,976       $1,080,842
4/30/98        $1,114,903       $1,210,087       $1,278,979       $1,086,463
5/31/98        $1,117,569       $1,193,223       $1,244,946       $1,096,893
6/30/98        $1,121,533       $1,223,840       $1,288,593       $1,105,887
7/31/98        $1,112,392       $1,207,310       $1,260,360       $1,108,210
8/31/98        $1,080,401       $1,091,566       $1,064,084       $1,125,165
9/30/98        $1,118,791       $1,146,928       $1,133,590       $1,l51,719
10/31/98       $1,l40,728       $1,200,587       $1,217,930       $1,146,537
11/30/98       $1,154,438       $1,252,039       $1,294,623      $1,152,8431
12/31/98       $1,162,059       $1,305,474       $1,337,466       $1,156,416

Fund returns are net of all fees and costs, while the Index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing.

U.S. Balanced Fund

[BRINSON LOGO APPEARS HERE]

Industry Diversification
As a Percent of Net Assets
As of December 31, 1998 (Unaudited)
------------------------------------------------------------------------------
U.S. Equities
Energy                              1.49%
                                 -------
Capital Investment
         Capital Goods              4.53
         Technology                 6.93
                                 -------
                                   11.46
Basic Industries
         Chemicals                  1.31
         Housing/Paper              4.61
         Metals                     0.21
                                 -------
                                    6.13
Consumer
         Non-Durables               3.70
         Retail/Apparel             2.17
         Autos/Durables             1.73
         Health: Drugs              2.29
         Health: Non-Drugs          2.22
                                 -------
                                   12.11
Financial
         Banks                      4.69
         Non-Banks                  3.37
                                 -------
                                    8.06
Utilities
         Electric                   1.62
         Telephone                  0.39
                                 -------
                                    2.01

Transportation                      4.90%
Services/Misc                       2.16
                                 -------
            Total U.S. Equities    48.32*
                                 -------
U.S. BONDS
Corporate Bonds
         Airlines                   1.02
         Banks                      0.90
         Consumer                   0.73
         Financial Services         3.35
         Industrial Components      0.60
         Services/Miscellaneous     1.10
         Utilities                  2.55
                                 -------
                                   10.25

International Dollar Bonds          3.57
Mortgage-Backed Securities          7.17
U.S. Government Agencies           12.66
U.S. Government Obligations        15.24
                                 -------
            Total U.S. Bonds       48.89*
                                 -------
SHORT-TERM INVESTMENTS              2.21*
                                 -------
            TOTAL INVESTMENTS      99.42
CASH AND OTHER ASSETS,
         LESS LIABILITIES           0.58
                                 -------
NET ASSETS                        100.00%
                                 =======

* The Fund held a long position in U.S. Treasury futures on December 31, 1998 which increased U.S. bond exposure from 48.89% to 66.13%. The Fund also held a short position in stock index futures which reduced U.S. equity exposure from 48.32% to 31.00%. These two adjustments result in a net increase in the Fund's exposure to Short-Term Investments from 2.21% to 2.29%.


Asset Allocation

As of December 31, 1998 (Unaudited)

                           Current
               Benchmark   Strategy
------------------------------------
U.S. Equity       65%        30%
U.S. Bonds        35         70
------------------------------------
                 100%       100%


Top Ten U.S. Equity Holdings
As of December 31, 1998 (Unaudited)

                                     Percent of
                                     Net Assets
------------------------------------------------
1. Xerox Corp.                          2.94%
2. FDX Corp.                            2.04%
3. Burlington Northern Santa Fe Corp.   2.03%
4. Lockheed Martin Corp.                1.77%
5. Philip Morris Companies, Inc.        1.69%
6. Baxter International, Inc.           1.26%
7. Kimberly Clark Corp.                 1.23%
8. Entergy Corp.                        1.16%
9. CIGNA Corp.                          1.14%
10. Aon Corp.                           1.13%
------------------------------------------------

U.S. Balanced Fund -- Schedule of Investments

December 31, 1998 (Unaudited)

                                             Shares         Value
                                          ----------- ------------------
U.S. Equities -- 48.32%
Advanced Micro Devices, Inc. (b)             10,300   $        298,056
Aetna, Inc.                                   6,300            495,337
Allergan, Inc.                                2,600            168,350
Alza Corp. (b)                                5,400            282,150
American Standard Companies, Inc. (b)         5,700            204,844
Aon Corp.                                     9,200            509,450
Automatic Data Processing, Inc.               4,200            336,787
BankBoston Corp.                              2,900            112,919
Baxter International, Inc.                    8,800            565,950
Beckman Coulter Inc.                          2,300            124,775
Bestfoods                                     3,800            202,350
Biogen, Inc. (b)                              1,300            107,900
Birmingham Steel Corp.                        3,200             13,400
Burlington Northern Santa Fe Corp.           27,000            911,250
Champion Enterprises, Inc. (b)                1,200             32,850
Champion International Corp.                  2,700            109,350
Chase Manhattan Corp.                         4,700            319,894
CIGNA Corp.                                   6,600            510,262
Circuit City Stores-Circuit City Group        7,400            369,537
CMS Energy Corp.                              7,000            339,062
Comerica, Inc.                                2,200            150,013
CommScope, Inc. (b)                           3,766             63,316
Comverse Technology, Inc. (b)                 2,420            171,820
Consolidated Stores Corp. (b)                 7,200            145,350
Corning, Inc.                                10,600            477,000
Covance, Inc. (b)                             2,675             77,909
Crown Cork & Seal Co., Inc.                   2,600             80,113
Dial Corp.                                    2,800             80,850
Eastman Chemical Co.                          3,000            134,250
Electronic Data Systems Corp.                 9,900            497,475
EMC Corp. (b)                                 3,200            272,000
Entergy Corp.                                16,700            519,787
FDX Corp. (b)                                10,300            916,700
First American Corp. of Tennessee             1,400             62,125
First Data Corp.                             13,058            413,775
First Security Corp.                          2,625             61,359
Fleet Financial Group, Inc.                   7,000            312,812
Fleetwood Enterprises, Inc.                     900             31,275
Food Lion Inc., Class A                      12,300            130,688
Fort James Corp.                              9,300            372,000
General Instrument Corp. (b)                 12,300            417,431
General Semiconductor, Inc. (b)               3,950             32,341
Genzyme Corp. (b)                             2,200            109,450
Genzyme-Molecular Oncology (b)                  237                770
Geon Co.                                      1,500             34,500
Goodyear Tire & Rubber Co.                    7,100            358,106
Great Lakes Chemical Corp.                    1,700             68,000
GreenPoint Financial Corp.                    3,100            108,888
Harnischfeger Industries, Inc.                3,800             38,713
HCR Manor Care, Inc. (b)                      2,850             83,719
Hibernia Corp., Class A                       3,000             52,125
Household International Inc.                  5,100            202,088
IMC Global Inc.                               8,500            181,688
Johnson Controls Inc.                         2,600            153,400
Kimberly Clark Corp.                         10,100            550,450

                                             Shares         Value
                                          ----------- ------------------
Lafarge Corp.                                 2,400   $         97,200
Lear Corp. (b)                                6,500            250,250
Lockheed Martin Corp.                         9,371            794,192
Lyondell Petrochemical Co.                    7,800            140,400
Martin Marietta Materials, Inc.               1,536             95,520
Masco Corp.                                  12,600            362,250
Nabisco Holdings Corp., Class A               5,500            228,250
National Service Industries, Inc.             1,600             60,800
Nextel Communications, Inc., Class A (b)      7,500            177,188
Norfolk Southern Corp.                       11,800            373,912
Peco Energy Co.                               9,400            391,275
Pentair, Inc.                                 2,900            115,456
Philip Morris Companies, Inc.                14,200            759,700
Praxair, Inc.                                 5,000            176,250
Raytheon Co., Class B                         9,200            489,900
Regions Financial Corp.                       1,400             56,438
Schering Plough Corp.                         5,000            276,250
Sears, Roebuck and Co.                        7,800            331,500
Southdown, Inc.                               3,116            184,428
St. Jude Medical, Inc. (b)                    5,100            141,206
Timken Co.                                      900             16,988
TRW, Inc.                                       300             16,856
Tyson Foods, Inc., Class A                   10,000            212,500
Ultramar Diamond Shamrock Corp.               6,090            147,683
Unocal Corp.                                  3,800            110,913
US Bancorp                                    6,959            247,044
USG Corp.                                     1,200             61,125
Vencor, Inc. (b)                              5,200             23,400
Ventas, Inc.                                  5,200             63,375
Viad Corp.                                    5,300            160,988
Wells Fargo and Co.                           7,000            279,562
Witco Corp.                                   1,900             30,281
Xerox Corp.                                  11,200          1,321,600
York International Corp.                      3,400            138,763
                                                      ------------------
Total U.S. Equities (Cost $18,571,684)                      21,710,202
                                                      ------------------

                                             Face
                                             Amount         Value
                                          ----------- ------------------
Bonds -- 48.89%
U.S. Corporate Bonds -- 10.25%
Archer Daniels, 6.950%, due 12/15/97      $   250,000  $        270,313
Citicorp Series F, 6.375%, due 11/15/08       200,000           207,480
Continental Airlines, Inc., EETC, 6.900%,
     due 01/02/18                             450,000           457,389
Donaldson Lufkin & Jenrette FRN, 6.700%,
     due 06/30/00                             415,000           419,243
Enron Corp., 6.750%, due 08/01/09             125,000           128,924
MBNA Global Capital Securities FRN,
     6.019%, due 02/01/27                     215,000           197,857
Noram Energy Corp., 6.375%,
     due 11/01/03                             200,000           203,244
PanAMSat Corp., 6.000%, due 01/15/03          335,000           332,368
Residential Asset Securitization Trust
     97-A10, Class A1, 7.250%, due 12/25/27   609,890           615,336
     97-A11, Class A2, 7.000%, due 01/25/28   221,995           222,808
Sprint Capital Corp., 6.875%, due 11/15/28    200,000           207,676

                                             Face
                                             Amount         Value
                                          ----------- ------------------
TCI Communications, Inc., 8.750%,
     due 08/01/15                         $   220,000 $         274,132
Time Warner Inc., 7.570%, due 02/01/24        290,000           327,065
Tyco International Group, 144A, 5.875%,
     due 11/01/04                             250,000           248,459
U.S.A. Waste Services, 6.500%,
     due 12/15/02                             360,000           367,336
Williams Holdings of Delaware, 6.500%,
     due 12/01/08                             125,000           123,620
                                                              4,603,250
International Dollar Bonds -- 3.57%
Abbey National PLC, 6.700%, Resettable
     Perpetual Step-up Notes                  250,000           244,866
Credit Suisse-London, 144A, 7.900%,
     Resettable Perpetual Step-up Notes       270,000           270,000
Empresa Nacional Electric, 8.125%,
     due 02/01/2097                           200,000           164,000
LKB-Baden Wuerttemberg Finance NV,
     8.125%, due 01/27/00                     280,000           287,451
Ras Laffan Liquified Natural Gas Co., Ltd.,
     144A, 8.294%, due 03/15/14               235,000           193,701
Southern Investments UK, 6.800%,
     due 12/01/06                             430,000           445,894
                                                      ------------------
                                                              1,605,912
                                                      ------------------
Mortgage-Backed Securities -- 7.17%
First Security Auto Grantor Trust Series 98-A,
     Class A, 5.970%, due 04/15/04            494,513           498,306
Morgan Stanley Capital, Inc., 6.830%,
     due 10/15/06                           1,058,814         1,101,166
Prudential Home Mortgage Securities
     93-43, Class A9, 6.750%, due 10/25/23    728,674           733,935
UCFC Home Equity Loan 97-C, Class A8,
     FRN, 5.478%, due 09/15/27                894,012           885,420
                                                      ------------------
                                                              3,218,827
                                                      ------------------

U.S. Government Agencies -- 12.66%
Federal Home Loan Mortgage Corp. Gold
     8.000%, due 05/01/23                     454,644           472,021
     9.000%, due 03/01/24                     228,551           243,014
Federal National Mortgage Association
     6.789%, due 11/01/07                     499,291           532,694
     7.500%, due 02/25/22                     728,836           761,691
     0.000%, due 09/25/22                     330,540           305,896
FNCI, 8.000%, due 02/01/13                    415,446           428,169
Government National Mortgage Association
     8.000%, due 08/15/22                     625,324           651,092
     7.000%, due 12/15/23                     730,038           747,464
     7.500%, due 06/15/24                     568,246           585,733
Jordan Aid, 8.750%, due 09/01/19              775,765           961,731
                                                      ------------------
                                                              5,689,505
                                                      ------------------

                                             Face
                                             Amount         Value
                                          ----------- ------------------
U.S. Government Obligations -- 15.24%
U.S. Treasury Notes and Bonds
     7.500%, due 02/15/05                $    140,000  $        160,258
     8.000%, due 11/15/21                   1,605,000         2,150,199
U.S. Treasury Inflation Indexed Note
     3.625%, due 01/15/08                   4,210,000         4,189,272
     3.625%, due 04/15/28                     350,000           345,768
                                                      ------------------
                                                              6,845,497
                                                      ------------------
Total U.S. Bonds (Cost $21,742,928)                          21,962,991
                                                      ------------------


Short-Term Investments -- 2.21%
U.S. Government Obligations -- 1.02%
U.S. Treasury Bill 4.320%, due 02/25/99       460,000           457,143
                                                      ------------------

Investment Companies -- 1.19%
Brinson Supplementary Trust U.S. Cash
     Management Prime Fund                    534,192           534,192
                                                      ------------------

Total Short-Term Investments
     (Cost $991,086)                                            991,335
                                                      ------------------

Total Investments
     (Cost $41,305,698) -- 99.42% (a)                        44,664,528
                                                      ------------------

Cash and other assets, less
     liabilities -- 0.58%                                       261,475
                                                      ------------------

Net Assets -- 100%                                    $      44,926,003
                                                      ==================


               See accompanying notes to schedule of investments.

U.S. Balanced Fund -- Schedule of Investments

December 31, 1998 (Unaudited)


NOTES TO SCHEDULE OF INVESTMENTS
(a) Aggregate cost for federal income tax purposes was $41,305,698; and net unrealized appreciation consisted of:

     Gross unrealized appreciation                        $ 4,581,591
     Gross unrealized depreciation                         (1,222,761)
                                                          -----------
         Net unrealized appreciation                      $ 3,358,830
                                                          ===========

(b) Non-income producing security
FRN: Floating rate note--The rate disclosed is that in effect at December 31, 1998.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 1998, the value of these securities amounted to $831,037, or 1.85% of net assets.

Resettable Perpetual Step-up Notes: A bond with either no maturity date or a maturity date that is so far in the future that the bond will pay interest indefinitely. The issuer generally retains the right to call such a bond.

FUTURES CONTRACTS

The U.S. Balanced Fund had the following open futures contracts as of December 31, 1998:

                                                 Settlement        Cost/      Current    Unrealized
                                                    Date         Proceeds      Value     Gain/(Loss)
                                                 ----------    -----------  ----------   -----------
     Interest Rate Futures Buy Contracts
     5 Year U.S. Treasury Note, 51 contracts     March 1999     $5,768,578  $5,780,531   $    11,953
     10 Year U.S. Treasury Note, 9 contracts     March 1999      1,067,688   1,072,406         4,718
     30 Year U.S. Treasury Bond, 7 contracts     March 1999        896,737     894,469        (2,268)

     Index Futures Sale Contracts
     Standard & Poor's 500, 25 contracts         March 1999      7,302,950   7,784,375      (481,425)
                                                                                         -----------
          Total                                                                          $  (467,022)
                                                                                         ===========

The aggregate market value of investments pledged to cover margin requirements for the open futures positions at December 31, 1998 was $457,143.


                See accompanying notes to financial statements.

U.S. Balanced Fund -- Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1998 (UNAUDITED)

ASSETS:
 Investments, at value:
  Unaffiliated issuers (Cost $40,771,506)                       $ 44,130,336
  Affiliated issuers (Cost $534,192)                                 534,192
 Cash                                                                 93,114
 Receivables:
  Investment securities sold                                          34,069
  Dividends                                                           42,873
  Interest                                                           295,082
 Other assets                                                          7,676
                                                                ------------
     TOTAL ASSETS                                                 45,137,342
                                                                ------------

LIABILITIES:
 Payables:
  Investment securities purchased                                    116,073
  Fund shares redeemed                                                 1,833
  Investment advisory fees                                            19,654
  Variation margin                                                    23,203
  Accrued expenses                                                    50,576
                                                                ------------
     TOTAL LIABILITIES                                               211,339
                                                                ------------
NET ASSETS                                                      $ 44,926,003
                                                                ============

NET ASSETS CONSIST OF:
 Paid in capital                                                  14,425,066
 Distribution in excess of net investment income                     (16,787)
 Accumulated net realized gain                                    27,625,916
 Net unrealized appreciation                                       2,891,808
                                                                ------------
     NET ASSETS                                                 $ 44,926,003
                                                                ============

OFFERING PRICE PER SHARE:
 Brinson Class I:
  Net asset value, offering price and redemption price per
   share (Based on net assets of $42,780,766 and 4,554,478
    shares issued and outstanding)                              $       9.39
                                                                ============

 Brinson Class N:
  Net asset value, offering price and redemption price per
   share (Based on net assets of $1,159 and 123 shares
    issued and outstanding)                                     $       9.42
                                                                ============

UBS Investment Funds Class:
  Net asset value, offering price and redemption price per
   share (Based on net assets of $2,144,078 and 229,620
    shares issued and outstanding)                              $       9.34
                                                                ============


                See accompanying notes to financial statements.

U.S. Balanced Fund -- Financial Statements

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 1998 (UNAUDITED)

INVESTMENT INCOME:
 Interest                                                     $     956,815
 Dividends                                                          184,098
                                                              -------------
     TOTAL INCOME                                                 1,140,913
                                                              -------------

EXPENSES:
 Advisory                                                           198,756
 Professional                                                        28,974
 Registration                                                        14,530
 Distribution                                                         5,002
 Other                                                               25,127
                                                              -------------
     TOTAL EXPENSES                                                 272,389
     Expenses waived by Advisor                                     (40,475)
                                                              -------------
     NET EXPENSES                                                   231,914
                                                              -------------
     NET INVESTMENT INCOME                                          908,999
                                                              -------------

NET REALIZED AND UNREALIZED GAIN (LOSS):
 Net realized gain on:
  Investments                                                     3,445,075
  Future contracts                                                  498,232
                                                              -------------
     Net realized gain                                            3,943,307
                                                              -------------
Change in net unrealized appreciation or depreciation on:
 Investments                                                     (4,180,368)
 Future contracts                                                  (413,603)
                                                              -------------
     Change in net unrealized appreciation or depreciation       (4,593,971)
                                                              -------------
Net realized and unrealized loss                                   (650,664)
                                                              -------------
Net increase in net assets resulting from operations          $     258,335
                                                              =============

                See accompanying notes to financial statements.

U.S. Balanced Fund -- Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

                                                 Six Months Ended                Year
                                                 December 31, 1998               Ended
                                                    (Unaudited)              June 30, 1998
                                                 -----------------           --------------
OPERATIONS:
     Net investment income                         $     908,999             $    9,285,597
     Net realized gain                                 3,943,307                 43,393,817
     Change in net unrealized appreciation or
      depreciation                                    (4,593,971)               (19,387,830)
                                                   -------------             --------------
     Net increase in net assets resulting from
      operations                                         258,335                 33,291,584
                                                   -------------             --------------

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from and in excess of net investment
 income:
     Brinson Class I                                  (2,154,721)               (11,202,072)
     Brinson Class N                                         (56)                       (62)
     UBS Investment Funds Class                         (108,248)                   (96,209)
Distributions from net realized gain:
     Brinson Class I                                  (9,074,452)               (20,202,719)
     Brinson Class N                                        (243)                       (75)
     UBS Investment Funds Class                         (483,100)                  (121,168)
                                                   -------------             --------------
Total distributions to shareholders                  (11,820,820)               (31,622,305)
                                                   -------------             --------------

CAPITAL SHARE TRANSACTIONS:
 Shares sold                                           8,764,497                 58,797,856
 Shares issued on reinvestment of distributions       11,632,239                 31,535,417
 Shares redeemed                                     (46,345,419)              (294,075,195)
                                                   -------------             --------------
 Net decrease in net assets resulting from capital
  share transactions                                 (25,948,683)              (203,741,922)
                                                   -------------             --------------
          TOTAL DECREASE IN NET ASSETS               (37,511,168)              (202,072,643)
                                                   -------------             --------------

NET ASSETS:
 Beginning of period                                  82,437,171                284,509,814
                                                   -------------             --------------
 End of period (including accumulated
     undistributed (distributions in excess of)
     net investment income of $(16,787) and
     $1,337,239, respectively)                     $  44,926,003             $   82,437,171
                                                   =============             ==============

                See accompanying notes to financial statements.

U.S. Balanced Fund -- Financial Highlights

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                                                       Six Months Ended               Year Ended June 30,       December 30, 1994*
                                                       December 31, 1998  -------------------------------------       Through
Brinson Class I                                            (Unaudited)       1998           1997         1996      June 30, 1995
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                        $ 12.24       $  12.53       $  11.71     $  11.23       $  10.00
                                                            -------       --------       --------     --------       --------
   Income from investment operations:
            Net investment income                              0.19***        0.49***        0.47         0.44           0.23
            Net realized and unrealized gain                   0.24           0.93           1.29         1.04           1.16
                                                            -------       --------       --------     --------       --------
                  Total income from investment operations      0.43           1.42           1.76         1.48           1.39
                                                            -------       --------       --------     --------       --------
   Less distributions:
            Distributions from net investment income          (0.63)         (0.77)         (0.40)       (0.43)         (0.16)
            Distributions from net realized gain              (2.65)         (0.94)         (0.54)       (0.57)            --
                                                            -------       --------       --------     --------       --------
                  Total distributions                         (3.28)         (1.71)         (0.94)       (1.00)         (0.16)
                                                            -------       --------       --------     --------       --------
Net asset value, end of period                              $  9.39       $  12.24       $  12.53     $  11.71       $  11.23
                                                            =======       ========       ========     ========       ========
Total return (non-annualized)                                  3.74%         12.19%         15.50%       13.52%         13.91%
Ratios/Supplemental Data:
   Net assets, end of period (in 000s)                      $42,781        $80,556       $282,860     $227,829       $157,724
   Ratio of expenses to average net assets:
            Before expense reimbursement                       0.94%**        0.81%          0.88%        1.01%          1.06%**
            After expense reimbursement                        0.80%**        0.80%          0.80%        0.80%          0.80%**
   Ratio of net investment income to average net assets:
            Before expense reimbursement                       3.08%**        3.88%          3.78%        3.76%          4.36%**
            After expense reimbursement                        3.22%**        3.89%          3.86%        3.97%          4.63%**
   Portfolio turnover rate                                       65%           194%           329%         240%           196%

  * Commencement of investment operations
 ** Annualized
*** The net investment income per share data was determined by using average shares outstanding throughout the period.


                See accompanying notes to financial statements.

U.S. Balanced Fund -- Financial Highlights

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                                                                  Six Months Ended       Year*
                                                                  December 31, 1998      Ended
Brinson Class N                                                       (Unaudited)    June 30, 1998
--------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                    $12.27          $12.53
                                                                       -------         -------
   Income from investment operations:
            Net investment income                                         0.19***         0.47***
            Net realized and unrealized gain                              0.23            0.94
                                                                       -------         -------

                     Total income from investment operations              0.42            1.41
                                                                       -------         -------

   Less distributions:
            Distributions from net investment income                     (0.62)          (0.73)
            Distributions from net realized gain                         (2.65)          (0.94)
                                                                       -------         -------

                     Total distributions                                 (3.27)          (1.67)
                                                                       -------         -------

Net asset value, end of period                                          $ 9.42          $12.27
                                                                       =======         =======

Total return (non-annualized)                                             3.61%          12.15%
Ratios/Supplemental Data:
   Net assets, end of period (in 000s)                                  $    1          $    1
   Ratio of expenses to average net assets:
            Before expense reimbursement                                  1.19%**         1.06%
            After expense reimbursement                                   1.05%**         1.05%
   Ratio of net investment income to average net assets:
            Before expense reimbursement                                  2.83%**         3.63%
            After expense reimbursement                                   2.97%**         3.64%
   Portfolio turnover rate                                                  65%            194%

  * Commencement of Brinson Class N was June 30, 1997.
 ** Annualized
*** The net investment income per share data was determined by using average shares outstanding throughout the period.

                See accompanying notes to financial statements.

U.S. Balanced Fund -- Financial Highlights

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                                                        Six Months Ended                                       July 31, 1995*
                                                        December 31, 1998     Year Ended       Year Ended         Through
UBS Investment Funds Class                                  (Unaudited)      June 30, 1998     June 30, 1997   June 30, 1996
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                         $  12.19          $ 12.46          $  11.67          $  11.38
                                                            ---------         --------         ---------          --------
   Income from investment operations:
            Net investment income                                0.16***          0.42***           0.38              0.42
            Net realized and unrealized gain                     0.23             0.95              1.31              0.86
                                                            ---------         --------         ---------          --------
                     Total income from investment operations     0.39             1.37              1.69              1.28
                                                            ---------         --------         ---------          --------
   Less distributions:
            Distributions from net investment income            (0.59)           (0.70)            (0.36)            (0.42)
            Distributions from net realized gain                (2.65)           (0.94)            (0.54)            (0.57)
                                                            ---------         --------         ---------          --------
                     Total distributions                        (3.24)           (1.64)            (0.90)            (0.99)
                                                            ---------         --------         ---------          --------
Net asset value, end of period                               $   9.34          $ 12.19          $  12.46          $  11.67
                                                            =========         ========         =========          ========

Total return (non-annualized)                                    3.46%           11.79%            14.99%            11.54%
Ratios/Supplemental Data:
   Net assets, end of period (in 000s)                       $  2,144          $ 1,880          $  1,649           $   779
   Ratio of expenses to average net assets:
            Before expense reimbursement                         1.44%**          1.31%             1.38%             1.51%**
            After expense reimbursement                          1.30%**          1.30%             1.30%             1.30%**
   Ratio of net investment income to average net assets:
            Before expense reimbursement                         2.58%**          3.38%             3.28%             3.26%**
            After expense reimbursement                          2.72%**          3.39%             3.36%             3.47%**
   Portfolio turnover rate                                         65%             194%              329%              240%

  * Commencement of UBS Investment Funds Class
 ** Annualized
*** The net investment income per share data was determined by using average shares outstanding throughout the period.

                See accompanying notes to financial statements.

U.S. Equity Fund

[BRINSON LOGO APPEARS HERE]

The U.S. Equity Fund is an actively managed fund invested in common stocks of U.S. corporations. The Fund is diversified by issue and industry; it is typically 70% invested in large capitalization stocks, with the remaining 30% in intermediate and small capitalization stocks. Investment strategies emphasize stock selection with attention to the management of factor and industry exposures.

Since its performance inception on February 28, 1994, the Brinson U.S. Equity Fund Class I has provided an annualized return of 21.53% compared to the 22.40% return of its benchmark, the Wilshire 5000 Equity Index. This performance was achieved at an annualized volatility of 14.02%, below the 14.30% volatility for the Wilshire 5000 Equity Index. For calendar year 1998, the total return of the Brinson U.S. Equity Fund Class I was 18.57%, trailing the 23.43% return for its benchmark. The following paragraphs review the sources of Fund underperformance for the year.

Market exposure (average beta of 0.95) detracted modestly from the Fund relative performance in the very strong equity environment which characterized 1998. Factor weightings had the largest negative impact on active returns for the full year. Among the most significant negative factor positions were the underexposure in the relative strength and size measures, as a relatively narrow segment of the largest capitalization stocks continued to dominate market performance. Most of these large stocks are perceived as high quality companies with predictable, sustainable growth rates, attributes that have been highly favored in an environment with increasing economic uncertainty exacerbated by pockets of global stress such as South East Asia, Russia and Brazil. The Fund has minimal exposure to these largest stocks. Our valuation work suggests peak levels of overvaluation.

Industry weightings also detracted from active returns during 1998. The technology, telecommunications and drug industries relatively outperformed for the year. Underweights to these industries detracted from performance. The underweight in energy continued to contribute to performance as oil prices plunged to nearly ten dollars per barrel by the end of the year. Our overweights in economically sensitive basic industry, tire and railroad stocks also detracted from performance. Slowing industrial production, lower capacity utilization rates and the build-up of capital stock over the last seven years have led to overcapacity in many of the basic industries. Commodity prices, which deteriorated throughout the year, fell more sharply during the fourth quarter, below our estimate of normal or equilibrium levels for a number of metals, chemicals and paper grades.

Stock selection had a modest positive effect on the Fund for the year. Among large capitalization issues, the best performers were Federal Express, EMC Corp. and Cigna while the worst were Lockheed Martin and Sears. In the intermediate capitalization segment of the Fund, the most positive contributors were Peco Energy, Allergan and Circuit City while the weakest were Harnischfeger, Lyondell, Nextel and Consolidated Stores.

U.S. Equity Fund

[BRINSON LOGO APPEARS HERE]

Total Return
                                     6 months  1 year    3 years    2/28/94*
                                      ended     ended     ended        to
                                     12/31/98  12/31/98  12/31/98  12/31/98
----------------------------------------------------------------------------
Brinson U.S. Equity Fund Class I       4.32%    18.57%    22.93%    21.53%
----------------------------------------------------------------------------
Wilshire 5000 Equity Index             6.90     23.43     25.24     22.40
----------------------------------------------------------------------------
* Performance inception date of the Brinson U.S. Equity Fund Class I.

Total return includes reinvestment of all capital gain and income distributions. All total returns in excess of 1 year are average annualized returns.

Illustration of an Assumed Investment of $1,000,000

This chart shows the growth in the value of an investment in the Brinson U.S. Equity Fund Class I and the Wilshire 5000 Equity Index if you had invested $1,000,000 on February 28, 1994, and had reinvested all your income dividends and capital gain distributions through December 31, 1998. No adjustment has been made for any income taxes payable by shareholders on income dividends and capital gain distributions. Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.

Brinson U.S. Equity Fund Class I
vs. Wilshire 5000 Equity Index
Wealth Value with Dividends Reinvested

                              [CHART APPEARS HERE]

                    Brinson U.S.
                    Equity Fund             Wilshire 5000
                      Class I                   Index
                   -------------            -------------
2/28/94              1,000,000                1,000,000
                       942,943                  954,720
                       964,965                  963,876
                       984,985                  973,322
6/30/94                970,003                  947,285
                       992,118                  975,401
                     1,055,444                1,018,484
                     1,019,258                  998,766
                     1,014,232                1,015,076
                       979,050                  977,904
12/31/94               983,676                  991,086
                     1,004,021                1,012,504
                     1,049,797                1,052,832
                     1,076,245                1,080,584
                     1,099,642                1,107,437
                     1,140,332                1,144,946
6/30/95              1,178,023                1,181,470
                     1,219,913                1,230,087
                     1,242,391                1,242,080
                     1,289,389                1,289,453
                     1,285,302                1,276,507
                     1,358,865                1,330,593
12/31/95             1,382,877                1,352,348
                     1,439,578                1,388,577
                     1,462,678                1,412,864
                     1,489,979                1,428,320
                     1,518,329                1,463,614
                     1,542,480                1,503,629
6/30/96              1,538,200                1,491,254
                     1,464,400                1,410,801
                     1,520,277                1,455,933
                     1,588,806                1,533,447
                     1,622,543                1,554,884
                     1,735,351                1,657,895
12/31/96             1,737,594                1,639,211
                     1,800,717                1,726,958
                     1,811,046                1,726,163
                     1,751,366                1,649,815
                     1,805,308                1,721,764
                     1,937,291                1,843,751
6/30/97              2,028,487                1,928,453
                     2,183,729                2,076,712
                     2,098,633                1,998,648
                     2,192,928                2,116,589
                     2,076,785                2,046,085
                     2,118,182                2,113,074
12/31/97             2,167,878                2,152,123
                     2,182/676                2,163,809
                     2,372,581                2,321,335
                     2,509,461                2,437,518
                     2,484,798                2,466,451
                     2,449,037                2,400,819
6/30/98              2,464,186                2,484,991
                     2,402,303                2,430,545
                     2,059,471                2,052,036
                     2,209,228                2,186,075
                     2,377,550                2,348,719
                     2,476,563                2,496,618
12/31/98             2,570,544                2,656,377

Fund returns are net of all fees and costs, while the Index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing.

U.S. Equity Fund

[BRINSON LOGO APPEARS HERE]

Total Return
                                   6 months   1 year   6/30/97*
                                    ended     ended       to
                                   12/31/98  12/31/98  12/31/98
------------------------------------------------------------------
Brinson U.S. Equity Fund Class N     4.00%     17.99%    16.57%
------------------------------------------------------------------
Wilshire 5000 Equity Index           6.90      23.43     23.80
------------------------------------------------------------------

*Inception date of the Brinson U.S. Equity Fund Class N.
Total return includes reinvestment of all capital gain and income distributions. All total returns in excess of 1 year are average annualized returns.

Illustration of an Assumed Investment of $1,000,000

This chart shows the growth in the value of an investment in the Brinson U.S. Equity Fund Class N and the Wilshire 5000 Equity Index if you had invested $1,000,000 on June 30, 1997, and had reinvested all your income dividends and capital gain distributions through December 31, 1998. No adjustment has been made for any income taxes payable by shareholders on income dividends and capital gain distributions. Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.

Brinson U.S. Equity Fund Class N
vs. Wilshire 5000 Equity Index
Wealth Value with Dividends Reinvested

                              [CHART APPEARS HERE]

                    Brinson U.S.
                    Equity Fund             Wilshire 5000
                      Class I                   Index
                   -------------            -------------
6/30/97               1,000,000                1,000,000
7/31/97               1,076,531                  1076880
8/31/97               1,034,580                1,036,400
9/30/97               1,080,499                1,097,558
10/31/97              1,023,243                1,060,998
11/30/97              1,043,084                1,095,735
12/31/97              1,067,291                1,115,985
1/31/98               1,074,577                1,122,044
2/28/98               1,168,071                1,203,729
3/31/98               1,234,245                1,263,976
4/30/98               1,222,103                1,278,979
5/31/98               1,203,890                1,244,946
6/30/98               1,210,968                1,288,593
7/31/98               1,179,902                1,260,360
8/31/98               1,011,779                1,064,084
9/30/98               1,083,049                1,133,590
10/31/98              1,165,282                1,217,930
11/30/98              1,214,013                1,294,623
12/31/98              1,259,349                1,377,466

Fund returns are net of all fees and costs, while the Index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing.

U.S. Equity Fund


U.S. Large Cap Equity Fund

Industry Diversification

As a Percent of Net Assets
As of December 31, 1998 (Unaudited)
-----------------------------------------------------------------------------
U.S. EQUITIES
Energy                               1.12%
Capital Investment
         Capital Goods               9.75
         Technology                 14.55
                                  -------
                                    24.30
Basic Industries
         Chemicals                   4.79
         Housing/Paper               8.98
         Metals                      0.41
                                  -------
                                    14.18
Consumer
         Non-Durables                7.70
         Retail/Apparel              4.47
         Autos/Durables              2.75
         Health: Drugs               4.36
         Health: Non-Drugs           5.01
                                  -------
                                    24.29
Financial
         Banks                       7.78%
         Non-Banks                   7.04
                                  -------
                                    14.82
Utilities
         Electric                    5.68
         Telephone                   0.82
                                  -------
                                     6.50

Transportation                      10.12
Services/Misc                        4.50
                                  -------
           Total U.S. Equities      99.83
                                  -------

SHORT-TERM INVESTMENTS               2.47
                                  -------
           TOTAL INVESTMENTS       102.30
                                  -------
LIABILITIES, LESS CASH AND
         OTHER ASSETS               (2.30)
                                  -------
NET ASSETS                         100.00%
                                  =======

Top Ten U.S. Equity Holdings
As of December 31, 1998 (Unaudited)

                                       Percent of
                                       Net Assets
-------------------------------------------------
1. Xerox Corp.                             6.07%
2. FDX Corp.                               4.25
3. Burlington Northern Santa Fe Corp.      4.21
4. Lockheed Martin Corp.                   3.74
5. Philip Morris Companies, Inc.           3.46
6. Baxter International, Inc.              2.60
7. Kimberly Clark Corp.                    2.55
8. Aetna Life & Casualty Co.               2.38
9. Energy Corp.                            2.34
10. CIGNA Corp.                            2.34
-------------------------------------------------

U.S. Equity Fund -- Schedule of Investments


December 31, 1998 (Unaudited)

                                             Shares         Value
                                          ----------- ------------------
U.S. Equities -- 99.83%
Advanced Micro Devices, Inc. (b)             362,700  $       10,495,631
Aetna, Inc.                                  231,500          18,201,687
Allergan,  Inc.                               90,400           5,853,400
Alza Corp. (b)                               190,650           9,961,462
American Home Products Corp.                   6,100             343,506
American Standard Companies, Inc. (b)        190,000           6,828,125
Aon Corp.                                    321,600          17,808,600
Automatic Data Processing, Inc.              147,200          11,803,600
BankBoston Corp.                             103,800           4,041,713
Baxter International, Inc.                   309,000          19,872,562
Beckman Coulter Inc.                          82,500           4,475,625
Bestfoods                                     82,800           4,409,100
Biogen, Inc. (b)                              43,050           3,573,150
Birmingham Steel Corp.                        44,650             186,972
Burlington Northern Santa Fe Corp.           954,300          32,207,625
Champion Enterprises, Inc. (b)                65,000           1,779,375
Champion International Corp.                  95,100           3,851,550
Chase Manhattan Corp.                        165,000          11,230,312
CIGNA Corp.                                  231,650          17,909,441
Circuit City Stores-Circuit City Group       258,200          12,893,862
CMS Energy Corp.                             246,150          11,922,891
Comerica, Inc.                                78,650           5,362,947
CommScope, Inc. (b)                          134,499           2,261,264
Comverse Technology, Inc. (b)                 87,165           6,188,715
Consolidated Stores Corp. (b)                251,500           5,077,156
Corning, Inc.                                373,800          16,821,000
Covance, Inc. (b)                             95,850           2,791,631
Crown Cork & Seal Co., Inc.                   93,700           2,887,131
Cummins Engine Co., Inc.                      26,600             944,300
Dial Corp.                                    98,500           2,844,188
Eastman Chemical Co.                         105,150           4,705,463
Electronic Data Systems Corp.                340,000          17,085,000
EMC Corp. (b)                                112,550           9,566,750
Entergy Corp.                                576,700          17,949,787
FDX Corp. (b)                                365,500          32,529,500
First American Corp. of Tennessee             49,900           2,214,313
First Data Corp.                             461,230          14,615,226
First Security Corp.                          94,200           2,201,925
Fleet Financial Group,  Inc.                 239,000          10,680,312
Fleetwood Enterprises,  Inc.                  50,400           1,751,400
Food Lion Inc., Class A                      434,200           4,613,375
Fort James Corp.                             327,800          13,112,000
General Instrument Corp. (b)                 434,750          14,754,328
General Semiconductor, Inc. (b)               66,575             545,083
Genzyme Corp. (b)                             76,850           3,823,288
Genzyme-Molecular Oncology (b)                 7,409              24,079
Geon Co.                                      52,550           1,208,650
Goodyear Tire & Rubber Co.                   242,800          12,246,225
Great Lakes Chemical Corp.                    61,100           2,444,000
GreenPoint Financial Corp.                   109,200           3,835,650
Harnischfeger Industries,  Inc.              132,650           1,351,372
HCR Manor Care, Inc. (b)                      99,050           2,909,594
Hibernia Corp., Class A                      105,850           1,839,144
Household International Inc.                 190,000           7,528,750
IMC Global Inc.                              296,500           6,337,688
Johnson Controls Inc.                         90,000           5,310,000
Kimberly Clark Corp.                         358,150          19,519,175
Lafarge Corp.                                 90,800           3,677,400
Lear Corp. (b)                               228,550           8,799,175
Lockheed Martin Corp.                        337,676          28,618,041
Lyondell Petrochemical Co.                   274,250           4,936,500

                                             Shares         Value
                                          ----------- ------------------
Martin Marietta Materials, Inc.               55,907  $        3,476,717
Masco Corp.                                  444,700          12,785,125
Nabisco Holdings Corp., Class A              194,300           8,063,450
National Service Industries, Inc.             61,200           2,325,600
Nextel Communications, Inc., Class A (b)     266,450           6,294,881
Norfolk Southern Corp.                       403,400          12,782,737
Peco Energy Co.                              328,200          13,661,325
Pentair, Inc.                                100,800           4,013,100
Philip Morris Companies, Inc.                495,750          26,522,625
Praxair, Inc.                                176,600           6,225,150
Raytheon Co., Class B                        321,950          17,143,837
Regions Financial Corp.                       49,000           1,975,313
Schering Plough Corp.                        178,200           9,845,550
Sears, Roebuck and Co.                       274,150          11,651,375
Southdown, Inc.                              110,340           6,530,749
St. Jude Medical, Inc. (b)                   179,300           4,964,369
Timken Co.                                    33,550             633,256
TRW, Inc.                                     48,200           2,708,238
Tyson Foods, Inc., Class A                   354,750           7,538,438
Ultramar Diamond Shamrock Corp.              196,418           4,763,137
Unocal Corp.                                 130,000           3,794,375
US Bancorp                                   245,641           8,720,255
USG Corp.                                     43,900           2,236,156
Vencor, Inc. (b)                             193,600             871,200
Ventas, Inc.                                 193,000           2,352,188
Viad Corp.                                   187,350           5,690,756
Wells Fargo and Co.                          241,000           9,624,937
Witco Corp.                                   21,150             337,078
Xerox Corp.                                  393,750          46,462,500
York International Corp.                     117,700           4,803,631
                                                      ------------------

Total U.S. Equities
(Cost $637,542,592)                                          764,359,762
                                                      ------------------
                                             Face
                                             Amount
                                          -----------
Short-Term Investments -- 2.47%
Commercial Paper -- 0.33%
Marriot International
     5.750%, due 01/22/99                $ 1,500,000           1,494,968
Raytheon Co.
     5.600%, due 01/22/99                  1,000,000             997,365
                                                      ------------------
                                                               2,492,333
U.S. Government Obligations -- 0.19%
                                                      ------------------
U.S. Treasury Bill 4.320%, due 02/25/99    1,500,000           1,490,684
                                                      ------------------
                                            Shares
                                          -----------
Investment Companies -- 1.95%
Brinson Supplementary Trust
U.S. Cash Management Prime Fund           14,913,259          14,913,259
                                                      ------------------
Total Short-Term Investments
     (Cost $18,894,832)                                       18,896,276
                                                      ------------------
Total Investments
     (Cost $656,437,424) -- 102.30%                          783,256,038
                                                      ------------------
Liabilities, less cash and other assets
     -- (2.30%)                                              (17,611,553)
                                                      ------------------
Net Assets -- 100%                                    $      765,644,485
                                                      ==================

               See accompanying notes to schedule of investments.

U.S. Equity Fund -- Schedule of Investments

December 31, 1998 (Unaudited)
-----------------------------------------------------------------------------
NOTES TO SCHEDULE OF INVESTMENTS

(a) Aggregate cost for federal income tax purposes was $656,437,424; and net unrealized appreciation consisted of:

Gross unrealized appreciation                        $ 158,609,700
Gross unrealized depreciation                          (31,791,086)
                                                     -------------
         Net unrealized appreciation                 $ 126,818,614
                                                     =============
(b) Non-income producing security


                See accompanying notes to financial statements.

U.S. Equity Fund -- Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1998 (UNAUDITED)

ASSETS:
 Investments, at value:
  Unaffiliated issuers (Cost $641,524,165)          $768,342,779
  Affiliated issuers (Cost $14,913,259)               14,913,259
 Cash                                                    222,399
 Receivables:
  Investment securities sold                           2,179,776
  Dividends                                            1,450,031
  Interest                                                23,580
  Fund shares sold                                       279,437
 Other assets                                             15,000
                                                   -------------
     TOTAL ASSETS                                    787,426,261
                                                   -------------

LIABILITIES:
 Payables:
  Investment securities purchased                      4,474,672
  Fund shares redeemed                                16,863,628
  Investment advisory fees                               438,298
  Accrued expenses                                         5,178
     TOTAL LIABILITIES                                21,781,776
                                                   -------------
NET ASSETS                                          $765,644,485
                                                   =============

NET ASSETS CONSIST OF:
 Paid in capital                                    $626,791,335
 Distributions in excess of net investment income        (61,799)
 Accumulated net realized gain                        12,096,335
 Net unrealized appreciation                         126,818,614
                                                   -------------
     NET ASSETS                                     $765,644,485
                                                   =============

OFFERING PRICE PER SHARE:
 Brinson Class I:
  Net asset value, offering price and redemption
   price per share (Based on net assets of
    $691,214,075 and 35,393,125 shares
     issued and outstanding)                        $      19.53
                                                   =============

 Brinson Class N:
  Net asset value, offering price and redemption
   price per share (Based on net assets of
    $4,337,407 and 222,981 shares
     issued and outstanding)                        $      19.45
                                                   =============

 UBS Investment Funds Class:
  Net asset value, offering price and redemption
   price per share (Based on net assets of
   $70,093,003 and 3,602,379 shares
    issued and outstanding)                         $      19.46
                                                   =============

                See accompanying notes to financial statements.

U.S. Equity Fund -- Financial Statements

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 1998 (UNAUDITED)

INVESTMENT INCOME:
 Dividends                                                     $5,256,751
 Interest                                                         369,095
                                                              -----------
     TOTAL INCOME                                               5,625,846
                                                              -----------

EXPENSES:
 Advisory                                                       2,368,764
 Administration                                                   154,148
 Distribution                                                     179,065
 Other                                                            180,729
                                                              -----------
     TOTAL EXPENSES                                             2,882,706
                                                              -----------
     NET INVESTMENT INCOME                                      2,743,140
                                                              -----------

NET REALIZED AND UNREALIZED GAIN:
 Net realized gain on:
  Investments                                                  21,292,728
  Futures contracts                                             1,501,017
                                                              -----------
     Net realized gain                                         22,793,745
                                                              -----------

 Change in net unrealized appreciation or depreciation on:
 Investments                                                   10,133,678
 Futures contracts                                                (96,948)
                                                              -----------
     Change in net unrealized appreciation or depreciation     10,036,730
                                                              -----------
Net realized and unrealized gain                               32,830,475
                                                              -----------
Net increase in net assets resulting from operations          $35,573,615
                                                              ===========

                See accompanying notes to financial statements.

U.S. Equity Fund -- Financial Statements


STATEMENTS OF CHANGES IN NET ASSETS

                                                      Six Months Ended                Year
                                                      December 31, 1998               Ended
                                                         (Unaudited)              June 30, 1998
                                                      -----------------           --------------
OPERATIONS:
 Net investment income                                  $  2,743,140              $   5,791,742
 Net realized gain                                        22,793,745                 44,131,079
 Change in net unrealized appreciation or depreciation    10,036,730                 58,277,883
                                                        ------------              -------------

 Net increase in net assets resulting from operations     35,573,615                108,200,704
                                                        ------------              -------------

DISTRIBUTIONS TO SHAREHOLDERS:
 Distributions from and in excess of net investment income:
         Brinson Class I                                  (3,835,995)                (4,978,081)
         Brinson Class N                                     (21,154)                      (832)
         UBS Investment Funds Class                         (190,577)                  (249,586)
 Distributions from net realized gain:
         Brinson Class I                                 (34,670,366)               (28,383,478)
         Brinson Class N                                    (216,952)                       (64)
         UBS Investment Funds Class                       (3,774,710)                (2,678,143)
                                                        ------------              -------------
 Total distributions to shareholders                     (42,709,754)               (36,290,184)
                                                        ------------              -------------

CAPITAL SHARE TRANSACTIONS:
 Shares sold                                              153,042,464               346,081,960
 Shares issued in connection with reorganization           23,269,419                        --
 Shares issued on reinvestment of distributions            39,648,720                33,981,329
 Shares redeemed                                         (104,278,829)             (163,864,419)
                                                        ------------              -------------
 Net increase in net assets resulting from capital
 share transactions                                       111,681,774               216,198,870
                                                        ------------              -------------
                  TOTAL INCREASE IN NET ASSETS            104,545,635               288,109,390
                                                        ------------              -------------
NET ASSETS:
 Beginning of period                                      661,098,850               372,989,460
                                                        ------------              -------------

 End of period (including accumulated undistributed
 (distributions in excess of) net investment income
 of $(61,799) and $1,242,787, respectively)              $765,644,485              $661,098,850
                                                        ============              =============

                  See accompany notes to financial statements

U.S. Equity Fund -- Financial Highlights

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                                                  Six Months Ended                 Year Ended June 30,         February 22, 1994*
                                                  December 31, 1998  -----------------------------------------    Through
Brinson Class I                                       (Unaudited)       1998       1997       1996       1995   June 30, 1994
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                   $ 19.91       $  17.64   $  14.59   $  11.53    $   9.65    $ 10.00
                                                       -------       --------   --------   --------    --------    -------
   Income from investment operations:
            Net investment income                         0.08***        0.19       0.15       0.17        0.16       0.05
            Net realized and unrealized gain (loss)       0.73           3.39       4.27       3.31        1.89      (0.36)
                                                       -------       --------   --------   --------    --------    -------
                     Total income (loss) from
                      investment operations               0.81           3.58       4.42       3.48        2.05      (0.31)
                                                       -------       --------   --------   --------    --------    -------
   Less distributions:
            Distributions from net investment income     (0.12)         (0.18)     (0.14)     (0.17)      (0.14)     (0.04)
            Distributions from net realized gain         (1.07)         (1.13)     (1.23)     (0.25)      (0.03)        --
                                                       -------       --------   --------   --------    --------    -------
                     Total distributions                 (1.19)         (1.31)     (1.37)     (0.42)      (0.17)     (0.04)
                                                       -------       --------   --------   --------    --------    -------
Net asset value, end of period                         $ 19.53       $  19.91   $  17.64   $  14.59    $  11.53    $  9.65
                                                       =======       ========   ========   ========    ========    =======
Total return (non-annualized)                             4.32%         21.48%     31.87%     30.57%      21.45%     (3.10)%
Ratios/Supplemental data:
         Net assets, end of period (in 000s)          $691,214       $605,768   $337,949   $126,342     $42,573     $8,200
         Ratio of expenses to average net assets:
                  Before expense reimbursement            0.80%**        0.80%      0.89%      1.14%       1.70%      5.40%**
                  After expense reimbursement              N/A            N/A       0.80%      0.80%       0.80%      0.80%**
         Ratio of net investment income to average
          net assets:
                  Before expense reimbursement            0.86%**        1.12%      1.06%      1.13%       1.09%     (2.82)%**
                  After expense reimbursement              N/A            N/A       1.15%      1.47%       1.99%      1.78%**
         Portfolio turnover rate                            17%            42%        43%        36%         33%         9%

*   Commencement of investment operations
**  Annualized
*** The net investment income per share data was determined by using average shares outstanding throughout the period.
N/A = Not applicable

                See accompanying notes to financial statements.

U.S. Equity Fund -- Financial Highlights

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                                                                  Six Months Ended       Year*
                                                                  December 31, 1998      Ended
Brinson Class N                                                       (Unaudited)    June 30, 1998
--------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $ 19.88         $ 17.64
                                                                       -------         -------

   Income from investment operations:
            Net investment income                                         0.07***         0.15
            Net realized and unrealized gain                              0.67            3.37
                                                                       -------         -------
                     Total income from investment operations              0.74            3.52
                                                                       -------         -------

   Less distributions:
            Distributions from net investment income                     (0.10)          (0.15)
            Distributions from net realized gain                         (1.07)          (1.13)
                                                                       -------         -------
                     Total distributions                                 (1.17)          (1.28)
                                                                       -------         -------

Net asset value, end of period                                         $ 19.45         $ 19.88
                                                                       =======         =======

Total return (non-annualized)                                             4.00%          21.10%
Ratios/Supplemental Data:
   Net assets, end of period (in 000s)                                 $ 4,337         $   268
   Ratio of expenses to average net assets                                1.05%**         1.05%
   Ratio of net investment income to average net assets                   0.61%**         0.87%
   Portfolio turnover rate                                                  17%             42%

*   Commencement of Brinson Class N was June 30, 1997
**  Annualized
*** The net investment income per share data was determined by using average shares outstanding throughout the period.

                See accompanying notes to financial statements.

U.S. Equity Fund -- Financial Highlights

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                                                        Six Months Ended                                       July 31, 1995*
                                                        December 31, 1998     Year Ended       Year Ended         Through
UBS Investment Funds Class                                  (Unaudited)      June 30, 1998     June 30, 1997   June 30, 1996
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                        $   19.83         $  17.59         $   14.58          $  11.94
                                                            ---------         --------         ---------          --------
   Income from investment operations:
            Net investment income                                0.04***          0.09              0.11              0.10
            Net realized and unrealized gain                     0.71             3.38              4.22              2.92
                                                            ---------         --------         ---------          --------
                Total income from investment operations          0.75             3.47              4.33              3.02
                                                            ---------         --------         ---------          --------

   Less distributions:
            Distributions from net investment income            (0.05)           (0.10)            (0.09)            (0.13)
            Distributions from net realized gain                (1.07)           (1.13)            (1.23)            (0.25)
                                                            ---------         --------         ---------          --------
                Total distributions                             (1.12)           (1.23)            (1.32)            (0.38)
                                                            ---------         --------         ---------          --------

Net asset value, end of period                              $   19.46         $  19.83         $   17.59          $  14.58
                                                            =========         ========         =========          ========

Total return (non-annualized)                                    4.04%           20.80%           31.28%            25.70%
Ratios/Supplemental Data:
   Net assets, end of period (in 000s)                      $  70,093         $ 55,063         $ 35,039           $  5,387
   Ratio of expenses to average net assets:
            Before expense reimbursement                         1.32%**          1.32%            1.41%              1.66%**
            After expense reimbursement                           N/A              N/A             1.32%              1.32%**
   Ratio of net investment income to average net assets:
            Before expense reimbursement                         0.34%**          0.60%            0.54%              0.61%**
            After expense reimbursement                           N/A              N/A             0.63%              0.95%**
   Portfolio turnover rate                                         17%              42%              43%                36%

*   Commencement of UBS Investment Funds Class
**  Annualized
*** The net investment income per share data was determined by using average shares outstanding throughout the period.
N/A = Not Applicable

                See accompanying notes to financial statements.

U.S. Large Capitalization Equity Fund

[BRINSON LOGO APPEARS HERE]

The U.S. Large Capitalization Equity Fund is an actively managed portfolio that invests in common stocks of the largest U.S. corporations. Issues are selected from a universe of less than 300 of the largest capitalization domestic stocks collectively comprising 65% of the value of the U.S. equity market.

Since its performance inception on April 30, 1998, the Brinson U.S. Large Capitalization Equity Fund Class I has provided an annualized return of 5.87%, compared to the 11.71% return of its benchmark, the S&P 500 Equity Index. The discussion below focuses on Brinson's management of Large Capitalization Equities during 1998.

The Brinson U.S. Large Capitalization Equity Fund Class I has underperformed since its performance inception on April 30, 1998. Market exposure detracted modestly from active returns, consistent with a slightly below market beta and very strong equity market returns. Results suffered from a meaningful underweight in the largest capitalization, highest momentum issues at a time when investors turned to large, stable growth stocks for safety. Industry exposures also detracted from active returns with negative contributions from our overweights in tires, tobacco and rails and relative underweights in drugs and telephone utilities. These negative returns were only partially offset by positive contributions from our overweights to electronics and electric utilities and underweights to producer goods and business machines. Stock selection has had a positive effect on the Fund. Among the strongest contributors were Federal Express, EMC Corp., Cigna and Schering Plough, while holdings in Lockheed Martin and Sears hurt stock-specific performance.

Within the large capitalization segment of the market, a relatively small and increasingly narrow group of stocks provided the majority of returns during the year. Our research suggested that many of the widely held, "mega-cap" stocks like General Electric, Microsoft, Bristol Myers, Bell Atlantic, Procter & Gamble, Pfizer and AT&T were overvalued even before the turmoil in emerging markets surfaced. Here at the beginning of 1999, we remain convinced that there are greater relative values away from such issues, and the Fund is positioned accordingly. Specifically, the Fund's most important factor exposures, as we enter 1999, include underweightings in size, momentum and foreign earnings and overweightings in the traditional value measures of earnings-price, book-price and yield. From an industry standpoint, the Fund is underweighted in energy, drugs, telephone utilities, miscellaneous finance, chemicals and retail/apparel. Meaningful overweights include aerospace/defense, housing and paper, construction, transportation and service related issues.

U.S. Large Capitalization Equity Fund

[BRINSON LOGO APPEARS HERE]

Total Return
                                                         6 Months  4/30/98*
                                                          Ended       to
                                                         12/31/98  12/31/98
----------------------------------------------------------------------------
Brinson U.S. Large Capitalization Equity Fund Class I       6.01%     5.87%
----------------------------------------------------------------------------
S&P 500 Equity Index                                        9.23     11.71
----------------------------------------------------------------------------

* Performance inception date of the Brinson U.S. Large Capitalization Equity Fund Class I.

Total return includes reinvestment of all capital gain and income distributions.

Illustration of an Assumed Investment of $1,000,000

This chart shows the growth in the value of an investment in the Brinson U.S. Large Capitalization Equity Fund Class I and the S&P 500 Equity Index if you had invested $1,000,000 on April 30, 1998, and had reinvested all your income dividends and capital gain distributions through December 31, 1998. No adjustment has been made for any income taxes payable by shareholders on income dividends and capital gain distributions. Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.


Brinson U.S. Large Capitalization Equity Fund Class I vs. S&P 500 Equity Index
Wealth Value with Dividends Reinvested

                              [CHART APPEARS HERE]

               Brinson U.S.              S&P 500
           Large Capitalization          Equity
            Equity Fund Class I           Index
           --------------------         ---------
4/30/98          1,000,000              1,000,000
5/31/98            983,723                982,810
6/30/98            996,297              1,022,732
7/31/98            977,960              1,011,840
8/31/98            848,584                865,548
9/30/98            914,800                920,995
10/31/98           981,016                995,909
11/30/98         1,023,802              1,056,263
12/31/98         1,058,703              1,117,131

Fund returns are net of all fees and costs, while the Index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing.

U.S. Large Capitalization Equity Fund

[BRINSON LOGO APPEARS HERE]

Total Return
                                                          6 Months  4/30/98*
                                                           ended      to
                                                          12/31/98  12/31/98
-----------------------------------------------------------------------------
Brinson U.S. Large Capitalization Equity Fund Class N       5.97%     5.58%
-----------------------------------------------------------------------------
S&P 500 Equity Index                                        9.23      11.71
-----------------------------------------------------------------------------

* Performance inception date of the Brinson U.S. Large Capitalization Equity Fund Class N.

Total return includes reinvestment of all capital gain and income distributions.

Illustration of an Assumed Investment of $1,000,000

This chart shows the growth in the value of an investment in the Brinson U.S. Large Capitalization Equity Fund Class N and the S&P 500 Equity Index if you had invested $1,000,000 on April 30, 1998, and had reinvested all your income dividends and capital gain distributions through December 31, 1998. No adjustment has been made for any income taxes payable by shareholders on income dividends and capital gain distributions. Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.

Brinson U.S. Large Capitalization Equity Fund Class N vs. S&P 500 Equity Index
Wealth Value with Dividends Reinvested

                              [CHART APPEARS HERE]

               Brinson U.S.              S&P 500
           Large Capitalization          Equity
            Equity Fund Class N           Index
           --------------------         ---------
4/30/98          1,000,000              1,000,000
5/31/98            983,723                982,810
6/30/98            998,652              1,022,732
7/31/98            980,310              1,011,840
8/31/98            850,893                865,548
9/30/98            917,130                920,995
10/31/98           984,386                995,909
11/30/98         1,026,166              1,056,263
12/31/98         1,055,758              1,117,131

Fund returns are net of all fees and costs, while the Index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing.

U.S. Large Capitalization Equity Fund

[BRINSON LOGO APPEARS HERE]

Industry Diversification

As a Percent of Net Assets
As of December 31, 1998 (Unaudited)
-----------------------------------------------------------------------------
U.S. EQUITIES
Basic Industries
         Chemicals                  1.18%
         Housing/Paper              6.07
         Metals                     0.53
                                 -------
                                    7.78
Capital Investment
         Capital Goods              8.54
         Technology                13.77
                                 -------
                                   22.31
Consumer
         Autos/Durables             2.37
         Health: Drugs              1.85
         Health: Non-Drugs          4.30
         Non-Durables               5.92
         Retail/Apparel             2.19
                                   16.63

Energy                              0.71%
Financial
         Banks                     10.77
         Non-Banks                 10.04
                                 -------
                                   20.81

Transportation                     14.58
Services/Miscellaneous              8.13
Utilities
         Electric                   2.98
                                 -------
          Total U.S. Equities      93.93*

SHORT-TERM INVESTMENTS              6.27*
                                 -------
         TOTAL INVESTMENTS        100.20
LIABILITIES, LESS CASH AND
         OTHER ASSETS              (0.20)
                                 -------
NET ASSETS                        100.00%
                                 =======

*The Fund held a long position in stock index futures on December 31, 1998 which increased U.S. Equity exposure from 93.93% to 99.56% and reduced exposure to Short-Term Investments from 6.27% to 0.64%.

Top 10 U.S. Equity Holdings
As of December 31, 1998 (Unaudited)
                                       Percent of
                                       Net Assets
---------------------------------------------------
1. Xerox Corp.                             8.74%
2. FDX Corp.                               6.11
3. Burlington Northern Santa Fe Corp.      6.07
4. Lockheed Martin Corp.                   5.32
5. Philip Morris Companies, Inc.           5.03
6. Baxter International, Inc.              3.78
7. Kimberly Clark Corp.                    3.67
8. CIGNA Corp.                             3.39
9. Aon Corp.                               3.35
10. Aetna Life & Casualty Co.              3.30
---------------------------------------------------

U.S. Large Capitalization Equity Fund -- Schedule of Investments

December 31, 1998 (Unaudited)

                                             Shares         Value
                                          ----------- ------------------
U.S. Equities -- 93.93%
Aetna, Inc.                                     9,300         $  731,212
Aon Corp.                                      13,400            742,025
Automatic Data Processing, Inc.                 6,100            489,144
BankBoston Corp.                                4,300            167,431
Baxter International, Inc.                     13,000            836,062
Bestfoods                                       3,700            197,025
Burlington Northern Santa Fe Corp.             39,800          1,343,250
Chase Manhattan Corp.                           6,900            469,631
CIGNA Corp.                                     9,700            749,931
Comerica, Inc.                                  3,300            225,019
Corning, Inc.                                  15,600            702,000
Covance, Inc. (b)                               4,000            116,500
Crown Cork & Seal Co., Inc.                     3,800            117,088
Electronic Data Systems Corp.                  14,200            713,550
EMC Corp. (b)                                   4,700            399,500
Entergy Corp.                                  21,200            659,850
FDX Corp. (b)                                  15,200          1,352,800
First Data Corp.                               19,200            608,400
Fleet Financial Group, Inc.                    10,000            446,875
Goodyear Tire & Rubber Co.                     10,400            524,550
Household International Inc.                    7,800            309,075
Kimberly Clark Corp.                           14,900            812,050
Lockheed Martin Corp.                          13,900          1,178,025
Masco Corp.                                    18,500            531,875
Norfolk Southern Corp.                         16,800            532,350
Philip Morris Companies, Inc.                  20,800          1,112,800

                                             Shares         Value
                                          ----------- ------------------
Praxair, Inc.                                   7,400       $    260,850
Raytheon Co., Class B                          13,400            713,550
Schering Plough Corp.                           7,400            408,850
Sears, Roebuck and Co.                         11,400            484,500
Unocal Corp.                                    5,400            157,613
US Bancorp                                     10,200            362,100
Wells Fargo and Co.                            10,100            403,369
Xerox Corp.                                    16,400          1,935,200
                                                      ------------------
Total U.S. Equities (Cost $19,887,009)                        20,794,050

                                             Face
                                            Amount
                                          -----------
Short-Term Investments -- 6.27%
Investment Companies -- 6.27%
Brinson Supplementary Trust U.S. Cash
     Management Prime Fund
     (Cost $1,386,884)                    $ 1,386,884          1,386,884
                                                      ------------------
Total Investments
     (Cost $21,273,893) -- 100.20% (a)                        22,180,934
                                                      ------------------
Liabilities, less cash and other
     assets -- (0.20%)                                           (43,198)
                                                      ------------------
Net Assets -- 100%                                          $ 22,137,736
                                                      ==================

See accompanying notes to schedule of investments.

NOTES TO SCHEDULE OF INVESTMENTS

(a) Aggregate cost for federal income tax purposes was $21,273,893; and net unrealized appreciation consisted of:

     Gross unrealized appreciation                        $ 2,018,260
     Gross unrealized depreciation                         (1,111,219)
                                                          -----------
              Net unrealized appreciation                 $   907,041
                                                          ===========

(b) Non-income producing security

FUTURES CONTRACTS

The U.S. Large Capitalization Equity Fund had the following open futures contracts as of December 31, 1998:

                                         Settlement      Cost/     Current   Unrealized
                                            Date       Proceeds     Value       Gain
                                         -----------  ----------  ---------- ----------
     Index Futures Buy Contracts
     Standard & Poor's 500, 4 contracts   March 1999  $1,239,928  $1,245,500   $ 5,572

The segregated cash pledged to cover margin requirements for the open futures positions at December 31, 1998 was $54,000.

                See accompanying notes to financial statements.

U.S. Large Capitalization Equity Fund -- Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1998 (UNAUDITED)
ASSETS:
 Investments, at value:
  Unaffiliated issuers (Cost $19,887,009)         $ 20,794,050
  Affiliated issuers (Cost $1,386,884)               1,386,884
 Cash                                                   35,998
 Receivables:
  Investment securities sold                             6,194
  Dividends                                             50,850
  Interest                                               1,392
  Fund shares sold                                       1,595
  Variation margin                                       3,400
 Other assets                                           32,594
                                                 -------------
     TOTAL ASSETS                                 $ 22,312,957
                                                 -------------

LIABILITIES:
 Payables:
  Investment securities purchased                       77,485
  Fund shares redeemed                                  20,989
  Investment advisory fees                               4,624
  Accrued expenses                                      72,123
                                                 -------------
     TOTAL LIABILITIES                                 175,221
                                                 -------------

NET ASSETS                                        $ 22,137,736
                                                 =============

NET ASSETS CONSIST OF:
 Paid in capital                                  $ 21,319,701
 Distributions in excess of net investment income      (30,001)
 Accumulated net realized loss                         (64,577)
 Net unrealized appreciation                           912,613
                                                 -------------
     NET ASSETS                                   $ 22,137,736
                                                 =============

OFFERING PRICE PER SHARE:
 Brinson Class I:
  Net asset value, offering price and redemption
   price per share (Based on net assets of
    $9,432,446 and 913,878 shares
     issued and outstanding)                      $      10.32
                                                 =============

 Brinson Class N:
  Net asset value, offering price and redemption
   price per share (Based on net assets of
    $12,704,221 and 1,232,392 shares
     issued and outstanding)                      $      10.31
                                                 =============

 UBS Investment Funds Class:
  Net asset value, offering price and redemption
   price per share (Based on net assets of
    $1,069 and 104 shares issued and outstanding)  $     10.28
                                                 =============

                See accompanying notes to financial statements.

U.S. Large Capitalization Equity Fund -- Financial Statements


STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED December 31, 1998 (Unaudited)

INVESTMENT INCOME:
 Dividends                                                      $  141,180
 Interest                                                           19,744
                                                              ------------
     TOTAL INCOME                                                  160,924
                                                              ------------

EXPENSES:
 Advisory                                                           59,251
 Professional                                                       24,181
 Distribution                                                       17,757
 Other                                                              35,497
     TOTAL EXPENSES                                                136,686
     Expenses deferred by Advisor                                  (51,141)
                                                              ------------
     NET EXPENSES                                                   85,545
                                                              ------------
     NET INVESTMENT INCOME                                          75,379
                                                              ------------

NET REALIZED AND UNREALIZED GAIN (LOSS):
 Net realized gain (loss) on:
 Investments                                                       (87,071)
 Futures contracts                                                  91,795
                                                              ------------
     Net realized gain                                               4,724
                                                              ------------

 Change in net unrealized appreciation or depreciation on:
  Investments                                                    1,094,763
  Futures contracts                                                 (3,464)
                                                              ------------
Change in net unrealized appreciation or depreciation            1,091,299
                                                              ------------
Net realized and unrealized gain                                 1,096,023
                                                              ------------
Net increase in net assets resulting from operations            $1,171,402
                                                              ============

                See accompanying notes to financial statements.

U.S. Large Capitalization Equity Fund -- Financial Statements

Statement of Changes in Net Assets

                                                           Six Months        April 6, 1998*
                                                        December 31, 1998       Through
                                                           (Unaudited)       June 30, 1998
                                                        -----------------    --------------
OPERATIONS:
 Net investment income                                      $   75,379         $  32,434
 Net realized gain (loss)                                        4,724           (69,301)
 Change in net unrealized appreciation or depreciation       1,091,299          (178,686)
                                                          ------------         ---------
 Net increase (decrease) in net assets resulting
  from operations                                            1,171,402          (215,553)
                                                          ------------         ---------

DISTRIBUTIONS TO SHAREHOLDERS:
 Distributions from and in excess of net investment income:
     Brinson Class I                                           (47,131)             (191)
     Brinson Class N                                           (69,880)          (20,605)
     UBS Investment Funds Class                                     (6)               (1)
                                                          ------------         ---------
 Total distributions to shareholders                          (117,017)          (20,797)
                                                          ------------         ---------

CAPITAL SHARE TRANSACTIONS:
 Shares sold                                                 9,027,897        16,922,491
 Shares issued on reinvestment of distributions                116,156            20,775
 Shares redeemed                                            (4,248,075)         (519,553)
                                                          ------------         ---------
 Net increase in net assets resulting from capital
  share transactions                                         4,895,978        16,423,713
                                                          ------------         ---------
     TOTAL INCREASE IN NET ASSETS                            5,950,363        16,187,363
                                                          ------------         ---------

NET ASSETS:
 Beginning of period                                        16,187,373                10
                                                          ------------         ---------
 End of period (including accumulated undistributed
  (distributions in excess of) net investment
   income of $(30,001) and $11,637, respectively)          $22,137,736       $16,187,373
                                                          ============         =========

* Commencement of investment operations

                See accompanying notes to financial statements.

U.S. Large Capitalization Equity Fund -- Financial Highlights

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                                                   Six Months Ended   April 6, 1998*
                                                   December 31, 1998     Through
Brinson Class I                                       (Unaudited)     June 30, 1994
---------------------------------------------------------------------------------------
Net asset value, beginning of period                     $  9.80           $10.00
                                                         -------         --------
   Income from investment operations:
            Net investment income                           0.03             0.02
            Net realized and unrealized gain (loss)         0.56            (0.20)
                                                         -------         --------
              Total income (loss) from investment
               operations                                   0.59            (0.18)
                                                         -------         --------

   Less distributions:
            Distributions from net investment income       (0.07)           (0.02)
            Distributions from net realized gain              --               --
                                                         -------         --------
                     Total distributions                   (0.07)           (0.02)
                                                         -------         --------

Net asset value, end of period                            $10.32            $9.80
                                                         =======         ========

Total return (non-annualized)                               6.01%           (1.83)%
Ratios/Supplemental Data:
   Net assets, end of period (in 000s)                    $9,432            $ 154
   Ratio of expenses to average net assets:
            Before expense reimbursement                    1.40%**          1.59%**
            After expense reimbursement                     0.80%**          0.80%**
   Ratio of net investment income to average net assets:
            Before expense reimbursement                    0.50%**          0.52%**
            After expense reimbursement                     1.10%**          1.31%**
   Portfolio turnover rate                                    19%              12%

 * Commencement of investment operations
** Annualized

                See accompanying notes to financial statements.

U.S. Large Capitalization Equity Fund -- Financial Highlights

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                                                   Six Months Ended   April 6, 1998*
                                                   December 31, 1998     Through
Brinson Class N                                       (Unaudited)     June 30, 1994
---------------------------------------------------------------------------------------
Net asset value, beginning of period                     $  9.78         $  10.00
                                                         -------         --------
   Income from investment operations:
            Net investment income                           0.04             0.02
            Net realized and unrealized gain (loss)         0.54            (0.23)
                                                         -------         --------
               Total income (loss) from investment
                operations                                  0.58            (0.21)
                                                         -------         --------
   Less distributions:
            Distributions from net investment income       (0.05)           (0.01)
            Distributions from net realized gain              --               --
                                                         -------         --------
               Total distributions                         (0.05)           (0.01)
                                                         -------         --------

Net asset value, end of period                           $ 10.31         $   9.78
                                                         =======         ========
Total return (non-annualized)                               5.97%           (2.02)%
Ratios/Supplemental Data:
   Net assets, end of period (in 000s)                   $12,704         $ 16,033
   Ratio of expenses to average net assets:
            Before expense reimbursement                    1.65%**          1.84%**
            After expense reimbursement                     1.05%**          1.05%**
   Ratio of net investment income to average net assets:
            Before expense reimbursement                    0.25%**          0.27%**
            After expense reimbursement                     0.85%**          1.06%**
   Portfolio turnover rate                                    19%              12%

 * Commencement of investment operations
** Annualized

                See accompanying notes to financial statements.

U.S. Large Capitalization Equity Fund -- Financial Highlights

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                                               Six Months Ended   April 6, 1998*
                                               December 31, 1998     Through
UBS Investment Funds Class                        (Unaudited)     June 30, 1994
---------------------------------------------------------------------------------------
Net asset value, beginning of period                $  9.79         $ 10.00
                                                    -------         --------

   Income from investment operations:
            Net investment income                      0.02            0.02
            Net realized and unrealized gain (loss)    0.53           (0.22)
                                                    -------         --------

               Total income (loss) from
                investment operations                  0.55           (0.20)
                                                    -------         --------

   Less distributions:
            Distributions from net investment income  (0.06)          (0.01)
            Distributions from net realized gain         --              --
                                                    -------         --------

               Total distributions                    (0.06)          (0.01)
                                                    -------         --------

Net asset value, end of period                      $ 10.28         $  9.79
                                                    =======         ========

Total return (non-annualized)                          5.63%          (2.06)%
Ratios/Supplemental Data:
   Net assets, end of period (in 000s)              $     1         $     1
   Ratio of expenses to average net assets:
            Before expense reimbursement               1.92%**         2.11%**
            After expense reimbursement                1.32%**         1.32%**
   Ratio of net investment income to average
    net assets:
            Before expense reimbursement              (0.02)%**        0.00%**
            After expense reimbursement                0.58%**         0.79%**
   Portfolio turnover rate                               19%             12%

 * Commencement of investment operations
** Annualized

                See accompanying notes to financial statements.

U.S. Bond Fund

[BRINSON LOGO APPEARS HERE]

The U.S. Bond Fund is an actively managed diversified portfolio of U.S. investment-grade fixed income securities. Using fundamental research, we develop expectations about the returns on U.S. bonds based on the divergence of current market yields from our estimates of equilibrium yields. Relative value analysis drives both sector and individual issue selection.

Since its inception on August 31, 1995, the Brinson U.S. Bond Fund Class I has provided an annualized return of 8.12%, compared to the 8.21% return of the Salomon Smith Barney Broad Investment Grade (BIG) Bond Index. The Fund's annualized volatility over the same period has been 3.97% which is similar to the benchmark's 3.42%. For calendar year 1998, the Brinson U.S. Bond Fund Class I returned 8.37% versus 8.72% for the index. Returns were depressed by the unprecedented spread widening of corporate securities during the third quarter.

Interest rates fell roughly 100 basis points during 1998 with nearly all of this decline occurring during the volatile third quarter.

The Federal Reserve initiated an easing of monetary policy late in the third quarter to combat global instability. In all, the Fed lowered short rates 75 basis points to their current level of 4.75%.

Most investors will remember 1998 as one of the more tumultuous years on record. A confluence of global events at mid-year raised fears that a global economic crisis was unfolding. This precipitated a reassessment of risk on the part of most investors, which severely impacted market liquidity. A general "flight-to-quality" characterized the U.S. bond market for most of the second half of the year. While many financial assets responded negatively to these developments, corporate securities suffered disproportionately as investors sought the safe-haven of U.S. Treasuries. Signs of increasing global stability and market liquidity have become evident as we enter 1999. Overall, quality and liquidity were the most rewarded factors during 1998.


Industry Diversification

As a Percent of Net Assets
As of December 31, 1998 (Unaudited)

U.S. BONDS
Corporate Bonds
   Airlines                                    0.08%
   Asset-Backed                                7.60
   Banks                                       0.58
   Business and Public Service                 2.16
   CMO                                         5.46
   Consumer                                    2.69
   Energy                                      2.96
   Financial Services                          4.89
   Industrial Components                       0.85
   Real Estate                                 0.22
   Telecommunications                          3.42
                                            -------
            Total U.S. Corporate Bonds        30.91

U.S. Government Agencies                      21.09
U.S. Government Obligations                   38.32
International Dollar Bonds                     4.77
                                            -------
             Total U.S. Bonds                 95.09
                                            -------
U.S. Equities                                  1.04
                                            -------
SHORT-TERM INVESTMENTS                        10.04
                                            -------
             TOTAL INVESTMENTS               106.17
LIABILITIES, LESS CASH AND OTHER ASSETS       (6.17)
                                            -------
NET ASSETS                                   100.00%
                                            =======

U.S. Bond Fund

Total Return

                                      6 months  1 year    3 years   Annualized
                                       ended     ended     ended    8/31/95* to
                                      12/31/98  12/31/98  12/31/98    12/31/98
-------------------------------------------------------------------------------
Brinson U.S. Bond Fund Class I          4.43%    8.37%     7.14%        8.12%
-------------------------------------------------------------------------------
Salomon Smith Barney Broad Investment
Grade (BIG) Bond Index                  4.57     8.72      7.29         8.21
-------------------------------------------------------------------------------

* Inception date of the Brinson U.S. Bond Fund Class I.
Total return includes reinvestment of all capital gain and income distributions. All total returns in excess of 1 year are average annualized returns.

Illustration of an Assumed Investment of $1,000,000

This chart shows the growth in the value of an investment in the Brinson U.S. Bond Fund Class I and the Salomon Smith Barney BIG Bond Index if you had invested $1,000,000 on August 31, 1995, and had reinvested all your income dividends and capital gain distributions through December 31, 1998. No adjustment has been made for any income taxes payable by shareholders on income dividends and capital gain distributions. Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.

Brinson U.S. Bond Fund Class I
vs. Salomon Smith Barney BIG Bond Index
Wealth Value with Dividends Reinvested

                              [CHART APPEARS HERE]

              Brinson U.S.    Salomon Smith
               Bond Fund        Barney Big
                Class I         Bond Index
             -------------   ---------------
8/31/95        1,000,000         1,000,000
               1,009,000         1,009,400
               1,024,000         1,022,926
               1,040,000         1,038,884
12/31/95       1,054,932         1,053,220
               1,061,071         1,060,382
               1,038,561         1,042,462
               1,031,398         1,034,956
               1,023,213         1,027,297
               1,020,143         1,026,784
6/30/96        1,035,997         1,040,029
               1,039,127         1,042,837
               1,032,867         1,041,273
               1,054,776         1,059,391
               1,081,902         1,083,227
               1,109,028         1,101,101
12/31/96       1,092,169         1,091,411
               1,094,338         1,095,558
               1,096,507         1,096,763
               1,081,323         1,085,686
               1,098,676         1,101,211
               1,109,522         1,111,563
6/30/97        1,123,558         1,124,790
               1,158,669         1,155,272
               1,148,794         1,145,337
               1,164,156         1,162,173
               1,180,614         1,178,792
               1,183,906         1,184,333
12/31/97       1,197,458         1,196,413
               1,211,341         1,211,847
               1,211,341         1,210,998
               1,214,812         1,215,721
               1,220,597         1,222,043
               1,232,167         1,233,775
6/30/98        1,242,614         1,243,892
               1,243,789         1,246,504
               1,264,930         1,265,575
               1,287,245         1,295,443
               1,282,547         1,289,613
               1,291,943         1,296,706
12/31/98       1,297,674         1,300,726

Fund returns are net of all fees and costs, while the Index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing.

U.S. Bond Fund

[BRINSON LOGO APPEARS HERE]

Total Return
                                          6 months  1 year    6/30/97*
                                           ended     ended       to
                                          12/31/98  12/31/98  12/31/98
------------------------------------------------------------------------
Brinson U.S. Bond Fund Class N              4.53%     8.25%     9.93%
------------------------------------------------------------------------
Salomon Smith Barney Broad Investment
Grade (BIG) Bond Index                      4.57      8.72     10.17
------------------------------------------------------------------------

* Inception date of the Brinson U.S. Bond Fund Class N.
Total return includes reinvestment of all capital gain and income distributions. All total returns in excess of 1 year are average annualized returns.


Illustration of an Assumed Investment of $1,000,000

This chart shows the growth in the value of an investment in the Brinson U.S. Bond Fund Class N and the Salomon Smith Barney BIG Bond Index if you had invested $1,000,000 on June 30, 1997, and had reinvested all your income dividends and capital gain distributions through December 31, 1998. No adjustment has been made for any income taxes payable by shareholders on income dividends and capital gain distributions. Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.


Brinson U.S. Bond Fund Class N
vs. Salomon Smith Barney BIG Bond Index
Wealth Value with Dividends Reinvested

                              [CHART APPEARS HERE]

              Brinson U.S.    Salomon Smith
               Bond Fund        Barney Big
                Class N         Bond Index
             -------------   ---------------
6/30/97        1,000,000         1,000,000
               1,031,250         1,027,100
               1,021,484         1,018,267
9/30/97        1,035,156         1,033,235
               1,049,805         1,048,011
               1,052,734         1,052,936
12/31/97       1,065,178         1,063,676
               1,077,516         1,077,398
               1,076,488         1,076,644
3/31/97        1,079,573         1,080,842
               1,084,714         1,086,463
               1,094,995         1,096,893
6/30/98        1,103,029         1,105,887
               1,104,072         1,108,210
               1,121,795         1,125,165
9/30/98        1,141,604         1,151,719
               1,140,561         1,146,537
               1,148,902         1,152,843
12/31/98       1,153,031         1,156,416

Fund returns are net of all fees and costs, while the Index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing.

U.S. Bond Fund -- Schedule of Investments

December 31, 1998 (Unaudited)
                                             Face
                                             Amount         Value
                                          ----------- ------------------
Bonds -- 95.09%
U.S. Corporate Bonds -- 30.91%
Aid-Israel, Series 10-Z, 0.000%,
     due 02/15/03                         $   805,000    $     660,123
Capital One Bank, 6.830%, due 05/17/99        359,000          360,070
Cendant Corp., 7.750%, due 12/01/03           700,000          715,388
Chase Mortgage Finance Corp. 93-J1,
     Class 1A5, 6.625%, due 08/25/09           63,049           63,217
Chemical Mortgage Securities Inc. 93-1,
     Class A5, 7.450%, due 02/25/23           667,258          671,028
Ches Pot Tel MD, 8.000%, due 10/15/29          87,000          108,754
Chrysler Financial Corp.,
     7.400%, due 08/01/97                     100,000          112,690
Citicorp Mortgage Securities, Inc. 94-9,
     Class A8, 5.750%, due 06/25/09         1,039,536        1,023,381
Comed Transitional Funding Trust, 98-1,
     Class A7, 5.740%, due 12/25/10           695,000          698,996
Continental Airlines, Inc., EETC, 98-1B,
     6.748%, due 09/15/18                      75,000           75,088
Countrywide Funding Corp. FRN, 5.680%,
     due 12/01/03                             250,000          241,250
Enron Corp., 6.750%, due 08/01/09             800,000          825,114
Farmers Exchange Capital, 144A,
     7.050%, due 07/15/28                     400,000          402,451
First Bank Corporate Card Master Trust, 97-1,
     Class A, 6.400%, due 02/15/03            980,000        1,007,048
First Nationwide Trust, 98-3, Class 1PPA,
     6.500%, due 09/19/28                     514,243          514,706
Ford Motor Co., 6.625%, due 10/01/28          500,000          514,440
GE Capital Mortgage Services, Inc.,
     97-HE4 A7, 6.735%, due 12/25/28          410,000          422,649
General Motors Acceptance Corp.,
     9.625%, due 12/15/01                     294,000          327,018
GreenTree Financial Corp., 94.5, Class A5,
     8.300%, due 11/15/19                     320,000          347,977
Interamer Development Bank,
     6.800%, due 10/15/25                     100,000          113,318
Jefferson-Pilot, 144A,
     8.285%, due 03/01/46                     640,000          697,637
Lehman Brothers, Inc., Senior Note
     7.250%, due 04/15/03                     225,000          231,763
LG&E Capital Corp., 144A,
     5.750%, due 11/01/01                      65,000           64,744
Lockheed Martin Corp., Note
     7.700%, due 06/15/08                     282,000          318,932
MBNA Global Capital Securities FRN,
     6.019%, due 02/01/27                      90,000           82,824
Mid-America Energy,
     6.375%, due 06/15/06                     275,000          282,232
Monsanto Co., 144A,
     6.600%, due 12/01/28                   1,250,000        1,247,692
News America Holdings,
     7.750%, due 12/01/45                     358,000          380,216

                                             Face
                                             Amount         Value
                                          ----------- ------------------
Norwest Asset Securities Corp., 98-25,
     Class A5, 6.000%, due 12/25/28        $2,400,000    $   2,358,624
PanAmSat Corp.,
     6.000%, due 01/15/03                     375,000          372,054
     6.375%, due 01/15/08                     500,000          489,297
PNC Mortgage Securities Corp., 94-3,
     Class A8, 7.500%, due 07/25/24           215,000          221,787
Premier Auto Trust,
     96-3A, 6.500%, due 03/06/00               53,129           53,246
     96-4A, Class A4, 6.400%, due 10/06/01    350,000          353,707
Prudential Home Mortgage Securities,
     93-30, Class A9, 6.963%, due 08/25/23     85,000           85,806
     93-43, Class A9, 6.750%, due 10/25/23    281,533          283,566
     94-3, Class A10, 6.500%, due 02/25/24    170,000          169,536
Residential Accredit Loans, Inc.,
     96-QS4, Class Al10,
     7.900%, due 08/25/26                     275,000          283,257
     98-QS4, Class AI5,
     7.000%, due 03/25/28                   1,850,000        1,919,657
Residential Asset Securitization Trust,
     97-A10, Class A1, 7.250%,
     due 12/25/27                             692,587          698,772
SafeWay, Inc., 6.500%, due 11/15/08           315,000          326,486
Salomon, Inc., Debenture,
     6.750%, due 02/15/03                     300,000          308,976
Service Corp., International,
     6.000%, due 12/15/05                     250,000          249,223
Sprint Capital Corp., 6.875%,
     due 11/15/28                           1,000,000        1,038,382
Structured Asset Securities Corp.,
     98-RF1, Class A, 8.712%,
     due 03/15/27                             487,887          523,564
     98-RF2, 144A, 8.582%, due 07/15/27       171,060          183,035
Teco Energy, Inc., 5.540%, due 09/15/01     1,250,000        1,249,579
Tele-Communications Inc,
     9.800%, due 02/01/12                     950,000        1,268,065
Texas Utilities, 5.940%, due 10/15/11
     (putable 10/15/01)                       420,000          419,107
The Money Store Home Equity Trust,
     98-A, Class AF5, 6.370%,
     due 12/15/23                             465,000          469,548
Thrift Financial Corp., 11.250%,
     due 01/01/16                              38,455           40,400
Time Warner Entertainment, Inc.,
     8.375%, due 03/15/23                      94,000          114,971
Time Warner Inc., 7.570%, due 02/01/24        340,000          383,456
Transamerica Capital III,
     7.625%, due 11/15/37                     735,000          767,566
U.S.A. Waste Services,
     6.500%, due 12/15/02                     400,000          408,151
UCFC Home Equity Loan, 97-C, Class A8,
     FRN, 5.478%, due 09/15/27                134,278          132,988
Vendee Mortgage Trust, 92-1, Class 2Z,
     7.750%, due 05/15/22                     512,194          561,243
Williams Co., 6.200%, due 08/01/02          1,100,000        1,102,748
Williams Holdings of Delaware,
     6.500%, due 12/01/08                     315,000          311,522
                                                      ------------------
                                                            29,659,065
                                                      ------------------

U.S. Bond Fund -- Schedule of Investments

December 31, 1998 (Unaudited)

                                             Face
                                             Amount         Value
                                          ----------- ------------------
International Dollar Bonds -- 4.77%
Banco Santiago S.A.,  7.000%,
     due 07/18/07                          $  380,000     $     318,432
Banque Paribas, Sub. Notes,
     6.875%, due 03/01/09                     700,000           711,927
Credit Suisse-London, 144A, 7.900%,
     Resettable Perpetual Step-up Notes       500,000           500,000
Den Danske Bank, 144A,
     6.375%, due 06/15/08                     560,000           568,896
Empresa Nacional de Electricidad S.A.,
     7.875%, due 02/01/27                     394,000           328,906
Petroliam Nasional Berhad,  144A,
     7.625%, due 10/15/26                     430,000           293,273
     Province of Quebec,  7.500%,
     due 07/15/23                             200,000           228,700
Ras Laffan Liquified Natural Gas Co., Ltd.,
     144A,  8.294%, due 03/15/14              450,000           370,917
Repsol International Finance,
     7.000%, due 08/01/05                     200,000           215,886
Republic of South Africa,
     9.625%, due 12/15/99                      71,000            72,420
Royal Bank of Scotland, 7.375%, Resettable
     Perpetual Step-up Notes                   80,000            82,353
Skandinaviska Enskilda Banken, 144A,
     Resettable Perpetual Step-up Notes       305,000           297,362
Tyco International Group, 144A,
     5.875%, due 11/01/04                     595,000           591,332
                                                      ------------------
                                                              4,580,404
                                                      ------------------

U.S. Government Agencies -- 21.09%
Federal Home Loan Bank,
     5.570%, due 08/17/00                   1,500,000         1,513,068
Federal Home Loan Mortgage Corp.
     7.000%, due 10/15/13                     492,125           504,474
     7.500%, due 01/15/23                     157,195           165,716
     7.238%, due 05/01/26                      19,486            19,807
Federal Home Loan Mortgage Corp. Gold
     8.000%, due 11/01/22                     128,980           133,495
     9.000%, due 03/01/24                      97,878           104,072
Federal National Mortgage Association
     6.959%, due 08/01/07                     484,016           521,672
     6.361%, due 06/01/08                   1,422,447         1,482,190
     8.000%, due 12/18/11                     100,000           105,710
     6.000%, due 01/01/14 TBA                 295,000           295,832
     8.000%, due 05/25/21                     260,000           266,325
     8.500%, due 07/15/21                      82,101            84,870
     9.000%, due 08/01/21                      21,471            22,779
     8.500%, due 07/01/22                      14,724            15,605

                                             Face
                                             Amount         Value
                                          ----------- ------------------
     9.500%, due 08/01/22                  $   90,958     $      97,069
     0.000%, due 09/25/22                     431,647           399,464
     7.500%, due 12/01/23                     624,461           641,049
     7.500%, due 01/01/28                     338,058           347,249
     8.500%, due 02/01/28                     138,666           145,252
     6.000%, due 03/01/28                     712,617           703,417
     6.500%, due 06/01/28                     780,479           785,851
     6.500%, due 09/01/28                     246,454           248,150
     6.500%, due 11/01/28                   3,511,180         3,535,351
     6.000%, due 12/01/28 TBA               4,790,000         4,728,156
Federal National Mortgage Association Strips,
     7.500%, due 05/01/23 interest only       298,479            47,911
     0.000%, due 04/01/27 principal only      270,732           238,007
     FNCI,  8.000%, due 02/01/13              254,508           262,302
FNW, Series 95-W3, Class A,
     9.000%, due 04/25/25                     170,324           177,497
Government National Mortgage Association
     10.000%, due 09/15/00                      1,782             1,887
     10.000%, due 05/15/01                      2,642             2,797
     9.000%, due 11/15/04                      12,190            12,799
     9.000%, due 12/15/17                      39,834            42,816
     8.000%, due 08/15/22                      56,279            58,598
     7.500%, due 12/15/22                     275,793           284,425
     7.500%, due 12/15/23                   1,121,946         1,156,769
     7.500%, due 01/15/24                      74,829            77,132
     7.000%, due 02/16/24                     150,000           152,450
     7.500%, due 06/15/25                      93,707            96,611
     7.000%, due 07/15/25                     101,728           104,135
Jordan Aid,  8.750%, due 09/01/19             517,177           641,154
                                                      ------------------
                                                             20,223,913
                                                      ------------------

U.S. Government Obligations -- 38.32%
U.S. Treasury Notes and Bonds
     5.500%, due 02/29/00                   4,525,000         4,567,422
     5.500%, due 05/31/00                   2,450,000         2,478,329
     6.625%, due 07/31/01                   5,110,000         5,352,725
     6.250%, due 08/31/02                   2,200,000         2,312,064
     6.500%, due 05/15/05                   2,000,000         2,191,876
     7.000%, due 07/15/06                   6,320,000         7,196,900
     5.625%, due 05/15/08                   4,540,000         4,843,612
     8.000%, due 11/15/21                   4,905,000         6,571,170
U.S. Treasury Inflation Indexed Note,
     3.625%, due 04/15/28                   1,270,000         1,254,644
                                                      ------------------
                                                             36,768,742
                                                      ------------------
Total Bonds (Cost $90,665,694)                               91,232,124
                                                      ------------------

U.S. Bond Fund -- Schedule of Investments

December 31, 1998 (Unaudited)

                                             Shares         Value
                                          ----------- ------------------
Equities -- 1.04%
U.S. Equities -- 1.04%
Centaur Funding Corp., 144A                     1,355     $     248,815
Centaur Funding Corp., 144A                       715           747,622
                                                      ------------------
Total Equities (Cost $896,080)                                  996,437
                                                      ------------------
                                             Face
                                             Amount
                                          -----------
Short-Term Investments -- 10.04%
Commercial Paper -- 3.12%
Marriot International,
     5.750%, due 01/22/99                  $1,500,000         1,494,969
Raytheon Co., 5.600%, due 01/22/99          1,500,000         1,496,047
                                                      ------------------
Total Commercial Paper
(Cost $2,990,068)                                             2,991,016
                                                      ------------------

                                             Shares
                                          -----------
Investment Companies -- 6.92
Brinson Supplementary Trust U.S. Cash
Management Prime Fund
     (Cost $6,638,700)                      6,638,700         6,638,700
                                                      ------------------
Total Short-Term Investments
     (Cost $9,628,768)                                        9,629,716
                                                      ------------------
Total Investments
     (Cost $101,190,542) -- 106.17%                         101,858,277
                                                      ------------------
Liabilities, less cash and other
     assets -- (6.17%)                                       (5,916,014)
                                                      ------------------
Net Assets -- 100%                                          $95,942,263
                                                      ==================

NOTES TO SCHEDULE OF INVESTMENTS

(a) Aggregate cost for federal income tax purposes was $101,190,542; and net unrealized appreciation consisted of:

         Gross unrealized appreciation                        $1,154,761
         Gross unrealized depreciation                          (487,026)
                                                              ----------
           Net unrealized appreciation                        $  667,735
                                                              ==========

FRN: Floating rate note -- The rate disclosed is that in effect at December 31, 1998.

TBA:  Security is subject to delayed delivery.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 1998, the value of these securities amounted to $6,213,776, or 6.48% of net assets.

Resettable Perpetual Preferred: A bond with either no maturity date or a maturity date that is so far in the future that the bond will pay interest indefinitely. The issuer generally retains the right to call such a bond.

U.S. Bond Fund -- Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
December 31, 1998 (Unaudited)

ASSETS:
   Investments, at value:
            Unaffiliated issuers (Cost $94,551,842)       $ 95,219,577
            Affiliated issuers (Cost $6,638,700)             6,638,700
   Cash                                                         35,470
   Receivables:
            Investment securities sold                         344,847
            Fund shares sold                                     1,750
            Interest                                         1,160,848
   Other assets                                                  8,846
                                                          ------------
                     TOTAL ASSETS                          103,410,038
                                                          ------------
LIABILITIES:
   Payables:
            Investment securities purchased                  7,403,466
            Investment advisory fees                            35,915
            Dividends                                            1,774
            Accrued expenses                                    26,620
                                                          ------------
                     TOTAL LIABILITIES                       7,467,775
                                                          ------------
NET ASSETS                                                $ 95,942,263
                                                          ============
NET ASSETS CONSIST OF:
   Paid in capital                                        $ 95,212,858
   Accumulated undistributed net investment income              10,071
   Accumulated net realized gain                                51,599
   Net unrealized appreciation                                 667,735
                                                          ------------
                     NET ASSETS                           $ 95,942,263
                                                          ============
OFFERING PRICE PER SHARE:
   Brinson Class I:
            Net asset value, offering price and
             redemption price per share (Based on
              net assets of $90,868,678 and 8,556,121
               shares issued and outstanding)             $      10.62
                                                          ============
   Brinson Class N:
            Net asset value, offering price and
             redemption price per share (Based on
              net assets of $1,150 and 108 shares
              issued and outstanding)                     $      10.65
                                                          ============
   UBS Investment Funds Class:
            Net asset value, offering price and
             redemption price per share (Based on
              net assets of $5,072,435 and 479,337
               shares issued and outstanding)             $      10.58
                                                          ============

                See accompanying notes to financial statements.

U.S. Bond Fund -- Financial Statements

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 1998 (Unaudited)

INVESTMENT INCOME:
         Interest                              $  1,955,254
                                               ------------
               TOTAL INCOME                       1,955,254
                                               ------------
EXPENSES:
         Advisory                                   164,957
         Professional                                19,203
         Registration                                13,667
         Distribution                                10,134
         Other                                       12,089
                                               ------------
               TOTAL EXPENSES                       220,050
               Expenses waived by Advisor           (12,367)
                                               ------------
               NET EXPENSES                         207,683
                                               ------------
               NET INVESTMENT INCOME              1,747,571
                                               ------------
NET REALIZED AND UNREALIZED GAIN:
         Net realized gain                          809,071
         Change in net unrealized appreciation
         or depreciation                            134,810
                                               ------------
         Net realized and unrealized
         appreciation                               943,881
                                               ------------
         Net increase in net assets resulting
         from operations                       $  2,691,452
                                               ============

                See accompanying notes to financial statements.

U.S. Bond Fund -- Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

                                                           Six Months            Year
                                                        December 31, 1998        Ended
                                                           (Unaudited)       June 30, 1998
                                                        -----------------    --------------
OPERATIONS:
   Net investment income                                   $ 1,747,571         $ 1,638,048
   Net realized gain                                           809,071             801,133
   Change in net unrealized appreciation or depreciation       134,810             335,673
                                                          ------------         -----------
   Net increase in net assets resulting from operations      2,691,452           2,774,854
                                                          ------------         -----------

DISTRIBUTIONS TO SHAREHOLDERS:
   Distributions from net investment income:
            Brinson Class I                                 (1,922,429)         (1,526,152)
            Brinson Class N                                        (27)                (54)
            UBS Investment Funds Class                        (116,017)           (103,513)
   Distributions from net realized gain:
            Brinson Class I                                 (1,038,553)           (335,742)
            Brinson Class N                                        (16)                (14)
            UBS Investment Funds Class                         (68,968)            (25,812)
                                                          ------------         -----------
   Total distributions to shareholders                      (3,146,010)         (1,991,287)
                                                          ------------         -----------

CAPITAL SHARE TRANSACTIONS:
   Shares sold                                              69,994,288          21,794,978
   Shares issued in connection with reorganization          15,177,263                  --
   Shares issued on reinvestment of distributions            2,681,835           1,174,894
   Shares redeemed                                         (32,774,989)         (6,255,720)
                                                          ------------         -----------
   Net increase in net assets resulting from
    capital share transactions                              55,078,397          16,714,152
                                                          ------------         -----------
                     TOTAL INCREASE IN NET ASSETS           54,623,839          17,497,719
                                                          ------------         -----------
NET ASSETS:
   Beginning of period                                      41,318,424          23,820,705
                                                          ------------         -----------

   End of period (including accumulated undistributed
    net investment income of $10,071 and $300,973,
     respectively)                                         $95,942,263         $41,318,424
                                                          ============         ===========

                See accompanying notes to financial statements.

U.S. Bond Fund -- Financial Highlights

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                                                  Six Months Ended                                August 31, 1995*
                                                  December 31, 1998  Year Ended     Year Ended        Through
Brinson Class I                                       (Unaudited)   June 30, 1998  June 30, 1997    June 30, 1996
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                   $ 10.58        $ 10.24       $  9.93            $ 10.00
                                                       -------        -------       -------            -------
 Income from investment operations:
     Net investment income                                0.29***        0.53          0.51***            0.50
     Net realized and unrealized gain (loss)              0.18           0.53          0.32              (0.14)
                                                       -------        -------       -------            -------
           Total income from investment operations        0.47           1.06          0.83               0.36
                                                       -------        -------       -------            -------

 Less distributions:
     Distributions from net investment income            (0.28)         (0.58)        (0.52)             (0.40)
     Distributions in excess of net realized gain        (0.15)         (0.14)           --              (0.03)
                                                       -------        -------       -------            -------
           Total distributions                           (0.43)         (0.72)        (0.52)             (0.43)
                                                       -------        -------       -------            -------

Net asset value, end of period                         $ 10.62        $ 10.58       $ 10.24            $  9.93
                                                       =======        =======       =======            =======

Total return (non-annualized)                             4.43%         10.60%         8.45%              3.60%
Ratios/Supplemental Data:
 Net assets, end of period (in 000s)                   $90,869        $38,874       $22,421            $ 9,047
 Ratio of expenses to average net assets:
     Before expense reimbursement                         0.64%**        0.84%         1.65%              3.63%**
     After expense reimbursement                          0.60%**        0.60%         0.60%              0.60%**
 Ratio of net investment income to average net assets:
     Before expense reimbursement                         5.30%**        5.61%         5.14%              3.00%**
     After expense reimbursement                          5.34%**        5.85%         6.19%              6.03%**
 Portfolio turnover rate                                   140%           198%          410%               363%

*   Commencement of investment operations
**  Annualized
*** The net investment income per share data was determined by using average shares outstanding throughout the period.

                See accompanying notes to financial statements.

U.S. Bond Fund -- Financial Highlights

The table below sets forth financial data for one share of capital stock outstanding throughout the period presented.

                                                  Six Months Ended
                                                  December 31, 1998  Year Ended
Brinson Class N                                       (Unaudited)   June 30, 1998
---------------------------------------------------------------------------------
Net asset value, beginning of period                   $ 10.58        $ 10.24
                                                       -------        -------
   Income from investment operations:
     Net investment income                       `        0.34***        0.61
     Net realized and unrealized gain                     0.14           0.42
                                                       -------        -------
           Total income from investment operations        0.48           1.03
                                                       -------        -------
   Less distributions:
     Distributions from net investment income            (0.26)         (0.55)
     Distributions from net realized gain                (0.15)         (0.14)
                                                       -------        -------
           Total distributions                           (0.41)         (0.69)
                                                       -------        -------
Net asset value, end of period                         $ 10.65        $ 10.58
                                                       =======        =======

Total return (non-annualized)                             4.53%         10.30%
Ratios/Supplemental Data:
   Net assets, end of period (in 000s)                 $     1        $     1
   Ratio of expenses to average net assets:
     Before expense reimbursement                         0.89%**        1.09%
     After expense reimbursement                          0.85%**        0.85%
   Ratio of net investment income to average
    net assets:
     Before expense reimbursement                         5.05%**        5.36%
     After expense reimbursement                          5.09%**        5.60%
   Portfolio turnover rate                                 140%           198%

*   Commencement of Brinson Class N was June 30, 1997
**  Annualized
*** The net investment income per share data was determined by using average shares outstanding throughout the period.

                See accompanying notes to financial statements.

U.S. Bond Fund -- Financial Highlights

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                                                        Six Months Ended                                      August 31, 1995*
                                                        December 31, 1998     Year Ended       Year Ended         Through
UBS Investment Funds Class                                  (Unaudited)      June 30, 1998     June 30, 1997   June 30, 1996
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                        $   10.54         $  10.22         $    9.92          $  10.00
                                                            ---------         --------         ---------          --------
   Income from investment operations:
            Net investment income                                0.26***          0.50              0.46***           0.46
            Net realized and unrealized gain (loss)              0.18             0.49              0.32             (0.13)
                                                            ---------         --------         ---------          --------
                 Total income from investment operations         0.44             0.99              0.78              0.33
                                                            ---------         --------         ---------          --------
   Less distributions:
            Distributions from net investment income            (0.25)           (0.53)            (0.48)            (0.38)
            Distributions in excess of net realized gain        (0.15)           (0.14)               --             (0.03)
                                                            ---------         --------         ---------          --------
                 Total distributions                            (0.40)           (0.67)            (0.48)            (0.41)
                                                            ---------         --------         ---------          --------
Net asset value, end of period                              $   10.58         $  10.54         $   10.22          $   9.92
                                                            =========         ========         =========          ========

Total return (non-annualized)                                    4.21%            9.97%             7.91%             3.24%
Ratios/Supplemental Data:
   Net assets, end of period (in 000s)                      $   5,072         $  2,444         $   1,399          $    636
   Ratio of expenses to average net assets:
            Before expense reimbursement                         1.11%**          1.31%             2.12%             4.10%**
            After expense reimbursement                          1.07%**          1.07%             1.07%             1.07%**
   Ratio of net investment income to average net assets:
            Before expense reimbursement                         4.83%**          5.14%             4.67%             2.53%**
            After expense reimbursement                          4.87%**          5.38%             5.72%             5.56%**
   Portfolio turnover rate                                        140%             198%              410%              363%

*   Commencement of investment operations
**  Annualized
*** The net investment income per share data was determined by using average shares outstanding throughout the period.

                See accompanying notes to financial statements.

U.S. Large Capitalization Growth Fund

[BRINSON LOGO APPEARS HERE]

The U.S. Large Capitalization Growth Fund is an actively managed portfolio invested in the common stocks of companies whose internal financial returns and earnings or cash flow growth prospects are well above the average large capitalization company ($3 billion or larger). While valuation is an important aspect in the screening process, fundamental dynamics are more heavily weighted. The investment strategy emphasizes stock selection with attention given to factor and sector exposures relative to the benchmark.

Since its performance inception on October 31, 1997, the Brinson U.S. Large Capitalization Growth Fund Class I has returned 25.03% compared to a return of the S&P 500 Index of 30.84%. For the calendar year 1998, the Fund returned 24.90%, compared to the benchmark's return of 28.58%.

Generally, 1998 was a very good year to be a large capitalization growth manager. The uncertainties around the world led investors to seek assured growth wherever they could find it, particularly in larger sized companies. In the second half of the year, however, there began to be some differentiation among the favorites as many of the dominant global franchise companies such as Coca-Cola began to stumble with fundamental problems. This put even more focus on health care and technology where performance broadened out beyond just the biggest companies. Our performance was helped by our stock selection in the latter part of the year with investments such as Sun Microsystems, Oracle, Immunex, and AT&T. Areas which hurt performance were an overweighting in financial stocks and a small but meaningful commitment in the energy sector, particularly oil service companies such as Schlumberger.

The major challenge facing growth investors in 1999 is twofold. First, some major sectors such as technology and health care have performed extremely well and are clearly not undervalued. World economic trends and populist political initiatives respectively could make both sectors more risky going forward. Our solution is to continue to look at companies which have not been the major leaders but which have strong fundamentals and relatively good valuations.

Secondly, growth investing as a strategy has enjoyed extreme popularity in recent years at the expense of value investing. Efforts to reflate here and overseas may lead to more competitive earnings gains from more cyclical sources, something which has not been present for some time. Our solution is to look for growth companies which have been hurt by global economic woes and which may actually perform well under these conditions. We have consciously underweighted the major companies in most sectors unless we are extremely confident of fundamentals.

U.S. Large Capitalization Growth Fund

Total Return

                                             6 Months   1 Year
                                              ended     ended     10/31/97*
                                             12/31/98  12/31/98  to 12/31/98
-----------------------------------------------------------------------------
Brinson U.S. Large Capitalization Growth
Fund Class I                                  10.40%     24.90%     20.42%
-----------------------------------------------------------------------------
S&P 500 Equity Index                           9.23      28.58      30.84
-----------------------------------------------------------------------------

* Performance inception date of the Brinson U.S. Large Capitalization Growth Fund Class I.
Total return includes
reinvestment of all capital gain and income distributions.
All total returns in excess of 1 year are average annualized returns.

Illustration of an Assumed Investment of $1,000,000

This chart shows the growth in the value of an investment in the Brinson U.S. Large Capitalization Growth Fund Class I and the S&P 500 Equity Index if you had invested $1,000,000 on October 31, 1997, and had reinvested all your income dividends and capital gain distributions through December 31, 1998. No adjustment has been made for any income taxes payable by shareholders on income dividends and capital gain distributions. Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.


Brinson U.S. Large Capitalization Growth Fund Class I vs. S&P 500 Equity Index
Wealth Value with Dividends Reinvested

                              [CHART APPEARS HERE]

                   Brinson U.S.
                      Large
                  Capitalization       S&P 500
                   Growth Fund         Equity
                     Class I            Index
                 ----------------   ------------
10/31/97            1,000,000         1,000,000
11/30/97            1,018,495         1,046,290
12/31/97            1,039,140         1,064,255
1/31/98             1,031,495         1,076,025
2/28/98             1,091,715         1,153,628
3/31/98             1,134,665         1,212,706
4/30/98             1,156,858         1,224,906
5/31/98             1,131,408         1,203,849
6/30/98             1,175,605         1,252,750
7/31/98             1,171,311         1,239,408
8/31/98               973,788         1,060,214
9/30/98             1,026,697         1,128,132
10/31/98            1,026,697         1,219,894
11/30/98            1,129,126         1,293,822
12/31/98            1,297,885         1,368,380

Fund returns are net of all fees and costs, while the Index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing.

U.S. Large Capitalization Growth Fund

[BRINSON LOGO APPEARS HERE]

Industry Diversification

As a Percent of Net Assets
As of December 31, 1998
-----------------------------------------------------------------------------
U.S. EQUITIES
Basic Industries
         Chemicals                  2.17%
         Housing/Paper              2.10
                                  ------
                                    4.27
Capital Investment
         Capital Goods              1.99
         Technology                18.77
                                  ------
                                   20.76
Consumer
         Autos/Durables             7.29
         Health: Drugs             13.84
         Health: Non-Drugs          8.13
         Non-Durables               9.02
         Retail/Apparel             5.10
                                  ------
                                   43.38

Energy                              4.17%
Financial
         Banks                      1.74
         Non-Banks                  6.01
                                  ------
                                    7.75

Transportation                      0.73
Services/Miscellaneous              8.04
Utilities
         Telephone                  7.10
                                  ------
            Total U.S. Equities    96.20

SHORT-TERM INVESTMENTS              3.18
                                  ------
            TOTAL INVESTMENTS      99.38
CASH AND OTHER ASSETS,
         LESS LIABILITIES           0.62
                                  ------
NET ASSETS                        100.00%
                                  ======

Top 10 U.S. Equity Holdings

As of December 31, 1998
                                         Percent of
                                         Net Assets
-----------------------------------------------------
1. Sun Microsystems, Inc.                    4.13%
2. International Business Machines Corp.     4.01
3. General Electric Co.                      3.69
4. Wal-Mart Stores, Inc.                     2.75
5. Abbott Laboratories                       2.72
6. Albertson's, Inc.                         2.61
7. Philip Morris Companies, Inc.             2.58
8. AFLAC, Inc.                               2.55
9. Time Warner, Inc.                         2.54
10. Medtronics, Inc.                         2.51
-----------------------------------------------------

U.S. Large Capitalization Growth Fund -- Schedule of Investments

December 31, 1998
-----------------------------------------------------------------------------

                                             Shares         Value
                                          ----------- ------------------
U.S. Equities -- 96.20%
Abbott Laboratories                          2,300         $    112,700
AFLAC, Inc.                                  2,400              105,600
Albertson's, Inc.                            1,700              108,269
American Express, Co.                        1,000              102,250
AT&T Corp.                                   1,100               82,775
Autozone, Inc. (b)                           2,200               72,463
BankAmerica Corp.                            1,200               72,150
Bristol-Myers Squibb Co.                       600               80,287
CBS Corp.                                    2,100               68,775
Chubb Corp.                                  1,000               64,875
Citigroup, Inc.                                800               39,600
Compaq Computer Corp.                        2,300               96,456
Continental Airlines, Inc., Class B (b)        900               30,150
Dayton Hudson Corp.                          1,800               97,650
E.I. du Pont de Nemours & Co.                1,700               90,206
Exxon Corp.                                    900               65,813
Fox Entertainment Group, Inc., Class A (b)     800               20,150
General Electric Co.                         1,500              153,094
Halliburton Co.                              1,600               47,400
Hewlett-Packard Co.                            700               47,819
Immunex Corp. (b)                              800              100,650
Intel Corp.                                    500               59,281
International Business Machines Corp.          900              166,275
Johnson & Johnson                              900               75,487
Kimberly Clark Corp.                         1,600               87,200
Liberty Media Group, Class A (b)             1,400               64,488
Lilly (Eli) & Co.                            1,100               97,762
Loral Space & Communications Ltd. (b)        3,600               64,125
Lowe's Companies, Inc.                       1,500               76,781
Lucent Technologies, Inc.                      400               44,000
McDonald's Corp.                               900               68,963
Medtronic, Inc.                              1,400              103,950
Merck & Co., Inc.                              600               88,612
Microsoft, Inc. (b)                            400               55,475
Monsanto Co.                                 1,100               52,250
Morgan Stanley Dean Witter & Co.               600               42,600
Northern Telecom Ltd.                          800               40,100
Oracle Corp. (b)                             1,200               51,750
PepsiCo, Inc.                                2,200               90,062
Philip Morris Companies,  Inc.               2,000              107,000
QUALCOMM, Inc. (b)                             700               36,269
Raytheon Co., Class A                        1,600               82,700
Schering Plough Corp.                        1,700               93,925
Schlumberger Ltd.                            1,300               59,963
Sun Microsystems, Inc. (b)                   2,000              171,250
Tele-Communications
     TCI Ventures Group, Class A (b)         2,700               63,619
Texas Instruments, Inc.                      1,100               94,119
Time Warner, Inc.                            1,700              105,506
Wal-Mart Stores, Inc.                        1,400              114,012
Waste Management, Inc.                       1,600               74,600
                                                          -------------
Total U.S. Equities (Cost $3,402,970)                         3,991,256

                                             Face
                                             Amount         Value
                                          ----------- ------------------
Short-Term Investments -- 3.18%
Investment Companies -- 3.18%
Brinson Supplementary Trust U.S. Cash
     Management Prime Fund (Cost $131,691)   $131,691        $  131,691
                                                          -------------
Total Investments
     (Cost $3,534,661) -- 99.38%                              4,122,947
                                                          -------------
Cash and other assets,
     less liabilities -- 0.62%                                   25,841
                                                          -------------
Net Assets -- 100%                                           $4,148,788
                                                          =============

NOTES TO SCHEDULE OF INVESTMENTS

(a) Aggregate cost for federal income tax purposes was $3,534,661; and net unrealized appreciation consisted of:

         Gross unrealized appreciation                        $677,003
         Gross unrealized depreciation                         (88,717)
                                                              --------
         Net unrealized appreciation                          $588,286
                                                              ========

(b) Non-income producing security

                See accompanying notes to financial statements.

U.S. Large Capitalization Growth Fund -- Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1998
ASSETS:
 Investments, at value:
  Unaffiliated issuers (Cost $3,402,970)            $3,991,256
  Affiliated issuers (Cost $131,691)                   131,691
 Cash                                                      114
 Receivables:
  Dividends                                              1,881
  Interest                                                 393
  Fund shares sold                                      50,010
                                                    ----------
     TOTAL ASSETS                                    4,175,345
                                                    ----------

LIABILITIES:
 Payables:
  Investment securities purchased                       25,397
  Accrued expenses                                       1,160
                                                    ----------
     TOTAL LIABILITIES                                  26,557
                                                    ----------
NET ASSETS                                          $4,148,788
                                                    ==========

NET ASSETS CONSIST OF:
  Paid in capital                                   $3,291,916
  Accumulated net realized gain                        268,586
  Net unrealized appreciation                          588,286
                                                    ----------
NET ASSETS                                          $4,148,788
                                                    ==========

OFFERING PRICE PER SHARE:
 Brinson Class I:
  Net asset value, offering price and redemption
   price per share (Based on net assets of
    $4,146,788 and 350,212 shares issued
     and outstanding)                               $    11.84
                                                    ==========

 Brinson Class N:
  Net asset value, offering price and redemption
   price per share (Based on net assets of
  $1,000 and 84 shares issued and outstanding)      $    11.84
                                                    ==========

 UBS Investment Funds Class:
  Net asset value, offering price and redemption
   price per share (Based on net assets of
    $1,000 and 84 shares issued and outstanding)    $    11.84
                                                    ==========

                See accompanying notes to financial statements.

U.S. Large Capitalization Growth Fund -- Financial Statements

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1998
INVESTMENT INCOME:
   Dividends                                                  $   61,083
   Interest                                                       14,387
                                                              ----------
           TOTAL INCOME                                           75,470
                                                              ----------
EXPENSES:
   Advisory                                                       33,493
   Registration                                                   22,522
   Fund accounting                                                19,260
   Transfer agent                                                 14,665
   Shareholder servicing                                          13,511
   Shareholder reporting                                          12,757
   Professional                                                   11,125
   Custodian                                                      10,976
   Administration                                                  7,361
   Other                                                           7,579
                                                              ----------
           TOTAL EXPENSES                                        153,249
           Expenses waived and reimbursed by Advisor             (98,048)
                                                              ----------
           NET EXPENSES                                           55,201
                                                              ----------
           NET INVESTMENT INCOME                                  20,269
                                                              ----------
NET REALIZED AND UNREALIZED GAIN:
   Net realized gain on investments                              438,421
   Change in net unrealized appreciation or depreciation
    on investments                                               554,465
                                                              ----------
   Net realized and unrealized gain                              992,886
                                                              ----------
   Net increase in net assets resulting from operations       $1,013,155
                                                              ==========

                See accompanying notes to financial statements.

U.S. Large Capitalization Growth Fund -- Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

                                                                            October 14, 1997*
                                                           Year Ended            Through
                                                        December 31, 1998   December 31, 1997
                                                        -----------------    ----------------
OPERATIONS:
   Net investment income                                    $   20,269         $     9,350
   Net realized gain (loss)                                    438,421             (14,545)
   Change in net unrealized appreciation or depreciation       554,465              33,821
   Net increase in net assets resulting from operations      1,013,155              28,626

DISTRIBUTIONS TO SHAREHOLDERS:
   Distributions from net investment income:
         Brinson Class I                                       (19,205)             (9,050)
   Distributions from net realized gain:
         Brinson Class I                                      (151,936)                 --
   Total distributions to shareholders                        (171,141)             (9,050)

Capital share transactions:
   Shares sold                                               4,973,380           4,108,844
   Shares issued on reinvestment of distributions              170,881               9,050
   Shares redeemed                                          (5,974,601)               (356)
   Net increase (decrease) in net assets resulting
    from capital share transactions                          (830,340)           4,117,538
             TOTAL INCREASE IN NET ASSETS                      11,674            4,137,114

NET ASSETS:
   Beginning of period                                      4,137,114                   --
   End of period (including accumulated undistributed
    net investment income of $300 in 1997)                 $4,148,788           $4,137,114

* Commencement of investment operations


                See accompanying notes to financial statements.

U.S. Large Capitalization Growth Fund -- Financial Highlights

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.***

                                                                           October 14, 1997*
                                                           Year Ended           Through
Brinson Class I                                        December 31, 1998   December 31, 1998
----------------------------------------------------------------------------------------------
Net asset value, beginning of period                         $  9.92           $  10.00
                                                             -------           --------
   Income from investment operations:
       Net investment income                                    0.06               0.02
       Net realized and unrealized gain (loss)                  2.38              (0.08)
                                                             -------           --------
          Total income (loss) from investment operations        2.44              (0.06)
                                                             -------           --------

   Less distributions:
       Distributions from net investment income                (0.06)             (0.02)
       Distributions from net realized gain                    (0.46)                --
                                                             -------           --------
          Total distributions                                  (0.52)             (0.02)
                                                             -------           --------
Net asset value, end of period                               $ 11.84            $  9.92
                                                             =======           ========

Total return (non-annualized)                                  24.90%             (0.55)%
Ratios/Supplemental Data:
   Net assets, end of period (in 000s)                       $ 4,147            $ 4,137
   Ratio of expenses to average net assets:
       Before expense reimbursement                             2.76%              8.54%**
       After expense reimbursement                              0.99%              1.00%**
   Ratio of net investment income (loss) to
    average net assets:
       Before expense reimbursement                            (1.40)%            (6.19)%**
       After expense reimbursement                              0.37%              1.35%**
   Portfolio turnover rate                                       N/A                N/A

*     Commencement of investment operations
**    Annualized
***   Reflects 10 for 1 share split effective December 9, 1998.
N/A = Information is not available for periods prior to reorganization, as described in notes to financial statements.

                See accompanying notes to financial statements.

U.S. Small Capitalization Growth Fund

[BRINSON LOGO APPEARS HERE]

The U.S. Small Capitalization Growth Fund invests in companies with market capitalizations of less than $1 billion which we expect to experience above-average earnings/cash flow growth or meaningful changes in underlying value. As such, we seek to identify rapidly growing companies with leading products or industry positions and a proven record of achievement. The Fund concentrates on companies with strong business franchises that generate rapidly rising earnings. The Fund also places emphasis on controlling risk through diversification and attention to reasonable valuations.

Since September 30, 1997, the Brinson U.S. Small Capitalization Growth Fund Class I has experienced a -9.66% annualized return, versus a -4.67% return for the Russell 2000 Index, a commonly cited index of small capitalization stocks. For the calendar year 1998, the U.S. Small Capitalization Growth Fund Class I experienced a 6.70% decline in value, which trailed the 2.55% loss recorded for the Russell 2000 Index.


Industry weighting and stock selection accounted for the poor performance of the U.S. Small Capitalization Growth Fund in 1998. The largest negative impact was from the Fund's overweight in the oil services area, which was down sharply, and from underweights in technology and utilities, which performed well. On the positive side, the Fund's overweights in retail foods, miscellaneous finance, and life insurance helped results. We have taken steps to narrow our portfolio ranges in order to keep industry selection from continuing to be such a large factor going forward.

Stock selection was also negative this year, with a larger than usual number of companies experiencing unexpected accounting and operating problems. Stocks that detracted from performance in 1998 included Vesta Insurance, Oakwood Homes, Landry's Seafood, Technology Solutions, and General Nutrition. The Fund's better performing stocks included Waters Corp, Foodmaker, U.S. Foodservice, Sanmina, and Swift Transportation.

If we widen our perspective to the overall small cap market, it was a difficult year for small cap investors. The Russell 2000 underperformed the large cap S&P 500 by almost 31 percentage points in 1998, which is the worst relative calendar year performance by small cap stocks in the past 25 years. The damage incurred by the average small cap stock was even worse than the market averages would indicate. The median stock in the Russell 2000, for example, declined 9.1% in 1998, and more than 500 companies in the index fell more than 30%.

Despite the poor performance, fundamentals continue to be quite positive for small cap stocks. The average stock in the Russell 2000 has grown earnings per share by 16.5% annually over the past five years, which compares well with the 16.8% annual gains chalked up by the S&P 500. In addition, the Wall Street analyst consensus is forecasting 20.5% annual earnings growth for small cap stocks over the next five years, which is well above the 14.8% yearly gain projected for the S&P 500. Finally, relative price-earnings and price-sales ratios for small cap stocks have sunk to record lows versus large cap stocks, so we think it is only a matter of time before a small cap rally of substantial proportions occurs.

U.S. Small Capitalization Growth Fund

Total Return
                                      6 months   1 year
                                        ended    ended      9/30/97*
                                      12/31/98  12/31/98  to 12/31/98
----------------------------------------------------------------------
Brinson U.S. Small Capitalization
Growth Fund Class I                     -9.32%    -6.70%     -9.66%
----------------------------------------------------------------------
Russell 2000 Index                      -7.12     -2.55      -4.67
----------------------------------------------------------------------

* Inception date of the Brinson U.S. Small Capitalization Growth Fund Class I. Total return includes reinvestment of all capital gain and income distributions. All total returns in excess of 1 year represent average annualized returns.

Illustration of an Assumed Investment of $1,000,000

This chart shows the growth in the value of an investment in the Brinson U.S. Small Capitalization Growth Fund Class I and the Russell 2000 Index if you had invested $1,000,000 on September 30, 1997, and had reinvested all your income dividends and capital gain distributions through December 31, 1998. No adjustment has been made for any income taxes payable by shareholders on income dividends and capital gain distributions. Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.


Brinson U.S. Small Capitalization Growth Fund Class I vs. Russell 2000 Index
Wealth Value with Dividends Reinvested

                              [CHART APPEARS HERE]

                 Brinson U.S.
                    Small
                Capitalization           Russell
                 Growth Fund               2000
                   Class I                Index
               ---------------         ------------
                  1,000,000              1,000,000
10/31/97            953,600                 956071
                    936,600                949,887
12/31/97            943,800                996,513
                    932,700                951,260
2/28/98           1,007,600              1,021,599
                  1,049,900              1,063,732
4/30/98           1,047,200              1,069,618
                    990,700              1,012,012
6/30/98             971,100              1,014,141
                    887,800                932,042
8/31/98             700,200                751,059
                    739,372                809,835
10/31/98            788,803                842,863
                    807,515                887,022
12/31/98            880,562                941,913

Fund returns are net of all fees and costs, while the Index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing.

U.S. Small Capitalization Growth Fund

Industry Diversification

As a Percent of Net Assets
As of December 31, 1998
-----------------------------------------------------------------------------
U.S. EQUITIES
Basic Industries
         Housing/Paper              1.35%
                                  ------
                                    1.35
Capital Investment
         Capital Goods              6.29
         Technology                 9.12
                                  ------
                                   15.41
Consumer
         Autos/Durables             7.00
         Discretionary              4.04
         Health: Drugs              0.39
         Health: Non-Drugs          8.74
         Non-Durables               8.27
         Retail/Apparel             3.03
                                  ------
                                   31.47

Energy                              3.30%
Financial
         Banks                     11.22
         Non-Banks                  8.15
                                  ------
                                   19.37

Transportation                     11.21
Services/Miscellaneous             15.59
                                  ------
           Total U.S. Equities     97.70
                                  ------

SHORT-TERM INVESTMENTS              4.24
                                  ------
           TOTAL INVESTMENTS      101.94
LIABILITIES, LESS CASH
         AND OTHER ASSETS          (1.94)
                                  ------
NET ASSETS                        100.00%
                                  ======

Top 10 U.S. Equity Holdings

As of December 31, 1998
                                         Percent of
                                         Net Assets
-----------------------------------------------------
1. Waters Corp.                              2.97%
2. U.S. Foodservice                          2.95
3. Protective Life Corp.                     2.89
4. Foodmaker, Inc.                           2.88
5. Swift Transportation Co., Inc.            2.86
6. U.S. Trust Corp.                          2.86
7. Patterson Dental Co.                      2.83
8. Ha-Lo Industries, Inc.                    2.81
9. Peoples Heritage Financial Group, Inc.    2.72
10. North Fork Bancorporation, Inc.          2.49
-----------------------------------------------------

U.S. Small Capitalization Growth Fund -- Schedule of Investments

December 31, 1998
-----------------------------------------------------------------------------

                                             Shares         Value
                                          ----------- ------------------
U.S. Equities -- 97.70%
Aeroflex, Inc. (b)                             13,200      $     199,650
AFC Cable Systems, Inc. (b)                     6,000            201,750
Airborne Freight Corp.                         12,200            439,962
American Italian Pasta Co., Class A (b)         8,500            224,188
Andrx Corp. (b)                                 1,700             87,125
AXENT Technologies, Inc. (b)                   12,500            382,031
Brightpoint, Inc. (b)                          28,300            389,125
Casey's General Stores, Inc.                   32,900            428,728
Coach USA, Inc. (b)                            14,900            516,844
Comfort Systems USA, Inc. (b)                   8,400            150,150
Commercial Federal Corp.                       14,200            329,262
Consolidated Graphics, Inc. (b)                 6,300            425,644
Datastream Systems, Inc. (b)                   15,500            178,250
Dendrite International, Inc. (b)                9,800            244,694
Eclipsys Corp. (b)                              3,500            101,500
Elcor Corp.                                     8,100            261,731
Emmis Broadcasting Corp. (b)                    5,500            238,563
Ethan Allen Interiors, Inc.                     4,500            184,500
Expeditors International of Washington, Inc.   12,100            508,200
Finova Group, Inc.                              7,000            377,562
Foodmaker, Inc. (b)                            29,500            650,844
Friede Goldman International, Inc. (b)          9,800            111,475
General Nutrition Companies, Inc. (b)          14,200            230,750
HA-LO Industries, Inc. (b)                     16,900            635,862
Horace Mann Educators Corp.                    11,100            316,350
Investors Financial Services Corp.              5,400            321,975
Ivex Packaging Corp. (b)                        3,500             81,375
Kellstrom Industries, Inc. (b)                 11,800            339,250
Kuhlman Corp.                                  13,100            496,162
Lason, Inc. (b)                                 4,900            285,119
Level One Communications, Inc. (b)              5,300            188,150
Mercury Interactive Corp. (b)                   3,400            215,050
Mesaba Holdings, Inc. (b)                      20,500            422,812
META Group, Inc. (b)                            6,700            199,325
Metro Information Services, Inc. (b)           12,400            372,000
North Fork Bancorporation,  Inc.               23,500            562,531
Ocular Sciences, Inc. (b)                      13,300            355,775
Orthodontic Centers of America, Inc. (b)       17,000            330,437
Patterson Dental Co. (b)                       14,700            639,450
Pediatrix Medical Group, Inc. (b)               6,500            389,594
Peoples Heritage Financial Group, Inc.         30,700            614,000
Personnel Group of America, Inc. (b)           17,900            313,250
Pier 1 Imports, Inc.                           26,600            257,688
Pride International, Inc. (b)                  19,600            138,425
Prime Bancshares, Inc.                          5,300             91,425
Prime Group Realty Trust                       11,400            172,425
Promus Hotel Corp. (b)                          6,200            200,725
Protective Life Corp.                          16,400            652,925

                                             Shares         Value
                                          ----------- ------------------
Province Healthcare Co. (b)                     1,300      $      46,638
R & B Falcon Corp. (b)                         12,000             91,500
Richfood Holdings, Inc.                        15,500            321,625
Sanmina Corp. (b)                               6,700            418,750
Smith Int'l, Inc. (b)                          10,400            261,950
Sunrise Assisted Living, Inc. (b)               8,800            456,500
Superior Consulting Holdings Corp. (b)          2,000             87,000
Swift Transportation Co., Inc. (b)             23,100            647,522
Sykes Enterprises, Inc. (b)                     9,400            286,700
Tetra Tech, Inc. (b)                           12,100            327,456
TMP Worldwide, Inc. (b)                         5,800            243,600
Toll Brothers, Inc. (b)                        10,000            225,625
Tuboscope Inc. (b)                             17,700            143,813
U.S. Foodservice (b)                           13,600            666,400
U.S. Trust Corp.                                8,500            646,000
United Stationers, Inc. (b)                    18,300            475,800
Waters Corp. (b)                                7,700            671,825
Xoom.com, Inc. (b)                              1,400             46,200
Zebra Technologies Corp., Class A (b)           9,600            276,000
Zions Bancorporation                            4,700            293,163
                                                           -------------
Total U.S. Equities (Cost $19,919,618)                        22,088,675
                                                           -------------

Short-Term Investments -- 4.24%
Investment Companies -- 4.24%
Brinson Supplementary Trust U.S.
     Cash Management Prime Fund
     (Cost $958,871)                          958,871            958,871
                                                           -------------
Total Investments
     (Cost $20,878,489) -- 101.94%                            23,047,546
                                                           -------------
Liabilities, less cash and other
     assets -- (1.94%)                                          (438,235)
                                                           -------------
Net Assets -- 100%                                           $22,609,311
                                                           =============

NOTES TO SCHEDULE OF INVESTMENTS

(a) Aggregate cost for federal income tax purposes was $20,878,489; and net unrealized appreciation consisted of:

         Gross unrealized appreciation               $3,485,524
         Gross unrealized depreciation               (1,316,467)
                                                     ----------
         Net unrealized appreciation                 $2,169,057
                                                     ==========

(b) Non-income producing security


                See accompanying notes to financial statements.

U.S. Small Capitalization Growth Fund -- Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1998
ASSETS:
 Investments, at value:
  Unaffiliated issuers (Cost $19,919,618)              $22,088,675
  Affiliated issuers (Cost $958,871)                       958,871
 Receivables:
  Investment securities sold                                 5,600
  Dividends                                                  9,074
  Interest                                                   1,136
  Fund shares sold                                          39,000
                                                      ------------
     TOTAL ASSETS                                       23,102,356
                                                      ------------
LIABILITIES:
 Payables:
  Investment securities purchased                          484,257
  Investment advisory fees                                   2,108
  Accrued expenses                                           6,680
                                                      ------------
     TOTAL LIABILITIES                                     493,045
                                                      ------------
NET ASSETS                                             $22,609,311
                                                      ============

NET ASSETS CONSIST OF:
 Paid in capital                                       $24,061,801
 Accumulated net realized loss                          (3,621,547)
 Net unrealized appreciation                             2,169,057
                                                      ------------
     NET ASSETS                                        $22,609,311
                                                      ============

OFFERING PRICE PER SHARE:
 Brinson Class I:
  Net asset value, offering price and redemption
   price per share (Based on net assets of
    $22,607,311 and 2,569,863 shares
     issued and outstanding)                           $      8.80
                                                      ============
 Brinson Class N:
  Net asset value, offering price and redemption
   price per share (Based on net assets of
    $1,000 and 114 shares issued and outstanding)      $      8.80
                                                      ============
 UBS Investment Funds Class:
  Net asset value, offering price and redemption
   price per share (Based on net assets of
    $1,000 and 114 shares issued and outstanding)      $      8.80
                                                      ============

                See accompanying notes to financial statements.

U.S. Small Capitalization Growth Fund -- Financial Statements

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1998

INVESTMENT INCOME:
 Dividends                                                $    96,327
 Interest                                                      76,924
                                                          -----------
     TOTAL INCOME                                             173,251
                                                          -----------
EXPENSES:
 Advisory                                                     114,211
 Shareholder servicing                                         44,635
 Fund accounting                                               27,596
 Registration                                                  27,361
 Administration                                                24,165
 Custodian                                                     19,857
 Professional                                                  17,149
 Other                                                         40,310
                                                          -----------
     TOTAL EXPENSES                                           315,284
     Expenses waived by Advisor                               (92,133)
                                                          -----------
     NET EXPENSES                                             223,151
                                                          -----------
     NET INVESTMENT LOSS                                      (49,900)
                                                          -----------
NET REALIZED AND UNREALIZED GAIN (LOSS):
 Net realized loss on investments                          (3,615,782)
 Change in net unrealized appreciation or depreciation
  on investments                                            2,695,815
                                                          -----------
 Net realized and unrealized loss                            (919,967)
                                                          -----------
 Net decrease in net assets resulting from operations     $  (969,867)
                                                          ===========

                See accompanying notes to financial statements.

U.S. Small Capitalization Growth Fund -- Financial Statements

STATEMENT OF CHANGES IN NET ASSETS

                                                                          September 30, 1997*
                                                           Year Ended          Through
                                                        December 31, 1998  December 31, 1997
                                                        ----------------- -------------------
OPERATIONS:
   Net investment loss                                     $   (49,900)      $    (2,313)
   Net realized gain (loss)                                 (3,615,782)            6,540
   Change in net unrealized appreciation or depreciation     2,695,815          (526,758)
                                                           -----------       -----------
   Net decrease in net assets resulting from operations       (969,867)         (522,531)
                                                           -----------       -----------

DISTRIBUTIONS TO SHAREHOLDERS:
   Distributions from capital gains:
         Brinson Class I                                       (10,014)               --
                                                           -----------       -----------
   Total distributions to shareholders                         (10,014)               --
                                                           -----------       -----------

CAPITAL SHARE TRANSACTIONS:
   Shares sold                                              18,352,730        12,731,529
   Shares issued on reinvestment of distributions                9,859                --
   Shares redeemed                                          (6,727,395)         (255,000)
                                                           -----------       -----------
   Net increase in net assets resulting from capital
    share transactions                                      11,635,194        12,476,529
                                                           -----------       -----------
               TOTAL INCREASE IN NET ASSETS                 10,655,313        11,953,998
                                                           -----------       -----------

NET ASSETS:
   Beginning of period                                      11,953,998                --
                                                           -----------       -----------
   End of period                                           $22,609,311       $11,953,998
                                                           ===========       ===========

* Commencement of investment operations

                See accompanying notes to financial statements.

U.S. Small Capitalization Growth Fund -- Financial Highlights

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.***

                                                                          September 30, 1997*
                                                           Year Ended           Through
Brinson Class I                                        December 31, 1998   December 31, 1997
----------------------------------------------------------------------------------------------
Net asset value, beginning of period                         $  9.44           $  10.00
                                                             -------           --------
   Income from investment operations:
     Net investment income (loss)                              (0.02)                --
     Net realized and unrealized loss                          (0.57)             (0.56)
                                                             -------           --------
       Total income (loss) from investment operations          (0.59)             (0.56)
                                                             -------           --------
   Less distributions:
     Distributions from net realized gain                      (0.05)                --
                                                             -------           --------
       Total distributions                                     (0.05)                --
                                                             -------           --------
Net asset value, end of period                               $  8.80           $   9.44
                                                             =======           ========

Total return (non-annualized)                                  (6.70)%            (5.62)%
Ratios/Supplemental Data:
     Net assets, end of period (in 000s)                     $22,607            $11,954
     Ratio of expenses to average net assets:
       Before expense reimbursement                             1.69%              3.63%**
       After expense reimbursement                              1.20%              1.20%**
     Ratio of net investment income (loss) to
      average net assets:
       Before expense reimbursement                            (0.76)%            (2.53)%**
       After expense reimbursement                             (0.27)%            (0.10)%**
     Portfolio turnover rate                                     N/A                N/A

*     Commencement of investment operations
**    Annualized
***   Reflects 10 for 1 share split effective December 9, 1998.
N/A = Information is not available for periods prior to reorganization, as described in notes to financial statements.

                See accompanying notes to financial statements.

High Yield Fund

UBS Brinson is an active manager of high yield fixed income client portfolios. We believe successful high yield investing involves capturing the market's high total return potential while minimizing losses due to credit deterioration or default. We believe that our research-intensive effort and our focus on long-term performance will result in superior risk-adjusted returns. At the forefront of our philosophy is a focus on diversification and preservation of principal.

The Brinson High Yield Fund Class I earned an annualized return of 8.12% since inception on September 30, 1997, versus 5.04% for its benchmark, the Merrill Lynch High Yield Master Index. The Fund's total return for the calendar year 1998 was 7.75%, versus 3.66% for the benchmark.

During 1998, the benchmark's yield-to-worst increased markedly, from 8.85% at year-end 1997 to 10.18% at year-end 1998. Spreads in the high yield market widened by 242 basis points during 1998 as investors fled the high yield market for the safety and liquidity of U.S. Treasuries. By year-end, liquidity had improved and spreads had tightened by 100 basis points from the October peak to end the year at 554 basis points.

Industry weightings contributed significantly to 1998 results. During 1998, the Fund underweighted the energy, metals and paper industries, which all posted negative returns, and overweighted broadcasting and diversified media, which outperformed. Issue selection also played an important role in 1998 as bond holdings in Simmons Co. and Ryder TRS, among others, were refinanced via tender offers, resulting in significant capital appreciation. Most importantly, the Fund suffered no default-related losses and, since inception, has maintained a default rate of 0.00%.

At year end, the Fund contained approximately 100 issues, with 19% in double-B, 74% in single-B and 7% in CCC/CC/C rated issues.

High Yield Fund


Total Return
                                      6 months   1 year    9/30/97*
                                        ended     ended       to
                                      12/31/98   12/31/98  12/31/98
--------------------------------------------------------------------
Brinson High Yield Fund Class I         1.93%      7.75%     8.12%
--------------------------------------------------------------------
Merrill Lynch High Yield Master Index  -0.81       3.66      5.04%
--------------------------------------------------------------------

* Inception date of the Brinson High Yield Fund Class I.
Total return includes reinvestment of all capital gain and income distributions. All total returns in excess of 1 year are average annualized returns.

Illustration of an Assumed Investment of $1,000,000

This chart shows the growth in the value of an investment in the Brinson High Yield Fund Class I and the Merrill Lynch High Yield Master Index if you had invested $1,000,000 on September 30, 1997, and had reinvested all your income dividends and capital gain distributions through December 31, 1998. No adjustment has been made for any income taxes payable by shareholders on income dividends and capital gain distributions. Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.


Brinson High Yield Fund Class I
vs. Merrill Lynch High Yield Master Index
Wealth Value with Dividends Reinvested

                              [CHART APPEARS HERE]

                 Brinson High             Merill Lynch
                 Yield Fund                High Yield
                  Class I                 Master Index
                --------------          ---------------
9/30/97           1,000,000                  1,000,000
10/31/97            995,405                  1,006,640
11/30/97          1,005,534                  1,016,173
12/31/97          1,023,434                  1,025,816
1/31/98           1,047,259                  1,041,091
2/28/98           1,054,152                  1,045,391
3/31/98           1,066,777                  1,054,402
4/30/98           1,068,387                  1,059,410
5/31/98           1,070,928                  1,066,784
6/30/98           1,081,780                  1,072,064
7/31/98           1,098,343                  1,078,175
8/31/98           1,042,275                  1,031,652
9/30/98           1,057,065                  1,033,715
10/31/98          1,049,791                  1,016,742
11/30/98          1,109,624                  1,063,035
12/31/98          1,102,713                  1,063,388

Fund returns are net of all fees and costs, while the Index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing.

High Yield Fund


Industry Diversification

As a Percent of Net Assets
As of December 31, 1998
-----------------------------------------------------------------------------
U.S. bonds
Corporate Bonds
         Auto                                         2.01%
         Broadcasting & Public Service               15.28
         Construction                                 6.29
         Consumer Goods                               4.11
         Electronics and Electric Components          3.31
         Energy                                       0.87
         Financial                                    1.55
         Food & House Products                        2.88
         Health                                       1.26
         Industrial                                  13.68
         Machinery & Engineering                      3.17
         Multi-Industry                               2.76
         Real Estate                                  1.19
         Recreation                                   9.85
         Retail                                       2.09
         Services                                     3.80
         Telecommunications                          19.74%
         Utilities                                    0.95
         Wholesale & International Trade              0.59
                                                   -------
                  Total U.S. Bonds                   95.38

SHORT-TERM INVESTMENTS                                3.86
                                                   -------
                  TOTAL INVESTMENTS                  99.24
                                                   -------
CASH AND OTHER ASSETS,
         LESS LIABILITIES                             0.76
                                                   -------
NET ASSETS                                          100.00%
                                                   =======

Top Ten U.S. Bond Holdings

As of December 31, 1998

                                     Percent of
                                     Net Assets
--------------------------------------------------
1. Echostar Communications              2.20%
2. Chancellor Media                     1.73
3. Bally Total Fitness Holdings         1.69
4. Ackerley Group Inc.                  1.60
5. Big Flower Press Holdings            1.59
6. Allbritton Communications            1.59
7. Verio Inc.                           1.59
8. Mail-Well Corp.                      1.58
9. PSINET Inc.                          1.58
10. Diamond Triumph Inc.                1.57
--------------------------------------------------

High Yield Fund -- Schedule of Investments

December 31, 1998
-----------------------------------------------------------------------------
                                                 Face
                                                 Amount            Value
                                             -------------    --------------
U.S. Bonds -- 95.38%
U.S. Corporate Bonds -- 95.38%
Ackerley Group, Inc., Series 144A, 9.000%,
     due 01/15/09                               $550,000          $558,250
Allbritton Communications, Series B,
     8.875%, due 02/01/08                        550,000           555,500
Alliance Laundry Systems, Series 144A,
     9.625%, due 05/01/08                        425,000           408,000
Aurora Foods, Series B
     9.875%, due 02/15/07                        300,000           327,000
     8.750%, due 07/01/08                        150,000           156,000
Avalon Cable, Series 144A, 9.375%, due
     12/01/08                                    425,000           434,562
Bally Total Fitness Holdings Corp., Series B,
     9.875%, due 10/15/07                        600,000           588,000
Big Flower Press Holdings, Series 144A,
     8.625%, due 12/01/08                        550,000           555,500
Building Materials Holding Corp.,
     Series 144A, 8.000%, due 12/01/08           425,000           423,937
CB Richard Ellis Services, Inc.,
     8.875%, due 06/01/06                        425,000           416,500
Centennial Cellular, Series 144A,
     10.750%, due 12/15/08                       550,000           547,250
Century Communications Corp.,
     0.000%, due 01/15/08                        425,000           212,500
Chancellor Media Corp., Series B,
     10.500%, due 01/15/07                       550,000           602,250
Citadel Broadcasting Co.
     10.250%, due 07/01/07                       275,000           299,063
     Series 144A, 9.250%, due 11/15/08           275,000           286,688
Collins & Aikman Corp.,
     11.500%, due 04/15/06                       500,000           520,000
CSC Holdings, Inc.,
     7.625%, due 07/15/18                        250,000           245,150
Cumulus Media, Inc.,
     10.375%, due 07/01/08                       450,000           477,000
Dan River, Inc., Snr-Sub-Nts,
     10.125%, due 12/15/03                       200,000           209,500
Diamond Triumph Autoglass, Inc.,
     Series 144A, 9.250%, due 04/01/08           550,000           547,250
Digital Television, Series B,
     12.500%, due 08/01/07                       300,000           327,000
Dobson / Sygnet, Series 144A,
     12.250%, due 12/15/08                       125,000           127,188
E Spire Communications, Inc., Snr-Nts,
     Step, 0.000%, due 07/01/08 (c)              550,000           214,500
Eagle Family Foods, Series B,
     8.750%, due 01/15/08                        550,000           519,750
Echostar Communications, Step,
     0.000%, due 06/01/04 (d)                    750,000           768,750
Fedders North America,
     9.375%, due 08/15/07                        300,000           302,250
Federal-Mogul Corp.,
     7.875%, due 07/01/10                        150,000           153,120

                                                 Face
                                                 Amount            Value
                                             -------------    --------------
Fox / Liberty Networks, Step,
     0.000%, due 08/15/07 (e)                   $750,000          $510,000
Golden Sky Systems, Series 144A,
     12.375%, due 08/01/06                       450,000           465,750
Harrahs Operating Co., Inc.,
     7.875%, due 12/05/05                        425,000           429,709
Harvey Casinos Resorts,
     10.625%, due 06/01/06                       100,000           108,000
Hollinger International, Inc.,
     9.250%, due 03/15/07                        425,000           448,375
ICG Holdings, Inc., Step,
     0.000%, due 09/15/05 (f)                    425,000           350,625
Interep National Radio Sales, Series 144A,
     10.000%, due 07/01/08                       425,000           437,750
Intermedia Communications, Inc., Snr-Nts,
     Series B, 0.000%, due 07/15/07              550,000           374,000
International Comfort Products Corp.,
     Series B, 8.625%, due 05/15/08              275,000           277,750
Iron Mountain, Inc.,
     10.125%, due 10/01/06                       200,000           217,000
J.H. Heafner Co., Series 144A,
     10.000%, due 05/15/08                       425,000           427,125
JCAC, Inc., 10.125%, due 06/15/06                450,000           501,750
Level 3 Communications, Inc.,
     9.125%, due 05/01/08                        450,000           444,375
Liberty Group Operating,
     9.375%, due 02/01/08                        550,000           539,000
LIN Holdings Corp., Step,
     0.000%, due 03/01/08 (g)                    600,000           420,000
Lowes Cineplex, 8.875%, due 08/01/08             350,000           361,375
Mail Well Corp. Series 144A,
     8.750%, due 12/15/08                        550,000           550,000
Marcus Cable Co., Step,
     0.000%, due 12/15/05 (h)                    500,000           473,750
McLeodusa, Inc., 9.250%, due 07/15/07            300,000           313,500
Mediacom LLC., Series B,
     8.500%, due 04/15/08                        500,000           511,875
Microcell Telecommunications, Snr-Nts,
     Series B, Step, 0.000%, due 06/01/06 (i)    350,000           259,875
MTS, Inc., 9.375%, due 05/01/05                  450,000           438,750
National Equipment Services, Series 144A,
     10.000%, due 11/30/04                       550,000           536,250
Nationsrent, Inc., Series 144A,
     10.375%, due 12/15/08                       550,000           544,500
NBTY, Inc., Series B, 8.625%, due 09/15/07       450,000           438,750
Newpark Resource, Inc., Series B,
     8.625%, due 12/15/07                        350,000           331,625
Nextel Communications, Inc.
Series 144A, Step, 0.000%,
     due 09/15/07 (j)                            375,000           239,063
Snr-Nts, Step, 0.000%, due 10/31/07 (k)          250,000           151,250
Nextlink Communications, Series 144A,
     10.750%, due 11/15/08                       375,000           381,562

High Yield Fund -- Schedule of Investments

December 31, 1998
-----------------------------------------------------------------------------
                                                 Face
                                                 Amount            Value
                                             -------------    --------------
Nortek, Inc, 144A, 8.875%, due 08/01/08         $375,000          $382,500
NTL, Inc., Series 144A, Step,
     0.000%, due 10/01/08 (l)                    550,000           344,438
Outdoor Communications, Inc., Snr-Sub-Nts,
     9.250%, due 08/15/07                        200,000           212,000
Parker Drilling Corp., Series D, 9.750%,
     due 11/15/06                                150,000           133,500
Paxson Communications, 11.625%,
     due 10/01/02                                500,000           512,500
Pegasus Communications Corp.
Series 144A, 9.750%, due 12/01/06                150,000           150,375
     Series B, 9.625%, due 10/15/05              450,000           451,125
Pilgrim's Pride Corp., Snr-Sub-Nts,
     10.875%, due 08/01/03                       200,000           206,000
Premier Parks, Inc., Step, 0.000%,
     due 04/01/08 (m)                            660,000           447,150
Pride Petroleum Service, Snr-Nts, 9.375%,
     due 05/01/07                                325,000           302,250
PSINet, Inc. Series 144A, 11.500%
     due 11/01/08                                525,000           549,937
R. H. Donnelley, Inc., 9.125%, due 06/01/08      350,000           366,625
Rayovac Corp., Series B, 10.250%,
     due 11/01/06                                350,000           385,000
RCN Corp., Step, 0.000%, due 10/15/07 (n)        450,000           263,250
Revlon Consumer Products, 8.625%,
     due 02/01/08                                550,000           500,500
SFX Entertainment, Inc., Series B, 9.125%,
     due 02/01/08                                550,000           544,500
Sinclair Broadcast Group
     10.000%, due 09/30/05                       250,000           265,000
     8.750%, due 12/15/07                        250,000           252,500
Splitrock Services, Inc., Series B, 11.750%,
     due 07/15/08                                220,000           190,300
Station Casinos, Series 144A, 8.875%,
     due 12/01/08                                500,000           507,500
Trans-Resources, Inc., Series B, Step,
     0.000%, due 03/15/08 (o)                    250,000           132,500
Transwestern
     9.625%, due 11/15/07                        275,000           286,000
Snr-Nts, Series 144A, 9.625%,
     due 11/15/07                                250,000           260,000
Trump Atlantic City Funding, Inc.,
     11.250%, due 05/01/06                       100,000            88,000
Unisys Corp., 11.750%, due 10/15/04              300,000           348,000
United Artists Theatre Circuit, Inc., Series B
     Snr-Sub-Nts, 9.750%, due 10/15/07           125,000           115,000
     9.750%, due 04/15/08                        350,000           334,250
United Rentals
     Series B, 9.500%, due 06/01/08              125,000           126,250
     Series 144A, 8.800%, due 08/15/08           425,000           416,500
     Series 144A, 9.250%, due 01/15/09           250,000           250,625
Verio, Inc., Series 144A, 11.250%,
     due 12/01/08                                550,000           552,750

                                                 Face
                                                 Amount            Value
                                             -------------    --------------
Weirton Steel Corp., 10.750%, due 06/01/05      $425,000         $ 365,500
Wesco Distribution, Inc., Series B, 9.125%,
     due 06/01/08                                300,000           300,000
Young Broadcasting, Inc., Series B, 8.750%,
     due 06/15/07                                475,000           482,125
                                                               -----------
Total U.S. Bonds (Cost $33,507,290)                             33,290,242
                                                               -----------

                                                 Shares
                                             -------------
U.S. Equities -- 0.00%
Splitrock Services, Inc., Warrants
     due 07/15/08 (b) (Cost $11,307)                 220               --
                                                               -----------
Short-Term Investments -- 3.86%
Investment Companies -- 3.86%
Brinson Supplementary Trust U.S. Cash
Management Prime Fund
     (Cost $1,345,443)                         1,345,443         1,345,443
                                                               -----------
Total Investments --
     (Cost $34,864,040) 99.24% (a)                              34,635,685
                                                               -----------
Cash and other assets,
     less liabilities -- 0.76%                                     266,237
                                                               -----------
Net Assets -- 100%                                             $34,901,922
                                                               ===========

NOTES TO SCHEDULE OF INVESTMENTS
(a) Aggregate cost for federal income tax purposes was $34,864,040; and net unrealized depreciation consisted of:

         Gross unrealized appreciation                $ 423,318
         Gross unrealized depreciation                 (651,672)
                                                     ----------
         Net unrealized depreciation                  $(228,355)
                                                     ==========

(b) Non-income producing security
(c) Interest rate 0.000% until 07/01/03, then 10.625% to maturity
(d) Interest rate 0.000% until 05/31/99, then 12.875% to maturity
(e) Interest rate 0.000% until 08/15/02, then 9.750% to maturity
(f) Interest rate 0.000% until 09/14/00, then 13.500% to maturity
(g) Interest rate 0.000% until 03/01/03, then 10.000% to maturity
(h) Interest rate 0.000% until 06/15/00, then 14.250% to maturity
(i) Interest rate 0.000% until 12/01/01, then 14.000% to maturity
(j) Interest rate 0.000% until 09/15/02, then 10.450% to maturity
(k) Interest rate 0.000% until 10/31/02, then 9.750% to maturity
(l) Interest rate 0.000% until 10/01/03, then 12.375% to maturity
(m) Interest rate 0.000% until 04/01/03, then 10.000% to maturity
(n) Interest rate 0.000% until 10/15/02, then 11.125% to maturity
(o) Interest rate 0.000% until 03/15/03, then 12.000% to maturity

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 1998, the value of these securities amounted to $10,885,250 or 31.22% of net assets.

                See accompanying notes to financial statements.

High Yield Fund -- Financial Statements


STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1998

ASSETS:
 Investments, at value:
  Unaffiliated issuers (Cost $33,518,597)                     $ 33,290,242
  Affiliated issuers (Cost $1,345,443)                           1,345,443
 Receivables:
  Investment securities sold                                       529,452
  Interest                                                         601,631
  Fund shares sold                                                  33,000
                                                              ------------
     TOTAL ASSETS                                               35,799,768
                                                              ------------
LIABILITIES:
 Payables:
  Investment securities purchased                                  888,736
  Investment advisory fees                                           3,721
  Accrued expenses                                                   5,389
                                                              ------------
     TOTAL LIABILITIES                                             897,846
                                                              ------------
NET ASSETS                                                    $ 34,901,922
                                                              ============
NET ASSETS CONSIST OF:
 Paid in capital                                              $ 35,056,372
 Accumulated net realized gain                                      73,905
 Net unrealized depreciation                                      (228,355)
                                                              ------------
NET ASSETS                                                    $ 34,901,922
                                                              ============
OFFERING PRICE PER SHARE:
 Brinson Class I:
  Net asset value, offering price and redemption
   price per share (Based on net assets of
    $34,899,922 and 3,498,244 shares issued
     and outstanding)                                         $       9.98
                                                              ============

Brinson Class N:
 Net asset value, offering price and redemption
  price per share (Based on net assets of
   $1,000 and 100 shares issued and outstanding)              $       9.98
                                                              ============

UBS Investment Funds Class:
 Net asset value, offering price and redemption
  price per share (Based on net assets of
  $1,000 and 100 shares issued and outstanding)               $       9.98
                                                              ============


                See accompanying notes to financial statements.

High Yield Fund -- Financial Statements

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED December 31, 1998

INVESTMENT INCOME:
 Dividends                                             $       349
 Interest                                                1,537,251
                                                       -----------
     TOTAL INCOME                                        1,537,600
                                                       -----------
EXPENSES:
 Advisory                                                   78,138
 Shareholder servicing                                      39,782
 Fund accounting                                            31,164
 Registration                                               27,308
 Administration                                             21,515
 Custodian                                                  17,544
 Professional                                               16,347
 Shareholder reporting                                      15,051
 Transfer agent                                             14,999
 Other                                                      10,466
                                                       -----------
     TOTAL EXPENSES                                        272,314
     Expenses waived and reimbursed by Advisor            (120,078)
                                                       -----------
     NET EXPENSES                                          152,236
                                                       -----------
     NET INVESTMENT INCOME                               1,385,364
                                                       -----------
NET REALIZED AND UNREALIZED GAIN (LOSS):
 Net realized gain on investments                          261,744
 Change in net unrealized appreciation or depreciation    (260,233)
                                                       -----------
 Net realized and unrealized gain                            1,511
                                                       -----------
 Net increase in net assets resulting from operations   $1,386,875
                                                       ===========


                See accompanying notes to financial statements.

High Yield Fund -- Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

                                                                         September 30, 1997*
                                                         Year Ended           Through
                                                     December 31, 1998    December 31, 1997
                                                     -----------------   -------------------
OPERATIONS:
  Net investment income                                 $  1,385,364          $   131,850
  Net realized gain                                          261,744               17,380
  Change in net unrealized appreciation or depreciation     (260,233)              31,878
                                                        ------------          -----------
  Net increase in net assets resulting from operations     1,386,875              181,108
                                                        ------------          -----------
DISTRIBUTIONS TO SHAREHOLDERS:
  Distributions from net investment income:
  Brinson Class I                                         (1,395,944)            (129,573)
  Distributions from net realized gain:
  Brinson Class I                                           (196,916)                  --
                                                        ------------          -----------
  Total distributions to shareholders                     (1,592,860)            (129,573)
                                                        ------------          -----------
CAPITAL SHARE TRANSACTIONS:
  Shares sold                                             29,258,184            7,756,774
  Shares issued on reinvestment of distributions           1,381,731              129,246
  Shares redeemed                                         (3,393,269)             (76,294)
                                                        ------------          -----------
  Net increase in net assets resulting from capital
   share transactions                                     27,246,646            7,809,726
                                                        ------------          -----------
     TOTAL INCREASE IN NET ASSETS                         27,040,661            7,861,261
                                                        ------------          -----------
NET ASSETS:
  Beginning of period                                      7,861,261                   --
                                                        ------------          -----------
  End of period (including accumulated undistributed
   net investment income of $2,277 in 1997)             $ 34,901,922           $7,861,261
                                                        ============          ===========

* Commencement of investment operations.


                See accompanying notes to financial statements.

High Yield Fund -- Financial Highlights

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.***

                                                                         September 30, 1997*
                                                          Year Ended           Through
Brinson Class I                                        December 31, 1998  December 31, 1997
---------------------------------------------------------------------------------------------
Net asset value, beginning of period                         $ 10.05           $ 10.00
                                                            --------          --------
 Income from investment operations:
         Net investment income                                  7.30              0.18
         Net realized and unrealized gain                       0.02              0.05
                                                            --------          --------
               Total income from investment operations          7.32              0.23
                                                            --------          --------
 Less distributions:
         Distributions from net investment income              (7.33)            (0.18)
         Distributions from net realized gain                  (0.06)               --
                                                            --------          --------
               Total distributions                             (7.39)            (0.18)
                                                            --------          --------

Net asset value, end of period                               $  9.98           $ 10.05
                                                            ========          ========

Total return (non-annualized)                                   7.75%             2.34%
Ratios/Supplemental Data:
         Net assets, end of period (in 000s)                 $34,900            $7,861
         Ratio of expenses to average net assets:
               Before expense reimbursement                     1.59%             4.98%**
               After expense reimbursement                      0.89%             0.90%**
         Ratio of net investment income to average
         net assets:
               Before expense reimbursement                     7.38%             3.15%**
               After expense reimbursement                      8.08%             7.23%**
         Portfolio turnover rate                                 N/A               N/A

*     Commencement of investment operations
**    Annualized
***   Reflects 10 for 1 share split effective December 9, 1998
N/A = Information is not available for periods prior to reorganization, as described in notes to financial statements.

                See accompanying notes to financial statements.

The Brinson Funds -- Notes To Financial Statements

1.       SIGNIFICANT ACCOUNTING POLICIES
The Brinson Funds (the "Trust") is an open-end, management investment company registered under the Investment Company Act of 1940, as amended, as a series company. The Trust currently offers shares of eleven series: Global Fund, Global Equity Fund, Global Bond Fund, U.S. Balanced Fund, U.S. Equity Fund, U.S. Large Capitalization Equity Fund, U.S. Large Capitalization Growth Fund, U.S. Small Capitalization Growth Fund, U.S. Bond Fund, High Yield Fund and Global (ex-U.S.) Equity Fund (formerly, Non-U.S. Equity Fund) (each a "Fund" and collectively, the "Funds"). Each Fund has three classes of shares outstanding, Brinson Class I, Brinson Class N and UBS Investment Funds Class (formerly, SwissKey Class). There are an unlimited number of shares of each class with par value of $0.001 authorized. Each share represents an identical interest in the investments of the Funds and has the same rights.

Prior to December 19, 1998, the U.S. Large Capitalization Growth Fund (formerly, UBS Large Cap Growth Fund), U.S. Small Capitalization Growth Fund (formerly, UBS Small Cap Fund), High Yield Fund (formerly, UBS High Yield Bond Fund), UBS Value Equity Fund and UBS Bond Fund sought to achieve their investment objectives by investing substantially all of their investable assets in a corresponding portfolio of UBS Investor Portfolios Trust (each a "Portfolio" and collectively, the "Portfolios"), an open-end management investment company that had the same investment objective. On October 20, 1998, the Board of Directors approved a tax-free plan of reorganization (the "Reorganization").

Pursuant to the Reorganization, the net assets of the UBS Large Cap Growth Fund, UBS Small Cap Fund and UBS High Yield Bond Fund were withdrawn from their corresponding Portfolio and thereafter each began to operate, under its new name, as a separate Fund in the Trust. The accompanying financial statements reflect the results of operations for each of these Funds for the year ended December 31, 1998, including the operations of these Funds prior to their Reorganization.

In addition, pursuant to the Reorganization, the net assets of the UBS Value Equity Fund and UBS Bond Fund were withdrawn from their corresponding Portfolio and acquired by the U.S. Equity Fund and U.S. Bond Fund, respectively, in exchange solely for Brinson Class I shares of each Fund. The UBS Value Equity Fund and UBS Bond Fund were then dissolved. Shares issued in exchange, net asset value and corresponding net unrealized appreciation at December 18, 1998, were as follows:

                                        Net        Unrealized
Fund                      Shares     Asset Value   Appreciation
----                      ------     -----------   ------------
UBS Value Equity Fund    1,233,797   $23,269,419     $774,047
UBS Bond Fund            1,429,121    15,177,263       27,192

The aggregate net assets of the U.S. Equity Fund, UBS Value Equity Fund, U.S. Bond Fund and UBS Bond Fund immediately before the mergers were $729,679,727, $23,269,419, $80,523,890 and $15,177,263, respectively.

Information for the U.S. Balanced Fund, U.S. Equity Fund, U.S. Large Capitalization Equity Fund and U.S. Bond Fund for the six-month period ended December 31, 1998, is not covered by the Report of Independent Auditors.

The following is a summary of significant accounting policies consistently followed by the U.S. Balanced Fund, U.S. Equity Fund, U.S. Large Capitalization Equity Fund, U.S. Large Capitalization Growth Fund, U.S. Small Capitalization Growth Fund, U.S. Bond Fund and High Yield Fund in the preparation of their financial statements.

A. Investment Valuation:
Securities for which market quotations are readily available are valued at the last available sales price on the exchange or market on which they are principally traded, or lacking any sales, at the last available bid price on the exchange or market on which such securities are principally traded. Equity securities traded over-the-counter are valued at the most recent bid price. Securities for which the most recent bid price or market quotations are not readily available, including restricted securities which are subject to limitations on their sale, are valued at fair value as determined in good faith by or under the direction of the Trust's Board of Trustees. Investments in affiliated investment companies are valued each day based on the closing net asset value of the fund. Debt securities are valued at the most recent bid price by using market quotations or independent services. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Short-term obligations with a maturity of 60 days or less are valued at amortized cost, which approximates market value.

The Brinson Funds -- Notes To Financial Statements

B. Investment Transactions:
Investment transactions are accounted for on a trade date basis. Gains and losses on securities sold are determined on an identified cost basis.

C. Investment Income: Interest income, which includes the amortization of premiums and discounts, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date.

D. Federal Income Taxes: It is the policy of the Funds to comply with all requirements of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders. The Funds have met the requirements of the Code applicable to regulated investment companies for the period ended December 31, 1998, therefore, no federal income tax provision was required.

E. Distributions To Shareholders: It is the policy of the Funds to distribute their respective net investment income on a semi-annual basis and net capital gains, if any, annually. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Differences in dividends per share between the classes are due to distribution expenses. Amounts equal to 9.18% and .02% of the amount taxable as ordinary income qualify for the dividends received deduction available to corporate shareholders for the U.S. Large Capitalization Growth Fund and High Yield Fund, respectively. At December 31, 1998, the U.S. Small Capitalization Growth Fund had a capital loss carry-forward for Federal income tax purposes of approximately $1,768,000 available to offset future net capital gains. This capital loss carry-forward will expire on December 31, 2006

F. Income and Expense Allocations: All income earned and expenses incurred by the Funds will be borne on a pro rata basis by each of the classes, except that the Brinson Class I will not incur any of the distribution expenses of the Brinson Class N nor the UBS Investment Funds Class.

G. Use of Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimates.

2. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
Brinson Partners, Inc. (the "Advisor"), a registered investment advisor, provides the Funds with investment management services. As compensation for these services, each Fund pays the Advisor a monthly fee based on the Fund's respective average daily net assets. The Advisor has agreed to waive its fees and reimburse each Fund to the extent total annualized expenses exceed a specified percentage of each Fund's respective average daily net assets. Investment advisory fees and other transactions for the six months ended December 31, 1998, were as follows:

                                                                                    UBS Investment
                                      Advisory   Brinson Class I   Brinson Class N    Funds Class    Advisory    Fees
                                         Fee        Expense Cap      Expense Cap      Expense Cap      Fees    Deferred
                                      --------   ---------------   ---------------  --------------  ---------  --------
U.S. Balanced Fund                      0.70%          0.80%            1.05%             1.30%     $ 198,756   $40,475
U.S. Equity Fund                        0.70           0.80             1.05              1.32      2,368,764        --
U.S. Large Capitalization Equity Fund   0.70           0.80             1.05              1.32         59,251    51,141
U.S. Bond Fund                          0.50           0.60             0.85              1.07        164,957    12,367

The Brinson Funds -- Notes To Financial Statements

Investment advisory fees and other transactions for the period December 19, 1998 through December 31, 1998, were as follows:

                                                                                    UBS Investment             Fees Waived
                                      Advisory   Brinson Class I   Brinson Class N    Funds Class    Advisory    and/or
                                         Fee        Expense Cap      Expense Cap      Expense Cap      Fees    Reimbursed
                                      --------   ---------------   ---------------  --------------  ---------  -----------
U.S. Large Capitalization Growth Fund   0.70%          0.80%            1.05%             1.57%     $  849       $  849
U.S. Small Capitalization Growth Fund   1.00           1.15             1.40              1.92       6,538        4,431
High Yield Fund                         0.60           0.70             0.95              1.55       6,278        2,648

The investment advisor of the Portfolios was the Union Bank of Switzerland, New York Branch ("UBS"). Prior to December 19, 1998, the UBS Large Cap Growth Fund, UBS Small Cap Fund and UBS High Yield Bond Fund, (the "UBS Funds") recorded their share of advisory expense, allocated from their corresponding Portfolio, on a daily basis. UBS voluntarily agreed to reimburse each Portfolio to the extent total operating expenses exceeded a specified percentage of each Portfolio's and each UBS fund's respective average daily net assets. Investment advisory fees allocated to the Funds and other transactions for the period January 1, 1998 through December 18, 1998, were as follows:

                                                                        Fees
                                       Expense Cap   Advisory Fees   Reimbursed
                                       -----------   -------------   ----------
UBS Large Capitalization Growth Fund      1.00%        $ 32,644       $ 97,199
UBS Small Capitalization Growth Fund      1.20          107,673         87,702
UBS High Yield Bond Fund                  0.90           71,860        117,430

Prior to the Reorganization, the UBS Funds had a Shareholder Servicing Agreement with UBS pursuant to which UBS provided certain services to shareholders of each UBS Fund. Each UBS Fund incurred a fee equal to 0.25% of the average daily net assets for these services. Fees incurred, all of which were waived, for the period January 1, 1998 through December 18, 1998, were as follows:

                                              Shareholder
                                               Servicing
                                                 Fees
                                              -----------
UBS Large Capitalization Growth Fund            $13,511
UBS Small Capitalization Growth Fund             44,635
UBS High Yield Bond Fund                         39,782

Prior to the Reorganization, UBS provided certain administrative services to the UBS Funds under the terms of a Funds Services Agreement. UBS did not receive any additional compensation pursuant to that agreement.

Certain officers of the Funds are also officers of the Advisor. All officers serve without direct compensation from the Funds. Trustees' fees paid to unaffiliated trustees for the six months ended December 31, 1998 were $3,864, $3,128, $3,864 and $2,024 for the U.S. Balanced Fund, U.S. Equity Fund, U.S. Large Capitalization Equity Fund and U.S. Bond Fund, respectively. For the year ended December 31, 1998, Trustees' fees paid to unaffiliated trustees were $5,635, $6,876 and $7,412 for the U.S. Large Capitalization Growth Fund, U.S. Small Capitalization Growth Fund and High Yield Fund, respectively.

The following Funds invest in shares of the Brinson Supplementary Trust U.S. Cash Management Prime Fund ("Supplementary Trust"). The Supplementary Trust is managed by the Advisor. The Supplementary Trust is offered as a cash management option to mutual funds and other accounts managed by the Advisor. The Supplementary Trust pays no management fees. Distributions from the Supplementary

The Brinson Funds -- Notes To Financial Statements

Trust are reflected as interest income on the statement of operations. Amounts relating to those investments at December 31, 1998 and for the period then ended are summarized as follows:

                                                                                          % of
                                                        Sales     Interest                 Net
Fund                                    Purchases     Proceeds     Income      Value      Assets
----                                    ---------     --------    --------     -----      ------
U.S. Balanced Fund                     $   983,860  $   449,668   $  1,069  $   534,192     1.19%
U.S. Equity Fund                        17,274,632    2,361,373     23,580   14,913,259     1.95
U.S. Large Capitalization Equity Fund    1,630,080      243,196      1,392    1,386,884     6.27
U.S. Bond Fund                           8,213,871    1,575,171     10,333    6,638,700     6.92
U.S. Large Capitalization Growth Fund      139,680        7,989        393      131,691     3.18
U.S. Small Capitalization Growth Fund      958,871          --       1,136      958,871     4.24
High Yield Fund                          3,805,498     2,460,055     4,240    1,345,443     3.86

3.       INVESTMENT TRANSACTIONS

Investment transactions for the six months ended December 31, 1998, excluding short-term investments, were as follows:

                                                             Proceeds
                                         Purchases          From Sales
                                      -------------        -------------

U.S. Balanced Fund                    $  33,150,071        $  62,821,982
U.S. Equity Fund                        178,283,409          114,182,027
U.S. Large Capitalization Equity Fund     7,501,992            3,060,203
U.S. Bond Fund                          128,393,569           85,978,273

Investment transactions for the period December 19, 1998 through December 31, 1998, excluding short-term investments, were as follows:

                                                             Proceeds
                                         Purchases          From Sales
                                      -------------        -------------
U.S. Large Capitalization Growth Fund   $    25,396         $        --
U.S. Small Capitalization Growth Fund     1,110,379           1,239,887
High Yield Fund                           2,456,438             654,750

4.       FUTURES CONTRACTS
The Funds may purchase or sell exchange-traded futures contracts, which are contracts that obligate the Funds to make or take delivery of a financial instrument or the cash value of a securities index at a specified future date at a specified price. The Funds enter into such contracts to hedge a portion of their portfolio. Risks of entering into futures contracts include the possibility that there may be an illiquid market or that a change in the value of the contract may not correlate with changes in the value of the underlying securities. Upon entering into a futures contract, the Funds are required to deposit either cash or securities (initial margin). Subsequent payments (variation margin) are made or received by the Funds, generally on a daily basis. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains or losses. The Funds recognize a realized gain or loss when the contract is closed or expires. The statement of operations reflects net realized and net unrealized gains and losses on these contracts.

5. DISTRIBUTION PLANS The Trust has adopted distribution plans (the "Plans") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, for the Brinson Class N and the UBS Investment Funds Class. Each Plan governs payments made for the expenses incurred in the promotion and distribution of the Brinson Class N and the UBS Investment Funds Class. Annual fees under the Brinson Class N Plan shall not exceed 0.25% of the average daily net assets of the Brinson Class N of each of the Funds. Annual fees under the UBS Investment Funds Plan, which include a 0.25% service fee, total 0.50%, 0.52%, 0.52%, 0.77%, 0.77%, 0.47%, and 0.85% of the average daily net assets of the UBS Investment Funds Class of the U.S. Balanced Fund, U.S. Equity Fund, U.S. Large Capitalization Equity Fund, U.S. Large Capitalization Growth Fund, U.S. Small Capitalization Growth Fund, U.S. Bond Fund and High Yield Fund, respectively.

6. LINE OF CREDIT The Trust has entered into an agreement with Chase Manhattan Bank to provide a 364 day $100 million committed line of credit to the

The Brinson Funds -- Notes To Financial Statements

Funds. Borrowings will be made for temporary purposes. Interest on amounts borrowed is calculated based on the Federal Funds rate plus 0.50%. The Funds pay an annual commitment fee of 0.08% of the average daily unutilized balance of the line of credit. During the period ended December 31, 1998, the Funds had no borrowings under the agreement.

7. CAPITAL TRANSACTIONS
Capital stock transactions were as follows:

                                                    U.S. Balanced Fund
                                   -------------------------------------------------
                                     Six Months Ended
                                     December 31, 1998              Year Ended
                                        (Unaudited)               June 30, 1998
                                   -----------------------  ------------------------
                                     Shares      Value        Shares        Value
                                   ---------- ------------  ----------  ------------
Sales:
   Brinson Class I                   645,486  $  7,769,946   4,720,912  $ 58,173,143
   Brinson Class N                        --            --          --            --
   UBS Investment Funds Class         84,835       994,551      49,659       624,713
                                  ----------  ------------  ----------  ------------
      Total Sales                    730,321  $  8,764,497   4,770,571  $ 58,797,856
                                  ==========  ============  ==========  ============

Dividend Reinvestment:
   Brinson Class I                 1,193,337  $ 11,121,901   2,662,862  $ 31,359,575
   Brinson Class N                        32           299          11           136
   UBS Investment Funds Class         55,020       510,039      14,933       175,706
                                  ----------  ------------  ----------  ------------
      Total Dividend Reinvestment  1,248,389  $ 11,632,239   2,677,806  $ 31,535,417
                                  ==========  ============  ==========  ============

Redemptions:
   Brinson Class I                 3,863,158  $ 45,621,386  23,388,425  $293,534,522
   Brinson Class N                        --            --          --            --
   UBS Investment Funds Class         64,496       724,033      42,682       540,673
                                  ----------  ------------  ----------  ------------
      Total Redemptions            3,927,654  $ 46,345,419  23,431,107   $294,075,195
                                  ==========  ============  ==========  ============

                                                    U.S. Equity Fund
                                   -------------------------------------------------
                                     Six Months Ended
                                     December 31, 1998              Year Ended
                                        (Unaudited)               June 30, 1998
                                   -----------------------  ------------------------
                                     Shares      Value        Shares        Value
                                   ---------- ------------  ----------  ------------
Sales:
   Brinson Class I**                8,066,362 $150,512,394   16,875,765 $314,205,812
   Brinson Class N                    216,548    4,021,529       13,398      269,368
   UBS Investment Funds Class       1,081,207   21,777,960    1,697,355   31,606,780
                                  ----------  ------------  ----------  ------------
      Total Sales                   9,364,117 $176,311,883   18,586,518 $346,081,960
                                  ==========  ============  ==========  ============

Dividend Reinvestment:
   Brinson Class I                 2,026,930  $ 37,801,864    1,861,660 $ 32,092,717
   Brinson Class N                    12,815       238,104           47          896
   UBS Investment Funds Class         86,539     1,608,752      110,158    1,887,716
                                  ----------  ------------  ----------  ------------
      Total Dividend Reinvestment  2,126,284  $ 39,648,720    1,971,865 $ 33,981,329
                                  ==========  ============  ==========  ============

Redemptions:
   Brinson Class I                 5,126,943  $ 97,655,470    7,470,182 $144,565,891
   Brinson Class N                    19,879       361,850            5          100
   UBS Investment Funds Class        342,279     6,261,509    1,023,014   19,298,428
                                  ----------  ------------  ----------  ------------
      Total Redemptions            5,489,101  $104,278,829    8,493,201 $163,864,419
                                  ==========  ============  ==========  ============

**Includes shares issued in connection with reorganization.

The Brinson Funds -- Notes To Financial Statements

                                          U.S. Large Capitalization Equity Fund
                                   -------------------------------------------------
                                     Six Months Ended
                                     December 31, 1998            Period Ended
                                        (Unaudited)               June 30, 1998*
                                   -----------------------  ------------------------
                                     Shares      Value        Shares        Value
                                   ---------- ------------  ----------  ------------
Sales:
   Brinson Class I                   916,683  $  8,949,197      16,662   $    163,328
   Brinson Class N                     8,098        78,700   1,688,092     16,758,163
   UBS Investment Funds Class             --            --         104          1,000
                                  ----------  ------------  ----------   ------------
      Total Sales                    924,781  $  9,027,897   1,704,858   $ 16,922,491
                                  ==========  ============  ==========   ============

Dividend Reinvestment:
   Brinson Class I                     4,692  $     46,270          18    $       168
   Brinson Class N                     7,095        69,880       2,204         20,606
   UBS Investment Funds Class             --             6          --              1
                                  ----------  ------------  ----------   ------------
      Total Dividend Reinvestment     11,787  $    116,156       2,222    $    20,775
                                  ==========  ============  ==========   ============

Redemptions:
   Brinson Class I                    23,163  $    228,994       1,015    $     9,875
   Brinson Class N                   421,436     4,019,081      51,661        509,678
   UBS Investment Funds Class             --            --          --             --
                                  ----------  ------------  ----------   ------------
      Total Redemptions              444,599  $  4,248,075      52,676    $   519,553
                                  ==========  ============  ==========   ============

* The Fund commenced operations on April 6, 1998.

                                                      U.S. Bond Fund
                                   -------------------------------------------------
                                     Six Months Ended
                                     December 31, 1998              Year Ended
                                        (Unaudited)               June 30, 1998*
                                   -----------------------  ------------------------
                                     Shares      Value        Shares        Value
                                   ---------- ------------  ----------  ------------
Sales:
   Brinson Class I**               7,557,553   $81,377,100   1,926,960   $20,378,131
   Brinson Class N                     2,379        25,964          --            --
   UBS Investment Funds Class        350,102     3,768,487     134,362     1,416,847
                                  ----------  ------------  ----------   -----------
      Total Sales                  7,910,034   $85,171,551   2,061,322   $21,794,978
                                  ==========  ============  ==========   ===========

Dividend Reinvestment:
   Brinson Class I                   239,645   $ 2,545,027     107,565   $ 1,114,591
   Brinson Class N                         4            43           6            68
   UBS Investment Funds Class         12,927       136,765       5,825        60,235
                                  ----------  ------------  ----------   -----------
      Total Dividend Reinvestment    252,576   $ 2,681,835     113,396   $ 1,174,894
                                  ==========  ============  ==========   ===========

Redemptions:
   Brinson Class I                 2,915,499   $31,500,447     549,381   $ 5,780,080
   Brinson Class N                     2,379        25,905          --            --
   UBS Investment Funds Class        115,415     1,248,637      45,413       475,640
                                  ----------  ------------  ----------   -----------
      Total Redemptions            3,033,293   $32,774,989     594,794   $ 6,255,720
                                  ==========  ============  ==========   ===========

** Includes shares issued in connection with reorganization.

The Brinson Funds -- Notes To Financial Statements

                                          U.S. Large Capitalization Growth Fund
                                   ----------------------------------------------------
                                     Six Months Ended      Period from October 14, 1997
                                     December 31, 1998     (commencement of operations)
                                        (Unaudited)           to December 31, 1997
                                   ----------------------- ----------------------------
                                     Shares      Value        Shares        Value
                                   ---------- ------------  ----------  ------------
Sales:
   Brinson Class I*                  349,475 $   4,971,380      41,609   $ 4,108,844
   Brinson Class N                        84         1,000          --            --
   UBS Investment Funds Class             84         1,000          --            --
                                  ----------  ------------  ----------   -----------
      Total Sales                    349,643  $  4,973,380      41,609   $ 4,108,844
                                  ==========  ============  ==========   ===========

Dividend Reinvestment:
   Brinson Class I                    15,430  $    170,881          92   $     9,050
   Brinson Class N                        --            --          --            --
   UBS Investment Funds Class             --            --          --            --
                                  ----------  ------------  ----------   -----------
      Total Dividend Reinvestment     15,430  $    170,881          92   $     9,050
                                  ==========  ============  ==========   ===========

Redemptions:
   Brinson Class I                    56,390  $  5,974,601           4   $       356
   Brinson Class N                        --            --          --            --
   UBS Investment Funds Class             --            --          --            --
                                  ----------  ------------  ----------   -----------
      Total Redemptions               56,390  $  5,974,601           4   $       356
                                  ==========  ============  ==========   ===========

                                          U.S. Small Capitalization Growth Fund
                                   -----------------------------------------------------
                                     Six Months Ended     Period from September 30, 1997
                                     December 31, 1998     (commencement of operations)
                                        (Unaudited)           to December 31, 1997
                                   ----------------------- ----------------------------
                                     Shares      Value        Shares        Value
                                   ---------- ------------  ----------  ------------
Sales:
   Brinson Class I**                2,571,818  $18,350,730   129,190    $ 12,731,529
   Brinson Class N                        114        1,000        --              --
   UBS Investment Funds Class             114        1,000        --              --
                                   ----------  -----------  --------    ------------
      Total Sales                   2,572,046  $18,352,730   129,190    $ 12,731,529
                                   ==========  ===========  ========    ============

Dividend Reinvestment:
   Brinson Class I                        132  $     9,859        --    $         --
   Brinson Class N                         --           --        --              --
   UBS Investment Funds Class              --           --        --              --
                                   ----------  -----------  --------    ------------
      Total Dividend Reinvestment         132  $     9,859        --    $         --
                                   ==========  ===========  ========    ============

Redemptions:
   Brinson Class I                    128,744  $ 6,727,395     2,533    $    255,000
   Brinson Class N                         --           --        --              --
   UBS Investment Funds Class              --           --        --              --
                                   ----------  -----------  --------    ------------
      Total Redemptions               128,744  $ 6,727,395     2,533    $    255,000
                                   ==========  ===========  ========    ============

*  Includes 298,108 shares issued in 10 for 1 share split.
** Includes 2,227,053 shares issued in 10 for 1 share split.

The Brinson Funds -- Notes To Financial Statements

                                                      High Yield Fund
                                   -----------------------------------------------------
                                     Six Months Ended     Period from September 30, 1997
                                     December 31, 1998     (commencement of operations)
                                        (Unaudited)           to December 31, 1997
                                   ----------------------- ----------------------------
                                     Shares      Value        Shares        Value
                                   ---------- ------------  ----------  ------------
Sales:
   Brinson Class I*                 3,412,082  $29,256,184    77,644     $ 7,756,774
   Brinson Class N                        100        1,000        --              --
   UBS Investment Funds Class             100        1,000        --              --
                                   ----------  -----------  --------     -----------
      Total Sales                   3,412,282  $29,258,184    77,644     $ 7,756,774
                                   ==========  ===========  ========     ===========

Dividend Reinvestment:
   Brinson Class I                     47,240  $ 1,381,731     1,296     $   129,246
   Brinson Class N                         --           --        --              --
   UBS Investment Funds Class              --           --        --              --
                                   ----------  -----------  --------     -----------
      Total Dividend Reinvestment      47,240  $ 1,381,731     1,296     $   129,246
                                   ==========  ===========  ========     ===========

Redemptions:
   Brinson Class I                     39,259  $ 3,393,269       759     $    76,294
   Brinson Class N                         --           --        --              --
   UBS Investment Funds Class              --           --        --              --
                                   ----------  -----------  --------     -----------
      Total Redemptions                39,259  $ 3,393,269       759     $    76,294
                                   ==========  ===========  ========     ===========

*Includes 2,898,051 shares issued in 10 for 1 share split.

Report of Independent Auditors


The Board of Trustees and Shareholders
The Brinson Funds --
     U.S. Large Capitalization Growth Fund
     U.S. Small Capitalization Growth Fund
     High Yield Fund

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of The Brinson Funds--U.S. Large Capitalization Growth Fund, U.S. Small Capitalization Growth Fund and High Yield Fund as of December 31, 1998, the related statements of operations and changes in net assets and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The financial statements and financial highlights of U.S. Large Capitalization Growth Fund, U.S. Small Capitalization Growth Fund and High Yield Fund for the period ended December 31, 1997, were audited by other auditors whose report dated February 17, 1998, expressed an unqualified opinion on those statements and financial highlights.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1998, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Brinson Funds--U.S. Large Capitalization Growth Fund, U.S. Small Capitalization Growth Fund and High Yield Fund at December 31, 1998, the results of their operations, the changes in their net assets and the financial highlights for the year then ended in conformity with generally accepted accounting principles.

                                                  /s/ ERNST & YOUNG

Chicago, Illinois
February 12, 1999

Special Meeting of Shareholders
89

         Voting Results of Special Meeting of Shareholders (Unaudited)

The proposal described below was submitted to a vote of shareholders of UBS Private Investor Funds, Inc. ("UBS Funds") at a special meeting of shareholders held on December 11, 1998 (the "Meeting"):

Proposal No. 1 - Approval of a Plan of Reorganization pursuant to which UBS Fund's Value Equity, Bond, Large Cap Growth, Small Cap and High Yield Bond Funds (each, a "Fund") will be reorganized into Class I shares of the U.S. Equity, U.S. Bond, U.S. Large Capitalization Growth, U.S. Small Capitalization Growth and High Yield Fund, respectively.

At the Meeting, the shareholders of each Fund approved Proposal No. 1 as follows:

         Fund                                 For     Against  Abstain
         ----                                 ---     -------  -------
         UBS Value Equity Fund              104,031         0        0
         UBS Bond Fund                      136,024         0        0
         UBS Large Cap Growth Fund           26,932         0        0
         UBS Small Cap Fund                 153,501         0        0
         UBS High Yield Bond Fund           168,730         0        0

                                Distributed by:
                            Funds Distributor, Inc.
                                60 State Street
                                Boston, MA 02109

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective Prospectus which includes details regarding the Funds' objectives, policies, expenses and other information.

[BRINSON LOGO APPEARS HERE]

The Brinson Funds
Chicago - Bahrain - Basel - Frankfurt - Geneva - Hong Kong - London - Melbourne New York - Paris - Rio de Janeiro - Singapore - Sydney - Tokyo - Zurich

209 South LaSalle Street   Chicago, Illinois 60604-1295   Tel: (800) 448-2430

                             ---------------------
                               The Brinson Funds








                      Brinson Global (ex-U.S.) Equity Fund

                               Semi-Annual Report

                               December 31, 1998





                         Institutional Asset Management
                         ------------------------------

Trustees and Officers

[BRINSON LOGO APPEARS HERE]

Trustees

Walter E. Auch

Frank K. Reilly, CFA

Edward M. Roob



Officers

Frank K. Reilly, CFA                    Debra L. Nichols
Chairman of the Board                   Vice President

E. Thomas McFarlan                      Carolyn M. Burke, CPA
President                               Secretary and Treasurer

Thomas J. Digenan, CFA, CPA             David E. Floyd
Vice President                          Assistant Secretary

The Fund's Advisor -- Brinson Partners, Inc.


[BRINSON LOGO APPEARS HERE]

The UBS Brinson Division is the institutional asset management division of UBS AG. UBS Brinson is the name used outside North America while Brinson Partners continues as the primary name within North America. The UBS Brinson Division manages over USD 390 billion of institutional assets, including over USD 265 billion of discretionary institutional assets on an active basis and mutual fund assets for UBS Private Banking which total over USD 125 billion. In addition, UBS Brinson acts as the investment advisor to UBS Private Banking. UBS Brinson manages investment portfolios for corporations, public funds, endowments, foundations, central banks and other investors located throughout the world. The UBS Brinson Division employs over 1,500 people in offices in Chicago, Bahrain, Basel, Frankfurt, Geneva, Hong Kong, London, Melbourne, New York, Paris, Rio de Janeiro, Singapore, Sydney, Tokyo and Zurich.

Investment performance for our clients is maximized within and across major asset classes through a comprehensive understanding of global investment markets and their interrelationships. Portfolio structure is tailored to specific client objectives and focused upon both risk and return considerations in the context of full investment cycles. Our investment decisions are based on fundamental research, internally developed valuation systems and seasoned judgment. Our independent team approach allows for rapid responses to market changes, while providing each client with the benefit of our best talent.

Table of Contents


[BRINSON LOGO APPEARS HERE]

Shareholder Letter                           4

Global Economic and Market Highlights        5

Global (ex-U.S.) Equity Fund                 6

Schedule of Investments                     10

Financial Statements                        15

Financial Highlights                        18

Notes to Financial Statements               21

Shareholder Letter


[BRINSON LOGO APPEARS HERE]


February 20, 1999

Dear Shareholder:

We are very pleased to present the Semi-Annual report for the Global (ex-U.S.) Equity Fund for the six months ended December 31, 1998. The Non-U.S. Equity Fund was renamed the Global (ex-U.S.) Equity Fund on December 10, 1998. This change affects only the name of the Fund; the management, benchmark and all other aspects of the Fund will remain the same. Within this Report, we will focus on the current international economic outlook as well as our current strategy and performance update for the Global (ex-U.S.) Equity Fund.

Since our last report to you, Union Bank of Switzerland and Swiss Bank Corporation merged to become UBS AG, one of the world's major financial institutions. In connection with this merger, the former SBC Brinson/Brinson Partners, Inc.'s activities of Swiss Bank Corporation were combined with the worldwide UBS asset management operations into the UBS Brinson division of UBS AG. During this process, the UBS Private Investor Funds merged into the Brinson fund family on December 18, 1998. This merger created the following three new Brinson Funds; the U.S. Large Capitalization Growth Fund, the U.S. Small Capitalization Growth Fund and the High Yield Fund.

The UBS Brinson Division manages over USD 390 billion of institutional assets, including USD 265 billion of discretionary institutional assets on an active basis and mutual fund assets for the UBS Private Banking Division and The Brinson Funds which total over USD 125 billion. The Advisor of The Brinson Funds, Brinson Partners, Inc., also manages investment portfolios for corporations, public funds, endowments, foundations, central banks and other investors located throughout the world.

The Global (ex-U.S.) Equity Fund is an actively managed fund that provides integrated asset management across and within security markets. The investment process is strategic in nature and is driven by deviations of market price from fundamental value. This philosophy offers the greatest potential for achieving enhanced, long-term returns while controlling risk.

Our international funds employ the same value-oriented investment philosophy within and across the international spectrum, as do our other funds. Each Fund uses the resources of our entire worldwide organization. Investment performance for out clients is maximized within and across major asset classes through a comprehensive understanding of global investment markets and their interrelationships. Portfolio structure is tailored to specific objectives and focused upon both risk and return considerations in the context of full investment cycles.

Our investment decisions are based on fundamental research, internally developed valuation systems and seasoned judgment. Our independent team approach allows for rapid responses to market changes, while providing each client with the benefit of our talent. The Report that follows highlights the investment characteristics and the performance of the Global (ex-U.S.) Equity Fund.

We very much appreciate your continued trust and the confidence you have placed in The Brinson Funds.

Sincerely,

/s/ Gary P. Brinson
Gary P. Brinson
President and Chief Investment Officer
Brinson Partners, Inc.

Global Economic and Market Highlights

Japan and most of Asia continue to be mired in severe downturns. The Japanese economy is particularly troubled, as the one bright spot in the economy, the export sector, has started to weaken in response to a dramatic strengthening of the yen. Bond yields have risen sharply as the government's deficit financing has pushed the gross debt to GDP ratio among the highest of the developed countries.

The single European currency enjoyed a successful launch on January 1, 1999. Monetary policy for the eleven participating nations is now being administered by the European Central Bank. Cash rates and bond yields have converged, except for small spreads due to credit and liquidity differences. Although the euro's success in the near term is not in doubt, some longer-term concerns remain. Economic convergence of the EMU economies is not complete, and the economic environment appears to be softening. This creates an element of political risk for the ECB and the new currency.

Inflation remains in check throughout the developed world and in many of the emerging markets. Weakness in Asia and overcapacity in basic industries have combined to push down commodity prices, particularly oil and related energy prices. Consumer price inflation is essentially zero in Japan, less than 1% in most of Europe, and under 2% in the U.S. The voices predicting global deflation seem to have largely disappeared however, after the Federal Reserve's series of rate cuts to provide liquidity during the market downturns in the fall.

Global (ex-U.S.) Equity Environment

                                            6 months 1 year   3 years  5 years  8/31/93*
Major Markets                                ended    ended    ended    ended      to
Total Return in U.S. Dollar Hedged Terms    12/31/98 12/31/98 12/31/98 12/31/98 12/31/98
-----------------------------------------------------------------------------------------
MSCI World ex USA (Free) Index               -3.98%   13.84%   14.86%   10.84%   10.53%
Japan                                        -6.00     0.29    -4.17    -0.78    -0.90
U.K.                                          0.87    13.92    17.32    12.51    14.26
Germany                                      -6.89    28.92    30.32    19.99    20.56
France                                        1.59    43.14    31.72    16.00    16.41
Canada                                       -4.00     8.22    17.07    13.27    14.73
Netherlands                                 -10.24    11.92    31.05    21.69    23.25
Australia                                    10.11    18.04    10.74     6.78     9.52
-----------------------------------------------------------------------------------------

                                            6 months 1 year   3 years  5 years  8/31/93*
Major Currencies                             ended    ended    ended    ended      to
Percent Change Relative to U.S. Dollars     12/31/98 12/31/98 12/31/98 12/31/98 12/31/98
-----------------------------------------------------------------------------------------
Yen                                           23.04%   15.27%   -2.94%  -0.21%  -1.39%
Pound                                         -0.28    1.12      2.33    2.38    2.12
Deutschemark                                   8.37     7.95    -4.93    0.84    0.14
Canadian Dollar                               -4.26    -6.83    -3.88   -2.93   -2.79
-----------------------------------------------------------------------------------------

*Performance inception date of the Global (ex-U.S.) Equity Fund Class I All total returns in excess of 1 year are average annualized total returns

Global (ex-U.S.) Equity Fund

The Global (ex-U.S.) Equity Fund is actively managed, providing a fully integrated approach to the developed equity markets across the world. We employ fundamental valuation models to determine the relative attractiveness of aggregate markets, as well as of individual stocks. Our portfolio construction process simultaneously sets country, currency, industry/factor and stock selection strategies. This interactive investment process has evolved within the context of an environment marked by growing globalization and increasingly integrated economies, industries and capital markets.

The Brinson Global (ex-U.S.) Equity Fund Class I has provided an annualized return of 8.37% since its inception on August 31, 1993, compared to the 8.44% return of the MSCI World ex USA (Free) Index. This was achieved with a volatility of 12.69%, below the 14.52% volatility of the benchmark. For the year ended December 31, 1998, the Fund gained 14.39%, compared to the index's unhedged return of 18.67%. With the exception of the Pacific Rim and several small markets, most developed equity markets enjoyed solid performance.

Monetary Union, privatization, restructuring, merger activity and increased capital flows have boosted European equity markets. Despite their excellent performance, European corporations are still early into their restructuring, with the potential for improving profitability ahead. Europe is our largest overweight. Most Pacific markets continued to suffer the consequences of last year's currency crisis. This situation has been aggravated in Japan by flawed macroeconomic policies, a largely insolvent financial sector and an unprofitable domestic corporate sector. We remain significantly underweight in Japan, Hong Kong and Singapore. In comparison, Australia and New Zealand have been unduly impacted by their geographic proximity to Asia and are attractively priced. We maintain an overweight in these markets.

Overall market allocation detracted from performance. Holding cash (through
July) in a period of unusually strong returns and overweighting New Zealand offset the positive effects of underweighting Japan and overweighting Belgium and Finland. Currency management was hurt by the yen underweight and the New Zealand dollar and Australian dollar overweights. Stock selection was positive due to successful strategies in Japan, helped by the significant underweight to banks, overweight to blue chips and stock specific returns, but hurt in the U.K. due to stock specific factors, the underweight to size and the overweight to basic industries.

Global (ex-U.S.) Equity Fund

Total Return

                                              6 months 1 year   3 years  5 years  8/31/93*
                                               ended    ended    ended    ended      to
                                              12/31/98 12/31/98 12/31/98 12/31/98 12/31/98
-------------------------------------------------------------------------------------------
Brinson Global (ex-U.S.) Equity Fund Class I  1.14%     14.39%   10.88%  9.72%    8.37%
-------------------------------------------------------------------------------------------
MSCI World ex USA (Free) Index**              2.72      18.67     9.06   9.27     8.44
-------------------------------------------------------------------------------------------

*  Performance inception date of the Brinson Global (ex-U.S.) Equity Fund
   Class I
** Formerly known as the MSCI Non-U.S. Equity (Free) Index. Performance is net of withholding taxes on dividends.
Total return includes reinvestment of all capital gain and income distributions. All total returns in excess of 1 year are average annualized returns

Illustration of an Assumed Investment of $1,000,000

This chart shows the growth in the value of an investment in the Brinson Global (ex-U.S.) Equity Fund Class I and the MSCI World ex USA (Free) Index if you had invested $1,000,000 on August 31, 1993, and had reinvested all your income dividends and capital gain distributions through December 31, 1998. No adjustment has been made for any income taxes payable by shareholders on income dividends and capital gain distributions. Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.


Brinson Global (ex-U.S.) Equity Fund Class I vs. MSCI World ex USA (Free) Index
Wealth Value with Dividends Reinvested

                              [CHART APPEARS HERE]

                    MSCI World        Brinson Global (ex-U.S.)
                ex USA (Free) Index     Equity Fund Class N
                -------------------   ------------------------
 8/31/93              $1,000,000               $1,000,000
                        $976,801                 $972,000
                      $1,009,608                 $997,000
                        $923,179                 $929,000
12/31/93                $988,754                 $965,500
                      $1,070,906               $1,033,606
                      $1,065,670               $1,002,558
                      $1,019,802                 $957,488
                      $1,061,899                 $984,530
                      $1,056,878                 $985,531
 6/30/94              $1,066,786                 $975,547
                      $1,080,676                 $990,648
                      $1,107,766               $1,019,844
                      $1,075,157                 $990,648
                      $1,109,504               $1,007,763
                      $1,055,989                 $974,540
12/31/94              $1,062,774                 $974,540
                      $1,021,304                 $940,310
                      $1,020,965                 $936,283
                      $1,083,956                 $952,391
                      $1,124,094                 $983,601
                      $1,113,640                 $984,608
 6/30/95              $1,095,525                 $974,540
                      $1,161,851               $1,032,932
                      $1,119,130               $1,049,040
                      $1,140,633               $1,066,155
                      $1,111,131               $1,056,087
                      $1,142,655               $1,082,263
12/31/95              $1,187,456               $1,126,103
                      $1,195,638               $1,148,603
                      $1,199,070               $1,144,317
                      $1,224,309               $1,159,318
                      $1,260,387               $1,202,176
                      $1,238,760               $1,196,819
 6/30/96              $1,244,668               $1,204,891
                      $1,208,125               $1,171,452
                      $1,213,344               $1,176,845
                      $1,246,309               $1,212,442
                      $1,237,797               $1,209,206
                      $1,289,539               $1,270,691
12/31/96              $1,271,887               $1,269,637
                      $1,232,998               $1,262,768
                      $1,251,330               $1,283,375
                      $1,251,910               $1,291,389
                      $1,259,870               $1,300,548
                      $1,343,159               $1,385,267
 6/30/97              $1,414,422               $1,449,115
                      $1,440,682               $1,475,588
                      $1,332,372               $1,371,998
                      $1,407,165               $1,449,115
                      $1,301,262               $1,358,186
                      $1,285,972               $1,335,166
12/31/97              $1,298,199               $1,342,509
                      $1,353,933               $1,387,259
                      $1,441,984               $1,460,600
                      $1,488,747               $1,516,538
                      $1,500,225               $1,528,968
                      $1,493,504               $1,528,968
 6/30/98              $1,499,791               $1,518,353
                      $1,509,693               $1,533,349
                      $1,316,941               $1,343,399
                      $1,279,306               $1,310,908
                      $1,412,768               $1,412,131
                      $1,484,565               $1,484,612
12/31/98              $1,540,540               $1,535,729

Fund returns are net of all fees and costs, while the Index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing.

Global (ex-U.S.) Equity Fund

Total Return

                                              6 months 1 year    6/30/97*
                                               ended    ended       to
                                              12/31/98 12/31/98  12/31/98
-------------------------------------------------------------------------
Brinson Global (ex-U.S.) Equity Fund Class N  0.88%     13.96%   3.58%
-------------------------------------------------------------------------
MSCI World ex USA (Free) Index**              2.72      18.67    5.86
-------------------------------------------------------------------------

*  Inception date of the Brinson Global (ex-U.S.) Equity Fund Class N
** Formerly known as the MSCI Non-U.S. Equity (Free) Index. Performance is net
   of withholding taxes on dividends.
Total return includes reinvestment of all capital gain and income distributions. All total returns in excess of 1 year are average annualized returns.

Illustration of an Assumed Investment of $1,000,000

This chart shows the growth in the value of an investment in the Brinson Global (ex-U.S.) Equity Fund Class N and the MSCI World ex USA (Free) Index if you had invested $1,000,000 on June 30, 1997, and had reinvested all your income dividends and capital gain distributions through December 31, 1998. No adjustment has been made for any income taxes payable by shareholders on income dividends and capital gain distributions. Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.


Brinson Global (ex-U.S.) Equity Fund Class N vs. MSCI World ex USA (Free) Index
Wealth Value with Dividends Reinvested

                              [CHART APPEARS HERE]

                   MSCI World        Brinson Global (ex-U.S.)
               ex USA (Free) Index     Equity Fund Class N
               -------------------   ------------------------
 6/30/97          $1,000,000                $1,000,000
                  $1,018,566                $1,018,268
                    $941,990                  $946,783
 9/30/97            $994,869                  $999,206
                    $919,996                  $936,458
                    $909,186                  $920,572
12/31/97            $917,830                  $925,127
                    $957,234                  $955,964
                  $1,019,486                $1,005,647
 3/31/98          $1,052,548                $1,044,194
                  $1,060,663                $1,052,760
                  $1,055,911                $1,052,760
 6/30/98          $1,060,356                $1,045,088
                  $1,067,357                $1,055,419
                    $931,081                  $924,567
 9/30/98            $904,473                  $902,185
                    $998,831                  $971,054
                  $1,049,591                $1,019,262
12/31/98          $1,089,166                $1,054,292


Fund returns are net of all fees and costs, while the Index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing.

Global (ex-U.S.) Equity Fund

Industry Diversification

As a Percent of Net Assets
As of December 31, 1998 (Unaudited)
-----------------------------------------------
Global (ex-U.S.) EQUITIES
Aerospace & Military                0.45%
Airlines                            0.16
Appliances & Households             3.18
Autos/Durables                      1.69
Banking                            10.47
Beverages & Tobacco                 3.70
Broadcasting & Publishing           1.98
Building Materials                  1.50
Business & Public Service           4.06
Chemicals                           4.59
Construction                        0.40
Data Processing                     0.60
Electric Components                 0.83
Electronics                         5.50
Energy                              8.13
Financial Services                  1.60
Food & House Products               3.65
Forest Products                     1.16
Health & Personal Care              9.34
Housing/Paper                       0.10
Industrial Components               1.62
Insurance                           8.81
Leisure & Tourism                   0.31
Machinery & Engineering             0.23
Merchandising                       4.65
Metals-Steel                        0.87
Miscellaneous Materials             0.14
Multi-Industry                      3.23
Non-Ferrous Metals                  0.98
Real Estate                         0.43
Recreation                          0.58
Retail/Apparel                      0.18
Telecommunications                  8.83
Textiles & Apparel                  0.19
Transportation                      0.28
Utilities                           4.40
Wholesale & International Trade     0.06
                                  ------
  Total Global (ex-U.S.) Equities  98.88
                                  ------
CONVERTIBLE BONDS                   0.05
SHORT-TERM INVESTMENTS              0.70
  TOTAL INVESTMENTS                99.63
CASH AND OTHER ASSETS,
  LESS LIABILITIES                  0.37
                                  ------
NET ASSETS                        100.00%
                                  ======

Market and Currency Strategy

As of December 31, 1998 (Unaudited)

                           Fund
                    -------------------
                     Market    Currency
                    Strategy   Strategy   Index
--------------------------------------------------
Australia             5.38%      8.86%     2.47%
Belgium               3.15       0.00      0.00
Canada                1.98       3.70      3.70
Denmark               0.59       0.86      0.86
Euro                  0.00      38.67     38.67
Finland               2.99       0.00      0.00
France               10.41       0.00      0.00
Germany              11.69       0.00      0.00
Hong Kong             0.00       0.00      1.99
Italy                 4.41       0.00      0.00
Japan                12.90      14.25     20.25
Netherlands           7.49       0.00      0.00
New Zealand           1.77       1.77      0.17
Norway                0.37       0.37      0.37
Singapore             0.74       0.72      0.72
Spain                 1.92       0.00      0.00
Sweden                4.12       6.54      2.54
Switzerland           7.47       7.76      7.76
U.K.                 22.62      16.50     20.50
--------------------------------------------------
                    100.00%    100.00%   100.00%


Top Ten Global (ex-U.S.) Equity Holdings

As of December 31, 1998 (Unaudited)

                           Percent of
                           Net Assets
--------------------------------------------------
1.  Novartis AG (Reg.)        2.31%
2.  Nestle S.A. (Reg.)        1.86
3.  Allianz AG                1.85
4.  Royal Dutch Petroleum Co. 1.80
5.  Bayer AG                  1.73
6.  Nokia Oyj -D A Shares     1.66
7.  Lloyds TSB Group PLC      1.58
8.  Glaxo Wellcome PLC        1.51
9.  Veba AG                   1.50
10. Siemens AG                1.46
--------------------------------------------------

Global (ex-U.S.) Equity Fund -- Schedule of Investments

December 31, 1998 (Unaudited)
-----------------------------------------------------------------------------
                                            Shares               Value
                                         -----------       ----------------
Global (ex-U.S.) Equities -- 98.88%
Australia -- 4.98%
Amcor Ltd.                                   85,740        $     366,730
Australia & New Zealand Banking Group        33,000              216,186
Brambles Industries Ltd.                     68,040            1,658,993
Broken Hill Proprietary Co., Ltd.           269,620            1,987,758
Burns Philp & Co. Ltd.                      254,362               20,283
CSR Ltd.                                    358,990              878,614
David Jones Ltd.                            503,200              555,592
Goodman Fielder Ltd.                        120,000              121,453
Lend Lease Corp. Ltd.                       89,996             1,214,476
M.I.M. Holdings Ltd.                        488,000              215,524
National Australia Bank Ltd.                204,648            3,088,060
News Corp., Ltd.                            301,747            1,995,285
News Corp., Ltd., Preferred                 129,469              788,603
Orica Ltd.                                   85,820              446,930
Pacific Dunlop Ltd.                         365,450              591,800
Pasminco Ltd.                               297,000              225,903
Qantas Airways Ltd.                         391,138              798,946
QBE Insurance Group Ltd.                    205,223              849,714
Rio Tinto Ltd.                               66,560              790,223
Santos Ltd.                                 237,140              637,121
Telstra Corp., Ltd. (b)                     705,210            3,300,549
Westpac Banking Corp., Ltd.                 391,841            2,624,676
WMC Ltd.                                    256,270              773,403
Woolworth's Ltd.                            117,460              400,309
                                                            ------------
                                                              24,547,131
                                                            ------------
Belgium -- 2.74%
Electrabel S.A.                              11,895            5,228,374
Fortis AG                                       583                   34
Fortis AG Strip (b)                          17,173            6,223,587
KBC Bancassurance Holding                    26,100            2,066,496
KBC Bancassurance Holding-Strip (b)             610                   35
                                                            ------------
                                                              13,518,526
                                                            ------------
Canada -- 2.04%
Agrium, Inc.                                 37,580              330,293
Alcan Aluminum Ltd.                          23,940              646,816
Bank of Montreal                             16,010              643,110
Canadian National Railway Co.                17,390              902,899
Canadian Pacific                             40,014              897,137
Extendicare Inc, Class A (b)                 35,840              203,000
Hudson's Bay Co.                             36,620              461,326
Imasco, Ltd.                                 24,800              527,969
Imperial Oil Ltd.                            47,060              752,163
Magna International Inc., Class A             6,360              395,016
Newbridge Networks Corp. (b)                 16,510              500,889
NOVA Chemicals Corp.                         26,521              345,325
Potash Corporation of Saskatchewan, Inc.      6,360              407,852
Royal Bank of Canada                         18,720              932,953
Seagram Co., Ltd.                             8,800              333,724
Shaw Communications, Inc. Class B            33,880              818,326
TransCanada Pipelines Ltd.                   46,376              677,826
Westcoast Energy, Inc.                       14,320              284,349
                                                            ------------
                                                              10,060,973
                                                            ------------
Denmark -- 0.54%
Den Danske Bank Group                         1,240         $    166,580
Tele Danmark A/S                             18,500            2,496,897
                                                            ------------
                                                               2,663,477
                                                            ------------
Finland -- 2.51%
Merita Ltd., Class A                        301,600            1,917,984
Nokia Oyj-A Shares                           66,730            8,170,913
UPM-Kymmene Corp.                            81,000            2,271,596
                                                            ------------
                                                              12,360,493
                                                            ------------
France -- 10.36%
Air Liquide                                  16,122            2,958,192
Alcatel Alsthom                              28,127            3,443,999
Axa                                          22,624            3,280,484
Axa Certificate de Valeur Garante (b)         8,422                3,995
Banque Nationale de Paris                    33,146            2,730,620
Cie de Saint Gobain                          14,263            2,014,519
Dexia France                                 11,810            1,820,273
Elf Aquitaine S.A.                           17,934            2,073,926
France Telecom S.A.                          33,090            2,630,045
Groupe Danone                                 7,790            2,282,768
Lafarge S.A.                                  1,687              160,359
Lagardere S.C.A.                             70,530            2,998,617
Michelin, Class B                            28,023            1,121,181
Moulinex                                     16,745              257,791
Paribas                                      14,973            1,301,849
Pinault-Printemps-Redoute S.A.                7,650            1,462,568
Rhone-Poulenc, Class A                       43,420            2,235,436
SEFIMEG                                       2,126              150,329
SEITA                                        59,480            3,726,684
Societe Generale                             11,573            1,874,900
Suez Lyonnaise des Eaux S.A.                 16,042            3,296,734
Thomson CSF                                  52,120            2,239,232
Total S.A., Class B                          25,833            2,617,428
Vivendi                                      16,794            4,359,189
                                                            ------------
                                                              51,041,118
                                                            ------------
Germany -- 12.40%
Allianz AG                                   24,472            9,109,414
Bayer AG                                    202,556            8,506,720
DaimlerChrysler AG (b)                       66,618            6,619,404
Deutsche Bank AG                             47,097            2,778,994
Deutsche Telekom AG                         115,010            3,780,498
Dresdner Bank AG                             62,180            2,605,766
Hoechst AG                                   66,610            2,755,421
Mannesmann AG (b)                            42,850            4,958,776
SAP AG                                        5,230            2,260,807
Siemens AG                                  109,590            7,204,674
Veba AG                                     124,588            7,382,826
Volkswagen AG                                38,206            3,092,080
                                                            ------------
                                                              61,055,380
                                                            ------------
Hong Kong -- 0.08%
Hongkong Land Holdings, Ltd.                153,000              180,540
Wharf (Holdings) Ltd.                       136,000              198,366
                                                            ------------
                                                                 378,906
                                                            ------------
Indonesia -- 0.02%
Indah Kiat Pulp & Paper Corp.               296,000               80,981
                                                            ------------

Global (ex-U.S.) Equity Fund -- Schedule of Investments

December 31, 1998 (Unaudited)
-----------------------------------------------------------------------------
                                            Shares               Value
                                         -----------       ----------------
Italy -- 4.05%
Assicurazioni Generali                      104,446         $  4,370,544
Danieli & Co. Savings (Risp)                 59,100              235,835
ENI Spa                                     768,000            5,030,134
ENI Spa ADR (c)                              11,080              750,670
La Rinascente Spa                           264,140            2,722,388
Montedison Spa                            1,614,280            2,148,859
San Paolo-imi, Spa                          113,610            2,011,843
Telecom Italia Mobile Spa                   360,000            2,663,526
                                                            ------------
                                                              19,933,799
                                                            ------------
Japan -- 13.56%
Acorn Co., Ltd.                               9,000              579,255
Amada Co., Ltd.                             131,000              635,257
Bridgestone Corp.                            29,000              659,441
Canon, Inc.                                  91,000            1,948,271
Citizen Watch Co., Ltd.                     115,000              693,262
Dai Nippon Printing Co., Ltd.               119,000            1,901,046
Daiichi Pharmaceutical Co., Ltd.            108,000            1,827,766
Daikin Industries Ltd.                      130,000            1,290,780
Daiwa House Industry Co., Ltd.               61,000              650,559
Fanuc                                        51,700            1,773,750
Fuji Photo Film                              23,000              856,383
Fujitsu                                      75,000            1,000,665
Hitachi Ltd.                                 53,000              328,901
Honda Motor Co.                              56,000            1,841,844
Hoya Corp.                                   30,000            1,462,766
Ishikawajima-Harima Heavy Industries
Co., Ltd.                                     9,000               15,957
Ito Yokado Co., Ltd.                         50,000            3,501,773
Japan Wool Textile Co., Ltd.                 27,000              146,729
Kajima Corp.                                 22,000               57,535
Kaneka Corp.                                133,000              998,679
Kansai Paint Co., Ltd.                       42,000              122,128
Kao Corp.                                    39,000              881,649
Kirin Brewery Co., Ltd.                     142,000            1,812,766
Koito Manufacturing Co., Ltd.                54,000              229,309
Kokuyo                                       40,000              539,362
Kuraray Co., Ltd.                           158,000            1,746,684
Marui Co., Ltd.                              69,000            1,330,452
Matsushita Electric Industrial Co.          168,000            2,977,234
Mitsubishi Estate Co., Ltd.                  42,000              377,181
Mitsubishi Heavy Industries, Ltd.            43,000              167,731
NGK Insulators                              219,000            2,828,750
Nikko Securities Co., Ltd.                   56,000              156,383
Nintendo Co., Ltd.                           13,500            1,310,505
Nippon Denso Co., Ltd.                      110,000            2,038,121
Nippon Meat Packers, Inc.                    84,000            1,355,319
Nippon Yusen Kabushiki Kaisha                88,000              278,511
Nisshinbo Industries, Inc.                   42,000              146,702
Omron Corp.                                  35,000              480,319
Sakura Bank, Ltd.                            96,000              220,426
Sankyo Co., Ltd.                             92,000            2,014,539
Secom Co., Ltd.                              31,000            2,572,340
Sega Enterprises Ltd.                        16,000              355,319
Sekisui House Ltd.                          120,000            1,271,277
Sharp Corp.                                  11,000               99,371
Shin-Etsu Chemical Co., Ltd.                 20,000              482,270
Sony Corp.                                   31,500            2,298,271

                                            Shares               Value
                                         -----------       ----------------
Sumitomo Chemical Co.                       150,000         $    585,106
Sumitomo Electric Industries                108,000            1,216,915
Sumitomo Marine & Fire Insurance Co., Ltd.   35,000              222,163
Taiheiyo Cement Corp.                        78,600              197,197
Takeda Chemical Industries                   76,000            2,930,851
TDK Corp.                                    20,000            1,831,560
Tokio Marine & Fire Insurance Co.           119,000            1,424,202
Tokyo Gas Co.                               197,000              518,697
Tokyo Steel Mfg.                             28,000              140,496
Toray Industries, Inc.                      366,000            1,914,362
Toshiba Corp.                               300,000            1,789,894
Toyo Seikan Kaisha, Ltd.                     17,000              289,060
Toyo Suisan Kaisha                            3,000               25,957
Toyota Motor Corp.                           87,000            2,367,819
UNY Co., Ltd.                                 4,000               73,227
West Japan Railway Co.                           70              310,284
Yamaha Motor Co., Ltd.                       34,000              219,734
Yamato Transport Co., Ltd.                   33,000              462,234
                                                            ------------
                                                              66,783,296
                                                            ------------
Korea -- 0.09%
Hyundai Motor Co., Ltd.                       7,246              128,952
Korea Electric Power Corp.                    1,000               24,782
Shinhan Bank (b)                             25,300              193,563
SK Telecom Co., Ltd.                            130               98,221
                                                            ------------
                                                                 445,518
                                                            ------------
Malaysia -- 0.02%
Malayan Banking Bhd                          27,000               38,287
Nestle (Malaysia) Bhd                        15,000               41,989
                                                            ------------
                                                                  80,276
                                                            ------------
Netherlands -- 7.15%
ABN AMRO Holdings NV                         90,088            1,896,135
Akzo Nobel NV                                12,825              584,290
Elsevier NV                                 189,870            2,660,831
Heineken NV                                  65,902            3,968,096
ING Groep NV                                112,427            6,859,323
KPN NV                                      135,445            6,784,158
Philips Electronics NV                        1,349               90,571
Royal Dutch Petroleum Co.                   181,380            9,036,623
Unilever NV                                  38,740            3,313,140
                                                            ------------
                                                              35,193,167
                                                            ------------
New Zealand -- 1.95%
Auckland International Airport Ltd. (b)     248,210              347,493
Brierley Investments Ltd.                 1,811,340              411,481
Carter Holt Harvey Ltd.                   1,158,540            1,040,498
Fletcher Challenge Building                 285,560              442,025
Fletcher Challenge Energy                   306,600              583,118
Fletcher Challenge Paper                    642,540              431,107
Lion Nathan Ltd.                            348,570              889,444
Telecom Corp. of New Zealand Ltd.         1,111,890            4,846,155
Telecom Corp. of New Zealand Ltd. ADR (c)    16,500              588,844
                                                            ------------
                                                               9,580,165
                                                            ------------
Norway -- 0.40%
Norsk Hydro ASA                              26,510              894,221
Norske Skogindustrier ASA                    36,350            1,059,155
                                                            ------------
                                                               1,953,376
                                                            ------------

Global (ex-U.S.) Equity Fund -- Schedule of Investments

December 31, 1998 (Unaudited)
-----------------------------------------------------------------------------
                                            Shares               Value
                                         -----------       ----------------
Singapore -- 0.85%
Development Bank of Singapore Ltd.           20,000         $    180,606
Singapore Press Holdings Ltd.               216,975            2,353,850
United Overseas Bank Ltd. (Frgn.)           259,000            1,663,879
                                                            ------------
                                                               4,198,335
                                                            ------------
Spain -- 1.79%
Banco Popular Espanol S.A.                   32,239            2,434,496
Endesa S.A.                                 178,238            4,729,680
Telefonica S.A.                              37,432            1,666,925
Telefonica S.A. Rights
 (expiring 1/30/99) (b)                         748                  665
                                                            ------------
                                                               8,831,766
                                                            ------------
Sweden -- 3.94%
Astra AB, A Shares                          144,058            2,941,301
Electrolux AB, B Shares                     194,460            3,346,637
ForeningsSparbanken AB                        4,971              128,786
Investor AB                                  44,870            2,026,009
Nordbanken Holding AB                       231,960            1,488,060
Skandia Forsakrings AB                      225,180            3,444,733
Stora Kopparbergs Berglags Aktiebolag        20,639              226,612
Svenska Handelsbanken, A Shares              19,560              825,276
Swedish Match AB                            605,370            2,203,165
Telefonaktiebolaget LM Ericsson, B Shares   116,780            2,780,545
                                                            ------------
                                                              19,411,124
                                                            ------------
Switzerland -- 7.24%
CS Holdings AG (Reg.)                         1,603              250,925
Julius Baer Holding AG                          423            1,405,894
Nestle S.A. (Reg.)                            4,203            9,149,596
Novartis AG (Reg.)                            5,797           11,395,632
Roche Holding AG (Gen.)                         512            6,247,630
Swiss Reinsurance Co. (Reg.)                  1,306            3,405,013
SwissCom AG (Reg.) (b)                        9,023            3,777,375
                                                            ------------
                                                              35,632,065
                                                            ------------
Thailand -- 0.07%
Bangkok Bank Public Co., Ltd. (b)            60,000              123,848
Italian-Thai Development Public Co.,
 Ltd. (b)                                    15,000               30,136
Shinawatra Computer Public Co., Ltd. (b)     22,000               75,685
Thai Farmers Bank Public Co., Ltd.
 (Frgn) (b)                                  71,000              125,058
                                                            ------------
                                                                 354,727
                                                            ------------
United Kingdom -- 22.10%
Allied Zurich AG (b)                        232,252            3,464,285
Barclays PLC                                157,230            3,390,348
BG PLC                                       83,250              525,308
Billiton PLC                                116,500              231,147
BOC Group PLC                               161,450            2,308,808
Booker PLC                                  295,950              307,753
Boots Company PLC                           174,340            2,968,853
BPB PLC                                       5,000               18,905
British American Tobacco PLC                299,252            2,631,394
British Petroleum Co. PLC                   380,383            5,680,145
British Steel PLC                         1,457,140            2,157,720
BTR PLC                                     200,000              412,625
Cable & Wireless PLC                        115,200            1,416,449
Charter PLC                                 278,988            1,531,804
Coats Viyella PLC                         1,445,489              649,355
Diageo PLC                                  231,935            2,639,528

                                            Shares               Value
                                         -----------       ----------------
Fairview Holdings PLC (b)                   154,702         $    229,081
FKI PLC                                   1,093,225            2,437,352
Garban PLC (b)                               12,658               48,229
General Electric Co. PLC                    466,240            4,208,362
Glaxo Wellcome PLC                          216,260            7,440,988
Greenalls Group PLC                         201,750            1,075,834
Hanson PLC                                  375,482            2,981,528
Hillsdown Holdings PLC                      309,395              386,081
House of Fraser PLC                         484,090              426,880
IMI PLC                                      49,800              195,544
Lloyds TSB Group PLC                        545,545            7,760,694
Marks & Spencer PLC                         718,550            4,928,577
Marley PLC                                  202,230              410,496
Mirror Group PLC                            600,240            1,500,525
National Westminster Bank PLC               138,050            2,662,096
Nycomed Amersham PLC                        266,090            1,832,875
Peninsular & Oriental Steam Navigation Co.  166,986            1,974,004
Pennon Group PLC                             11,860              229,690
Prudential Corp. PLC                        406,820            6,142,608
Rank Group PLC                               31,000              119,403
Reed International PLC                      251,190            1,964,283
Rio Tinto PLC                               186,890            2,173,537
RJB Mining PLC                              408,840              530,581
Royal & Sun Alliance Insurance Group PLC    180,174            1,471,148
Safeway PLC                                  63,898              321,069
Sainsbury (J.) PLC                          115,950              929,386
Scottish & Newcastle PLC                     37,081              430,636
Scottish Hydro-Electric PLC                 364,720            4,108,205
Smith & Nephew PLC                           97,532              303,454
SmithKline Beecham PLC                      317,750            4,440,877
Smurfit (Jefferson) Group PLC               293,929              528,166
Tarmac PLC                                  135,601              253,816
Tate & Lyle PLC                             118,720              653,816
Terranova Foods PLC (b)                     154,702              283,134
Tesco PLC                                 1,131,830            3,224,895
Thames Water PLC                            153,589            2,938,744
Thames Water PLC, Class B (b)               134,310              168,717
United News & Media PLC                     163,580            1,434,315
United Utilities PLC                         21,046              291,688
Vodafone Group PLC                           98,547            1,600,284
Williams PLC                                189,277            1,074,668
Yorkshire Water PLC                         260,000            2,379,249
                                                            ------------
                                                             108,829,942
                                                            ------------
Total Global (ex-U.S.) Equities
     (Cost $408,772,123)                                     486,934,541

                                           Face
                                           Amount
                                        -----------
Convertible Bonds -- 0.05%
Australia -- 0.03%
Burns, Philp Treasury, 7.50%,
     due 8/14/03       AUD                1,228,664              150,733
                                                            ------------
Japan -- 0.02%
Sanwa Finance Trust, 1.25%,
     due 8/01/05       JPY               15,000,000              113,365
                                                            ------------
Total Convertible Bonds
     (Cost $264,410)                                             264,098
                                                            ------------

Global (ex-U.S.) Equity Fund -- Schedule of Investments

December 31, 1998 (Unaudited)
-----------------------------------------------------------------------------
                                            Shares               Value
                                         -----------       ----------------
Short-Term Investments -- 0.70%
Investment Companies -- 0.70%
Brinson Supplementary Trust U.S.
     Cash Management Prime Fund
     (Cost $3,451,114)                    3,451,114         $  3,451,114
                                                            ------------
Total Investments
     (Cost $412,487,647) -- 99.63% (a)                       490,649,753
                                                            ------------
Cash and other assets,
     less liabilities -- 0.37%                                 1,805,777
                                                            ------------
Net Assets -- 100%                                          $492,455,530
                                                            ============


See accompanying notes to schedule of investments.

Global (ex-U.S.) Equity Fund -- Schedule of Investments

December 31, 1998 (Unaudited)
-----------------------------------------------------------------------------

NOTES TO SCHEDULE OF INVESTMENTS
(a) Aggregate cost for federal income tax purposes was $412,487,647; and net unrealized appreciation consisted of:

     Gross unrealized appreciation                      $ 102,678,967
     Gross unrealized depreciation                        (24,516,861)
                                                        -------------
     Net unrealized appreciation                        $  78,162,106
                                                        =============

(b) Non-income producing security
(c) Denominated in U.S. dollars

FORWARD FOREIGN CURRENCY CONTRACTS
The Global (ex-U.S.) Equity Fund had the following open forward foreign currency contracts as of December 31, 1998:

                         Settlement       Local             Current      Unrealized
                            Date        Currency             Value       Gain/(Loss)
                         ----------     --------            -------      -----------

Forward Foreign Currency
Buy Contracts
Australian Dollar          2/19/99        32,300,000      $19,821,180    $  (677,170)
Belgian Franc              2/19/99       333,000,000        9,716,971        163,459
British Pound              2/19/99         6,600,000       10,963,637         11,096
Canadian Dollar            2/19/99        10,600,000        6,901,985        (71,699)
Finnish Markka             2/19/99        14,600,000        2,890,477         30,311
German Mark                2/19/99        33,700,000       20,282,511      1,146,743
Hong Kong Dollar           2/19/99        16,000,000        2,064,513         52,694
Italian Lira               2/19/99    13,390,000,006        8,140,230        316,699
Japanese Yen               2/19/99     1,695,000,000       15,126,051      2,319,252
Portguese Escudos          2/19/99       520,000,000        3,053,162        165,717
Singapore Dollars          2/19/99         6,300,000        3,834,846        280,344
Spanish Peseta             2/19/99     2,240,000,000       15,847,221        903,926
Swedish Krona              2/19/99       126,700,000       15,664,602       (776,812)
Swiss Franc                2/19/99        17,900,000       13,098,967        155,531

Forward Foreign Currency
Sale Contracts
Australian Dollar          2/19/99         6,000,000        3,681,953        (86,153)
Belgian Franc              2/19/99       455,000,000       13,276,942       (776,942)
British Pound              2/19/99        22,600,000       37,542,152       (991,172)
Finnish Markka             2/19/99        41,800,000        8,275,474       (462,390)
French Franc               2/19/99        20,000,000        3,589,028        (72,853)
German Mark                2/19/99        45,300,000       27,264,028        181,657
Hong Kong Dollar           2/19/99        16,000,000        2,064,513        (61,007)
Italian Lira               2/19/99     9,140,000,000        5,556,512       (125,347)
Japanese Yen               2/19/99     1,000,000,000        8,923,924       (308,062)
Netherlands Guilder        2/19/99        15,600,000        8,332,799       (151,270)
Singapore Dollar           2/19/99         6,300,000        3,834,846       (264,429)
Spanish Peseta             2/19/99     1,279,000,000        9,048,480       (145,772)
Swedish Krona              2/19/99        24,000,000        2,967,249         24,076
Swiss Franc                2/19/99        13,900,000       10,171,823        (59,345)
                                                                          ----------
         Total                                                            $  721,082
                                                                          ==========


                See accompanying notes to financial statements.

         Global (ex-U.S.) Equity Fund -- Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1998 (UNAUDITED)

ASSETS:
 Investments, at value:
  Unaffiliated issuers (Cost $409,036,533)             $487,198,639
  Affiliated issuers (Cost $3,451,114)                    3,451,114
  Foreign currency, at value (Cost $2,680,240)            2,653,947
 Receivables:
  Investment securities sold                                902,478
  Dividends                                                 890,378
  Interest                                                   55,532
  Fund shares sold                                            6,285
 Net unrealized appreciation on forward foreign
  currency contracts                                        721,082
                                                      -------------
     TOTAL ASSETS                                       495,879,455
                                                      -------------
LIABILITIES:
 Payables:
  Investment securities purchased                         2,985,374
  Due to custodian bank                                      88,790
  Investment advisory fees                                  311,394
  Accrued expenses                                           38,367
                                                      -------------
     TOTAL LIABILITIES                                    3,423,925
                                                      -------------
NET ASSETS                                             $492,455,530
                                                      =============

NET ASSETS CONSIST OF:
 Paid in capital                                       $431,264,036
 Accumulated undistributed net investment income          1,427,023
 Accumulated net realized loss                          (19,100,417)
 Net unrealized appreciation                             78,864,888
                                                      -------------
     NET ASSETS                                        $492,455,530
                                                      =============

OFFERING PRICE PER SHARE:
 Brinson Class I:
  Net asset value, offering price and redemption
   price per share (Based on net assets of
   $487,467,742 and 40,220,544 shares
    issued and outstanding)                            $      12.12
                                                      =============

 Brinson Class N:
  Net asset value, offering price and redemption
   price per share (Based on net assets of
    $13,188 and 1,092 shares issued and outstanding)   $      12.08
                                                      =============

 UBS Investment Funds Class:
  Net asset value, offering price and redemption
   price per share (Based on net assets of
   $4,974,600 and 414,597 shares issued
    and outstanding)                                   $      12.00
                                                      =============


                See accompanying notes to financial statements.

Global (ex-U.S.) Equity Fund -- Financial Statements

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 1998 (UNAUDITED)
INVESTMENT INCOME:
 Dividends (net of $278,261 for foreign taxes withheld)            $  3,094,946
 Interest (including securities lending income of $60,855)              466,546
                                                                   ------------
     TOTAL INCOME                                                     3,561,492
                                                                   ------------
EXPENSES:
 Advisory                                                             1,759,921
 Administrative                                                         163,950
 Custodian                                                              137,494
 Distribution                                                            20,399
 Other                                                                  120,708
                                                                   ------------
     TOTAL EXPENSES                                                   2,202,472
                                                                   ------------
NET INVESTMENT INCOME                                                 1,359,020
                                                                   ------------
 NET REALIZED AND UNREALIZED GAIN (LOSS):
  Net realized gain (loss) on:
  Investments                                                       (11,921,708)
  Foreign currency transactions                                      (2,561,948)
                                                                   ------------
     Net realized loss                                              (14,483,656)
                                                                   ------------

Change in net unrealized appreciation or depreciation on:
  Investments and foreign currency                                   18,056,900
  Forward contracts                                                   3,190,576
  Translation of other assets and liabilities
   denominated in foreign currency                                       14,586
                                                                   ------------
  Change in net unrealized appreciation or depreciation              21,262,062
                                                                   ------------
Net realized and unrealized gain                                      6,778,406
                                                                   ------------
Net increase in net assets resulting from operations               $  8,137,426
                                                                   ============

                See accompanying notes to financial statements.

Global (ex-U.S.) Equity Fund -- Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

                                                       Six Months Ended         Year
                                                       December 31, 1998        Ended
                                                          (Unaudited)       June 30, 1998
                                                       -----------------    -------------
OPERATIONS:
 Net investment income                                    $  1,359,020      $  6,539,098
 Net realized gain (loss)                                  (14,483,656)       12,223,856
 Change in net unrealized appreciation or depreciation      21,262,062         6,875,111
                                                          ------------      ------------
 Net increase in net assets resulting from operations        8,137,426        25,638,065
                                                          ------------      ------------

DISTRIBUTIONS TO SHAREHOLDERS:
 Distributions from net investment income:
         Brinson Class I                                    (1,364,369)       (6,380,973)
         Brinson Class N                                           (36)              (58)
         UBS Investment Funds Class                             (4,900)          (51,271)
 Distributions from net realized gain:
         Brinson Class I                                    (4,498,729)      (25,288,399)
         Brinson Class N                                          (126)              (59)
         UBS Investment Funds Class                            (52,439)         (521,640)
                                                          ------------      ------------
 Total distributions to shareholders                        (5,920,599)      (32,242,400)
                                                          ------------      ------------

Capital share transactions:
 Shares sold                                               328,933,304       317,039,181
 Shares issued in connection with reorganization            21,515,034                --
 Shares issued on reinvestment of distributions              5,616,506        31,189,854
 Shares redeemed                                          (310,475,289)     (325,627,875)
                                                          ------------      ------------
 Net increase in net assets resulting from capital
  share transactions                                        45,589,555        22,601,160
                                                          ------------      ------------
           TOTAL INCREASE IN NET ASSETS                     47,806,382        15,996,825
                                                          ------------      ------------
NET ASSETS:
Beginning of period                                        444,649,148       428,652,323
                                                          ------------      ------------
End of period (including accumulated undistributed
 net investment income of $1,427,023 and
  $1,437,308, respectively)                               $492,455,530      $444,649,148
                                                          ============      ============

                  See accompany notes to financial statements

Global (ex-U.S.) Equity Fund -- Financial Highlights

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                                                        Six Months Ended               Year Ended June 30,          August 31, 1993*

                                                        December 31, 1998  ----------------------------------------      Through
Brinson Class I                                            (Unaudited)     1998        1997        1996       1996   June 30, 1994
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period                         $  12.15    $  12.59    $  11.17    $   9.68    $   9.69  $  10.00
                                                             --------    --------    --------    --------    --------  --------
   Income from investment operations:
            Net investment income                                0.04        0.18        0.18        0.18        0.15      0.10
            Net realized and unrealized gain (loss)              0.09        0.30        1.97        2.05       (0.16)    (0.34)
                     Total income (loss) from investment
                       operations                                0.13        0.48        2.15        2.23       (0.01)    (0.24)
                                                             --------    --------    --------    --------    --------  --------
Less distributions:
            Distributions from investment income                (0.04)      (0.18)      (0.17)      (0.18)         --     (0.07)
            Distributions from net realized gain                (0.12)      (0.74)      (0.56)      (0.56)         --        --
                                                             --------    --------    --------    --------    --------  --------
                     Total distributions                        (0.16)      (0.92)      (0.73)      (0.74)         --     (0.07)
                                                             --------    --------    --------    --------    --------  --------
Net asset value, end of period                               $  12.12    $  12.15    $  12.59    $  11.17    $   9.68  $   9.69
                                                             ========    ========    ========    ========    ========  ========
Total return (non-annualized)                                    1.14%       4.78%      20.27%      23.64%      (0.10)    (2.45)%
Ratios/Supplemental data:
   Net assets, end of period (in 000s)                       $487,468    $439,329    $420,855    $212,366    $148,319  $ 71,544
   Ratio of expenses to average net assets:
            Before expense reimbursement                         0.99%**     1.00%       1.00%       1.20%       1.23%     1.60%**
            After expense reimbursement                           N/A         N/A         N/A        1.00%       1.00%     1.00%**
   Ratio of net investment income to average net assets:
            Before expense reimbursement                         0.63%**     1.52%       1.83%       1.67%       1.93%     1.28%**
            After expense reimbursement                           N/A         N/A         N/A        1.87%       2.16%     1.88%**
   Portfolio turnover rate                                         37%         49%         25%         20%         14%       12%

*     Commencement of investment operations
**    Annualized
N/A = Not Applicable

                See accompanying notes to financial statements.

Global (ex-U.S.) Equity Fund -- Financial Highlights

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                                                           Six Months Ended
                                                           December 31, 1998   Year Ended
Brinson Class N                                               (Unaudited)    June 30, 1998*
-------------------------------------------------------------------------------------------
Net asset value, beginning of period                             $ 12.14        $ 12.59
                                                                 -------        -------
   Income from investment operations:
            Net investment income                                   0.02           0.16
            Net realized and unrealized gain                        0.08           0.29
                                                                 -------        -------
                 Total income from investment operations            0.10           0.45
                                                                 -------        -------

   Less distributions:
            Distributions from net investment income               (0.04)         (0.16)
            Distributions from net realized gain                   (0.12)         (0.74)
                                                                 -------        -------
                 Total distributions                               (0.16)         (0.90)
                                                                 -------        -------
Net asset value, end of period                                   $ 12.08        $ 12.14
                                                                 =======        =======

Total return                                                        0.88%          4.51%
Ratios/Supplemental data:
   Net assets, end of period (in 000s)                           $    13        $    11
   Ratio of expenses to average net assets:
            Before expense reimbursement                            0.38%**        1.25%
            After expense reimbursement                              N/A            N/A
   Ratio of net investment income to average net assets:
            Before expense reimbursement                            1.24%**        1.27%
            After expense reimbursement                              N/A            N/A
   Portfolio turnover rate                                            37%            49%

*     Commencement of Brinson Class N was June 30, 1997.
**    Annualized
N/A = Not Applicable

                  See accompany notes to financial statements

         Global (ex-U.S.) Equity Fund -- Financial Highlights
20

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                                                         Six Months Ended      Year Ended June 30,    July 31, 1995*
                                                         December 31, 1998  -------------------------    Through
UBS Investment Funds Class                                   (Unaudited)       1998           1997    June 30, 1996
--------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $ 12.05       $  12.49       $  11.12     $  10.26
                                                              -------       --------       --------     --------
   Income from investment operations:
            Net investment income (loss)                        (0.01)          0.08           0.11         0.12
            Net realized and unrealized gain                     0.09           0.30           1.93         1.45
                                                              -------       --------       --------     --------
                    Total income from investment operations      0.08           0.38           2.04         1.57
                                                              -------       --------       --------     --------
   Less distributions:
            Distributions from net investment income            (0.01)         (0.08)         (0.11)       (0.15)
            Distributions from net realized gain                (0.12)         (0.74)         (0.56)       (0.56)
                                                              -------       --------       --------     --------
                    Total distributions                         (0.13)         (0.82)         (0.67)       (0.71)
                                                              -------       --------       --------     --------
Net asset value, end of period                                $ 12.00       $  12.05       $  12.49     $  11.12
                                                              =======       ========       ========     ========

Total return (non-annualized)                                    0.76%          3.90%         19.32%       15.78%
Ratios/Supplemental data:
   Net assets, end of period (in 000s)                        $ 4,975       $  5,310       $  7,797     $  1,262
   Ratio of expenses to average net assets:
            Before expense reimbursement                         1.83%**        1.84%          1.81%        2.04%**
            After expense reimbursement                           N/A            N/A            N/A         1.84%**
   Ratio of net investment income to average net assets:
            Before expense reimbursement                        (0.21)%**       0.68%          1.02%        0.83%**
            After expense reimbursement                          N/A             N/A            N/A         1.03%**
   Portfolio turnover rate                                         37%            49%            25%          20%

*     Commencement of UBS Investment Funds Class
**    Annualized
N/A = Not Applicable


                See accompanying notes to financial statements.

Global (ex-U.S.) Equity Fund -- Notes To Financial Statements


1.       SIGNIFICANT ACCOUNTING POLICIES
The Brinson Funds (the "Trust") is an open-end, management investment company registered under the Investment Company Act of 1940, as amended, as a series company. The Trust currently offers shares of eleven series: Global Fund, Global Equity Fund, Global Bond Fund, U.S. Balanced Fund, U.S. Equity Fund, U.S. Large Capitalization Equity Fund, U.S. Large Capitalization Growth Fund, U.S. Small Capitalization Growth Fund, U.S. Bond Fund, High Yield Fund and Global (ex-U.S.) Equity Fund (formerly, Non-U.S. Equity Fund) (each a "Fund" and collectively, the "Funds"). Each Fund has three classes of shares outstanding, Brinson Class I, Brinson Class N and UBS Investment Funds Class (formerly, SwissKey Class). There are an unlimited number of shares of each class with par value of $0.001 authorized. Each share represents an identical interest in the investments of the Funds and has the same rights.

On December 19, 1998, the Fund acquired all the net assets of the UBS International Equity Fund pursuant to a plan of reorganization approved by shareholders on December 11, 1998. The acquisition was accomplished by a tax-free exchange of 1,827,955 shares of the Global (ex-U.S.) Equity Fund for the shares of UBS International Equity Fund outstanding on December 18, 1998. The net assets of the UBS International Equity Fund, including $38,003 of unrealized appreciation, were combined with those of the Fund. The aggregate net assets of the Global (ex-U.S.) Equity Fund and the UBS International Equity Fund immediately before the mergers were $463,315,718 and $21,515,034, respectively.

The following is a summary of significant accounting policies consistently followed by the Global (ex-U.S.) Equity Fund in the preparation of its financial statements.

A. Investment Valuation: Securities for which market quotations are readily available are valued at the last available sales price on the exchange or market on which they are principally traded, or lacking any sales, at the last available bid price on the exchange or market on which such securities are principally traded. Securities for which market quotations are not readily available, including restricted securities which are subject to limitations on their sale, are valued at fair value as determined in good faith by or under the direction of the Trust's Board of Trustees. Investments in affiliated investment companies are valued each day based on the closing net asset value of the fund. Debt securities are valued at the most recent bid price by using market quotations or independent services. Futures contracts are valued at the settlement price established each day on the exchange of which they are traded. Forward foreign currency contracts are valued daily using quoted forward exchange rates. Short-term obligations with a maturity of 60 days or less are valued at amortized cost, which approximates market value.

B. Foreign Currency Translation: Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the WM/Reuters closing spot rates as of 4:00 p.m. London time. Purchases and sales of portfolio securities, commitments under forward foreign currency contracts and income receipts are translated at the prevailing exchange rate on the date of each transaction. Realized and unrealized foreign exchange gains or losses on investments are included as a component of net realized and unrealized gain or loss on investments in the statement of operations.

C. Investment Transactions: Investment transactions are accounted for on a trade date basis. Gains and losses on securities sold are determined on an identified cost basis.

D. Investment Income: Interest income, which includes the amortization of premiums and discounts, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as the information becomes available.

E. Federal Income Taxes: It is the policy of the Fund to comply with all requirements of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders. The Fund has met the requirements of the Code applicable to regulated investment companies for the six months ended December 31, 1998, therefore, no federal income tax provision was required.

F. Distributions To Shareholders: It is the policy of the Fund to distribute its net investment income on a semi-annual basis and net capital gains, if any, annually. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing tax treatments for foreign currency transactions. Differences in dividends per share between the classes are due to distribution expenses.

Global (ex-U.S.) Equity Fund -- Notes To Financial Statements

G. Income and Expense Allocation: All income earned and expenses incurred by the Fund will be borne on a pro rata basis by each of the classes, except that the Brinson Class I will not incur any of the distribution expenses of the Brinson Class N nor the UBS Investment Funds Class.

H. Use of Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimates.

2. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
Brinson Partners, Inc. (the "Advisor"), a registered investment advisor, provides the Fund with investment management services. As compensation for these services, the Fund pays the Advisor a monthly fee based on the Fund's average daily net assets. The Advisor has agreed to waive its fees and reimburse the Fund to the extent total annualized expenses exceed a specified percentage of the Fund's average daily net assets. The expense cap is 1.00%, 1.25% and 1.84% of the average daily net assets of the Brinson Class I, Brinson Class N and UBS Investment Funds Class, respectively. Investment advisory fees for the six months ended December 31, 1998, were as follows:

                                       Advisory   Advisory
                                         Fee        Fees
                                      ---------  ----------
Global (ex-U.S.) Equity Fund            0.80%    $1,759,921

Certain officers of the Fund are also officers of the Advisor. All officers serve without direct compensation from the Fund. Trustees' fees paid to unaffiliated trustees for the six months ended December 31, 1998 were $2,944.

The Fund invests in shares of the Brinson Supplementary Trust U.S. Cash Management Prime Fund ("Supplementary Trust"). The Supplementary Trust is managed by the Advisor. The Supplementary Trust is offered as a cash management option to mutual funds and other accounts managed by the Advisor. The Supplementary Trust pays no management fees. Distributions from the Supplementary Trusts are reflected as interest income on the statement of operations. Amounts relating to those investments at December 31, 1998 and for the six months then ended are summarized as follows:

                                                                               % of
                                               Sales     Interest               Net
                                 Purchases    Proceeds    Income     Value     Assets
                                -----------  ----------- --------  ----------  ------
Global (ex-U.S.) Equity Fund    $24,086,054  $20,634,940  $27,845  $3,451,114   0.70%

3.       INVESTMENT TRANSACTIONS
Investment transactions for the six months ended December 31, 1998, excluding short-term investments, were as follows:

                                                                Proceeds
                                             Purchases         From Sales
                                            ------------      ------------
Global (ex U.S.) Equity Fund                $204,961,081      $158,506,370

4.       FORWARD FOREIGN CURRENCY CONTRACTS
The Fund engages in portfolio hedging with respect to changes in currency exchange rates by entering into forward foreign currency contracts to purchase or sell currencies. Forward foreign currency contracts are also used to achieve currency allocation strategies. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Risks associated with such contracts include movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. The unrealized gain, if any, represents the credit risk to the Fund on a forward foreign currency contract. Fluctuations in the value of forward foreign currency contracts are recorded daily as net unrealized gains or losses. The Fund realizes a gain or loss upon settlement of the contracts. The statement of operations reflects net realized and net unrealized gains and losses on these contracts. The counterparty to all forward foreign currency contracts at and for the six months ended December 31, 1998, was the Fund's custodian or an affiliate of the Fund's custodian.

5.       FUTURES CONTRACTS
The Fund may purchase or sell exchange-traded futures contracts, which are contracts that obligate the Fund to make or take delivery of a financial instrument or the cash value of a securities index at a specified future date at a specified price. The Fund enters into such

Global (ex-U.S.) Equity Fund -- Notes To Financial Statements


contracts to hedge a portion of its portfolio. Risks of entering into futures contracts include the possibility that there may be an illiquid market or that a change in the value of the contract may not correlate with changes in the value of the underlying securities. Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin). Subsequent payments (variation margin) are made or received by the Fund, generally on a daily basis. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. The statement of operations reflects net realized and net unrealized gains and losses on these contracts.

6.       SECURITY LENDING
The Fund loaned securities to certain brokers with the Fund's custodian acting as the Fund's lending agent. The Fund earned negotiated lenders' fees, which are included in interest income in the statement of operations. The Fund receives securities, which are not reflected in the statement of assets and liabilities, as collateral against the loaned securities. The Fund monitors the market value of securities loaned on a daily basis and initially requires collateral against the loaned securities in an amount at least equal to 105% of the value of non-U.S. securities loaned. The value of loaned securities and related collateral at December 31, 1998 was $15,400,404 and $15,505,536, respectively.

7.       DISTRIBUTION PLANS
The Trust has adopted distribution plans (the "Plans") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, for the Brinson Class N and the UBS Investment Funds Class. Each Plan governs payments made for the expenses incurred in the promotion and distribution of the Brinson Class N and the UBS Investment Funds Class. Annual fees under the Brinson Class N Plan shall not exceed 0.25% of the daily net assets of the Brinson Class N. Annual fees under the UBS Investment Funds Plan, which include a 0.25% service fee, shall not exceed 0.84% of the average daily net assets of the UBS Investment Funds Class.

8.       LINE OF CREDIT
The Trust has entered into an agreement with Chase Manhattan Bank to provide a 364 day $100 million committed line of credit to the Funds. Borrowings will be made for temporary purposes. Interest on amounts borrowed is based on the Federal Funds rate plus 0.50% per year. The Funds pay a commitment fee of 0.08% per year of the average daily unutilized amount of the line of credit. During the six months ended December 31, 1998, the Global (ex-U.S.) Equity Fund had borrowings of $1,300,000 and $3,600,000 outstanding for 1 day each under the agreement.

9. CAPITAL TRANSACTIONS
Capital stock transactions were as follows:

                                             Six Months Ended                      Year Ended
                                       December 31, 1998 (Unaudited)              June 30, 1998
                                     ---------------------------------   ---------------------------------
                                         Shares            Value             Shares            Value
                                     -------------   -----------------   -------------   -----------------
Sales:
   Brinson Class I*                    30,605,579       $347,475,664       26,268,807       $312,436,986
   Brinson Class N                            205              2,348              798              9,817
   UBS Investment Funds Class             261,400          2,970,326          387,174          4,592,378
                                      -----------       ------------      -----------       ------------
         Total Sales                   30,867,184       $350,448,338       26,656,779       $317,039,181
                                      ===========       ============      ===========       ============

Dividend Reinvestment:
   Brinson Class I                        488,199       $  5,565,465        2,849,536       $ 30,664,100
   Brinson Class N                             15                162               10                117
   UBS Investment Funds Class               4,502             50,879           49,433            525,637
                                      -----------       ------------      -----------       ------------
         Total Dividend Reinvestment      492,716       $  5,616,506        2,898,979       $ 31,189,854
                                      ===========       ============      ===========       ============

Redemptions:
         Brinson Class I               27,036,820       $307,200,527       26,391,131       $318,236,785
         Brinson Class N                       15                187               --                 --
         UBS Investment Funds Class       291,758          3,274,575          620,542          7,391,090
                                      -----------       ------------      -----------       ------------
                  Total Redemptions    27,328,593       $310,475,289       27,011,673       $325,627,875
                                      ===========       ============      ===========       ============

*Includes shares issued in connection with reorganization.

Special Meeting of Shareholders

         Voting Results of Special Meeting of Shareholders (Unaudited)

The proposal described below was submitted to a vote of shareholders of UBS Private Investor Funds, Inc. ("UBS Funds") at a special meeting of shareholders held on December 11, 1998 (the "Meeting"):

Proposal No. 1 -D Approval of a Plan of Reorganization pursuant to which UBS Fund's International Equity Fund (the "Fund") will be reorganized into Class I shares of the Global (ex-U.S.) Equity Fund.

At the Meeting, the shareholders of the Fund approved Proposal No. 1 as follows:


                                        For      Against   Abstain
                                      -------    -------   -------
UBS International Equity Fund         126,983        0         0

                                Distributed by:
                            Funds Distributor, Inc.
                                60 State Street
                                Boston, MA 02109


This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus which includes details regarding the Fund's objectives, policies, expenses and other information.

[BRINSON LOGO APPEARS HERE]
The Brinson Funds
Chicago - Bahrain - Basel - Frankfurt - Geneva - Hong Kong - London - Melbourne
- New York - Paris - Rio de Janiero - Singapore - Sydney - Tokyo - Zurich 209

South LaSalle Street - Chicago, Illinois 60604-1295 - Tel: (800) 448-2430

                            [UBS LOGO APPEARS HERE]














                          Global (ex-U.S.) Equity Fund
                               Semi-Annual Report
                               December 31, 1998

Trustees and Officers

[UBS LOGO APPEARS HERE]

Trustees


Walter E. Auch

Frank K. Reilly, CFA

Edward M. Roob

Officers

Frank K. Reilly, CFA               Debra L. Nichols
Chairman of the Board              Vice President

E. Thomas McFarlan                 Carolyn M. Burke, CPA
President                          Secretary and Treasurer

Thomas J. Digenan, CFA, CPA        David E. Floyd
Vice President                     Assistant Secretary

The Fund's Advisor - Brinson Partners, Inc.

[UBS LOGO APPEARS HERE]

The UBS Brinson Division is the institutional asset management division of UBS AG. UBS Brinson is the name used outside North America while Brinson Partners continues as the primary name within North America. The UBS Brinson Division manages over USD 390 billion of institutional assets, including over USD 265 billion of discretionary institutional assets on an active basis and mutual fund assets for UBS Private Banking which total over USD 125 billion. In addition, UBS Brinson acts as the investment advisor to UBS Private Banking. UBS Brinson manages investment portfolios for corporations, public funds, endowments, foundations, central banks and other investors located throughout the world. The UBS Brinson Division employs over 1,500 people in offices in Chicago, Bahrain, Basel, Frankfurt, Geneva, Hong Kong, London, Melbourne, New York, Paris, Rio de Janeiro, Singapore, Sydney, Tokyo and Zurich.

Investment performance for our clients is maximized within and across major asset classes through a comprehensive understanding of global investment markets and their interrelationships. Portfolio structure is tailored to specific client objectives and focused upon both risk and return considerations in the context of full investment cycles. Our investment decisions are based on fundamental research, internally developed valuation systems and seasoned judgment. Our independent team approach allows for rapid responses to market changes, while providing each client with the benefit of our best talent.

Table of Contents


[UBS LOGO APPEARS HERE]

Shareholder Letter                           4

Global Economic and Market Highlights        5

Global (ex-U.S.) Equity Fund                 6

Schedule of Investments                      9

Financial Statements                        14

Financial Highlights                        17

Notes to Financial Statements               20

Special Meeting of Shareholders             23

Shareholder Letter

[UBS LOGO APPEARS HERE]

February 20, 1999

Dear Shareholder:

We are very pleased to present the December 31, 1998 Semi-Annual Report for the Global (ex-U.S.) Equity Fund. The Non-U.S. Equity Fund was renamed the Global (ex-U.S.) Equity Fund effective December 10, 1998. This change affects only the name of the Fund; the management, benchmark and all other aspects of the Fund will remain the same. Within this Report, we will focus on the current international economic outlook as well as our current strategy and performance update for the Global (ex-U.S.) Equity Fund.

Since our last report to you, Union Bank of Switzerland and Swiss Bank Corporation merged to become UBS AG, one of the world's major financial institutions. In connection with this merger, the former SBC Brinson/Brinson Partners, Inc.'s activities of Swiss Bank Corporation were combined with the worldwide UBS asset management operations into the UBS Brinson division of UBS AG. During this process, the UBS Private Investor Funds merged into the Brinson fund family on December 18, 1998. This merger created the following three new UBS Investment Funds on December 31, 1998; the U.S. Large Capitalization Growth Fund, the U.S. Small Capitalization Growth Fund and the High Yield Fund.

The Global (ex-U.S.) Equity Fund is an actively managed fund that provides integrated asset management across and within security markets. The investment process is strategic in nature and is driven by deviations of market price from fundamental value. This philosophy offers the greatest potential for achieving enhanced, long-term returns while controlling risk.

Our investment decisions are based on fundamental research, internally developed valuation systems and seasoned judgment. Our independent team approach allows for rapid responses to market changes, while providing each client with the benefit of our talent. The Report that follows highlights the investment characteristics and the performance of the Global (ex-U.S.) Equity Fund.

We very much appreciate your continued trust and the confidence you have placed in the UBS Investment Funds.

Sincerely,

/s/ Hanspeter A. Walder    /s/ Raymond Simon

Hanspeter A. Walder        Raymond Simon
Executive Director         Executive Director
Private Banking            Private Banking

Global Economic and Market Highlights


[UBS LOGO APPEARS HERE]

Japan and most of Asia continue to be mired in severe downturns. The Japanese economy is particularly troubled, as the one bright spot in the economy, the export sector, has started to weaken in response to a dramatic strengthening of the yen. Bond yields have risen sharply as the government's deficit financing has pushed the gross debt to GDP ratio among the highest of the developed countries.

The single European currency enjoyed a successful launch on January 1, 1999. Monetary policy for the eleven participating nations is now being administered by the European Central Bank. Cash rates and bond yields have converged, except for small spreads due to credit and liquidity differences. Although the euro's success in the near term is not in doubt, some longer-term concerns remain. Economic convergence of the EMU economies is not complete, and the economic environment appears to be softening. This creates an element of political risk for the ECB and the new currency.

Inflation remains in check throughout the developed world and in many of the emerging markets. Weakness in Asia and overcapacity in basic industries have combined to push down commodity prices, particularly oil and related energy prices. Consumer price inflation is essentially zero in Japan, less than 1% in most of Europe, and under 2% in the U.S. The voices predicting global deflation seem to have largely disappeared however, after the Federal Reserve's series of rate cuts to provide liquidity during the market downturns in the fall.

Global (ex-U.S.) Equity Environment
                                            6 months 1 year   3 years  7/31/95*
Major Markets                                ended    ended    ended      to
Total Return in U.S. Dollar Hedged Terms    12/31/98 12/31/98 12/31/98 12/31/98
-------------------------------------------------------------------------------
MSCI World ex USA (Free) Index               -3.98%   13.84%   14.86%   16.47%
Japan                                        -6.00     0.29    -4.17     2.85
U.K.                                          0.87    13.92    17.32    17.64
Germany                                      -6.89    28.92    30.32    29.23
France                                        1.59    43.14    31.72    29.28
Canada                                       -4.00     8.22    17.07    17.24
Netherlands                                 -10.24    11.92    31.05    31.02
Australia                                    10.11    18.04    10.74    10.55
-------------------------------------------------------------------------------

                                            6 months  1 year  3 years 7/31/95*
Major Currencies                             ended    ended    ended      to
Percent Change Relative to U.S. Dollars     12/31/98 12/31/98 12/31/98 12/31/98
-------------------------------------------------------------------------------
Yen                                          23.04%   15.27%   -2.94%   -7.00%
Pound                                        -0.28     1.12     2.33     1.15
Deutschemark                                  8.37     7.95    -4.93    -5.34
Canadian Dollar                              -4.26    -6.83    -3.88    -3.24
-------------------------------------------------------------------------------

*Performance inception date of the the UBS Investment Fund-Global (ex-U.S.)
Equity
All total returns in excess of 1 year are average annualized total returns

Global (ex-U.S.) Equity Fund


[UBS LOGO APPEARS HERE]

The Global (ex-U.S.) Equity Fund is actively managed, providing a fully integrated approach to the developed equity markets across the world. We employ fundamental valuation models to determine the relative attractiveness of aggregate markets, as well as of individual stocks. Our portfolio construction process simultaneously sets country, currency, industry/factor and stock selection strategies. This interactive investment process has evolved within the context of an environment marked by growing globalization and increasingly integrated economies, industries and capital markets.

The UBS Investment Fund - Global (ex-U.S.) Equity has provided an annualized return of 11.39% since its inception on July 31, 1995, compared to the 8.61% return of the MSCI World ex USA (Free) Index. This was achieved with a volatility of 13.08%, below the 14.68% volatility of the benchmark. For the year ended December 31, 1998, the Fund gained 13.44%, compared to the index's return of 18.67%. With the exception of the Pacific Rim and several small markets, most developed equity markets enjoyed solid performance.

Monetary Union, privatization, restructuring, merger activity and increased capital flows have boosted European equity markets. Despite their excellent performance, European corporations are still early into their restructuring, with the potential for improving profitability ahead. Europe is our largest overweight. Most Pacific markets continued to suffer the consequences of last year's currency crisis. This situation has been aggravated in Japan by flawed macroeconomic policies, a largely insolvent financial sector and an unprofitable domestic corporate sector. We remain significantly underweight in Japan, Hong Kong and Singapore. In comparison, Australia and New Zealand have been unduly impacted by their geographic proximity to Asia and are attractively priced. We maintain an overweight in these markets.

Overall market allocation detracted from performance. Holding cash (through
July) in a period of unusually strong returns and overweighting New Zealand offset the positive effects of underweighting Japan and overweighting Belgium and Finland. Currency management was hurt by the yen underweight and the New Zealand dollar and Australian dollar overweights. Stock selection was positive due to successful strategies in Japan, helped by the significant underweight to banks, overweight to blue chips and stock specific returns, but hurt in the U.K. due to stock specific factors, the underweight to size and the overweight to basic industries.

Global (ex-U.S.) Equity Fund

[UBS LOGO APPEARS HERE]

Total Return

                                                6 months   1 year   3 years    7/31/95*
                                                 ended     ended     ended       to
                                                12/31/98  12/31/98  12/31/98  12/31/98
---------------------------------------------------------------------------------------
UBS Investment Fund - Global (ex-U.S.) Equity     0.76%     13.44%    10.02%    11.39%
---------------------------------------------------------------------------------------
MSCI World ex USA (Free) Index**                  2.72      18.67      9.06      8.61
---------------------------------------------------------------------------------------

*  Performance inception date of the UBS Investment Fund - Global (ex-U.S.)
Equity
** Formerly known as the MSCI Non-U.S. Equity (Free) Index. Performance is net of withholding taxes on dividends.
Total return includes reinvestment of all capital gain and income distributions. All total returns in excess of 1 year are average annualized returns


Illustration of an Assumed Investment of $10,000

This chart shows the growth in the value of an investment in the UBS Investment Fund - Global (ex-U.S.) Equity and the MSCI World ex USA (Free) Index if you had invested $10,000 on July 31, 1995, and had reinvested all your income dividends and capital gain distributions through December 31, 1998. No adjustment has been made for any income taxes payable by shareholders on income dividends and capital gain distributions. Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.


UBS Investment Fund - Global (ex-U.S.) Equity vs. MSCI World ex USA (Free) Index
Wealth Value with Dividends Reinvested

                              [CHART APPEARS HERE]

                UBS Investment              MSCI Index
                     Fund                ex USA (Free) Index
                --------------           -------------------
 7/31/95           $10,000                     $10,000
                   $10,146                      $9,632
 9/30/95           $10,302                      $9,817
                   $10,205                      $9,563
                   $10,448                      $9,835
12/31/95           $10,858                     $10,220
                   $11,065                     $10,291
                   $11,024                     $10,320
 3/31/96           $11,158                     $10,538
                   $11,563                     $10,848
                   $11,500                     $10,662
 6/30/96           $11,578                     $10,713
                   $11,256                     $10,398
                   $11,287                     $10,443
 9/30/96           $11,630                     $10,727
                   $11,578                     $10,654
                   $12,161                     $11,099
12/31/96           $12,140                     $10,947
                   $12,074                     $10,612
                   $12,262                     $10,770
 3/31/97           $12,328                     $10,775
                   $12,405                     $10,844
                   $13,220                     $11,561
 6/30/97           $13,815                     $12,174
                   $14,059                     $12,400
                   $13,063                     $11,468
 9/30/97           $13,782                     $12,111
                   $12,920                     $11,200
                   $12,687                     $11,068
12/31/97           $12,750                     $11,174
                   $13,166                     $11,653
                   $13,844                     $12,411
 3/31/98           $14,379                     $12,814
                   $14,486                     $12,912
                   $14,475                     $12,855
 6/30/98           $14,354                     $12,909
                   $14,497                     $12,994
                   $12,698                     $11,335
 9/30/98           $12,377                     $11,011
                   $13,318                     $12,160
                   $13,985                     $12,778
12/31/98           $14,463                     $13,259

Fund returns are net of all fees and costs, while the Index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing.

Global (ex-U.S.) Equity Fund

[UBS LOGO APPEARS HERE]

Industry Diversification

As a Percent of Net Assets
As of December 31, 1998 (Unaudited)
---------------------------------------------------
Global (ex-U.S.) EQUITIES
Aerospace & Military                        0.45%
Airlines                                    0.16
Appliances & Households                     3.18
Autos/Durables                              1.69
Banking                                    10.47
Beverages & Tobacco                         3.70
Broadcasting & Publishing                   1.98
Building Materials                          1.50
Business & Public Service                   4.06
Chemicals                                   4.59
Construction                                0.40
Data Processing                             0.60
Electric Components                         0.83
Electronics                                 5.50
Energy                                      8.13
Financial Services                          1.60
Food & House Products                       3.65
Forest Products                             1.16
Health & Personal Care                      9.34
Housing/Paper                               0.10
Industrial Components                       1.62
Insurance                                   8.81
Leisure & Tourism                           0.31
Machinery & Engineering                     0.23
Merchandising                               4.65
Metals-Steel                                0.87
Miscellaneous Materials                     0.14
Multi-Industry                              3.23
Non-Ferrous Metals                          0.98
Real Estate                                 0.43
Recreation                                  0.58
Retail/Apparel                              0.18
Telecommunications                          8.83
Textiles & Apparel                          0.19
Transportation                              0.28
Utilities                                   4.40
Wholesale & International Trade             0.06
                                         -------
     Total Global (ex-U.S.) Equities       98.88
                                         -------
CONVERTIBLE BONDS                           0.05
SHORT-TERM INVESTMENTS                      0.70
     TOTAL INVESTMENTS                     99.63
CASH AND OTHER ASSETS,
     LESS LIABILITIES                       0.37
                                         -------
NET ASSETS                                100.00%
                                         =======


Market and Currency Strategy

As of December 31, 1998 (Unaudited)

                             Fund
                      -------------------
                        Market  Currency
                       Strategy Strategy  Index
------------------------------------------------
Australia                5.38%    8.86%    2.47%
Belgium                  3.15     0.00     0.00
Canada                   1.98     3.70     3.70
Denmark                  0.59     0.86     0.86
Euro                     0.00    38.67    38.67
Finland                  2.99     0.00     0.00
France                  10.41     0.00     0.00
Germany                 11.69     0.00     0.00
Hong Kong                0.00     0.00     1.99
Italy                    4.41     0.00     0.00
Japan                   12.90    14.25    20.25
Netherlands              7.49     0.00     0.00
New Zealand              1.77     1.77     0.17
Norway                   0.37     0.37     0.37
Singapore                0.74     0.72     0.72
Spain                    1.92     0.00     0.00
Sweden                   4.12     6.54     2.54
Switzerland              7.47     7.76     7.76
U.K.                    22.62    16.50    20.50
------------------------------------------------
                       100.00%  100.00%  100.00%


Top Ten Global (ex-U.S.) Equity Holdings

As of December 31, 1998 (Unaudited)

                           Percent of
                           Net Assets
-------------------------------------
1.  Novartis AG (Reg.)        2.31%
2.  Nestle S.A. (Reg.)        1.86
3.  Allianz AG                1.85
4.  Royal Dutch Petroleum Co. 1.80
5.  Bayer AG                  1.73
6.  Nokia Oyj -D A Shares     1.66
7.  Lloyds TSB Group PLC      1.58
8.  Glaxo Wellcome PLC        1.51
9.  Veba AG                   1.50
10. Siemens AG                1.46
-------------------------------------

Global (ex-U.S.) Equity Fund - Schedule of Investments

December 31, 1998 (Unaudited)
-----------------------------------------------------------------------------
                                            Shares               Value
                                         -----------       ----------------
Global (ex-U.S.) Equities - 98.88%
Australia - 4.98%
Amcor Ltd.                                   85,740          $     366,730
Australia & New Zealand Banking Group        33,000                216,186
Brambles Industries Ltd.                     68,040              1,658,993
Broken Hill Proprietary Co., Ltd.           269,620              1,987,758
Burns Philp & Co. Ltd.                      254,362                 20,283
CSR Ltd.                                    358,990                878,614
David Jones Ltd.                            503,200                555,592
Goodman Fielder Ltd.                        120,000                121,453
Lend Lease Corp. Ltd.                        89,996              1,214,476
M.I.M. Holdings Ltd.                        488,000                215,524
National Australia Bank Ltd.                204,648              3,088,060
News Corp., Ltd.                            301,747              1,995,285
News Corp., Ltd., Preferred                 129,469                788,603
Orica Ltd.                                   85,820                446,930
Pacific Dunlop Ltd.                         365,450                591,800
Pasminco Ltd.                               297,000                225,903
Qantas Airways Ltd.                         391,138                798,946
QBE Insurance Group Ltd.                    205,223                849,714
Rio Tinto Ltd.                               66,560                790,223
Santos Ltd.                                 237,140                637,121
Telstra Corp., Ltd. (b)                     705,210              3,300,549
Westpac Banking Corp., Ltd.                 391,841              2,624,676
WMC Ltd.                                    256,270                773,403
Woolworth's Ltd.                            117,460                400,309
                                                             -------------
                                                                24,547,131
                                                             -------------
Belgium - 2.74%
Electrabel S.A.                              11,895              5,228,374
Fortis AG                                       583                     34
Fortis AG Strip (b)                          17,173              6,223,587
KBC Bancassurance Holding                    26,100              2,066,496
KBC Bancassurance Holding-Strip (b)             610                     35
                                                             -------------
                                                                13,518,526
                                                             -------------
Canada - 2.04%
Agrium, Inc.                                 37,580                330,293
Alcan Aluminum Ltd.                          23,940                646,816
Bank of Montreal                             16,010                643,110
Canadian National Railway Co.                17,390                902,899
Canadian Pacific Ltd.                        48,014                897,137
Extendicare Inc., Class A (b)                35,840                203,000
Hudson's Bay Co.                             36,620                461,326
Imasco, Ltd.                                 24,800                527,969
Imperial Oil Ltd.                            47,060                752,163
Magna International Inc., Class A             6,360                395,016
Newbridge Networks Corp. (b)                 16,510                500,889
NOVA Chemicals Corp.                         26,521                345,325
Potash Corporation of Saskatchewan, Inc.      6,360                407,852
Royal Bank of Canada                         18,720                932,953
Seagram Co., Ltd.                             8,800                333,724
Shaw Communications, Inc., Class B           33,880                818,326
TransCanada Pipelines Ltd.                   46,376                677,826
Westcoast Energy, Inc.                       14,320                284,349
                                                             -------------
                                                                10,060,973
                                                             -------------

                                            Shares               Value
                                         -----------       ----------------
Denmark - 0.54%
Den Danske Bank Group                         1,240          $     166,580
Tele Danmark A/S                             18,500              2,496,897
                                                             -------------
                                                                 2,663,477
                                                             -------------
Finland - 2.51%
Merita Ltd., Class A                       301,600               1,917,984
Nokia Oyj-A Shares                          66,730               8,170,913
UPM-Kymmene Corp.                           81,000               2,271,596
                                                             -------------
                                                                12,360,493
                                                             -------------
France - 10.36%
Air Liquide                                  16,122              2,958,192
Alcatel Alsthom                              28,127              3,443,999
Axa                                          22,624              3,280,484
Axa Certificate de Valeur Garante (b)         8,422                  3,995
Banque Nationale de Paris                    33,146              2,730,620
Cie de Saint Gobain                          14,263              2,014,519
Dexia France                                 11,810              1,820,273
Elf Aquitaine S.A.                           17,934              2,073,926
France Telecom S.A.                          33,090              2,630,045
Groupe Danone                                 7,970              2,282,768
Lafarge S.A.                                  1,687                160,359
Lagardere S.C.A.                             70,530              2,998,617
Michelin, Class B                            28,023              1,121,181
Moulinex                                     16,745                257,791
Paribas                                      14,973              1,301,849
Pinault-Printemps-Redoute S.A.                7,650              1,462,568
Rhone-Poulenc, Class A                       43,420              2,235,436
SEFIMEG                                       2,126                150,329
SEITA                                        59,480              3,726,684
Societe Generale                             11,573              1,874,900
Suez Lyonnaise des Eaux S.A.                 16,042              3,296,734
Thomson CSF                                  52,120              2,239,232
Total S.A., Class B                          25,833              2,617,428
Vivendi                                      16,794              4,359,189
                                                             -------------
                                                                51,041,118
                                                             -------------
Germany - 12.40%
Allianz AG                                   24,472              9,109,414
Bayer AG                                    202,556              8,506,720
DaimlerChrysler AG (b)                       66,618              6,619,404
Deutsche Bank AG                             47,097              2,778,994
Deutsche Telekom AG                         115,010              3,780,498
Dresdner Bank AG                             62,180              2,605,766
Hoechst AG                                   66,610              2,755,421
Mannesmann AG (b)                            42,850              4,958,776
SAP AG                                        5,230              2,260,807
Siemens AG                                  109,590              7,204,674
Veba AG                                     124,588              7,382,826
Volkswagen AG                                38,206              3,092,080
                                                             -------------
                                                                61,055,380
                                                             -------------
Hong Kong - 0.08%
Hongkong Land Holdings, Ltd.                153,000                180,540
Wharf (Holdings) Ltd.                       136,000                198,366
                                                             -------------
                                                                   378,906
                                                             -------------
Indonesia - 0.02%
Indah Kiat Pulp & Paper Corp.               296,000                 80,981
                                                             -------------

Global (ex-U.S.) Equity Fund - Schedule of Investments

December 31, 1998 (Unaudited)
-----------------------------------------------------------------------------
                                            Shares               Value
                                         -----------       ----------------
Italy - 4.05%
Assicurazioni Generali                      104,446          $   4,370,544
Danieli & Co. Savings (Risp)                 59,100                235,835
ENI Spa                                     768,000              5,030,134
ENI Spa ADR (c)                              11,080                750,670
La Rinascente Spa                           264,140              2,722,388
Montedison Spa                            1,614,280              2,148,859
San Paolo-imi, Spa                          113,610              2,011,843
Telecom Italia Mobile Spa                   360,000              2,663,526
                                                             -------------
                                                                19,933,799
Japan - 13.56%
Acorn Co., Ltd.                               9,000                579,255
Amada Co., Ltd.                             131,000                635,257
Bridgestone Corp.                            29,000                659,441
Canon, Inc.                                  91,000              1,948,271
Citizen Watch Co., Ltd.                     115,000                693,262
Dai Nippon Printing Co., Ltd.               119,000              1,901,046
Daiichi Pharmaceutical Co., Ltd.            108,000              1,827,766
Daikin Industries Ltd.                      130,000              1,290,780
Daiwa House Industry Co., Ltd.               61,000                650,559
Fanuc                                        51,700              1,773,750
Fuji Photo Film                              23,000                856,383
Fujitsu                                      75,000              1,000,665
Hitachi Ltd.                                 53,000                328,901
Honda Motor Co.                              56,000              1,841,844
Hoya Corp.                                   30,000              1,462,766
Ishikawajima-Harima Heavy Industries
 Co., Ltd.                                    9,000                 15,957
Ito Yokado Co., Ltd.                         50,000              3,501,773
Japan Wool Textile Co., Ltd.                 27,000                146,729
Kajima Corp.                                 22,000                 57,535
Kaneka Corp.                                133,000                998,679
Kansai Paint Co., Ltd.                       42,000                122,128
Kao Corp.                                    39,000                881,649
Kirin Brewery Co., Ltd.                     142,000              1,812,766
Koito Manufacturing Co., Ltd.                54,000                229,309
Kokuyo                                       40,000                539,362
Kuraray Co., Ltd.                           158,000              1,746,684
Marui Co., Ltd.                              69,000              1,330,452
Matsushita Electric Industrial Co.          168,000              2,977,234
Mitsubishi Estate Co., Ltd.                  42,000                377,181
Mitsubishi Heavy Industries, Ltd.            43,000                167,731
NGK Insulators                              219,000              2,828,750
Nikko Securities Co., Ltd.                   56,000                156,383
Nintendo Co., Ltd.                           13,500              1,310,505
Nippon Denso Co., Ltd.                      110,000              2,038,121
Nippon Meat Packers, Inc.                    84,000              1,355,319
Nippon Yusen Kabushiki Kaisha                88,000                278,511
Nisshinbo Industries, Inc.                   42,000                146,702
Omron Corp.                                  35,000                480,319
Sakura Bank, Ltd.                            96,000                220,426
Sankyo Co., Ltd.                             92,000              2,014,539
Secom Co., Ltd.                              31,000              2,572,340
Sega Enterprises Ltd.                        16,000                355,319
Sekisui House Ltd.                          120,000              1,271,277
Sharp Corp.                                  11,000                 99,371
Shin-Etsu Chemical Co., Ltd.                 20,000                482,270
Sony Corp.                                   31,500              2,298,271

                                            Shares               Value
                                         -----------       ----------------
Sumitomo Chemical Co.                       150,000           $    585,106
Sumitomo Electric Industries                108,000              1,216,915
Sumitomo Marine & Fire Insurance Co., Ltd.   35,000                222,163
Taiheiyo Cement Corp.                        78,600                197,197
Takeda Chemical Industries                   76,000              2,930,851
TDK Corp.                                    20,000              1,831,560
Tokio Marine & Fire Insurance Co.           119,000              1,424,202
Tokyo Gas Co.                               197,000                518,697
Tokyo Steel Mfg.                             28,000                140,496
Toray Industries, Inc.                      366,000              1,914,362
Toshiba Corp.                               300,000              1,789,894
Toyo Seikan Kaisha, Ltd.                     17,000                289,060
Toyo Suisan Kaisha                            3,000                 25,957
Toyota Motor Corp.                           87,000              2,367,819
UNY Co., Ltd.                                 4,000                 73,227
West Japan Railway Co.                           70                310,284
Yamaha Motor Co., Ltd.                       34,000                219,734
Yamato Transport Co., Ltd.                   33,000                462,234
                                                             -------------
                                                                66,783,296
                                                             -------------
Korea - 0.09%
Hyundai Motor Co., Ltd.                       7,246                128,952
Korea Electric Power Corp.                    1,000                 24,782
Shinhan Bank (b)                             25,300                193,563
SK Telecom Co., Ltd.                            130                 98,221
                                                             -------------
                                                                   445,518
                                                             -------------
Malaysia - 0.02%
Malayan Banking Bhd                          27,000                 38,287
Nestle (Malaysia) Bhd                        15,000                 41,989
                                                             -------------
                                                                    80,276
                                                             -------------
Netherlands - 7.15%
ABN AMRO Holdings NV                         90,088              1,896,135
Akzo Nobel NV                                12,825                584,290
Elsevier NV                                 189,870              2,660,831
Heineken NV                                  65,902              3,968,096
ING Groep NV                                112,427              6,859,323
KPN NV                                      135,445              6,784,158
Philips Electronics NV                        1,349                 90,571
Royal Dutch Petroleum Co.                   181,380              9,036,623
Unilever NV                                  38,740              3,313,140
                                                             -------------
                                                                35,193,167
                                                             -------------
New Zealand - 1.95%
Auckland International Airport Ltd. (b)     248,210                347,493
Brierley Investments Ltd.                 1,811,340                411,481
Carter Holt Harvey Ltd.                   1,158,540              1,040,498
Fletcher Challenge Building                 285,560                442,025
Fletcher Challenge Energy                   306,600                583,118
Fletcher Challenge Paper                    642,540                431,107
Lion Nathan Ltd.                            348,570                889,444
Telecom Corp. of New Zealand Ltd.         1,111,890              4,846,155
Telecom Corp. of New Zealand Ltd. ADR (c)    16,500                588,844
                                                             -------------
                                                                 9,580,165
                                                             -------------
Norway - 0.40%
Norsk Hydro ASA                              26,510                894,221
Norske Skogindustrier ASA                    36,350              1,059,155
                                                             -------------
                                                                 1,953,376
                                                             -------------

Global (ex-U.S.) Equity Fund - Schedule of Investments

December 31, 1998 (Unaudited)
-----------------------------------------------------------------------------
                                            Shares               Value
                                         -----------       ----------------
Singapore - 0.85%
Development Bank of Singapore Ltd.           20,000          $     180,606
Singapore Press Holdings Ltd.               216,975              2,353,850
United Overseas Bank Ltd. (Frgn.)           259,000              1,663,879
                                                             -------------
                                                                 4,198,335
                                                             -------------
Spain - 1.79%
Banco Popular Espanol S.A.                   32,239              2,434,496
Endesa S.A.                                 178,238              4,729,680
Telefonica S.A.                              37,432              1,666,925
Telefonica S.A. Rights
 (expiring 1/30/99) (b)                         748                    665
                                                             -------------
                                                                 8,831,766
                                                             -------------
Sweden - 3.94%
Astra AB, A Shares                          144,058              2,941,301
Electrolux AB, B Shares                     194,460              3,346,637
ForeningsSparbanken AB                        4,971                128,786
Investor AB                                  44,870              2,026,009
Nordbanken Holding AB                       231,960              1,488,060
Skandia Forsakrings AB                      225,180              3,444,733
Stora Kopparbergs Berglags Aktiebolag        20,639                226,612
Svenska Handelsbanken, A Shares              19,560                825,276
Swedish Match AB                            605,370              2,203,165
Telefonaktiebolaget LM Ericsson, B Shares   116,780              2,780,545
                                                             -------------
                                                                19,411,124
                                                             -------------
Switzerland - 7.24%
CS Holdings AG (Reg.)                         1,603                250,925
Julius Baer Holding AG                          423              1,405,894
Nestle S.A. (Reg.)                            4,203              9,149,596
Novartis AG (Reg.)                            5,797             11,395,632
Roche Holding AG (Gen.)                         512              6,247,630
Swiss Reinsurance Co. (Reg.)                  1,306              3,405,013
SwissCom AG (Reg.) (b)                        9,023              3,777,375
                                                             -------------
                                                                35,632,065
                                                             -------------
Thailand - 0.07%
Bangkok Bank Public Co., Ltd. (b)            60,000                123,848
Italian-Thai Development Public Co.,
 Ltd. (b)                                    15,000                 30,136
Shinawatra Computer Public Co., Ltd. (b)     22,000                 75,685
Thai Farmers Bank Public Co., Ltd.
 (Frgn) (b)                                  71,000                125,058
                                                             -------------
                                                                   354,727
                                                             -------------
United Kingdom - 22.10%
Allied Zurich AG (b)                        232,252              3,464,285
Barclays PLC                                157,230              3,390,348
BG PLC                                       83,250                525,308
Billiton PLC                                116,500                231,147
BOC Group PLC                               161,450              2,308,808
Booker PLC                                  295,950                307,753
Boots Company PLC                           174,340              2,968,853
BPB PLC                                       5,000                 18,905
British American Tobacco PLC                299,252              2,631,394
British Petroleum Co. PLC                   380,383              5,680,145
British Steel PLC                         1,457,140              2,157,720
BTR PLC                                     200,000                412,625
Cable & Wireless PLC                        115,200              1,416,449
Charter PLC                                 278,988              1,531,804
Coats Viyella PLC                         1,445,489                649,355
Diageo PLC                                  231,935              2,639,528

                                            Shares               Value
                                         -----------       ----------------
Fairview Holdings PLC (b)                   154,702          $     229,081
FKI PLC                                   1,093,225              2,437,352
Garban PLC (b)                               12,658                 48,229
General Electric Co. PLC                    466,240              4,208,362
Glaxo Wellcome PLC                          216,260              7,440,988
Greenalls Group PLC                         201,750              1,075,834
Hanson PLC                                  375,482              2,981,528
Hillsdown Holdings PLC                      309,395                386,081
House of Fraser PLC                         484,090                426,880
IMI PLC                                      49,800                195,544
Lloyds TSB Group PLC                        545,545              7,760,694
Marks & Spencer PLC                         718,550              4,928,577
Marley PLC                                  202,230                410,496
Mirror Group PLC                            600,240              1,500,525
National Westminster Bank PLC               138,050              2,662,096
Nycomed Amersham PLC                        266,090              1,832,875
Peninsular & Oriental Steam Navigation Co.  166,986              1,974,004
Pennon Group PLC                             11,860                229,690
Prudential Corp. PLC                        406,820              6,142,608
Rank Group PLC                               31,000                119,403
Reed International PLC                      251,190              1,964,283
Rio Tinto PLC                               186,890              2,173,537
RJB Mining PLC                              408,840                530,581
Royal & Sun Alliance Insurance Group PLC    180,174              1,471,148
Safeway PLC                                  63,898                321,069
Sainsbury (J.) PLC                          115,950                929,386
Scottish & Newcastle PLC                     37,081                430,636
Scottish Hydro-Electric PLC                 364,720              4,108,205
Smith & Nephew PLC                           97,532                303,454
SmithKline Beecham PLC                      317,750              4,440,877
Smurfit (Jefferson) Group PLC               293,929                528,166
Tarmac PLC                                  135,601                253,816
Tate & Lyle PLC                             118,720                653,816
Terranova Foods PLC (b)                     154,702                283,134
Tesco PLC                                 1,131,830              3,224,895
Thames Water PLC                            153,589              2,938,744
Thames Water PLC, Class B (b)               134,310                168,717
United News & Media PLC                     163,580              1,434,315
United Utilities PLC                         21,046                291,688
Vodafone Group PLC                           98,547              1,600,284
Williams PLC                                189,277              1,074,668
Yorkshire Water PLC                         260,000              2,379,249
                                                             -------------
                                                               108,829,942
                                                             -------------
Total Global (ex-U.S.) Equities
         (Cost $408,772,123)                                   486,934,541
                                                             -------------
                                            Face
                                           Amount
                                       -------------
Convertible Bonds - 0.05%
Australia - 0.03%
Burns, Philp Treasury, 7.50%,
     due 8/14/03       AUD                1,228,664                150,733
                                                             -------------
Japan - 0.02%
Sanwa Finance Trust, 1.25%,
     due 8/01/05       JPY               15,000,000                113,365
                                                             -------------
Total Convertible Bonds
         (Cost $264,410)                                           264,098
                                                             -------------

Global (ex-U.S.) Equity Fund - Schedule of Investments

December 31, 1998 (Unaudited)
-----------------------------------------------------------------------------
                                            Shares               Value
                                         -----------       ----------------
Short-Term Investments - 0.70%
Investment Companies - 0.70%
Brinson Supplementary Trust U.S.
Cash Management Prime Fund
     (Cost $3,451,114)                    3,451,114          $   3,451,114
                                                             -------------
Total Investments
     (Cost $412,487,647) - 99.63% (a)                          490,649,753
                                                             -------------
Cash and other assets,
     less liabilities - 0.37%                                    1,805,777
                                                             -------------
Net Assets - 100%                                            $ 492,455,530
                                                             =============


               See accompanying notes to schedule of investments.

Global (ex-U.S.) Equity Fund - Schedule of Investments

December 31, 1998 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS
(a) Aggregate cost for federal income tax purposes was $412,487,647; and net unrealized appreciation consisted of:

     Gross unrealized appreciation               $102,678,967
     Gross unrealized depreciation                (24,516,861)
                                                -------------
     Net unrealized appreciation                 $ 78,162,106
                                                =============

(b) Non-income producing security
(c) Denominated in U.S. dollars

FORWARD FOREIGN CURRENCY CONTRACTS
The Global (ex-U.S.) Equity Fund had the following open forward foreign currency contracts as of December 31, 1998:

                          Settlement            Local            Current          Unrealized
                             Date             Currency            Value           Gain/(Loss)
                          ----------          --------           -------          -----------
Forward Foreign Currency
Buy Contracts
Australian Dollar          2/19/99            32,300,000       $19,821,180       $   (677,170)
Belgian Franc              2/19/99           333,000,000         9,716,971            163,459
British Pound              2/19/99             6,600,000        10,963,637             11,096
Canadian Dollar            2/19/99            10,600,000         6,901,985            (71,699)
Finnish Markka             2/19/99            14,600,000         2,890,477             30,311
German Mark                2/19/99            33,700,000        20,282,511          1,146,743
Hong Kong Dollar           2/19/99            16,000,000         2,064,513             52,694
Italian Lira               2/19/99        13,390,000,006         8,140,230            316,699
Japanese Yen               2/19/99         1,695,000,000        15,126,051          2,319,252
Portuguese Escudos         2/19/99           520,000,000         3,053,162            165,717
Singapore Dollars          2/19/99             6,300,000         3,834,846            280,344
Spanish Peseta             2/19/99         2,240,000,000        15,847,221            903,926
Swedish Krona              2/19/99           126,700,000        15,664,602           (776,812)
Swiss Franc                2/19/99            17,900,000        13,098,967            155,531

Forward Foreign Currency
Sale Contracts
Australian Dollar          2/19/99             6,000,000         3,681,953            (86,153)
Belgian Franc              2/19/99           455,000,000        13,276,942           (776,942)
British Pound              2/19/99            22,600,000        37,542,152           (991,172)
Finnish Markka             2/19/99            41,800,000         8,275,474           (462,390)
French Franc               2/19/99            20,000,000         3,589,028            (72,853)
German Mark                2/19/99            45,300,000        27,264,028            181,657
Hong Kong Dollar           2/19/99            16,000,000         2,064,513            (61,007)
Italian Lira               2/19/99         9,140,000,000         5,556,512           (125,347)
Japanese Yen               2/19/99         1,000,000,000         8,923,924           (308,062)
Netherlands Guilder        2/19/99            15,600,000         8,332,799           (151,270)
Singapore Dollar           2/19/99             6,300,000         3,834,846           (264,429)
Spanish Peseta             2/19/99         1,279,000,000         9,048,480           (145,772)
Swedish Krona              2/19/99            24,000,000         2,967,249             24,076
Swiss Franc                2/19/99            13,900,000        10,171,823            (59,345)
                                                                                  -----------
         Total                                                                    $   721,082
                                                                                  ===========


                See accompanying notes to financial statements.

Global (ex-U.S.) Equity Fund - Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1998 (UNAUDITED)

ASSETS:
 Investments, at value:
  Unaffiliated issuers (Cost $409,036,533)           $487,198,639
  Affiliated issuers (Cost $3,451,114)                  3,451,114
  Foreign currency, at value (Cost $2,680,240)          2,653,947
 Receivables:
  Investment securities sold                              902,478
  Dividends                                               890,378
  Interest                                                 55,532
  Fund shares sold                                          6,285
 Net unrealized appreciation on forward foreign
  currency contracts                                      721,082
                                                    -------------
     TOTAL ASSETS                                     495,879,455
                                                    -------------
LIABILITIES:
 Payables:
  Investment securities purchased                       2,985,374
  Due to custodian bank                                    88,790
  Investment advisory fees                                311,394
  Accrued expenses                                         38,367
                                                    -------------
     TOTAL LIABILITIES                                  3,423,925
                                                    -------------
NET ASSETS                                           $492,455,530
                                                    =============

NET ASSETS CONSIST OF:
 Paid in capital                                     $431,264,036
 Accumulated undistributed net investment income        1,427,023
 Accumulated net realized loss                        (19,100,417)
 Net unrealized appreciation                           78,864,888
                                                    -------------
     NET ASSETS                                      $492,455,530
                                                    =============

OFFERING PRICE PER SHARE:
 Brinson Class I:
  Net asset value, offering price and
   redemption price per share (Based on net
    assets of $487,467,742 and 40,220,544
     shares issued and outstanding)                 $       12.12
                                                    =============

 Brinson Class N:
  Net asset value, offering price and
   redemption price per share (Based on net
    assets of $13,188 and 1,092 shares
     issued and outstanding)                        $       12.08
                                                    =============

 UBS Investment Funds Class:
  Net asset value, offering price and
   redemption price per share (Based on net
    assets of $4,974,600 and 414,597 shares
     issued and outstanding)                        $       12.00
                                                    =============

                See accompanying notes to financial statements.

Global (ex-U.S.) Equity Fund - Financial Statements

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 1998 (UNAUDITED)

INVESTMENT INCOME:
 Dividends (net of $278,261 for foreign taxes withheld)        $  3,094,946
 Interest (including securities lending income of $60,855)          466,546
                                                               ------------
     TOTAL INCOME                                                 3,561,492
                                                               ------------
EXPENSES:
 Advisory                                                         1,759,921
 Administrative                                                     163,950
 Custodian                                                          137,494
 Distribution                                                        20,399
 Other                                                              120,708
                                                               ------------
     TOTAL EXPENSES                                               2,202,472
                                                               ------------
     NET INVESTMENT INCOME                                        1,359,020
                                                               ------------

NET REALIZED AND UNREALIZED GAIN (LOSS):
 Net realized gain (loss) on:
  Investments                                                   (11,921,708)
  Foreign currency transactions                                  (2,561,948)
                                                               ------------
   Net realized loss                                            (14,483,656)
                                                               ------------

Change in net unrealized appreciation or depreciation on:
 Investments and foreign currency                                18,056,900
 Forward contracts                                                3,190,576
 Translation of other assets and liabilities denominated
  in foreign currency                                                14,586
                                                               ------------
   Change in net unrealized appreciation or depreciation         21,262,062
                                                               ------------
Net realized and unrealized gain                                  6,778,406
                                                               ------------
Net increase in net assets resulting from operations           $  8,137,426
                                                               ============

                See accompanying notes to financial statements.

Global (ex-U.S.) Equity Fund - Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

                                                       Six Months Ended         Year
                                                       December 31, 1998        Ended
                                                          (Unaudited)       June 30, 1998
                                                       -----------------    -------------
OPERATIONS:
 Net investment income                                    $  1,359,020       $  6,539,098
 Net realized gain (loss)                                  (14,483,656)        12,223,856
 Change in net unrealized appreciation or depreciation      21,262,062          6,875,111
                                                          ------------       ------------
 Net increase in net assets resulting from operations        8,137,426         25,638,065
                                                          ------------       ------------

DISTRIBUTIONS TO SHAREHOLDERS:
 Distributions from net investment income:
         Brinson Class I                                    (1,364,369)        (6,380,973)
         Brinson Class N                                           (36)               (58)
         UBS Investment Funds Class                             (4,900)           (51,271)
Distributions from net realized gain:
         Brinson Class I                                    (4,498,729)       (25,288,399)
         Brinson Class N                                          (126)               (59)
         UBS Investment Funds Class                            (52,439)          (521,640)
                                                          ------------       ------------
Total distributions to shareholders                         (5,920,599)       (32,242,400)
                                                          ------------       ------------

CAPITAL SHARE TRANSACTIONS:
 Shares sold                                               328,933,304        317,039,181
 Shares issued in connection with reorganization            21,515,034                  -
 Shares issued on reinvestment of distributions              5,616,506         31,189,854
 Shares redeemed                                          (310,475,289)      (325,627,875)
                                                          ------------       ------------
 Net increase in net assets resulting from capital
  share transactions                                        45,589,555         22,601,160
                                                          ------------       ------------
           TOTAL INCREASE IN NET ASSETS                     47,806,382         15,996,825
                                                          ------------       ------------

NET ASSETs:
 Beginning of period                                       444,649,148        428,652,323
                                                          ------------       ------------
 End of period (including accumulated undistributed
  net investment income of $1,427,023 and $1,437,308,
     respectively)                                        $492,455,530       $444,649,148
                                                          ============       ============

                See accompanying notes to financial statements.

Global (ex-U.S.) Equity Fund - Financial Highlights

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                                                  Six Months Ended                 Year Ended June 30,         August 31, 1993*
                                                  December 31, 1998  -----------------------------------------    Through
Brinson Class I                                       (Unaudited)       1998       1997       1996       1995   June 30, 1994
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                  $  12.15       $  12.59   $  11.17   $   9.68    $   9.69    $ 10.00
                                                      --------       --------   --------   --------    --------    -------
   Income from investment operations:
       Net investment income                              0.04           0.18       0.18       0.18        0.15       0.10
       Net realized and unrealized gain (loss)            0.09           0.30       1.97       2.05       (0.16)     (0.34)
                                                      --------       --------   --------   --------    --------    -------
           Total income (loss) from investment
             operations                                   0.13           0.48       2.15       2.23       (0.01)     (0.24)
                                                      --------       --------   --------   --------    --------    -------
Less distributions:
       Distributions from investment income              (0.04)         (0.18)     (0.17)     (0.18)          -      (0.07)
       Distributions from net realized gain              (0.12)         (0.74)     (0.56)     (0.56)          -          -
                                                      --------       --------   --------   --------    --------    -------
           Total distributions                           (0.16)         (0.92)     (0.73)     (0.74)          -      (0.07)
                                                      --------       --------   --------   --------    --------    -------
Net asset value, end of period                         $ 12.12       $  12.15   $  12.59   $  11.17    $   9.68    $  9.69
                                                      ========       ========   ========   ========    ========    =======
Total return (non-annualized)                             1.14%          4.78%     20.27%     23.64%      (0.10)%    (2.45)%
Ratios/Supplemental data:
   Net assets, end of period (in 000s)                $487,468       $439,329   $420,855   $212,366    $148,319    $71,544
   Ratio of expenses to average net assets:
       Before expense reimbursement                       0.99%**        1.00%      1.00%      1.20%       1.23%      1.60%**
       After expense reimbursement                         N/A            N/A        N/A       1.00%       1.00%      1.00%**
   Ratio of net investment income to average net assets:
       Before expense reimbursement                       0.63%**        1.52%      1.83%      1.67%       1.93%      1.28%**
       After expense reimbursement                         N/A            N/A        N/A       1.87%       2.16%      1.88%**
   Portfolio turnover rate                                  37%            49%        25%        20%         14%        12%

*     Commencement of investment operations
**    Annualized
N/A = Not Applicable

                See accompanying notes to financial statements.

Global (ex-U.S.) Equity Fund - Financial Highlights

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                                                   Six Months Ended
                                                   December 31, 1998       Year Ended
Brinson Class N                                        (Unaudited)       June 30, 1998*
----------------------------------------------------------------------------------------
Net asset value, beginning of period                     $ 12.14            $ 12.59
  Income from investment operations:
     Net investment income                                  0.02               0.16
     Net realized and unrealized gain                       0.08               0.29
                                                         -------            -------
         Total income from investment operations            0.10               0.45
                                                         -------            -------

  Less distributions:
     Distributions from net investment income              (0.04)             (0.16)
     Distributions from net realized gain                  (0.12)             (0.74)
                                                         -------            -------
         Total distributions                               (0.16)             (0.90)
                                                         -------            -------

Net asset value, end of period                           $ 12.08            $ 12.14
                                                         =======            =======
Total return                                                0.88%              4.51%
Ratios/Supplemental data:
  Net assets, end of period (in 000s)                    $    13            $    11
  Ratio of expenses to average net assets:
     Before expense reimbursement                           0.38%**            1.25%
     After expense reimbursement                             N/A                N/A
  Ratio of net investment income to average net assets:
     Before expense reimbursement                           1.24%**            1.27%
     After expense reimbursement                             N/A                N/A
  Portfolio turnover rate                                     37%                49%

*     Commencement of Brinson Class N was June 30, 1997.
**    Annualized
N/A = Not Applicable


                See accompanying notes to financial statements.

Global (ex-U.S.) Equity Fund - Financial Highlights

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                                                  Six Months Ended    Year Ended June 30,    July 31, 1993*
                                                  December 31, 1998  ---------------------      Through
UBS Investment Funds Class                            (Unaudited)       1998       1997      June 30, 1996
----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                  $  12.05       $  12.49   $  11.12        $  10.26
                                                      --------       --------   --------        --------
  Income from investment operations:
     Net investment income (loss)                        (0.01)          0.08       0.11            0.12
     Net realized and unrealized gain                     0.09           0.30       1.93            1.45
                                                      --------       --------   --------        --------
           Total income from investment operations        0.08           0.38       2.04            1.57
                                                      --------       --------   --------        --------

  Less distributions:
     Distributions from net investment income            (0.01)         (0.08)     (0.11)          (0.15)
     Distributions from net realized gain                (0.12)         (0.74)     (0.56)          (0.56)
                                                      --------       --------   --------        --------
           Total distributions                           (0.13)         (0.82)     (0.67)          (0.71)
                                                      --------       --------   --------        --------

Net asset value, end of period                        $  12.00       $  12.05   $  12.49        $  11.12
                                                      ========       ========   ========        ========

Total return (non-annualized)                             0.76%          3.90%     19.32%          15.78%
Ratios/Supplemental data:
  Net assets, end of period (in 000s)                 $  4,975       $  5,310   $  7,797        $  1,262
  Ratio of expenses to average net assets:
     Before expense reimbursement                         1.83%**        1.84%      1.81%           2.04%**
     After expense reimbursement                           N/A            N/A        N/A            1.84%**
  Ratio of net investment income to average net assets:
     Before expense reimbursement                        (0.21)%**       0.68%      1.02%           0.83%**
     After expense reimbursement                           N/A            N/A        N/A            1.03%**
  Portfolio turnover rate                                   37%            49%        25%             20%

*     Commencement of UBS Investment Funds Class
**    Annualized
N/A = Not Applicable

                See accompanying notes to financial statements.

Global (ex-U.S.) Equity Fund - Notes To Financial Statements

1. SIGNIFICANT ACCOUNTING POLICIES The Brinson Funds (the "Trust") is an open-end, management investment company registered under the Investment Company Act of 1940, as amended, as a series company. The Trust currently offers shares of eleven series: Global Fund, Global Equity Fund, Global Bond Fund, U.S. Balanced Fund, U.S. Equity Fund, U.S. Large Capitalization Equity Fund, U.S. Large Capitalization Growth Fund, U.S. Small Capitalization Growth Fund, U.S. Bond Fund, High Yield Fund and Global (ex-U.S.) Equity Fund (formerly, Non-U.S. Equity Fund) (each a "Fund" and collectively, the "Funds"). Each Fund has three classes of shares outstanding, Brinson Class I, Brinson Class N and UBS Investment Funds Class (formerly, SwissKey Class). There are an unlimited number of shares of each class with par value of $0.001 authorized. Each share represents an identical interest in the investments of the Funds and has the same rights.

On December 19, 1998, the Fund acquired all the net assets of the UBS International Equity Fund pursuant to a plan of reorganization approved by shareholders on December 11, 1998. The acquisition was accomplished by a tax-free exchange of 1,827,955 shares of the Global (ex-U.S.) Equity Fund for the shares of UBS International Equity Fund outstanding on December 18, 1998. The net assets of the UBS International Equity Fund, including $38,003 of unrealized appreciation, were combined with those of the Fund. The aggregate net assets of the Global (ex-U.S.) Equity Fund and the UBS International Equity Fund immediately before the mergers were $463,315,718 and $21,515,034, respectively.

The following is a summary of significant accounting policies consistently followed by the Global (ex-U.S.) Equity Fund in the preparation of its financial statements.

A. Investment Valuation: Securities for which market quotations are readily available are valued at the last available sales price on the exchange or market on which they are principally traded, or lacking any sales, at the last available bid price on the exchange or market on which such securities are principally traded. Securities for which market quotations are not readily available, including restricted securities which are subject to limitations on their sale, are valued at fair value as determined in good faith by or under the direction of the Trust's Board of Trustees. Investments in affiliated investment companies are valued each day based on the closing net asset value of the fund. Debt securities are valued at the most recent bid price by using market quotations or independent services. Futures contracts are valued at the settlement price established each day on the exchange of which they are traded. Forward foreign currency contracts are valued daily using quoted forward exchange rates. Short-term obligations with a maturity of 60 days or less are valued at amortized cost, which approximates market value.

B. Foreign Currency Translation: Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the WM/Reuters closing spot rates as of 4:00 p.m. London time. Purchases and sales of portfolio securities, commitments under forward foreign currency contracts and income receipts are translated at the prevailing exchange rate on the date of each transaction. Realized and unrealized foreign exchange gains or losses on investments are included as a component of net realized and unrealized gain or loss on investments in the statement of operations.

C. Investment Transactions: Investment transactions are accounted for on a trade date basis. Gains and losses on securities sold are determined on an identified cost basis.

D. Investment Income: Interest income, which includes the amortization of premiums and discounts, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as the information becomes available.

E. Federal Income Taxes: It is the policy of the Fund to comply with all requirements of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders. The Fund has met the requirements of the Code applicable to regulated investment companies for the six months ended December 31, 1998, therefore, no federal income tax provision was required.

F. Distributions To Shareholders: It is the policy of the Fund to distribute its net investment income on a semi-annual basis and net capital gains, if any, annually. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing tax treatments for foreign currency transactions. Differences in dividends per share between the classes are due to distribution expenses.

Global (ex-U.S.) Equity Fund - Notes To Financial Statements


G. Income and Expense Allocation: All income earned and expenses incurred by the Fund will be borne on a pro rata basis by each of the classes, except that the Brinson Class I will not incur any of the distribution expenses of the Brinson Class N nor the UBS Investment Funds Class.

H. Use of Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimates.

2.       INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
Brinson Partners, Inc. (the "Advisor"), a registered investment advisor, provides the Fund with investment management services. As compensation for these services, the Fund pays the Advisor a monthly fee based on the Fund's average daily net assets. The Advisor has agreed to waive its fees and reimburse the Fund to the extent total annualized expenses exceed a specified percentage of the Fund's average daily net assets. The expense cap is 1.00%, 1.25% and 1.84% of the average daily net assets of the Brinson Class I, Brinson Class N and UBS Investment Funds Class, respectively. Investment advisory fees for the six months ended December 31, 1998, were as follows:

                                            Advisory    Advisory
                                               Fee        Fees
                                            ---------  -----------
Global (ex-U.S.) Equity Fund                   0.80%    $1,759,921

Certain officers of the Fund are also officers of the Advisor. All officers serve without direct compensation from the Fund. Trustees' fees paid to unaffiliated trustees for the six months ended December 31, 1998 were $2,944.

The Fund invests in shares of the Brinson Supplementary Trust U.S. Cash Management Prime Fund ("Supplementary Trust"). The Supplementary Trust is managed by the Advisor. The Supplementary Trust is offered as a cash management option to mutual funds and other accounts managed by the Advisor. The Supplementary Trust pays no management fees. Distributions from the Supplementary Trusts are reflected as interest income on the statement of operations. Amounts relating to those investments at December 31, 1998 and for the six months then ended are summarized as follows:

                                                                               % of
                                               Sales     Interest               Net
                                 Purchases    Proceeds    Income     Value    Assets
                                -----------  -----------  -------  ---------  ------
Global (ex-U.S.) Equity Fund    $24,086,054  $20,634,940  $27,845  $3,451,114   0.70%

3.       INVESTMENT TRANSACTIONS
Investment transactions for the six months ended December 31, 1998, excluding short-term investments, were as follows:

                                                     Proceeds
                                   Purchases         From Sales
                                  ------------     --------------
Global (ex U.S.) Equity Fund      $204,961,081      $158,506,370

4.       FORWARD FOREIGN CURRENCY CONTRACTS
The Fund engages in portfolio hedging with respect to changes in currency exchange rates by entering into forward foreign currency contracts to purchase or sell currencies. Forward foreign currency contracts are also used to achieve currency allocation strategies. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Risks associated with such contracts include movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. The unrealized gain, if any, represents the credit risk to the Fund on a forward foreign currency contract. Fluctuations in the value of forward foreign currency contracts are recorded daily as net unrealized gains or losses. The Fund realizes a gain or loss upon settlement of the contracts. The statement of operations reflects net realized and net unrealized gains and losses on these contracts. The counterparty to all forward foreign currency contracts at and for the six months ended December 31, 1998, was the Fund's custodian or an affiliate of the Fund's custodian.

5.       FUTURES CONTRACTS
The Fund may purchase or sell exchange-traded futures contracts, which are contracts that obligate the Fund to make or take delivery of a financial instrument or the cash value of a securities index at a specified future date at a specified price. The Fund enters into such

Global (ex-U.S.) Equity Fund - Notes To Financial Statements

contracts to hedge a portion of its portfolio. Risks of entering into futures contracts include the possibility that there may be an illiquid market or that a change in the value of the contract may not correlate with changes in the value of the underlying securities. Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin). Subsequent payments (variation margin) are made or received by the Fund, generally on a daily basis. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. The statement of operations reflects net realized and net unrealized gains and losses on these contracts.

6.       SECURITY LENDING
The Fund loaned securities to certain brokers with the Fund's custodian acting as the Fund's lending agent. The Fund earned negotiated lenders' fees, which are included in interest income in the statement of operations. The Fund receives securities, which are not reflected in the statement of assets and liabilities, as collateral against the loaned securities. The Fund monitors the market value of securities loaned on a daily basis and initially requires collateral against the loaned securities in an amount at least equal to 105% of the value of non-U.S. securities loaned. The value of loaned securities and related collateral at December 31, 1998 was $15,505,536 and $15,400,404, respectively.

7.       DISTRIBUTION PLANS
The Trust has adopted distribution plans (the "Plans") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, for the Brinson Class N and the UBS Investment Funds Class. Each Plan governs payments made for the expenses incurred in the promotion and distribution of the Brinson Class N and the UBS Investment Funds Class. Annual fees under the Brinson Class N Plan shall not exceed 0.25% of the daily net assets of the Brinson Class N. Annual fees under the UBS Investment Funds Plan, which include a 0.25% service fee, shall not exceed 0.84% of the average daily net assets of the UBS Investment Funds Class.

8.       LINE OF CREDIT
The Trust has entered into an agreement with Chase Manhattan Bank to provide a 364 day $100 million committed line of credit to the Funds. Borrowings will be made for temporary purposes. Interest on amounts borrowed is based on the Federal Funds rate plus 0.50% per year. The Funds pay a commitment fee of 0.08% per year of the average daily unutilized amount of the line of credit. During the six months ended December 31, 1998, the Global (ex-U.S.) Equity Fund had borrowings of $1,300,000 and $3,600,000 outstanding for 1 day each under the agreement.

9. CAPITAL TRANSACTIONS
Capital stock transactions were as follows:

                                             Six Months Ended                      Year Ended
                                       December 31, 1998 (Unaudited)              June 30, 1998
                                     ---------------------------------   ---------------------------------
                                         Shares            Value             Shares            Value
                                     -------------   -----------------   -------------   -----------------
Sales:
   Brinson Class I*                    30,605,579       $347,475,664       26,268,807       $312,436,986
   Brinson Class N                            205              2,348              798              9,817
   UBS Investment Funds Class             261,400          2,970,326          387,174          4,592,378
                                      -----------       ------------      -----------       ------------
         Total Sales                   30,867,184       $350,448,338       26,656,779       $317,039,181
                                      ===========       ============      ===========       ============

Dividend Reinvestment:
   Brinson Class I                        488,199       $  5,565,465        2,849,536       $ 30,664,100
   Brinson Class N                             15                162               10                117
   UBS Investment Funds Class               4,502             50,879           49,433            525,637
                                      -----------       ------------      -----------       ------------
         Total Dividend Reinvestment      492,716       $  5,616,506        2,898,979       $ 31,189,854
                                      ===========       ============      ===========       ============

Redemptions:
   Brinson Class I                     27,036,820       $307,200,527       26,391,131       $318,236,785
   Brinson Class N                             15                187                -                  -
   UBS Investment Funds Class             291,758          3,274,575          620,542          7,391,090
                                      -----------       ------------      -----------       ------------
         Total Redemptions             27,328,593       $310,475,289       27,011,673       $325,627,875
                                      ===========       ============      ===========       ============

*Includes shares issued in connection with reorganization.

Special Meeting of Shareholders

         Voting Results of Special Meeting of Shareholders (Unaudited)

The proposal described below was submitted to a vote of shareholders of UBS Private Investor Funds, Inc. ("UBS Funds") at a special meeting of shareholders held on December 11, 1998 (the "Meeting"):

Proposal No. 1 -D Approval of a Plan of Reorganization pursuant to which UBS Fund's International Equity Fund (the "Fund") will be reorganized into Class I shares of the Global (ex-U.S.) Equity Fund.

At the Meeting, the shareholders of the Fund approved Proposal No. 1 as follows:

                                      For      Against   Abstain
                                    -------    -------   -------
UBS International Equity Fund       126,983       0         0

                                Distributed by:
                            Funds Distributor, Inc.
                                60 State Street
                                Boston, MA 02109

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus which includes details regarding the Fund's objectives, policies, expenses and other information.

                            [UBS LOGO APPEARS HERE]

     P.O. Box 2798, Boston, Massachusetts 02208-9915 - Tel: (800) 794-7753

                            [UBS LOGO APPEARS HERE]




                               U.S. Balanced Fund
                                U.S. Equity Fund
                     U.S. Large Capitalization Equity Fund
                                 U.S. Bond Fund


                               Semi-Annual Report
                                  (Unaudited)


                     U.S. Large Capitalization Growth Fund
                     U.S. Small Capitalization Growth Fund
                                High Yield Fund


                                 Annual Report


                               December 31, 1998

Trustees and Officers

[UBS LOGO APPEARS HERE]



Trustees

Walter E. Auch

Frank K. Reilly, CFA

Edward M. Roob




Officers

Frank K. Reilly, CFA               Debra L. Nichols
Chairman of the Board              Vice President

E. Thomas McFarlan                 Carolyn M. Burke, CPA
President                          Secretary and Treasurer

Thomas J. Digenan, CFA, CPA        David E. Floyd
Vice President                     Assistant Secretary

The Funds' Advisor - Brinson Partners, Inc.

[UBS LOGO APPEARS HERE]

The UBS Brinson Division is the institutional asset management division of UBS AG. UBS Brinson is the name used outside North America while Brinson Partners continues as the primary name within North America. The UBS Brinson Division manages over USD 390 billion of institutional assets, including over USD 265 billion of discretionary institutional assets on an active basis and mutual fund assets for UBS Private Banking which total over USD 125 billion. In addition, UBS Brinson acts as the investment advisor to UBS Private Banking. UBS Brinson manages investment portfolios for corporations, public funds, endowments, foundations, central banks and other investors located throughout the world. The UBS Brinson Division employs over 1,500 people in offices in Chicago, Bahrain, Basel, Frankfurt, Geneva, Hong Kong, London, Melbourne, New York, Paris, Rio de Janeiro, Singapore, Sydney, Tokyo and Zurich.

Investment performance for our clients is maximized within and across major asset classes through a comprehensive understanding of global investment markets and their interrelationships. Portfolio structure is tailored to specific client objectives and focused upon both risk and return considerations in the context of full investment cycles. Our investment decisions are based on fundamental research, internally developed valuation systems and seasoned judgment. Our independent team approach allows for rapid responses to market changes, while providing each client with the benefit of our best talent.

Table of Contents

[UBS LOGO APPEARS HERE]


Shareholder Letter                                      4

U.S. Economic and Market Highlights                     5

U.S. Balanced Fund (Unaudited)                          6
         Schedule of Investments                        9
         Financial Statements                          12
         Financial Highlights                          15
U.S. Equity Fund (Unaudited)                           18
         Schedule of Investments                       21
         Financial Statements                          23
         Financial Highlights                          26
U.S. Large Capitalization Equity Fund (Unaudited)      29
         Schedule of Investments                       32
         Financial Statements                          34
         Financial Highlights                          37
U.S. Bond Fund (Unaudited)                             40
         Schedule of Investments                       42
         Financial Statements                          45
         Financial Highlights                          48
U.S. Large Capitalization Growth Fund                  51
         Schedule of Investments                       53
         Financial Statements                          54
         Financial Highlights                          57
U.S. Small Capitalization Growth Fund                  58
         Schedule of Investments                       60
         Financial Statements                          61
         Financial Highlights                          64
High Yield Fund                                        65
         Schedule of Investments                       67
         Financial Statements                          69
         Financial Highlights                          72
The UBS Investment Funds-Notes to Financial Statements 73
Report of Independent Auditors                         81
Special Meeting of Shareholders                        82

Shareholder Letter

[UBS LOGO APPEARS HERE]



February 20, 1999

Dear Shareholder:

We are very pleased to present the December 31, 1998 Report for the U.S. Balanced Fund, U.S. Equity Fund, U.S. Bond Fund, U.S. Large Capitalization Equity Fund, U.S. Large Capitalization Growth Fund, U.S. Small Capitalization Growth Fund and High Yield Fund. Within this Report, we'll focus on current domestic economic outlook as well as our current strategies and performance updates for our seven Domestic Funds.

Since our last report to you, Union Bank of Switzerland and Swiss Bank Corporation merged to become UBS AG, one of the world's major financial institutions. In connection with this merger, the former SBC Brinson/Brinson Partners, Inc.'s activities of Swiss Bank Corporation were combined with the worldwide UBS asset management operations into the UBS Brinson division of UBS AG. During this process, the UBS Private Investor Funds merged into the Brinson Fund family on December 18, 1998. This merger created the following three new UBS Investment Funds on December 31, 1998; the U.S. Large Capitalization Growth Fund, the U.S. Small Capitalization Growth Fund and the High Yield Fund.

The U.S. Balanced Fund, U.S. Equity Fund, U.S. Bond Fund, U.S. Large Capitalization Equity Fund, U.S. Large Capitalization Growth Fund, U.S. Small Capitalization Growth Fund and High Yield Fund are all actively managed funds that provide integrated asset management across and within security markets. The investment process is strategic in nature and is driven by deviations of market price from fundamental value. This philosophy offers the greatest potential for achieving enhanced, long-term returns while controlling risk.

Our investment decisions are based on fundamental research, internally developed valuation systems and seasoned judgment. Our independent team approach allows for rapid responses to market changes, while providing each client with the benefit of our talent. The Reports that follow highlight the investment characteristics and the performance of the respective Funds.

We very much appreciate your continued trust and the confidence you have placed in the UBS Investment Funds.

Sincerely,

/s/ Hanspeter A. Walder    /s/ Raymond Simon

Hanspeter A. Walder        Raymond Simon
Executive Director         Executive Director
Private Banking            Private Banking

U.S. Economic and Market Highlights

[UBS LOGO APPEARS HERE]


Economic growth in 1998 was largely unaffected by the turmoil in Asia and Russia. While demand for exports softened and imports continued strong, the consumer kept spending throughout the year and the measured savings rate turned negative for the first time ever. Corporate investment spending was also very strong, contributing about 13/4 percentage points of real GDP growth on average for the first three quarters of the year.

A primary driver of the strong investment spending was the low cost of equity capital. By the end of the year, the market had shaken off the credit worries of autumn and risen to new highs. This was in spite of a quickly deteriorating earnings picture. Because of the strong investment environment of the last few years and the downturn in Asia, many industries, particularly commodity-related, are suffering from relatively severe overcapacity.

Commodity weakness has hit the energy sector particularly hard, with real oil prices lower than at any time in the last 30 years. This has had a positive effect on inflation, as the headline Consumer Price Index rose by only 1 1/2% during the year. Looking at the core rate, absent energy and food price effects, inflation has been running at about 2 1/4% for the last few years. The provision of substantial amounts of liquidity by the Fed, while not immediately boosting inflation, has increased the risks of a jump in the CPI in the future.

U.S. Environment

                              [CHARTS APPEAR HERE]

Major Markets
One Year Ended December 31, 1998

         U.S. Cash Equivalents  U.S. Bonds       U.S. Equities
12/31/98         4.55              8.72             23.43

Salomon U.S. Treasury Benchmark Returns
One Year Ended December 31, 1998

1              5.89
2               6.6
5              9.61
10            12.88
30            16.51
Maturity (Years)

Top Ten Industry Returns Relative to S&P 500
One Year Ended December 31, 1998

Coal & Uranium             47.03
Telephone, Telegraph       29.7
Liquor                     28.17
Business Machines          21.67
Drugs, Medicine            21.51
Forest Products            12.13
Media                      12.05
Mortgage Financing         10.66
Retail (Food)               8.91
Retail (Other)              8.13


Bottom Ten Industry Returns Relative to S&P 500
One Year Ended December 31, 1998

Oil Service                -62.88
Dom. Petroleum Res.        -37.94
Photographic               -34.80
Water Transport            -32.69
Precious Metals            -28.16
Apparel, Textiles          -27.83
Tire & Rubber              -27.60
Containers                 -27.37
Oil Refining, Dist.        -25.53
Iron & Steel               -25.50

U.S. Balanced Fund

[UBS LOGO APPEARS HERE]

The U.S. Balanced Fund is an actively managed portfolio that applies our value-based asset allocation process to U.S. stocks, bonds and cash. The Fund's investment strategy is developed in the context of our global asset allocation process and is based on analysis of long-term economic and market conditions.

The UBS Investment Fund-U.S. Balanced Fund has produced an annualized return of 12.22% since its performance inception on July 31, 1995. Over the same period, the return on the U.S. Balanced Mutual Fund Index was 19.43%. The Fund's performance was achieved with an annualized volatility over this period of 5.45%, considerably below the benchmark's volatility of 10.45%. For calendar year 1998, the UBS Investment Fund-U.S. Balanced returned 9.57%, substantially below the benchmark return of 18.85%. This underperformance, and the reason for the long-term performance characteristics, was due primarily to the equity underweight and bond overweight. Performance was also adversely affected by security selection.

Performance of the equity market was particularly difficult to match, given that it was driven in large part by a collection of the largest capitalization companies, particularly in the technology area. In the bond market, high yield and investment-grade corporate debt were hurt along with equities during the market crisis in the fall. However, the debt markets only partially recovered on the series of Federal Reserve interest rate cuts, whereas many equity indices reached new highs before the end of the year.

This continuation of the upward march in equities has produced a very high level of overpricing and consequent paltry return expectations. Bonds, although only fairly priced on an absolute basis, remain quite attractive relative to equities. Thus, the Fund strategy remains substantially overweighted bonds relative to equities. A portion of the bond allocation is held in Treasury Inflation Protected Securities, or TIPS. The difference in yields between these bonds and conventional Treasury bonds, which is a measure of inflation expectations, had fallen well below 1%. Our expectation is that average inflation over the next decade is unlikely to be quite so subdued, and the TIPS are an attractive alternative to conventional bonds.

U.S. Balanced Fund

[UBS LOGO APPEARS HERE]


Total Return

                                              6 months   1 year   3 years   7/31/95*
                                               ended     ended     ended       to
                                              12/31/98  12/31/98  12/31/98  12/31/98
------------------------------------------------------------------------------------
UBS Investment Fund - U.S. Balanced             3.46%     9.57%    11.01%    12.22%
------------------------------------------------------------------------------------
U.S. Balanced Mutual Fund Index**               6.67     18.85     19.03     19.43
------------------------------------------------------------------------------------
Wilshire 5000 Index                             6.90     23.43     25.24     25.27
------------------------------------------------------------------------------------
Salomon Smith Barney Big Bond Index             4.57      8.72      7.29      8.36
------------------------------------------------------------------------------------

*  Performance inception date of the UBS Investment Fund - U.S. Balanced.

** An un-managed index compiled by the Advisor, constructed as follows: 65%
   Wilshire 5000 Index and 35% Salomon Smith Barney Broad Investment Grade Bond Index.

Total return includes reinvestment of all capital gain and income distributions. All total returns in excess of 1 year are average annualized returns.

Illustration of an Assumed Investment of $10,000

This chart shows the growth in the value of an investment in the UBS Investment Fund - U.S. Balanced, the U.S. Balanced Mutual Fund Index, the Wilshire 5000 Index and the Salomon Smith Barney Big Bond Index if you had invested $10,000 on July 31, 1995, and had reinvested all your income dividends and capital gain distributions through December 31, 1998. No adjustment has been made for any income taxes payable by shareholders on income dividends and capital gain distributions. Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.


UBS Investment Fund - U.S. Balanced vs. U.S. Balanced Mutual Fund Index, Wilshire 5000 Index and Salomon Smith Barney Big Bond Index
Wealth Value with Dividends Reinvested

                              [CHART APPEARS HERE]

              UBS Investment    U.S. Balanced     Wilshire    Salomon Smith
               Fund - U.S.       Mutual Fund        5000       Barney BIG
                Balanced            Index          Index       Bond Index
              --------------    -------------     -------     -------------
 7/31/95         $10,000           $10,000        $10,000        $10,000
 8/31/95         $10,141           $10,104        $10,098        $10,115
 9/30/95         $10,325           $10,387        $10,483        $10,210
10/31/95         $10,387           $10,368        $10,377        $10,347
11/30/95         $10,694           $10,710        $10,817        $10,508
12/31/95         $10,841           $10,876        $10,994        $10,653
 1/31/96         $11,058           $11,091        $11,288        $10,726
 2/29/96         $11,001           $11,152        $11,486        $10,544
 3/31/96         $11,030           $11,203        $11,612        $10,469
 4/30/96         $11,049           $11,354        $11,898        $10,391
 5/31/96         $11,086           $11,554        $12,224        $10,386
 6/30/96         $11,154           $11,544        $12,123        $10,520
 7/31/96         $10,982           $11,150        $11,469        $10,548
 8/31/96         $11,096           $11,376        $11,836        $10,532
 9/30/96         $11,412           $11,839        $12,466        $10,716
10/31/96         $11,670           $12,040        $12,640        $10,957
11/30/96         $12,100           $12,628        $13,478        $11,138
12/31/96         $12,018           $12,496        $13,326        $11,040
 1/31/97         $12,162           $12,948        $14,039        $11,082
 2/28/97         $12,202           $12,949        $14,033        $11,094
 3/31/97         $11,988           $12,531        $13,412        $10,982
 4/30/97         $12,182           $12,949        $13,997        $11,139
 5/31/97         $12,530           $13,588        $14,989        $11,243
 6/30/97         $12,826           $14,050        $15,677        $11,377
 7/31/97         $13,351           $14,886        $16,883        $11,686
 8/31/97         $13,125           $14,477        $16,248        $11,585
 9/30/97         $13,413           $15,107        $17,207        $11,755
10/31/97         $13,269           $14,855        $16,634        $11,923
11/30/97         $13,351           $15,196        $17,178        $11,980
12/31/97         $13,540           $15,433        $17,496        $12,102
 1/31/98         $13,665           $15,557        $17,591        $12,258
 2/28/98         $14,020           $16,289        $18,871        $12,249
 3/31/98         $14,294           $16,841        $19,816        $12,297
 4/30/98         $14,260           $17,002        $20,051        $12,361
 5/31/98         $14,294           $16,765        $19,517        $12,480
 6/30/98         $14,338           $17,195        $20,202        $12,582
 7/31/98         $14,209           $16,963        $19,759        $12,608
 8/31/98         $13,797           $15,337        $16,682        $12,801
 9/30/98         $14,280           $16,115        $17,772        $13,103
10/31/98         $14,562           $16,868        $19,094        $13,044
11/30/98         $14,738           $17,591        $20,296        $13,116
12/31/98         $14,835           $18,342        $21,595        $13,157

Fund returns are net of all fees and costs, while the Index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing.

U.S. Balanced Fund

[UBS LOGO APPEARS HERE]

Industry Diversification
As a Percent of Net Assets
As of December 31, 1998 (Unaudited)
-----------------------------------------------------------------------------
U.S. Equities
Energy                              1.49%
Capital Investment
         Capital Goods              4.53
         Technology                 6.93
                                 -------
                                   11.46
Basic Industries
         Chemicals                  1.31
         Housing/Paper              4.61
         Metals                     0.21
                                 -------
                                    6.13
Consumer
         Non-Durables               3.70
         Retail/Apparel             2.17
         Autos/Durables             1.73
         Health: Drugs              2.29
         Health: Non-Drugs          2.22
                                 -------
                                   12.11
Financial
         Banks                      4.69
         Non-Banks                  3.37
                                 -------
                                    8.06
Utilities
         Electric                   1.62
         Telephone                  0.39
                                 -------
                                    2.01

Transportation                      4.90%
Services/Misc                       2.16
                                 -------
           Total U.S. Equities     48.32*
                                 -------

U.S. BONDS
Corporate Bonds
         Airlines                   1.02
         Banks                      0.90
         Consumer                   0.73
         Financial Services         3.35
         Industrial Components      0.60
         Services/Miscellaneous     1.10
         Utilities                  2.55
                                 -------
                                   10.25

International Dollar Bonds          3.57
Mortgage-Backed Securities          7.17
U.S. Government Agencies           12.66
U.S. Government Obligations        15.24
                                 -------
           Total U.S. Bonds        48.89*
                                 -------
SHORT-TERM INVESTMENTS              2.21*
                                 -------
           TOTAL INVESTMENTS       99.42
CASH AND OTHER ASSETS,
         LESS LIABILITIES           0.58
                                 -------
NET ASSETS                        100.00%
                                 =======

-----------------------------------------------------------------------------

* The Fund held a long position in U.S. Treasury futures on December 31, 1998 which increased U.S. bond exposure from 48.89% to 66.13%. The Fund also held a short position in stock index futures which reduced U.S. equity exposure from 48.32% to 31.00%. These two adjustments result in a net increase in the Fund's exposure to Short-Term Investments from 2.21% to 2.29%.

Asset Allocation
As of December 31, 1998 (Unaudited)
                                   Current
                     Benchmark     Strategy
----------------------------------------------------
U.S. Equity              65%          30%
U.S. Bonds               35           70
----------------------------------------------------
                        100%         100%

Top Ten U.S. Equity Holdings
As of December 31, 1998 (Unaudited)
                                         Percent of
                                         Net Assets
----------------------------------------------------
 1. Xerox Corp.                              2.94%
 2. FDX Corp.                                2.04%
 3. Burlington Northern Santa Fe Corp.       2.03%
 4. Lockheed Martin Corp.                    1.77%
 5. Philip Morris Companies, Inc.            1.69%
 6. Baxter International, Inc.               1.26%
 7. Kimberly Clark Corp.                     1.23%
 8. Energy Corp.                             1.16%
 9. CIGNA Corp.                              1.14%
10. Aon Corp.                                1.13%
----------------------------------------------------

U.S. Balanced Fund - Schedule of Investments

December 31, 1998 (Unaudited)
-----------------------------------------------------------------------------
                                                Shares            Value
                                             ------------   ----------------
U.S. Equities - 48.32%
Advanced Micro Devices, Inc. (b)                 10,300       $    298,056
Aetna, Inc.                                       6,300            495,337
Allergan, Inc.                                    2,600            168,350
Alza Corp. (b)                                    5,400            282,150
American Standard Companies, Inc. (b)             5,700            204,844
Aon Corp.                                         9,200            509,450
Automatic Data Processing, Inc.                   4,200            336,787
BankBoston Corp.                                  2,900            112,919
Baxter International, Inc.                        8,800            565,950
Beckman Coulter Inc.                              2,300            124,775
Bestfoods                                         3,800            202,350
Biogen, Inc. (b)                                  1,300            107,900
Birmingham Steel Corp.                            3,200             13,400
Burlington Northern Santa Fe Corp.               27,000            911,250
Champion Enterprises, Inc. (b)                    1,200             32,850
Champion International Corp.                      2,700            109,350
Chase Manhattan Corp.                             4,700            319,894
CIGNA Corp.                                       6,600            510,262
Circuit City Stores-Circuit City Group            7,400            369,537
CMS Energy Corp.                                  7,000            339,062
Comerica, Inc.                                    2,200            150,013
CommScope, Inc. (b)                               3,766             63,316
Comverse Technology, Inc. (b)                     2,420            171,820
Consolidated Stores Corp. (b)                     7,200            145,350
Corning, Inc.                                    10,600            477,000
Covance, Inc. (b)                                 2,675             77,909
Crown Cork & Seal Co., Inc.                       2,600             80,113
Dial Corp.                                        2,800             80,850
Eastman Chemical Co.                              3,000            134,250
Electronic Data Systems Corp.                     9,900            497,475
EMC Corp. (b)                                     3,200            272,000
Entergy Corp.                                    16,700            519,787
FDX Corp. (b)                                    10,300            916,700
First American Corp. of Tennessee                 1,400             62,125
First Data Corp.                                 13,058            413,775
First Security Corp.                              2,625             61,359
Fleet Financial Group, Inc.                       7,000            312,812
Fleetwood Enterprises, Inc.                         900             31,275
Food Lion Inc., Class A                          12,300            130,688
Fort James Corp.                                  9,300            372,000
General Instrument Corp. (b)                     12,300            417,431
General Semiconductor, Inc. (b)                   3,950             32,341
Genzyme Corp. (b)                                 2,200            109,450
Genzyme-Molecular Oncology (b)                      237                770
Geon Co.                                          1,500             34,500
Goodyear Tire & Rubber Co.                        7,100            358,106
Great Lakes Chemical Corp.                        1,700             68,000
GreenPoint Financial Corp.                        3,100            108,888
Harnischfeger Industries, Inc.                    3,800             38,713
HCR Manor Care, Inc. (b)                          2,850             83,719
Hibernia Corp., Class A                           3,000             52,125
Household International Inc.                      5,100            202,088
IMC Global Inc.                                   8,500            181,688
Johnson Controls Inc.                             2,600            153,400
Kimberly Clark Corp.                             10,100            550,450

                                                Shares            Value
                                             ------------   ----------------
Lafarge Corp.                                     2,400       $     97,200
Lear Corp. (b)                                    6,500            250,250
Lockheed Martin Corp.                             9,371            794,192
Lyondell Petrochemical Co.                        7,800            140,400
Martin Marietta Materials, Inc.                   1,536             95,520
Masco Corp.                                      12,600            362,250
Nabisco Holdings Corp., Class A                   5,500            228,250
National Service Industries, Inc.                 1,600             60,800
Nextel Communications, Inc., Class A (b)          7,500            177,188
Norfolk Southern Corp.                           11,800            373,912
Peco Energy Co.                                   9,400            391,275
Pentair, Inc.                                     2,900            115,456
Philip Morris Companies, Inc.                    14,200            759,700
Praxair, Inc.                                     5,000            176,250
Raytheon Co., Class B                             9,200            489,900
Regions Financial Corp.                           1,400             56,438
Schering Plough Corp.                             5,000            276,250
Sears, Roebuck and Co.                            7,800            331,500
Southdown, Inc.                                   3,116            184,428
St. Jude Medical, Inc. (b)                        5,100            141,206
Timken Co.                                          900             16,988
TRW, Inc.                                           300             16,856
Tyson Foods, Inc., Class A                       10,000            212,500
Ultramar Diamond Shamrock Corp.                   6,090            147,683
Unocal Corp.                                      3,800            110,913
US Bancorp                                        6,959            247,044
USG Corp.                                         1,200             61,125
Vencor, Inc. (b)                                  5,200             23,400
Ventas, Inc.                                      5,200             63,375
Viad Corp.                                        5,300            160,988
Wells Fargo and Co.                               7,000            279,562
Witco Corp.                                       1,900             30,281
Xerox Corp.                                      11,200          1,321,600
York International Corp.                          3,400            138,763
                                                             -------------
Total U.S. Equities (Cost $18,571,684)                          21,710,202
                                                             -------------
                                                 Face
                                                Amount            Value
                                             ------------   ----------------
Bonds - 48.89%
U.S. Corporate Bonds - 10.25%
Archer Daniels, 6.950%, due 12/15/97         $  250,000      $     270,313
Citicorp Series F, 6.375%, due 11/15/08         200,000            207,480
Continental Airlines, Inc., EETC, 6.900%,
         due 01/02/18                           450,000            457,389
Donaldson Lufkin & Jenrette FRN, 6.700%,
         due 06/30/00                           415,000            419,243
Enron Corp., 6.750%, due 08/01/09               125,000            128,924
MBNA Global Capital Securities FRN,
         6.019%, due 02/01/27                   215,000            197,857
Noram Energy Corp., 6.375%,
         due 11/01/03                           200,000            203,244
PanAMSat Corp., 6.000%, due 01/15/03            335,000            332,368
Residential Asset Securitization Trust
         97-A10, Class A1, 7.250%, due 12/25/27 609,890            615,336
         97-A11, Class A2, 7.000%, due 01/25/28 221,995            222,808
Sprint Capital Corp., 6.875%, due 11/15/28      200,000            207,676

U.S. Balanced Fund - Schedule of Investments

December 31, 1998 (Unaudited)
-----------------------------------------------------------------------------
                                                 Face
                                                Amount            Value
                                             ------------   ----------------
TCI Communications, Inc., 8.750%,
          due 08/01/15                       $  220,000      $     274,132
Time Warner Inc., 7.570%, due 02/01/24          290,000            327,065
Tyco International Group, 144A, 5.875%,
          due 11/01/04                          250,000            248,459
U.S.A. Waste Services, 6.500%,
          due 12/15/02                          360,000            367,336
Williams Holdings of Delaware, 6.500%,
          due 12/01/08                          125,000            123,620
                                                             -------------
                                                                 4,603,250
                                                             -------------
International Dollar Bonds - 3.57%
Abbey National PLC, 6.700%, Resettable
          Perpetual Step-up Notes               250,000            244,866
Credit Suisse-London, 144A, 7.900%,
Resettable Perpetual Step-up Notes              270,000            270,000
Empresa Nacional Electric, 8.125%,
          due 02/01/2097                        200,000            164,000
LKB-Baden Wuerttemberg Finance NV,
          8.125%, due 01/27/00                  280,000            287,451
Ras Laffan Liquified Natural Gas Co., Ltd.,
          144A, 8.294%, due 03/15/14            235,000            193,701
Southern Investments UK, 6.800%,
          due 12/01/06                          430,000            445,894
                                                             -------------
                                                                 1,605,912
                                                             -------------
Mortgage-Backed Securities - 7.17%
First Security Auto Grantor Trust Series 98-A,
          Class A, 5.970%, due 04/15/04         494,513            498,306
Morgan Stanley Capital, Inc., 6.830%,
          due 10/15/06                        1,058,814          1,101,166
Prudential Home Mortgage Securities
          93-43, Class A9, 6.750%,
          due 10/25/23                          728,674            733,935
UCFC Home Equity Loan 97-C, Class A8,
          FRN, 5.478%, due 09/15/27             894,012            885,420
                                                             -------------
                                                                 3,218,827
                                                             -------------
U.S. Government Agencies - 12.66%
Federal Home Loan Mortgage Corp. Gold
          8.000%, due 05/01/23                  454,644            472,021
          9.000%, due 03/01/24                  228,551            243,014
Federal National Mortgage Association
6.789%, due 11/01/07                            499,291            532,694
          7.500%, due 02/25/22                  728,836            761,691
          0.000%, due 09/25/22                  330,540            305,896
FNCI, 8.000%, due 02/01/13                      415,446            428,169
Government National Mortgage Association
          8.000%, due 08/15/22                  625,324            651,092
          7.000%, due 12/15/23                  730,038            747,464
          7.500%, due 06/15/24                  568,246            585,733
Jordan Aid, 8.750%, due 09/01/19                775,765            961,731
                                                             -------------
                                                                 5,689,505
                                                             -------------

                                                 Face
                                                Amount            Value
                                             ------------   ----------------
U.S. Government Obligations - 15.24%
U.S. Treasury Notes and Bonds
7.500%, due 02/15/05                         $  140,000    $       160,258
          8.000%, due 11/15/21                1,605,000          2,150,199
U.S. Treasury Inflation Indexed Note
          3.625%, due 01/15/08                4,210,000          4,189,272
          3.625%, due 04/15/28                  350,000            345,768
                                                             -------------
                                                                 6,845,497
                                                             -------------
Total U.S. Bonds (Cost $21,742,928)                             21,962,991
                                                             -------------
Short-Term Investments - 2.21%
U.S. Government Obligations - 1.02%
U.S. Treasury Bill 4.320%, due 02/25/99         460,000            457,143
                                                             -------------
Investment Companies - 1.19%
Brinson Supplementary Trust U.S. Cash
     Management Prime Fund                      534,192            534,192
                                                             -------------

Total Short-Term Investments
     (Cost $991,086)                                               991,335
                                                             -------------
Total Investments
     (Cost $41,305,698) - 99.42% (a)                            44,664,528
                                                             -------------
Cash and other assets, less
     liabilities - 0.58%                                           261,475
                                                             -------------
Net Assets - 100%                                            $  44,926,003
                                                             =============

               See accompanying notes to schedule of investments.

U.S. Balanced Fund - Schedule of Investments

December 31, 1998 (Unaudited)
-----------------------------------------------------------------------------

NOTES TO SCHEDULE OF INVESTMENTS

(a) Aggregate cost for federal income tax purposes was $41,305,698; and net unrealized appreciation consisted of:

     Gross unrealized appreciation                       $ 4,581,591
     Gross unrealized depreciation                        (1,222,761)
                                                         -----------
         Net unrealized appreciation                     $ 3,358,830
                                                         ===========

(b) Non-income producing security

FRN: Floating rate note-The rate disclosed is that in effect at December 31,
     1998.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 1998, the value of these securities amounted to $831,037, or 1.85% of net assets.
Resettable Perpetual Step-up Notes: A bond with either no maturity date or a maturity date that is so far in the future that the bond will pay interest indefinitely. The issuer generally retains the right to call such a bond.

FUTURES CONTRACTS

The U.S. Balanced Fund had the following open futures contracts as of December 31, 1998:

                                           Settlement       Cost/     Current      Unrealized
                                              Date        Proceeds     Value       Gain/(Loss)
                                           ----------     --------    -------      -----------
Interest Rate Futures Buy Contracts
5 Year U.S. Treasury Note, 51 contracts     March 1999   $5,768,578   $5,780,531   $   11,953
10 Year U.S. Treasury Note, 9 contracts     March 1999    1,067,688    1,072,406        4,718
30 Year U.S. Treasury Bond, 7 contracts     March 1999       896,737     894,469       (2,268)

Index Futures Sale Contracts
Standard & Poor's 500, 25 contracts         March 1999    7,302,950    7,784,375     (481,425)
                                                                                   ----------
     Total                                                                         $ (467,022)
                                                                                   ==========

The aggregate market value of investments pledged to cover margin requirements for the open futures positions at December 31, 1998 was $457,143.




                See accompanying notes to financial statements.

U.S. Balanced Fund - Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1998 (UNAUDITED)
ASSETS:
 Investments, at value:
    Unaffiliated issuers (Cost $40,771,506)                $ 44,130,336
    Affiliated issuers (Cost $534,192)                          534,192
 Cash                                                            93,114
 Receivables:
    Investment securities sold                                   34,069
    Dividends                                                    42,873
    Interest                                                    295,082
 Other assets                                                     7,676
                                                           ------------
      TOTAL ASSETS                                           45,137,342
                                                           ------------
LIABILITIES:
 Payables:
    Investment securities purchased                             116,073
    Fund shares redeemed                                          1,833
    Investment advisory fees                                     19,654
    Variation margin                                             23,203
    Accrued expenses                                             50,576
                                                           ------------
      TOTAL LIABILITIES                                         211,339
                                                           ------------
NET ASSETS                                                 $ 44,926,003
                                                           ============

NET ASSETS CONSIST OF:
 Paid in capital                                            14,425,066
 Distributions in excess of net investment income              (16,787)
 Accumulated net realized gain                              27,625,916
 Net unrealized appreciation                                 2,891,808
                                                           ------------
      NET ASSETS                                          $ 44,926,003
                                                           ============

OFFERING PRICE PER SHARE:
Brinson Class I:
Net asset value, offering price and redemption
 price per share (Based on net assets of
  $42,780,766 and 4,554,478 shares issued
   and outstanding)                                        $       9.39
                                                           ============

Brinson Class N:
Net asset value, offering price and redemption
 price per share (Based on net assets of
  $1,159 and 123 shares issued and outstanding)            $       9.42
                                                           ============

UBS Investment Funds Class:
Net asset value, offering price and redemption
 price per share (Based on net assets of
  $2,144,078 and 229,620 shares issued and outstanding)    $       9.34
                                                           ============


                See accompanying notes to financial statements.

U.S. Balanced Fund - Financial Statements

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 1998 (UNAUDITED)
INVESTMENT INCOME:
  Interest                                                    $   956,815
  Dividends                                                       184,098
                                                              -----------
     TOTAL INCOME                                               1,140,913
                                                              -----------
EXPENSES:
  Advisory                                                        198,756
  Professional                                                     28,974
  Registration                                                     14,530
  Distribution                                                      5,002
  Other                                                            25,127
                                                              -----------
     TOTAL EXPENSES                                               272,389
     Expenses waived by Advisor                                   (40,475)
                                                              -----------
     NET EXPENSES                                                 231,914
                                                              -----------
     NET INVESTMENT INCOME                                        908,999
                                                              -----------
NET REALIZED AND UNREALIZED GAIN (LOSS):
  Net realized gain on:
    Investments                                                 3,445,075
    Future contracts                                              498,232
                                                              -----------
     Net realized gain                                          3,943,307
                                                              -----------
  Change in net unrealized appreciation or depreciation on:
    Investments                                                (4,180,368)
    Future contracts                                             (413,603)
                                                              -----------
     Change in net unrealized appreciation or depreciation     (4,593,971)
                                                              -----------
  Net realized and unrealized loss                               (650,664)
                                                              -----------
  Net increase in net assets resulting from operations        $   258,335
                                                              ===========

                See accompanying notes to financial statements.

U.S. Balanced Fund - Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

                                                                 Six Months Ended      Year
                                                                 December 31, 1998     Ended
                                                                    (Unaudited)    June 30, 1998
                                                                 ----------------- --------------
OPERATIONS:
  Net investment income                                           $     908,999    $   9,285,597
  Net realized gain                                                   3,943,307       43,393,817
  Change in net unrealized appreciation or depreciation              (4,593,971)     (19,387,830)
                                                                  -------------    -------------
  Net increase in net assets resulting from operations                  258,335       33,291,584
                                                                  -------------    -------------
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from and in excess of net investment income:
         Brinson Class I                                             (2,154,721)     (11,202,072)
         Brinson Class N                                                    (56)             (62)
         UBS Investment Funds Class                                    (108,248)         (96,209)
Distributions from net realized gain:
         Brinson Class I                                             (9,074,452)     (20,202,719)
         Brinson Class N                                                   (243)             (75)
         UBS Investment Funds Class                                    (483,100)        (121,168)
                                                                  -------------    -------------
Total distributions to shareholders                                 (11,820,820)     (31,622,305)
                                                                  -------------    -------------
CAPITAL SHARE TRANSACTIONS:
  Shares sold                                                         8,764,497       58,797,856
  Shares issued on reinvestment of distributions                     11,632,239       31,535,417
  Shares redeemed                                                   (46,345,419)    (294,075,195)
                                                                  -------------    -------------
  Net decrease in net assets resulting from capital
   share transactions                                               (25,948,683)    (203,741,922)
                                                                  -------------    -------------
                  TOTAL DECREASE IN NET ASSETS                      (37,511,168)    (202,072,643)
                                                                  -------------    -------------
NET ASSETS:
  Beginning of period                                                82,437,171      284,509,814
                                                                  -------------    -------------
  End of period (including accumulated undistributed
     (distributions in excess of) net investment income of
       $(16,787) and $1,337,239, respectively)                    $  44,926,003    $  82,437,171
                                                                  =============    =============

                See accompanying notes to financial statements.

U.S. Balanced Fund - Financial Highlights

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                                                  Six Months Ended           Year Ended June 30,      December 30, 1994*
                                                  December 31, 1998  ---------------------------------      Through
Brinson Class I                                     (Unaudited)         1998       1997       1996       June 30, 1995
------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                  $  12.24       $  12.53    $  11.71  $  11.23        $  10.00
                                                      --------       --------    --------  --------        --------
  Income from investment operations:
    Net investment income                                 0.19***        0.49***     0.47      0.44            0.23
    Net realized and unrealized gain                      0.24           0.93        1.29      1.04            1.16
                                                      --------       --------    --------  --------        --------
      Total income from investment operations             0.43           1.42        1.76      1.48            1.39
                                                      --------       --------    --------  --------        --------
  Less distributions:
    Distributions from net investment income             (0.63)         (0.77)      (0.40)    (0.43)          (0.16)
    Distributions from net realized gain                 (2.65)         (0.94)      (0.54)    (0.57)             --
                                                      --------       --------    --------  --------        --------
      Total distributions                                (3.28)         (1.71)      (0.94)    (1.00)          (0.16)
                                                      --------       --------    --------  --------        --------
Net asset value, end of period                        $   9.39       $  12.24    $  12.53  $  11.71        $  11.23
Total return (non-annualized)                             3.74%         12.19%      15.50%    13.52%          13.91%
Ratios/Supplemental Data:
  Net assets, end of period (in 000s)                 $ 42,781       $ 80,556    $282,860  $227,829        $157,724
  Ratio of expenses to average net assets:
    Before expense reimbursement                         0.94%**         0.81%       0.88%     1.01%           1.06%**
    After expense reimbursement                          0.80%**         0.80%       0.80%     0.80%           0.80%**
  Ratio of net investment income to average net assets:
    Before expense reimbursement                         3.08%**         3.88%       3.78%     3.76%           4.36%**
    After expense reimbursement                          3.22%**         3.89%       3.86%     3.97%           4.63%**
  Portfolio turnover rate                                  65%            194%        329%      240%            196%

*   Commencement of investment operations
**  Annualized
*** The net investment income per share data was determined by using average shares outstanding throughout the period.

                See accompanying notes to financial statements.

U.S. Balanced Fund - Financial Highlights

The table below sets forth financial data for one share of capital stock outstanding throughout the period presented.

                                                    Six Months Ended
                                                    December 31, 1998   Year Ended
Brinson Class N                                        (Unaudited)    June 30, 1998*
-------------------------------------------------------------------------------------
Net asset value, beginning of period                    $ 12.27           $ 12.53
                                                        -------           -------
  Income from investment operations:
    Net investment income                                  0.19***           0.47***
    Net realized and unrealized gain                       0.23              0.94
                                                        -------           -------
     Total income from investment operations               0.42              1.41
                                                        -------           -------
  Less distributions:
    Distributions from net investment income              (0.62)            (0.73)
    Distributions from net realized gain                  (2.65)            (0.94)
                                                        -------           -------
     Total distributions                                  (3.27)            (1.67)
                                                        -------           -------
Net asset value, end of period                          $  9.42           $ 12.27
                                                        =======           =======

Total return (non-annualized)                              3.61%            12.15%
Ratios/Supplemental Data:
    Net assets, end of period (in 000s)                 $     1           $     1
    Ratio of expenses to average net assets:
     Before expense reimbursement                          1.19%**           1.06%
     After expense reimbursement                           1.05%**           1.05%
    Ratio of net investment income to average net assets:
     Before expense reimbursement                          2.83%**           3.63%
     After expense reimbursement                           2.97%**           3.64%
Portfolio turnover rate                                      65%              194%

  * Commencement of Brinson Class N was June 30, 1997.
 ** Annualized
*** The net investment income per share data was determined by using average shares outstanding throughout the period.

                See accompanying notes to financial statements.

U.S. Balanced Fund - Financial Highlights

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                                                   Six Months Ended                                     July 31, 1995*
                                                   December 31, 1998    Year Ended      Year Ended          Through
UBS Investment Funds Class                            (Unaudited)      June 30, 1998   June 30, 1997     June 30, 1996
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                    $ 12.19          $ 12.46        $ 11.67            $ 11.38
                                                        -------          -------        -------            -------
  Income from investment operations:
    Net investment income                                  0.16***          0.42***        0.38               0.42
    Net realized and unrealized gain                       0.23             0.95           1.31               0.86
                                                        -------          -------        -------            -------
      Total income from investment operations              0.39             1.37           1.69               1.28
                                                        -------          -------        -------            -------
  Less distributions:
    Distributions from net investment income              (0.59)           (0.70)         (0.36)             (0.42)
    Distributions from net realized gain                  (2.65)           (0.94)         (0.54)             (0.57)
                                                        -------          -------        -------            -------
      Total distributions                                 (3.24)           (1.64)         (0.90)             (0.99)
                                                        -------          -------        -------            -------
Net asset value, end of period                          $  9.34          $ 12.19        $ 12.46            $ 11.67
                                                        =======          =======        =======            =======
Total return (non-annualized)                              3.46%           11.79%         14.99%             11.54%
Ratios/Supplemental Data:
  Net assets, end of period (in 000s)                   $ 2,144          $ 1,880        $ 1,649            $   779
  Ratio of expenses to average net assets:
    Before expense reimbursement                           1.44%**          1.31%          1.38%              1.51%**
    After expense reimbursement                            1.30%**          1.30%          1.30%              1.30%**
  Ratio of net investment income to average net assets:
    Before expense reimbursement                           2.58%**          3.38%          3.28%              3.26%**
    After expense reimbursement                            2.72%**          3.39%          3.36%              3.47%**
Portfolio turnover rate                                      65%             194%           329%               240%

  * Commencement of UBS Investment Funds Class
 ** Annualized
*** The net investment income per share data was determined by using average shares outstanding throughout the period.

                See accompanying notes to financial statements.

U.S. Equity Fund

The U.S. Equity Fund is an actively managed fund invested in common stocks of U.S. corporations. The Fund is diversified by issue and industry; it is typically 70% invested in large capitalization stocks, with the remaining 30% in intermediate and small capitalization stocks. Investment strategies emphasize stock selection with attention to the management of factor and industry exposures.

Since its performance inception on July 31, 1995, the UBS Investment Fund-U.S. Equity has provided an annualized return of 23.75% compared to the 25.27% return of its benchmark, the Wilshire 5000 Equity Index. For calendar year 1998, the total return of the UBS Investment Fund-U.S. Equity was 17.91%, trailing the 23.43% return for its benchmark. The following paragraphs review the sources of Fund underperformance for the year.

Market exposure (average beta of 0.95) detracted modestly from the Fund relative performance in the very strong equity environment which characterized 1998. Factor weightings had the largest negative impact on active returns for the full year. Among the most significant negative factor positions were the underexposure in the relative strength and size measures, as a relatively narrow segment of the largest capitalization stocks continued to dominate market performance. Most of these large stocks are perceived as high quality companies with predictable, sustainable growth rates, attributes that have been highly favored in an environment with increasing economic uncertainty exacerbated by pockets of global stress such as South East Asia, Russia and Brazil. The Fund has minimal exposure to these largest stocks. Our valuation work suggests peak levels of overvaluation.

Industry weightings also detracted from active returns during 1998. The technology, telecommunications and drug industries relatively outperformed for the year. Underweights to these industries detracted from performance. The underweight in energy continued to contribute to performance as oil prices plunged to nearly ten dollars per barrel by the end of the year. Our overweights in economically sensitive basic industry, tire and railroad stocks also detracted from performance. Slowing industrial production, lower capacity utilization rates and the build-up of capital stock over the last seven years have led to overcapacity in many of the basic industries. Commodity prices, which deteriorated throughout the year, fell more sharply during the fourth quarter, below our estimate of normal or equilibrium levels for a number of metals, chemicals and paper grades.

Stock selection had a modest positive effect on the portfolio for the year. Among large capitalization issues, the best performers were Federal Express, EMC Corp. and Cigna while the worst were Lockheed Martin and Sears. In the intermediate capitalization segment of the portfolio, the most positive contributors were Peco Energy, Allergan and Circuit City while the weakest were Harnischfeger, Lyondell, Nextel and Consolidated Stores.

U.S. Equity Fund

[UBS LOGO APPEARS HERE]

Total Return
                                     6 months  1 year   3 years   7/31/95*
                                      ended    ended     ended       to
                                     12/31/98 12/31/98  12/31/98  12/31/98
---------------------------------------------------------------------------
UBS Investment Fund - U.S. Equity      4.04%    17.91%    22.28%    23.75%
---------------------------------------------------------------------------
Wilshire 5000 Equity Index             6.90     23.43     25.24     25.27
---------------------------------------------------------------------------

* Performance inception date of the UBS Investment Fund - U.S. Equity
Total return includes reinvestment of all capital gain and income distributions. All total returns in excess of 1 year are average annualized returns.

Illustration of an Assumed Investment of $10,000

This chart shows the growth in the value of an investment in the UBS Investment Fund - U.S. Equity and the Wilshire 5000 Equity Index if you had invested $10,000 on July 31, 1995, and had reinvested all your income dividends and capital gain distributions through December 31, 1998. No adjustment has been made for any income taxes payable by shareholders on income dividends and capital gain distributions. Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.

UBS Investment Fund - U.S. Equity
vs. Wilshire 5000 Equity Index
Wealth Value with Dividends Reinvested

                              [CHART APPEARS HERE]
                                    UBS
                               Investment Fund       Wilshire
                                 U.S. Equity        5000 Index
                               ---------------      ----------
                   7/31/95          10,000             10,000
                   8/31/95          10,184             10,098
                   9/30/95          10,570             10,483
                  10/31/95          10,528             10,377
                  11/30/95          11,122             10,817
                  12/31/95          11,335             10,994
                   1/31/96          11,790             11,288
                   2/29/96          11,971             11,486
                   3/31/99          12,194             11,612
                   4/30/96          12,418             11,898
                   5/31/96          12,615             12,224
                   6/30/96          12,570             12,123
                   7/31/96          11,958             11,469
                   8/31/96          12,415             11,836
                   9/30/96          12,966             12,466
                  10/31/96          13,242             12,640
                  11/30/96          14,156             13,478
                  12/31/96          14,157             13,326
                   1/31/97          14,663             14,039
                   2/28/97          14,757             14,033
                   3/31/97          14,260             13,412
                   4/30/97          14,691             13,997
                   5/31/97          15,759             14,989
                   6/30/97          16,499             15,677
                   7/31/97          17,756             16,883
                   8/31/97          17,053             16,248
                   9/30/97          17,812             17,207
                  10/31/97          16,865             16,634
                  11/30/97          17,193             17,178
                  12/31/97          17,587             17,196
                   1/31/98          17,697             17,591
                   2/28/98          19,232             18,871
                   3/31/98          20,326             19,816
                   4/30/98          20,115             20,051
                   5/31/98          19,814             19,517
                   6/30/98          19,931             20,202
                   7/31/98          19,418             19,759
                   8/31/98          16,644             16,682
                   9/30/98          17,840             17,772
                  10/31/98          19,187             19,094
                  11/30/98          19,991             20,296
                  12/31/98          20,737             21,595


Fund returns are net of all fees and costs, while the Index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing.

U.S. Equity Fund

Industry Diversification
As a Percent of Net Assets
As of December 31, 1998 (Unaudited)
-----------------------------------------------------------------------------
U.S. EQUITIES
Energy                              1.12%
Capital Investment
         Capital Goods              9.75
         Technology                14.55
                                 -------
                                   24.30
Basic Industries
         Chemicals                  4.79
         Housing/Paper              8.98
         Metals                     0.41
                                 -------
                                   14.18
Consumer
         Non-Durables               7.70
         Retail/Apparel             4.47
         Autos/Durables             2.75
         Health: Drugs              4.36
         Health: Non-Drugs          5.01
                                 -------
                                   24.29
Financial
         Banks                      7.78%
         Non-Banks                  7.04
                                 -------
                                   14.82
Utilities
         Electric                   5.68
         Telephone                  0.82
                                 -------
                                    6.50

Transportation                     10.12
Services/Misc                       4.50
                                 -------
          Total U.S. Equities      99.83
                                 -------

SHORT-TERM INVESTMENTS              2.47
                                 -------
          TOTAL INVESTMENTS       102.30
                                 -------
LIABILITIES, LESS CASH AND
       OTHER ASSETS                (2.30)
                                 -------
NET ASSETS                        100.00%
                                 =======

Top Ten U.S. Equity Holdings
As of December 31, 1998 (Unaudited)
                                     Percent of
                                     Net Assets
----------------------------------------------------
 1. Xerox Corp.                         6.07%
 2. FDX Corp.                           4.25
 3. Burlington Northern Santa Fe Corp.  4.21
 4. Lockheed Martin Corp.               3.74
 5. Philip Morris Companies, Inc.       3.46
 6. Baxter International, Inc.          2.60
 7. Kimberly Clark Corp.                2.55
 8. Aetna Life & Casualty Co.           2.38
 9. Energy Corp.                        2.34
10. CIGNA Corp.                         2.34
----------------------------------------------------

U.S. Equity Fund - Schedule of Investments

December 31, 1998 (Unaudited)
-----------------------------------------------------------------------------
                                                  Shares         Value
                                              ------------- ----------------
U.S. Equities - 99.83%
Advanced Micro Devices, Inc. (b)                  362,700    $   10,495,631
Aetna, Inc.                                       231,500        18,201,687
Allergan,  Inc.                                    90,400         5,853,400
Alza Corp. (b)                                    190,650         9,961,462
American Home Products Corp.                        6,100           343,506
American Standard Companies, Inc. (b)             190,000         6,828,125
Aon Corp.                                         321,600        17,808,600
Automatic Data Processing, Inc.                   147,200        11,803,600
BankBoston Corp.                                  103,800         4,041,713
Baxter International, Inc.                        309,000        19,872,562
Beckman Coulter Inc.                               82,500         4,475,625
Bestfoods                                          82,800         4,409,100
Biogen, Inc. (b)                                   43,050         3,573,150
Birmingham Steel Corp.                             44,650           186,972
Burlington Northern Santa Fe Corp.                954,300        32,207,625
Champion Enterprises, Inc. (b)                     65,000         1,779,375
Champion International Corp.                       95,100         3,851,550
Chase Manhattan Corp.                             165,000        11,230,312
CIGNA Corp.                                       231,650        17,909,441
Circuit City Stores-Circuit City Group            258,200        12,893,862
CMS Energy Corp.                                  246,150        11,922,891
Comerica, Inc.                                     78,650         5,362,947
CommScope, Inc. (b)                               134,499         2,261,264
Comverse Technology, Inc. (b)                      87,165         6,188,715
Consolidated Stores Corp. (b)                     251,500         5,077,156
Corning, Inc.                                     373,800        16,821,000
Covance, Inc. (b)                                  95,850         2,791,631
Crown Cork & Seal Co., Inc.                        93,700         2,887,131
Cummins Engine Co., Inc.                           26,600           944,300
Dial Corp.                                         98,500         2,844,188
Eastman Chemical Co.                              105,150         4,705,463
Electronic Data Systems Corp.                     340,000        17,085,000
EMC Corp. (b)                                     112,550         9,566,750
Entergy Corp.                                     576,700        17,949,787
FDX Corp. (b)                                     365,500        32,529,500
First American Corp. of Tennessee                  49,900         2,214,313
First Data Corp.                                  461,230        14,615,226
First Security Corp.                               94,200         2,201,925
Fleet Financial Group,  Inc.                      239,000        10,680,312
Fleetwood Enterprises,  Inc.                       50,400         1,751,400
Food Lion Inc., Class A                           434,200         4,613,375
Fort James Corp.                                  327,800        13,112,000
General Instrument Corp. (b)                      434,750        14,754,328
General Semiconductor, Inc. (b)                    66,575           545,083
Genzyme Corp. (b)                                  76,850         3,823,288
Genzyme-Molecular Oncology (b)                      7,409            24,079
Geon Co.                                           52,550         1,208,650
Goodyear Tire & Rubber Co.                        242,800        12,246,225
Great Lakes Chemical Corp.                         61,100         2,444,000
GreenPoint Financial Corp.                        109,200         3,835,650
Harnischfeger Industries,  Inc.                   132,650         1,351,372
HCR Manor Care, Inc. (b)                           99,050         2,909,594
Hibernia Corp., Class A                           105,850         1,839,144
Household International Inc.                      190,000         7,528,750
IMC Global Inc.                                   296,500         6,337,688
Johnson Controls Inc.                              90,000         5,310,000
Kimberly Clark Corp.                              358,150        19,519,175
Lafarge Corp.                                      90,800         3,677,400
Lear Corp. (b)                                    228,550         8,799,175
Lockheed Martin Corp.                             337,676        28,618,041
Lyondell Petrochemical Co.                        274,250         4,936,500

                                                  Shares         Value
                                              ------------- ----------------
Martin Marietta Materials, Inc.                    55,907    $    3,476,717
Masco Corp.                                       444,700        12,785,125
Nabisco Holdings Corp., Class A                   194,300         8,063,450
National Service Industries, Inc.                  61,200         2,325,600
Nextel Communications, Inc., Class A (b)          266,450         6,294,881
Norfolk Southern Corp.                            403,400        12,782,737
Peco Energy Co.                                   328,200        13,661,325
Pentair, Inc.                                     100,800         4,013,100
Philip Morris Companies, Inc.                     495,750        26,522,625
Praxair, Inc.                                     176,600         6,225,150
Raytheon Co., Class B                             321,950        17,143,837
Regions Financial Corp.                            49,000         1,975,313
Schering Plough Corp.                             178,200         9,845,550
Sears, Roebuck and Co.                            274,150        11,651,375
Southdown, Inc.                                   110,340         6,530,749
St. Jude Medical, Inc. (b)                        179,300         4,964,369
Timken Co.                                         33,550           633,256
TRW, Inc.                                          48,200         2,708,238
Tyson Foods, Inc., Class A                        354,750         7,538,438
Ultramar Diamond Shamrock Corp.                   196,418         4,763,137
Unocal Corp.                                      130,000         3,794,375
US Bancorp                                        245,641         8,720,255
USG Corp.                                          43,900         2,236,156
Vencor, Inc. (b)                                  193,600           871,200
Ventas, Inc.                                      193,000         2,352,188
Viad Corp.                                        187,350         5,690,756
Wells Fargo and Co.                               241,000         9,624,937
Witco Corp.                                        21,150           337,078
Xerox Corp.                                       393,750        46,462,500
York International Corp.                          117,700         4,803,631
                                                              -------------
Total U.S. Equities
     (Cost $637,542,592)                                        764,359,762
                                                              -------------
                                                 Face
                                                 Amount
                                              -------------
Short-Term Investments - 2.47%
Commercial Paper - 0.33%
Marriot International
5.750%, due 01/22/99                         $  1,500,000         1,494,968
Raytheon Co.
5.600%, due 01/22/99                             1,000,000          997,365
                                                              -------------
                                                                  2,492,333
                                                              -------------
U.S. Government Obligations - 0.19%
U.S. Treasury Bill 4.320%, due 02/25/99          1,500,000        1,490,684
                                                              -------------

                                                  Shares
                                              -------------
         Shares
Investment Companies - 1.95%
Brinson Supplementary Trust
U.S. Cash Management Prime Fund                 14,913,259       14,913,259
                                                              -------------
Total Short-Term Investments
     (Cost $18,894,832)                                          18,896,276
                                                              -------------
Total Investments
     (Cost $656,437,424) - 102.30%                              783,256,038
                                                              -------------
Liabilities, less cash and other assets
     - (2.30%)                                                  (17,611,553)
                                                              -------------
Net Assets - 100%                                             $ 765,644,485
                                                              =============

               See accompanying notes to schedule of investments.

U.S. Equity Fund - Schedule of Investments

December 31, 1998 (Unaudited)
-----------------------------------------------------------------------------
NOTES TO SCHEDULE OF INVESTMENTS

(a) Aggregate cost for federal income tax purposes was $656,437,424; and net unrealized appreciation consisted of:

     Gross unrealized appreciation                        $ 158,609,700
     Gross unrealized depreciation                          (31,791,086)
                                                          -------------
         Net unrealized appreciation                      $ 126,818,614
                                                          =============

(b) Non-income producing security

                See accompanying notes to financial statements.

U.S. Equity Fund - Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1998 (UNAUDITED)
ASSETS:
  Investments, at value:
    Unaffiliated issuers (Cost $641,524,165)                  $ 768,342,779
    Affiliated issuers (Cost $14,913,259)                        14,913,259
  Cash                                                              222,399
  Receivables:
    Investment securities sold                                    2,179,776
    Dividends                                                     1,450,031
    Interest                                                         23,580
    Fund shares sold                                                279,437
  Other assets                                                       15,000
                                                              -------------
          TOTAL ASSETS                                          787,426,261
                                                              -------------
LIABILITIES:
  Payables:
    Investment securities purchased                               4,474,672
    Fund shares redeemed                                         16,863,628
    Investment advisory fees                                        438,298
    Accrued expenses                                                  5,178
                                                              -------------
          TOTAL LIABILITIES                                      21,781,776
                                                              -------------
NET ASSETS                                                    $ 765,644,485
                                                              =============
NET ASSETS CONSIST OF:
  Paid in capital                                             $ 626,791,335
  Distributions in excess of net investment income                  (61,799)
  Accumulated net realized gain                                  12,096,335
  Net unrealized appreciation                                   126,818,614
                                                              -------------
          NET ASSETS                                          $ 765,644,485
                                                              =============
OFFERING PRICE PER SHARE:
Brinson Class I:
  Net asset value, offering price and redemption price
   per share (Based on net assets of $691,214,075
    and 35,393,125 shares issued and outstanding)             $       19.53
                                                              =============
Brinson Class N:
  Net asset value, offering price and redemption price
   per share (Based on net assets of $4,337,407
    and 222,981 shares issued and outstanding)                $       19.45
                                                              =============
UBS Investment Funds Class:
  Net asset value, offering price and redemption price
   per share (Based on net assets of $70,093,003
    and 3,602,379 shares issued and outstanding)              $       19.46
                                                              =============

                See accompanying notes to financial statements.

U.S. Equity Fund - Financial Statements

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 1998 (UNAUDITED)
INVESTMENT INCOME:
  Dividends                                                   $  5,256,751
  Interest                                                         369,095
                                                             -------------
     Total income                                                5,625,846
                                                             -------------
EXPENSES:
  Advisory                                                       2,368,764
  Administration                                                   154,148
  Distribution                                                     179,065
  Other                                                            180,729
                                                             -------------
     TOTAL EXPENSES                                              2,882,706
                                                             -------------
     NET INVESTMENT INCOME                                       2,743,140
                                                             -------------
NET REALIZED AND UNREALIZED GAIN:
  Net realized gain on:
  Investments                                                   21,292,728
  Futures contracts                                              1,501,017
                                                             -------------
     Net realized gain                                          22,793,745
                                                             -------------
Change in net unrealized appreciation or depreciation on:
  Investments                                                   10,133,678
  Futures contracts                                                (96,948)
                                                             -------------
     Change in net unrealized appreciation or depreciation      10,036,730
                                                             -------------
Net realized and unrealized gain                                32,830,475
                                                             -------------
Net increase in net assets resulting from operations          $ 35,573,615
                                                             =============

                See accompanying notes to financial statements.

U.S. Equity Fund - Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

                                                                     Six Months Ended        Year
                                                                     December 31, 1998       Ended
                                                                        (Unaudited)       June 30, 1998
                                                                     -----------------  ---------------
OPERATIONS:
  Net investment income                                                $   2,743,140    $   5,791,742
  Net realized gain                                                       22,793,745       44,131,079
  Change in net unrealized appreciation or depreciation                   10,036,730       58,277,883
                                                                       -------------    -------------
  Net increase in net assets resulting from operations                    35,573,615      108,200,704
                                                                       -------------    -------------

DISTRIBUTIONS TO SHAREHOLDERS:
  Distributions from and in excess of net investment income:
    Brinson Class I                                                       (3,835,995)      (4,978,081)
    Brinson Class N                                                          (21,154)            (832)
    UBS Investment Funds Class                                              (190,577)        (249,586)
  Distributions from net realized gain:
    Brinson Class I                                                      (34,670,366)     (28,383,478)
    Brinson Class N                                                         (216,952)             (64)
    UBS Investment Funds Class                                            (3,774,710)      (2,678,143)
                                                                       -------------    -------------
  Total distributions to shareholders                                    (42,709,754)     (36,290,184)
                                                                       -------------    -------------

CAPITAL SHARE TRANSACTIONS:
  Shares sold                                                            153,042,464      346,081,960
  Shares issued in connection with reorganization                         23,269,419             --
  Shares issued on reinvestment of distributions                          39,648,720       33,981,329
  Shares redeemed                                                       (104,278,829)    (163,864,419)
                                                                       -------------    -------------
  Net increase in net assets resulting from capital
   share transactions                                                    111,681,774      216,198,870
                                                                       -------------    -------------
     TOTAL INCREASE IN NET ASSETS                                        104,545,635      288,109,390
                                                                       -------------    -------------
NET ASSETs:
  Beginning of period                                                    661,098,850      372,989,460
                                                                       -------------    -------------
  End of period (including accumulated undistributed
   (distributions in excess of) net investment income
    (loss) of $(61,799) and $1,242,787, respectively)                  $ 765,644,485    $ 661,098,850
                                                                       =============    =============

                  See accompany notes to financial statements

U.S. Equity Fund - Financial Highlights

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                                                  Six Months Ended           Year Ended June 30,              February 22, 1994*
                                                  December 31, 1998  ----------------------------------------      Through
Brinson Class I                                     (Unaudited)         1998       1997       1996      1995    June 30, 1994
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                  $  19.91       $  17.64    $  14.59  $  11.53   $   9.65      $  10.00
                                                      --------       --------    --------  --------   --------      --------
  Income from investment operations:
    Net investment income                                 0.08***        0.19        0.15      0.17       0.16          0.05
    Net realized and unrealized gain (loss)               0.73           3.39        4.27      3.31       1.89         (0.36)
                                                      --------       --------    --------  --------   --------      --------
     Total income (loss) from investment
      operations                                          0.81           3.58        4.42      3.48       2.05         (0.31)
                                                      --------       --------    --------  --------   --------      --------
  Less distributions:
    Distributions from net investment income             (0.12)         (0.18)      (0.14)    (0.17)     (0.14)        (0.04)
    Distributions from net realized gain                 (1.07)         (1.13)      (1.23)    (0.25)     (0.03)           --
                                                      --------       --------    --------  --------   --------      --------
     Total distributions                                 (1.19)         (1.31)      (1.37)    (0.42)     (0.17)        (0.04)
                                                      --------       --------    --------  --------   --------      --------
Net asset value, end of period                        $  19.53       $  19.91    $  17.64  $  14.59   $  11.53      $   9.65
                                                      ========       ========    ========  ========   ========      ========
Total return (non-annualized)                             4.32%         21.48%      31.87%    30.57%     21.45%        (3.10)%
Ratios/Supplemental data:
  Net assets, end of period (in 000s)                 $691,214       $605,768    $337,949  $126,342   $ 42,573      $  8,200
  Ratio of expenses to average net assets:
    Before expense reimbursement                          0.80%**        0.80%       0.89%     1.14%      1.70%         5.40%**
    After expense reimbursement                 N/A        N/A           0.80%       0.80%     0.80%      0.80%**       0.80%**
  Ratio of net investment income to average net assets:
    Before expense reimbursement                          0.86%**        1.12%       1.06%     1.13%      1.09%        (2.82)%**
    After expense reimbursement                            N/A            N/A        1.15%     1.47%      1.99%         1.78%**
Portfolio turnover rate                                     17%            42%         43%       36%        33%            9%

*   Commencement of investment operations
**  Annualized
*** The net investment income per share data was determined by using average shares outstanding throughout the period.
N/A = Not applicable

                See accompanying notes to financial statements.

U.S. Equity Fund - Financial Highlights

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                                                    Six Months Ended
                                                    December 31, 1998   Year Ended
Brinson Class N                                        (Unaudited)    June 30, 1998*
-------------------------------------------------------------------------------------
Net asset value, beginning of period                    $ 19.88           $ 17.64
                                                        -------           -------
  Income from investment operations:
    Net investment income                                  0.07***           0.15
    Net realized and unrealized gain                       0.67              3.37
                                                        -------           -------
     Total income from investment operations               0.74              3.52
                                                        -------           -------
  Less distributions:
    Distributions from net investment income              (0.10)            (0.15)
    Distributions from net realized gain                  (1.07)            (1.13)
                                                        -------           -------
     Total distributions                                  (1.17)            (1.28)
                                                        -------           -------
Net asset value, end of period                          $ 19.45           $ 19.88
                                                        =======           =======
Total return (non-annualized)                              4.00%            21.10%
Ratios/Supplemental Data:
    Net assets, end of period (in 000s)                 $ 4,337           $   268
    Ratio of expenses to average net assets                1.05%**           1.05%
    Ratio of net investment income to average
     net assets                                            0.61%**           0.87%
    Portfolio turnover rate                                  17%               42%

*   Commencement of Brinson Class N was June 30, 1997
**  Annualized
*** The net investment income per share data was determined by using average shares outstanding throughout the period.

                See accompanying notes to financial statements.

U.S. Equity Fund - Financial Highlights

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                                                   Six Months Ended                                     July 31, 1995*
                                                   December 31, 1998    Year Ended      Year Ended          Through
UBS Investment Funds Class                            (Unaudited)      June 30, 1998   June 30, 1997     June 30, 1996
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                    $ 19.83          $ 17.59        $ 14.58            $ 11.94
                                                        -------          -------        -------            -------
  Income from investment operations:
    Net investment income                                  0.04***          0.09           0.11               0.10
    Net realized and unrealized gain                       0.71             3.38           4.22               2.92
                                                        -------          -------        -------            -------
     Total income from investment operations               0.75             3.47           4.33               3.02
                                                        -------          -------        -------            -------
  Less distributions:
  Distributions from net investment income                (0.05)           (0.10)         (0.09)             (0.13)
  Distributions from net realized gain                    (1.07)           (1.13)         (1.23)             (0.25)
                                                        -------          -------        -------            -------
     Total distributions                                  (1.12)           (1.23)         (1.32)             (0.38)
                                                        -------          -------        -------            -------
Net asset value, end of period                          $ 19.46          $ 19.83        $ 17.59            $ 14.58
                                                        =======          =======        =======            =======
Total return (non-annualized)                              4.04%           20.80%         31.28%             25.70%
Ratios/Supplemental Data:
  Net assets, end of period (in 000s)                   $70,093          $55,063        $35,039            $ 5,387
  Ratio of expenses to average net assets:
    Before expense reimbursement                           1.32%**          1.32%          1.41%              1.66%**
    After expense reimbursement                             N/A              N/A           1.32%              1.32%**
  Ratio of net investment income to average net assets:
    Before expense reimbursement                           0.34%**          0.60%          0.54%              0.61%**
    After expense reimbursement                             N/A              N/A           0.63%              0.95%**
  Portfolio turnover rate                                    17%              42%            43%                36%

*   Commencement of UBS Investment Funds Class
**  Annualized
*** The net investment income per share data was determined by using average shares outstanding throughout the period.
N/A = Not Applicable

                  See accompany notes to financial statements

U.S. Large Capitalization Equity Fund

[UBS LOGO APPEARS HERE]

The U.S. Large Capitalization Equity Fund is an actively managed portfolio that invests in common stocks of the largest U.S. corporations. Issues are selected from a universe of less than 300 of the largest capitalization domestic stocks collectively comprising 65% of the value of the U.S. equity market.

Since its performance inception on April 30, 1998, the UBS Investment Fund - U.S. Large Capitalization Equity has provided an annualized return of 5.29%, compared to the 11.71% return of its benchmark, the S&P 500 Equity Index. The discussion below focuses on Brinson's management of Large Capitalization Equities during 1998.

The UBS Investment Fund - U.S. Large Capitalization Equity has underperformed since its performance inception on April 30, 1998. Market exposure detracted modestly from active returns, consistent with a slightly below market beta and very strong equity market returns. Results suffered from a meaningful underweight in the largest capitalization, highest momentum issues at a time when investors turned to large, stable growth stocks for safety. Industry exposures also detracted from active returns with negative contributions from our overweights in tires, tobacco and rails and relative underweights in drugs and telephone utilities. These negative returns were only partially offset by positive contributions from our overweights to electronics and electric utilities and underweights to producer goods and business machines. Stock selection had a positive effect on the Fund in 1998. Among the strongest contributors were Federal Express, EMC Corp., Cigna and Schering Plough, while holdings in Lockheed Martin and Sears hurt stock-specific performance.

Within the large capitalization segment of the market, a relatively small and increasingly narrow group of stocks provided the majority of returns during the year. Our research suggested that many of the widely held, "mega-cap" stocks like General Electric, Microsoft, Bristol Myers, Bell Atlantic, Procter & Gamble, Pfizer and AT&T were overvalued even before the turmoil in emerging markets surfaced. Here at the beginning of 1999, we remain convinced that there are greater relative values away from such issues, and the Fund is positioned accordingly. Specifically, the Fund's most important factor exposures, as we enter 1999, include underweightings in size, momentum and foreign earnings and overweightings in the traditional value measures of earnings-price, book-price and yield. From an industry standpoint, the portfolio is underweighted in energy, drugs, telephone utilities, miscellaneous finance, chemicals and retail/apparel. Meaningful overweights include aerospace/defense, housing and paper, construction, transportation and service related issues.

U.S. Large Capitalization Equity Fund

Total Return
                                                        6 Months
                                                         Ended      4/30/98*
                                                        12/31/98  to 12/31/98
-----------------------------------------------------------------------------
UBS Investment Fund - U.S. Large Capitalization Equity     5.63%      5.29%
-----------------------------------------------------------------------------
S&P 500 Equity Index                                       9.23      11.71
-----------------------------------------------------------------------------

* Performance inception date of the UBS Investment Fund - U.S. Large Capitalization Equity.
Total return includes reinvestment of all capital gain and income distributions.

Illustration of an Assumed Investment of $10,000

This chart shows the growth in the value of an investment in the UBS Investment Fund - U.S. Large Capitalization Equity and the S&P 500 Equity Index if you had invested $10,000 on April 30, 1998, and had reinvested all your income dividends and capital gain distributions through December 31, 1998. No adjustment has been made for any income taxes payable by shareholders on income dividends and capital gain distributions. Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.


UBS Investment Fund - U.S. Large Capitalization Equity vs. S&P 500 Equity Index
Wealth Value with Dividends Reinvested

                              [CHART APPEARS HERE]

                             UBS Investment
                              Fund - U.S.
                         Large Capitalization      S&P 500
                                Equity           Equity Index
                         --------------------    ------------
             4/30/96            $10,000             $10,000
             5/31/98             $9,827              $9,828
             6/30/98             $9,968             $10,227
             7/31/98             $9,774             $10,118
             8/31/98             $8,481              $8,655
             9/30/98             $9,133              $9,210
            10/31/98             $9,795              $9,959
            11/30/98            $10,212             $10,563
            12/31/98            $10,529             $11,171


Fund returns are net of all fees and costs, while the Index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing.

U.S. Large Capitalization Equity Fund

Industry Diversification
As a Percent of Net Assets
As of December 31, 1998 (Unaudited)
-----------------------------------------------------------------------------
U.S. EQUITIES
Basic Industries
         Chemicals                  1.18%
         Housing/Paper              6.07
         Metals                     0.53
                                  ------
                                    7.78
Capital Investment
         Capital Goods              8.54
         Technology                13.77
                                  ------
                                   22.31
Consumer
         Autos/Durables             2.37
         Health: Drugs              1.85
         Health: Non-Drugs          4.30
         Non-Durables               5.92
         Retail/Apparel             2.19
                                  ------
                                   16.63

Energy                              0.71%
Financial
         Banks                     10.77
         Non-Banks                 10.04
                                  ------
                                   20.81

Transportation                     14.58
Services/Miscellaneous              8.13
Utilities
         Electric                   2.98
                                  ------
           Total U.S. Equities     93.93*
                                  ------

SHORT-TERM INVESTMENTS              6.27*
                                  ------
           TOTAL INVESTMENTS      100.20
LIABILITIES, LESS CASH AND
         OTHER ASSETS              (0.20)
                                  ------
NET ASSETS                        100.00%
                                  ======

-----------------------------------------------------------------------------

*The Fund held a long position in stock index futures on December 31, 1998 which increased U.S. Equity exposure from 93.93% to 99.56% and reduced exposure to Short-Term Investments from 6.27% to 0.64%.

Top 10 U.S. Equity Holdings
As of December 31, 1998 (Unaudited)
                                     Percent of
                                     Net Assets
------------------------------------------------
 1. Xerox Corp.                         8.74%
 2. FDX Corp.                           6.11
 3. Burlington Northern Santa Fe Corp.  6.07
 4. Lockheed Martin Corp.               5.32
 5. Philip Morris Companies, Inc.       5.03
 6. Baxter International, Inc.          3.78
 7. Kimberly Clark Corp.                3.67
 8. CIGNA Corp.                         3.39
 9. Aon Corp.                           3.35
10. Aetna Life & Casualty Co.           3.30
------------------------------------------------

U.S. Large Capitalization Equity Fund - Schedule of Investments

December 31, 1998 (Unaudited)
-----------------------------------------------------------------------------
                                                Shares            Value
                                              -----------     --------------
U.S. Equities - 93.93%
Aetna, Inc.                                        9,300      $     731,212
Aon Corp.                                         13,400            742,025
Automatic Data Processing, Inc.                    6,100            489,144
BankBoston Corp.                                   4,300            167,431
Baxter International, Inc.                        13,000            836,062
Bestfoods                                          3,700            197,025
Burlington Northern Santa Fe Corp.                39,800          1,343,250
Chase Manhattan Corp.                              6,900            469,631
CIGNA Corp.                                        9,700            749,931
Comerica, Inc.                                     3,300            225,019
Corning, Inc.                                     15,600            702,000
Covance, Inc. (b)                                  4,000            116,500
Crown Cork & Seal Co., Inc.                        3,800            117,088
Electronic Data Systems Corp.                     14,200            713,550
EMC Corp. (b)                                      4,700            399,500
Entergy Corp.                                     21,200            659,850
FDX Corp. (b)                                     15,200          1,352,800
First Data Corp.                                  19,200            608,400
Fleet Financial Group, Inc.                       10,000            446,875
Goodyear Tire & Rubber Co.                        10,400            524,550
Household International Inc.                       7,800            309,075
Kimberly Clark Corp.                              14,900            812,050
Lockheed Martin Corp.                             13,900          1,178,025
Masco Corp.                                       18,500            531,875
Norfolk Southern Corp.                            16,800            532,350
Philip Morris Companies, Inc.                     20,800          1,112,800
Praxair, Inc.                                      7,400            260,850
Raytheon Co., Class B                             13,400            713,550
Schering Plough Corp.                              7,400            408,850
Sears, Roebuck and Co.                            11,400            484,500
Unocal Corp.                                       5,400            157,613
US Bancorp                                        10,200            362,100
Wells Fargo and Co.                               10,100            403,369
Xerox Corp.                                       16,400          1,935,200
                                                              -------------
Total U.S. Equities (Cost $19,887,009)                           20,794,050
                                                              -------------
                                                 Face
                                                Amount            Value
                                              -----------     --------------
Short-Term Investments - 6.27%
Investment Companies - 6.27%
Brinson Supplementary Trust U.S. Cash
     Management Prime Fund
     (Cost $1,386,884)                       $ 1,386,884      $   1,386,884
                                                              -------------
Total Investments
     (Cost $21,273,893) - 100.20% (a)                            22,180,934
                                                              -------------
Liabilities, less cash and other
     assets - (0.20%)                                               (43,198)
                                                              -------------
Net Assets - 100%                                              $ 22,137,736
                                                              =============

               See accompanying notes to schedule of investments.

U.S. Large Capitalization Equity Fund - Schedule of Investments

December 31, 1998 (Unaudited)
-----------------------------------------------------------------------------
NOTES TO SCHEDULE OF INVESTMENTS

(a) Aggregate cost for federal income tax purposes was $21,273,893; and net unrealized appreciation consisted of:

     Gross unrealized appreciation                        $ 2,018,260
     Gross unrealized depreciation                         (1,111,219)
                                                          -----------
         Net unrealized appreciation                      $   907,041
                                                          ===========

(b) Non-income producing security

FUTURES CONTRACTS

The U.S. Large Capitalization Equity Fund had the following open futures contracts as of December 31, 1998:

                                     Settlement      Cost/     Current   Unrealized
                                        Date       Proceeds     Value       Gain
                                     ----------    --------    -------   ----------
Index Futures Buy Contracts
Standard & Poor's 500, 4 contracts   March 1999   $1,239,928  $1,245,500   $ 5,572

The segregated cash pledged to cover margin requirements for the open futures positions at December 31, 1998 was $54,000.

                See accompanying notes to financial statements.

U.S. Large Capitalization Equity Fund - Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1998 (UNAUDITED)
ASSETS:
  Investments, at value:
    Unaffiliated issuers (Cost $19,887,009)                     $ 20,794,050
    Affiliated issuers (Cost $1,386,884)                           1,386,884
  Cash                                                                35,998
  Receivables:
    Investment securities sold                                         6,194
    Dividends                                                         50,850
    Interest                                                           1,392
    Fund shares sold                                                   1,595
    Variation margin                                                   3,400
  Other assets                                                        32,594
                                                                ------------
     TOTAL ASSETS                                               $ 22,312,957
                                                                ------------
LIABILITIES:
  Payables:
    Investment securities purchased                                   77,485
    Fund shares redeemed                                              20,989
    Investment advisory fees                                           4,624
    Accrued expenses                                                  72,123
                                                                ------------
     TOTAL LIABILITIES                                               175,221
                                                                ------------
NET ASSETS                                                      $ 22,137,736
                                                                ============
NET ASSETS CONSIST OF:
  Paid in capital                                               $ 21,319,701
  Distributions in excess of net investment income                   (30,001)
  Accumulated net realized loss                                      (64,577)
  Net unrealized appreciation                                        912,613
                                                                ------------
     NET ASSETS                                                 $ 22,137,736
                                                                ============
OFFERING PRICE PER SHARE:
  Brinson Class I:
   Net asset value, offering price and redemption
    price per share (Based on net assets of $9,432,446
     and 913,878 shares issued and outstanding)                 $      10.32
                                                                ============
  Brinson Class N:
   Net asset value, offering price and redemption
    price per share (Based on net assets of $12,704,221
     and 1,232,392 shares issued and outstanding)               $      10.31
                                                                ============
  UBS Investment Funds Class:
   Net asset value, offering price and redemption
    price per share (Based on net assets of $1,069
     and 104 shares issued and outstanding)                     $      10.28
                                                                ============
                See accompanying notes to financial statements.

U.S. Large Capitalization Equity Fund - Financial Statements

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 1998 (UNAUDITED)
INVESTMENT INCOME:
  Dividends                                                  $   141,180
  Interest                                                        19,744
                                                             -----------
     TOTAL INCOME                                                160,924
                                                             -----------
EXPENSES:
  Advisory                                                        59,251
  Professional                                                    24,181
  Distribution                                                    17,757
  Other                                                           35,497
     TOTAL EXPENSES                                              136,686
                                                             -----------
     Expenses waived by Advisor                                  (51,141)
                                                             -----------
     NET EXPENSES                                                 85,545
                                                             -----------
     NET INVESTMENT INCOME                                        75,379
                                                             -----------
NET REALIZED AND UNREALIZED GAIN (LOSS):
  Net realized gain (loss) on:
    Investments                                                  (87,071)
    Futures contracts                                             91,795
                                                             -----------
     Net realized gain                                             4,724
                                                             -----------
  Change in net unrealized appreciation or depreciation on:
    Investments                                                1,094,763
    Futures contracts                                             (3,464)
                                                             -----------
  Change in net unrealized appreciation or depreciation        1,091,299
                                                             -----------
  Net realized and unrealized gain                             1,096,023
                                                             -----------
  Net increase in net assets resulting from operations       $ 1,171,402
                                                             ===========

                See accompanying notes to financial statements.

U.S. Large Capitalization Equity Fund - Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS
                                                                  Six Months Ended         April 6, 1998*
                                                                 December  31, 1998            Through
                                                                     (Unaudited)           June 30, 1998
                                                                 ------------------        --------------
OPERATIONS:
  Net investment income                                             $     75,379            $     32,434
  Net realized gain (loss)                                                 4,724                 (69,301)
  Change in net unrealized appreciation or depreciation                1,091,299                (178,686)
                                                                    ------------            ------------
  Net increase (decrease) in net assets resulting from operations      1,171,402                (215,553)
                                                                    ------------            ------------

DISTRIBUTIONS TO SHAREHOLDERS:
  Distributions from and in excess of net investment income:
    Brinson Class I                                                      (47,131)                   (191)
    Brinson Class N                                                      (69,880)                (20,605)
    UBS Investment Funds Class                                                (6)                     (1)
                                                                    ------------            ------------
  Total distributions to shareholders                                   (117,017)                (20,797)
                                                                    ------------            ------------

CAPITAL SHARE TRANSACTIONS:
  Shares sold                                                          9,027,897              16,922,491
  Shares issued on reinvestment of distributions                         116,156                  20,775
  Shares redeemed                                                     (4,248,075)               (519,553)
                                                                    ------------            ------------
  Net increase in net assets resulting from
  capital share transactions                                           4,895,978              16,423,713
                                                                    ------------            ------------

     TOTAL INCREASE IN NET ASSETS                                      5,950,363              16,187,363
                                                                    ------------            ------------
NET ASSETS:
  Beginning of period                                                 16,187,373                      10
                                                                    ------------            ------------
  End of period (including accumulated undistributed
   (distributions in excess of) net investment income of
    $(30,001) and $11,637, respectively)                           $  22,137,736            $ 16,187,373
                                                                    ============            ============

                See accompanying notes to financial statements.

U.S. Large Capitalization Equity Fund - Financial Highlights

The table below sets forth financial data for one share of capital stock outstanding throughout the period presented.

                                                     Six Months Ended  April 6, 1998*
                                                     December 31, 1998     Through
Brinson Class I                                         (Unaudited)     June 30, 1998
--------------------------------------------------------------------------------------
Net asset value, beginning of period                        $   9.80        $10.00
                                                            --------        ------
  Income from investment operations:
    Net investment income                                       0.03          0.02
    Net realized and unrealized gain (loss)                     0.56         (0.20)
                                                            --------        ------
     Total income (loss) from investment operations             0.59         (0.18)
                                                            --------        ------
  Less distributions:
    Distributions from net investment income                   (0.07)        (0.02)
    Distributions from net realized gain                          --            --
                                                            --------        ------
     Total distributions                                       (0.07)        (0.02)
                                                            --------        ------
Net asset value, end of period                              $  10.32        $ 9.80
                                                            ========        ======
Total return (non-annualized)                                   6.01%        (1.83)%
Ratios/Supplemental Data:
  Net assets, end of period (in 000s)                       $  9,432        $  154
  Ratio of expenses to average net assets:
    Before expense reimbursement                                1.40%**       1.59%**
    After expense reimbursement                                 0.80%**       0.80%**
  Ratio of net investment income to average net assets:
    Before expense reimbursement                                0.50%**       0.52%**
    After expense reimbursement                                 1.10%**       1.31%**
Portfolio turnover rate                                           19%           12%

 * Commencement of investment operations
** Annualized

                See accompanying notes to financial statements.

U.S. Large Capitalization Equity Fund - Financial Highlights

The table below sets forth financial data for one share of capital stock outstanding throughout the period presented.

                                                    Six Months Ended  April 6, 1998*
                                                    December 31, 1998    Through
Brinson Class N                                        (Unaudited)    June 30, 1998*
-------------------------------------------------------------------------------------
Net asset value, beginning of period                    $  9.78           $ 10.00
                                                        -------           -------
  Income from investment operations:
    Net investment income                                  0.04              0.02
    Net realized and unrealized gain (loss)                0.54             (0.23)
                                                        -------           -------
     Total income (loss) from investment operations        0.58             (0.21)
                                                        -------           -------
  Less distributions:
    Distributions from net investment income              (0.05)            (0.01)
    Distributions from net realized gain                     --                --
                                                        -------           -------
     Total distributions                                  (0.05)            (0.01)
                                                        -------           -------
Net asset value, end of period                          $ 10.31           $  9.78
                                                        =======           =======
Total return (non-annualized)                              5.97%            (2.02)%
Ratios/Supplemental Data:
  Net assets, end of period (in 000s)                   $12,704           $16,033
  Ratio of expenses to average net assets:
    Before expense reimbursement                           1.65%**           1.84%**
    After expense reimbursement                            1.05%**           1.05%**
  Ratio of net investment income to average net assets:
    Before expense reimbursement                           0.25%**           0.27%**
    After expense reimbursement                            0.85%**           1.06%**
  Portfolio turnover rate                                    19%               12%

*Commencement of investment operations
**Annualized

                See accompanying notes to financial statements.

U.S. Large Capitalization Equity Fund - Financial Highlights

The table below sets forth financial data for one share of capital stock outstanding throughout the period presented.

                                                    Six Months Ended  April 6, 1998*
                                                    December 31, 1998    Through
UBS Investment Funds Class                             (Unaudited)    June 30, 1998*
-------------------------------------------------------------------------------------
Net asset value, beginning of period                    $  9.79           $ 10.00
                                                        -------           -------
  Income from investment operations:
    Net investment income                                  0.02              0.02
    Net realized and unrealized gain (loss)                0.53             (0.22)
     Total income (loss) from investment operations        0.55             (0.20)
  Less distributions:
    Distributions from net investment income              (0.06)            (0.01)
    Distributions from net realized gain                     --                --
     Total distributions                                  (0.06)            (0.01)
Net asset value, end of period                          $ 10.28           $  9.79

Total return (non-annualized)                              5.63%            (2.06)%
Ratios/Supplemental Data:
  Net assets, end of period (in 000s)                   $     1           $     1
  Ratio of expenses to average net assets:
    Before expense reimbursement                           1.92%**           2.11%**
    After expense reimbursement                            1.32%**           1.32%**
  Ratio of net investment income to average net assets:
    Before expense reimbursement                          (0.02)%**          0.00%**
    After expense reimbursement                            0.58%**           0.79%**
  Portfolio turnover rate                                    19%               12%

  * Commencement of investment operations
**  Annualized

                See accompanying notes to financial statements.

U.S. Bond Fund

[UBS LOGO APPEARS HERE]

The U.S. Bond Fund is an actively managed diversified portfolio of U.S. investment-grade fixed income securities. Using fundamental research, we develop expectations about the returns on U.S. bonds based on the divergence of current market yields from our estimates of equilibrium yields. Relative value analysis drives both sector and individual issue selection.

Since its inception on August 31, 1995, the UBS Investment Fund - U.S. Bond has provided an annualized return of 7.60%, compared to the 8.21% return of the Salomon Smith Barney Broad Investment Grade (BIG) Bond Index. The fund's annualized return volatility over the same period has been 3.99% which is similar to the benchmark's 3.42%. For calendar year 1998, the UBS Investment Fund - U.S. Bond returned 7.80% versus 8.72% for the index. Returns were depressed by the unprecedented spread widening of corporate securities during the third quarter.

Interest rates fell roughly 100 basis points during 1998 with nearly all of this decline occurring during the volatile third quarter. The Federal Reserve initiated an easing of monetary policy late in the third quarter to combat global instability. In all, the Fed lowered short rates 75 basis points to their current level of 4.75%.

Most investors will remember 1998 as one of the more tumultuous years on record. A confluence of global events at mid-year raised fears that a global economic crisis was unfolding. This precipitated a reassessment of risk on the part of most investors, which severely impacted market liquidity. A general "flight-to-quality" characterized the U.S. bond market for most of the second half of the year. While many financial assets responded negatively to these developments, corporate securities suffered disproportionately as investors sought the safe-haven of U.S. Treasuries. Signs of increasing global stability and market liquidity have become evident as we enter 1999. Overall, quality and liquidity were the most rewarded factors during 1998.

Industry Diversification
As a Percent of Net Assets
As of December 31, 1998 (Unaudited)
-----------------------------------------------------------------------------
U.S. BONDS
Corporate Bonds
         Airlines                                      0.08%
         Asset-Backed                                  7.60
         Banks                                         0.58
         Business and Public Service                   2.16
         CMO                                           5.46
         Consumer                                      2.69
         Energy                                        2.96
         Financial Services                            4.89
         Industrial Components                         0.85
         Real Estate                                   0.22
         Telecommunications                            3.42
                  Total U.S. Corporate Bonds          30.91

U.S. Government Agencies                              21.09
U.S. Government Obligations                           38.32
International Dollar Bonds                             4.77
                                                    -------
                  Total U.S. Bonds                    95.09
                                                    -------
U.S. Equities                                          1.04
                                                    -------
SHORT-TERM INVESTMENTS                                10.04
                                                    -------
                  TOTAL INVESTMENTS                  106.17
LIABILITIES, LESS CASH AND OTHER ASSETS               (6.17)
                                                    -------
NET ASSETS                                           100.00%
                                                    =======

U.S. Bond Fund

Total Return

                                                6 months  1 year    3 years  Annualized
                                                 ended     ended     ended   8/31/95* to
                                                12/31/98  12/31/98  12/31/98   12/31/98
----------------------------------------------------------------------------------------
UBS Investment Fund - U.S. Bond                   4.21%     7.80%     6.63%      7.60%
----------------------------------------------------------------------------------------
Salomon Smith Barney Broad Investment
 Grade (BIG) Bond Index                           4.57      8.72      7.29       8.21
----------------------------------------------------------------------------------------

* Inception date of the UBS Investment Fund - U.S. Bond.

Total return includes reinvestment of all capital gain and income distributions.

All total returns in excess of 1 year are average annualized returns.

Illustration of an Assumed Investment of $10,000

This chart shows the growth in the value of an investment in the UBS Investment Fund - U.S. Bond and the Salomon Smith Barney BIG Bond Index if you had invested $10,000 on August 31, 1995, and had reinvested all your income dividends and capital gain distributions through December 31, 1998. No adjustment has been made for any income taxes payable by shareholders on income dividends and capital gain distributions. Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.

UBS Investment Fund - U.S. Bond
vs. Salomon Smith Barney BIG Bond Index
Wealth Value with Dividends Reinvested

                              [CHART APPEARS HERE]

                                      UBS         Salomon Smith
                                 Investment Fund   Barney BIG
                                   U.S. Bond       Bond Index
                                 ---------------  -------------
                 8/31/95              10,000         10,000
                                      10,080         10,094
                                      10,230         10,229
                                      10,390         10,389
                12/31/95              10,529         10,532
                                      10,591         10,604
                                      10,366         10,425
                                      10,284         10,350
                                      10,202         10,273
                                      10,161         10,268
                 6/30/96              10,324         10,400
                                      10,345         10,428
                                      10,283         10,413
                                      10,491         10,594
                                      10,762         10,832
                                      11,032         11,011
                12/31/96              10,861         10,914
                                      10,871         10,956
                                      10,893         10,968
                                      10,731         10,857
                                      10,893         11,012
                                      11,011         11,116
                 6/30/97              11,141         11,248
                                      11,479         11,553
                                      11,370         11,453
                                      11,522         11,622
                                      11,675         11,788
                                      11,708         11,843
                12/31/97              11,844         11,964
                                      11,981         12,118
                                      11,970         12,110
                                      12,004         12,157
                                      12,050         12,220
                                      12,165         12,338
                 6/30/98              12,252         12,439
                                      12,264         12,465
                                      12,461         12,656
                                      12,682         12,954
                                      12,636         12,896
                                      12,717         12,967
                12/31/98              12,767         13,007


Fund returns are net of all fees and costs, while the Index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing.

U.S. Bond Fund - Schedule of Investments

December 31, 1998 (Unaudited)
-----------------------------------------------------------------------------
                                                  Face
                                                  Amount         Value
                                              ------------- ----------------
Bonds - 95.09%
U.S. Corporate Bonds - 30.91%
Aid-Israel, Series 10-Z, 0.000%,
     due 02/15/03                               $ 805,000    $     660,123
Capital One Bank, 6.830%, due 05/17/99            359,000          360,070
Cendant Corp., 7.750%, due 12/01/03               700,000          715,388
Chase Mortgage Finance Corp. 93-J1,
     Class 1A5, 6.625%, due 08/25/09               63,049           63,217
Chemical Mortgage Securities Inc. 93-1,
     Class A5, 7.450%, due 02/25/23               667,258          671,028
Ches Pot Tel MD, 8.000%, due 10/15/29              87,000          108,754
Chrysler Financial Corp.,
     7.400%, due 08/01/97                         100,000          112,690
Citicorp Mortgage Securities, Inc. 94-9,
     Class A8, 5.750%, due 06/25/09             1,039,536        1,023,381
Comed Transitional Funding Trust, 98-1,
     Class A7, 5.740%, due 12/25/10               695,000          698,996
Continental Airlines, Inc., EETC, 98-1B,
     6.748%, due 09/15/18                          75,000           75,088
Countrywide Funding Corp. FRN, 5.680%,
     due 12/01/03                                 250,000          241,250
Enron Corp., 6.750%, due 08/01/09                 800,000          825,114
Farmers Exchange Capital, 144A,
     7.050%, due 07/15/28                         400,000          402,451
First Bank Corporate Card Master Trust, 97-1,
     Class A, 6.400%, due 02/15/03                980,000        1,007,048
First Nationwide Trust, 98-3, Class 1PPA,
     6.500%, due 09/19/28                         514,243          514,706
Ford Motor Co., 6.625%, due 10/01/28              500,000          514,440
GE Capital Mortgage Services, Inc.,
     97-HE4 A7, 6.735%, due 12/25/28              410,000          422,649
General Motors Acceptance Corp.,
     9.625%, due 12/15/01                         294,000          327,018
GreenTree Financial Corp., 94.5, Class A5,
     8.300%, due 11/15/19                         320,000          347,977
Interamer Development Bank,
     6.800%, due 10/15/25                         100,000          113,318
Jefferson-Pilot, 144A,
     8.285%, due 03/01/46                         640,000          697,637
Lehman Brothers, Inc., Senior Note
     7.250%, due 04/15/03                         225,000          231,763
LG&E Capital Corp., 144A,
     5.750%, due 11/01/01                          65,000           64,744
Lockheed Martin Corp., Note
     7.700%, due 06/15/08                         282,000          318,932
MBNA Global Capital Securities FRN,
     6.019%, due 02/01/27                          90,000           82,824
Mid-America Energy,
     6.375%, due 06/15/06                         275,000          282,232
Monsanto Co., 144A,
     6.600%, due 12/01/28                       1,250,000        1,247,692
News America Holdings,
     7.750%, due 12/01/45                         358,000          380,216

                                                  Face
                                                  Amount         Value
                                              ------------- ----------------
Norwest Asset Securities Corp., 98-25,
     Class A5, 6.000%, due 12/25/28            $2,400,000    $   2,358,624
PanAmSat Corp.,
     6.000%, due 01/15/03                         375,000          372,054
     6.375%, due 01/15/08                         500,000          489,297
PNC Mortgage Securities Corp., 94-3,
     Class A8, 7.500%, due 07/25/24               215,000          221,787
Premier Auto Trust,
     96-3A, 6.500%, due 03/06/00                   53,129           53,246
     96-4A, Class A4, 6.400%, due 10/06/01        350,000          353,707
Prudential Home Mortgage Securities,
     93-30, Class A9, 6.963%, due 08/25/23         85,000           85,806
     93-43, Class A9, 6.750%, due 10/25/23        281,533          283,566
     94-3, Class A10, 6.500%, due 02/25/24        170,000          169,536
Residential Accredit Loans, Inc.,
     96-QS4, Class Al10,
     7.900%, due 08/25/26                         275,000          283,257
     98-QS4, Class AI5,
     7.000%, due 03/25/28                       1,850,000        1,919,657
Residential Asset Securitization Trust,
     97-A10, Class A1, 7.250%, due 12/25/27       692,587          698,772
SafeWay, Inc., 6.500%, due 11/15/08               315,000          326,486
Salomon, Inc., Debenture,
     6.750%, due 02/15/03                         300,000          308,976
Service Corp., International,
     6.000%, due 12/15/05                         250,000          249,223
Sprint Capital Corp., 6.875%, due 11/15/28      1,000,000        1,038,382
Structured Asset Securities Corp.,
     98-RF1, Class A, 8.712%, due 03/15/27        487,887          523,564
     98-RF2, 144A, 8.582%, due 07/15/27           171,060          183,035
Teco Energy, Inc., 5.540%, due 09/15/01         1,250,000        1,249,579
Tele-Communications Inc,
     9.800%, due 02/01/12                         950,000        1,268,065
Texas Utilities, 5.940%, due 10/15/11
     (putable 10/15/01)                           420,000          419,107
The Money Store Home Equity Trust,
     98-A, Class AF5, 6.370%, due 12/15/23        465,000          469,548
Thrift Financial Corp., 11.250%,
     due 01/01/16                                  38,455           40,400
Time Warner Entertainment, Inc.,
     8.375%, due 03/15/23                          94,000          114,971
Time Warner Inc., 7.570%, due 02/01/24            340,000          383,456
Transamerica Capital III,
     7.625%, due 11/15/37                         735,000          767,566
U.S.A. Waste Services,
     6.500%, due 12/15/02                         400,000          408,151
UCFC Home Equity Loan, 97-C, Class A8,
     FRN, 5.478%, due 09/15/27                    134,278          132,988
Vendee Mortgage Trust, 92-1, Class 2Z,
     7.750%, due 05/15/22                         512,194          561,243
Williams Co., 6.200%, due 08/01/02              1,100,000        1,102,748
Williams Holdings of Delaware,
     6.500%, due 12/01/08                         315,000          311,522
                                                             -------------
                                                                29,659,065
                                                             -------------

U.S. Bond Fund - Schedule of Investments

December 31, 1998 (Unaudited)
-----------------------------------------------------------------------------
                                                  Face
                                                  Amount         Value
                                              ------------- ----------------
International Dollar Bonds - 4.77%
Banco Santiago S.A.,  7.000%,
     due 07/18/07                             $  380,000     $     318,432
Banque Paribas, Sub. Notes,
     6.875%, due 03/01/09                        700,000           711,927
Credit Suisse-London, 144A, 7.900%,
     Resettable Perpetual Step-up Notes          500,000           500,000
Den Danske Bank, 144A,
     6.375%, due 06/15/08                        560,000           568,896
Empresa Nacional de Electricidad S.A.,
     7.875%, due 02/01/27                        394,000           328,906
Petroliam Nasional Berhad,  144A,
     7.625%, due 10/15/26                        430,000           293,273
Province of Quebec,  7.500%, due 07/15/23        200,000           228,700
Ras Laffan Liquified Natural Gas Co., Ltd.,
     144A,  8.294%, due 03/15/14                 450,000           370,917
Repsol International Finance,
     7.000%, due 08/01/05                        200,000           215,886
Republic of South Africa,
     9.625%, due 12/15/99                         71,000            72,420
Royal Bank of Scotland, 7.375%, Resettable
     Perpetual Step-up Notes                      80,000            82,353
Skandinaviska Enskilda Banken, 144A,
     Resettable Perpetual Step-up Notes          305,000           297,362
Tyco International Group, 144A,
     5.875%, due 11/01/04                        595,000           591,332
                                                             -------------
                                                                 4,580,404
                                                             -------------

U.S. Government Agencies - 21.09%
Federal Home Loan Bank,
     5.570%, due 08/17/00                      1,500,000         1,513,068
Federal Home Loan Mortgage Corp.
     7.000%, due 10/15/13                        492,125           504,474
     7.500%, due 01/15/23                        157,195           165,716
     7.238%, due 05/01/26                         19,486            19,807
Federal Home Loan Mortgage Corp. Gold
     8.000%, due 11/01/22                        128,980           133,495
     9.000%, due 03/01/24                         97,878           104,072
Federal National Mortgage Association
     6.959%, due 08/01/07                        484,016           521,672
     6.361%, due 06/01/08                      1,422,447         1,482,190
     8.000%, due 12/18/11                        100,000           105,710
     6.000%, due 01/01/14 TBA                    295,000           295,832
     8.000%, due 05/25/21                        260,000           266,325
     8.500%, due 07/15/21                         82,101            84,870
     9.000%, due 08/01/21                         21,471            22,779
     8.500%, due 07/01/22                         14,724            15,605

                                                  Face
                                                  Amount         Value
                                              ------------- ----------------
     9.500%, due 08/01/22                     $   90,958      $     97,069
     0.000%, due 09/25/22                        431,647           399,464
     7.500%, due 12/01/23                        624,461           641,049
     7.500%, due 01/01/28                        338,058           347,249
     8.500%, due 02/01/28                        138,666           145,252
     6.000%, due 03/01/28                        712,617           703,417
     6.500%, due 06/01/28                        780,479           785,851
     6.500%, due 09/01/28                        246,454           248,150
     6.500%, due 11/01/28                      3,511,180         3,535,351
     6.000%, due 12/01/28 TBA                  4,790,000         4,728,156
Federal National Mortgage Association Strips,
     7.500%, due 05/01/23 interest only          298,479            47,911
     0.000%, due 04/01/27 principal only         270,732           238,007
FNCI,  8.000%, due 02/01/13                      254,508           262,302
FNW, Series 95-W3, Class A,
     9.000%, due 04/25/25                        170,324           177,497
Government National Mortgage Association
     10.000%, due 09/15/00                         1,782             1,887
     10.000%, due 05/15/01                         2,642             2,797
     9.000%, due 11/15/04                         12,190            12,799
     9.000%, due 12/15/17                         39,834            42,816
     8.000%, due 08/15/22                         56,279            58,598
     7.500%, due 12/15/22                        275,793           284,425
     7.500%, due 12/15/23                      1,121,946         1,156,769
     7.500%, due 01/15/24                         74,829            77,132
     7.000%, due 02/16/24                        150,000           152,450
     7.500%, due 06/15/25                         93,707            96,611
     7.000%, due 07/15/25                        101,728           104,135
Jordan Aid,  8.750%, due 09/01/19                517,177           641,154
                                                             -------------
                                                                20,223,913
                                                             -------------
U.S. Government Obligations - 38.32%
U.S. Treasury Notes and Bonds
     5.500%, due 02/29/00                      4,525,000         4,567,422
     5.500%, due 05/31/00                      2,450,000         2,478,329
     6.625%, due 07/31/01                      5,110,000         5,352,725
     6.250%, due 08/31/02                      2,200,000         2,312,064
     6.500%, due 05/15/05                      2,000,000         2,191,876
     7.000%, due 07/15/06                      6,320,000         7,196,900
     5.625%, due 05/15/08                      4,540,000         4,843,612
     8.000%, due 11/15/21                      4,905,000         6,571,170
U.S. Treasury Inflation Indexed Note,
     3.625%, due 04/15/28                      1,270,000         1,254,644
                                                             -------------
                                                                36,768,742
                                                             -------------
Total Bonds (Cost $90,665,694)                                  91,232,124
                                                             -------------

U.S. Bond Fund - Schedule of Investments

December 31, 1998 (Unaudited)
-----------------------------------------------------------------------------
                                                  Shares         Value
                                              ------------- ----------------
Equities - 1.04%
U.S. Equities - 1.04%
Centaur Funding Corp., 144A                        1,355     $     248,815
                                                             -------------
Centaur Funding Corp., 144A                          715           747,622
                                                             -------------
Total Equities (Cost $896,080)                                     996,437
                                                             -------------

                                                   Face
                                                  Amount
                                              -------------
Short-Term Investments - 10.04%
Commercial Paper - 3.12%
Marriot International,
         5.750%, due 01/22/99                $ 1,500,000         1,494,969
Raytheon Co., 5.600%, due 01/22/99             1,500,000         1,496,047
                                                             -------------
Total Commercial Paper
     (Cost $2,990,068)                                           2,991,016
                                                             -------------

                                                 Shares
                                              -------------
Investment Companies - 6.92
Brinson Supplementary Trust U.S. Cash
Management Prime Fund
     (Cost $6,638,700)                         6,638,700         6,638,700
                                                             -------------
Total Short-Term Investments
     (Cost $9,628,768)                                           9,629,716
                                                             -------------
Total Investments
     (Cost $101,190,542) - 106.17%                             101,858,277
                                                             -------------
Liabilities, less cash and other
     assets - (6.17%)                                           (5,916,014)
                                                             -------------
Net Assets - 100%                                             $ 95,942,263
                                                             =============

NOTES TO SCHEDULE OF INVESTMENTS

(a) Aggregate cost for federal income tax purposes was $101,190,542; and net unrealized appreciation consisted of:

     Gross unrealized appreciation                        $1,154,761
     Gross unrealized depreciation                          (487,026)
                                                          ----------
         Net unrealized appreciation                      $  667,735
                                                          ==========

FRN: Floating rate note - The rate disclosed is that in effect at December 31, 1998.

TBA:  Security is subject to delayed delivery.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 1998, the value of these securities amounted to $6,213,776, or 6.48% of net assets.

Resettable Perpetual Preferred: A bond with either no maturity date or a maturity date that is so far in the future that the bond will pay interest indefinitely. The issuer generally retains the right to call such a bond.

                See accompanying notes to financial statements.

U.S. Bond Fund - Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1998 (UNAUDITED)
ASSETS:
  Investments, at value:
    Unaffiliated issuers (Cost $94,551,842)                   $ 95,219,577
    Affiliated issuers (Cost $6,638,700)                         6,638,700
  Cash                                                              35,470
  Receivables:
    Investment securities sold                                     344,847
    Fund shares sold                                                 1,750
    Interest                                                     1,160,848
    Other assets                                                     8,846
                                                              ------------
     TOTAL ASSETS                                              103,410,038
                                                              ------------
LIABILITIES:
  Payables:
    Investment securities purchased                              7,403,466
    Investment advisory fees                                        35,915
    Dividends                                                        1,774
    Accrued expenses                                                26,620
                                                              ------------
     TOTAL LIABILITIES                                           7,467,775
                                                              ------------
NET ASSETS                                                    $ 95,942,263
                                                              ============

NET ASSETS CONSIST OF:
  Paid in capital                                             $ 95,212,858
  Accumulated undistributed net investment income                   10,071
  Accumulated net realized gain                                     51,599
  Net unrealized appreciation                                      667,735
                                                              ------------
     NET ASSETS                                               $ 95,942,263
                                                              ============
OFFERING PRICE PER SHARE:
  Brinson Class I:
   Net asset value, offering price and redemption
    price per share (Based on net assets of $90,868,678
     and 8,556,121shares issued and outstanding)              $      10.62
                                                              ============
  Brinson Class N:
   Net asset value, offering price and redemption
    price per share (Based on net assets of $1,150 and
     108 shares issued and outstanding)                       $      10.65
                                                              ============
  UBS Investment Funds Class:
   Net asset value, offering price and redemption
    price per share (Based on net assets of
     $5,072,435 and 479,337 shares issued and outstanding)    $      10.58
                                                              ============

                See accompanying notes to financial statements.

U.S. Bond Fund - Financial Statements

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 1998 (Unaudited)
INVESTMENT INCOME:
  Interest                                                $ 1,955,254
                                                          -----------
     TOTAL INCOME                                           1,955,254
                                                          -----------
EXPENSES:
  Advisory                                                    164,957
  Professional                                                 19,203
  Registration                                                 13,667
  Distribution                                                 10,134
  Other                                                        12,089
                                                          -----------
     TOTAL EXPENSES                                           220,050
     Expenses waived by Advisor                               (12,367)
                                                          -----------
     NET EXPENSES                                             207,683
                                                          -----------
     NET INVESTMENT INCOME                                  1,747,571
                                                          -----------
NET REALIZED AND UNREALIZED GAIN:
  Net realized gain                                           809,071
  Change in net unrealized appreciation or depreciation       134,810
                                                          -----------
  Net realized and unrealized appreciation                    943,881
                                                          -----------
  Net increase in net assets resulting from operations    $ 2,691,452

                See accompanying notes to financial statements.

U.S. Bond Fund - Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

                                                             Six Months Ended      Year
                                                             December 31, 1998     Ended
                                                                (Unaudited)    June 30, 1998
                                                             ----------------- -------------
OPERATIONS:
  Net investment income                                         $  1,747,571    $  1,638,048
  Net realized gain                                                  809,071         801,133
  Change in net unrealized appreciation or depreciation              134,810         335,673
                                                                ------------    ------------
  Net increase in net assets resulting from operations             2,691,452       2,774,854
                                                                ------------    ------------
DISTRIBUTIONS TO SHAREHOLDERS:
  Distributions from net investment income:
    Brinson Class I                                               (1,922,429)     (1,526,152)
    Brinson Class N                                                      (27)            (54)
    UBS Investment Funds Class                                      (116,017)       (103,513)
  Distributions from net realized gain:
    Brinson Class I                                               (1,038,553)       (335,742)
    Brinson Class N                                                      (16)            (14)
    UBS Investment Funds Class                                       (68,968)        (25,812)
                                                                ------------    ------------
  Total distributions to shareholders                             (3,146,010)     (1,991,287)
                                                                ------------    ------------

CAPITAL SHARE TRANSACTIONS:
  Shares sold                                                     69,994,288      21,794,978
  Shares issued in connection with reorganization                 15,177,263            --
  Shares issued on reinvestment of distributions                   2,681,835       1,174,894
  Shares redeemed                                                (32,774,989)     (6,255,720)
                                                                ------------    ------------
  Net increase in net assets resulting from capital
   share transactions                                             55,078,397      16,714,152
                                                                ------------    ------------
     TOTAL INCREASE IN NET ASSETS                                 54,623,839      17,497,719
                                                                ------------    ------------
NET assets:
  Beginning of period                                             41,318,424      23,820,705
                                                                ------------    ------------
  End of period (including accumulated undistributed net
   investment income of $10,071 and $300,973, respectively)     $ 95,942,263    $ 41,318,424
                                                                ============    ============

                See accompanying notes to financial statements.

U.S. Bond Fund - Financial Statements

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                                                   Six Months Ended                                    August 31, 1995*
                                                   December 31, 1998    Year Ended      Year Ended          Through
Brinson Class I                                       (Unaudited)      June 30, 1998   June 30, 1997     June 30, 1996
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                    $ 10.58          $ 10.24        $  9.93            $ 10.00
                                                        -------          -------        -------            -------
  Income from investment operations:
    Net investment income                                  0.29***          0.53           0.51***            0.50
    Net realized and unrealized gain (loss)                0.18             0.53           0.32              (0.14)
                                                        -------          -------        -------            -------
     Total income from investment operations               0.47             1.06           0.83               0.36
                                                        -------          -------        -------            -------
  Less distributions:
    Distributions from net investment income              (0.28)           (0.58)         (0.52)             (0.40)
    Distributions in excess of net realized gain          (0.15)           (0.14)            --              (0.03)
                                                        -------          -------        -------            -------
     Total distributions                                  (0.43)           (0.72)         (0.52)             (0.43)
                                                        -------          -------        -------            -------
Net asset value, end of period                          $ 10.62          $ 10.58        $ 10.24            $  9.93
                                                        =======          =======        =======            =======
Total return (non-annualized)                              4.43%           10.60%          8.45%              3.60%
Ratios/Supplemental Data:
  Net assets, end of period (in 000s)                   $90,869          $38,874        $22,421            $ 9,047
  Ratio of expenses to average net assets:
    Before expense reimbursement                          0.64%**           0.84%          1.65%               363%**
    After expense reimbursement                           0.60%**           0.60%          0.60%              0.60%**
  Ratio of net investment income to average net assets:
    Before expense reimbursement                          5.30%**           5.61%          5.14%              3.00%**
    After expense reimbursement                           5.34%**           5.85%          6.19%              6.03%**
  Portfolio turnover rate                                  140%              198%           410%               363%

*   Commencement of investment operations
**  Annualized
*** The net investment income per share data was determined by using average shares outstanding throughout the period.

                See accompanying notes to financial statements.

U.S. Bond Fund - Financial Highlights

The table below sets forth financial data for one share of capital stock outstanding throughout the period presented.

                                                    Six Months Ended
                                                    December 31, 1998   Year Ended
Brinson Class N                                        (Unaudited)    June 30, 1998*
-------------------------------------------------------------------------------------
Net asset value, beginning of period                    $ 10.58           $ 10.24
                                                        -------           -------
  Income from investment operations:
    Net investment income                                  0.34***           0.61
    Net realized and unrealized gain                       0.14              0.42
                                                        -------           -------
     Total income from investment operations               0.48              1.03
                                                        -------           -------
  Less distributions:
     Distributions from net investment income             (0.26)            (0.55)
    Distributions from net realized gain                  (0.15)            (0.14)
                                                        -------           -------
     Total distributions                                  (0.41)            (0.69)
                                                        -------           -------
  Net asset value, end of period                        $ 10.65           $ 10.58
                                                        =======           =======
Total return (non-annualized)                              4.53%            10.30%
Ratios/Supplemental Data:
  Net assets, end of period (in 000s)                   $     1           $     1
  Ratio of expenses to average net assets:
    Before expense reimbursement                           0.89%**           1.09%
    After expense reimbursement                            0.85%**           0.85%
  Ratio of net investment income to average net assets:
    Before expense reimbursement                           5.05%**           5.36%
    After expense reimbursement                            5.09%**           5.60%
  Portfolio turnover rate                                   140%              198%

*   Commencement of investment operations
**  Annualized
*** The net investment income per share data was determined by using average shares outstanding throughout the period.

                See accompanying notes to financial statements.

U.S. Bond Fund - Financial Statements

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                                                   Six Months Ended                                    August 31, 1995*
                                                   December 31, 1998    Year Ended      Year Ended          Through
UBS Investment Class                                  (Unaudited)      June 30, 1998   June 30, 1997     June 30, 1996
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                    $ 10.54          $ 10.22        $  9.92            $ 10.00
                                                        -------          -------        -------            -------

Income from investment operations:
Net investment income                                      0.26***          0.50           0.46***            0.46
Net realized and unrealized gain (loss)                    0.18             0.49           0.32              (0.13)
                                                        -------          -------        -------            -------
Total income from investment operations                    0.44             0.99           0.78               0.33
                                                        -------          -------        -------            -------
Less distributions:
Distributions from net investment income                  (0.25)           (0.53)         (0.48)             (0.38)
Distributions in excess of net realized gain              (0.15)           (0.14)            --              (0.03)
                                                        -------          -------        -------            -------
Total distributions                                       (0.40)           (0.67)         (0.48)             (0.41)
                                                        -------          -------        -------            -------
Net asset value, end of period                          $ 10.58          $ 10.54        $ 10.22            $  9.92
                                                        =======          =======        =======            =======


Total return (non-annualized)                              4.21%            9.97%          7.91%              3.24%
Ratios/Supplemental Data:
Net assets, end of period (in 000s)                     $ 5,072          $ 2,444        $ 1,399            $   636
Ratio of expenses to average net assets:
Before expense reimbursement                               1.11%**          1.31%          2.12%              4.10%**
After expense reimbursement                                1.07%**          1.07%          1.07%              1.07%**
Ratio of net investment income to average net assets:
Before expense reimbursement                               4.83%**          5.14%          4.67%              2.53%**
After expense reimbursement                                4.87%**          5.38%          5.72%              5.56%**
Portfolio turnover rate                                     140%             198%           410%               363%

*   Commencement of investment operations
**  Annualized
*** The net investment income per share data was determined by using average shares outstanding throughout the period.

                See accompanying notes to financial statements.

U.S. Large Capitalization Growth Fund

[UBS LOGO APPEARS HERE]

The U.S. Large Capitalization Growth Fund is an actively managed portfolio invested in the common stocks of companies whose internal financial returns and earnings or cash flow growth prospects are well above the average large capitalization company ($3 billion or larger). While valuation is an important aspect in the screening process, fundamental dynamics are more heavily weighted. The investment strategy emphasizes stock selection with attention given to factor and sector exposures relative to the benchmark.

The distribution of the UBS Investment Fund Class of the U.S. Large Capitalization Growth Fund commenced on December 31, 1998. The discussion that follows relates to the performance of the U.S. Large Capitalization Growth Fund for the year ended December 31, 1998.

Generally, 1998 was a very good year to be a large capitalization growth manager. The uncertainties around the world led investors to seek assured growth wherever they could find it, particularly in larger sized companies. In the second half of the year, however, there began to be some differentiation among the favorites as many of the dominant global franchise companies such as Coca-Cola began to stumble with fundamental problems. This put even more focus on health care and technology where performance broadened out beyond just the biggest companies. Our performance was helped by our stock selection in the latter part of the year with investments such as Sun Microsystems, Oracle, Immunex, and AT&T. Areas which hurt performance were an overweighting in financial stocks and a small but meaningful commitment in the energy sector, particularly oil service companies such as Schlumberger.

The major challenge facing growth investors in 1999 is twofold. First, some major sectors such as technology and health care have performed extremely well and are clearly not undervalued. World economic trends and populist political initiatives respectively could make both sectors more risky going forward. Our solution is to continue to look at companies which have not been the major leaders but which have strong fundamentals and relatively good valuations. Secondly, growth investing as a strategy has enjoyed extreme popularity in recent years at the expense of value investing. Efforts to reflate here and overseas may lead to more competitive earnings gains from more cyclical sources, something which has not been present for some time. Our solution is to look for growth companies which have been hurt by global economic woes and which may actually perform well under these conditions. We have consciously underweighted the major companies in most sectors unless we are extremely confident of fundamentals.

U.S. Large Capitalization Growth Fund

[UBS LOGO APPEARS HERE]

Industry Diversification
As a Percent of Net Assets
As of December 31, 1998
-----------------------------------------------------------------------------
U.S. EQUITIES
Basic Industries
         Chemicals                  2.17%
         Housing/Paper              2.10
                                  ------
                                    4.27
Capital Investment
         Capital Goods              1.99
         Technology                18.77
                                  ------
                                   20.76
Consumer
         Autos/Durables             7.29
         Health: Drugs             13.84
         Health: Non-Drugs          8.13
         Non-Durables               9.02
         Retail/Apparel             5.10
                                  ------
                                   43.38

Energy                              4.17%
Financial
         Banks                      1.74
         Non-Banks                  6.01
                                  ------
                                    7.75

Transportation                      0.73
Services/Miscellaneous              8.04
Utilities
         Telephone                  7.10
                                  ------
            Total U.S. Equities    96.20

SHORT-TERM INVESTMENTS              3.18
                                  ------
            TOTAL INVESTMENTS      99.38
CASH AND OTHER ASSETS,
         LESS LIABILITIES           0.62
                                  ------
NET ASSETS                        100.00%
                                  ======

Top 10 U.S. Equity Holdings
As of December 31, 1998
                                         Percent of
                                         Net Assets
----------------------------------------------------
 1. Sun Microsystems, Inc.                   4.13%
 2. International Business Machines Corp.    4.01
 3. General Electric Co.                     3.69
 4. Wal-Mart Stores, Inc.                    2.75
 5. Abbott Laboratories                      2.72
 6. Albertson's, Inc.                        2.61
 7. Philip Morris Companies, Inc.            2.58
 8. AFLAC, Inc.                              2.55
 9. Time Warner, Inc.                        2.54
10. Medtronics, Inc.                         2.51
----------------------------------------------------

U.S. Large Capitalization Growth Fund - Schedule of Investments

December 31, 1998
-----------------------------------------------------------------------------
                                                Shares            Value
                                             -----------    -----------------
U.S. Equities - 96.20%
Abbott Laboratories                               2,300       $    112,700
AFLAC, Inc.                                       2,400            105,600
Albertson's, Inc.                                 1,700            108,269
American Express, Co.                             1,000            102,250
AT&T Corp.                                        1,100             82,775
Autozone, Inc. (b)                                2,200             72,463
BankAmerica Corp.                                 1,200             72,150
Bristol-Myers Squibb Co.                            600             80,287
CBS Corp.                                         2,100             68,775
Chubb Corp.                                       1,000             64,875
Citigroup, Inc.                                     800             39,600
Compaq Computer Corp.                             2,300             96,456
Continental Airlines, Inc., Class B (b)             900             30,150
Dayton Hudson Corp.                               1,800             97,650
E.I. du Pont de Nemours & Co.                     1,700             90,206
Exxon Corp.                                         900             65,813
Fox Entertainment Group, Inc., Class A (b)          800             20,150
General Electric Co.                              1,500            153,094
Halliburton Co.                                   1,600             47,400
Hewlett-Packard Co.                                 700             47,819
Immunex Corp. (b)                                   800            100,650
Intel Corp.                                         500             59,281
International Business Machines Corp.               900            166,275
Johnson & Johnson                                   900             75,487
Kimberly Clark Corp.                              1,600             87,200
Liberty Media Group, Class A (b)                  1,400             64,488
Lilly (Eli) & Co.                                 1,100             97,762
Loral Space & Communications Ltd. (b)             3,600             64,125
Lowe's Companies, Inc.                            1,500             76,781
Lucent Technologies, Inc.                           400             44,000
McDonald's Corp.                                    900             68,963
Medtronic, Inc.                                   1,400            103,950
Merck & Co., Inc.                                   600             88,612
Microsoft, Inc. (b)                                 400             55,475
Monsanto Co.                                      1,100             52,250
Morgan Stanley Dean Witter & Co.                    600             42,600
Northern Telecom Ltd.                               800             40,100
Oracle Corp. (b)                                  1,200             51,750
PepsiCo, Inc.                                     2,200             90,062
Philip Morris Companies,  Inc.                    2,000            107,000
QUALCOMM, Inc. (b)                                  700             36,269
Raytheon Co., Class A                             1,600             82,700
Schering Plough Corp.                             1,700             93,925
Schlumberger Ltd.                                 1,300             59,963
Sun Microsystems, Inc. (b)                        2,000            171,250
Tele-Communications
  TCI Ventures Group, Class A (b)                 2,700             63,619
Texas Instruments, Inc.                           1,100             94,119
Time Warner, Inc.                                 1,700            105,506
Wal-Mart Stores, Inc.                             1,400            114,012
Waste Management, Inc.                            1,600             74,600
                                                              ------------
Total U.S. Equities (Cost $3,402,970)                            3,991,256
                                                              ------------
                                                 Face
                                                Amount            Value
                                             -----------    -----------------
Short-Term Investments - 3.18%
Investment Companies - 3.18%
Brinson Supplementary Trust U.S. Cash
     Management Prime Fund (Cost $131,691)     $131,691       $    131,691
                                                              ------------
Total Investments
     (Cost $3,534,661) - 99.38%                                  4,122,947
                                                              ------------
Cash and other assets,
     less liabilities - 0.62%                                       25,841
                                                              ------------
Net Assets - 100%                                               $4,148,788
                                                              ============


NOTES TO SCHEDULE OF INVESTMENTS

(a) Aggregate cost for federal income tax purposes was $3,534,661; and net unrealized appreciation consisted of:

         Gross unrealized appreciation                        $677,003
         Gross unrealized depreciation                         (88,717)
                                                              --------
              Net unrealized appreciation                     $588,286
                                                              ========

(b) Non-income producing security

                See accompanying notes to financial statements.

U.S. Large Capitalization Growth Fund - Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1998
ASSETS:
  Investments, at value:
    Unaffiliated issuers (Cost $3,402,970)                       $3,991,256
    Affiliated issuers (Cost $131,691)                              131,691
  Cash                                                                  114
  Receivables:
    Dividends                                                         1,881
    Interest                                                            393
    Fund shares sold                                                 50,010
                                                                -----------
    Total Assets                                                  4,175,345
                                                                -----------

LIABILITIES:
  Payables:
    Investment securities purchased                                  25,397
    Accrued expenses                                                  1,160
                                                                -----------
     TOTAL LIABILITIES                                               26,557
                                                                -----------
NET ASSETS                                                       $4,148,788
                                                                ===========
NET ASSETS CONSIST OF:
    Paid in capital                                              $3,291,916
    Accumulated net realized gain                                   268,586
    Net unrealized appreciation                                     588,286
                                                                -----------
     NET ASSETS                                                  $4,148,788
                                                                ===========
OFFERING PRICE PER SHARE:
  Brinson Class I:
   Net asset value, offering price and redemption
    price per share (Based on net assets of $4,146,788
     and 350,212 shares issued and outstanding)                 $     11.84
                                                                ===========
  Brinson Class N:
   Net asset value, offering price and redemption
    price per share (Based on net assets of $1,000 and
     84 shares issued and outstanding)                          $     11.84
                                                                ===========
  UBS Investment Funds Class:
   Net asset value, offering price and redemption
    price per share (Based on net assets of $1,000 and
     84 shares issued and outstanding)                          $     11.84
                                                                ===========

                See accompanying notes to financial statements.

U.S. Large Capitalization Growth Fund - Financial Statements

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1998
INVESTMENT INCOME:
  Dividends                                                $    61,083
  Interest                                                      14,387
                                                           -----------
     TOTAL INCOME                                               75,470
                                                           -----------
EXPENSES:
  Advisory                                                      33,493
  Registration                                                  22,522
  Fund accounting                                               19,260
  Transfer agent                                                14,665
  Shareholder servicing                                         13,511
  Shareholder reporting                                         12,757
  Professional                                                  11,125
  Custodian                                                     10,976
  Administration                                                 7,361
  Other                                                          7,579
                                                           -----------
     TOTAL EXPENSES                                            153,249
     Expenses waived and reimbursed by advisor                 (98,048)
                                                           -----------
     NET EXPENSES                                               55,201
                                                           -----------
     NET INVESTMENT INCOME                                      20,269
                                                           -----------
NET REALIZED AND UNREALIZED GAIN:
  Net realized gain on investments                             438,421
  Change in net unrealized appreciation or depreciation
   on investments                                              554,465
                                                           -----------
  Net realized and unrealized gain                             992,886
                                                           -----------
  Net increase in net assets resulting from operations     $ 1,013,155
                                                           ===========

                See accompanying notes to financial statements.

U.S. Large Capitalization Growth Fund - Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                     October 14, 1997*
                                                                       Year Ended         Through
                                                                   December 31, 1998 December 31, 1997
                                                                   ----------------- ------------------
OPERATIONS:
  Net investment income                                               $    20,269       $     9,350
  Net realized gain (loss)                                                438,421           (14,545)
  Change in net unrealized appreciation or depreciation                   554,465            33,821
                                                                      -----------       -----------
  Net increase in net assets resulting from operations                  1,013,155            28,626
                                                                      -----------       -----------

DISTRIBUTIONS TO SHAREHOLDERS:
  Distributions from net investment income:
    Brinson Class I                                                       (19,205)           (9,050)
  Distributions from net realized gain:
    Brinson Class I                                                      (151,936)               --
                                                                      -----------       -----------
  Total distributions to shareholders                                    (171,141)           (9,050)
                                                                      -----------       -----------

CAPITAL SHARE TRANSACTIONS:
  Shares sold                                                           4,973,380         4,108,844
  Shares issued on reinvestment of distributions                          170,881             9,050
  Shares redeemed                                                      (5,974,601)             (356)
                                                                      -----------       -----------
  Net increase (decrease) in net assets resulting
   from capital share transactions                                       (830,340)        4,117,538
                                                                      -----------       -----------
     TOTAL INCREASE IN NET ASSETS                                          11,674         4,137,114
                                                                      -----------       -----------

NET ASSETS:
  Beginning of period                                                   4,137,114                --
                                                                      -----------       -----------
  End of period (including accumulated undistributed net
   investment income of $300 in 1997)                                 $ 4,148,788       $ 4,137,114
                                                                      ===========       ===========

* Commencement of investment operations

                See accompanying notes to financial statements.

U.S. Large Capitalization Growth Fund - Financial Highlights

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.***

                                                    Six Months Ended  October 14, 1997**
                                                    December 31, 1998    Through
Brinson Class I                                        (Unaudited)    June 30, 1998*
----------------------------------------------------------------------------------------
Net asset value, beginning of period                    $  9.92           $ 10.00
                                                        -------           -------
  Income from investment operations:
    Net investment income                                  0.06              0.02
    Net realized and unrealized gain (loss)                2.38             (0.08)
                                                        -------           -------
     Total income from investment operations               2.44             (0.06)
                                                        -------           -------

  Less distributions:
    Distributions from net investment income              (0.06)            (0.02)
    Distributions from net realized gain                  (0.46)               --
                                                        -------           -------
     Total distributions                                  (0.52)            (0.02)
                                                        =======           =======

Net asset value, end of period                          $ 11.84           $  9.92
Total return (non-annualized)                             24.90%            (0.55)%
Ratios/Supplemental Data:
  Net assets, end of period (in 000s)                   $ 4,147           $ 4,137
  Ratio of expenses to average net assets:
    Before expense reimbursement                           2.76%             8.54%**
    After expense reimbursement                            0.99%             1.00%**
  Ratio of net investment income (loss) to
   average net assets:
    Before expense reimbursement                          (1.40)%           (6.19)%**
    After expense reimbursement                            0.37%             1.35%**
  Portfolio turnover rate                                   N/A               N/A

  *   Commencement of investment operations
 **   Annualized
***   Reflects 10 for 1 share split effective December 9, 1998.
N/A = Information is not available for periods prior to reorganization, as described in notes to financial statements.

                See accompanying notes to financial statements.

U.S. Small Capitalization Growth Fund

[UBS LOGO APPEARS HERE]

The U.S. Small Capitalization Growth Fund invests in companies with market capitalizations of less than $1 billion which we expect to experience above-average earnings/cash flow growth or meaningful changes in underlying value. As such, we seek to identify rapidly growing companies with leading products or industry positions and a proven record of achievement. The Fund's emphasis is on companies with strong business franchises that generate rapidly rising earnings and controlling risk through diversification and attention to reasonable valuations.

The distribution of the UBS Investment Fund Class of the U.S. Small Capitalization Growth Fund commenced on December 31, 1998. The discussion that follows relates to the performance of the U.S. Small Capitalization Growth Fund for the year ended December 31, 1998.

The largest negative impact was from the Fund's overweight in the oil services area, which was down sharply, and from underweights in technology and utilities, which performed well. On the positive side, the Fund's overweights in retail foods, miscellaneous finance, and life insurance helped results. We have taken steps to narrow our portfolio ranges in order to keep industry selection from continuing to be such a large factor going forward.

Stock selection was also negative this year, with a larger than usual number of companies experiencing unexpected accounting and operating problems. Stocks that detracted from performance in 1998 included Vesta Insurance, Oakwood Homes, Landry's Seafood, Technology Solutions, and General Nutrition. The Fund's better performing stocks included Waters Corp, Foodmaker, U.S. Foodservice, Sanmina, and Swift Transportation.

If we widen our perspective to the overall small cap market, it was a difficult year for small cap investors. The Russell 2000 underperformed the large cap S&P 500 by almost 31 percentage points in 1998, which is the worst relative calendar year performance by small cap stocks in the past 25 years. The damage incurred by the average small cap stock was even worse than the market averages would indicate. The median stock in the Russell 2000, for example, declined 9.1% in 1998, and more than 500 companies in the index fell more than 30%.

Despite the poor performance, fundamentals continue to be quite positive for small cap stocks. The average stock in the Russell 2000 has grown earnings per share by 16.5% annually over the past five years, which compares well with the 16.8% annual gains chalked up by the S&P 500. In addition, the Wall Street analyst consensus is forecasting 20.5% annual earnings growth for small cap stocks over the next five years, which is well above the 14.8% yearly gain projected for the S&P 500. Finally, relative price-earnings and price-sales ratios for small cap stocks have sunk to record lows versus large cap stocks, so we think it is only a matter of time before a small cap rally of substantial proportions occurs.

U.S. Small Capitalization Growth Fund

[UBS LOGO APPEARS HERE]

Industry Diversification
As a Percent of Net Assets
As of December 31, 1998
-----------------------------------------------------------------------------
U.S. EQUITIES
Basic Industries
         Housing/Paper              1.35%
                                  ------
                                    1.35
Capital Investment
         Capital Goods              6.29
         Technology                 9.12
                                  ------
                                   15.41
Consumer
         Autos/Durables             7.00
         Discretionary              4.04
         Health: Drugs              0.39
         Health: Non-Drugs          8.74
         Non-Durables               8.27
         Retail/Apparel             3.03
                                  ------
                                   31.47

Energy                              3.30%
Financial
         Banks                     11.22
         Non-Banks                  8.15
                                  ------
                                   19.37

Transportation                     11.21
Services/Miscellaneous             15.59
                                  ------
           Total U.S. Equities     97.70

SHORT-TERM INVESTMENTS              4.24
                                  ------
           TOTAL INVESTMENTS      101.94
LIABILITIES, LESS CASH
         AND OTHER ASSETS          (1.94)
                                  ------
NET ASSETS                        100.00%
                                  ======

Top 10 U.S. Equity Holdings
As of December 31, 1998
                                          Percent of
                                          Net Assets
------------------------------------------------------
 1. Waters Corp.                             2.97%
 2. U.S. Foodservice                         2.95
 3. Protective Life Corp.                    2.89
 4. Foodmaker, Inc.                          2.88
 5. Swift Transportation Co., Inc.           2.86
 6. U.S. Trust Corp.                         2.86
 7. Patterson Dental Co.                     2.83
 8. Ha-Lo Industries, Inc.                   2.81
 9. Peoples Heritage Financial Group, Inc.   2.72
10. North Fork Bancorporation, Inc.          2.49
------------------------------------------------------

U.S. Small Capitalization Growth Fund - Schedule of Investments

December 31, 1998
-----------------------------------------------------------------------------
                                                 Shares        Value
U.S. Equities - 97.70%                         ----------   -----------
Aeroflex, Inc. (b)                                13,200     $ 199,650
AFC Cable Systems, Inc. (b)                        6,000       201,750
Airborne Freight Corp.                            12,200       439,962
American Italian Pasta Co., Class A (b)            8,500       224,188
Andrx Corp. (b)                                    1,700        87,125
AXENT Technologies, Inc. (b)                      12,500       382,031
Brightpoint, Inc. (b)                             28,300       389,125
Casey's General Stores, Inc.                      32,900       428,728
Coach USA, Inc. (b)                               14,900       516,844
Comfort Systems USA, Inc. (b)                      8,400       150,150
Commercial Federal Corp.                          14,200       329,262
Consolidated Graphics, Inc. (b)                    6,300       425,644
Datastream Systems, Inc. (b)                      15,500       178,250
Dendrite International, Inc. (b)                   9,800       244,694
Eclipsys Corp. (b)                                 3,500       101,500
Elcor Corp.                                        8,100       261,731
Emmis Broadcasting Corp. (b)                       5,500       238,563
Ethan Allen Interiors, Inc.                        4,500       184,500
Expeditors International of Washington, Inc.      12,100       508,200
Finova Group, Inc.                                 7,000       377,562
Foodmaker, Inc. (b)                               29,500       650,844
Friede Goldman International, Inc. (b)             9,800       111,475
General Nutrition Companies, Inc. (b)             14,200       230,750
HA-LO Industries, Inc. (b)                        16,900       635,862
Horace Mann Educators Corp.                       11,100       316,350
Investors Financial Services Corp.                 5,400       321,975
Ivex Packaging Corp. (b)                           3,500        81,375
Kellstrom Industries, Inc. (b)                    11,800       339,250
Kuhlman Corp.                                     13,100       496,162
Lason, Inc. (b)                                    4,900       285,119
Level One Communications, Inc. (b)                 5,300       188,150
Mercury Interactive Corp. (b)                      3,400       215,050
Mesaba Holdings, Inc. (b)                         20,500       422,812
META Group, Inc. (b)                               6,700       199,325
Metro Information Services, Inc. (b)              12,400       372,000
North Fork Bancorporation,  Inc.                  23,500       562,531
Ocular Sciences, Inc. (b)                         13,300       355,775
Orthodontic Centers of America, Inc. (b)          17,000       330,437
Patterson Dental Co. (b)                          14,700       639,450
Pediatrix Medical Group, Inc. (b)                  6,500       389,594
Peoples Heritage Financial Group, Inc.            30,700       614,000
Personnel Group of America, Inc. (b)              17,900       313,250
Pier 1 Imports, Inc.                              26,600       257,688
Pride International, Inc. (b)                     19,600       138,425
Prime Bancshares, Inc.                             5,300        91,425
Prime Group Realty Trust                          11,400       172,425
Promus Hotel Corp. (b)                             6,200       200,725
Protective Life Corp.                             16,400       652,925

                                                 Shares        Value
                                               ----------   -----------
Province Healthcare Co. (b)                        1,300    $   46,638
R & B Falcon Corp. (b)                            12,000        91,500
Richfood Holdings, Inc.                           15,500       321,625
Sanmina Corp. (b)                                  6,700       418,750
Smith Int'l, Inc. (b)                             10,400       261,950
Sunrise Assisted Living, Inc. (b)                  8,800       456,500
Superior Consulting Holdings Corp. (b)             2,000        87,000
Swift Transportation Co., Inc. (b)                23,100       647,522
Sykes Enterprises, Inc. (b)                        9,400       286,700
Tetra Tech, Inc. (b)                              12,100       327,456
TMP Worldwide, Inc. (b)                            5,800       243,600
Toll Brothers, Inc. (b)                           10,000       225,625
Tuboscope Inc. (b)                                17,700       143,813
U.S. Foodservice (b)                              13,600       666,400
U.S. Trust Corp.                                   8,500       646,000
United Stationers, Inc. (b)                       18,300       475,800
Waters Corp. (b)                                   7,700       671,825
Xoom.com, Inc. (b)                                 1,400        46,200
Zebra Technologies Corp., Class A (b)              9,600       276,000
Zions Bancorporation                               4,700       293,163
                                                          ------------
Total U.S. Equities (Cost $19,919,618)                      22,088,675
                                                          ------------

Short-Term Investments - 4.24%
Investment Companies - 4.24%
Brinson Supplementary Trust U.S.
Cash Management Prime Fund
     (Cost $958,871)                             958,871       958,871
                                                          ------------
Total Investments
     (Cost $20,878,489) - 101.94%                           23,047,546
                                                          ------------
Liabilities, less cash and other
     assets - (1.94%)                                         (438,235)
                                                          ------------
Net Assets - 100%                                          $22,609,311
                                                          ============

NOTES TO SCHEDULE OF INVESTMENTS

(a) Aggregate cost for federal income tax purposes was $20,878,489; and net unrealized appreciation consisted of:

         Gross unrealized appreciation               $3,485,524
         Gross unrealized depreciation               (1,316,467)
                                                    -----------
               Net unrealized appreciation           $2,169,057
                                                     ==========

(b) Non-income producing security

                See accompanying notes to financial statements.

U.S. Small Capitalization Growth Fund - Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1998
ASSETS:
  INVESTMENTS, AT VALUE:
  Unaffiliated issuers (Cost $19,919,618)                      $ 22,088,675
    Affiliated issuers (Cost $958,871)                              958,871
  Receivables:
    Investment securities sold                                        5,600
    Dividends                                                         9,074
    Interest                                                          1,136
    Fund shares sold                                                 39,000
                                                               ------------
     TOTAL ASSETS                                                23,102,356
                                                               ------------
LIABILITIES:
  Payables:
    Investment securities purchased                                 484,257
    Investment advisory fees                                          2,108
    Accrued expenses                                                  6,680
                                                               ------------
     TOTAL LIABILITIES                                              493,045
                                                               ------------
NET ASSETS                                                     $ 22,609,311
                                                               ============
NET ASSETS CONSIST OF:
  Paid in capital                                              $ 24,061,801
  Accumulated net realized loss                                  (3,621,547)
  Net unrealized appreciation                                     2,169,057
                                                               ------------
     NET ASSETS                                                $ 22,609,311
                                                               ============
OFFERING PRICE PER SHARE:
  Brinson Class I:
   Net asset value, offering price and redemption
    price per share (Based on net assets of $22,607,311
     and 2,569,863 shares issued and outstanding)              $       8.80
                                                               ============
  Brinson Class N:
   Net asset value, offering price and redemption
    price per share (Based on net assets of $1,000 and
     114 shares issued and outstanding)                        $       8.80
                                                               ============
  UBS Investment Funds Class:
   Net asset value, offering price and redemption
    price per share (Based on net assets of $1,000 and
     114 shares issued and outstanding)                        $       8.80
                                                               ============

                See accompanying notes to financial statements.

U.S. Small Capitalization Growth Fund - Financial Statements

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1998
INVESTMENT INCOME:
  Dividends                                                 $    96,327
  Interest                                                       76,924
                                                            -----------
     TOTAL INCOME                                               173,251
                                                            -----------
EXPENSES:
  Advisory                                                      114,211
  Shareholder servicing                                          44,635
  Administration                                                 24,165
  Fund accounting                                                27,596
  Registration                                                   27,361
  Custodian                                                      19,857
  Professional                                                   17,149
  Other                                                          40,310
                                                            -----------
     TOTAL EXPENSES                                             315,284
                                                            -----------
     Expenses waived and reimbursed by advisor                  (92,133)
                                                            -----------
     NET EXPENSES                                               223,151
                                                            -----------
     NET INVESTMENT LOSS                                        (49,900)
                                                            -----------
NET REALIZED AND UNREALIZED GAIN (LOSS):
  Net realized loss on investments                           (3,615,782)
  Change in net unrealized appreciation or depreciation on
   investments                                                2,695,815
                                                            -----------
  Net realized and unrealized loss                             (919,967)
                                                            -----------
  Net decrease in net assets resulting from operations        $(969,867)
                                                            ===========

                See accompanying notes to financial statements.

U.S. Small Capitalization Growth Fund - Financial Statements

StatementS of Changes in Net Assets

                                                                                               September 30, 1997*
                                                                         Year Ended                 Through
                                                                      December 31, 1998         December 31, 1997
                                                                      -----------------        -------------------
OPERATIONS:
  Net investment loss                                                    $    (49,900)            $     (2,313)
  Net realized gain (loss)                                                 (3,615,782)                   6,540
  Change in net unrealized appreciation or depreciation                     2,695,815                 (526,758)
                                                                        -------------            -------------
  Net decrease in net assets resulting from operations                       (969,867)                (522,531)
                                                                        -------------            -------------

DISTRIBUTIONS TO SHAREHOLDERS:
  Distributions from capital gains:
    Brinson Class I                                                           (10,014)                      --
                                                                        -------------            -------------
  Total distributions to shareholders                                         (10,014)                      --
                                                                        -------------            -------------

CAPITAL SHARE TRANSACTIONS:
  Shares sold                                                              18,352,730               12,731,529
  Shares issued on reinvestment of distributions                                9,859                       --
  Shares redeemed                                                          (6,727,395)                (255,000)
                                                                        -------------            -------------
  Net increase in net assets resulting from capital share transactions     11,635,194               12,476,529
                                                                        -------------            -------------
     TOTAL INCREASE IN NET ASSETS                                          10,655,313               11,953,998
                                                                        -------------            -------------
NET ASSETS:
  Beginning of period                                                      11,953,998                       --
                                                                        -------------            -------------
  End of period                                                          $ 22,609,311             $ 11,953,998
                                                                        =============            =============

* Commencement of investment operations

                See accompanying notes to financial statements.

U.S. Small Capitalization Growth Fund - Financial Highlights

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.***

                                                                      September 30, 1997*
                                                      Year Ended           Through
Brinson Class I                                    December 31, 1998  December 31, 1997
-----------------------------------------------------------------------------------------
Net asset value, beginning of period                    $  9.44           $ 10.00
                                                        -------           -------
  Income from investment operations:
    Net investment income (loss)                          (0.02)               --
    Net realized and unrealized loss                      (0.57)            (0.56)
                                                        -------           -------
     Total income (loss) from investment operations       (0.59)            (0.56)
                                                        -------           -------
  Less distributions:
    Distributions from net realized gain                  (0.05)               --
                                                        -------           -------
     Total distributions                                  (0.05)               --
                                                        -------           -------
Net asset value, end of period                          $  8.80           $  9.44
                                                        =======           =======
Total return (non-annualized)                             (6.70)%           (5.62)%
Ratios/Supplemental Data:
  Net assets, end of period (in 000s)                   $22,607           $11,954
  Ratio of expenses to average net assets:
    Before expense reimbursement                           1.69%             3.63%**
    After expense reimbursement                            1.20%             1.20%**
  Ratio of net investment income (loss) to
  average net assets:
    Before expense reimbursement                          (0.76)            (2.53)%**
    After expense reimbursement                           (0.27)            (0.10)%**
  Portfolio turnover rate                                   N/A               N/A

  *   Commencement of investment operations
 **   Annualized
***   Reflects 10 for 1 share split effective December 9, 1998.
N/A = Information is not available for periods prior to reorganization, as described in notes to financial statements.

                See accompanying notes to financial statements.

High Yield Fund

[UBS LOGO APPEARS HERE]

UBS Brinson is an active manager of high yield fixed income client portfolios. We believe successful high yield investing involves capturing the market's high total return potential while minimizing losses due to credit deterioration or default. We believe that our research-intensive effort and our focus on long-term performance will result in superior risk-adjusted returns. At the forefront of our philosophy is a focus on diversification and preservation of principal.

The distribution of the UBS Investment Fund Class of the High Yield Fund commenced on December 31, 1998. The discussion that follows relates to the performance of the High Yield Fund for the year ended December 31, 1998.

During 1998, the benchmark's yield-to-worst increased markedly, from 8.85% at year-end 1997 to 10.18% at year-end 1998. Spreads in the high yield market widened by 242 basis points during 1998 as investors fled the high yield market for the safety and liquidity of U.S. Treasuries. By year-end, liquidity had improved and spreads had tightened by 100 basis points from the October peak to end the year at 554 basis points.

Industry weightings contributed significantly to 1998 results. During 1998, the Fund underweighted the energy, metals and paper industries, which all posted negative returns, and overweighted broadcasting and diversified media, which outperformed. Issue selection also played an important role in 1998 as bond holdings in Simmons Co. and Ryder TRS, among others, were refinanced via tender offers, resulting in significant capital appreciation. Most importantly, the Fund suffered no default-related losses and, since inception, has maintained a default rate of 0.00%.

At year end, the Fund contained approximately 100 issues, with 19% in double-B, 74% in single-B and 7% in CCC/CC/C rated issues.

High Yield Fund

[UBS LOGO APPEARS HERE]

Industry Diversification
As a Percent of Net Assets
As of December 31, 1998
-----------------------------------------------------------------------------
U.S. bonds
Corporate Bonds
         Auto                                     2.01%
         Broadcasting & Public Service           15.28
         Construction                             6.29
         Consumer Goods                           4.11
         Electronics and Electric Components      3.31
         Energy                                   0.87
         Financial                                1.55
         Food & House Products                    2.88
         Health                                   1.26
         Industrial                              13.68
         Machinery & Engineering                  3.17
         Multi-Industry                           2.76
         Real Estate                              1.19
         Recreation                               9.85
         Retail                                   2.09
         Services                                 3.80
         Telecommunications                      19.74%
         Utilities                                0.95
         Wholesale & International Trade          0.59
                                               -------
                  Total U.S. Bonds               95.38
                                               -------

U.S. EQUITIES
         Warrants                                 0.00
                  Total U.S. Equities             0.00
                                               -------
SHORT-TERM INVESTMENTS                            3.86
                                               -------
                  TOTAL INVESTMENTS              99.24
                                               -------
CASH AND OTHER ASSETS,
         LESS LIABILITIES                         0.76
                                               -------
NET ASSETS                                      100.00%
                                               =======

-----------------------------------------------------------------------------

Top Ten U.S. Bond Holdings
As of December 31, 1998
                                    Percent of
                                    Net Assets
-------------------------------------------------
 1. Echostar Communications             2.20%
 2. Chancellor Media                    1.73
 3. Bally Total Fitness Holdings        1.69
 4. Ackerley Group Inc.                 1.60
 5. Big Flower Press Holdings           1.59
 6. Allbritton Communications           1.59
 7. Verio Inc.                          1.59
 8. Mail-Well Corp.                     1.58
 9. PSINET Inc.                         1.58
10. Diamond Triumph Inc.                1.57
-------------------------------------------------

High Yield Fund - Schedule of Investments

December 31, 1998
-----------------------------------------------------------------------------
                                                 Face
                                                Amount            Value
                                             -----------    -----------------
U.S. Bonds - 95.38%
U.S. Corporate Bonds - 95.38%
Ackerley Group, Inc., Series 144A, 9.000%,
     due 01/15/09                               $550,000        $  558,250
Allbritton Communications, Series B,
     8.875%, due 02/01/08                        550,000           555,500
Alliance Laundry Systems, Series 144A,
     9.625%, due 05/01/08                        425,000           408,000
Aurora Foods, Series B
     9.875%, due 02/15/07                        300,000           327,000
     8.750%, due 07/01/08                        150,000           156,000
Avalon Cable, Series 144A, 9.375%, due
     12/01/08                                    425,000           434,562
Bally Total Fitness Holdings Corp., Series B,
     9.875%, due 10/15/07                        600,000           588,000
Big Flower Press Holdings, Series 144A,
     8.625%, due 12/01/08                        550,000           555,500
Building Materials Holding Corp.,
     Series 144A, 8.000%, due 12/01/08           425,000           423,937
CB Richard Ellis Services, Inc.,
     8.875%, due 06/01/06                        425,000           416,500
Centennial Cellular, Series 144A,
     10.750%, due 12/15/08                       550,000           547,250
Century Communications Corp.,
     0.000%, due 01/15/08                        425,000           212,500
Chancellor Media Corp., Series B,
     10.500%, due 01/15/07                       550,000           602,250
Citadel Broadcasting Co.
     10.250%, due 07/01/07                       275,000           299,063
     Series 144A, 9.250%, due 11/15/08           275,000           286,688
Collins & Aikman Corp.,
     11.500%, due 04/15/06                       500,000           520,000
CSC Holdings, Inc.,
     7.625%, due 07/15/18                        250,000           245,150
Cumulus Media, Inc.,
     10.375%, due 07/01/08                       450,000           477,000
Dan River, Inc., Snr-Sub-Nts,
     10.125%, due 12/15/03                       200,000           209,500
Diamond Triumph Autoglass, Inc.,
     Series 144A, 9.250%, due 04/01/08           550,000           547,250
Digital Television, Series B,
     12.500%, due 08/01/07                       300,000           327,000
Dobson / Sygnet, Series 144A,
     12.250%, due 12/15/08                       125,000           127,188
E Spire Communications, Inc., Snr-Nts,
     Step, 0.000%, due 07/01/08 (c)              550,000           214,500
Eagle Family Foods, Series B,
     8.750%, due 01/15/08                        550,000           519,750
Echostar Communications, Step,
     0.000%, due 06/01/04 (d)                    750,000           768,750
Fedders North America,
     9.375%, due 08/15/07                        300,000           302,250
Federal-Mogul Corp.,
     7.875%, due 07/01/10                        150,000           153,120

                                                 Face
                                                Amount            Value
                                             -----------    -----------------
Fox / Liberty Networks, Step,
     0.000%, due 08/15/07 (e)                   $750,000         $ 510,000
Golden Sky Systems, Series 144A,
     12.375%, due 08/01/06                       450,000           465,750
Harrahs Operating Co., Inc.,
     7.875%, due 12/05/05                        425,000           429,709
Harvey Casinos Resorts,
     10.625%, due 06/01/06                       100,000           108,000
Hollinger International, Inc.,
     9.250%, due 03/15/07                        425,000           448,375
ICG Holdings, Inc., Step,
     0.000%, due 09/15/05 (f)                    425,000           350,625
Interep National Radio Sales, Series 144A,
     10.000%, due 07/01/08                       425,000           437,750
Intermedia Communications, Inc., Snr-Nts,
     Series B, 0.000%, due 07/15/07              550,000           374,000
International Comfort Products Corp.,
     Series B, 8.625%, due 05/15/08              275,000           277,750
Iron Mountain, Inc.,
     10.125%, due 10/01/06                       200,000           217,000
J.H. Heafner Co., Series 144A,
     10.000%, due 05/15/08                       425,000           427,125
JCAC, Inc., 10.125%, due 06/15/06                450,000           501,750
Level 3 Communications, Inc.,
     9.125%, due 05/01/08                        450,000           444,375
Liberty Group Operating,
     9.375%, due 02/01/08                        550,000           539,000
LIN Holdings Corp., Step,
     0.000%, due 03/01/08 (g)                    600,000           420,000
Lowes Cineplex, 8.875%, due 08/01/08             350,000           361,375
Mail Well Corp. Series 144A,
     8.750%, due 12/15/08                        550,000           550,000
Marcus Cable Co., Step,
     0.000%, due 12/15/05 (h)                    500,000           473,750
McLeodusa, Inc., 9.250%, due 07/15/07            300,000           313,500
Mediacom LLC., Series B,
     8.500%, due 04/15/08                        500,000           511,875
Microcell Telecommunications, Snr-Nts,
     Series B, Step, 0.000%, due 06/01/06 (i)    350,000           259,875
MTS, Inc., 9.375%, due 05/01/05                  450,000           438,750
National Equipment Services, Series 144A,
     10.000%, due 11/30/04                       550,000           536,250
Nationsrent, Inc., Series 144A,
     10.375%, due 12/15/08                       550,000           544,500
NBTY, Inc., Series B, 8.625%, due 09/15/07       450,000           438,750
Newpark Resource, Inc., Series B,
     8.625%, due 12/15/07                        350,000           331,625
Nextel Communications, Inc.
     Series 144A, Step, 0.000%,
     due 09/15/07 (j)                            375,000           239,063
     Snr-Nts, Step, 0.000%, due 10/31/07 (k)     250,000           151,250
Nextlink Communications, Series 144A,
     10.750%, due 11/15/08                       375,000           381,562

High Yield Fund - Schedule of Investments

December 31, 1998
-----------------------------------------------------------------------------
                                                 Face
                                                Amount            Value
                                             -----------    -----------------
Nortek, Inc, 144A, 8.875%, due 08/01/08         $375,000          $382,500
NTL, Inc., Series 144A, Step,
     0.000%, due 10/01/08 (l)                    550,000           344,438
Outdoor Communications, Inc., Snr-Sub-Nts,
     9.250%, due 08/15/07                        200,000           212,000
Parker Drilling Corp., Series D, 9.750%,
     due 11/15/06                                150,000           133,500
Paxson Communications, 11.625%,
     due 10/01/02                                500,000           512,500
Pegasus Communications Corp.
     Series 144A, 9.750%, due 12/01/06           150,000           150,375
     Series B, 9.625%, due 10/15/05              450,000           451,125
Pilgrim's Pride Corp., Snr-Sub-Nts,
     10.875%, due 08/01/03                       200,000           206,000
Premier Parks, Inc., Step, 0.000%,
     due 04/01/08 (m)                            660,000           447,150
Pride Petroleum Service, Snr-Nts, 9.375%,
     due 05/01/07                                325,000           302,250
PSINet, Inc. Series 144A, 11.500%
     due 11/01/08                                525,000           549,937
R. H. Donnelley, Inc., 9.125%, due 06/01/08      350,000           366,625
Rayovac Corp., Series B, 10.250%,
     due 11/01/06                                350,000           385,000
RCN Corp., Step, 0.000%, due 10/15/07 (n)        450,000           263,250
Revlon Consumer Products, 8.625%,
     due 02/01/08                                550,000           500,500
SFX Entertainment, Inc., Series B, 9.125%,
     due 02/01/08                                550,000           544,500
Sinclair Broadcast Group
     10.000%, due 09/30/05                       250,000           265,000
     8.750%, due 12/15/07                        250,000           252,500
Splitrock Services, Inc., Series B, 11.750%,
     due 07/15/08                                220,000           190,300
Station Casinos, Series 144A, 8.875%,
     due 12/01/08                                500,000           507,500
Trans-Resources, Inc., Series B, Step,
     0.000%, due 03/15/08 (o)                    250,000           132,500
Transwestern
     9.625%, due 11/15/07                        275,000           286,000
     Snr-Nts, Series 144A, 9.625%,
     due 11/15/07                                250,000           260,000
Trump Atlantic City Funding, Inc.,
     11.250%, due 05/01/06                       100,000            88,000
Unisys Corp., 11.750%, due 10/15/04              300,000           348,000
United Artists Theatre Circuit, Inc., Series B
     Snr-Sub-Nts, 9.750%, due 10/15/07           125,000           115,000
     9.750%, due 04/15/08                        350,000           334,250
United Rentals
     Series B, 9.500%, due 06/01/08              125,000           126,250
     Series 144A, 8.800%, due 08/15/08           425,000           416,500
     Series 144A, 9.250%, due 01/15/09           250,000           250,625
Verio, Inc., Series 144A, 11.250%,
     due 12/01/08                                550,000           552,750

                                                 Face
                                                Amount            Value
                                             -----------    -----------------
Weirton Steel Corp., 10.750%, due 06/01/05      $425,000        $  365,500
Wesco Distribution, Inc., Series B, 9.125%,
     due 06/01/08                                300,000           300,000
Young Broadcasting, Inc., Series B, 8.750%,
     due 06/15/07                                475,000           482,125
                                                               -----------
Total U.S. Bonds (Cost $33,507,290)                             33,290,242
                                                               -----------

                                               Shares
                                             -----------
U.S. Equities - 0.00%
Splitrock Services, Inc., Warrants
     due 07/15/08 (b) (Cost $11,307)                 220                 -
                                                               -----------
Short-Term Investments - 3.86%
Investment Companies - 3.86%
Brinson Supplementary Trust U.S. Cash
     Management Prime Fund
     (Cost $1,345,443)                         1,345,443         1,345,443
                                                               -----------
Total Investments -
     (Cost $34,864,040) 99.24% (a)                              34,635,685
                                                               -----------
Cash and other assets,
     less liabilities - 0.76%                                      266,237
                                                               -----------
Net Assets - 100%                                              $34,901,922
                                                               ===========

NOTES TO SCHEDULE OF INVESTMENTS

(a) Aggregate cost for federal income tax purposes was $34,864,040; and net unrealized depreciation consisted of:

         Gross unrealized appreciation                $ 423,318
         Gross unrealized depreciation                 (651,672)
                                                      ---------
              Net unrealized depreciation             $(228,355)
                                                      =========

(b)      Non-income producing security
(c)      Interest rate 0.000% until 07/01/03, then 10.625% to maturity
(d)      Interest rate 0.000% until 05/31/99, then 12.875% to maturity
(e)      Interest rate 0.000% until 08/15/02, then 9.750% to maturity
(f)      Interest rate 0.000% until 09/14/00, then 13.500% to maturity
(g)      Interest rate 0.000% until 03/01/03, then 10.000% to maturity
(h)      Interest rate 0.000% until 06/15/00, then 14.250% to maturity
(i)      Interest rate 0.000% until 12/01/01, then 14.000% to maturity
(j)      Interest rate 0.000% until 09/15/02, then 10.450% to maturity
(k)      Interest rate 0.000% until 10/31/02, then 9.750% to maturity
(l)      Interest rate 0.000% until 10/01/03, then 12.375% to maturity
(m)      Interest rate 0.000% until 04/01/03, then 10.000% to maturity
(n)      Interest rate 0.000% until 10/15/02, then 11.125% to maturity
(o)      Interest rate 0.000% until 03/15/03, then 12.000% to maturity

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 1998, the value of these securities amounted to $10,885,250 or 31.22% of net assets.

                See accompanying notes to financial statements.

High Yield Fund - Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1998
ASSETS:
  Investments, at value (Cost $34,864,040)                    $ 34,635,685
  Receivables:
    Investment securities sold                                     529,452
    Interest                                                       601,631
    Fund shares sold                                                33,000
                                                              ------------
     TOTAL ASSETS                                               35,799,768
                                                              ------------
LIABILITIES:
  Payables:
  Investment securities purchased                                  888,736
  Investment advisory fees                                           3,721
  Accrued expenses                                                   5,389
                                                              ------------
     TOTAL LIABILITIES                                             897,846
                                                              ------------
NET ASSETS                                                    $ 34,901,922
                                                              ============
NET ASSETS CONSIST OF:
  Paid in capital                                             $ 35,056,372
  Accumulated net realized gain                                     73,905
  Net unrealized depreciation                                     (228,355)
                                                              ------------
NET ASSETS                                                    $ 34,901,922
                                                              ============

OFFERING PRICE PER SHARE:
  Brinson Class I:
   Net asset value, offering price and redemption
    price per share (Based on net assets of $34,899,922
     and 3,498,244 shares issued and outstanding)             $       9.98
                                                              ============
  Brinson Class N:
   Net asset value, offering price and redemption
    price per share (Based on net assets of $1,000
     and 100 shares issued and outstanding)                   $       9.98
                                                              ============
  UBS Investment Funds Class:
   Net asset value, offering price and redemption
    price per share (Based on net assets of $1,000 and
     100 shares issued and outstanding)                       $       9.98
                                                              ============

                See accompanying notes to financial statements.

High Yield Fund - Financial Statements

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1998
INVESTMENT INCOME:
  Dividends                                               $       349
  Interest                                                  1,537,251
                                                         ------------
     TOTAL INCOME                                           1,537,600
                                                         ------------
EXPENSES:
  Advisory                                                     78,138
  Shareholder servicing                                        39,782
  Fund accounting                                              31,164
  Registration                                                 27,308
  Administration                                               21,515
  Custodian                                                    17,544
  Professional                                                 16,347
  Shareholder reporting                                        15,051
  Transfer agent                                               14,999
  Other                                                        10,466
                                                         ------------
     TOTAL EXPENSES                                           272,314
     Expenses waived and reimbursed by advisor               (120,078)
                                                         ------------
     NET EXPENSES                                             152,236
                                                         ------------
     NET INVESTMENT INCOME                                  1,385,364
                                                         ------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
  Net realized gain on investments                            261,744
  Change in net unrealized appreciation or depreciation      (260,233)
                                                         ------------
  Net realized and unrealized gain                              1,511
                                                         ------------
  Net increase in net assets resulting from operations    $ 1,386,875
                                                         ============

                See accompanying notes to financial statements.

High Yield Fund - Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                        September 30, 1997*
                                                                          Year Ended          Through
                                                                      December 31, 1998   December 31, 1997
                                                                      ----------------- --------------------
OPERATIONS:
  Net investment income                                                  $  1,385,364       $    131,850
  Net realized gain                                                           261,744             17,380
  Change in net unrealized appreciation or depreciation                      (260,233)            31,878
                                                                         ------------       ------------
  Net increase in net assets resulting from operations                      1,386,875            181,108
                                                                         ------------       ------------

DISTRIBUTIONS TO SHAREHOLDERS:
  Distributions from net investment income:
    Brinson Class I                                                        (1,395,944)          (129,573)
  Distributions from net realized gain:
    Brinson Class I                                                          (196,916)               --
                                                                         ------------       ------------
  Total distributions to shareholders                                      (1,592,860)          (129,573)
                                                                         ------------       ------------
CAPITAL SHARE TRANSACTIONS:
  Shares sold                                                              29,258,184          7,756,774
  Shares issued on reinvestment of distributions                            1,381,731            129,246
  Shares redeemed                                                          (3,393,269)           (76,294)
                                                                         ------------       ------------
  Net increase in net assets resulting from capital share transactions     27,246,646          7,809,726
                                                                         ------------       ------------
     TOTAL INCREASE IN NET ASSETS                                          27,040,661          7,861,261
                                                                         ------------       ------------
NET ASSETS:
  Beginning of period                                                       7,861,261                 --
                                                                         ------------       ------------
  End of period (including accumulated undistributed net investment
  income of $2,277 in 1997)                                              $ 34,901,922       $  7,861,261
                                                                         ============       ============

* Commencement of investment operations.

                See accompanying notes to financial statements.

High Yield Fund - Financial Highlights

The table below sets forth financial data for one share of capital stock outstanding throughout the period presented.***

                                                                      September 30, 1997*
                                                      Year Ended           Through
Brinson Class I                                    December 31, 1998  December 31, 1997
-----------------------------------------------------------------------------------------
Net asset value, beginning of period                    $ 10.05           $ 10.00
                                                        -------           -------
  Income from investment operations:
    Net investment income                                  7.30              0.18
    Net realized and unrealized gain                       0.02              0.05
                                                        -------           -------
     Total income from investment operations               7.32              0.23
                                                        -------           -------
  Less distributions:
    Distributions from net investment income              (7.33)            (0.18)
    Distributions from net realized gain                  (0.06)               --
                                                        -------           -------
     Total distributions                                  (7.39)            (0.18)
                                                        -------           -------
Net asset value, end of period                          $  9.98           $ 10.05
                                                        =======           =======
Total return (non-annualized)                              7.75%             2.34%
Ratios/Supplemental Data:
  Net assets, end of period (in 000s)                   $34,900           $ 7,861
  Ratio of expenses to average net assets:
    Before expense reimbursement                           1.59%             4.98%**
    After expense reimbursement                            0.89%             0.90%**
  Ratio of net investment income to average net assets:
    Before expense reimbursement                           7.38%             3.15%**
    After expense reimbursement                            8.08%             7.23%**
  Portfolio turnover rate                                   N/A               N/A

*     Commencement of investment operations
**    Annualized
***   Reflects 10 for 1 share split effective December 9, 1998
N/A = Information is not available for periods prior to reorganization, as described in notes to financial statements.

                See accompanying notes to financial statements.

The UBS Investment Funds - Notes To Financial Statements

1.       SIGNIFICANT ACCOUNTING POLICIES
The Brinson Funds (the "Trust") is an open-end, management investment company registered under the Investment Company Act of 1940, as amended, as a series company. The Trust currently offers shares of eleven series: Global Fund, Global Equity Fund, Global Bond Fund, U.S. Balanced Fund, U.S. Equity Fund, U.S. Large Capitalization Equity Fund, U.S. Large Capitalization Growth Fund, U.S. Small Capitalization Growth Fund, U.S. Bond Fund, High Yield Fund and Global (ex-U.S.) Equity Fund (formerly, Non-U.S. Equity Fund) (each a "Fund" and collectively, the "Funds"). Each Fund has three classes of shares outstanding, Brinson Class I, Brinson Class N and UBS Investment Funds Class (formerly, SwissKey Class). There are an unlimited number of shares of each class with par value of $0.001 authorized. Each share represents an identical interest in the investments of the Funds and has the same rights.

Prior to December 21, 1998, the U.S. Large Capitalization Growth Fund (formerly, UBS Large Cap Growth Fund), U.S. Small Capitalization Growth Fund (formerly, UBS Small Cap Fund), High Yield Fund (formerly, UBS High Yield Bond Fund), UBS Value Equity Fund and UBS Bond Fund sought to achieve their investment objectives by investing substantially all of their investable assets in a corresponding portfolio of UBS Investor Portfolios Trust (each a "Portfolio" and collectively, the "Portfolios"), an open-end management investment company that had the same investment objective. On October 20, 1998, the Board of Directors of the Portfolios approved a tax-free plan of reorganization (the "Reorganization"). The Reorganization was ratified by the shareholders at a special meeting of the shareholders held on December 8, 1998.

Pursuant to the Reorganization, the net assets of the UBS Large Cap Growth Fund, UBS Small Cap Fund and UBS High Yield Bond Fund were withdrawn from their corresponding Portfolio and thereafter each began to operate, under its new name, as a separate Fund in the Trust. The accompanying financial statements reflect the results of operations for each of these Funds for the year ended December 31, 1998, including the operations of these Funds prior to their Reorganization.

In addition, pursuant to the Reorganization, the net assets of the UBS Value Equity Fund and UBS Bond Fund were withdrawn from their corresponding Portfolio and acquired by the U.S. Equity Fund and U.S. Bond Fund, respectively, in exchange solely for Brinson Class I shares of each Fund. The UBS Value Equity Fund and UBS Bond Fund were then dissolved. Shares issued in exchange, net asset value and corresponding net unrealized appreciation at December 18, 1998, were as follows:

                                       Net         Unrealized
Fund                      Shares    Asset Value    Appreciation
----                      ------    -----------    ------------
UBS Value Equity Fund    1,233,797   23,269,419      774,047
UBS Bond Fund            1,429,121   15,177,263       27,192

The aggregate net assets of the U.S. Equity Fund and UBS Value Equity Fund and the U.S. Bond Fund and UBS Bond Fund immediately before the mergers were $729,679,727 and $23,269,419 and $80,523,890 and $15,177,263, respectively.

These Reorganizations occurred because of the merger of Union Bank of Switzerland, the corporate parent of the UBS Portfolios investment advisor, and Swiss Bank Corporation, the corporate parent of the Trusts' investment advisor.

The fiscal year end for U.S. Large Capitalization Growth Fund, U.S. Small Capitalization Growth Fund and High Yield Fund is December 31 and the fiscal year end for U.S. Balanced Fund, U.S. Equity Fund, U.S. Large Capitalization Equity Fund, and U.S. Bond Fund is June 30. Information for the U.S. Balanced Fund, U.S. Equity Fund, U.S. Large Capitalization Equity Fund and U.S. Bond Fund for the six-month period ended December 31, 1998, is not covered by the Report of Independent Auditors.

The following is a summary of significant accounting policies consistently followed by the U.S. Balanced Fund, U.S. Equity Fund, U.S. Large Capitalization Equity Fund, U.S. Large Capitalization Growth Fund, U.S. Small Capitalization Growth Fund, U.S. Bond Fund and High Yield Fund in the preparation of their financial statements.

A. Investment Valuation: Securities for which market quotations are readily available are valued at the last available sales price on the exchange or market on which they are principally traded, or lacking any sales, at the last available bid price on the exchange or market on which such securities are principally traded. Equity securities traded over-the-counter are valued at the most recent bid price. Securities for which the most recent bid price or market quotations are not readily available, including restricted securities which are subject to limitations on their sale, are valued at fair value as determined in good faith by or under the direction of the Trust's Board of

The UBS Investment Funds - Notes To Financial Statements

Trustees. Investments in affiliated investment companies are valued each day based on the closing net asset value of the fund. Debt securities are valued at the most recent bid price by using market quotations or independent services. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Short-term obligations with a maturity of 60 days or less are valued at amortized cost, which approximates market value.

B. Investment Transactions: Investment transactions are accounted for on a trade date basis. Gains and losses on securities sold are determined on an identified cost basis.

C. Investment Income: Interest income, which includes the amortization of premiums and discounts, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date.

D. Federal Income Taxes: It is the policy of the Funds to comply with all requirements of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders. The Funds have met the requirements of the Code applicable to regulated investment companies for the period ended December 31, 1998, therefore, no federal income tax provision was required.

E. Distributions To Shareholders: It is the policy of the Funds to distribute their respective net investment income on a semi-annual basis and net capital gains, if any, annually. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Differences in dividends per share between the classes are due to distribution expenses. Amounts equal to 9.18% and .02% of the amount taxable as ordinary income qualify for the dividends received deduction available to corporate shareholders for the U.S. Large Capitalization Growth Fund and High Yield Fund, respectively. At December 31, 1998, the U.S. Small Capitalization Growth Fund had a capital loss carry-forward for Federal income tax purposes of approximately $1,768,000 available to offset future net capital gains which will expire on December 31, 2006.

F. Income and Expense Allocations: All income earned and expenses incurred by the Funds will be borne on a pro rata basis by each of the classes, except that the Brinson Class I will not incur any of the distribution expenses of the Brinson Class N nor the UBS Investment Funds Class.

G. Use of Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimates.

2. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES Brinson Partners, Inc. (the "Advisor"), a registered investment advisor, provides the Funds with investment management services. As compensation for these services, each Fund pays the Advisor a monthly fee based on the Fund's respective average daily net assets. The Advisor has agreed to waive its fees and reimburse each Fund to the extent total annualized expenses exceed a specified percentage of each Fund's respective average daily net assets. Investment advisory fees and other transactions with affiliates for the six months ended December 31, 1998 (unaudited), were as follows:

                                                                                       UBS Investment            Fees Waived
                                        Advisory  Brinson Class I   Brinson Class N     Funds Class   Advisory     and/or
                                           Fee      Expense Cap       Expense Cap       Expense Cap     Fees     Reimbursed
                                        --------  ---------------   ---------------   --------------  --------- -----------
U.S. Balanced Fund                         0.70%       0.80%             1.05%              1.30%    $  198,756   $ 40,475
U.S. Equity Fund                           0.70        0.80              1.05               1.32      2,368,764         --
U.S. Large Capitalization Equity Fund      0.70        0.80              1.05               1.32         59,251     51,141
U.S. Bond Fund                             0.50        0.60              0.85               1.07        164,957     12,367

The UBS Investment Funds - Notes To Financial Statements

Investment advisory fees and other transactions with affiliates for the period December 21, 1998 through December 31, 1998, were as follows:

                                                                                      UBS Investment            Fees Waived
                                        Advisory  Brinson Class I   Brinson Class N     Funds Class   Advisory     and/or
                                           Fee      Expense Cap       Expense Cap       Expense Cap     Fees     Reimbursed
                                        --------  ---------------   ---------------   --------------  --------- -----------
U.S. Large Capitalization Growth Fund      0.70%       0.80%             1.05%              1.57%     $   849      $   849
U.S. Small Capitalization Growth Fund      1.00        1.15              1.40               1.92        6,538        4,431
High Yield Fund                            0.60        0.70              0.95               1.55        6,278        2,648

The investment advisor of the Portfolios was the Union Bank of Switzerland, New York Branch ("UBS"). Prior to December 21, 1998, the UBS Large Cap Growth Fund, UBS Small Cap Fund and UBS High Yield Bond Fund, (the "UBS Funds") recorded their share of advisory expense, allocated from their corresponding Portfolio, on a daily basis. UBS voluntarily agreed to reimburse each Portfolio to the extent total operating expenses exceeded a specified percentage of each Portfolio's and each UBS fund's respective average daily net assets. Investment advisory fees allocated to the Funds and other transactions with affiliates for the period January 1, 1998 through December 20, 1998, were as follows:

                                                                      Fees
                                      Expense Cap  Advisory Fees   Reimbursed
                                      -----------  -------------   ----------
UBS Large Capitalization Growth Fund      1.00%       $ 32,644      $ 97,199
UBS Small Capitalization Growth Fund      1.20         107,673        87,702
UBS High Yield Bond Fund                  0.90          71,860       117,430

Prior to the Reorganization, the UBS Funds had a Shareholder Servicing Agreement with UBS pursuant to which UBS provided certain services to shareholders of each UBS Fund. Each UBS Fund incurred a fee equal to 0.25% of the average daily net assets for these services. Fees incurred, all of which were waived, for the period January 1, 1998 through December 18, 1998, were as follows:

                                                      Shareholder
                                                       Servicing
                                                         Fees
                                                      -----------
UBS Large Capitalization Growth Fund                    $13,511
UBS Small Capitalization Growth Fund                     44,635
UBS High Yield Bond Fund                                 39,782

Prior to the Reorganization, UBS provided certain administrative services to the UBS Funds under the terms of a Funds Services Agreement. UBS did not receive any additional compensation pursuant to that agreement.

Certain officers of the Funds are also officers of the Advisor. All officers serve without direct compensation from the Funds. Trustees' fees paid to unaffiliated trustees for the six months ended December 31, 1998 were $3,864, $3,128, $3,864 and $2,024 for the U.S. Balanced Fund, U.S. Equity Fund, U.S. Large Capitalization Equity Fund and U.S. Bond Fund, respectively. For the year ended December 31, 1998, Trustees' fees paid to unaffiliated trustees were $5,635, $6,876 and $7,412 for the U.S. Large Capitalization Growth Fund, U.S. Small Capitalization Growth Fund and High Yield Fund, respectively.

The following Funds invest in shares of the Brinson Supplementary Trust U.S. Cash Management Prime Fund ("Supplementary Trust"). The Supplementary Trust is managed by the Advisor. The Supplementary Trust is offered as a cash management option only to mutual funds and other accounts managed by the Advisor and is not available to the public. The Supplementary Trust pays no management fees.

The UBS Investment Funds - Notes To Financial Statements

Distributions from the Supplementary Trust are reflected as interest income on the statement of operations. Amounts relating to those investments at December 31, 1998 and for the period then ended are summarized as follows:

                                                                                               % of
                                                         Sales      Interest                   Net
Fund                                     Purchases      Proceeds     Income        Value      Assets
----                                     ---------      --------    ---------      -----      ------
U.S. Balanced Fund                      $   983,860   $   449,668   $   1,069   $   534,192    1.19%
U.S. Equity Fund                         17,274,632     2,361,373      23,580    14,913,259    1.95
U.S. Large Capitalization Equity Fund     1,630,080       243,196       1,392     1,386,884    6.27
U.S. Bond Fund                            8,213,871     1,575,171      10,333     6,638,700    6.92
U.S. Large Capitalization Growth Fund       139,680         7,989         393       131,691    3.18
U.S. Small Capitalization Growth Fund       958,871            --       1,136       958,871    4.24
High Yield Fund                           3,805,498     2,460,055       4,240     1,345,443    3.86

3.       INVESTMENT TRANSACTIONS
Investment transactions for the six months ended December 31, 1998 (unaudited), excluding short-term investments, were as follows:

                                                                  Proceeds
                                                   Purchases     From Sales
                                                   ---------     ----------
U.S. Balanced Fund                               $ 33,150,071   $ 62,821,982
U.S. Equity Fund                                  178,283,409    114,182,027
U.S. Large Capitalization Equity Fund               7,501,992      3,060,203
U.S. Bond Fund                                    128,393,569     85,978,273

Investment transactions for the period December 21, 1998 through December 31, 1998, excluding short-term investments, were as follows:

                                                               Proceeds
                                                 Purchases    From Sales
                                                 ---------    ----------
U.S. Large Capitalization Growth Fund            $   25,396   $       --
U.S. Small Capitalization Growth Fund             1,110,379    1,239,887
High Yield Fund                                   2,456,438      654,750

4.       FUTURES CONTRACTS
The Funds may purchase or sell exchange-traded futures contracts, which are contracts that obligate the Funds to make or take delivery of a financial instrument or the cash value of a securities index at a specified future date at a specified price. The Funds enter into such contracts to hedge a portion of their portfolio. Risks of entering into futures contracts include the possibility that there may be an illiquid market or that a change in the value of the contract may not correlate with changes in the value of the underlying securities. Upon entering into a futures contract, the Funds are required to deposit either cash or securities (initial margin). Subsequent payments (variation margin) are made or received by the Funds, generally on a daily basis. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains or losses. The Funds recognize a realized gain or loss when the contract is closed or expires. The statement of operations reflects net realized and net unrealized gains and losses on these contracts.

5.       DISTRIBUTION PLANS
The Trust has adopted distribution plans (the "Plans") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, for the Brinson Class N and the UBS Investment Funds Class. Each Plan governs payments made for the expenses incurred in the promotion and distribution of the Brinson Class N and the UBS Investment Funds Class. Annual fees under the Brinson Class N Plan shall not exceed 0.25% of the average daily net assets of the Brinson Class N of each of the Funds. Annual fees under the UBS Investment Funds Plan, which include a 0.25% service fee, total 0.50%, 0.52%, 0.52%, 0.77%, 0.77%, 0.47%, and 0.85% of the average daily net assets of the UBS Investment Funds Class of the U.S. Balanced Fund, U.S. Equity Fund, U.S. Large Capitalization Equity Fund, U.S. Large Capitalization Growth Fund, U.S. Small Capitalization Growth Fund, U.S. Bond Fund and High Yield Fund, respectively.

6.       LINE OF CREDIT
The Trust has entered into an agreement with Chase Manhattan Bank to provide a 364 day $100 million committed line of credit to the Funds. Borrowings will be made for temporary purposes. Interest on amounts borrowed is calculated based on the Federal Funds rate plus

The UBS Investment Funds - Notes To Financial Statements

0.50%. The Funds pay an annual commitment fee of 0.08% of the average daily unutilized balance of the line of credit. During the period ended December 31, 1998, the Funds had no borrowings under the agreement.

7. CAPITAL TRANSACTIONS Capital stock transactions were as follows:
         U.S. Balanced Fund

                                                   U.S. Balanced Fund
                               ---------------------------------------------------------
                                     Six Months Ended               Year Ended
                                December 31, 1998 (Unaudited)      June 30, 1998
                               ---------------------------------------------------------
                                   Shares        Value         Shares         Value
                               -------------  ------------- ------------  --------------
Sales:
     Brinson Class I                 645,486   $  7,769,946    4,720,912   $ 58,173,143
     Brinson Class N                      --             --           --             --
     UBS Investment Funds Class       84,835        994,551       49,659        624,713
                                 -----------   ------------   ----------   ------------
          Total Sales                730,321   $  8,764,497    4,770,571   $ 58,797,856
                                 ===========   ============   ==========   ============

Dividend Reinvestment:
     Brinson Class I               1,193,337   $ 11,121,901    2,662,862   $ 31,359,575
     Brinson Class N                      32            299           11            136
     UBS Investment Funds Class       55,020        510,039       14,933        175,706
                                 -----------   ------------   ----------   ------------
          Total Dividend
           Reinvestment            1,248,389   $ 11,632,239    2,677,806   $ 31,535,417
                                 ===========   ============   ==========   ============

Redemptions:
     Brinson Class I               3,863,158   $ 45,621,386   23,388,425   $293,534,522
     Brinson Class N                      --             --           --             --
     UBS Investment Funds Class       64,496        724,033       42,682        540,673
                                 -----------   ------------   ----------   ------------
          Total Redemptions        3,927,654   $ 46,345,419   23,431,107   $294,075,195
                                 ===========   ============   ==========   ============

                                                    U.S. Equity Fund
                               ---------------------------------------------------------
                                     Six Months Ended               Year Ended
                                December 31, 1998 (Unaudited)      June 30, 1998
                               ---------------------------------------------------------
                                   Shares        Value         Shares         Value
                               -------------  ------------- ------------  --------------
Sales:
     Brinson Class I**             8,066,362   $150,512,394   16,875,765   $314,205,812
     Brinson Class N                 216,548      4,021,529       13,398        269,368
     UBS Investment Funds Class    1,081,207     21,777,960    1,697,355     31,606,780
                                 -----------   ------------   ----------   ------------
          Total Sales              9,364,117   $176,311,883   18,586,518   $346,081,960
                                 ===========   ============   ==========   ============

Dividend Reinvestment:
     Brinson Class I               2,026,930   $ 37,801,864    1,861,660   $ 32,092,717
     Brinson Class N                  12,815        238,104           47            896
     UBS Investment Funds Class       86,539      1,608,752      110,158      1,887,716
                                 -----------   ------------   ----------   ------------
          Total Dividend
           Reinvestment            2,126,284   $ 39,648,720    1,971,865   $ 33,981,329
                                 ===========   ============   ==========   ============

Redemptions:
     Brinson Class I               5,126,943   $ 97,655,470    7,470,182   $144,565,891
     Brinson Class N                  19,879        361,850            5            100
     UBS Investment Funds Class      342,279      6,261,509    1,023,014     19,298,428
                                 -----------   ------------   ----------   ------------
          Total Redemptions        5,489,101   $104,278,829    8,493,201   $163,864,419
                                 ===========   ============   ==========   ============

** Includes shares issued in connection with reorganization.

The UBS Investment Funds - Notes To Financial Statements

                                          U.S. Large Capitalization Equity Fund
                               ---------------------------------------------------------
                                     Six Months Ended               Year Ended
                                December 31, 1998 (Unaudited)      June 30, 1998
                               ---------------------------------------------------------
                                   Shares        Value         Shares         Value
                               -------------  ------------- ------------  --------------
Sales:
     Brinson Class I                 916,683   $  8,949,197       16,662   $    163,328
     Brinson Class N                   8,098         78,700    1,688,092     16,758,163
     UBS Investment Funds Class           --             --          104          1,000
                                 -----------   ------------   ----------   ------------
          Total Sales                924,781   $  9,027,897    1,704,858   $ 16,922,491
                                 ===========   ============   ==========   ============

Dividend Reinvestment:
     Brinson Class I                   4,692   $     46,270           18   $        168
     Brinson Class N                   7,095         69,880        2,204         20,606
     UBS Investment Funds Class           --              6           --              1
                                 -----------   ------------   ----------   ------------
          Total Dividend
           Reinvestment               11,787   $    116,156        2,222   $     20,775
                                 ===========   ============   ==========   ============

Redemptions:
     Brinson Class I                  23,163   $    228,994        1,015   $      9,875
     Brinson Class N                 421,436      4,019,081       51,661        509,678
     UBS Investment Funds Class           --             --           --             --
                                 -----------   ------------   ----------   ------------
          Total Redemptions          444,599   $  4,248,075       52,676   $    519,553
                                 ===========   ============   ==========   ============

* The Fund commenced operations on April 6, 1998.

                                                      U.S. Bond Fund
                               ---------------------------------------------------------
                                     Six Months Ended               Year Ended
                                December 31, 1998 (Unaudited)      June 30, 1998
                               ---------------------------------------------------------
                                   Shares        Value         Shares         Value
                               -------------  ------------- ------------  --------------
Sales:
     Brinson Class I**             7,557,553   $ 81,377,100    1,926,960   $ 20,378,131
     Brinson Class N                   2,379         25,964           --             --
     UBS Investment Funds Class      350,102      3,786,487      134,362      1,416,847
                                 -----------   ------------   ----------   ------------
          Total Sales              7,910,034   $ 85,171,551    2,061,322   $ 21,794,978
                                 ===========   ============   ==========   ============

Dividend Reinvestment:
     Brinson Class I                 239,645   $  2,545,027      107,565   $  1,114,591
     Brinson Class N                       4             43            6             68
     UBS Investment Funds Class       12,927        136,765        5,825         60,235
                                 -----------   ------------   ----------   ------------
          Total Dividend
           Reinvestment              252,576   $  2,681,835      113,396   $  1,174,894
                                 ===========   ============   ==========   ============

Redemptions:
     Brinson Class I               2,915,499   $ 31,500,447      549,381   $  5,780,080
     Brinson Class N                   2,379         25,905           --             --
     UBS Investment Funds Class      115,415      1,248,637       45,413        475,640
                                 -----------   ------------   ----------   ------------
          Total Redemptions        3,033,293   $ 32,774,989      594,794   $  6,255,720
                                 ===========   ============   ==========   ============

**Includes shares issued in connection with reorganization.

The UBS Investment Funds - Notes To Financial Statements

                                          U.S. Large Capitalization Growth Fund
                               ---------------------------------------------------------
                                                            Period from October 14, 1997
                                        Year Ended          (commencement of operations)
                                     December 31, 1998          to December 31, 1997
                               ---------------------------------------------------------
                                   Shares        Value         Shares         Value
                               -------------  ------------- ------------  --------------
Sales:
     Brinson Class I*                349,475   $  4,971,380       41,609   $  4,108,844
     Brinson Class N                      84          1,000           --             --
     UBS Investment Funds Class           84          1,000           --             --
                                 -----------   ------------   ----------   ------------
          Total Sales                349,643   $  4,973,380       41,609   $  4,108,844
                                 ===========   ============   ==========   ============

Dividend Reinvestment:
     Brinson Class I                  15,430   $    170,881           92   $      9,050
     Brinson Class N                      --             --           --             --
     UBS Investment Funds Class           --             --           --             --
                                 -----------   ------------   ----------   ------------
          Total Dividend
           Reinvestment               15,430   $    170,881           92   $      9,050
                                 ===========   ============   ==========   ============

Redemptions:
     Brinson Class I                  56,390   $ 5,974,601             4   $        356
     Brinson Class N                      --            --            --             --
     UBS Investment Funds Class           --            --            --             --
                                 -----------   ------------   ----------   ------------
          Total Redemptions           56,390   $  5,974,601            4   $        356
                                 ===========   ============   ==========   ============

                                          U.S. Small Capitalization Growth Fund
                               ----------------------------------------------------------
                                                           Period from September 30, 1997
                                        Year Ended          (commencement of operations)
                                     December 31, 1998          to December 31, 1997
                               ----------------------------------------------------------
                                   Shares        Value         Shares         Value
                               -------------  ------------- ------------  ---------------
Sales:
     Brinson Class I**             2,571,818   $ 18,350,730      129,190   $ 12,731,529
     Brinson Class N                     114          1,000           --             --
     UBS Investment Funds Class          114          1,000           --             --
                                 -----------   ------------   ----------   ------------
          Total Sales              2,572,046   $ 18,352,730      129,190   $ 12,731,529
                                 ===========   ============   ==========   ============

Dividend Reinvestment:
     Brinson Class I                     132   $      9,859           --   $         --
     Brinson Class N                      --             --           --             --
     UBS Investment Funds Class           --             --           --             --
                                 -----------   ------------   ----------   ------------
          Total Dividend
           Reinvestment                  132   $      9,859           --   $         --
                                 ===========   ============   ==========   ============

Redemptions:
     Brinson Class I                 128,744   $  6,727,395        2,533   $    255,000
     Brinson Class N                      --             --           --             --
     UBS Investment Funds Class           --             --           --             --
                                 -----------   ------------   ----------   ------------
          Total Redemptions          128,744   $  6,727,395        2,533   $    255,000
                                 ===========   ============   ==========   ============

 * Includes 298,108 shares issued in 10 for 1 share split.
** Includes 2,227,053 shares issued in 10 for 1 share split.

The UBS Investment Funds - Notes To Financial Statements

                                                    High Yield Fund
                               ----------------------------------------------------------
                                                           Period from September 30, 1997
                                        Year Ended          (commencement of operations)
                                     December 31, 1998          to December 31, 1997
                               ----------------------------------------------------------
                                   Shares        Value         Shares         Value
                               -------------  ------------- ------------  ---------------
Sales:
     Brinson Class I*              3,412,082   $ 29,256,184       77,644   $  7,756,774
     Brinson Class N                     100          1,000           --             --
     UBS Investment Funds Class          100          1,000           --             --
                                 -----------   ------------   ----------   ------------
          Total Sales              3,412,282   $ 29,258,184       77,644   $  7,756,774
                                 ===========   ============   ==========   ============

Dividend Reinvestment:
     Brinson Class I                  47,240   $  1,381,731        1,296   $    129,246
     Brinson Class N                      --             --           --             --
     UBS Investment Funds Class           --             --           --             --
                                 -----------   ------------   ----------   ------------
          Total Dividend
           Reinvestment               47,240   $  1,381,731        1,296   $    129,246
                                 ===========   ============   ==========   ============

Redemptions:
     Brinson Class I                  39,259   $  3,393,269          759   $     76,294
     Brinson Class N                      --             --           --             --
     UBS Investment Funds Class           --             --           --             --
                                 -----------   ------------   ----------   ------------
          Total Redemptions           39,259   $  3,393,269          759   $     76,294
                                 ===========   ============   ==========   ============

* Includes 2,898,051 shares issued in 10 for 1 share split.

Report of Independent Auditors

The Board of Trustees and Shareholders
The Brinson Funds -
  U.S. Large Capitalization Growth Fund
  U.S. Small Capitalization Growth Fund
  High Yield Fund

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of The Brinson Funds-U.S. Large Capitalization Growth Fund, U.S. Small Capitalization Growth Fund and High Yield Fund as of December 31, 1998, the related statements of operations and changes in net assets and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The financial statements and financial highlights of U.S. Large Capitalization Growth Fund, U.S. Small Capitalization Growth Fund and High Yield Fund for the period ended December 31, 1997, were audited by other auditors whose report dated February 17, 1998, expressed an unqualified opinion on those statements and financial highlights.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1998, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Brinson Funds-U.S. Large Capitalization Growth Fund, U.S. Small Capitalization Growth Fund and High Yield Fund at December 31, 1998, the results of their operations, the changes in their net assets and the financial highlights for the year then ended in conformity with generally accepted accounting principles.


                                             /s/ ERNST & YOUNG LLP


Chicago, Illinois
February 12, 1999

Special Meeting of Shareholders

         Voting Results of Special Meeting of Shareholders (Unaudited)

The proposal described below was submitted to a vote of shareholders of UBS Private Investor Funds, Inc. ("UBS Funds") at a special meeting of shareholders held on December 11, 1998 (the "Meeting"):

Proposal No. 1 - Approval of a Plan of Reorganization pursuant to which UBS Fund's Value Equity, Bond, Large Cap Growth, Small Cap and High Yield Bond Funds (each, a "Fund") will be reorganized into Class I shares of the U.S. Equity, U.S. Bond, U.S. Large Capitalization Growth, U.S. Small Capitalization Growth and High Yield Fund, respectively.

At the Meeting, the shareholders of each Fund approved Proposal No. 1 as follows:

     Fund                                      For      Against  Abstain
     ----                                      ---     --------  -------
     UBS Value Equity Fund                   104,031        0        0
     UBS Bond Fund                           136,024        0        0
     UBS Large Cap Growth Fund                26,932        0        0
     UBS Small Cap Fund                      153,501        0        0
     UBS High Yield Bond Fund                168,730        0        0

                                Distributed by:
                            Funds Distributor, Inc.
                                60 State Street
                                Boston, MA 02109

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective Prospectus which includes details regarding the Funds' objectives, policies, expenses and other information.

                            [UBS LOGO APPEARS HERE]

     P.O. Box 2798, Boston, Massachusetts 02208-9915 - Tel: (800) 794-7753

                            [UBS LOGO APPEARS HERE]









                                  Global Fund
                               Global Equity Fund
                                Global Bond Fund


                               Semi-Annual Report

                               December 31, 1998

Trustees and Officers

[UBS LOGO APPEARS HERE]

Trustees

Walter E. Auch

Frank K. Reilly, CFA

Edward M. Roob


Officers

Frank K. Reilly, CFA               Debra L. Nichols
Chairman of the Board              Vice President

E. Thomas McFarlan                 Carolyn M. Burke, CPA
President                          Secretary and Treasurer

Thomas J. Digenan, CFA, CPA        David E. Floyd
Vice President                     Assistant Secretary

The Funds' Advisor - Brinson Partners, Inc.

[UBS LOGO APPEARS HERE]

The UBS Brinson Division is the institutional asset management division of UBS AG. UBS Brinson is the name used outside North America while Brinson Partners continues as the primary name within North America. The UBS Brinson Division manages over USD 390 billion of institutional assets, including over USD 265 billion of discretionary institutional assets on an active basis and mutual fund assets for UBS Private Banking which total over USD 125 billion. In addition, UBS Brinson acts as the investment advisor to UBS Private Banking. UBS Brinson manages investment portfolios for corporations, public funds, endowments, foundations, central banks and other investors located throughout the world. The UBS Brinson Division employs over 1,500 people in offices in Chicago, Bahrain, Basel, Frankfurt, Geneva, Hong Kong, London, Melbourne, New York, Paris, Rio de Janeiro, Singapore, Sydney, Tokyo and Zurich.

Investment performance for our clients is maximized within and across major asset classes through a comprehensive understanding of global investment markets and their interrelationships. Portfolio structure is tailored to specific client objectives and focused upon both risk and return considerations in the context of full investment cycles. Our investment decisions are based on fundamental research, internally developed valuation systems and seasoned judgment. Our independent team approach allows for rapid responses to market changes, while providing each client with the benefit of our best talent.

Table of Contents

[UBS LOGO APPEARS HERE]

Shareholder Letter                                      4

Global Economic and Market Highlights                   5

Global Fund                                             6
     Schedule of Investments                           10
     Financial Statements                              18
     Financial Highlights                              22

Global Equity Fund                                     25
     Schedule of Investments                           29
     Financial Statements                              34
     Financial Highlights                              37

Global Bond Fund                                       40
     Schedule of Investments                           43
     Financial Statements                              47
     Financial Highlights                              50

The Brinson Funds-Notes to Financial Statements        53

Shareholder Letter

[UBS LOGO APPEARS HERE]

February 20, 1999

Dear Shareholder:

We are very pleased to present the December 31, 1998 Semi-Annual Report for the Global Fund, Global Equity Fund and Global Bond Fund. Within this Report, we'll focus on current global economic outlook as well as our current strategies and performance for the three Global Funds.

Since our last report to you, Union Bank of Switzerland and Swiss Bank Corporation merged to become UBS AG, one of the world's major financial institutions. In connection with this merger, the former SBC Brinson / Brinson Partners, Inc.'s activities of Swiss Bank Corporation were combined with the worldwide UBS asset management operations into the UBS Brinson division of UBS AG. During this process, the UBS Private Investor Funds merged into the Brinson fund family on December 18, 1998. This merger created the following three new UBS Investment Funds on December 31, 1998; the U.S. Large Capitalization Growth Fund, the U.S. Small Capitalization Growth Fund and the High Yield Fund.

The Global Fund, Global Equity Fund and Global Bond Fund are all actively managed funds that provide integrated asset management across and within security markets. The investment process is strategic in nature and is driven by deviations of market price from fundamental value. This philosophy offers the greatest potential for achieving enhanced, long-term returns while controlling risk.

Our investment decisions are based on fundamental research, internally developed valuation systems and seasoned judgment. Our independent team approach allows for rapid responses to market changes, while providing each client with the benefit of our talent. The Reports that follow highlight the investment characteristics and the performance of the respective Funds.

We very much appreciate your continued trust and the confidence you have placed in the UBS Investment Funds.

Sincerely,


/s/ Hanspeter A. Walder    /s/ Raymond Simon

Hanspeter A. Walder        Raymond Simon
Executive Director         Executive Director
Private Banking            Private Banking

Global Economic and Market Highlights

[UBS LOGO APPEARS HERE]

Japan and most of Asia continue to be mired in severe downturns. The Japanese economy is particularly troubled, as the one bright spot in the economy, the export sector, has started to weaken in response to a dramatic strengthening of the yen. Bond yields have risen sharply as the government's deficit financing has pushed the gross debt to GDP ratio among the highest of the developed countries.

The single European currency enjoyed a successful launch on January 1st. Monetary policy for the eleven participating nations is now being administered by the European Central Bank. Cash rates and bond yields have converged, except for small spreads due to credit and liquidity differences. Although the euro's success in the near term is not in doubt, some longer-term concerns remain. Economic convergence of the EMU economies is not complete, and the economic environment appears to be softening. This creates an element of political risk for the ECB and the new currency.

Inflation remains in check throughout the developed world and in many of the emerging markets. Weakness in Asia and overcapacity in basic industries have combined to push down commodity prices, particularly oil and related energy prices. Consumer price inflation is essentially zero in Japan, less than 1% in most of Europe, and under 2% in the U.S. The voices predicting global deflation seem to have largely disappeared however, after the Federal Reserve's series of rate cuts to provide liquidity during the market downturns in the fall.

Global Environment

                                               6 months  1 year   3 years 7/31/95*
Major Markets                                   ended    ended    ended      to
Total Return in U.S. Dollars                   12/31/98 12/31/98 12/31/98 12/31/98
----------------------------------------------------------------------------------
U.S. Equity                                       6.90%    23.43%  25.42%   25.27%
Global (ex-U.S.) Equities (currency unhedged)     2.72     18.67    9.06     8.61
Global (ex-U.S.) Equities (currency hedged)      -3.98     13.84   14.86    16.47
U.S. Bonds                                        4.57      8.72    7.29     8.36
Global (ex-U.S.) Bonds (currency unhedged)       15.38     17.79    5.49     4.52
Global (ex-U.S.) Bonds (currency hedged)          5.79     11.54   11.48    12.03
U.S. Cash Equivalents                             2.12      4.55     4.79    4.87
----------------------------------------------------------------------------------

                                               6 months  1 year   3 years 7/31/95*
Major Currencies                                ended    ended    ended      to
Percent Change Relative to U.S. Dollars        12/31/98 12/31/98 12/31/98 12/31/98
----------------------------------------------------------------------------------
Yen                                              23.04%    15.27%  -2.94%   -7.00%
Pound                                            -0.28      1.12    2.33     1.15
Deutschemark                                      8.37      7.95   -4.93    -5.34
Canadian Dollar                                  -4.26     -6.83   -3.88    -3.24
----------------------------------------------------------------------------------

* Inception date of the UBS Investment Fund - Global

All total returns in excess of 1 year are average annualized returns.

Global Fund

[UBS LOGO APPEARS HERE]

The Global Fund is diversified across the equity and fixed income markets of the U.S. and a broad range of other countries. The Fund is actively managed within an asset allocation framework, involving value-based market, currency, and individual security selection. Our senior asset allocation, equity and fixed income professionals form the investment team for the Fund, supported by a globally integrated market analysis system. Security selection with each market is based on the fundamental research of our analytical teams in our offices worldwide.

Since its inception on July 31, 1995, the UBS Investment Fund - Global has provided an annualized return of 11.74%. This is compared to the 14.69% return of the Global Securities Markets Mutual Fund Index. The Fund's performance over this period was achieved with an annualized volatility of 7.80%, well below the benchmark volatility of 10.16%. The Fund's 1998 return of 7.60% fell short of the benchmark return of 16.45%. Security selection in the U.S. equity and bond markets had a negative impact on added value, while security selection in Japanese equities contributed positively. The underweight in developed equity markets and the corresponding bond overweight detracted substantially, as riskier assets, with the exception of the emerging markets tended to perform better during the year.

The bond and equity markets of European nations participating in the new single currency performed well. Yields on the previously high yielding peripheral bond markets fell to historically low levels toward the end of the year. The worst-performing equity markets were generally found in Asia, with emerging markets leading the bond market underperformers. The effects of the crisis in emerging markets spilled over into the developed equity and credit markets in September, although equities had rebounded by year-end. Japan's bond market suffered severely toward year-end, joining its equity market which continued to be adversely affected by the country's economic woes and a strengthening yen.

Because of the renewed yen overvaluation, the Fund remains underweight. Sterling is likewise held at a below-benchmark allocation. Overweight currencies include the Canadian dollar and the Australian dollar. Asset class allocations remain heavily biased toward bonds and underweight developed equities. Valuations and risk considerations do not support normal equity allocations.

Global Fund

[UBS LOGO APPEARS HERE]

Total Return
                                          6 months  1 year   3 years 7/31/95*
                                           ended    ended    ended      to
                                          12/31/98 12/31/98 12/31/98 12/31/98
------------------------------------------------------------------------------
UBS Investment Fund - Global                1.59%    7.60%    10.41%   11.74%
------------------------------------------------------------------------------
GSMI Mutual Fund Index**                    5.71    16.45     14.42    14.69
------------------------------------------------------------------------------
MSCI World Equity (Free) Index              6.72    24.62     18.06    17.54
------------------------------------------------------------------------------
Salomon World Government Bond Index         12.17   15.29      6.20     5.92
------------------------------------------------------------------------------

*        Inception date of the UBS Investment Fund - Global.
**       An un-managed index compiled by the Advisor, constructed as follows:
         40% Wilshire 5000 Index; 22% MSCI World ex USA (Free) Index; 21% Salomon Smith Barney BIG Bond Index; 9% Salomon Non-U.S. Government Bond Index (unhedged); 2% JP Morgan EMBI+; 3% IFC Investable Index; and 3% Merrill Lynch High Yield Master Index.

Total return includes reinvestment of all capital gain and income distributions. All total returns in excess of 1 year are average annualized returns.

Illustration of an Assumed Investment of $10,000

This chart shows the growth in the value of an investment in the UBS Investment Fund - Global, the GSMI Mutual Fund Index, the MSCI World Equity (Free) Index and the Salomon World Government Bond Index if you had invested $10,000 on July 31, 1995, and had reinvested all your income dividends and capital gain distributions through December 31, 1998. No adjustment has been made for any income taxes payable by shareholders on income dividends and capital gain distributions. Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.


UBS Investment Fund - Global vs. GSMI Mutual Fund Index,
MSCI World Equity (Free) Index and Salomon World Government Bond Index Wealth Value with Dividends Reinvested

                              [CHART APPEARS HERE]

                                                                 Salomon
                    UBS            GSMI             MSCI          World
                 Investment     Mutual Fund     World Equity   Government
                 Fund-Global       Index        (Free) Index   Bond Index
                 -----------    -----------     ------------   ----------
7/31/95            $10,000        $10,000          $10,000       $10,000
8/31/95            $10,129         $9,965           $9,777        $9,656
9/30/95            $10,293        $10,232          $10,066        $9,871
10/31/95           $10,362        $10,167           $9,909        $9,944
11/30/95           $10,655        $10,472          $10,255       $10,057
12/31/95           $10,861        $10,665          $10,556       $10,162
1/31/96            $11,063        $10,839          $10,753       $10,037
2/29/96            $11,008        $10,870          $10,818        $9,986
3/31/96            $11,091        $10,963          $10,998        $9,972
4/30/96            $11,229        $11,152          $11,256        $9,932
5/31/96            $11,266        $11,234          $11,265        $9,934
6/30/96            $11,324        $11,257          $11,325       $10,013
7/31/96            $11,157        $10,961          $10,925       $10,205
8/31/96            $11,334        $11,138          $11,054       $10,245
9/30/96            $11,687        $11,505          $11,488       $10,287
10/31/96           $11,873        $11,620          $11,567       $10,479
11/30/96           $12,329        $12,109          $12,219       $10,617
12/31/96           $12,332        $12,001          $12,025       $10,531
1/31/97            $12,475        $12,177          $12,172       $10,250
2/28/97            $12,567        $12,234          $12,311       $10,173
3/31/97            $12,373        $11,965          $12,064       $10,096
4/30/97            $12,506        $12,207          $12,460       $10,007
5/31/97            $13,008        $12,824          $13,231       $10,279
6/30/97            $13,377        $13,283          $13,889       $10,402
7/31/97            $13,797        $13,812          $14,531       $10,321
8/31/97            $13,428        $13,306          $13,547       $10,314
9/30/97            $13,838        $13,882          $14,284       $10,534
10/31/97           $13,428        $13,434          $13,534       $10,753
11/30/97           $13,449        $13,554          $13,771       $10,589
12/31/97           $13,589        $13,717          $13,939       $10,557
1/31/98            $13,735        $13,902          $14,330       $10,659
2/28/99            $14,575        $14,575          $15,299       $10,746
3/31/98            $14,556        $14,988          $15,943       $10,639
4/30/98            $14,568        $15,135          $16,099       $10,810
5/31/98            $14,478        $14,922          $15,904       $10,834
6/30/98            $14,394        $15,111          $16,276       $10,851
7/31/98            $14,349        $15,032          $16,251       $10,865
8/31/98            $13,193        $13,512          $14,085       $11,160
9/30/98            $13,601        $13,978          $14,335       $11,754
10/31/98           $14,088        $14,813          $15,634       $12,102
11/30/98           $14,473        $15,418          $16,565       $11,931
12/31/98           $14,622        $15,974          $17,370       $12,171

Fund returns are net of all fees and costs, while the Index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing.

Global Fund

[UBS LOGO APPEARS HERE]

Asset Allocation
As of December 31, 1998 (Unaudited)

                                         Current
                           Benchmark     Strategy
--------------------------------------------------
U.S. Equities                40.0%         22.0%
Global (ex-U.S.) Equities    22.0          18.0
Emerging Markets Equities     3.0           3.0
Dollar Bonds                 21.0          33.0
High Yield Bonds              3.0           3.0
Global (ex-U.S.) Bonds        9.0          16.0
Emerging Markets Debt         2.0           5.0
Cash Equivalents              0.0           0.0
--------------------------------------------------
                            100.0%        100.0%

Top Ten U.S. Equity Holdings
As of December 31, 1998 (Unaudited)
                                         Percent of
                                         Net Assets
----------------------------------------------------
 1. Xerox Corp.                              1.79%
 2. FDX Corp.                                1.25
 3. Burlington Northern Santa Fe Corp.       1.24
 4. Lockheed Martin Corp.                    1.09
 5. Philip Morris Companies, Inc.            1.03
 6. Baxter International, Inc.               0.77
 7. Kimberly Clark Corp.                     0.75
 8. Entergy Corp                             0.71
 9. Aetna, Inc.                              0.70
10. CIGNA Corp.                              0.69
----------------------------------------------------

Currency Allocation
As of December 31, 1998 (Unaudited)
                                         Current
                           Benchmark     Strategy
----------------------------------------------------
U.S.                         66.0%         62.4%
Japan                         7.0           1.0
U.K.                          5.3           1.3
Continental Europe           16.3          20.3
Canada                        1.2           5.2
Emerging Markets              3.0           3.0
Other                         1.2           6.8
----------------------------------------------------
                            100.0%        100.0%


Top Ten Global (ex-U.S.) Equity Holdings
As of December 31, 1998 (Unaudited)
                                         Percent of
                                         Net Assets
----------------------------------------------------
 1. Novartis AG (Reg.)                       0.46%
 2. Telecom Corp of New Zealand, Ltd.        0.40
 3. Royal Dutch Petroleum Co.                0.37
 4. Nokia Oyj- A Shares                      0.35
 5. Nestle S.A. (Reg.)                       0.35
 6. Allianz A.G.                             0.34
 7. Lloyds TSB Group PLC                     0.34
 8. Bayer AG                                 0.33
 9. Glaxo Wellcome PLC                       0.31
10. ING Groep NV                             0.30
----------------------------------------------------

Global Fund

Industry Diversification

As a Percent of Net Assets
As of December 31, 1998 (Unaudited)
-----------------------------------------------------------------------------
U.S. Equities
Energy                              0.36%
                                  ------
Capital Investment
         Capital Goods              3.22
         Technology                 3.22
                                  ------
                                    6.44
                                  ------
Basic Industries
         Chemicals                  0.93
         Housing/Paper              2.67
         Metals                     0.15
                                  ------
                                    3.75
                                  ------
Consumer
         Non-Durables               2.62
         Retail/Apparel             1.32
         Autos/Durables             1.10
         Health: Drugs              1.09
         Health: Non-Drugs          1.67
                                  ------
                                    7.80
                                  ------
Financial
         Banks                      2.67
         Non-Banks                  2.07
                                  ------
                                    4.74
                                  ------
Utilities
         Electric                   1.70
         Telephone                  0.81
                                  ------
                                    2.51
                                  ------

Transportation                      1.73
Services/Misc                       2.26
Post Venture                        1.18
                                  ------
           Total U.S. Equities     30.77*
                                  ------

global (ex-U.S.) Equities
Aerospace & Military                0.10
Airlines                            0.06
Appliances & Household              0.23
Autos/Durables                      0.43
Banking                             2.07
Beverages & Tobacco                 0.58
Broadcasting & Publishing           0.57
Building Materials                  0.27
Business & Public Service           0.65
Chemicals                           0.69
Construction                        0.03
Consumer                            0.14
Data Processing                     0.06
Electric Components                 0.28
Electronics                         0.95
Energy                              1.39
Financial Services                  0.62
Food & House Products               0.60
Forest Products                     0.25
Health: Drugs                       0.68
Health: Non-Drugs                   1.07
Housing/Paper                       0.04
Industrial Components               0.21
Insurance                           1.47%
Leisure & Tourism                   0.09
Machinery & Engineering             0.03
Merchandising                       0.75
Metals-Steel                        0.18
Multi-Industry                      0.67
Non-Ferrous Metals                  0.19
Real Estate                         0.06
Recreation                          0.05
Retail & Apparel                    0.08
Telecommunications                  2.03
Textiles & Apparel                  0.02
Transportation                      0.04
Utilities                           0.71
Wholesale & International Trade     0.01
                                  ------
           Total global (ex-U.S.)
            Equities               18.35
                                  ------

Emerging Markets Equities           3.01
                                  ------
TOTAL EQUITIES                     52.13
                                  ------

U.S. BONDS
Corporate Bonds
         Airlines                   0.03
         Auto/Durables              0.16
         Banks                      0.62
         Broadcasting & Public
          Service                   0.21
         CMO                        2.80
         Financial Services         1.26
         Industrial Components      1.45
         Telecommunications         0.02
         Transportation             0.30
                                  ------
                                    6.85
                                  ------

U.S. Government Agencies            4.17
U.S. Government Obligations         8.75
International Dollar Bonds          2.01
                                  ------
           Total U.S. Bonds        21.78*
                                  ------

HIGH YIELD BONDS                    3.01
                                  ------

GLOBAL (EX-U.S.) BONDS
         Foreign Government Bonds  15.19
                                  ------

EMERGING MARKETS DEBT               5.47
                                  ------
SHORT TERM INVESTMENTS             23.31*
                                  ------
           TOTAL INVESTMENTS      120.89
                                  ------
LIABILITIES, LESS CASH AND
         OTHER ASSETS             (20.89)
                                  ------
           NET ASSETS             100.00%
                                  ======

* The Fund held a long position in U.S. Treasury futures on December 31, 1998 which increased U.S. Bond exposure from 21.78% to 31.12%.
  The Fund held a short position in stock index futures on December 31, 1998 which reduced U.S. Equity exposure from 30.77% to 20.84%.
  These adjustments result in a net increase in the Fund's exposure to Short-Term Investments from 23.31% to 23.90%.

GLOBAL FUND -- SCHEDULE OF INVESTMENTS

December 31, 1998 (Unaudited)
-----------------------------------------------------------------------------
                                           Shares        Value
                                         ---------   -------------
Equities  52.13%
U.S. Equities  30.77%
Advanced Micro Devices, Inc. (b)            70,500   $  2,040,094
Aetna, Inc.                                 45,300      3,561,712
Allergan, Inc.                              17,800      1,152,550
Alza Corp. (b)                              37,500      1,959,375
American Standard Companies, Inc. (b)       36,200      1,300,937
Aon Corp.                                   63,398      3,510,664
Automatic Data Processing, Inc.             28,600      2,293,362
BankBoston Corp.                            20,400        794,325
Baxter International, Inc.                  61,400      3,948,787
Beckman Coulter Inc.                        16,300        884,275
Bestfoods                                   17,900        953,175
Biogen, Inc. (b)                             8,500        705,500
Birmingham Steel Corp.                      12,000         50,250
Brinson Post-Venture Fund (b)              317,715      6,015,904
Burlington Northern Santa Fe Corp.         187,900      6,341,625
Centaur Funding Corp., 144A                  1,430        262,586
Centaur Funding Corp., 144A                    750        784,219
Champion Enterprises, Inc. (b)              11,700        320,288
Champion International Corp.                18,800        761,400
Chase Manhattan Corp.                       32,100      2,184,806
CIGNA Corp.                                 45,600      3,525,450
Circuit City Stores-Circuit City Group      50,800      2,536,825
CMS Energy Corp.                            48,400      2,344,375
Comerica, Inc.                              15,500      1,056,906
CommScope, Inc. (b)                         26,333        442,724
Comverse Technology, Inc. (b)               17,160      1,218,360
Consolidated Stores Corp. (b)               49,400        997,263
Corning, Inc.                               73,600      3,312,000
Covance, Inc. (b)                           18,872        549,647
Crown Cork & Seal Co., Inc.                 17,800        548,463
Cummins Engine Co., Inc.                     4,200        149,100
Dial Corp.                                  19,400        560,175
Eastman Chemical Co.                        20,700        926,325
Electronic Data Systems Corp.               66,100      3,321,525
EMC Corp. (b)                               22,100      1,878,500
Entergy Corp.                              116,400      3,622,950
FDX Corp. (b)                               71,900      6,399,100
First American Corp. of Tennessee            9,800        434,875
First Data Corp.                            90,830      2,878,176
First Security Corp.                        18,575        434,191
Fleet Financial Group, Inc.                 49,200      2,198,625
Fleetwood Enterprises, Inc.                  8,100        281,475
Food Lion Inc., Class A                     85,500        908,438
Fort James Corp.                            64,500      2,580,000
General Instrument Corp. (b)                85,600      2,905,050
General Semiconductor, Inc. (b)             19,850        162,522
Genzyme Corp. (b)                           15,100        751,225
Genzyme-Molecular Oncology (b)               1,594          5,179
Geon Co.                                    10,400        239,200
Goodyear Tire & Rubber Co.                  47,900      2,415,956
Great Lakes Chemical Corp.                  12,000        480,000
GreenPoint Financial Corp.                  21,200        744,650
Harnischfeger Industries, Inc.              26,100        265,894
HCR Manor Care, Inc. (b)                    19,198        563,941
Hibernia Corp., Class A                     20,800        361,400
Household International Inc.                36,700      1,454,237
IMC Global Inc.                             57,500      1,229,062
Johnson Controls Inc.                       17,800      1,050,200

                                           Shares        Value
                                         ---------   -------------
Kimberly Clark Corp.                        70,300   $  3,831,350
Lafarge Corp.                               15,300        619,650
Lear Corp. (b)                              44,400      1,709,400
Lockheed Martin Corp.                       65,823      5,578,499
Lyondell Petrochemical Co.                  54,000        972,000
Martin Marietta Materials, Inc.             10,984        683,068
Masco Corp.                                 87,500      2,515,625
Nabisco Holdings Corp., Class A             38,200      1,585,300
National Service Industries, Inc.           11,900        452,200
Nextel Communications, Inc., Class A (b)    52,400      1,237,950
Norfolk Southern Corp.                      79,400      2,515,987
Peco Energy Co.                             64,600      2,688,975
Pentair, Inc.                               19,796        788,128
Philip Morris Companies, Inc.               98,100      5,248,350
Praxair, Inc.                               34,800      1,226,700
Raytheon Co., Class B                       63,200      3,365,400
Regions Financial Corp.                      9,600        387,000
Schering Plough Corp.                       34,700      1,917,175
Sears, Roebuck and Co.                      53,900      2,290,750
Southdown, Inc.                             21,336      1,262,824
St. Jude Medical, Inc. (b)                  35,300        977,369
Timken Co.                                   6,600        124,575
TRW, Inc.                                    7,900        443,881
Tyson Foods, Inc., Class A                  69,798      1,483,207
Ultramar Diamond Shamrock Corp.             38,702        938,524
Unocal Corp.                                25,600        747,200
US Bancorp                                  48,180      1,710,390
USG Corp.                                    8,600        438,063
Vencor, Inc. (b)                            39,700        178,650
Ventas, Inc.                                39,800        485,063
Viad Corp.                                  36,900      1,120,838
Wells Fargo and Co.                         48,200      1,924,987
Witco Corp.                                  6,500        103,594
Xerox Corp.                                 77,600      9,156,800
York International Corp.                    23,400        955,013
                                                    -------------
Total U.S. Equities                                   157,224,303
                                                    -------------

Global (ex-U.S.) Equities  18.35%
Australia  1.00%
Amcor Ltd.                                  25,920        110,866
Brambles Industries Ltd.                    14,770        360,131
Broken Hill Proprietary Co., Ltd.           59,710        440,209
CSR Ltd.                                    79,870        195,479
David Jones Ltd.                           103,330        114,088
Lend Lease Corp., Ltd.                      21,132        285,172
National Australia Bank Ltd.                45,027        679,440
News Corp. Ltd.                             64,089        423,785
News Corp. Ltd., Preferred                  28,536        173,814
Orica Ltd.                                  18,550         96,604
Pacific Dunlop Ltd.                         69,610        112,725
Qantas Airways Ltd.                         85,237        174,107
QBE Insurance Group Ltd.                    42,683        176,727
Rio Tinto Ltd.                              14,645        173,870
Santos Ltd.                                 55,490        149,084
Telstra Corp., Ltd. (b)                    149,700        700,631
Westpac Banking Corp., Ltd.                 78,128        523,326
WMC Ltd.                                    37,340        112,689
Woolworth's Ltd.                            25,860         88,132
                                                    -------------
                                                        5,090,879
                                                    -------------

GLOBAL FUND -- SCHEDULE OF INVESTMENTS

December 31, 1998 (Unaudited)
-----------------------------------------------------------------------------
                                           Shares        Value
                                         ---------   -------------
Belgium -- 0.62%
Delhaize-Le Lion S.A.                          480   $     42,476
Electrabel S.A.                              2,650      1,164,791
Fortis AG                                      186             11
Fortis AG Strip (b)                          3,913      1,418,092
KBC Bancassurance (Rights) (b)               8,790              0
KBC Bancassurance Holding Strip (b)            220             13
Kredietbank NV                               6,600        522,562
                                                    -------------
                                                        3,147,945
                                                    -------------
Canada -- 0.38%
Agrium, Inc.                                 7,740         68,027
Alcan Aluminum Ltd.                          5,120        138,333
Bank of Montreal                             3,020        121,311
Canadian National Railway Co.                2,960        153,685
Canadian Pacific Ltd.                        9,073        169,528
Extendicare, Inc., Class A (b)               6,960         39,422
Hudson's Bay Co.                             6,810         85,790
Imasco, Ltd.                                 4,890        104,104
Imperial Oil Ltd.                            9,110        145,606
Magna International, Inc., Class A           1,260         78,258
Newbridge Networks Corp. (b)                 3,960        120,141
NOVA Corp.                                   6,004         78,177
Potash Corporation of Saskatchewan, Inc.     1,160         74,388
Royal Bank of Canada                         3,570        177,919
Seagram Co., Ltd.                            1,650         62,573
Shaw Communications, Inc., Class B           6,580        158,931
TransCanada Pipelines Ltd.                   9,090        132,858
Westcoast Energy, Inc.                       2,650         52,621
                                                    -------------
                                                        1,961,672
                                                    -------------
Denmark -- 0.11%
Den Danske Bank Group                          390         52,392
Tele Danmark A/S                             3,960        534,471
                                                    -------------
                                                          586,863
                                                    -------------
Finland -- 0.55%
Merita Ltd., Class A                        70,330        447,254
Nokia Oyj-A Shares                          14,780      1,809,772
UPM-Kymmene Corp.                           19,770        554,438
                                                    -------------
                                                        2,811,464
                                                    -------------

France -- 2.11%
Air Liquide                                  3,495        641,290
Alcatel Alsthom                              5,472        670,017
Axa                                          4,918        713,111
Banque Nationale de Paris                    6,639        546,931
Cie de Saint Gobain                          2,527        356,916
Dexia France                                 2,489        383,629
Elf Aquitaine S.A.                           3,564        412,149
France Telecom S.A.                          7,100        564,319
Groupe Danone                                1,500        429,630
Lagardere S.C.A.                            15,800        671,745
Michelin, Class B                            6,819        272,823
Paribas                                      3,565        309,964
Pinault-Printemps-Redoute S.A.               1,740        332,663
Rhone-Poulenc, Class A                      10,304        530,491
SEITA                                       12,900        808,242
Societe Generale                             2,735        443,087
Suez Lyonnaise des Eaux S.A.                 3,801        781,130

                                           Shares        Value
                                         ---------   -------------

Thomson CSF                                 11,460   $    492,356
Total S.A., Class B                          4,796        485,936
Vivendi                                      3,634        943,271
                                                    -------------
                                                       10,789,700
                                                    -------------

Germany -- 2.26%
Allianz AG                                   4,654      1,732,397
Bayer AG                                    39,930      1,676,935
DaimlerChrysler AG (b)                      10,356      1,029,052
DaimlerChrysler AG (b)                       2,300        228,533
Deutsche Bank AG                             8,581        506,329
Deutsche Telekom AG                         24,060        790,877
Dresdner Bank AG                            11,120        466,004
Hoechst AG                                  12,630        522,459
Mannesmann AG (b)                            9,280      1,073,919
SAP AG                                         920        397,695
Siemens AG                                  19,850      1,304,980
Veba AG                                     21,739      1,288,208
Volkswagen AG                                6,870        556,001
                                                    -------------
                                                       11,573,389
                                                    -------------
Italy -- 0.87%
Assicurazioni Generali                      22,800        954,066
Danieli & Co. Savings (Risp)                22,000         87,790
ENI Spa                                    160,000      1,047,945
ENI Spa ADR                                  3,070        207,992
La Rinascente Spa                           56,740        584,797
Montedison Spa                             351,700        468,168
San Paolo-imi, Spa                          28,511        504,882
Telecom Italia Mobile Spa                   83,000        614,091
                                                    -------------
                                                        4,469,731
                                                    -------------
Japan -- 1.11%
Acom Co., Ltd.                               1,000         64,362
Amada Co., Ltd.                             11,000         53,342
Bridgestone Corp.                            3,000         68,218
Canon, Inc.                                 10,000        214,096
Citizen Watch Co., Ltd.                      9,000         54,255
Dai Nippon Printing Co., Ltd.               10,000        159,752
Daiichi Pharmaceutical Co., Ltd.             9,000        152,314
Daikin Industries Ltd.                      11,000        109,220
Daiwa House Industry Co., Ltd.               5,000         53,324
Fanuc                                        5,000        171,543
Fuji Photo Film                              2,000         74,468
Fujitsu                                      6,000         80,053
Honda Motor Co.                              5,000        164,450
Hoya Corp.                                   3,000        146,277
Ito Yokado Co., Ltd.                         5,000        350,177
Kaneka Corp.                                10,000         75,089
Kao Corp.                                    4,000         90,426
Kirin Brewery Co., Ltd.                     12,000        153,191
Kokuyo                                       4,000         53,936
Kuraray Co., Ltd.                           13,000        143,715
Marui Co., Ltd.                              6,000        115,691
Matsushita Electric Industrial Co.          13,000        230,381
NGK Insulators                              18,000        232,500
Nintendo Corp., Ltd.                         1,900        184,442
Nippon Denso Co., Ltd.                       9,000        166,755

GLOBAL FUND -- SCHEDULE OF INVESTMENTS


December 31, 1998 (Unaudited)
-----------------------------------------------------------------------------
                                           Shares        Value
                                         ---------   -------------
Nippon Meat Packers, Inc.                    7,000   $    112,943
Omron Corp.                                  4,000         54,894
Sankyo Co., Ltd.                             8,000        175,177
Secom Co., Ltd.                              3,000        248,936
Sega Enterprises Ltd.                        2,000         44,415
Sekisui House Ltd.                           9,000         95,346
Shin-Etsu Chemical Co., Ltd.                 2,000         48,227
Sony Corp.                                   3,000        218,883
Sumitomo Chemical Co.                       13,000         50,709
Sumitomo Electric Industries                 8,000         90,142
Takeda Chemical Industries                   7,000        269,947
TDK Corp.                                    2,000        183,156
Tokio Marine & Fire Insurance Co.           10,000        119,681
Toray Industries, Inc.                      29,000        151,684
Toshiba Corp.                               26,000        155,124
Toyota Motor Corp.                           8,000        217,731
Yamato Transport Co., Ltd.                   4,000         56,028
                                                    -------------
                                                        5,655,000
                                                    -------------
Malaysia -- 0.00%
Malayan Banking Bhd                          6,000          8,508
                                                    -------------

Netherlands -- 1.43%
ABN AMRO Holdings NV                        21,690        456,522
Elsevier NV                                 41,870        586,765
Heineken NV                                 14,252        858,142
ING Groep NV                                25,020      1,526,504
KPN NV                                      25,009      1,252,649
Royal Dutch Petroleum Co.                   37,790      1,882,754
Unilever NV                                  8,530        729,507
                                                    -------------
                                                        7,292,843
                                                    -------------
New Zealand -- 0.73%
Auckland International Airport Ltd. (b)    104,950        146,930
Brierley Investments Ltd.                  703,970        159,920
Carter Holt Harvey Ltd.                    368,840        331,260
Fletcher Challenge Building                101,985        157,865
Fletcher Challenge Energy                  134,315        255,451
Fletcher Challenge Paper                   232,730        156,148
Lion Nathan Ltd.                           132,020        336,875
Telecom Corp. of New Zealand Ltd.          474,110      2,066,401
Telecom Corp. of New Zealand Ltd. ADR        2,790         99,568
                                                    -------------
                                                        3,710,418
                                                    -------------
Norway -- 0.07%
Norsk Hydro ASA                              4,890        164,947
Norske Skogindustrier ASA                    6,550        190,852
                                                    -------------
                                                          355,799
                                                    -------------

Singapore -- 0.22%
Oversea-Chinese Banking Corp., Ltd.            200          1,357
Singapore Press Holdings Ltd.               64,819        703,190
United Overseas Bank Ltd. (Frgn.)           66,360        426,313
                                                    -------------
                                                        1,130,860
                                                    -------------
Spain -- 0.36%
Banco Popular Espanol S.A.                   6,991        527,918
Endesa S.A.                                 36,238        961,603

                                           Shares        Value
                                         ---------   -------------
Telefonica S.A.                              8,117   $    361,467
Telefonica S.A. Rights (expiring 1/30/99) (b)  162            144
                                                    -------------
                                                        1,851,132
                                                    -------------
Sweden -- 0.80%
Astra AB, A Shares                          30,020        612,933
Electrolux AB, B Shares                     37,840        651,223
Investor AB                                  9,730        439,337
Nordbanken Holding AB                       53,470        343,019
Skandia Forsakrings AB                      45,320        693,291
Svenska Handelsbanken, A Shares              4,710        198,724
Swedish Match AB                           133,390        485,455
Telefonaktiebolaget LM Ericsson, B Shares   27,220        648,111
                                                    -------------
                                                        4,072,093
                                                    -------------
Switzerland -- 1.45%
Julius Baer Holding AG                          90        299,126
Nestle S.A. (Reg.)                             819      1,782,898
Novartis AG (Reg.)                           1,207      2,372,697
Roche Holding AG (Gen.)                        111      1,354,467
Swiss Reinsurance Co. (Reg.)                   287        748,269
SwissCom AG (Reg.) (b)                       2,026        848,161
                                                    -------------
                                                        7,405,618
                                                    -------------
United Kingdom -- 4.28%
Allied Zurich AG (b)                        44,052        657,082
Barclays PLC                                31,050        669,531
Billiton PLC                                33,230         65,931
BOC Group PLC                               36,350        519,821
Booker PLC                                  68,440         71,169
Boots Company PLC                           38,230        651,023
British American Tobacco PLC                27,842        244,821
British Petroleum Co. PLC                   83,873      1,252,450
British Steel PLC                          322,950        478,222
Cable & Wireless PLC                        24,000        295,093
Charter PLC                                 63,676        349,618
Coats Viyella PLC                          269,970        121,278
Diageo PLC                                  45,209        514,499
Fairview Holdings PLC (b)                   43,937         65,062
FKI PLC                                    239,040        532,941
Garban PLC (b)                               3,489         13,294
General Electric Co. PLC                    95,360        860,736
Glaxo Wellcome PLC                          46,260      1,591,696
Greenalls Group PLC                         43,620        232,604
Hanson PLC                                  82,982        658,922
Hillsdown Holdings PLC                      69,775         87,069
House of Fraser PLC                        124,780        110,033
Lloyds TSB Group PLC                       120,969      1,720,854
Marks & Spencer PLC                        142,060        974,398
Mirror Group PLC                           144,390        360,957
National Westminster Bank PLC               27,430        528,948
Nycomed Amersham PLC                        57,844        398,440
Peninsular & Oriental Steam Navigation Co.  23,540        278,275
Prudential Corp. PLC                        84,540      1,276,476
Reed International PLC                      51,010        398,894
Rio Tinto Ltd.                              43,190        502,301
RJB Mining PLC                              99,590        129,245
Royal & Sun Alliance Insurance Group PLC    35,073        286,376

GLOBAL FUND -- SCHEDULE OF INVESTMENTS


December 31, 1998 (Unaudited)
-----------------------------------------------------------------------------
                                           Shares        Value
                                         ---------   -------------
Sainsbury (J.) PLC                          27,300  $     218,821
Scottish Hydro-Electric PLC                 81,880        922,295
SmithKline Beecham PLC                      68,810        961,689
Smurfit (Jefferson) Group PLC               70,517        126,713
Terranova Foods PLC (b)                     30,937         56,621
Tesco PLC                                  249,190        710,011
Thames Water PLC                            29,997        573,957
Thames Water PLC, Class B (b)               29,370         36,894
United News & Media PLC                     32,490        284,881
Vodafone Group PLC                          21,678        352,025
Williams PLC                                39,463        224,061
Yorkshire Water PLC                         54,080        494,884
                                                    -------------
                                                       21,860,911
                                                    -------------
Total Global (ex-U.S.) Equities                        93,774,825
                                                    -------------
Emerging Markets Equities -- 3.01%
Brinson Emerging Markets Equity Fund (b) 2,194,457     15,364,050
                                                    -------------

Total Equities (Cost $237,656,681)                    266,363,178
                                                    -------------

                                           Face
                                          Amount
Bonds -- 45.45%                       -------------
U.S. Bonds -- 21.78%
U.S. Corporate Bonds -- 6.85%
Aid-Israel, Series 10-Z, 0.000%,
  due 02/15/03                         $ 4,935,000      4,046,843
Asset Securitization Corp., 7.210%,
  due 10/13/26                           1,695,000      1,813,921
Capital One Bank, 6.830%, due 05/17/99   1,321,000      1,324,938
Chase Manhattan Auto Owner Trust, 96-C,
  Class A4, 6.150%, due 03/15/02           730,000        739,753
Chemical Master Credit Card Trust,
  6.230%, due 06/15/03                   1,055,000      1,072,745
Chesapeake & Potomac Telephone of
  Maryland, 8.000%, due 10/15/29            78,000         97,504
Citicorp, Series F, 6.200%, due 11/10/00   355,000        360,736
Continental Airlines, Inc., EETC
  6.900%, due 01/02/18                   1,495,000      1,519,548
  98-1B, 6.748%, due 09/15/18              175,000        175,205
Enron Corp., 6.750%, due 09/01/04          250,000        257,175
  Floating Rate Note, due 03/30/00       5,000,000      5,000,000
Fanniemae Whole Loan, 95-W3, Class A,
  9.000%, due 04/25/25                      27,659         28,824
First Bank Corporate Card Master Trust,
  97-1A, 6.400%, due 02/15/03            1,055,000      1,084,118
First Nationwide Trust, 98-3, Class 1PPA,
  6.500%, due 09/19/28                   1,527,896      1,529,271
Ford Credit Grantor Trust 95-B,
  5.900%, due 01/01/80                      29,110         29,177
General Motors Acceptance Corp.,
  9.625%, due 12/15/01                     241,000        268,066
Lehman Brothers, Inc., 7.250%,
  due 04/15/03                             510,000        525,330
LG&E Capital Corp., 144A, 5.750%,
  due 11/01/01                             215,000        214,153
MBNA Global Capital Securities FRN,
  6.019%, due 02/01/27                     810,000        745,413


                                            Face
                                           Amount        Value
                                      -------------  ------------
News America Holdings, 7.750%,
  due 12/01/45                         $ 1,027,000   $  1,090,730
Norwest Asset Securities Corp., 96-2,
  Class A9, 7.000%, due 09/25/11           435,000        444,249
PanAMSat Corp., 6.000%, due 01/15/03       225,000        223,232
Premier Auto Trust 96-3A, 6.500%,
  due 03/06/00                              60,120         60,252
Prudential Home Mortgage Securities,
  94-3, Class A10, 6.500%,
  due 02/25/24                             730,000        728,007
Residential Asset Securitization Trust,
  97-A11, Class A2, 7.000%, due 01/25/28   142,711        143,234
  97-A7, Class A1, 7.500%, due 09/25/27    550,980        555,911
  97-A7, Class A1, 7.250%, due 12/25/27  1,080,000      1,101,377
Salomon, Inc., 7.200%, due 02/01/04      1,475,000      1,549,569
Structured Asset Securities Corp.
  98-RF1, Class A, 8.712%, due 03/15/27  1,264,071      1,356,507
  98-RF2, 144A, 8.582%, due 07/15/27     1,604,269      1,716,568
Thrift Financial Corp., 11.250%,
  due 01/01/16                              67,492         70,906
Time Warner Entertainment, Inc.,
  8.375%, due 03/15/23                     886,000      1,083,667
TransAmerica Financial Corp. Series E,
  6.125%, due 11/01/01                     405,000        406,707
UCFC Home Equity Loan 97-C, Class A8,
  FRN, 5.478%, due 09/15/27              1,137,833      1,126,898
Vendee Mortgage Trust, 98-2, Class 1G,
  6.750%, due 06/15/28                   1,760,000      1,811,847
Viacom, Inc., 7.750%, due 06/01/05         610,000        666,071
                                                    -------------
                                                       34,968,452
                                                    -------------

International Dollar Bonds -- 2.01%
Abbey National PLC, 6.700%, Resettable
  Perpetual Step-up Notes                1,075,000      1,052,926
ABN AMRO Bank NV (Chicago), 6.625%,
  due 10/31/01                             230,000        235,030
Banco Santiago S.A., 7.000%,
  due 07/18/07                           1,000,000        837,979
Banque Centrale de Tunisie, 8.250%,
  due 09/19/27                             785,000        628,000
Banque Paribas, Sub. Notes, 6.875%,
  due 03/01/09                             175,000        177,982
Credit Suisse-London, 144A, 7.900%,
  Resettable Perpetual Step-up Notes       600,000        600,000
Empresa Nacional Electric, 7.875%,
  due 02/01/27                             166,000        138,575
International Telecom Satelite, 8.125%,
  due 02/28/05                             245,000        276,502
Korea Development Bank, 7.125%,
  due 09/17/01                             180,000        169,796
Pan Pacific Industry PLC 144A, 0.000%,
  due 04/28/07                           1,565,000        618,175
Province of Quebec, 7.500%,
  due 07/15/23                             530,000        606,055
Ras Laffan Liquified Natural Gas Co., Ltd.,
  144A, 8.294%, due 03/15/14             1,000,000        824,260

GLOBAL FUND -- SCHEDULE OF INVESTMENTS


December 31, 1998 (Unaudited)
-----------------------------------------------------------------------------
                                            Face
                                           Amount        Value
                                      -------------  ------------
Repsol International Finance, 7.000%,
  due 08/01/05                         $   575,000   $    620,673
Republic of South Africa, 9.625%,
  due 12/15/99                             794,000        809,880
Royal Bank of Scotland, 7.375%,
  Resettable Perpetual Step-up Notes       505,000        519,853
Skandinaviska Enskilda Banken, 144A,
  Resettable Perpetual Step-up Notes       415,000        404,607
Sociedad Quimica y Minera de Chiles
  S.A., 144A, 7.700%, due 09/15/06         900,000        792,717
Southern Investments UK, 6.800%,
  due 12/01/06                             915,000        948,820
                                                    -------------
                                                       10,261,830
                                                    -------------
U.S. Government Agencies -- 4.17%
Federal Home Loan Mortgage Corp.
  6.200%, due 08/15/07                     510,000        512,055
  7.500%, due 01/15/23                     854,458        900,771
  7.238%, due 05/01/26                     162,387        165,062
Federal Home Loan Mortgage Corp. Gold
  8.000%, due 11/01/22                      97,255        100,659
  8.000%, due 05/01/23                     948,691        984,950
  9.000%, due 03/01/24                     697,379        741,509
Federal National Mortgage Association
  6.361%, due 06/01/08                   1,631,338      1,699,854
  9.000%, due 08/01/21                     206,941        219,548
  8.500%, due 07/01/22                     441,957        468,410
  8.500%, due 02/01/28                   1,232,583      1,291,131
  7.000%, due 10/01/28                     996,959      1,016,275
Federal National Mortgage Assoc. Strips
  0.000%, due 04/01/27                   1,155,933      1,016,212
  6.220%, due 03/13/06                   1,370,000      1,452,396
  7.500%, due 05/01/23                   1,253,190        201,159
Federal National Mortgage Association
  8.000%, due 02/25/07                   1,380,276      1,407,560
  8.000%, due 05/25/21                   1,300,000      1,331,623
  8.500%, due 07/15/21                     667,754        690,278
  8.000%, due 05/01/22                      89,847         93,020
  7.500%, due 07/25/22                   2,336,416      2,455,620
FGGI, 7.500%, due 10/01/11               1,035,686      1,065,462
FNCI, 8.000%, due 02/01/13                 748,552        771,476
Government National Mortgage Association
  10.000%, due 09/15/00                      2,022          2,141
  10.000%, due 05/15/01                      3,001          3,178
  9.000%, due 11/15/04                       9,339          9,806
  9.000%, due 11/15/04                       4,482          4,706
  8.000%, due 08/15/22                     375,930        391,421
  8.000%, due 11/15/22                     295,275        307,674
  7.500%, due 11/15/24                   1,953,955      2,014,455
                                                    -------------
                                                       21,318,411
                                                    -------------
U.S. Government Obligations -- 8.75%
U.S. Treasury Notes and Bonds
  6.625%, due 05/15/07                     135,000        151,833
  8.000%, due 11/15/21                   5,915,000      7,924,255

                                            Face
                                           Amount        Value
                                      -------------  ------------
U.S. Treasury Inflation Indexed Note
  3.625%, due 01/15/08                 $35,665,000   $ 35,489,403
  3.625%, due 04/15/28                   1,170,000      1,155,854
                                                    -------------
                                                       44,721,345
                                                    -------------

Total U.S. Bonds                                      111,270,038
                                                    -------------

                                          Shares
                                      -------------
High Yield Bonds -- 3.01%
Brinson High Yield Fund (b)              1,168,955     15,399,222
                                                    -------------

                                           Face
Global (ex-U.S.) Bonds - 15.19%           Amount
                                      -------------
Australia -- 1.48%
Government of Australia
  9.500%, due 08/15/03              AUD  4,020,000      2,946,856
  10.000%, due 02/15/06                  4,020,000      3,208,237
Queensland Treasury Corp.-Global Notes,
  8.000%, due 05/14/03                   2,010,000      1,376,261
                                                    -------------
                                                        7,531,354
                                                    -------------
Canada -- 1.59%
Government of Canada
  7.500%, due 09/01/00              CAD    500,000        339,248
  8.750%, due 12/01/05                   1,950,000      1,555,900
  7.000%, due 12/01/06                   2,640,000      1,955,181
  4.250%, due 12/01/21                   5,090,000      3,729,684
Hydro-Quebec, 8.050%, due 07/07/24         450,000        545,427
                                                    -------------
                                                        8,125,440
                                                    -------------
Denmark -- 1.52%
Kingdom of Denmark
  9.000%, due 11/15/00              DKK  7,400,000      1,266,179
  7.000%, due 12/15/04                   3,780,000        684,730
  8.000%, due 03/15/06                   30,070,000     5,826,432
                                                    -------------
                                                        7,777,341
                                                    -------------
France -- 2.13%
Government of France (BTAN), 5.750%,
  due 03/12/01                      FRF  12,400,000     2,338,735
Government of France (OAT)
  9.500%, due 01/25/01                   9,740,000      1,963,274
  7.500%, due 04/25/05                   7,330,000      1,591,915
  8.500%, due 12/26/12                   19,120,000     4,999,567
                                                    -------------
                                                       10,893,491
                                                    -------------
Germany --- 2.23%
Bundesrepublik Deutscheland
  8.500%, due 08/21/00              DEM  1,130,000        734,880
  8.375%, due 05/21/01                   2,880,000      1,931,412
  6.250%, due 01/04/24                   1,630,000      1,188,541
DSL Finance NV, 5.250%, due 04/15/04     3,095,000      1,999,876
Treuhandanstalt, 6.250%, due 03/04/04    8,200,000      5,563,653
                                                    -------------
                                                       11,418,362
                                                    -------------

GLOBAL FUND -- SCHEDULE OF INVESTMENTS


December 31, 1998 (Unaudited)
-----------------------------------------------------------------------------
                                          Face
                                          Amount        Value
                                      -------------  ------------
Italy -- 1.07%
Buoni Poliennali Del Tes, 8.500%,
  due 08/01/04                   ITL 3,220,000,000   $  2,434,435
Republic of Italy (BTP)
  12.000%, due 09/01/02                625,000,000        486,676
  8.500%, due 04/01/04               3,447,000,000      2,558,479
                                                    -------------
                                                        5,479,590
                                                    -------------
Spain -- 1.82%
Government of Spain
  6.750%, due 04/15/00           ESP   393,000,000      2,897,529
  7.900%, due 02/28/02                 105,000,000        844,213
  8.000%, due 05/30/04                 225,000,000      1,940,189
  6.150%, due 01/31/13                 434,000,000      3,616,064
                                                    -------------
                                                        9,297,995
                                                    -------------
Sweden -- 1.09%
Government of Sweden
  10.250%, due 05/05/03          SEK    29,400,000      4,561,791
  6.750%, due 05/05/14                   6,400,000        984,066
                                                    -------------
                                                        5,545,857
                                                    -------------
United Kingdom -- 2.26%
UK Treasury
  8.500%, due 12/07/05            GBP    3,420,000      7,060,439
  8.500%, due 07/16/07                     900,000      1,916,710
  7.250%, due 12/07/07                     900,000      1,800,659
  8.750%, due 08/25/17                     300,000        767,433
                                                    -------------
                                                       11,545,241
                                                    -------------

Total Global (ex-U.S.) Bonds                           77,614,671
                                                    -------------

Emerging Markets Debt -- 5.47%            Shares
                                      -------------
Brinson Emerging Markets Debt Fund (b)   1,594,099     27,921,446
                                                    -------------
Total Bonds (Cost $260,497,023)                       232,205,377
                                                    -------------

                                          Face
                                         Amount
                                      -------------
Short-Term Investments -- 23.31%
U.S. Government Obligations -- 0.58%
U.S. Treasury Bill 4.320%, due 02/25/99  $3,000,000      2,981,367

Commercial Paper -- 13.78%
Case Credit, 5.950% due 02/23/99          5,000,000      4,956,201
Corning, Inc., 5.100% due 01/04/99        5,125,000      5,122,822
Crown, Cork & Seal, 5.650% due 02/25/99   5,000,000      4,956,840
Detroit Edison, 5.250% due 01/4/99        3,700,000      3,698,381
Excel Paralubes, 5.650% 01/4/99          10,000,000      9,995,292
Marriott International, 5.700% 01/11/99   5,000,000      4,992,084
Norfolk Southern,
  6.000%, due 01/11/99                      950,000        948,417
  6.050%, due 01/29/99                    2,000,000      1,990,589
Raytheon Co. 5.600%, due 01/22/99         1,000,000        997,366

                                          Face
                                          Amount        Value
                                      -------------  ------------
Seagrams,
  6.100%, due 01/29/99                 $ 5,000,000   $  4,976,278
  7.000%, due 01/07/99                   5,000,000      4,994,167
Tenneco, Inc., 6.450%, due 01/08/99      5,000,000      4,993,729
Texas Utilities Co. 5.500%, due
  01/29/99                               5,000,000      4,978,611
Times Mirror, 5.750%, due 01/08/99       1,106,000      1,104,763
Union Carbide, 6.130%, due 01/04/99      5,000,000      4,997,446
Union Pacific Resources, 5.670%,
  due 01/29/99                           5,000,000      4,977,950
Vastar Resources, 5.100%, due 01/22/99   1,733,000      1,727,844
                                                    -------------
                                                       70,408,780
                                                    -------------

U.S. Corporate Bonds -- 7.36%
Burlington North Santa Fe,
  Variable Rate, due 05/13/99            5,000,000      5,000,000
Burlington Resources, 6.875%,
  due 08/01/99                           2,000,000      2,011,995
Dayton Hudson Co., 7.500%, due 03/01/99  1,000,000      1,002,654
FMC Corp., 8.750%, due 04/01/99          2,880,000      2,899,210
James River Corp., 6.750%, due 10/01/99  1,000,000      1,007,596
Lehman Brothers, Inc.,
  6.300%, due 08/11/99                   2,000,000      2,005,500
  6.920%, due 10/04/99                   3,000,000      3,022,342
Lockheed Martin Corp., 6.550%,
  due 05/15/99                           6,000,000      6,013,422
Nabisco, Inc., 6.300%, due 8/26/99       1,000,000      1,003,331
Sonat, Inc., 9.500%, due 08/15/99        2,000,000      2,042,731
Supervalu Stores, Inc., 7.250%,
  due 07/15/99                           2,000,000      2,014,276
Ultramar Corp., 8.250%, due 07/01/99     1,500,000      1,517,272
Union Carbide, 7.000%, due 08/01/99      5,000,000      5,031,435
Union Oil Of California, 7.240%,
  due 04/01/99                           3,000,000      3,009,855
                                                    -------------
                                                       37,581,619
                                                    -------------

Investment Companies -- 1.59%
Brinson Supplementary Trust U.S. Cash
  Management Prime Fund                  8,124,241      8,124,241
                                                    -------------

Total Short-Term Investments
  (Cost $81,512,130)                                  119,096,007
                                                    -------------

Total Investments
  (Cost $579,665,834)-- 120.89% (a)                   617,664,562
                                                    -------------

Liabilities, less cash and other
  assets-- (20.89)%                                  (106,728,507)
                                                    -------------

Net Assets-- 100%                                    $510,936,055
                                                    =============

               See accompanying notes to Schedule of Investments.

GLOBAL FUND -- SCHEDULE OF INVESTMENTS


December 31, 1998 (Unaudited)
-----------------------------------------------------------------------------

NOTES TO SCHEDULE OF INVESTMENTS
(a) Aggregate cost for federal income tax purposes was $579,665,834; and net unrealized appreciation consisted of:

            Gross unrealized appreciation               $ 61,012,536
            Gross unrealized depreciation                (23,013,808)
                                                        ------------
                     Net unrealized appreciation        $ 37,998,728
                                                        ============

(b) Non-income producing security.
FRN:  Floating Rate Note
TBA:  Security is subject to delayed delivery.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 1998, the value of these securities amounted to $6,217,285 or 1.22% of net assets.
Resettable Perpetual Step-up Notes: A bond with either no maturity date or a maturity date that is so far in the future that the bond will pay interest indefinitely. The issuer generally retains the right to call such a bond.

FORWARD FOREIGN CURRENCY CONTRACTS
The Global Fund had the following open forward foreign currency contracts as of December 31, 1998:

                                                  Settlement         Local        Current     Unrealized
                                                     Date          Currency        Value      Gain/(Loss)
                                                 ------------   -------------  ------------  -----------
Forward Foreign Currency Buy Contracts
Australian Dollar                                   02/05/99       46,200,000  $ 28,347,732  $  (310,442)
British Pound                                       02/05/99        7,100,000    11,799,508     (128,742)
Canadian Dollar                                     02/05/99       38,300,000    24,937,331     (413,476)
Danish Kroner                                       02/05/99       22,200,000     3,491,472      (25,553)
German Mark                                         02/05/99       58,100,000    34,943,795    1,498,421
Japanese Yen                                        02/05/99    1,560,000,000    13,895,569    2,198,529
Netherlands Guilder                                 02/05/99       13,600,000     7,259,528      (62,360)
Swedish Krona                                       02/05/99      135,000,000    16,680,670     (832,465)
Swiss Franc                                         02/05/99        5,000,000     3,653,715      223,654
Forward Foreign Currency Sale Contracts
Australian Dollar                                   02/05/99        7,817,000     4,796,258     (392,309)
British Pound                                       02/05/99       23,000,000    38,223,759     (792,229)
Canadian Dollar                                     02/05/99        9,200,000     5,990,168      162,032
Danish Kroner                                       02/05/99       70,500,000    11,087,782     (568,534)
French Franc                                        02/05/99       34,000,000     6,097,156     (310,907)
German Mark                                         02/05/99       67,800,000    40,777,785     (732,368)
Japanese Yen                                        02/05/99    1,560,000,000    13,895,569     (672,989)
Netherlands Guilder                                 02/05/99       13,600,000     7,259,528     (375,544)
Spanish Peseta                                      02/05/99      600,000,000     4,241,885       46,586
Swedish Krona                                       02/05/99       21,000,000     2,594,771       21,237
Swiss Franc                                         02/05/99        5,000,000     3,653,715        1,255
                                                                                             -----------
    Total                                                                                    $(1,466,204)
                                                                                             ===========

                See accompanying notes to financial statements.

GLOBAL FUND -- SCHEDULE OF INVESTMENTS


December 31, 1998 (Unaudited)
-----------------------------------------------------------------------------

FUTURES CONTRACTS
The Global Fund had the following open futures contracts as of December 31, 1998:

                                                     Settlement         Cost/        Current     Unrealized
                                                        Date          Proceeds        Value      Gain/(Loss)
                                                    ------------   -------------  ------------  ------------
Futures Buy Contracts
5 year U.S. Treasury Note, 312 contracts              March 1999   $ 35,289,052   $ 35,363,250  $     74,198
10 year U.S. Treasury Note, 60 contracts              March 1999       7,117,920     7,149,375        31,455
30 year U.S. Treasury Bonds, 41 contracts             March 1999       5,251,256     5,239,031       (12,225)

Index Futures Sales Contracts
Standard & Poor's 500, 163 contracts                  March 1999      47,615,392    50,754,125    (3,138,733)
                                                                                                 -----------
     Total                                                                                       $(3,045,305)
                                                                                                 ===========

The market value of investments pledged to cover margin requirements for the open futures positions at December 31, 1998 was $2,981,367.




                See accompanying notes to financial statements.

GLOBAL FUND -- FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1998 (UNAUDITED)

ASSETS:
   Investments, at value:
     Unaffiliated issuers (Cost $502,549,359)                $544,839,699
     Affiliated issuers (Cost $77,116,475)                     72,824,863
     Cash                                                         589,467
   Foreign currency, at value (Cost $888,209)                     848,944
   Receivables:
     Investment securities sold                                 4,437,224
     Dividends                                                    564,221
     Interest                                                   3,684,828
     Fund shares sold                                              51,518
   Other assets                                                    49,823
                                                            -------------
         TOTAL ASSETS                                         627,890,587
                                                            -------------
LIABILITIES:
   Payables:
     Securities loaned                                        111,993,032
     Investment securities purchased                            2,847,196
     Investment advisory fees                                     344,091
     Variation margin                                             150,423
     Accrued expenses                                             153,586
   Net unrealized depreciation on forward
    foreign currency contracts                                  1,466,204
                                                            -------------
         TOTAL LIABILITIES                                    116,954,532
                                                            -------------
NET ASSETS                                                   $510,936,055
                                                            =============
NET ASSETS CONSIST OF:
   Paid in capital                                           $471,475,723
   Accumulated distribution in excess of net
    investment income                                         (8,716,455)
   Accumulated net realized gain                               14,687,962
   Net unrealized appreciation                                 33,488,825
                                                            -------------

         NET ASSETS                                          $510,936,055
                                                            =============
OFFERING PRICE PER SHARE:
   Brinson Class I:
     Net asset value, offering price and redemption
      price per share (Based on net assets of
       $482,171,091 and 40,853,135 shares issued
        and outstanding)                                     $      11.80
                                                            =============

   Brinson Class N:
     Net asset value, offering price and redemption
      price per share (Based on net assets of
       $1,521,291 and 129,168 shares issued
        and outstanding)                                     $      11.78
                                                            =============

   UBS Investment Funds Class:
     Net asset value, offering price and redemption
      price per share (Based on net assets of
       $27,243,673 and 2,318,602 shares issued
        and outstanding)                                     $       11.75
                                                            =============

                See accompanying notes to financial statements.

GLOBAL FUND -- FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 1998 (UNAUDITED)

INVESTMENT INCOME:
   Interest (net of $2,374 for foreign taxes withheld;
    including securities lending income of $173,798)          $  7,276,219
   Dividends (net of $71,815 for foreign taxes withheld)         2,114,913
                                                              ------------
         TOTAL INCOME                                            9,391,132
                                                              ------------

EXPENSES:
   Advisory                                                      2,387,061
   Administration                                                  208,262
   Distribution                                                     93,124
   Custodian                                                        67,136
   Professional                                                     63,400
   Other                                                           116,031
                                                              ------------
         TOTAL EXPENSES                                          2,935,014
                                                              ------------
         NET INVESTMENT INCOME                                   6,456,118
                                                              ------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
   Net realized gain (loss) on:
     Investments                                                32,604,265
     Futures contracts                                             641,645
     Foreign currency transactions                              (4,173,116)
                                                              ------------
         Net realized gain                                      29,072,794
                                                              ------------
   Change in net unrealized appreciation or depreciation on:
     Investments and foreign currency                          (29,165,044)
     Futures contracts                                          (2,097,996)
     Forward contracts                                           2,070,460
     Translation of other assets and liabilities denominated
      in foreign currency                                           26,013
                                                              ------------
         Change in net unrealized appreciation or depreciation (29,166,567)
                                                              ------------
   Net realized and unrealized loss                                (93,773)
                                                              ------------
   Net increase in net assets resulting from operations       $  6,362,345
                                                              ============

                See accompanying notes to financial statements.

GLOBAL FUND -- FINANCIAL STATEMENTS

STATEMENT OF CASH FLOWS
FOR THE SIX MONTHS ENDED DECEMBER 31, 1998 (UNAUDITED)

CASH FLOWS PROVIDED BY OPERATING ACTIVITIES:
   Interest received                                             $  11,059,378
   Expenses paid                                                    (3,093,522)
   Purchases of long-term portfolio investments                   (258,143,687)
   Proceeds from sales of long-term portfolio investments          437,460,077
   Net purchases in excess of proceeds from sales of
    short-term portfolio investments                                36,387,615
   Net cash from foreign currency and futures transactions          (2,938,739)
                                                                 -------------
     Net cash provided by operating activities                     220,731,122
                                                                 -------------

CASH FLOWS USEDFOR FINANCING ACTIVITIES:
   Net capital shares transactions                                (147,376,349)
   Net cash provided by securities loaned                            7,046,988
   Net cash used for commercial paper                              (32,491,443)
   Cash dividends paid to shareholders                             (47,336,204)
                                                                 -------------
     Net cash used for financing activities                       (220,157,008)
                                                                 -------------

Net increase in cash                                                   574,114

Cash at beginning of period                                             15,353
                                                                 -------------

Cash at end of period                                            $     589,467
                                                                 =============

RECONCILIATION OF NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS TO NET CASH PROVIDED BY OPERATING ACTIVITIES:
   Net increase in net assets resulting from operations           $  6,362,345
     Decrease in investments                                       212,943,573
     Net realized gain on investment transactions                   32,604,265
     Net change in unrealized appreciation on investments          (29,166,567)
     Net realized loss on foreign currency transactions             (4,173,116)
     Net realized gain on futures contracts                            641,645
     Decrease in interest receivable                                (1,668,246)
     Accretion of discount                                            (711,301)
     Amortization of premium                                           888,608
     Decrease in prepaid assets                                          5,296
     Decrease in investment advisory fee payable                       121,351
     Decrease in accrued expenses and other liabilities              2,883,269
                                                                 -------------
       Total adjustments                                           214,368,777
                                                                 -------------
     Net cash provided by operating activities                    $220,731,122
                                                                 =============

                See accompanying notes to financial statements.

GLOBAL FUND -- FINANCIAL STATEMENTS


STATEMENTS OF CHANGES IN NET ASSETS

                                                                 Six Months Ended           Year
                                                                 December 31, 1998          Ended
                                                                    (Unaudited)         June 30, 1998
                                                                 -----------------      -------------
OPERATIONS:
   Net investment income                                          $    6,456,118         $ 17,956,852
   Net realized gain                                                  29,072,794           39,774,075
   Change in net unrealized appreciation or depreciation             (29,166,567)          (6,545,821)
                                                                  --------------         ------------
   Net increase in net assets resulting from operations                6,362,345           51,185,106
                                                                  --------------         ------------
Distributions to shareholders:
Distributions from net investment income                              (6,456,118)         (28,265,915)
Distributions in excess of net investment income                      (7,870,965)          (5,070,122)
Distributions from net realized gain                                 (33,009,121)         (35,465,456)
                                                                  --------------         ------------
   Total distributions to shareholders*                              (47,336,204)         (68,801,493)
                                                                  --------------         ------------
CAPITAL SHARE TRANSACTIONS:
   Shares sold                                                       167,229,603          256,422,880
   Shares issued on reinvestment of distributions                     44,653,081           64,950,197
   Shares redeemed                                                  (359,315,493)        (217,384,769)
                                                                  --------------         ------------
   Net increase (decrease) in net assets resulting from capital
    share transactions                                              (147,432,809)         103,988,308
                                                                  --------------         ------------
         TOTAL INCREASE (DECREASE) IN NET ASSETS                    (188,406,668)          86,371,921
                                                                  --------------         ------------
NET ASSETS:
   Beginning of period                                               699,342,723          612,970,802
                                                                  --------------         ------------
   End of period (including accumulated
    distribution in excess of net investment
     income of $8,716,455 and $845,490, respectively)             $  510,936,055        $ 699,342,723
                                                                  ==============         ============


*DISTRIBUTIONS BY CLASS:
Distributions from and in excess of net investment income
   Brinson Class I                                                   (13,661,783)         (32,129,657)
   Brinson Class N                                                       (40,903)              (9,572)
   UBS Investment Funds Class                                           (624,397)          (1,196,808)
 Distributions from net realized gain
   Brinson Class I                                                   (31,201,392)         (33,973,096)
   Brinson Class N                                                       (97,443)                 (53)
   UBSInvestment Funds Class                                          (1,710,286)          (1,492,307)
                                                                  --------------         ------------
Total distributions to shareholders                                 $(47,336,204)        $(68,801,493)
                                                                  ==============         ============

                See accompanying notes to financial statements.

GLOBAL FUND -- FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                                                 Six Months Ended
                                                 December 31, 1998                    Year Ended June 30,
Brinson Class I                                     (Unaudited)      1998        1997        1996         1995         1994
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $ 12.77        $ 13.13     $ 12.22     $ 11.35      $ 10.43      $ 10.87
                                                    -------        -------     -------     -------      -------      -------
   Income from investment operations:
     Net investment income                             0.18           0.37        0.38        0.44         0.43         0.33
     Net realized and unrealized gain (loss)           0.05           0.62        1.79        1.37         0.86        (0.23)
                                                    -------        -------     -------     -------      -------      -------
         Total income  from investment
          operations                                   0.23           0.99        2.17        1.81         1.29         0.10
                                                    -------        -------     -------     -------      -------      -------
   Less distributions:
     Distributions from and in excess of net
       investment income                              (0.37)         (0.65)      (0.61)      (0.62)       (0.27)       (0.27)
     Distributions from and in excess of net
       realized gains                                 (0.83)         (0.70)      (0.65)      (0.32)       (0.10)       (0.27)
                                                    -------        -------     -------     -------      -------      -------
         Total distributions                          (1.20)         (1.35)      (1.26)      (0.94)       (0.37)       (0.54)
                                                    -------        -------     -------     -------      -------      -------
Net asset value, end of period                      $ 11.80        $ 12.77     $ 13.13     $ 12.22      $ 11.35      $ 10.43
                                                    =======        =======     =======     =======      =======      =======
Total return (non-annualized)                          1.99%          8.28%      18.79%      16.38%       12.57%        0.77%
Ratios/Supplemental data:
   Net assets, end of period (in 000s)             $482,171       $667,745    $586,667    $457,933     $365,678     $278,859
   Ratio of expenses to average net assets:
     Before expense reimbursement                      0.95%*         0.94%       0.99%       1.04%        1.09%        1.14%
     After expense reimbursement                        N/A            N/A         N/A         N/A          N/A         1.10%
   Ratio of net investment income to average
   net assets:
     Before expense reimbursement                      2.20%*         2.70%       3.03%       3.69%        4.27%        3.21%
     After expense reimbursement                        N/A            N/A         N/A         N/A          N/A         3.25%
   Portfolio turnover rate                               41%            88%        150%        142%         238%         231%

  *    Annualized
N/A  = Not applicable

                See accompanying notes to financial statements.

GLOBAL FUND -- FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of capital stock outstanding throughout the period presented.

                                                                          Six Months Ended
                                                                          December 31, 1998      Year Ended
Brinson Class N                                                              (Unaudited)       June 30, 1998*
--------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                           $ 12.75              $ 13.13
                                                                               -------              -------
   Income from investment operations:
     Net investment income                                                        0.14                 0.63
     Net realized and unrealized gain                                             0.08                 0.32
                                                                               -------              -------
          Total income from investment operations                                 0.22                 0.95
                                                                               -------              -------
   Less distributions:
     Distributions from and in excess of net investment income                   (0.36)               (0.63)
     Distributions from net realized gain                                        (0.83)               (0.70)
                                                                               -------              -------
          Total distributions                                                    (1.19)               (1.33)
                                                                               -------              -------
Net asset value, end of period                                                 $ 11.78              $ 12.75
                                                                               =======              =======

Total return (non-annualized)                                                     1.88%                7.90%
Ratios/Supplemental Data:
   Net assets, end of period (in 000s)                                         $ 1,521              $ 1,163
   Ratio of expenses to average net assets                                        1.20%**              1.19%
   Ratio of net investment income to average net assets                           1.95%**              2.45%
   Portfolio turnover rate                                                          41%                  88%

  * Commencement of Brinson Class N was June 30, 1997.
**  Annualized


                See accompanying notes to financial statements.

GLOBAL FUND -- FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                                                                  Six Months Ended                                July 31, 1995*
                                                                  December 31, 1998   Year Ended     Year Ended       Through
UBS Investment Funds Class                                            (Unaudited)    June 30, 1998  June 30, 1997  June 30, 1996
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                  $  12.71        $  13.05      $  12.18       $  11.60
                                                                      --------        --------      --------       --------
   Income from investment operations:
     Net investment income                                                0.13            0.30          0.34           0.39
     Net realized and unrealized gain                                     0.05            0.61          1.75           1.10
                                                                      --------        --------      --------       --------
           Total income from investment operations                        0.18            0.91          2.09           1.49
                                                                      --------        --------      --------       --------
   Less distributions:
     Distributions from and in excess of net investment income           (0.31)          (0.55)        (0.57)         (0.59)
     Distributions from net realized gain                                (0.83)          (0.70)        (0.65)         (0.32)
                                                                      --------        --------      --------       --------
          Total distributions                                            (1.14)          (1.25)        (1.22)         (0.91)
                                                                      --------        --------      --------       --------
Net asset value, end of period                                        $  11.75        $  12.71      $  13.05       $  12.18
                                                                      ========        ========      ========       ========

Total return (non-annualized)                                             1.59%           7.60%        18.13%         13.24%
Ratios/Supplemental Data:
     Net assets, end of period (in 000s)                               $27,244         $30,436        $26,303       $14,030
     Ratio of expenses to average net assets                              1.60%**         1.59%          1.64%        1.69%**
     Ratio of net investment income to average net assets                 1.55%**         2.05%          2.38%        3.04%**
     Portfolio turnover rate                                                41%             88%           150%         142%

 * Commencement of UBS Investment Funds Class
** Annualized

                See accompanying notes to financial statements.

GLOBAL EQUITY FUND

[UBS LOGO APPEARS HERE]

The Global Equity Fund is actively managed, providing a fully integrated approach to the developed equity markets across the world. We employ fundamental valuation models to determine the relative attractiveness of aggregate markets, as well as of individual stocks. Our portfolio construction process simultaneously sets country, currency, industry/factor and stock selection strategies. This interactive investment process has evolved within the context of an environment marked by growing globalization and increasingly integrated economies, industries and capital markets.

The UBS Investment Fund - Global Equity has provided an annualized return of 14.51% since its performance inception on July 31, 1995, compared to the 17.54% return for the benchmark, the MSCI World Equity (Free) Index. This performance was achieved with a volatility of 11.37%, well below the 14.05% volatility of the benchmark. For the full year, the Fund gained 13.17%, lagging the index's unhedged return of 24.62%. With the exception of the Pacific Rim and several small markets, most developed equity markets enjoyed solid market performance. The EMU and North America both gained over 29%, in local terms.

The U.S. market has been remarkably resilient, continuing an unprecedented bull market underpinned by various one-time events. This market is extremely overvalued; the U.S. is our largest underweight. Monetary Union, privatization, restructuring, merger activity and increased capital flows have boosted European equity markets. Despite their excellent performance, European corporations are still early into their restructuring, with the potential for improving profitability ahead. Europe is our largest overweight.

Most Pacific markets continued to suffer the consequences of last year's currency crisis. This situation has been aggravated in Japan by flawed macroeconomic policies, a largely insolvent financial sector and an unprofitable domestic corporate sector. We remain very underweight Japan, Hong Kong and Singapore. In comparison, Australia and New Zealand have been unduly impacted by their geographic proximity to Asia and are attractively priced. We maintain an overweight in these markets.

Market allocation made a small positive contribution. The overweight of Belgium and Finland and underweight of Japan were successful strategies, but the overweight to New Zealand cost returns. Currency management decreased returns somewhat due to underweights of the yen and overweights of the New Zealand dollar and Australian dollar. Stock selection had an important impact on the year's performance. Japan stock selection was positive, but both the U.S. and the U.K. were negative. Japan was helped by the significant underweight to banks, overweight to blue chips and stock specific returns. U.S. stock selection was responsible for most of the underperformance, disadvantaged by the underweight to size and the overweight to basic industries.

GLOBAL EQUITY FUND

[UBS LOGO APPEARS HERE]

TOTAL RETURN

                                               6 months     1 year      3 years    7/31/95*
                                                ended       ended       ended        to
                                               12/31/98    12/31/98    12/31/98    12/31/98
--------------------------------------------------------------------------------------------
UBS Investment Fund-- Global Equity              2.43%      13.17%      13.07%     14.51%
--------------------------------------------------------------------------------------------
MSCI World Equity (Free) Index                   6.72       24.62       18.06      17.54
--------------------------------------------------------------------------------------------

*Performance inception date of the UBS Investment Fund-- Global Equity.
Total return includes reinvestment of all capital gain and income distributions. All total returns in excess of 1 year are average annualized returns.

ILLUSTRATION OF AN ASSUMED INVESTMENT OF $10,000

This chart shows the growth in the value of an investment in the UBS Investment Fund -- Global Equity and the MSCI World Equity (Free) Index if you had invested $10,000 on July 31, 1995, and had reinvested all your income dividends and capital gain distributions through December 31, 1998. No adjustment has been made for any income taxes payable by shareholders on income dividends and capital gain distributions. Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.


UBS Investment Fund -- Global Equity
vs. MSCI World Equity (Free) Index
Wealth Value with Dividends Reinvested

                              [CHART APPEARS HERE]

                                     UBS            MCSI
                               Investment Fund-  World Equity
                                 Global Equity   (Free) Index
                               ----------------  -------------
                      7/31/95      $10,000           $10,000
                      8/31/95      $10,129            $9,965
                      9/30/95      $10,293           $10,232
                     10/31/95      $10,362           $10,167
                     11/30/95      $10,655           $10,472
                     12/31/95      $10,861           $10,665
                      1/31/96      $11,063           $10,839
                      2/29/96      $11,008           $10,870
                      3/31/96      $11,091           $10,963
                      4/30/96      $11,229           $11,152
                      5/31/96      $11,266           $11,234
                      6/30/96      $11,324           $11,257
                      7/31/96      $11,157           $10,961
                      8/31/96      $11,334           $11,138
                      9/30/96      $11,687           $11,505
                     10/31/96      $11,873           $11,620
                     11/30/96      $12,329           $12,109
                     12/31/96      $12,332           $12,001
                      1/31/97      $12,475           $12 177
                      2/28/97      $12,567           $12,234
                      3/31/97      $12,373           $11,965
                      4/30/97      $12,506           $12,207
                      5/31/97      $13,008           $12,824
                      6/30/97      $13,377           $13,283
                      7/31/97      $13,797           $13,812
                      8/31/97      $13,428           $13,306
                      9/30/97      $13,838           $13,882
                     10/31/97      $13,428           $13,434
                     11/30/97      $13,449           $13,554
                     12/31/97      $13,589           $13,717
                      1/31/98      $13,735           $13,902
                      2/28/98      $14,230           $14,575
                      3/31/98      $14,556           $14,988
                      4/30/98      $14,568           $15,135
                      5/31/98      $14,478           $14,922
                      6/30/98      $14,394           $15,111
                      7/31/98      $14,349           $15,032
                      8/31/98      $13,193           $13,512
                      9/30/98      $13,601           $13,978
                     10/31/98      $14,088           $14,813
                     11/30/98      $14,473           $15,418
                     12/31/98      $15,897           $17,370

Fund returns are net of all fees and costs, while the Index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing.

GLOBAL EQUITY FUND


MARKET ALLOCATION
As of December 31, 1998 (Unaudited)
                                           Current
                               Benchmark   Strategy
-----------------------------------------------------
U.S.                              51.0%       41.9%
Australia                          1.2         3.2
Austria                            0.2         0.0
Belgium                            0.9         2.0
Canada                             1.8         1.2
Denmark                            0.4         0.4
Finland                            0.7         1.9
France                             4.5         6.5
Germany                            5.0         7.3
Hong Kong                          1.0         0.0
Ireland                            0.2         0.0
Italy                              2.5         2.7
Japan                              9.9         2.6
Netherlands                        3.1         4.7
New Zealand                        0.1         2.3
Norway                             0.2         0.2
Portugal                           0.3         0.0
Singapore                          0.3         0.6
Spain                              1.6         1.2
Sweden                             1.2         2.6
Switzerland                        3.8         4.6
United Kingdom                    10.1        14.1
-----------------------------------------------------
                                 100.0%      100.0%

TOP TEN U.S. EQUITY HOLDINGS
As of December 31, 1998 (Unaudited)
                                          Percent of
                                          Net Assets
-----------------------------------------------------
 1. Xerox Corp.                               2.54%
 2. FDX, Corp.                                1.78
 3. Burlington Northern Santa Fe Corp.        1.76
 4. Lockheed Martin Corp.                     1.55
 5. Philip Morris Companies, Inc.             1.46
 6. Baxter International, Inc.                1.10
 7. Kimberly Clark Corp.                      1.07
 8. Entergy Corp                              1.01
 9. CIGNA Corp.                               0.98
10. Aon Corp.                                 0.98
-----------------------------------------------------

CURRENCY ALLOCATION
As of December 31, 1998 (Unaudited)
                                            Current
                               Benchmark    Strategy
-----------------------------------------------------
U.S.                              51.0%       48.0%
Australia                          1.2         5.0
Canada                             1.8         5.8
Denmark                            0.4         0.4
EMU                               19.0        19.0
Hong Kong                          1.0         0.0
Japan                              9.9         3.9
New Zealand                        0.1         2.3
Norway                             0.2         0.2
Singapore                          0.3         0.3
Sweden                             1.2         5.2
Switzerland                        3.8         3.8
United Kingdom                    10.1         6.1
-----------------------------------------------------
                                 100.0%      100.0%

TOP TEN GLOBAL (EX-U.S.) EQUITY HOLDINGS
As of December 31, 1998 (Unaudited)
                                          Percent of
                                          Net Assets
-----------------------------------------------------
 1. Novartis AG (Reg.)                        1.50%
 2. Telecom Corp. of New Zealand Ltd.         1.32
 3. Royal Dutch Petroleum Co.                 1.19
 4. Nestle S.A. (Reg.)                        1.13
 5. Bayer AG                                  1.13
 6. Nokia Oyj, A Shares                       1.11
 7. Lloyds TSB Group PLC                      1.10
 8. Allianz AG                                1.06
 9. Glaxo Wellcome PLC                        0.98
10. ING Groep NV                              0.97
-----------------------------------------------------

GLOBAL EQUITY FUND

INDUSTRY DIVERSIFICATION

As a Percent of Net Assets
As of December 31, 1998 (Unaudited)
-----------------------------------------------------------------------------
U.S. EQUITIES
Energy                                       1.47%
Capital Investment
   Capital Goods                             4.34
   Technology                                5.68
                                          -------
                                            10.02
Basic Industries
   Chemicals                                 2.04
   Housing/Paper                             3.73
   Metals                                    0.17
                                          -------
                                             5.94
                                          -------
Consumer
   Non-Durables                              2.84
   Retail/Apparel                            1.88
   Autos/Durables                            1.33
   Health: Drugs                             1.74
   Health: Non-Drugs                         2.18
                                          -------
                                             9.97
                                          -------
Financial
   Banks                                     3.79
   Non-Banks                                 2.92
                                          -------
                                             6.71
                                          -------
Utilities
   Electric                                  1.41
   Telephone                                 0.35
                                          -------
                                             1.76
                                          -------

Transportation                               4.25
Services/Misc                                1.88
                                          -------
         Total U.S. Equities                42.00
                                          -------

Global (ex-U.S.) EQUITIES
Aerospace & Military                         0.31
Airlines                                     0.20
Appliances &Household                        1.40
Autos/Durables                               0.47
Banking                                      6.38
Beverages and Tobacco                        1.98
Broadcasting & Publishing                    1.83
Building Materials                           0.84
Business & Public Service                    1.60
Chemicals                                    1.46
Construction                                 0.07%
Data Processing                              0.12
Electric Components                          0.19
Electronics                                  3.53
Energy                                       4.59
Financial Services                           1.78
Food & House Products                        2.10
Forest Products                              0.76
Health: Drugs                                2.05
Health: Non-Drugs                            3.41
Housing/Paper                                0.15
Industrial Components                        0.45
Insurance                                    5.60
Investment Companies                         0.28
Leisure & Tourism                            0.14
Machinery & Engineering                      0.39
Merchandising                                2.21
Metals--Steel                                0.58
Miscellaneous Materials                      0.41
Multi-Industry                               1.94
Non-Ferrous Metals                           0.63
Real Estate                                  0.15
Recreation                                   0.10
Retail & Apparel                             0.26
Telecommunications                           6.53
Textiles &Apparel                            0.07
Transportation                               0.08
Utilities                                    2.17
                                          -------
         Total Global (ex-U.S.) Equities    57.21
                                          -------
SHORT-TERM INVESTMENTS                       1.21
                                          -------
         TOTAL INVESTMENTS                 100.42
                                          -------
LIABILITIES, LESS CASH
   AND OTHER ASSETS                         (0.42)
                                          -------
         NET ASSETS                        100.00%
                                          =======

GLOBAL EQUITY FUND -- SCHEDULE OF INVESTMENTS

December 31, 1998 (Unaudited)
-----------------------------------------------------------------------------
                                           Shares        Value
                                        -----------  --------------
Equities -- 99.21%
U.S. Equities -- 42.00%
Advanced Micro Devices, Inc. (b)            14,700   $    425,381
Aetna, Inc.                                  9,000        707,625
Allergan, Inc.                               3,700        239,575
Alza Corp. (b)                               7,700        402,325
American Standard Companies, Inc. (b)        7,900        283,906
Aon Corp.                                   13,050        722,644
Automatic Data Processing, Inc.              6,000        481,125
BankBoston Corp.                             4,200        163,537
Baxter International, Inc.                  12,600        810,337
Beckman Coulter Inc.                         3,300        179,025
Bestfoods                                    5,100        271,575
Biogen, Inc. (b)                             1,700        141,100
Birmingham Steel Corp.                       3,100         12,981
Burlington Northern Santa Fe Corp.          38,600      1,302,750
Champion Enterprises, Inc. (b)               1,700         46,538
Champion International Corp.                 3,800        153,900
Chase Manhattan Corp.                        6,700        456,019
CIGNA Corp.                                  9,400        726,737
Circuit City Stores-Circuit City Group      10,500        524,344
CMS Energy Corp.                            10,000        484,375
Comerica, Inc.                               3,200        218,200
CommScope, Inc. (b)                          5,433         91,342
Comverse Technology, Inc. (b)                3,525        250,275
Consolidated Stores Corp. (b)               10,200        205,912
Corning, Inc.                               15,100        679,500
Covance, Inc. (b)                            3,900        113,588
Crown Cork & Seal Co., Inc.                  3,700        114,006
Cummins Engine Co., Inc.                       600         21,300
Dial Corp.                                   4,000        115,500
Eastman Chemical Co.                         4,300        192,425
Electronic Data Systems Corp.               13,800        693,450
EMC Corp. (b)                                4,600        391,000
Entergy Corp.                               23,900        743,887
FDX Corp. (b)                               14,800      1,317,200
First American Corp. of Tennessee            2,000         88,750
First Data Corp.                            18,704        592,683
First Security Corp.                         3,850         89,994
Fleet Financial Group, Inc.                  9,700        433,469
Fleetwood Enterprises, Inc.                  1,500         52,125
Food Lion Inc., Class A                     17,600        187,000
Fort James Corp.                            13,300        532,000
General Instrument Corp. (b)                17,600        597,300
General Semiconductor, Inc. (b)              4,125         33,773
Genzyme Corp. (b)                            3,100        154,225
Genzyme-Molecular Oncology (b)                 399          1,297
Geon Co.                                     2,100         48,300
Goodyear Tire & Rubber Co.                  10,100        509,419
Great Lakes Chemical Corp.                   2,500        100,000
GreenPoint Financial Corp.                   4,400        154,550
Harnischfeger Industries, Inc.               5,400         55,013
HCR Manor Care, Inc. (b)                     4,050        118,969
Hibernia Corp., Class A                      4,300         74,713
Household International Inc.                 7,600        301,150
IMC Global Inc.                             12,000        256,500
Johnson Controls Inc.                        3,600        212,400
Kimberly Clark Corp.                        14,500        790,250
Lafarge Corp.                                3,700        149,850

                                           Shares        Value
                                        -----------  --------------
Lear Corp. (b)                               9,200   $    354,200
Lockheed Martin Corp.                       13,551      1,148,447
Lyondell Petrochemical Co.                  11,100        199,800
Martin Marietta Materials, Inc.              2,235        138,989
Masco Corp.                                 18,000        517,500
Nabisco Holdings Corp., Class A              7,900        327,850
National Service Industries, Inc.            2,300         87,400
Nextel Communications, Inc., Class A (b)    10,800        255,150
Norfolk Southern Corp.                      16,300        516,506
Peco Energy Co.                             13,300        553,612
Pentair, Inc.                                4,100        163,231
Philip Morris Companies, Inc.               20,200      1,080,700
Praxair, Inc.                                7,100        250,275
Raytheon Co., Class B                       13,000        692,250
Regions Financial Corp.                      2,000         80,625
Schering Plough Corp.                        7,200        397,800
Sears, Roebuck and Co.                      11,100        471,750
Southdown, Inc.                              4,476        264,923
St. Jude Medical, Inc. (b)                   7,300        202,119
Timken Co.                                   1,400         26,425
TRW, Inc.                                    2,100        117,994
Tyson Foods, Inc., Class A                  14,400        306,000
Ultramar Diamond Shamrock Corp.              7,952        192,836
Unocal Corp.                                 5,300        154,694
US Bancorp                                   9,863        350,136
USG Corp.                                    1,800         91,688
Vencor, Inc. (b)                             8,100         36,450
Ventas, Inc.                                 8,200         99,938
Viad Corp.                                   7,600        230,850
Wells Fargo and Co.                          9,700        387,394
Witco Corp.                                  2,200         35,063
Xerox Corp.                                 15,900      1,876,200
York International Corp.                     4,800        195,900
                                                     ------------
Total U.S. Equities                                    31,021,809
                                                     ------------


Global (ex-U.S.) Equities -- 57.21%

Australia --3.19%
Amcor Ltd.                                  10,700         45,766
Brambles Industries Ltd.                     6,900        168,240
Broken Hill Proprietary Co., Ltd.           27,950        206,060
CSR Ltd.                                    37,400         91,535
David Jones Ltd.                            48,400         53,439
Lend Lease Corp., Ltd.                       8,294        111,926
National Australia Bank Ltd.                21,075        318,014
News Corp. Ltd.                             30,040        198,638
News Corp. Ltd., Preferred                  13,300         81,011
Orica Ltd.                                   8,500         44,266
Pacific Dunlop Ltd.                         32,600         52,791
Qantas Airways Ltd.                         38,977         79,615
QBE Insurance Group Ltd.                    20,042         82,983
Rio Tinto Ltd.                               6,863         81,480
Santos Ltd.                                 26,000         69,854
Telstra Corp. Ltd. (b)                      70,100        328,084
Westpac Banking Corp., Ltd.                 36,545        244,790
WMC Ltd.                                    17,500         52,814
Woolworth's Ltd.                            12,100         41,237
                                                     ------------
                                                        2,352,543
                                                     ------------

GLOBAL EQUITY FUND -- SCHEDULE OF INVESTMENTS

December 31, 1998 (Unaudited)
-----------------------------------------------------------------------------
                                           Shares        Value
                                        -----------  --------------
Belgium -- 1.82%
Electrabel S.A.                              1,060   $    465,917
Fortis AG                                       88              5
Fortis AG Strip (b)                          1,798        651,605
KBC Bancassurance Holding Strip (b)            110              6
Kredietbank NV                               2,870        227,235
                                                     ------------
                                                        1,344,768
                                                     ------------
Canada -- 1.04%
Agrium, Inc.                                 3,100         27,246
Alcan Aluminum Ltd.                          1,900         51,335
Bank of Montreal                             1,200         48,203
Canadian National Railway Co.                1,200         62,305
Canadian Pacific Ltd.                        3,516         65,696
Extendicare, Inc., Class A (b)               2,700         15,293
Hudson's Bay Co.                             3,200         40,312
Imasco, Ltd.                                 1,900         40,449
Imperial Oil Ltd.                            3,800         60,736
Magna International, Inc., Class A             500         31,055
Newbridge Networks Corp. (b)                 1,200         36,406
NOVA Chemicals Corp.                         2,197         28,607
Potash Corporation of Saskatchewan, Inc.       500         32,064
Royal Bank of Canada                         1,400         69,772
Seagram Co., Ltd.                              700         26,546
Shaw Communications, Inc., Class B           2,600         62,799
TransCanada Pipelines Ltd.                   3,588         52,442
Westcoast Energy, Inc.                       1,000         19,857
                                                     ------------
                                                          771,123
                                                     ------------
Denmark -- 0.29%
Tele Danmark A/S                             1,600        215,948
                                                     ------------
Finland -- 1.70%
Merita Ltd., Class A                        30,200        192,053
Nokia Oyj-A Shares                           6,700        820,397
UPM-Kymmene Corp.                            8,700        243,986
                                                     ------------
                                                        1,256,436
                                                     ------------
France -- 6.40% Accor S.A.
Air Liquide                                  1,638        300,553
Alcatel Alsthom                              2,386        292,153
Axa-Certificate de Valeur Garante (b)        2,181        316,245
Banque Nationale de Paris                    2,922        240,719
Cie de Saint Gobain                          1,136        160,450
Dexia France                                 1,127        173,704
Elf Aquitaine S.A.                           1,602        185,259
France Telecom S.A.                          3,220        255,931
Groupe Danone                                  640        183,309
Lagardere S.C.A.                             7,120        302,710
Michelin, Class B                            3,031        121,268
Paribas                                      1,583        137,636
Pinault-Printemps-Redoute S.A.                 790        151,036
Rhone-Poulenc, Class A                       4,550        234,252
SEITA                                        4,090        256,257
Societe Generale                             1,223        198,134

                                           Shares        Value
                                        -----------  --------------
Suez Lyonnaise des Eaux S.A.                 1,687   $    346,689
Thomson CSF                                  5,295        227,489
Total S.A., Class B                          2,249        227,871
Vivendi                                      1,608        417,386
                                                     ------------
                                                        4,729,051
                                                     ------------
Germany -- 7.42%
Allianz AG                                   2,098        780,956
Bayer AG                                    19,840        833,218
DaimlerChrysler AG (b)                       5,925        588,729
Deutsche Bank AG                             3,950        233,073
Deutsche Telekom AG                         11,260        370,128
Dresdner Bank AG                             5,200        217,915
Hoechst AG                                   5,900        244,062
Mannesmann AG (b)                            4,350        503,400
SAP AG                                         450        194,525
Siemens AG                                   9,220        606,142
Veba AG                                     11,010        652,430
Volkswagen AG                                3,190        258,172
                                                     ------------
                                                        5,482,750
                                                     ------------

Italy -- 2.83%
Assicurazioni Generali                      10,700        447,742
Danieli & Co. Savings (Risp)                 7,400         29,529
ENI Spa                                     71,000        465,025
ENI Spa ADR                                  1,700        115,175
La Rinascente Spa                           26,875        276,990
Montedison Spa                             164,560        219,055
San Paolo-imi, Spa                          13,912        246,349
Telecom Italia Mobile Spa                   39,000        288,549
                                                     ------------
                                                        2,088,414
                                                     ------------
Japan -- 2.23%
Amada Co., Ltd.                              4,000         19,397
Bridgestone Corp.                            1,000         22,739
Canon, Inc.                                  3,000         64,229
Citizen Watch Co., Ltd.                      4,000         24,114
Dai Nippon Printing Co., Ltd.                2,000         31,950
Daiichi Pharmaceutical Co., Ltd.             3,000         50,771
Daikin Industries Ltd.                       4,000         39,716
Daiwa House Industry Co., Ltd.               2,000         21,330
Fanuc                                        1,400         48,032
Fuji Photo Film                              1,000         37,234
Fujitsu                                      2,000         26,684
Honda Motor Co.                              1,000         32,890
Hoya Corp.                                   1,000         48,759
Ito Yokado Co., Ltd.                         1,000         70,036
Kaneka Corp.                                 3,000         22,527
Kao Corp.                                    1,000         22,606
Kirin Brewery Co., Ltd.                      4,000         51,064
Kokuyo                                       1,000         13,484
Kuraray Co., Ltd.                            3,000         33,165
Marui Co., Ltd.                              2,000         38,564
Matsushita Electric Industrial Co.           3,000         53,165
NGK Insulators                               5,000         64,583
Nintendo Corp., Ltd.                           500         48,537
Nippon Denso Co., Ltd.                       3,000         55,585

GLOBAL EQUITY FUND -- SCHEDULE OF INVESTMENTS

December 31, 1998 (Unaudited)
-----------------------------------------------------------------------------
                                           Shares        Value
                                        -----------  --------------
Nippon Meat Packers, Inc.                    1,000   $     16,135
Omron Corp.                                  1,000         13,723
Sankyo Co., Ltd.                             2,000         43,794
Secom Co., Ltd.                              1,000         82,979
Sekisui House Ltd.                           3,000         31,782
Shin-Etsu Chemical Co., Ltd.                 1,000         24,114
Sony Corp.                                   1,000         72,961
Sumitomo Chemical Co.                        5,000         19,504
Sumitomo Electric Industries                 3,000         33,803
Takeda Chemical Industries                   2,000         77,128
TDK Corp.                                    1,000         91,578
Tokio Marine & Fire Insurance Co.            2,000         23,936
Toray Industries, Inc.                      11,000         57,535
Toshiba Corp.                               10,000         59,663
Toyota Motor Corp.                           2,000         54,433
                                                     ------------
                                                        1,644,229
                                                     ------------
Netherlands -- 4.72%
ABN AMRO Holdings NV                        10,149        213,612
Elsevier NV                                 19,600        274,674
Heineken NV                                  6,693        402,999
ING Groep NV                                11,702        713,955
KPN NV                                      13,115        656,903
Royal Dutch Petroleum Co.                   17,675        880,595
Unilever NV                                  4,000        342,090
                                                     ------------
                                                        3,484,828
                                                     ------------
New Zealand -- 2.24%
Auckland International Airport Ltd. (b)     49,200         68,880
Brierley Investments Ltd.                  282,400         64,153
Carter Holt Harvey Ltd.                    170,900        153,487
Fletcher Challenge Building                 41,450         64,161
Fletcher Challenge Energy                   58,450        111,165
Fletcher Challenge Paper                   104,700         70,248
Lion Nathan Ltd.                            57,300        146,212
Telecom Corp. of New Zealand Ltd.          224,500        978,480
                                                     ------------
                                                        1,656,786
                                                     ------------
Norway -- 0.23%
Norsk Hydro ASA                              2,300         77,582
Norske Skogindustrier ASA                    3,200         93,241
                                                     ------------
                                                          170,823
                                                     ------------
Singapore -- 0.71%
Singapore Press Holdings Ltd.               29,046        315,105
United Overseas Bank Ltd. (Frgn.)           32,000        205,576
                                                     ------------
                                                          520,681
                                                     ------------
Spain -- 1.21%
Banco Popular Espanol S.A.                   3,280        247,686
Endesa S.A.                                 17,803        472,416
Telefonica S.A.                              3,808        169,578
Telefonica S.A. Rights
 (expiring 1/30/99) (b)                         76             68
                                                     ------------
                                                          889,748
                                                     ------------

                                           Shares        Value
                                        -----------  --------------
Sweden -- 2.49%
Astra AB, A Shares                          13,160   $    268,694
Electrolux AB, B Shares                     16,970        292,052
Investor AB                                  4,560        205,897
Nordbanken Holding AB                       23,910        153,387
Skandia Forsakrings AB                      21,170        323,852
Svenska Handelsbanken, A Shares              2,220         93,666
Swedish Match AB                            58,550        213,085
Telefonaktiebolaget LM Ericsson, B Shares   12,140        289,055
                                                     ------------
                                                        1,839,688
                                                     ------------
Switzerland -- 4.74%
CS Holdings AG (Reg.)                          230         36,003
Julius Baer Holding AG                          42        139,592
Nestle S.A. (Reg.)                             383        833,761
Novartis AG (Reg.)                             565      1,110,666
Roche Holding AG (Gen.)                         52        634,525
Swiss Reinsurance Co. (Reg.)                   134        349,366
SwissCom AG (Reg.) (b)                         948        396,869
                                                     ------------
                                                        3,500,782
                                                     ------------
United Kingdom -- 13.95%
Allied Zurich AG (b)                        20,375        303,915
Barclays PLC                                15,000        323,445
BOC Group PLC                               18,000        257,408
Boots Company PLC                           18,000        306,524
British American Tobacco PLC                13,375        117,610
British Petroleum Co. PLC                   39,313        587,049
British Steel PLC                          151,750        224,710
Cable & Wireless PLC                        10,500        129,103
Charter PLC                                 33,422        183,506
Coats Viyella PLC                          120,250         54,020
Diageo PLC                                  21,630        246,159
Fairview Holdings PLC (b)                   13,250         19,620
FKI PLC                                    111,405        248,378
Garban PLC (b)                                 900          3,429
General Electric Co. PLC                    44,820        404,553
Glaxo Wellcome PLC                          21,120        726,688
Greenalls Group PLC                         20,000        106,650
Hanson PLC                                  38,750        307,696
Hillsdown Holdings PLC                      32,500         40,555
House of Fraser PLC                         45,250         39,902
Lloyds TSB Group PLC                        57,220        813,988
Marks & Spencer PLC                         66,120        453,521
Mirror Group PLC                            66,000        164,992
National Westminster Bank PLC               13,350        257,436
Nycomed Amersham PLC                        26,000        179,093
Peninsular & Oriental Steam Navigation Co.  12,475        147,472
Prudential Corp. PLC                        37,000        558,666
Reed International PLC                      24,000        187,678
Rio Tinto Ltd.                              24,020        279,353
RJB Mining PLC                              40,500         52,560
Royal & Sun Alliance Insurance Group PLC    15,779        128,838
Sainsbury (J.) PLC                          12,500        100,193
Scottish Hydro-Electric PLC                 36,650        412,825
Sedgwick Group PLC                          40,000        148,412

GLOBAL EQUITY FUND -- SCHEDULE OF INVESTMENTS

December 31, 1998 (Unaudited)
-----------------------------------------------------------------------------
                                           Shares        Value
                                        -----------  --------------
SmithKline Beecham PLC                      31,850   $    445,136
Smurfit (Jefferson) Group PLC               28,196         50,666
Tate & Lyle PLC                              2,000         11,014
Terranova Foods PLC (b)                     13,250         24,250
Tesco PLC                                  116,250        331,228
Thames Water PLC                            14,458        276,637
Thames Water PLC, Class B (b)               12,500         15,702
United News & Media PLC                     15,000        131,524
Vodafone Group PLC                           9,825        159,546
Williams PLC                                19,461        110,495
Yorkshire Water PLC                         25,500        233,349
                                                     ------------
                                                       10,305,494
                                                     ------------
Total Global (ex-U.S.) Equities                        42,254,092
                                                     ------------
Total Equities (Cost $59,154,576)                      73,275,901
                                                     ------------



                                             Face
                                             Amount      Value
                                        -----------  --------------
Short-Term Investments -- 1.21%
U.S. Government Obligations -- 0.81%
U.S. Treasury Bill 4.320%, due 02/25/99   $600,000    $   596,273

                                           Shares
                                        -----------
Investment Companies -- 0.40%
Brinson Supplementary Trust U.S.
  Cash Management Prime Fund               295,185        295,185

Total Short-Term Investments
   (Cost $891,132)                                        891,458
                                                     ------------

Total Investments
    (Cost $60,045,708)-- 100.42% (a)                   74,167,359
                                                     ------------

Liabilities, less cash and other
   assets-- (0.42%)                                      (307,762)
                                                     ------------

Net Assets-- 100%                                    $ 73,859,597
                                                     ============


               See accompanying notes to schedule of investments.

GLOBAL EQUITY FUND -- SCHEDULE OF INVESTMENTS

December 31, 1998 (Unaudited)
-----------------------------------------------------------------------------

NOTES TO SCHEDULE OF INVESTMENTS

(a) Aggregate cost for federal income tax purposes was $60,045,708; and net unrealized appreciation consisted of:
               Gross unrealized appreciation          $17,271,007
               Gross unrealized depreciation           (3,149,356)
                                                     ------------
                 Net unrealized appreciation          $14,121,651
                                                      ===========

(b) Non-income producing security
(c) Denominated in U.S. dollars

Forward Foreign Currency Contracts

The Global Equity Fund had the following open forward foreign currency contracts as of December 31, 1998:

                                                    Settlement           Local          Current      Unrealized
                                                       Date            Currency          Value       Gain/(Loss)
                                                    ----------        ----------       ---------     -----------
Forward Foreign Currency Buy Contracts
Australian Dollar                                      6/04/99          3,200,000       $1,965,638     $(57,402)
Canadian Dollar                                        6/04/99          5,300,000        3,453,331      (33,786)
Japanese Yen                                           6/04/99        127,000,000        1,149,402       84,547
Spanish Peseta                                         6/04/99         79,000,000          561,943        6,134
Swedish Krona                                          6/04/99         20,900,000        2,596,051         (158)

Forward Foreign Currency Sale Contracts
Australian Dollar                                      6/04/99          1,200,000          737,114         (434)
Belgian Franc                                          6/04/99         10,100,000         296,325        (3,486)
British Pounds                                         6/04/99          3,400,000       5,640,064       (32,705)
Finnish Markka                                         6/04/99          4,000,000          796,227       (5,852)
French Franc                                           6/04/99          8,300,000        1,497,562       (6,098)
German Mark                                            6/04/99          1,700,000        1,028,726       (4,259)
Netherlands Guilder                                    6/04/99          2,600,000        1,396,371      (10,368)
Spanish Peseta                                         6/04/99         79,000,000          591,943       (2,532)
Swedish Krona                                          6/04/99          4,900,000          608,643        5,415
Swiss Franc                                            6/04/99            600,000          443,289       (1,788)
                                                                                                      ---------
         Total                                                                                         $(62,772)
                                                                                                      =========

                See accompanying notes to financial statements.

GLOBAL EQUITY FUND -- FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1998 (UNAUDITED)

ASSETS:
   Investments, at value:
     Unaffiliated issuers (Cost $59,750,523)              $73,872,174
     Affiliated issuers (Cost $295,185)                       295,185
   Foreign currency, at value (Cost $160,851)                 155,949
   Receivables:
     Investment securities sold                                49,555
     Dividends                                                134,275
     Interest                                                   3,190
   Other assets                                                    45
                                                          -----------
         TOTAL ASSETS                                      74,510,373
                                                          -----------
LIABILITIES:
   Payables:
     Investment securities purchased                          377,088
     Due to custodian bank                                    101,328
     Investment advisory fees                                  43,446
     Accrued expenses                                          66,142
   Net unrealized depreciation on forward foreign
    currency contracts                                         62,772
                                                          -----------
         TOTAL LIABILITIES                                    650,776
                                                          -----------
NET ASSETS                                                $73,859,597
                                                          ===========

NET ASSETS CONSIST OF:
   Paid in capital                                        $58,566,651
   Accumulated undistributed net investment income             26,143
   Accumulated net realized gain                            1,212,206
   Net unrealized appreciation                             14,054,597
                                                          -----------
         NET ASSETS                                       $73,859,597
                                                          ===========
OFFERING PRICE PER SHARE:
   Brinson Class I:
     Net asset value, offering price and redemption
      price per share (Based on net assets of
       $24,604,008 and 1,955,626 shares issued
        and outstanding)                                    $  12.58
                                                          ===========

   Brinson Class N:
     Net asset value, offering price and redemption
      price per share (Based on net assets of
       $205,845 and 16,400 shares issued
        and outstanding)                                    $  12.55
                                                          ===========

   UBS Investment Funds Class:
     Net asset value, offering price and redemption
      price per share (Based on net assets of
       $49,049,744 and 3,901,394 shares issued
        and outstanding)                                    $  12.57
                                                          ===========

                See accompanying notes to financial statements.

GLOBAL EQUITY FUND -- FINANCIAL STATEMENTs


STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 1998 (UNAUDITED)

INVESTMENT INCOME:
   Dividends (net of $21,094 for foreign taxes withheld)            $  557,653
   Interest                                                             60,004
                                                                    ----------
         Total income                                                  617,657
                                                                    ----------
EXPENSES:
   Advisory                                                            289,624
   Distribution                                                        190,850
   Professional                                                         25,275
   Other                                                                65,630
                                                                    ----------
          TOTAL EXPENSES                                               571,379
                                                                    ----------
          Expenses deferred by Advisor                                 (18,480)
                                                                    ----------
          NET EXPENSES                                                 552,899
                                                                    ----------
          NET INVESTMENT INCOME                                         64,758
                                                                    ----------
   NET REALIZED AND UNREALIZED GAIN (LOSS):
   Net realized gain (loss) on:
     Investments                                                     2,495,750
     Futures contracts                                                (472,356)
     Foreign currency transactions                                     333,247
                                                                    ----------
         Net realized gain                                           2,356,641
                                                                    ----------
   Change in net unrealized appreciation or depreciation on:
     Investments and foreign currency                               (1,767,221)
     Futures contracts                                                 575,614
     Forward contracts                                                  21,023
     Translation of other assets and liabilities denominated
      in foreign currency                                                 (906)
                                                                    ----------
         Change in net unrealized appreciation or depreciation      (1,171,490)
                                                                    ----------
   Net realized and unrealized gain                                  1,185,151
                                                                    ----------
   Net increase in net assets resulting from operations             $1,249,909
                                                                    ==========


                See accompanying notes to financial statements.

GLOBAL EQUITY FUND -- FINANCIAL STATEMENTs

STATEMENTS OF CHANGES IN NET ASSETS

                                                                         Six Months Ended        Year
                                                                         December 31, 1998       Ended
                                                                            (Unaudited)      June 30, 1998
                                                                          ---------------  -----------------
OPERATIONS:
   Net investment income                                                    $     64,758     $    677,369
   Net realized gain                                                           2,356,641        6,903,703
   Change in net unrealized appreciation or depreciation                      (1,171,490)      (1,282,988)
                                                                            ------------     ------------
   Net increase in net assets resulting from operations                        1,249,909        6,298,084
                                                                            ------------     ------------

DISTRIBUTIONS TO SHAREHOLDERS:
   Distributions from net investment income:
     Brinson Class I                                                            (227,414)        (242,673)
     Brinson Class N                                                              (1,853)             (11)
     UBSInvestment Funds Class                                                  (186,532)        (397,017)
   Distributions from net realized gain:
     Brinson Class I                                                            (352,100)      (1,266,777)
     Brinson Class N                                                              (2,950)             (82)
     UBSInvestment Funds Class                                                  (710,918)      (5,307,194)
                                                                            ------------     ------------
     Total distributions to shareholders                                      (1,481,767)      (7,213,754)
                                                                            ------------     ------------

Capital share transactions:
   Shares sold                                                                 7,405,967       40,216,740
   Shares issued on reinvestment of distributions                              1,306,231        6,378,677
   Shares redeemed                                                           (16,492,751)     (73,542,587)
                                                                            ------------     ------------
   Net decrease in net assets resulting from capital
    share transactions                                                        (7,780,553)     (26,947,170)
                                                                            ------------     ------------
         TOTAL DECREASE IN NET ASSETS                                         (8,012,411)     (27,862,840)
                                                                            ------------     ------------
NET ASSETS:
   Beginning of period                                                        81,872,008      109,734,848
                                                                            ------------     ------------
   End of period (including accumulated undistributed net
    investment income of $26,143 and $377,184, respectively)                $ 73,859,597     $ 81,872,008
                                                                            ============     ============

                See accompanying notes to financial statements.

GLOBAL EQUITY FUND -- FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                                                  Six Months Ended                 Year Ended June 30,         January 28, 1994*
                                                  December 31, 1998  -----------------------------------------    Through
Brinson Class I                                       (Unaudited)       1998       1997       1996       1995   June 30, 1994
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                   $ 12.54       $  12.76   $  11.57   $   9.93    $   9.49    $ 10.00
                                                       -------       --------   --------   --------    --------    -------
   Income from investment operations:
      Net investment income                               0.04           0.22       0.16       0.18        0.18       0.07
      Net realized and unrealized gain (loss)             0.30           0.78       2.14       2.29        0.39      (0.54)
                                                       -------       --------   --------   --------    --------    -------
         Total income (loss) from investment
          operations                                      0.34           1.00       2.30       2.47        0.57      (0.47)
                                                       -------       --------   --------   --------    --------    -------
Less distributions:
      Distributions from net investment income           (0.12)         (0.17)     (0.12)     (0.14)     (0.04)      (0.04)
      Distributions from and in excess of net
        realized gain                                    (0.18)         (1.05)     (0.99)     (0.69)     (0.09)         --
                                                       -------       --------   --------   --------    --------    -------
         Total distributions                             (0.30)        (1.22)      (1.11)     (0.83)      (0.13)     (0.04)
                                                       -------       --------   --------   --------    --------    -------
Net asset value, end of period                         $ 12.58       $  12.54   $  12.76   $  11.57    $   9.93    $  9.49
                                                       =======       ========   ========   ========    ========    =======
Total return (non-annualized)                             2.86%          8.99%     21.26%     25.66%       6.06%     (4.70)%
Ratios/Supplemental data:
   Net assets, end of period (in 000s)                 $24,604       $ 22,724   $ 48,054   $ 27,126    $ 20,706    $ 20,642
   Ratio of expenses to average net assets:
      Before expense reimbursement                        1.05%**        1.02%      1.25%      1.77%       2.06%       2.65%**
      After expense reimbursement                         1.00%**        1.00%      1.00%      1.00%       1.00%       1.00%**
   Ratio of net investment income to average net assets:
      Before expense reimbursement                        0.66%**        1.29%      1.35%      0.57%       0.71%       0.24%**
      After expense reimbursement                         0.71%**        1.31%      1.60%      1.34%       1.77%       1.89%**
   Portfolio turnover rate                                  49%            46%        32%        74%         36%         21%

  * Commencement of investment operations
**  Annualized

                See accompanying notes to financial statements.

GLOBAL EQUITY FUND -- FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                                                        Six Months Ended
                                                        December 31, 1998    Year Ended
Brinson Class N                                            (Unaudited)     June 30, 1998*
------------------------------------------------------------------------------------------
Net asset value, beginning of period                       $ 12.53             $ 12.76
   Income from investment operations:
      Net investment income                                   0.03                0.13
      Net realized and unrealized gain                        0.29                0.82
                                                           -------             -------
         Total income from investment operations              0.32                0.95
                                                           -------             -------

   Less distributions:
      Distributions from net investment income               (0.12)              (0.13)
      Distributions from net realized gain                   (0.18)              (1.05)
                                                           -------             -------
         Total distributions                                 (0.30)              (1.18)
                                                           -------             -------
Net asset value, end of period                             $ 12.55             $ 12.53
                                                           =======             =======

Total return (non-annualized)                                 2.68%               8.60%
Ratios/Supplemental Data:
   Net assets, end of period (in 000s)                     $   206             $     1
   Ratio of expenses to average net assets:
      Before expense reimbursement                            1.30%**             1.27%
      After expense reimbursement                             1.25%**             1.25%
   Ratio of net investment income to average net assets:
      Before expense reimbursement                            0.41%**             1.04%
      After expense reimbursement                             0.46%**             1.06%
   Portfolio turnover rate                                      49%                 46%

 *  Commencement of Brinson Class N was June 30, 1997
**  Annualized

                See accompanying notes to financial statements.

GLOBAL EQUITY FUND -- FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                                                        Six Months Ended                                       July 31, 1995*
                                                        December 31, 1998     Year Ended       Year Ended         Through
UBS Investment Funds Class                                  (Unaudited)      June 30, 1998     June 30, 1997   June 30, 1996
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                         $ 12.51          $ 12.73           $  11.57          $  10.35
                                                            ---------         --------         ---------          --------
   Income from investment operations:
      Net investment income (loss)                              0.00             0.07               0.08             (0.01)
      Net realized and unrealized gain                          0.29             0.83               2.13              1.93
                                                            ---------         --------         ---------          --------
           Total income from investment operations              0.29             0.90               2.21              1.92
                                                            ---------         --------         ---------          --------
   Less distributions:
      Distributions from net investment income                 (0.05)           (0.07)             (0.06)            (0.01)
      Distributions from net realized gain                     (0.18)           (1.05)             (0.99)            (0.69)
                                                            ---------         --------         ---------          --------
           Total distributions                                 (0.23)           (1.12)             (1.05)            (0.70)
                                                            ---------         --------         ---------          --------
Net asset value, end of period                               $ 12.57          $ 12.51           $  12.73           $ 11.57
                                                            =========         ========         =========          ========

Total return (non-annualized)                                   2.43%            8.15%             20.34%            19.25%
Ratios/Supplemental Data:
   Net assets, end of period (in 000s)                       $49,050          $59,147           $ 61,680           $33,012
   Ratio of expenses to average net assets:
      Before expense reimbursement                             1.81%**           1.78%              2.00%             2.53%**
      After expense reimbursement                              1.76%**           1.76%              1.75%             1.76%**
   Ratio of net investment income (loss) to
    average net assets:
      Before expense reimbursement                            (0.10)%**          0.53%              0.60%            (0.19)%**
      After expense reimbursement                             (0.05)%**          0.55%              0.85%             0.58%**
   Portfolio turnover rate                                       49%               46%                32%               74%

 *  Commencement of UBS Investment Funds Class
**  Annualized

                See accompanying notes to financial statements.

GLOBAL BOND FUND

[UBS LOGO APPEARS HERE]

The Global Bond Fund is actively managed, providing a fully integrated treatment of the U.S. and other major developed fixed income markets across the world. This global approach takes full advantage of relationships both within and across markets, based on consistent analysis of macroeconomic and market conditions. Market and currency strategies are developed in a global asset allocation framework, in conjunction with senior fixed income professionals in our offices around the world.

The UBS Investment Fund Global Bond has provided an annualized return of 8.35% since its inception on July 31, 1995, above the 5.92% return of its benchmark, the Salomon World Government Bond Index. The Fund's annualized volatility of 4.48% was below the index volatility of 5.65% over this period. For calendar year 1998, the Fund returned 11.58%, trailing the index return of 15.29%.

Bond market returns were generally quite strong in dollar-hedged terms in 1998. Declining inflation worldwide was the primary driver, to the point where deflation worries began to surface. Causes for these concerns included the continued economic weakness in Asia, the default of the Russian government in August, and financial instability in Latin American countries. By mid-October long yields had fallen to all time historical lows in many markets.

Market allocation strategies contributed positively to relative Fund performance in 1998. The Fund benefited in particular from its underweight in Japan, where rates spiked upward in December. The overweight to the U.K., which was the strongest performer in 1998, also helped, as did the overweight in Sweden.

Bond selection strategies within markets detracted from overall performance. In the U.S., holdings of corporate and mortgage securities reduced performance as spreads on these bonds widened sharply in the third quarter. In addition, defensive duration strategies in most markets detracted as yields fell throughout the year. At the end of the year, duration was 0.9 times the index in Canadian conventional bonds and the U.K. duration was equal to the index in all other markets.

Currency allocation also hurt performance. The underweight of the yen detracted, as did the overweight of the Australian dollar. The underweight of the U.S. dollar helped offset these effects, as most currencies strengthened against it.

GLOBAL BOND FUND

[UBS LOGO APPEARS HERE]

TOTAL RETURN

                                              6 months     1 year      3 years    7/31/95*
                                                ended       ended       ended        to
                                              12/31/98    12/31/98    12/31/98    12/31/98
-------------------------------------------------------------------------------------------
UBS Investment Fund  Global Bond                9.91%      11.58%       7.05%       8.35%
-------------------------------------------------------------------------------------------
Salomon World Government Bond Index            12.17       15.29        6.20        5.92
-------------------------------------------------------------------------------------------

*Performance inception date of the UBS Investment Fund - Global Bond.

Total return includes reinvestment of all capital gain and income distributions.

All total returns in excess of 1 year are average annualized returns.


ILLUSTRATION OF AN ASSUMED INVESTMENT OF $10,000

This chart shows the growth in the value of an investment in the UBS Investment Fund Global Bond and the Salomon World Government Bond Index if you had invested $10,000 on July 31, 1995, and had reinvested all your income dividends and capital gain distributions through December 31, 1998. No adjustment has been made for any income taxes payable by shareholders on income dividends and capital gain distributions. Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.


UBS Investment Fund  Global Bond
vs. Salomon World Government Bond Index
Wealth Value with Dividends Reinvested

                              [CHART APPEARS HERE]
                                                      Salomon
                                       UBS             World
                                 Investment Fund-    Government
                                   Global Bond       Bond Index
                                 ----------------   ------------
                       7/31/95       $10,000           $10,000
                       8/31/95       $10,104            $9,656
                       9/30/95       $10,218            $9,871
                      10/31/95       $10,388            $9,944
                      11/30/95       $10,587           $10,057
                      12/31/95       $10,722           $10,162
                       1/31/96       $10,776           $10,037
                       2/29/96       $10 658            $9,986
                       3/31/96       $10,701            $9,972
                       4/30/96       $10,808            $9,932
                       5/31/96       $10,829            $9,934
                       6/30/96       $10,917           $10,013
                       7/31/96       $11,036           $10,205
                       8/31/96       $11,113           $10,245
                       9/30/96       $11,287           $10,287
                      10/31/96       $11,527           $10,479
                      11/30/96       $11,734           $10,617
                      12/31/96       $11,654           $10,531
                       1/31/97       $11,484           $10,250
                       2/28/97       $11,484           $10,173
                       3/31/97       $11,313           $10,096
                       4/30/97       $11,240           $10,007
                       5/31/97       $11,569           $10,279
                       6/30/97       $11,703           $10,402
                       7/31/97       $11,654           $10,321
                       8/31/97       $11,606           $10,314
                       9/30/97       $11,837           $10,534
                      10/31/97       $11,984           $10,753
                      11/30/97       $11 825           $10,589
                      12/31/97       $11,791           $10 557
                       1/31/98       $11,892           $10,659
                       2/28/98       $11,968           $10,746
                       3/31/98       $11,829           $10,639
                       4/30/98       $11,980           $10,810
                       5/31/98       $11,968           $10,834
                       6/30/98       $11,970           $10,851
                       7/31/98       $11,957           $10,865
                       8/31/98       $12,097           $11,160
                       9/30/98       $12,671           $11,754
                      10/31/98       $12,938           $12,102
                      11/30/98       $12,849           $11,931
                      12/31/98       $13,156           $12,171



Fund returns are net of all fees and costs, while the Index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing.

GLOBAL BOND FUND

[UBS LOGO APPEARS HERE]

ASSET ALLOCATION
As of December 31, 1998 (Unaudited)
                                           Current
                               Benchmark   Strategy
-----------------------------------------------------
U.S.                              29.8%       39.9%
Australia                          0.7         5.8
Austria                            0.8         0.0
Belgium                            2.7         0.0
Canada                             2.8         5.6
Denmark                            1.5         6.2
Finland                            0.8         0.0
France                             8.7         9.3
Germany                            8.7         8.2
Ireland                            0.4         0.0
Italy                              8.1         4.6
Japan                             19.8         0.0
Netherlands                        3.0         0.0
Portugal                           0.4         0.0
Spain                              3.5         7.3
Sweden                             1.4         4.4
Switzerland                        0.5         0.0
U.K.                               6.4         8.7
-----------------------------------------------------
                                 100.0%      100.0%

CURRENCY ALLOCATION
As of December 31, 1998 (Unaudited)
                                            Current
                                Benchmark   Strategy
-----------------------------------------------------
U.S.                              29.8%       25.8%
Australia                          0.7         6.7
Canada                             2.8         6.8
Denmark                            1.5         1.5
EMU                               37.1        37.1
Japan                             19.8        13.8
Sweden                             1.4         5.4
Switzerland                        0.5         0.5
U.K.                               6.4         2.4
-----------------------------------------------------
                                 100.0%      100.0%

INDUSTRY DIVERSIFICATION

As a Percent of Net Assets
As of December 31, 1998 (Unaudited)
-----------------------------------------------------------------------------
U.S. Bonds
Corporate Bonds
   Aerospace &Military                       0.11%
   Asset-Backed                              3.47
   Banking                                   0.16
   CMO                                       4.44
   Consumer                                  0.49
   Financial Services                        1.61
   Food and Housing Products                 0.40
   Industrial Components                     0.85
   Services/Miscellaneous                    0.76
   Telecommunications                        0.79
   Transportation                            0.91
                                          -------
                                            13.99
                                          -------

   International Dollar Bonds                3.24
   U.S. Government Agencies                  8.13
   U.S. Government Obligations              10.48
                                          -------
                                            21.85
                                          -------
         Total U.S. Bonds                   35.84
                                          -------

Global (Ex-U.S.) Bonds
Foreign Financial Bonds                     14.18
Foreign Government Bonds                    40.21
                                          -------
         Total Global (ex-U.S.) Bonds       54.39
                                          -------

U.S. EQUITIES                                0.44
                                          -------
SHORT-TERM INVESTMENTS                       7.36
                                          -------
         TOTAL INVESTMENTS                  98.03

CASH AND OTHER ASSETS,
   LESS LIABILITIES                          1.97
                                          -------
         NET ASSETS                        100.00%
                                          =======

GLOBAL BOND FUND -- SCHEDULE OF INVESTMENTS

December 31, 1998 (Unaudited)
-----------------------------------------------------------------------------
                                           Face
                                          Amount         Value
                                      ------------- ----------------
Bonds -- 90.23%
U.S. Bonds -- 35.84%
U.S. Corporate Bonds -- 13.99%
Archer Daniels, 6.950%, due 12/15/97   $   500,000   $    540,626
Bear Stearns Mortgage Securities, Inc.,
  96-7A4 6.000%, due 01/28/09              200,000        198,938
Capital One Bank, 6.830%,
  due 05/17/99                             200,000        200,596
Cendant Corp., 7.750%, due 12/01/03        500,000        510,991
Chase Manhattan Auto Owner Trust,
  96-C, Class A4,  6.150%,
  due 03/15/02                             125,000        126,670
Comed Transitional Funding Trust,
  98-1, Class A7,  5.740%,
  due 12/25/10                             840,000        844,830
Continental Airlines, Inc., EETC, 6.900%,
  due 01/02/18                             710,000        721,658
Countrywide Capital,  Inc., 8.000%,
  due 12/15/26                             250,000        259,129
Donaldson Lufkin & Jenrette FRN, 6.700%,
  due 06/30/00                             375,000        378,834
Fanniemae Whole Loan, 95-W3, Class A,
  9.000%, due 04/25/25                      13,102         13,654
First Bank Corporate Card Master Trust,
  97-1A, 6.400%, due 02/15/03              240,000        246,624
First Nationwide Trust, 98-3, Class 1PPA,
  6.500%, due 09/19/28                     613,136        613,688
First Union Lehman Brothers, 97-C2,
  Class A2, 6.600%, due 05/18/07           240,000        249,439
Ford Credit Grantor Trust 95-B, 5.900%,
  due 10/15/00                             379,155        380,030
Freddie Mac, 83, Class F, 6.288%,
  due 08/15/27                              66,020         66,041
GE Capital Mortgage Services, Inc., 93-7F,
  Class FA3, 6.500%, due 09/25/08          313,155        313,897
Kroger Co., 6.000%, due 07/01/00           500,000        501,891
Lockheed Martin Corp., 7.700%,
  due 06/15/08                             125,000        141,371
Merrill Lynch & Co., Series B, 5.930%,
  due 03/23/01                             550,000        553,930
Metlife Funding, 6.850%, due 05/20/08      225,000        235,052
News America Holdings, 7.750%,
  due 12/01/45                             575,000        610,682
Norwest Asset Securities Corp., 98-25,
  Class A5, 6.000%, due 12/25/28           965,000        948,363
PNC Mortgage Securities Corp., 94-3,
  Class A8, 7.500%, due 07/25/24           190,000        195,998
Premier Auto Trust, 96-3, Class A4,
  96-3A 6.750%, due 11/06/00               475,000        480,538
Prudential Home Mortgage Securities
  96-7, Class A4, 6.750%,
    due 06/25/11                           150,000        152,477
  93-43, Class A9, 6.750%,
    due 10/25/23                           211,150        212,674
Residential Accredit Loans, Inc.
  96-QS4, Class Al10, 7.900%,
    due 08/25/26                           625,000        643,767
  98-QS4, Class AI5, 7.000%,
    due 03/25/28                           400,000        415,061

                                           Face
                                          Amount         Value
                                      ------------- ----------------
Residential Asset Securitization Trust,
  97-A7, Class A1, 7.500%,
    due 09/25/27                          $169,532       $171,050
  97-A7, Class A1, 7.250%,
    due 12/25/27                           335,000        341,631
  97-A11, Class A2, 7.000%,
    due 01/25/28                           206,139        206,893
  97-A11, Class A6, 7.000%,
    due 01/25/28                           430,000        438,626
  98-A1, Class A1, 7.000%,
    due 03/25/28                           169,440        170,339
Salomon, Inc., 7.200%, due 02/01/04        240,000        252,133
Sprint Capital Corp., 6.875%,
  due 11/15/28                             450,000        467,272
Structured Asset Securities Corp.
  98-RF1, Class A, 8.712%,
    due 03/15/27                           261,685        280,821
  98-RF2, 144A, 8.582%, due 07/15/27       392,977        420,485
Structured Mortgage Asset Residential
  Trust, 96-5C, Class CI, 7.150%,
  due 03/25/23                             925,000        939,946
The Money Store, 98-B, Class AF2, 6.115%,
  due 05/15/10                              60,000         60,055
Time Warner Inc., 7.570%,
  due 02/01/24                             560,000        631,574
UCFC Home Equity Loan 97-C, Class A8,
  FRN, 5.478%, due 09/15/27                123,678        122,489
USA Waste Services, 7.000%,
  due 10/01/04                             300,000        313,696
Vanderbilt Mortgage Finance, 98-B, Class
  1A26,.120%, due 05/07/09                 600,000        603,852
Williams Co., 6.200%, due 08/01/02         400,000        400,999
World Omni Automobile Lease
  Securitization Trust, 97-A, Class A3,
   6.850%, due 06/25/03                    253,906        256,531
Worldcom Inc., Series *, 8.875%,
  due 01/15/06                             465,000        506,560
                                                     ------------
                                                       17,342,401
                                                     ------------

International Dollar Bonds -- 3.24%
Banco Santiago S.A., 7.000%,
  due 07/18/07                             400,000        335,192
Banque Centrale de Tunisie, 8.250%,
  due 09/19/27                             400,000        320,000
Credit Suisse-London, 144A, 7.900%,
  Resettable Perpetual Step-up Notes       500,000        500,000
DR Investments, 144A, 7.450%,
  due 05/15/07                             455,000        489,960
Den Danske Bank, 144A, 6.375%,
  due 06/15/08                             500,000        507,942
Empresa National Electric, 7.875%,
  due 02/01/27                             500,000        361,776
Pan Pacific Industry PLC, 144A, 0.000%,
  due 04/28/07                             715,000        282,425
Province of Quebec, 7.500%,
  due 07/15/23                             235,000        268,723
Republic of South Africa, 9.625%,
  due 12/15/99                             125,000        127,500
Royal Bank of Scotland, 7.375%, Resettable
  Perpetual Step-up Notes                  300,000        308,823

GLOBAL BOND FUND -- SCHEDULE OF INVESTMENTS

December 31, 1998 (Unaudited)
-----------------------------------------------------------------------------
                                           Face
                                          Amount         Value
                                      ------------- ----------------
Southern Investments UK, 6.800%,
  due 12/01/06                        $    500,000    $   518,481
                                                     ------------
                                                        4,020,822
                                                     ------------
U.S. Government Agencies -- 8.13%
Federal Home Loan Mortgage Corp.
  7.000%, due 10/15/13                      68,215         69,927
  7.500%, due 01/15/23                      85,601         90,241
  7.238%, due 05/01/26                      27,606         28,061
Federal Home Loan Mortgage Corp. Gold
  8.000%, due 05/01/23                      59,104         61,363
  9.000%, due 03/01/24                     174,782        185,842
Federal National Mortgage Assoc.
  6.220%, due 03/13/06                     150,000        159,021
  6.820%, due 10/01/07                     477,554        510,982
  6.361%, due 06/01/08                     686,356        715,183
  8.000%, due 03/01/11                     100,480        103,557
  6.000%, due 01/01/14 TBA                 615,000        616,735
  9.000%, due 08/01/21                      18,273         19,386
  8.500%, due 07/01/22                      12,478         13,224
  7.500%, due 12/01/23                     416,307        427,366
  7.500%, due 05/18/25                     250,000        256,169
  7.890%, due 04/01/26                     240,305        245,283
  8.500%, due 02/01/28                     308,146        322,783
  6.500%, due 06/01/28                   2,361,195      2,377,449
  6.500%, due 09/01/28                   1,261,839      1,270,525
  6.000%, due 12/01/28 TBA                 750,000        740,317
Federal National Mortgage Assoc. Strips
  7.500%, due 05/01/23 interest only       184,168         29,562
  0.000%, due 04/01/27 principal only      170,348        149,757
FNCI, 8.000%, due 02/01/13                 108,540        111,864
Government National Mortgage Assoc.
  7.500%, due 08/15/23                      82,927         85,496
  7.500%, due 12/15/23                     122,466        126,267
  7.500%, due 01/15/24                      85,915         88,559
  7.000%, due 08/15/24                     425,074        435,164
  7.000%, due 07/15/25                      59,634         61,044
Jordan Aid, 8.750%, due 09/01/19           193,941        240,433
Tennesse Valley Authority, 6.375%,
  due 06/15/05                             500,000        530,948
                                                     ------------
                                                       10,072,508
                                                     ------------
U.S. Government Obligations -- 10.48%
U.S. Treasury Inflation Indexed Note,
  3.625%, due 04/15/28                     570,000        563,108
U.S. Treasury Notes and Bonds
  5.500%, due 02/29/00                   1,730,000      1,746,219
  5.500%, due 05/31/00                   1,345,000      1,360,552
  6.625%, due 07/31/01                   1,765,000      1,848,838
  6.250%, due 08/31/02                     610,000        641,072
  7.500%, due 02/15/05                     830,000        950,091
  7.000%, due 07/15/06                     110,000        125,263
  6.625%, due 05/15/07                     745,000        837,893
  8.000%, due 11/15/21                   3,675,000      4,923,353
                                                     ------------
                                                       12,996,389
                                                     ------------
Total U.S. Bonds                                       44,432,120
                                                     ------------
Global (ex-U.S.) Bonds -- 54.39%
Australia -- 5.63%
Government of Australia, 9.500%,
  due 08/15/03                      AUD  3,000,000      2,199,146
New South Wales Treasury Corp., 7.000%,
  due 04/01/04                           1,000,000        669,372

                                           Face
                                          Amount         Value
                                      ------------- ----------------
Queensland Treasury Corp.-Global Note
  8.000%, due 05/14/03              AUD    980,000   $    671,012
  6.500%, due 06/14/05                   5,230,000      3,436,653
                                                     ------------
                                                        6,976,183
                                                     ------------
Austria -- 2.01%
Republic of Austria, 5.500%,
  due 01/18/04                   FRF    12,800,000      2,487,559
                                                     ------------
Canada -- 5.08%
British Columbia, 7.750%, due 06/16/03   1,540,000      1,112,353
Government of Canada
  6.000%, due 06/01/08              CAD  1,200,000        845,703
  4.250%, due 12/01/21                   3,800,000      2,784,440
Province of Ontario, 7.500%,
  due 01/19/06 .                         2,100,000      1,549,195
                                                     ------------
                                                        6,291,691
                                                     ------------
Denmark -- 5.94%
City of Copenhagen, 6.250%,
  due 03/15/01                      DKK  2,400,000        393,825
Great Belt, 7.000%, due 09/02/03        10,650,000      1,866,825
Kingdom of Denmark
  8.000%, due 11/15/01                   8,000,000      1,394,862
  7.000%, due 12/15/04                  16,800,000      3,043,243
  7.000%, due 11/15/07                   1,400,000        264,118
  7.000%, due 11/10/24                   2,000,000        402,231
                                                     ------------
                                                        7,365,104
                                                     ------------
Finland -- 1.27%
Republic of Finland, 9.000%,
  due 08/13/03                   FIN     7,200,000      1,579,696
                                                     ------------
France -- 3.42%
Government of France (BTAN), 7.750%,
  due 04/12/00                      FRF  4,000,000        756,722
Government of France (OAT)
  9.500%, due 01/25/01                   1,800,000        362,823
  7.500%, due 04/25/05                   7,200,000      1,563,682
  8.500%, due 04/25/23                   5,600,000      1,552,325
                                                     ------------
                                                        4,235,552
                                                     ------------
Germany -- 6.36%
Bundesrepublik Deutscheland, 6.250%,
  due 01/04/24                      DEM    700,000        510,417
European Economic Community, 6.500%,
  due 03/10/00                           1,110,000        691,001
IBRD, 7.125%, due 04/12/05               4,250,000      3,009,332
KFW International Finance, 6.625%,
  due 04/15/03                           3,800,000      2,558,087
LKB Baden-Wuerttemberg Finance,
  6.500%, due 09/15/08                   1,600,000      1,118,516
                                                     ------------
                                                        7,887,353
                                                     ------------
Ireland -- 1.60%
Republic of Ireland, 7.250%,
  due 03/18/03                   IEP     2,900,000      1,988,135
                                                     ------------
Italy -- 3.78%
Bayerische Landesbank, 10.750%,
  due 03/01/03                   ITL   750,000,000        575,085
International Bank for Reconstruction &
  Development, 5.000%, due 10/15/00   1,000,000,000       624,007
LKB Baden-Wuerttemberg Finance,
  10.750%, due 04/14/03               650,000,000         500,870

GLOBAL BOND FUND -- SCHEDULE OF INVESTMENTS

December 31, 1998 (Unaudited)
-----------------------------------------------------------------------------
                                           Face
                                          Amount         Value
                                      ------------- ----------------
Republic of Italy (BTP)
  9.000%, due 10/01/03           ITL  2,300,000,000  $  1,714,948
  9.500%, due 02/01/06                  800,000,000       650,114
  9.000%, due 11/01/23                  650,000,000       626,766
                                                     ------------
                                                        4,691,790
                                                     ------------
Luxembourg -- 0.33%
Tyco International Group S.A., 7.000%,
  due 06/15/28                   LUX       400,000        412,693
                                                     ------------
Portugal -- 1.12%
Republic of Portugal, 5.625%,
  due 04/03/07                   FRF     7,000,000      1,383,879
                                                     ------------
Spain -- 6.36%
Government of Spain
  7.900%, due 02/28/02              ESP  460,000,000    3,698,457
  10.000%, due 02/28/05                  230,000,000    2,182,227
  6.150%, due 01/31/13                   240,000,000    1,999,667
                                                     ------------
                                                        7,880,351
                                                     ------------
Sweden -- 3.59%
Government of Sweden
  10.250%, due 05/05/03             SEK  20,700,000     3,211,873
  6.000%, due 02/09/05                    4,600,000       628,688
  6.750%, due 05/05/14                    4,000,000       615,041
                                                     ------------
                                                        4,455,602
                                                     ------------

                                           Face
                                          Amount         Value
                                      ------------- ----------------
United Kingdom -- 7.90%
Abbey National PLC, 8.750%,
  due 05/24/04                   GBP       350,000    $   660,585
Abbey National Treasury Service,
  6.500%, due 03/05/04                     850,000      1,483,183
British Gas PLC, 8.125%, due 03/31/03      545,000        986,686
European Investment Bank, 7.625%,
  due 12/07/06                           1,820,000      3,505,066
UK Treasury, 8.000%, due 09/27/13        1,380,000      3,159,377
                                                     ------------
                                                        9,794,897
                                                     ------------
Total Global (ex-U.S.) Bonds                           67,430,485
                                                     ------------
Total Bonds (Cost $107,517,922)                       111,862,605
                                                     ------------
                                          Shares
                                      -------------
Equities -- 0.44%
U.S. Equities -- 0.44%
Centaur Funding Corp., 144A
  0.000%, due 04/21/20                         750        137,720
  9.080%, due 04/21/20                         390        407,794
                                                     ------------
Total Equities (Cost $490,229)                            545,514
                                                     ------------

Short-Term Investments -- 7.36%
Investment Companies -- 7.36%
Brinson Supplementary Trust U.S. Cash
Management Prime Fund
  (Cost $9,131,709)                      9,131,709      9,131,709
                                                     ------------
Total Investments
  (Cost $117,139,860)-- 98.03% (a)                    121,539,828
                                                     ------------

Cash and other assets,
  less liabilities-- 1.97%                              2,437,503
                                                     ------------
Net Assets-- 100%                                    $123,977,331
                                                     ============


               See accompanying notes to schedule of investments.

GLOBAL BOND FUND -- SCHEDULE OF INVESTMENTS

December 31, 1998 (Unaudited)
-----------------------------------------------------------------------------

NOTES TO SCHEDULE OF INVESTMENTS

(a) Aggregate cost for federal income tax purposes was $117,139,860; and net unrealized appreciation consisted of:

             Gross unrealized appreciation                $5,176,005
             Gross unrealized depreciation                  (776,037)
                                                          ----------
                      Net unrealized appreciation         $4,399,968
                                                          ==========

FRN:  Floating Rate Note
TBA:  Security is subject to delayed delivery.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 1998, the value of these securities amounted to $2,746,326 or 2.22% of net assets.
Resettable Perpetual Step-up Notes: A bond with either no maturity date or a maturity date that is so far in the future that the bond will pay interest indefinitely. The issuer generally retains the right to call such a bond.


FORWARD FOREIGN CURRENCY CONTRACTS

The Global Bond Fund had the following open forward foreign currency contracts as of December 31, 1998:

                               Settlement       Local          Current        Unrealized
                                  Date         Currency         Value         Gain/(Loss)
                               ----------   -------------    -------------  -------------
Forward Foreign Currency
Buy Contracts
Australian Dollar                3/01/99        2,800,000     $ 1,718,413   $  (83,751)
Austrian Schilling               3/01/99       13,200,000       1,129,788       12,512
Belgian Franc                    3/01/99      104,000,000       3,036,331       32,200
Canadian Dollar                  3/01/99        2,800,000       1,823,237       11,749
Finnish Markka                   3/01/99        4,000,000         792,332        8,594
German Mark                      3/01/99        3,600,000       2,167,813       23,986
Italian Lira                     3/01/99    7,500,000,000       4,561,908       51,172
Japanese Yen                     3/01/99    2,000,000,000      17,874,166    1,007,205
Netherlands Guilder              3/01/99        6,600,000       3,527,280       39,185
Swedish Krona                    3/01/99       10,900,000       1,348,376       (8,257)

Forward Foreign Currency
Sale Contracts
Australian Dollar                3/01/99        1,000,000         613,719       27,851
British Pound                    3/01/99        4,440,000       7,374,680      (26,922)
Canadian Dollar                  3/01/99          400,000         260,462         (537)
Danish Kroner                    3/01/99       32,700,000       5,145,960      (34,764)
German Mark                      3/01/99        2,200,000       1,324,774      (28,445)
Spanish Peseta                   3/01/99      610,000,000       4,317,815      (51,998)
                                                                            ----------
          Total                                                             $  979,780
                                                                            ==========

                See accompanying notes to financial statements.

GLOBAL BOND FUND -- FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1998 (Unaudited)

ASSETS:
   Investments, at value:
     Unaffiliated issuers (Cost $108,008,151)                   $112,408,119
     Affiliated issuers (Cost $9,131,709)                          9,131,709
   Foreign currency, at value (Cost $350,083)                        350,965
   Receivables:
     Investment securities sold                                        1,290
     Interest                                                      2,577,447
     Fund shares sold                                                  2,761
   Net unrealized appreciation on forward foreign
    currency contracts                                               979,780
   Other assets                                                       50,762
                                                                ------------
          TOTAL ASSETS                                           125,502,833
                                                                ------------

LIABILITIES:
   Payables:
     Investment securities purchased                               1,361,987
     Investment advisory fees                                         77,599
     Accrued expenses                                                 52,961
     Due to custodian bank                                            32,955
                                                                ------------
          TOTAL LIABILITIES                                        1,525,502
                                                                ------------
NET ASSETS                                                      $123,977,331
                                                                ============
NET ASSETS CONSIST OF:
   Paid in capital                                              $119,483,156
   Accumulated distribution in excess of net
    investment income                                             (1,070,788)
   Accumulated net realized gain                                     149,327
   Net unrealized appreciation                                     5,415,636
                                                                ------------
          NET ASSETS                                            $123,977,331
                                                                ============
OFFERING PRICE PER SHARE:
   Brinson Class I:
     Net asset value, offering price and redemption
      price per share (Based on net assets of
       $119,514,551 and 12,066,245 shares
        issued and outstanding)                                 $       9.90
                                                                ============

   Brinson Class N:
     Net asset value, offering price and redemption
      price per share (Based on net assets of
       $105,601 and 10,682 shares issued
        and outstanding)                                        $       9.89
                                                                ============

   UBS Investment Funds Class:
     Net asset value, offering price and redemption
      price per share (Based on net assets of
       $4,357,179 and 440,711 shares issued
        and outstanding)                                        $       9.89
                                                                ============

                See accompanying notes to financial statements.

GLOBAL BOND FUND -- FINANCIAL STATEMENTS


STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 1998 (Unaudited)

INVESTMENT INCOME:
   Interest (net of $14,950 for foreign taxes withheld)            $ 2,832,036
                                                                  ------------
          TOTAL INCOME                                               2,832,036
                                                                  ------------
EXPENSES:
   Advisory                                                            414,159
   Professional                                                         24,750
   Distribution                                                         10,402
   Other                                                                58,207
                                                                  ------------
          TOTAL EXPENSES                                               507,518
                                                                  ------------
          NET INVESTMENT INCOME                                      2,324,518
                                                                  ------------
NET REALIZED AND UNREALIZED GAIN:
   Net realized gain on:
     Investments                                                     1,093,835
     Foreign currency transactions                                   1,538,594
                                                                  ------------
        Net realized gain                                            2,632,429
                                                                  ------------
        Change in net unrealized appreciation or
        depreciation on:
     Investments and foreign currency                                4,369,775
     Forward contracts                                               1,336,164
     Translation of other assets and liabilities
        denominated in foreign currency                                 37,420
                                                                  ------------
        Change in net unrealized appreciation or depreciation        5,743,359
                                                                  ------------
   Net realized and unrealized gain                                  8,375,788
                                                                  ------------
   Net increase in net assets resulting from operations            $10,700,306
                                                                  ============

GLOBAL BOND FUND -- FINANCIAL STATEMENTS



STATEMENTS OF CHANGES IN NET ASSETS

                                                                        Six Months Ended            Year
                                                                        December 31, 1998           Ended
                                                                           (Unaudited)          June 30, 1998
                                                                        -----------------       -------------
OPERATIONS:
   Net investment income                                                   $  2,324,518         $  3,009,836
   Net realized gain (loss)                                                   2,632,429           (1,114,801)
   Change in net unrealized appreciation or depreciation                      5,743,359             (276,626)
                                                                           ------------         ------------
   Net increase in net assets resulting from operations                      10,700,306            1,618,409
                                                                           ------------         ------------

DISTRIBUTIONS TO SHAREHOLDERS:
   Distributions from net investment income                                  (3,327,917)          (2,183,342)
   Distributions in excess of net investment income                          (1,070,788)                  --
   Distributions from net realized gain                                        (961,267)          (1,041,855)
                                                                           ------------         ------------
   Total distributions to shareholders*                                      (5,359,972)          (3,225,197)
                                                                           ------------         ------------

Capital share transactions:
   Shares sold                                                               41,337,859           46,034,839
   Shares issued on reinvestment of distributions                             3,845,267            2,230,731
   Shares redeemed                                                          (22,206,338)          (9,266,587)
                                                                           ------------         ------------
   Net increase in net assets resulting from capital
     share transactions                                                      22,976,788           38,998,983
                                                                           ------------         ------------
         TOTAL INCREASE IN NET ASSETS                                        28,317,122           37,392,195
                                                                           ------------         ------------

NET assets:
   Beginning of period                                                       95,660,209           58,268,014
                                                                           ------------         ------------
   End of period (including accumulated undistributed net investment
   income of $(1,070,788) and $1,003,399, respectively)                    $123,977,331          $95,660,209
                                                                           ============         ============

*DISTRIBUTIONS BY CLASS:
   Distributions from and in excess of net investment income
     Brinson Class I                                                       $ (4,248,289)         $(2,070,571)
     Brinson Class N                                                             (3,700)                 (98)
     UBS Investment Funds Class                                                (146,716)            (112,673)
   Distributions from net realized gain
     Brinson Class I                                                           (925,451)            (969,902)
     Brinson Class N                                                               (811)                 (18)
     UBS Investment Funds Class                                                 (35,005)             (71,935)
                                                                           ------------         ------------
   Total distributions to shareholders                                     $ (5,359,972)        $ (3,225,197)
                                                                           ============         ============

                See accompanying notes to financial statements.

GLOBAL BOND FUND -- FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                                                  Six Months Ended                 Year Ended June 30,         July 30, 1993*
                                                  December 31, 1998  -----------------------------------------    Through
Brinson Class I                                       (Unaudited)       1998       1997       1996       1995   June 30, 1994
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                   $  9.41       $   9.64   $  10.04   $  10.39    $   9.55    $ 10.00
                                                       -------       --------   --------   --------    --------    -------
   Income (loss) from investment operations:
      Net investment income                               0.21***        0.43***    0.67       0.84        0.50       0.45
      Net realized and unrealized gain (loss)             0.74          (0.18)      0.08       0.31        0.58      (0.52)
                                                       -------       --------   --------   --------    --------    -------
         Total income (loss) from investment
          operations                                      0.95           0.25       0.75       1.15        1.08      (0.07)
                                                       -------       --------   --------   --------    --------    -------
   Less distributions:
      Distributions from and in excess of net
         investment income                               (0.38)         (0.31)     (0.96)     (1.40)      (0.24)     (0.28)
      Distributions from net realized gain               (0.08)         (0.17)     (0.19)     (0.10)         --      (0.10)
                                                       -------       --------   --------   --------    --------    -------
         Total distributions                             (0.46)         (0.48)     (1.15)     (1.50)      (0.24)     (0.38)
                                                       -------       --------   --------   --------    --------    -------
Net asset value, end of period                         $  9.90       $   9.41   $   9.64   $  10.04    $  10.39    $  9.55
                                                       =======       ========   ========   ========    ========    =======
Total return (non-annualized)                            10.14%          2.69%      7.71%     11.50%      11.34%     (0.79)%
Ratios/Supplemental Data:
   Net assets, end of period (in 000s)                 $119,515      $ 91,274    $54,157    $41,066     $51,863    $36,849
   Ratio of expenses to average net assets:
      Before expense reimbursement                         0.90%**       0.96%      1.32%      1.65%       1.43%      1.78%**
      After expense reimbursement                           N/A          0.90%      0.90%      0.90%       0.90%      0.90%**
   Ratio of net investment income to average net assets:
      Before expense reimbursement                         4.23%**       4.47%      4.90%      4.98%       5.53%      4.03%**
      After expense reimbursement                           N/A          4.53%      5.32%      5.73%       6.06%      4.91%**
   Portfolio turnover rate                                   49%          151%       235%       184%        199%       189%

  * Commencement of investment operations
 ** Annualized
*** The net investment income per share data was determined by using average shares outstanding throughout the period.
N/A =  Not Applicable
                See accompanying notes to financial statements.

GLOBAL BOND FUND -- FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                                                                      Six Months Ended
                                                                      December 31, 1998        Year Ended
Brinson Class N                                                          (Unaudited)         June 30, 1998*
------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                      $  9.40               $  9.64
                                                                          -------               -------
   Income from investment operations:
      Net investment income                                                  0.18***               0.42***
      Net realized and unrealized gain (loss)                                0.77                 (0.20)
                                                                          -------               -------
         Total income from investment operations                             0.95                  0.22
                                                                          -------               -------
   Less distributions:
      Distributions from and in excess of net investment income             (0.38)                (0.29)
      Distributions from net realized gain                                  (0.08)                (0.17)
                                                                          -------               -------
         Total distributions                                                (0.46)                (0.46)
                                                                          -------               -------
Net asset value, end of period                                            $  9.89               $  9.40
                                                                          =======               =======
Total return (non-annualized)                                               10.13%                 2.37%
Ratios/Supplemental Data:
   Net assets, end of period (in 000s)                                    $   106               $     9
   Ratio of expenses to average net assets:
      Before expense reimbursement                                           1.15%**               1.21%
      After expense reimbursement                                             N/A                  1.15%
   Ratio of net investment income to average net assets:
      Before expense reimbursement                                           3.98%**               4.22%
      After expense reimbursement                                             N/A                  4.28%
   Portfolio turnover rate                                                     49%                  151%

  * Commencement of investment operations
 ** Annualized
*** The net investment income per share data was determined by using average shares outstanding throughout the period.
N/A =  Not Applicable

                See accompanying notes to financial statements.

GLOBAL BOND FUND -- FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                                                   Six Months Ended                                       July 31, 1995*
                                                   December 31, 1998    Year Ended        Year Ended          Through
UBS Investment Funds Class                            (Unaudited)      June 30, 1998     June 30, 1997     June 30, 1996
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                    $  9.39           $ 9.61           $ 10.02            $10.56
                                                        -------           ------           -------            ------
   Income from investment operations:
   Net investment income                                   0.18***          0.38***           0.62              0.78
   Net realized and unrealized gain (loss)                 0.75            (0.18)             0.10              0.15
                                                        -------           ------           -------            ------
     Total income from investment operations               0.93             0.20              0.72              0.93
                                                        -------           ------           -------            ------
   Less distributions:
   Distributions from and in excess of net
     investment income                                    (0.35)           (0.25)            (0.94)            (1.37)
   Distributions from net realized gain                   (0.08)           (0.17)            (0.19)            (0.10)
                                                        -------           ------           -------            ------
     Total distributions                                  (0.43)           (0.42)            (1.13)            (1.47)
                                                        -------           ------           -------            ------
Net asset value, end of period                          $  9.89           $ 9.39            $ 9.61            $10.02
                                                        =======           ======           =======            ======

Total return (non-annualized)                              9.91%            2.28%             7.20%             9.17%
Ratios/Supplemental Data:
   Net assets, end of period (in 000s)                  $ 4,357          $ 4,377            $4,110            $3,653
   Ratio of expenses to average net assets:
   Before expense reimbursement                            1.39%**          1.45%             1.81%             2.14%**
   After expense reimbursement                              N/A             1.39%             1.39%             1.39%**
   Ratio of net investment income to average
   net assets:
   Before expense reimbursement                            3.74%**          3.98%             4.41%             4.49%**
   After expense reimbursement                              N/A             4.04%             4.83%             5.24%**
   Portfolio turnover rate                                   49%             151%              235%              184%

  * Commencement of investment operations
 ** Annualized
*** The net investment income per share data was determined by using average shares outstanding throughout the period.
N/A =  Not Applicable

                See accompanying notes to financial statements.

THE UBS INVESTMENT FUNDS -- NOTES TO FINANCIAL STATEMENTS


1.       SIGNIFICANT ACCOUNTING POLICIES
The Brinson Funds (the "Trust") is an open-end, management investment company registered under the Investment Company Act of 1940, as amended, as a series company. The Trust currently offers shares of eleven series: Global Fund, Global Equity Fund, Global Bond Fund, U.S. Balanced Fund, U.S. Equity Fund, U.S. Large Capitalization Equity Fund, U.S. Large Capitalization Growth Fund, U.S. Small Capitalization Growth Fund, U.S. Bond Fund, High Yield Fund and Global (ex-U.S.) Equity Fund (formerly, Non-U.S. Equity Fund) (each a "Fund" and collectively, the "Funds"). Each Fund has three classes of shares outstanding, Brinson Class I, Brinson Class N and UBSInvestment Funds Class (formerly, SwissKey Class). There are an unlimited number of shares of each class with par value of $0.001 authorized. Each share represents an identical interest in the investments of the Funds and has the same rights. The following is a summary of significant accounting policies consistently followed by the Global Fund, Global Equity Fund and Global Bond Fund in the preparation of their financial statements.

A. Investment Valuation: Securities for which market quotations are readily available are valued at the last available sales price on the exchange or market on which they are principally traded, or lacking any sales, at the last available bid price on the exchange or market on which such securities are principally traded. U.S. equity securities traded over-the-counter are priced at the most recent bid price. Securities for which market quotations are not readily available, including restricted securities which are subject to limitations on their sale, are valued at fair value as determined in good faith by or under the direction of the Trust's Board of Trustees. Investments in affiliated investment companies are valued each day based on the closing net asset value of the fund. Debt securities are valued at the most recent bid price by using market quotations or independent services. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued daily using quoted forward exchange rates. Short-term obligations with a maturity of 60 days or less are valued at amortized cost, which approximates market value.

B. Foreign Currency Translation: Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the WM/Reuters closing spot rates as of 4:00 p.m. London time. Purchases and sales of portfolio securities, commitments under forward foreign currency contracts and income receipts are translated at the prevailing exchange rate of the date of each transaction. Realized and unrealized foreign exchange gains or losses on investments are included as a component of net realized and unrealized gain or loss on investments in the statement of operations.

C. Investment Transactions: Investment transactions are accounted for on a trade date basis. Gains and losses on securities sold are determined on an identified cost basis.

D. Investment Income: Interest income, which includes the amortization of premiums and discounts, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as the information becomes available.

E. Federal Income Taxes: It is the policy of the Funds to comply with all requirements of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders. The Funds have met the requirements of the Code applicable to regulated investment companies for the six months ended December 31, 1998, therefore, no federal income tax provision was required.

F. Distributions To Shareholders: It is the policy of the Funds to distribute their respective net investment income on a semi-annual basis and net capital gains, if any, annually. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions. Differences in dividends per share between the classes are due to distribution expenses.

G. Income and Expense Allocation: All income earned and expenses incurred by each Fund will be borne on a pro rata basis by each of the classes, except that the Brinson Class I will not incur any of the distribution expenses of the Brinson Class N nor the UBS Investment Funds Class.

H. Use of Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimates.

THE UBS INVESTMENT FUNDS -- NOTES TO FINANCIAL STATEMENTS

2. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES Brinson Partners, Inc. (the "Advisor"), a registered investment advisor, provides the Funds with investment management services. As compensation for these services, the Funds pay the Advisor a monthly fee based on each Fund's respective average daily net assets. The Advisor has agreed to waive its fees and reimburse each Fund to the extent that total annualized expenses exceed a specified percentage of each Fund's respective average daily net assets. Investment advisory fees and other transactions, for the six months ended December 31, 1998, were as follows:

                                                                             UBS Investment
                                Advisory   Brinson Class I  Brinson Class N    Funds Class     Advisory
                                   Fee       Expense Cap      Expense Cap      Expense Cap       Fees      Fees Waived
                                --------   ---------------  ---------------  --------------- ------------  -----------
Global Fund                         0.80%         1.10%           1.35%             1.75%    $2,387,061     $    --
Global Equity Fund                  0.80          1.00            1.25              1.76        289,624      18,480
Global Bond Fund                    0.75          0.90            1.15              1.39        414,159          --

Certain officers of the Funds are also officers and directors of the Advisor. All officers serve without direct compensation from the Funds. Trustees' fees paid to unaffiliated trustees for the six months ended December 31, 1998 were $5,888, $2,392 and $2,208 for the Global Fund, Global Equity Fund and Global Bond Fund, respectively.

The Global Fund invests in shares of certain affiliated investment companies also sponsored by the Advisor. These investments represented 14.25% of the Fund's total net assets at December 31, 1998. Activity for the six months ended December 31, 1998 was as follows:

                                                                               Net           Net
                                                                Sales       Realized     Unrealized     Interest
Affiliates                                    Purchases       Proceeds    Gains/(Loss)  Gains/(Loss)     Income         Value
----------                                  -------------   ------------  ------------  ------------   ----------   ------------
Brinson Post-Venture Fund                   $          --   $  1,949,866  $   448,329   $   (995,074)   $      --   $  6,015,904
Brinson High Yield Fund                         3,900,000      4,900,682      766,824     (1,162,241)          --     15,399,222
Brinson Emerging Markets Equity Fund                   --      5,140,074   (2,553,399)    (3,158,736)          --     15,364,050
Brinson Emerging Markets Debt Fund              6,400,000      8,703,323    1,961,791     (4,291,159)          --     27,921,446
Brinson Supplementary Trust U.S. Cash
   Management Prime Fund                       12,835,861      4,711,620           --             --       16,107      8,124,241

The Global Equity Fund and Global Bond Fund invest in shares of the Brinson Supplementary Trust U.S. Cash Management Prime Fund (Supplementary Trust). The Supplementary Trust is managed by the Advisor. The Supplementary Trust is offered as a cash management option to mutual funds and other accounts managed by the Advisor. The Supplementary Trust pays no management fees. Distributions from the Supplementary Trust are reflected as interest income in the statement of operations. Amounts relating to those investments at December 31, 1998 and for the six months then ended is summarized as follows:

                                                                                             % of
                                                        Sales      Interest                   Net
Affiliates                               Purchases     Proceeds     Income       Value      Assets
-----------                             -----------   ----------   --------    ----------   ------
Global Equity Fund                      $ 4,693,073   $4,397,888   $  3,173    $  295,185    0.40%
Global Bond Fund                          9,279,598      147,889     13,429     9,131,709    7.36%


3.       INVESTMENT TRANSACTIONS
Investment transactions for the six months ended December 31, 1998, excluding short-term investments, were as follows:

                                                     Proceeds
                                     Purchases       From Sales
                                    ------------    ------------
Global Fund                         $237,754,413    $424,385,284
Global Equity Fund                    34,531,153      38,516,369
Global Bond Fund                      69,215,909      49,804,987

THE UBS INVESTMENT FUNDS -- NOTES TO FINANCIAL STATEMENTS


4.       FORWARD FOREIGN CURRENCY CONTRACTS
The Funds may engage in portfolio hedging with respect to changes in currency exchange rates by entering into forward foreign currency contracts to purchase or sell currencies. Forward foreign currency contracts are also used to achieve currency allocation strategies. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Risks associated with such contracts include movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. The unrealized gain, if any, represents the credit risk to each Fund on a forward foreign currency contract. Fluctuations in the value of forward foreign currency contracts are recorded daily as net unrealized gains or losses. The Funds realize a gain or loss upon settlement of the contracts. The statement of operations reflects net realized and net unrealized gains and losses on these contracts. The counterparty to all forward foreign currency contracts at and for the six months ended December 31, 1998, was the Funds' custodian or an affiliate of the Funds' custodian.

5.       FUTURES CONTRACTS
The Funds may purchase or sell exchange-traded futures contracts, which are contracts that obligate the Funds to make or take delivery of a financial instrument or the cash value of a securities index at a specified future date at a specified price. The Funds enter into such contracts to hedge a portion of their portfolio. Risks of entering into futures contracts include the possibility that there may be an illiquid market or that a change in the value of the contract may not correlate with changes in the value of the underlying securities. Upon entering into a futures contract, the Funds are required to deposit either cash or securities (initial margin). Subsequent payments (variation margin) are made or received by the Funds, generally on a daily basis. The variation margin payments are equal to the daily changes in the contract value and are recorded as net unrealized gains or losses. The Funds recognize a realized gain or loss when the contract is closed or expires. The statement of operations reflects net realized and net unrealized gains and losses on these contracts.

6.       SECURITY LENDING
The Global Fund loaned securities to certain brokers, with the Fund's custodian acting as the Fund's lending agent. The Fund earned negotiated lenders' fees, which are included in interest income in the statement of operations. Securities loaned are recorded at the amount of cash collateral received. The Fund monitors the market value of securities loaned on a daily basis and initially requires collateral against the loaned securities in an amount at least equal to 102% of the value of domestic securities loaned and 105% of the value of non-U.S. securities loaned. The cash collateral received is invested in short-term investments. The value of loaned securities and related collateral outstanding at December 31, 1998 were as follows:
                                  Value of Loaned      Cash Collateral
                                     Securities            Received
                                  ----------------     ---------------
Global Fund                         $107,582,042         $111,993,032
                                    ============         ============

7.       DISTRIBUTION PLANS
The Trust has adopted distribution plans (the "Plans") pursuant to Rule 12b-1 under the Investment Company Act of 1940 as amended for the Brinson Class N and the UBSInvestment Funds Class. Each Plan governs payments made for the expenses incurred in the promotion and distribution of the Brinson Class N and the UBSInvestment Funds Class. Annual fees under the Brinson Class N Plan shall not exceed 0.25% of the average daily net assets of the Brinson Class N of the Global Fund, Global Equity Fund and Global Bond Fund. Annual fees under the UBSInvestment Funds Plan, which include a 0.25% service fee, total 0.65%, 0.76% and 0.49% of the average daily net assets of the UBSInvestment Funds Class of the Global Fund, Global Equity Fund and Global Bond Fund, respectively.

8.       LINE OF CREDIT
The Trust has entered into an agreement with Chase Manhattan Bank to provide a 364-day $100 million committed line of credit to the Funds. Borrowings will be made for temporary purposes. Interest on amounts borrowed is calculated based on the Federal Funds Rate plus 0.50%. The Funds pay an annual commitment fee of 0.08% of the average daily unutilized amount of the line of credit. During the six months ended December 31, 1998 the Global Equity and Global Bond Funds had no borrowings under the agreement. During the six months ended December 31, 1998, the Global Fund had borrowings of $33,900,000, $62,000,000 and $47,400,000 outstanding for 1 day each under the agreement.

THE UBS INVESTMENT FUNDS -- NOTES TO FINANCIAL STATEMENTS


9. CAPITAL TRANSACTIONS
Capital stock transactions were as follows:

                                                       Global Fund
                                   --------------------------------------------------
                                     Six Months Ended                 Year
                                     December 31, 1998                Ended
                                        (Unaudited)               June 30, 1998
                                   ----------------------- --------------------------
                                     Shares      Value        Shares        Value
                                   ---------- ------------  -----------  ------------
Sales:
     Brinson Class I               13,259,375  $163,000,397  18,850,057   $244,898,004
     Brinson Class N                   26,870       342,468      90,370      1,177,290
     UBS Investment Funds Class       323,181     3,886,738     803,666     10,347,586
                                   ----------  ------------  ----------   ------------
       Total Sales                 13,609,426  $167,229,603  19,744,093   $256,422,880
                                   ==========  ============  ==========   ============

Dividend Reinvestment:
     Brinson Class I                3,653,840  $ 42,311,080   5,179,618   $ 62,332,662
     Brinson Class N                   11,968       138,346         769          9,625
     UBS Investment Funds Class       190,958     2,203,655     217,810      2,607,910
                                   ----------  ------------  ----------   ------------
       Total Dividend Reinvestment  3,856,766  $ 44,653,081   5,398,197   $ 64,950,197
                                   ==========  ============  ==========   ============

Redemptions:
     Brinson Class I               28,358,651  $352,033,813  16,402,396   $209,137,318
     Brinson Class N                      864        10,547          21            276
     UBS Investment Funds Class       590,874     7,271,133     641,736      8,247,175
                                   ----------  ------------  ----------   ------------
       Total Redemptions           28,950,389  $359,315,493  17,044,153   $217,384,769
                                   ==========  ============  ==========   ============

                                                  Global Equity Fund
                                   --------------------------------------------------
                                     Six Months Ended                 Year
                                     December 31, 1998                Ended
                                        (Unaudited)               June 30, 1998
                                   ----------------------- --------------------------
                                     Shares      Value        Shares        Value
                                   ---------- ------------  -----------  ------------
Sales:
  Brinson Class I                    413,888   $ 5,114,516    1,466,054   $17,934,645
  Brinson Class N                     15,911       200,000           --            --
  UBS Investment Funds Class         173,268     2,091,451    1,779,376    22,282,095
                                  ----------  ------------  -----------  ------------
     Total Sales                     603,067   $ 7,405,967    3,245,430   $40,216,740
                                  ==========  ============  ===========  ============

Dividend Reinvestment:
  Brinson Class I                     44,491   $   532,553      126,859   $ 1,426,171
  Brinson Class N                        402         4,803            9            93
  UBS Investment Funds Class          64,233       768,875      442,472     4,952,413
                                  ----------  ------------  -----------  ------------
     Total Dividend Reinvestment     109,126   $ 1,306,231      569,340   $ 6,378,677
                                  ==========  ============  ===========  ============

Redemptions:
  Brinson Class I                    314,413   $ 3,767,887    3,546,702   $44,596,092
  Brinson Class N                         --            --           --            --
  UBS Investment Funds Class       1,063,913    12,724,864    2,339,080    28,946,495
                                  ----------  ------------  -----------  ------------
     Total Redemptions             1,378,326   $16,492,751    5,885,782   $73,542,587
                                  ==========  ============  ===========  ============

THE UBS INVESTMENT FUNDS -- NOTES TO FINANCIAL STATEMENTS

                                                    Global Bond Fund
                                   --------------------------------------------------
                                     Six Months Ended                 Year
                                     December 31, 1998                Ended
                                        (Unaudited)               June 30, 1998
                                   ----------------------- --------------------------
                                     Shares      Value        Shares        Value
                                   ---------- ------------  -----------  ------------
Sales:
  Brinson Class I                  3,975,826   $39,062,948   4,561,105    $43,233,367
  Brinson Class N                      9,292        93,297         860          8,169
  UBS Investment Funds Class         221,978     2,181,614     293,533      2,793,303
                                  ----------  ------------  -----------  ------------
     Total Sales                   4,207,096   $41,337,859   4,855,498    $46,034,839
                                  ==========  ============  ===========  ============


Dividend Reinvestment:
  Brinson Class I                    376,007   $ 3,681,105     220,347    $ 2,058,040
  Brinson Class N                        462         4,510          12            115
  UBS Investment Funds Class          16,324       159,652      18,525        172,576
                                  ----------  ------------  -----------  ------------
     Total Dividend Reinvestment     392,793   $ 3,845,267     238,884    $ 2,230,731
                                  ==========  ============  ===========  ============

Redemptions:
  Brinson Class I                  1,983,791   $19,658,928     699,882    $ 6,667,104
  Brinson Class N                         26           251          22            210
  UBS Investment Funds Class         263,784     2,547,159     273,680      2,599,273
                                  ----------  ------------  -----------  ------------
     Total Redemptions             2,247,601   $22,206,338     973,584    $ 9,266,587
                                  ==========  ============  ===========  ============

                                Distributed by:
                            Funds Distributor, Inc.
                                60 State Street
                                Boston, MA 02109

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective Prospectus which includes details regarding the Funds' objectives, policies, expenses and other information.

                            [UBS LOGO APPEARS HERE]

     P.O. Box 2798, Boston, Massachusetts 02208-9915 - Tel: (800) 794-7753

                           -------------------------
                               The Brinson Funds










                              Brinson Global Fund
                           Brinson Global Equity Fund
                            Brinson Global Bond Fund

                               Semi-Annual Report

                               December 31, 1998









                         Institutional Asset Management
                         ------------------------------

Trustees and Officers

[BRINSON LOGO APPEARS HERE]


Trustees

Walter E. Auch

Frank K. Reilly, CFA

Edward M. Roob


Officers

Frank K. Reilly, CFA          Debra L. Nichols
Chairman of the Board         Vice President

E. Thomas McFarlan            Carolyn M. Burke, CPA
President                     Secretary and Treasurer

Thomas J. Digenan, CFA, CPA   David E. Floyd
Vice President                Assistant Secretary

The Funds' Advisor -- Brinson Partners, Inc.

[BRINSON LOGO APPEARS HERE]

The UBS Brinson Division is the institutional asset management division of UBS AG. UBS Brinson is the name used outside North America while Brinson Partners continues as the primary name within North America. The UBS Brinson Division manages over USD 390 billion of institutional assets, including over USD 265 billion of discretionary institutional assets on an active basis and mutual fund assets for UBS Private Banking which total over USD 125 billion. In addition, UBS Brinson acts as the investment advisor to UBS Private Banking. UBS Brinson manages investment portfolios for corporations, public funds, endowments, foundations, central banks and other investors located throughout the world. The UBS Brinson Division employs over 1,500 people in offices in Chicago, Bahrain, Basel, Frankfurt, Geneva, Hong Kong, London, Melbourne, New York, Paris, Rio de Janeiro, Singapore, Sydney, Tokyo and Zurich.

Investment performance for our clients is maximized within and across major asset classes through a comprehensive understanding of global investment markets and their interrelationships. Portfolio structure is tailored to specific client objectives and focused upon both risk and return considerations in the context of full investment cycles. Our investment decisions are based on fundamental research, internally developed valuation systems and seasoned judgment. Our independent team approach allows for rapid responses to market changes, while providing each client with the benefit of our best talent.

Table of Contents

Shareholder Letter                                           4

Global Economic and Market Highlights                        5

Global Fund                                                  6
     Schedule of Investments                                11
     Financial Statements                                   19
     Financial Highlights                                   23

Global Equity Fund                                          26
     Schedule of Investments                                31
     Financial Statements                                   36
     Financial Highlights                                   39

Global Bond Fund                                            42
     Schedule of Investments                                46
     Financial Statements                                   50
     Financial Highlights                                   53

The Brinson Funds--Notes to Financial Statements            56

Shareholder Letter

[BRINSON LOGO APPEARS HERE]

February 20, 1999

Dear Shareholder:

We are very pleased to present the Semi-Annual Report for The Brinson Funds for the six months ended December 31, 1998. Within this Report, we'll focus on current global economic outlook as well as our current strategies and performance updates for our three Global Funds: Global Fund, Global Equity Fund and Global Bond Fund.

Since our last report to you, Union Bank of Switzerland and Swiss Bank Corporation merged to become UBS AG, one of the world's major financial institutions. In connection with this merger, the former SBC Brinson / Brinson Partners, Inc.'s activities of Swiss Bank Corporation were combined with the worldwide UBS asset management operations into the UBS Brinson Division of UBS AG. During this process, the UBS Private Investor Funds merged into the Brinson Fund family on December 18, 1998. This merger created the following three new Brinson Funds; the U.S. Large Capitalization Growth Fund, the U.S. Small Capitalization Growth Fund and the High Yield Fund.

The UBS Brinson Division manages over USD 390 billion of institutional assets, including USD 265 billion of discretionary institutional assets on an active basis and mutual fund assets for the UBS Private Banking Division and The Brinson Funds which total over USD 125 billion. The Advisor of The Brinson Funds, Brinson Partners, Inc., also manages investment portfolios for corporations, public funds, endowments, foundations, central banks and other investors located throughout the world.

The Global Fund, the Global Equity Fund and the Global Bond Fund are all actively managed funds that provide integrated asset management across and within security markets. The investment process is strategic in nature and is driven by deviations of market price from fundamental value. This philosophy offers the greatest potential for achieving enhanced, long-term returns while controlling risk.

Each of our Funds employ the same value-oriented investment philosophy applied across the global spectrum. Each Fund also uses the resources of our entire worldwide research team. All of our analysts apply the same value philosophy to their work. Investment performance for our clients is maximized within and across major asset classes through a comprehensive understanding of global investment markets and their interrelationships. Portfolio structure is tailored to specific objectives and focused upon both risk and return considerations in the context of full investment cycles.

Our investment decisions are based on fundamental research, internally developed valuation systems and seasoned judgement. Our independent team approach allows for rapid responses to market changes, while providing each client with the benefit of our talent. The Reports that follow highlight the investment characteristics and the performance of the respective Funds.

We very much appreciate your continued trust and the confidence you have placed in The Brinson Funds.

Sincerely,


/s/ Gary P. Brinson

Gary P. Brinson
President and Chief Investment Officer
Brinson Partners, Inc.

Global Economic and Market Highlights

Japan and most of Asia continue to be mired in severe downturns. The Japanese economy is particularly troubled, as the one bright spot in the economy, the export sector, has started to weaken in response to a dramatic strengthening of the yen. Bond yields have risen sharply as the government's deficit financing has pushed the gross debt to GDP ratio among the highest of the developed countries.

The single European currency enjoyed a successful launch on January 1st. Monetary policy for the eleven participating nations is now being administered by the European Central Bank. Cash rates and bond yields have converged, except for small spreads due to credit and liquidity differences. Although the euro's success in the near term is not in doubt, some longer-term concerns remain. Economic convergence of the EMU economies is not complete, and the economic environment appears to be softening. This creates an element of political risk for the ECB and the new currency.

Inflation remains in check throughout the developed world and in many of the emerging markets. Weakness in Asia and overcapacity in basic industries have combined to push down commodity prices, particularly oil and related energy prices. Consumer price inflation is essentially zero in Japan, less than 1% in most of Europe, and under 2% in the U.S. The voices predicting global deflation seem to have largely disappeared however, after the Federal Reserve's series of rate cuts to provide liquidity during the market downturns in the fall.

Global Environment

                                                      6 months 1 year   3 years  5 years  8/31/92*
Major Markets                                          ended    ended    ended    ended      to
Total Return in U.S. Dollars                          12/31/98 12/31/98 12/31/98 12/31/98 12/31/98
---------------------------------------------------------------------------------------------------
U.S. Equity                                             6.90%    23.43%   25.42%   21.78%   20.38%
Global (ex-U.S.) Equities (currency unhedged)           2.72     18.67     9.06     9.27    11.05
Global (ex-U.S.) Equities (currency hedged)            -3.98     13.84    14.86    10.84    13.26
U.S. Bonds                                              4.57      8.72     7.29     7.30     7.56
Global (ex-U.S.) Bonds (currency unhedged)             15.38     17.79     5.49     8.26     7.86
Global (ex-U.S.) Bonds (currency hedged)                5.79     11.54    11.48     9.42    10.26
U.S. Cash Equivalents                                   2.12      4.55     4.79     4.72     4.32
---------------------------------------------------------------------------------------------------

                                                      6 months 1 year   3 years  5 years  8/31/92*
Major Currencies                                       ended    ended    ended    ended      to
Percent Change Relative to U.S. Dollars               12/31/98 12/31/98 12/31/98 12/31/98 12/31/98
---------------------------------------------------------------------------------------------------
Yen                                                    23.04%    15.27%   -2.94%   -0.21%    1.41%
Pound                                                  -0.28      1.12     2.33     2.38    -2.73
Deutschemark                                            8.37      7.95    -4.93     0.84    -2.63
Canadian Dollar                                        -4.26     -6.83    -3.88    -2.93    -3.87
---------------------------------------------------------------------------------------------------

* Inception date of the Brinson Global Fund Class I

All total returns in excess of 1 year are average annualized returns.

Global Fund

[BRINSON LOGO APPEARS HERE]

The Global Fund is diversified across the equity and fixed income markets of the U.S. and a broad range of other countries. The Fund is actively managed within an asset allocation framework, involving value-based market, currency, and individual security selection. Our senior asset allocation, equity and fixed income professionals form the investment team for the Fund, supported by a globally integrated market analysis system. Security selection with each market is based on the fundamental research of our analytical teams in our offices worldwide.

Since its inception on August 31, 1992, the Brinson Global Fund Class I has provided an annualized return of 10.83%. This is compared to the 13.64% return of the Global Securities Markets Mutual Fund Index. The Fund's performance over this period was achieved with an annualized volatility of 6.54%, well below the benchmark volatility of 8.52%. The Fund's 1998 return of 8.32% fell short of the benchmark return of 16.45%. Security selection in the U.S. equity and bond markets had a negative impact on added value, while security selection in Japanese equities contributed positively. The underweight in developed equity markets and the corresponding bond overweight detracted substantially, as riskier assets, with the exception of the emerging markets tended to perform better during the year.

The bond and equity markets of European nations participating in the new single currency performed well. Yields on the previously high yielding peripheral bond markets fell to historically low levels toward the end of the year. The worst-performing equity markets were generally found in Asia, with emerging markets leading the bond market underperformers. The effects of the crisis in emerging markets spilled over into the developed equity and credit markets in September, although equities had rebounded by year-end. Japan's bond market suffered severely toward year-end, joining its equity market which continued to be adversely affected by the country's economic woes and a strengthening yen.

Because of the renewed yen overvaluation, the Fund remains underweight. Sterling is likewise held at a below-benchmark allocation. Overweight currencies include the Canadian dollar and the Australian dollar. Asset class allocations remain heavily biased toward bonds and underweight developed equities. Valuations and risk considerations do not support normal equity allocations.

Global Fund

[BRINSON LOGO APPEARS HERE]

Total Return

                                   6 months 1 year    3 years  5 years  8/31/92*
                                    ended    ended     ended    ended      to
                                   12/31/98 12/31/98  12/31/98 12/31/98 12/31/98
---------------------------------------------------------------------------------
Brinson Global Fund Class I          1.99%    8.32%    11.11%   10.81%   10.83%
---------------------------------------------------------------------------------
GSMI Mutual Fund Index**             5.71    16.45     14.42    13.76    13.64
---------------------------------------------------------------------------------
MSCI World Equity (Free) Index       6.72     24.62    18.06    16.06    16.02
---------------------------------------------------------------------------------
Salomon World Govt. Bond Index      12.17     15.29     6.20     7.85     7.78
---------------------------------------------------------------------------------

*  Inception date of the Brinson Global Fund Class I.

** An un-managed index compiled by the Advisor, constructed as follows: 40%
   Wilshire 5000 Index; 22% MSCI World ex USA (Free) Index; 21% Salomon Smith Barney BIG Bond Index; 9% Salomon Non-U.S. Government Bond Index (unhedged); 2% JP Morgan EMBI+; 3% IFC Investable Index; and 3% Merrill Lynch High Yield Master Index.

Total return includes reinvestment of all capital gain and income distributions. All total returns in excess of 1 year are average annualized returns.

Illustration of an Assumed Investment of $1,000,000

This chart shows the growth in the value of an investment in the Brinson Global Fund Class I, the GSMI Mutual Fund Index, the MSCI World Equity (Free) Index and the Salomon World Govt. Bond Index if you had invested $1,000,000 on August 31, 1992, and had reinvested all your income dividends and capital gain distributions through December 31, 1998. No adjustment has been made for any income taxes payable by shareholders on income dividends and capital gain distributions. Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.

Brinson Global Fund Class I vs. GSMI Mutual Fund Index,
MSCI World Equity (Free) Index and Salomon World Govt. Bond Index
Wealth Value with Dividends Reinvested

                              [CHART APPEARS HERE]

               GSMI Mutual    Brinson Global     MSCI World      Salomon World
               Fund Index      Fund Class I     (Free) Index   Gov't Bond Index
              ------------    --------------   -------------   ----------------
 8/31/92       $1,000,000       $1,000,000       $1,000,000        $1,000,000
 9/30/92       $1,005,314       $1,013,000         $991,423        $1,010,000
10/31/92         $997,514       $1,007,000         $964,679          $982,528
11/30/92       $1,017,428       $1,022,000         $981,884          $966,906
12/31/92       $1,030,790       $1,032,925         $990,218          $972,746
 1/31/93       $1,042,387       $1,048,115         $993,554          $989,769
 2/28/93       $1,055,458       $1,068,369       $1,017,111        $1,009,267
 3/31/93       $1,087,329       $1,081,142       $1,075,990        $1,024,810
 4/30/93       $1,093,919       $1,086,223       $1,125,787        $1,046,434
 5/31/93       $1,116,872       $1,097,400       $1,151,607        $1,056,898
 6/30/93       $1,119,316       $1,107,567       $1,141,994        $1,054,636
 7/31/93       $1,127,126       $1,110,624       $1,165,369        $1,057,589
 8/31/93       $1,166,328       $1,134,059       $1,219,770        $1,089,423
 9/30/93       $1,165,278       $1,134,084       $1,197,452        $1,102,387
10/31/93       $1,182,155       $1,143,329       $1,230,667        $1,100,513
11/30/93       $1,153,045       $1,131,002       $1,160,612        $1,092,699
12/31/93       $1,179,801       $1,148,054       $1,216,971        $1,101,932
 1/31/94       $1,218,762       $1,173,590       $1,297,252        $1,110,748
 2/28/94       $1,200,386       $1,152,310       $1,280,212        $1,103,528
 3/31/94       $1,159,904       $1,118,262       $1,225,058        $1,101,983
 4/30/94       $1,172,614       $1,122,518       $1,263,624        $1,103,195
 5/31/94       $1,176,336       $1,124,646       $1,267,367        $1,093,487
 6/30/94       $1,164,819       $1,116,140       $1,263,654        $1,109,233
 7/31/94       $1,189,041       $1,132,192       $1,287,845        $1,118,107
 8/31/94       $1,220,386       $1,156,805       $1,326,765        $1,114,194
 9/30/94       $1,201,154       $1,139,683       $1,291,736        $1,122,216
10/31/94       $1,219,946       $1,137,543       $1,328,899        $1,140,171
11/30/94       $1,185,232       $1,122,561       $1,271,624        $1,124,437
12/31/94       $1,196,582       $1,126,372       $1,283,697        $1,127,585
 1/31/95       $1,208,708       $1,139,482       $1,264,853        $1,151,265
 2/28/95       $1,241,252       $1,167,887       $1,283,629        $1,180,737
 3/31/95       $1,281,224       $1,183,182       $1,345,557        $1,250,873
 4/30/95       $1,311,158       $1,206,125       $1,392,627        $1,274,014
 5/31/95       $1,344,050       $1,244,362       $1,405,194        $1,309,941
 6/30/95       $1,364,548       $1,256,423       $1,404,730        $1,317,670
 7/31/95       $1,407,051       $1,284,098       $1,475,061        $1,320,832
 8/31/95       $1,402,131       $1,300,703       $1,442,139        $1,275,396
 9/30/95       $1,439,648       $1,322,842       $1,484,738        $1,303,837
10/31/95       $1,430,595       $1,332,805       $1,461,673        $1,313,485
11/30/95       $1,473,410       $1,371,549       $1,512,618        $1,328,328
12/31/95       $1,500,615       $1,398,239       $1,557,008        $1,342,275
 1/31/96       $1,525,115       $1,424,264       $1,586,118        $1,325,765
 2/29/96       $1,529,469       $1,418,349       $1,595,765        $1,319,004
 3/31/96       $1,542,531       $1,428,996       $1,622,258        $1,317,157
 4/30/96       $1,569,098       $1,447,923       $1,660,371        $1,311,889
 5/31/96       $1,580,746       $1,452,655       $1,661,700        $1,312,151
 6/30/96       $1,583,964       $1,462,269       $1,670,556        $1,322,517
 7/31/96       $1,542,337       $1,440,730       $1,611,517        $1,347,900
 8/31/96       $1,567,235       $1,463,465       $1,630,575        $1,353,166
 9/30/96       $1,618,828       $1,511,330       $1,694,511        $1,358,714
10/31/96       $1,634,998       $1,536,459       $1,706,176        $1,384,122
11/30/96       $1,703,760       $1,596,290       $1,802,360        $1,402,393
12/31/96       $1,688,579       $1,595,424       $1,773,715        $1,391,033
 1/31/97       $1,713,300       $1,615,268       $1,795,458        $1,353,893
 2/28/97       $1,721,365       $1,629,820       $1,815,922        $1,343,738
 3/31/97       $1,683,518       $1,604,685       $1,779,579        $1,333,526
 4/30/97       $1,717,598       $1,621,882       $1,837,956        $1,321,791
 5/31/97       $1,804,433       $1,689,351       $1,951,687        $1,357,744
 6/30/97       $1,869,036       $1,736,975       $2,048,777        $1,373,901
 7/31/97       $1,943,405       $1,792,537       $2,143,340        $1,363,184
 8/31/97       $1,872,161       $1,746,236       $1,998,281        $1,362,366
 9/30/97       $1,953,277       $1,800,475       $2,106,924        $1,391,385
10/31/97       $1,890,285       $1,747,558       $1,996,326        $1,420,326
11/30/97       $1,907,153       $1,751,527       $2,031,241        $1,398,595
12/31/97       $1,930,073       $1,770,868       $2,056,062        $1,394,399
 1/31/98       $1,956,072       $1,791,307       $2,113,744        $1,407,925
 2/28/98       $2,050,747       $1,857,002       $2,256,714        $1,419,329
 3/31/98       $2,108,872       $1,899,340       $2,351,694        $1,405,277
 4/30/98       $2,129,617       $1,902,260       $2,374,688        $1,427,762
 5/31/98       $2,099,572       $1,892,040       $2,345,875        $1,431,046
 6/30/98       $2,126,234       $1,880,791       $2,400,742        $1,433,192
 7/31/98       $2,115,137       $1,876,373       $2,397,120        $1,435,055
 8/31/98       $1,901,138       $1,726,145       $2,077,601        $1,474,089
 9/30/98       $1,966,845       $1,780,639       $2,114,573        $1,552,510
10/31/98       $2,084,211       $1,845,443       $2,306,041        $1,598,465
11/30/98       $2,169,407       $1,896,992       $2,443,383        $1,575,926
12/31/98       $2,247,617       $1,918,264       $2,562,162        $1,607,603

Fund returns are net of all fees and costs, while the Index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing.

Global Fund

Total Return

                                   6 months 1 year     6/30/97*
                                    ended    ended        to
                                   12/31/98 12/31/98   12/31/98
---------------------------------------------------------------
Brinson Global Fund Class N         1.88%     8.00%     6.49%
---------------------------------------------------------------
GSMI Mutual Fund Index**            5.71     16.45     13.08
---------------------------------------------------------------
MSCI World Equity (Free) Index      6.72     24.62     16.08
---------------------------------------------------------------
Salomon World Gov't. Bond Index    12.17     15.29     11.04
---------------------------------------------------------------

*   Inception date of the Brinson Global Fund Class N.
** An un-managed index compiled by the Advisor, constructed as follows: 40% Wilshire 5000 Index; 22% MSCI World ex USA (Free) Index; 21% Salomon Smith Barney BIG Bond Index; 9% Salomon Non-U.S. Government Bond Index (unhedged); 2% JP Morgan EMBI+; 3% IFC Investable Index; and 3% Merrill Lynch High Yield Master Index.

Total return includes reinvestment of all capital gain and income distributions. All total returns in excess of 1 year are average annualized returns.

Illustration of an Assumed Investment of $1,000,000

This chart shows the growth in the value of an investment in the Brinson Global Fund Class N, the GSMI Mutual Fund Index, the MSCI World Equity (Free) Index and the Salomon World Gov't. Bond Index if you had invested $1,000,000 on June 30, 1997, and had reinvested all your income dividends and capital gain distributions through December 31, 1998. No adjustment has been made for any income taxes payable by shareholders on income dividends and capital gain distributions. Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.


Brinson Global Fund Class N vs. GSMI Mutual Fund Index,
MSCI World Equity (Free) Index and Salomon World Gov't. Bond Index Wealth Value with Dividends Reinvested

                              [CHART APPEARS HERE]

                                                  MSCI
            Brinson Global     GSMI Mutual    World Equity    Salomon World
             Fund Class N      Fund Index     (Free) Index   Gov't Bond Index
            --------------     -----------   -------------   ----------------
 6/30/97       $1,000,000       $1,000,000     $1,000,000        $1,000,000
 7/31/97       $1,032,226       $1,039,790     $1,046,155          $992,200
 8/31/97       $1,003,808       $1,001,672       $975,353          $991,605
 9/30/97       $1,035,796       $1,045,072     $1,028,381        $1,012,726
10/31/97       $1,004,570       $1,011,369       $974,399        $1,033,791
11/30/97       $1,006,093       $1,020,394       $991,441        $1,017,974
12/31/97       $1,017,857       $1,020,394     $1,003,556        $1,014,920
 1/31/98       $1,028,766       $1,046,567     $1,031,710        $1,024,764
 2/28/98       $1,066,526       $1,097,222     $1,101,493        $1,033,065
 3/31/98       $1,090,861       $1,128,321     $1,147,852        $1,022,838
 4/30/98       $1,091,700       $1,139,420     $1,159,076        $1,039,203
 5/31/98       $1,085,826       $1,123,345     $1,145,012        $1,041,593
 6/30/98       $1,079,019       $1,137,610     $1,171,793        $1,043,156
 7/31/98       $1,076,480       $1,131,673     $1,170,024        $1,044,512
 8/31/98         $990,159       $1,017,176     $1,014,069        $1,072,922
 9/30/98       $1,021,471       $1,052,331     $1,032,115        $1,130,002
10/31/98       $1,057,862       $1,115,127     $1,125,569        $1,163,450
11/30/98       $1,086,636       $1,160,709     $1,192,605        $1,147,045
12/31/98       $1,099,252       $1,202,555     $1,250,581        $1,170,101



Fund returns are net of all fees and costs, while the Index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing.

Global Fund

Asset Allocation
As of December 31, 1998 (Unaudited)
                           Current
                           Benchmark      Strategy
-------------------------------------------------------
U.S. Equities                 40.0%         22.0%
Global (ex-U.S.) Equities     22.0          18.0
Emerging Markets Equities      3.0           3.0
Dollar Bonds                  21.0          33.0
High Yield Bonds               3.0           3.0
Global (ex-U.S.) Bonds         9.0          16.0
Emerging Markets Debt          2.0           5.0
Cash Equivalents               0.0           0.0
-------------------------------------------------------
                             100.0%        100.0%


Top Ten U.S. Equity Holdings
As of December 31, 1998 (Unaudited)
                                          Percent of
                                          Net Assets
-------------------------------------------------------
 1. Xerox Corp.                              1.79%
 2. FDX Corp.                                1.25
 3. Burlington Northern Santa Fe Corp.       1.24
 4. Lockheed Martin Corp.                    1.09
 5. Philip Morris Companies, Inc.            1.03
 6. Baxter International, Inc.               0.77
 7. Kimberly Clark Corp.                     0.75
 8. Entergy Corp                             0.71
 9. Aetna, Inc.                              0.70
10. CIGNA Corp.                              0.69
-------------------------------------------------------

Currency Allocation
As of December 31, 1998 (Unaudited)
                                 Current
                      Benchmark  Strategy
-------------------------------------------------------
U.S.                     66.0%    62.4%
Japan                     7.0      1.0
U.K.                      5.3      1.3
Continental Europe       16.3     20.3
Canada                    1.2      5.2
Emerging Markets          3.0      3.0
Other                     1.2      6.8
-------------------------------------------------------
                        100.0%   100.0%


Top Ten Global (ex-U.S.) Equity Holdings
As of December 31, 1998 (Unaudited)
                                   Percent of
                                    Net Assets
-------------------------------------------------------
 1. Novartis AG (Reg.)                  0.46%
 2. Telecom Corp of New Zealand, Ltd.   0.40
 3. Royal Dutch Petroleum Co.           0.37
 4. Nokia Oyj- A Shares                 0.35
 5. Nestle S.A. (Reg.)                  0.35
 6. Allianz A.G.                        0.34
 7. Lloyds TSB Group PLC                0.34
 8. Bayer AG                            0.33
 9. Glaxo Wellcome PLC                  0.31
10. ING Groep NV                        0.30
-------------------------------------------------------

Global Fund

Industry Diversification

As a Percent of Net Assets
As of December 31, 1998 (Unaudited)
-----------------------------------------------------------------------------
U.S. Equities
Energy                              0.36%
Capital Investment
         Capital Goods              3.22
         Technology                 3.22
                                 -------
                                    6.44
                                 -------
Basic Industries
         Chemicals                  0.93
         Housing/Paper              2.67
         Metals                     0.15
                                 -------
                                    3.75
                                 -------
Consumer
         Non-Durables               2.62
         Retail/Apparel             1.32
         Autos/Durables             1.10
         Health: Drugs              1.09
         Health: Non-Drugs          1.67
                                 -------
                                    7.80
                                 -------
Financial
         Banks                      2.67
         Non-Banks                  2.07
                                 -------
                                    4.74
                                 -------
Utilities
         Electric                   1.70
         Telephone                  0.81
                                 -------
                                    2.51
                                 -------

Transportation                      1.73
Services/Misc                       2.26
Post Venture                        1.18
                                 -------
           Total U.S. Equities     30.77*
                                 -------

GLOBAL (EX-U.S.) EQUITIES
Aerospace & Military                0.10
Airlines                            0.06
Appliances & Household              0.23
Autos/Durables                      0.43
Banking                             2.07
Beverages & Tobacco                 0.58
Broadcasting & Publishing           0.57
Building Materials                  0.27
Business & Public Service           0.65
Chemicals                           0.69
Construction                        0.03
Consumer                            0.14
Data Processing                     0.06
Electric Components                 0.28
Electronics                         0.95
Energy                              1.39
Financial Services                  0.62
Food & House Products               0.60
Forest Products                     0.25
Health: Drugs                       0.68
Health: Non-Drugs                   1.07
Housing/Paper                       0.04
Industrial Components               0.21
Insurance                           1.47%
Leisure & Tourism                   0.09
Machinery & Engineering             0.03
Merchandising                       0.75
Metals--Steel                       0.18
Multi-Industry                      0.67
Non-Ferrous Metals                  0.19
Real Estate                         0.06
Recreation                          0.05
Retail & Apparel                    0.08
Telecommunications                  2.03
Textiles & Apparel                  0.02
Transportation                      0.04
Utilities                           0.71
Wholesale & International Trade     0.01
                                 -------
           Total global
           (ex-U.S.) Equities      18.35
                                 -------

EMERGING MARKETS EQUITIES           3.01
                                 -------
TOTAL EQUITIES                     52.13
                                 -------

U.S. BONDS
Corporate Bonds
         Airlines                   0.03
         Auto/Durables              0.16
         Banks                      0.62
         Broadcasting & Public
          Service                   0.21
         CMO                        2.80
         Financial Services         1.26
         Industrial Components      1.45
         Telecommunications         0.02
         Transportation             0.30
                                 -------
                                    6.85
                                 -------

U.S. Government Agencies            4.17
U.S. Government Obligations         8.75
International Dollar Bonds          2.01
                                 -------
           Total U.S. Bonds        21.78*
                                 -------

High Yield Bonds                    3.01
                                 -------

global (ex-U.S.) Bonds
         Foreign Government Bonds  15.19
                                 -------

Emerging Markets Debt               5.47
                                 -------
Short Term Investments             23.31*
                                 -------
           Total Investments      120.89
Liabilities, Less Cash and
         other Assets             (20.89)
                                 -------
           NET ASSETS             100.00%
                                 =======

* The Fund held a long position in U.S. Treasury futures on December 31, 1998 which increased U.S. Bond exposure from 21.78% to 31.12%.
The Fund held a short position in stock index futures on December 31, 1998 which reduced U.S. Equity exposure from 30.77% to 20.84%.
These adjustments result in a net increase in the Fund's exposure to Short-Term Investments from 23.31% to 23.90%.

Global Fund -- Schedule of Investments

December 31, 1998 (Unaudited)
-----------------------------------------------------------------------------

                                                  Shares         Value
                                              ------------  ---------------
Equities -- 52.13%
U.S. Equities -- 30.77%
Advanced Micro Devices, Inc. (b)                  70,500      $  2,040,094
Aetna, Inc.                                       45,300         3,561,712
Allergan, Inc.                                    17,800         1,152,550
Alza Corp. (b)                                    37,500         1,959,375
American Standard Companies, Inc. (b)             36,200         1,300,937
Aon Corp.                                         63,398         3,510,664
Automatic Data Processing, Inc.                   28,600         2,293,362
BankBoston Corp.                                  20,400           794,325
Baxter International, Inc.                        61,400         3,948,787
Beckman Coulter Inc.                              16,300           884,275
Bestfoods                                         17,900           953,175
Biogen, Inc. (b)                                   8,500           705,500
Birmingham Steel Corp.                            12,000            50,250
Brinson Post-Venture Fund (b)                    317,715         6,015,904
Burlington Northern Santa Fe Corp.               187,900         6,341,625
Centaur Funding Corp., 144A                        1,430           262,586
Centaur Funding Corp., 144A                          750           784,219
Champion Enterprises, Inc. (b)                    11,700           320,288
Champion International Corp.                      18,800           761,400
Chase Manhattan Corp.                             32,100         2,184,806
CIGNA Corp.                                       45,600         3,525,450
Circuit City Stores-Circuit City Group            50,800         2,536,825
CMS Energy Corp.                                  48,400         2,344,375
Comerica, Inc.                                    15,500         1,056,906
CommScope, Inc. (b)                               26,333           442,724
Comverse Technology, Inc. (b)                     17,160         1,218,360
Consolidated Stores Corp. (b)                     49,400           997,263
Corning, Inc.                                     73,600         3,312,000
Covance, Inc. (b)                                 18,872           549,647
Crown Cork & Seal Co., Inc.                       17,800           548,463
Cummins Engine Co., Inc.                           4,200           149,100
Dial Corp.                                        19,400           560,175
Eastman Chemical Co.                              20,700           926,325
Electronic Data Systems Corp.                     66,100         3,321,525
EMC Corp. (b)                                     22,100         1,878,500
Entergy Corp.                                    116,400         3,622,950
FDX Corp. (b)                                     71,900         6,399,100
First American Corp. of Tennessee                  9,800           434,875
First Data Corp.                                  90,830         2,878,176
First Security Corp.                              18,575           434,191
Fleet Financial Group, Inc.                       49,200         2,198,625
Fleetwood Enterprises, Inc.                        8,100           281,475
Food Lion Inc., Class A                           85,500           908,438
Fort James Corp.                                  64,500         2,580,000
General Instrument Corp. (b)                      85,600         2,905,050
General Semiconductor, Inc. (b)                   19,850           162,522
Genzyme Corp. (b)                                 15,100           751,225
Genzyme-Molecular Oncology (b)                     1,594             5,179
Geon Co.                                          10,400           239,200
Goodyear Tire & Rubber Co.                        47,900         2,415,956
Great Lakes Chemical Corp.                        12,000           480,000
GreenPoint Financial Corp.                        21,200           744,650
Harnischfeger Industries, Inc.                    26,100           265,894
HCR Manor Care, Inc. (b)                          19,198           563,941
Hibernia Corp., Class A                           20,800           361,400
Household International Inc.                      36,700         1,454,237
IMC Global Inc.                                   57,500         1,229,062
Johnson Controls Inc.                             17,800         1,050,200

                                                  Shares         Value
                                              ------------  ---------------
Kimberly Clark Corp.                              70,300      $  3,831,350
Lafarge Corp.                                     15,300           619,650
Lear Corp. (b)                                    44,400         1,709,400
Lockheed Martin Corp.                             65,823         5,578,499
Lyondell Petrochemical Co.                        54,000           972,000
Martin Marietta Materials, Inc.                   10,984           683,068
Masco Corp.                                       87,500         2,515,625
Nabisco Holdings Corp., Class A                   38,200         1,585,300
National Service Industries, Inc.                 11,900           452,200
Nextel Communications, Inc., Class A (b)          52,400         1,237,950
Norfolk Southern Corp.                            79,400         2,515,987
Peco Energy Co.                                   64,600         2,688,975
Pentair, Inc.                                     19,796           788,128
Philip Morris Companies, Inc.                     98,100         5,248,350
Praxair, Inc.                                     34,800         1,226,700
Raytheon Co., Class B                             63,200         3,365,400
Regions Financial Corp.                            9,600           387,000
Schering Plough Corp.                             34,700         1,917,175
Sears, Roebuck and Co.                            53,900         2,290,750
Southdown, Inc.                                   21,336         1,262,824
St. Jude Medical, Inc. (b)                        35,300           977,369
Timken Co.                                         6,600           124,575
TRW, Inc.                                          7,900           443,881
Tyson Foods, Inc., Class A                        69,798         1,483,207
Ultramar Diamond Shamrock Corp.                   38,702           938,524
Unocal Corp.                                      25,600           747,200
US Bancorp                                        48,180         1,710,390
USG Corp.                                          8,600           438,063
Vencor, Inc. (b)                                  39,700           178,650
Ventas, Inc.                                      39,800           485,063
Viad Corp.                                        36,900         1,120,838
Wells Fargo and Co.                               48,200         1,924,987
Witco Corp.                                        6,500           103,594
Xerox Corp.                                       77,600         9,156,800
York International Corp.                          23,400           955,013
                                                             -------------
Total U.S. Equities                                            157,224,303
                                                             -------------

Global (ex-U.S.) Equities -- 18.35%
Australia -- 1.00%
Amcor Ltd.                                        25,920           110,866
Brambles Industries Ltd.                          14,770           360,131
Broken Hill Proprietary Co., Ltd.                 59,710           440,209
CSR Ltd.                                          79,870           195,479
David Jones Ltd.                                 103,330           114,088
Lend Lease Corp., Ltd.                            21,132           285,172
National Australia Bank Ltd.                      45,027           679,440
News Corp. Ltd.                                   64,089           423,785
News Corp. Ltd., Preferred                        28,536           173,814
Orica Ltd.                                        18,550            96,604
Pacific Dunlop Ltd.                               69,610           112,725
Qantas Airways Ltd.                               85,237           174,107
QBE Insurance Group Ltd.                          42,683           176,727
Rio Tinto Ltd.                                    14,645           173,870
Santos Ltd.                                       55,490           149,084
Telstra Corp., Ltd. (b)                          149,700           700,631
Westpac Banking Corp., Ltd.                       78,128           523,326
WMC Ltd.                                          37,340           112,689
Woolworth's Ltd.                                  25,860            88,132
                                                             -------------
                                                                 5,090,879
                                                             -------------

Global Fund -- Schedule of Investments

December 31, 1998 (Unaudited)
-----------------------------------------------------------------------------
                                                  Shares         Value
                                              ------------  ---------------
Belgium -- 0.62%
Delhaize-Le Lion S.A.                                480     $      42,476
Electrabel S.A.                                    2,650         1,164,791
Fortis AG                                            186                11
Fortis AG Strip (b)                                3,913         1,418,092
KBC Bancassurance (Rights) (b)                     8,790                 0
KBC Bancassurance Holding Strip (b)                  220                13
Kredietbank NV                                     6,600           522,562
                                                             -------------
                                                                 3,147,945
                                                             -------------
Canada -- 0.38%
Agrium, Inc.                                       7,740            68,027
Alcan Aluminum Ltd.                                5,120           138,333
Bank of Montreal                                   3,020           121,311
Canadian National Railway Co.                      2,960           153,685
Canadian Pacific Ltd.                              9,073           169,528
Extendicare, Inc., Class A (b)                     6,960            39,422
Hudson's Bay Co.                                   6,810            85,790
Imasco, Ltd.                                       4,890           104,104
Imperial Oil Ltd.                                  9,110           145,606
Magna International, Inc., Class A                 1,260            78,258
Newbridge Networks Corp. (b)                       3,960           120,141
NOVA Corp.                                         6,004            78,177
Potash Corporation of Saskatchewan, Inc.           1,160            74,388
Royal Bank of Canada                               3,570           177,919
Seagram Co., Ltd.                                  1,650            62,573
Shaw Communications, Inc., Class B                 6,580           158,931
TransCanada Pipelines Ltd.                         9,090           132,858
Westcoast Energy, Inc.                             2,650            52,621
                                                             -------------
                                                                 1,961,672
                                                             -------------
Denmark -- 0.11%
Den Danske Bank Group                                390            52,392
Tele Danmark A/S                                   3,960           534,471
                                                             -------------
                                                                   586,863
                                                             -------------
Finland -- 0.55%
Merita Ltd., Class A                              70,330           447,254
Nokia Oyj-A Shares                                14,780         1,809,772
UPM-Kymmene Corp.                                 19,770           554,438
                                                             -------------
                                                                 2,811,464
                                                             -------------
France -- 2.11%
Air Liquide                                        3,495           641,290
Alcatel Alsthom                                    5,472           670,017
Axa                                                4,918           713,111
Banque Nationale de Paris                          6,639           546,931
Cie de Saint Gobain                                2,527           356,916
Dexia France                                       2,489           383,629
Elf Aquitaine S.A.                                 3,564           412,149
France Telecom S.A.                                7,100           564,319
Groupe Danone                                      1,500           429,630
Lagardere S.C.A.                                  15,800           671,745
Michelin, Class B                                  6,819           272,823
Paribas                                            3,565           309,964
Pinault-Printemps-Redoute S.A.                     1,740           332,663
Rhone-Poulenc, Class A                            10,304           530,491
SEITA                                             12,900           808,242
Societe Generale                                   2,735           443,087

                                                  Shares         Value
                                              ------------  ---------------
Suez Lyonnaise des Eaux S.A.                       3,801     $     781,130
Thomson CSF                                       11,460           492,356
Total S.A., Class B                                4,796           485,936
Vivendi                                            3,634           943,271
                                                             -------------
                                                                10,789,700
                                                             -------------
Germany -- 2.26%
Allianz AG                                         4,654         1,732,397
Bayer AG                                          39,930         1,676,935
DaimlerChrysler AG (b)                            10,356         1,029,052
DaimlerChrysler AG (b)                             2,300           228,533
Deutsche Bank AG                                   8,581           506,329
Deutsche Telekom AG                               24,060           790,877
Dresdner Bank AG                                  11,120           466,004
Hoechst AG                                        12,630           522,459
Mannesmann AG (b)                                  9,280         1,073,919
SAP AG                                               920           397,695
Siemens AG                                        19,850         1,304,980
Veba AG                                           21,739         1,288,208
Volkswagen AG                                      6,870           556,001
                                                             -------------
                                                                11,573,389
                                                             -------------
Italy -- 0.87%
Assicurazioni Generali                            22,800           954,066
Danieli & Co. Savings (Risp)                      22,000            87,790
ENI Spa                                          160,000         1,047,945
ENI Spa ADR                                        3,070           207,992
La Rinascente Spa                                 56,740           584,797
Montedison Spa                                   351,700           468,168
San Paolo-imi, Spa                                28,511           504,882
Telecom Italia Mobile Spa                         83,000           614,091
                                                             -------------
                                                                 4,469,731
                                                             -------------
Japan -- 1.11%
Acom Co., Ltd.                                     1,000            64,362
Amada Co., Ltd.                                   11,000            53,342
Bridgestone Corp.                                  3,000            68,218
Canon, Inc.                                       10,000           214,096
Citizen Watch Co., Ltd.                            9,000            54,255
Dai Nippon Printing Co., Ltd.                     10,000           159,752
Daiichi Pharmaceutical Co., Ltd.                   9,000           152,314
Daikin Industries Ltd.                            11,000           109,220
Daiwa House Industry Co., Ltd.                     5,000            53,324
Fanuc                                              5,000           171,543
Fuji Photo Film                                    2,000            74,468
Fujitsu                                            6,000            80,053
Honda Motor Co.                                    5,000           164,450
Hoya Corp.                                         3,000           146,277
Ito Yokado Co., Ltd.                               5,000           350,177
Kaneka Corp.                                      10,000            75,089
Kao Corp.                                          4,000            90,426
Kirin Brewery Co., Ltd.                           12,000           153,191
Kokuyo                                             4,000            53,936
Kuraray Co., Ltd.                                 13,000           143,715
Marui Co., Ltd.                                    6,000           115,691
Matsushita Electric Industrial Co.                13,000           230,381
NGK Insulators                                    18,000           232,500
Nintendo Corp., Ltd.                               1,900           184,442
Nippon Denso Co., Ltd.                             9,000           166,755

Global Fund -- Schedule of Investments

December 31, 1998 (Unaudited)
-----------------------------------------------------------------------------
                                                  Shares         Value
                                              ------------  ---------------
Nippon Meat Packers, Inc.                          7,000     $    112,943
Omron Corp.                                        4,000           54,894
Sankyo Co., Ltd.                                   8,000          175,177
Secom Co., Ltd.                                    3,000          248,936
Sega Enterprises Ltd.                              2,000           44,415
Sekisui House Ltd.                                 9,000           95,346
Shin-Etsu Chemical Co., Ltd.                       2,000           48,227
Sony Corp.                                         3,000          218,883
Sumitomo Chemical Co.                             13,000           50,709
Sumitomo Electric Industries                       8,000           90,142
Takeda Chemical Industries                         7,000          269,947
TDK Corp.                                          2,000          183,156
Tokio Marine & Fire Insurance Co.                 10,000          119,681
Toray Industries, Inc.                            29,000          151,684
Toshiba Corp.                                     26,000          155,124
Toyota Motor Corp.                                 8,000          217,731
Yamato Transport Co., Ltd.                         4,000           56,028
                                                             -------------
                                                                5,655,000
                                                             -------------
Malaysia -- 0.00%
Malayan Banking Bhd                                6,000            8,508
                                                             -------------
Netherlands -- 1.43%
ABN AMRO Holdings NV                              21,690          456,522
Elsevier NV                                       41,870          586,765
Heineken NV                                       14,252          858,142
ING Groep NV                                      25,020        1,526,504
KPN NV                                            25,009        1,252,649
Royal Dutch Petroleum Co.                         37,790        1,882,754
Unilever NV                                        8,530          729,507
                                                             -------------
                                                                7,292,843
                                                             -------------
New Zealand -- 0.73%
Auckland International Airport Ltd. (b)          104,950          146,930
Brierley Investments Ltd.                        703,970          159,920
Carter Holt Harvey Ltd.                          368,840          331,260
Fletcher Challenge Building                      101,985          157,865
Fletcher Challenge Energy                        134,315          255,451
Fletcher Challenge Paper                         232,730          156,148
Lion Nathan Ltd.                                 132,020          336,875
Telecom Corp. of New Zealand Ltd.                474,110        2,066,401
Telecom Corp. of New Zealand Ltd. ADR              2,790           99,568
                                                             -------------
                                                                3,710,418
                                                             -------------
Norway -- 0.07%
Norsk Hydro ASA                                    4,890          164,947
Norske Skogindustrier ASA                          6,550          190,852
                                                             -------------
                                                                  355,799
                                                             -------------
Singapore -- 0.22%
Oversea-Chinese Banking Corp., Ltd.                  200            1,357
Singapore Press Holdings Ltd.                     64,819          703,190
United Overseas Bank Ltd. (Frgn.)                 66,360          426,313
                                                             -------------
                                                                1,130,860
                                                             -------------
Spain -- 0.36%
Banco Popular Espanol S.A.                         6,991          527,918
Endesa S.A.                                       36,238          961,603

                                                  Shares         Value
                                              ------------  ---------------
Telefonica S.A.                                    8,117     $    361,467
Telefonica S.A. Rights (expiring 1/30/99) (b)        162              144
                                                             -------------
                                                                1,851,132
                                                             -------------
Sweden -- 0.80%
Astra AB, A Shares                                30,020          612,933
Electrolux AB, B Shares                           37,840          651,223
Investor AB                                        9,730          439,337
Nordbanken Holding AB                             53,470          343,019
Skandia Forsakrings AB                            45,320          693,291
Svenska Handelsbanken, A Shares                    4,710          198,724
Swedish Match AB                                 133,390          485,455
Telefonaktiebolaget LM Ericsson, B Shares         27,220          648,111
                                                             -------------
                                                                4,072,093
                                                             -------------
Switzerland -- 1.45%
Julius Baer Holding AG                                90          299,126
Nestle S.A. (Reg.)                                   819        1,782,898
Novartis AG (Reg.)                                 1,207        2,372,697
Roche Holding AG (Gen.)                              111        1,354,467
Swiss Reinsurance Co. (Reg.)                         287          748,269
SwissCom AG (Reg.) (b)                             2,026          848,161
                                                             -------------
                                                                7,405,618
                                                             -------------
United Kingdom -- 4.28%
Allied Zurich AG (b)                              44,052          657,082
Barclays PLC                                      31,050          669,531
Billiton PLC                                      33,230           65,931
BOC Group PLC                                     36,350          519,821
Booker PLC                                        68,440           71,169
Boots Company PLC                                 38,230          651,023
British American Tobacco PLC                      27,842          244,821
British Petroleum Co. PLC                         83,873        1,252,450
British Steel PLC                                322,950          478,222
Cable & Wireless PLC                              24,000          295,093
Charter PLC                                       63,676          349,618
Coats Viyella PLC                                269,970          121,278
Diageo PLC                                        45,209          514,499
Fairview Holdings PLC (b)                         43,937           65,062
FKI PLC                                          239,040          532,941
Garban PLC (b)                                     3,489           13,294
General Electric Co. PLC                          95,360          860,736
Glaxo Wellcome PLC                                46,260        1,591,696
Greenalls Group PLC                               43,620          232,604
Hanson PLC                                        82,982          658,922
Hillsdown Holdings PLC                            69,775           87,069
House of Fraser PLC                              124,780          110,033
Lloyds TSB Group PLC                             120,969        1,720,854
Marks & Spencer PLC                              142,060          974,398
Mirror Group PLC                                 144,390          360,957
National Westminster Bank PLC                     27,430          528,948
Nycomed Amersham PLC                              57,844          398,440
Peninsular & Oriental Steam Navigation Co.        23,540          278,275
Prudential Corp. PLC                              84,540        1,276,476
Reed International PLC                            51,010          398,894
Rio Tinto Ltd.                                    43,190          502,301
RJB Mining PLC                                    99,590          129,245
Royal & Sun Alliance Insurance Group PLC          35,073          286,376

Global Fund -- Schedule of Investments

December 31, 1998 (Unaudited)
-----------------------------------------------------------------------------
                                                  Shares         Value
                                              ------------  ---------------
Sainsbury (J.) PLC                                27,300     $     218,821
Scottish Hydro-Electric PLC                       81,880           922,295
SmithKline Beecham PLC                            68,810           961,689
Smurfit (Jefferson) Group PLC                     70,517           126,713
Terranova Foods PLC (b)                           30,937            56,621
Tesco PLC                                        249,190           710,011
Thames Water PLC                                  29,997           573,957
Thames Water PLC, Class B (b)                     29,370            36,894
United News & Media PLC                           32,490           284,881
Vodafone Group PLC                                21,678           352,025
Williams PLC                                      39,463           224,061
Yorkshire Water PLC                               54,080           494,884
                                                             -------------
                                                                21,860,911
Total Global (ex-U.S.) Equities                                 93,774,825
                                                             -------------
Emerging Markets Equities -- 3.01%
Brinson Emerging Markets Equity Fund (b)       2,194,457        15,364,050
                                                             -------------
Total Equities (Cost $237,656,681)                             266,363,178
                                                             -------------

                                                  Face
                                                 Amount
                                              ------------
Bonds -- 45.45%
U.S. Bonds -- 21.78%
U.S. Corporate Bonds -- 6.85%
Aid-Israel, Series 10-Z, 0.000%,
     due 02/15/03                             $  4,935,000       4,046,843
Asset Securitization Corp., 7.210%,
     due 10/13/26                                1,695,000       1,813,921
Capital One Bank, 6.830%, due 05/17/99           1,321,000       1,324,938
Chase Manhattan Auto Owner Trust, 96-C,
     Class A4, 6.150%, due 03/15/02                730,000         739,753
Chemical Master Credit Card Trust,
     6.230%, due 06/15/03                        1,055,000       1,072,745
Chesapeake & Potomac Telephone of
Maryland, 8.000%, due 10/15/29                      78,000          97,504
     Citicorp, Series F, 6.200%, due 11/10/00      355,000         360,736
Continental Airlines, Inc., EETC
     6.900%, due 01/02/18                        1,495,000       1,519,548
     98-1B, 6.748%, due 09/15/18                   175,000         175,205
Enron Corp., 6.750%, due 09/01/04                  250,000         257,175
     Floating Rate Note, due 03/30/00            5,000,000       5,000,000
Fanniemae Whole Loan, 95-W3, Class A,
     9.000%, due 04/25/25                           27,659          28,824
First Bank Corporate Card Master Trust,
     97-1A, 6.400%, due 02/15/03                 1,055,000       1,084,118
First Nationwide Trust, 98-3, Class 1PPA,
     6.500%, due 09/19/28                        1,527,896       1,529,271
Ford Credit Grantor Trust 95-B,
     5.900%, due 01/01/80                           29,110          29,177
General Motors Acceptance Corp.,
     9.625%, due 12/15/01                          241,000         268,066
Lehman Brothers, Inc., 7.250%,
     due 04/15/03                                  510,000         525,330
LG&E Capital Corp., 144A, 5.750%,
     due 11/01/01                                  215,000         214,153
MBNA Global Capital Securities FRN,
     6.019%, due 02/01/27                          810,000         745,413

                                                  Face
                                                  Value          Value
                                              ------------  ---------------
News America Holdings, 7.750%,
     due 12/01/45                             $  1,027,000   $   1,090,730
Norwest Asset Securities Corp., 96-2,
     Class A9, 7.000%, due 09/25/11                435,000         444,249
PanAMSat Corp., 6.000%, due 01/15/03               225,000         223,232
Premier Auto Trust 96-3A, 6.500%,
     due 03/06/00                                   60,120          60,252
Prudential Home Mortgage Securities,
94-3, Class A10, 6.500%,
     due 02/25/24                                  730,000         728,007
Residential Asset Securitization Trust,
     97-A11, Class A2, 7.000%, due 01/25/28        142,711         143,234
     97-A7, Class A1, 7.500%, due 09/25/27         550,980         555,911
     97-A7, Class A1, 7.250%, due 12/25/27       1,080,000       1,101,377
Salomon, Inc., 7.200%, due 02/01/04              1,475,000       1,549,569
Structured Asset Securities Corp.
     98-RF1, Class A, 8.712%, due 03/15/27       1,264,071       1,356,507
     98-RF2, 144A, 8.582%, due 07/15/27          1,604,269       1,716,568
Thrift Financial Corp., 11.250%, due 01/01/16       67,492          70,906
Time Warner Entertainment, Inc.,
     8.375%, due 03/15/23                          886,000       1,083,667
TransAmerica Financial Corp. Series E,
     6.125%, due 11/01/01                          405,000         406,707
UCFC Home Equity Loan 97-C, Class A8,
     FRN, 5.478%, due 09/15/27                   1,137,833       1,126,898
Vendee Mortgage Trust, 98-2, Class 1G,
     6.750%, due 06/15/28                        1,760,000       1,811,847
Viacom, Inc., 7.750%, due 06/01/05                 610,000         666,071
                                                             -------------
                                                                34,968,452
                                                             -------------
International Dollar Bonds -- 2.01%
Abbey National PLC, 6.700%, Resettable
     Perpetual Step-up Notes                     1,075,000       1,052,926
ABN AMRO Bank NV (Chicago), 6.625%,
     due 10/31/01                                  230,000         235,030
Banco Santiago S.A., 7.000%,
     due 07/18/07                                1,000,000         837,979
Banque Centrale de Tunisie, 8.250%,
     due 09/19/27                                  785,000         628,000
Banque Paribas, Sub. Notes, 6.875%,
     due 03/01/09                                  175,000         177,982
Credit Suisse-London, 144A, 7.900%,
     Resettable Perpetual Step-up Notes            600,000         600,000
Empresa Nacional Electric, 7.875%,
     due 02/01/27                                  166,000         138,575
International Telecom Satelite, 8.125%,
     due 02/28/05                                  245,000         276,502
Korea Development Bank, 7.125%,
     due 09/17/01                                  180,000         169,796
Pan Pacific Industry PLC 144A, 0.000%,
     due 04/28/07                                1,565,000         618,175
Province of Quebec, 7.500%,
     due 07/15/23                                  530,000         606,055
Ras Laffan Liquified Natural Gas Co., Ltd.,
     144A, 8.294%, due 03/15/14                  1,000,000         824,260

Global Fund -- Schedule of Investments

December 31, 1998 (Unaudited)
-----------------------------------------------------------------------------
                                                  Face
                                                  Value          Value
                                              ------------  ---------------
Repsol International Finance, 7.000%,
     due 08/01/05                              $   575,000   $     620,673
Republic of South Africa, 9.625%,
     due 12/15/99                                  794,000         809,880
Royal Bank of Scotland, 7.375%,
     Resettable Perpetual Step-up Notes            505,000         519,853
Skandinaviska Enskilda Banken, 144A,
     Resettable Perpetual Step-up Notes            415,000         404,607
Sociedad Quimica y Minera de Chiles
     S.A., 144A, 7.700%, due 09/15/06              900,000         792,717
Southern Investments UK, 6.800%,
     due 12/01/06                                  915,000         948,820
                                                             -------------
                                                                10,261,830
                                                             -------------
U.S. Government Agencies -- 4.17%
Federal Home Loan Mortgage Corp.
     6.200%, due 08/15/07                          510,000         512,055
     7.500%, due 01/15/23                          854,458         900,771
     7.238%, due 05/01/26                          162,387         165,062
Federal Home Loan Mortgage Corp. Gold
     8.000%, due 11/01/22                           97,255         100,659
     8.000%, due 05/01/23                          948,691         984,950
     9.000%, due 03/01/24                          697,379         741,509
Federal National Mortgage Association
     6.361%, due 06/01/08                        1,631,338       1,699,854
     9.000%, due 08/01/21                          206,941         219,548
     8.500%, due 07/01/22                          441,957         468,410
     8.500%, due 02/01/28                        1,232,583       1,291,131
     7.000%, due 10/01/28                          996,959       1,016,275
Federal National Mortgage Assoc. Strips
     0.000%, due 04/01/27                        1,155,933       1,016,212
     6.220%, due 03/13/06                        1,370,000       1,452,396
     7.500%, due 05/01/23                        1,253,190         201,159
Federal National Mortgage Association
     8.000%, due 02/25/07                        1,380,276       1,407,560
     8.000%, due 05/25/21                        1,300,000       1,331,623
     8.500%, due 07/15/21                          667,754         690,278
     8.000%, due 05/01/22                           89,847          93,020
     7.500%, due 07/25/22                        2,336,416       2,455,620
FGGI, 7.500%, due 10/01/11                       1,035,686       1,065,462
FNCI, 8.000%, due 02/01/13                         748,552         771,476
Government National Mortgage Association
     10.000%, due 09/15/00                           2,022           2,141
     10.000%, due 05/15/01                           3,001           3,178
     9.000%, due 11/15/04                            9,339           9,806
     9.000%, due 11/15/04                            4,482           4,706
     8.000%, due 08/15/22                          375,930         391,421
     8.000%, due 11/15/22                          295,275         307,674
     7.500%, due 11/15/24                        1,953,955       2,014,455
                                                             -------------
                                                                21,318,411
                                                             -------------
U.S. Government Obligations -- 8.75%
U.S. Treasury Notes and Bonds
     6.625%, due 05/15/07                          135,000         151,833
     8.000%, due 11/15/21                        5,915,000       7,924,255

                                                  Face
                                                 Amount          Value
                                              ------------  ---------------
U.S. Treasury Inflation Indexed Note
3.625%, due 01/15/08                           $35,665,000   $  35,489,403
     3.625%, due 04/15/28                        1,170,000       1,155,854
                                                             -------------
                                                                44,721,345
                                                             -------------
Total U.S. Bonds                                               111,270,038
                                                             -------------

                                                  Shares
                                              ------------
High Yield Bonds -- 3.01%
Brinson High Yield Fund (b)                      1,168,955      15,399,222
                                                             -------------

                                                  Face
                                                 Amount
                                              ------------
Global (ex-U.S.) Bonds -D 15.19%
Australia -- 1.48%
Government of Australia
     9.500%, due 08/15/03       AUD              4,020,000       2,946,856
     10.000%, due 02/15/06                       4,020,000       3,208,237
Queensland Treasury Corp.-Global Notes,
     8.000%, due 05/14/03                        2,010,000       1,376,261
                                                             -------------
                                                                 7,531,354
                                                             -------------
Canada -- 1.59%
Government of Canada
     7.500%, due 09/01/00       CAD                500,000         339,248
     8.750%, due 12/01/05                        1,950,000       1,555,900
     7.000%, due 12/01/06                        2,640,000       1,955,181
     4.250%, due 12/01/21                        5,090,000       3,729,684
Hydro-Quebec, 8.050%, due 07/07/24                 450,000         545,427
                                                             -------------
                                                                 8,125,440
                                                             -------------
Denmark -- 1.52%
Kingdom of Denmark
     9.000%, due 11/15/00       DKK              7,400,000       1,266,179
     7.000%, due 12/15/04                        3,780,000         684,730
     8.000%, due 03/15/06                       30,070,000       5,826,432
                                                             -------------
                                                                 7,777,341
                                                             -------------
France -- 2.13%
Government of France (BTAN), 5.750%,
     due 03/12/01      FRF                      12,400,000       2,338,735
Government of France (OAT)
     9.500%, due 01/25/01                        9,740,000       1,963,274
     7.500%, due 04/25/05                        7,330,000       1,591,915
     8.500%, due 12/26/12                       19,120,000       4,999,567
                                                             -------------
                                                                10,893,491
                                                             -------------
Germany --- 2.23%
Bundesrepublik Deutscheland
     8.500%, due 08/21/00       DEM              1,130,000         734,880
     8.375%, due 05/21/01                        2,880,000       1,931,412
     6.250%, due 01/04/24                        1,630,000       1,188,541
DSL Finance NV, 5.250%, due 04/15/04             3,095,000       1,999,876
Treuhandanstalt, 6.250%, due 03/04/04            8,200,000       5,563,653
                                                             -------------
                                                                11,418,362
                                                             -------------

Global Fund -- Schedule of Investments

December 31, 1998 (Unaudited)
-----------------------------------------------------------------------------
                                                  Face
                                                  Value          Value
                                              ------------  ---------------
Italy -- 1.07%
Buoni Poliennali Del Tes, 8.500%,
     due 08/01/04      ITL                   3,220,000,000   $   2,434,435
Republic of Italy (BTP)
     12.000%, due 09/01/02                     625,000,000         486,676
     8.500%, due 04/01/04                    3,447,000,000       2,558,479
                                                             -------------
                                                                 5,479,590
                                                             -------------
Spain -- 1.82%
Government of Spain
     6.750%, due 04/15/00       ESP            393,000,000       2,897,529
     7.900%, due 02/28/02                      105,000,000         844,213
     8.000%, due 05/30/04                      225,000,000       1,940,189
     6.150%, due 01/31/13                      434,000,000       3,616,064
                                                             -------------
                                                                 9,297,995
                                                             -------------
Sweden -- 1.09%
Government of Sweden
     10.250%, due 05/05/03      SEK             29,400,000       4,561,791
     6.750%, due 05/05/14                        6,400,000         984,066
                                                             -------------
                                                                 5,545,857
                                                             -------------
United Kingdom -- 2.26%
UK Treasury
     8.500%, due 12/07/05       GBP              3,420,000       7,060,439
     8.500%, due 07/16/07                          900,000       1,916,710
     7.250%, due 12/07/07                          900,000       1,800,659
     8.750%, due 08/25/17                          300,000         767,433
                                                             -------------
                                                                11,545,241
                                                             -------------
Total Global (ex-U.S.) Bonds                                    77,614,671
                                                             -------------

                                                  Shares
                                              ------------
Emerging Markets Debt -- 5.47%
Brinson Emerging Markets Debt Fund (b)           1,594,099      27,921,446
                                                             -------------
Total Bonds (Cost $260,497,023)                                232,205,377
                                                             -------------

                                                  Face
                                                 Amount
                                              ------------
Short-Term Investments -- 23.31%
U.S. Government Obligations -- 0.58%
U.S. Treasury Bill 4.320%, due 02/25/99       $  3,000,000       2,981,367
Commercial Paper -- 13.78%
Case Credit, 5.950% due 02/23/99                 5,000,000       4,956,201
Corning, Inc., 5.100% due 01/04/99               5,125,000       5,122,822
Crown, Cork & Seal, 5.650% due 02/25/99          5,000,000       4,956,840
Detroit Edison, 5.250% due 01/4/99               3,700,000       3,698,381
Excel Paralubes, 5.650% 01/4/99                 10,000,000       9,995,292
Marriott International, 5.700% 01/11/99          5,000,000       4,992,084
Norfolk Southern,
     6.000%, due 01/11/99                          950,000         948,417
     6.050%, due 01/29/99                        2,000,000       1,990,589
Raytheon Co. 5.600%, due 01/22/99                1,000,000         997,366

                                                  Face
                                                  Value          Value
                                              ------------  ---------------
Seagrams,
     6.100%, due 01/29/99                     $  5,000,000   $   4,976,278
     7.000%, due 01/07/99                        5,000,000       4,994,167
Tenneco, Inc., 6.450%, due 01/08/99              5,000,000       4,993,729
Texas Utilities Co. 5.500%, due 01/29/99         5,000,000       4,978,611
Times Mirror, 5.750%, due 01/08/99               1,106,000       1,104,763
Union Carbide, 6.130%, due 01/04/99              5,000,000       4,997,446
Union Pacific Resources, 5.670%,
     due 01/29/99                                5,000,000       4,977,950
Vastar Resources, 5.100%, due 01/22/99           1,733,000       1,727,844
                                                             -------------
                                                                70,408,780
                                                             -------------
U.S. Corporate Bonds -- 7.36%
Burlington North Santa Fe, Variable Rate,
     due 05/13/99                                5,000,000       5,000,000
Burlington Resources, 6.875%,
     due 08/01/99                                2,000,000       2,011,995
Dayton Hudson Co., 7.500%, due 03/01/99          1,000,000       1,002,654
FMC Corp., 8.750%, due 04/01/99                  2,880,000       2,899,210
James River Corp., 6.750%, due 10/01/99          1,000,000       1,007,596
Lehman Brothers, Inc.,
     6.300%, due 08/11/99                        2,000,000       2,005,500
     6.920%, due 10/04/99                        3,000,000       3,022,342
Lockheed Martin Corp., 6.550%,
     due 05/15/99                                6,000,000       6,013,422
Nabisco, Inc., 6.300%, due 8/26/99               1,000,000       1,003,331
Sonat, Inc., 9.500%, due 08/15/99                2,000,000       2,042,731
Supervalu Stores, Inc., 7.250%,
     due 07/15/99                                2,000,000       2,014,276
Ultramar Corp., 8.250%, due 07/01/99             1,500,000       1,517,272
Union Carbide, 7.000%, due 08/01/99              5,000,000       5,031,435
Union Oil Of California, 7.240%,
     due 04/01/99                                3,000,000       3,009,855
                                                             -------------
                                                                37,581,619
                                                             -------------
Investment Companies -- 1.59%
Brinson Supplementary Trust U.S. Cash
Management Prime Fund                            8,124,241       8,124,241
                                                             -------------
Total Short-Term Investments
     (Cost $81,512,130)                                        119,096,007
                                                             -------------
Total Investments
     (Cost $579,665,834) -- 120.89% (a)                        617,664,562
                                                             -------------
Liabilities, less cash and other
     assets -- (20.89)%                                       (106,728,507)
                                                             -------------
Net Assets -- 100%                                           $ 510,936,055
                                                             =============

See accompanying notes to Schedule of Investments.

Global Fund -- Schedule of Investments

December 31, 1998 (Unaudited)
-----------------------------------------------------------------------------

NOTES TO SCHEDULE OF INVESTMENTS
(a) Aggregate cost for federal income tax purposes was $579,665,834; and net unrealized appreciation consisted of:

     Gross unrealized appreciation               $ 61,012,536
     Gross unrealized depreciation                (23,013,808)
                                                 ------------
         Net unrealized appreciation             $ 37,998,728
                                                 ============

(b) Non-income producing security.
FRN:  Floating Rate Note
TBA:  Security is subject to delayed delivery.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 1998, the value of these securities amounted to $6,217,285 or 1.22% of net assets.

Resettable Perpetual Step-up Notes: A bond with either no maturity date or a maturity date that is so far in the future that the bond will pay interest indefinitely. The issuer generally retains the right to call such a bond.

FORWARD FOREIGN CURRENCY CONTRACTS

The Global Fund had the following open forward foreign currency contracts as of December 31, 1998:

                          Settlement      Local       Current     Unrealized
                             Date       Currency      Value       Gain/(Loss)
                          -----------   --------      -------     -----------
Forward Foreign Currency
Buy Contracts
Australian Dollar          02/05/99     46,200,000  $ 28,347,732  $ (310,442)
British Pound              02/05/99      7,100,000    11,799,508    (128,742)
Canadian Dollar            02/05/99     38,300,000    24,937,331    (413,476)
Danish Kroner              02/05/99     22,200,000     3,491,472     (25,553)
German Mark                02/05/99     58,100,000    34,943,795    1,498,421
Japanese Yen               02/05/99  1,560,000,000    13,895,569    2,198,529
Netherlands Guilder        02/05/99     13,600,000     7,259,528     (62,360)
Swedish Krona              02/05/99    135,000,000    16,680,670    (832,465)
Swiss Franc                02/05/99      5,000,000     3,653,715      223,654

Forward Foreign Currency
Sale Contracts
Australian Dollar          02/05/99      7,817,000     4,796,258    (392,309)
British Pound              02/05/99     23,000,000    38,223,759    (792,229)
Canadian Dollar            02/05/99      9,200,000     5,990,168      162,032
Danish Kroner              02/05/99     70,500,000    11,087,782    (568,534)
French Franc               02/05/99     34,000,000     6,097,156    (310,907)
German Mark                02/05/99     67,800,000    40,777,785    (732,368)
Japanese Yen               02/05/99  1,560,000,000    13,895,569    (672,989)
Netherlands Guilder        02/05/99     13,600,000     7,259,528    (375,544)
Spanish Peseta             02/05/99    600,000,000     4,241,885       46,586
Swedish Krona              02/05/99     21,000,000     2,594,771       21,237
Swiss Franc                02/05/99      5,000,000     3,653,715        1,255
                                                                  -----------
         Total                                                    $(1,466,204)
                                                                  ===========

Global Fund -- Schedule of Investments

December 31, 1998 (Unaudited)
-----------------------------------------------------------------------------

FUTURES CONTRACTS
The Global Fund had the following open futures contracts as of December 31, 1998:

                                             Settlement       Cost/        Current      Unrealized
                                                Date        Proceeds        Value       Gain/(Loss)
                                             -----------    --------       --------     -----------
Futures Buy Contracts
5 year U.S. Treasury Note, 312 contracts      March 1999   $ 35,289,052   $35,363,250  $    74,198
10 year U.S. Treasury Note, 60 contracts      March 1999      7,117,920     7,149,375       31,455
30 year U.S. Treasury Bonds, 41 contracts     March 1999      5,251,256     5,239,031      (12,225)

Index Futures Sales Contracts
Standard & Poor's 500, 163 contracts          March 1999      47,615,392   50,754,125   (3,138,733)
                                                                                       -----------
         Total                                                                         $(3,045,305)
                                                                                       ===========

The market value of investments pledged to cover margin requirements for the open futures positions at December 31, 1998 was $2,981,367.


                See accompanying notes to financial statements.

Global Fund -- Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1998 (UNAUDITED)

ASSETS:
  Investments, at value:
  Unaffilliated issuers (Cost $502,549,359)                                 $ 544,839,699
  Affilliated issuers (Cost $77,116,475)                                       72,824,863
  Cash                                                                            589,467
 Foreign currency, at value (Cost $888,209)                                       848,944
 Receivables:
  Investment securities sold                                                    4,437,224
  Dividends                                                                       564,221
  Interest                                                                      3,684,828
  Fund shares sold                                                                 51,518
 Other assets                                                                      49,823
                                                                            -------------
     TOTAL ASSETS                                                             627,890,587
                                                                            -------------

LIABILITIES:
 Payables:
  Securities loaned                                                           111,993,032
  Investment securities purchased                                               2,847,196
  Investment advisory fees                                                        344,091
  Variation margin                                                                150,423
  Accrued expenses                                                                153,586
 Net unrealized depreciation on forward foreign currency contracts              1,466,204
     TOTAL LIABILITIES                                                        116,954,532
                                                                            -------------
NET ASSETS                                                                  $ 510,936,055
                                                                            =============
NET ASSETS CONSIST OF:
 Paid in capital                                                            $ 471,475,723
 Accumulated distribution in excess of net investment income                  (8,716,455)
 Accumulated net realized gain                                                 14,687,962
 Net unrealized appreciation                                                   33,488,825
                                                                            -------------
     NET ASSETS                                                             $ 510,936,055
                                                                            =============
OFFERING PRICE PER SHARE:
Brinson Class I:
 Net asset value, offering price and redemption price
  per share (Based on net assets of $482,171,091 and 40,853,135
   shares issued and outstanding)                                           $       11.80
                                                                            =============

Brinson Class N:
 Net asset value, offering price and redemption price
 per share (Based on net assets of $1,521,291 and 129,168
  shares issued and outstanding)                                            $       11.78
                                                                            =============

UBS Investment Funds Class:
 Net asset value, offering price and redemption price
   per share (Based on net assets of $27,243,673 and 2,318,602
    shares issued and outstanding)                                          $       11.75
                                                                            =============

                See accompanying notes to financial statements.

Global Fund -- Financial Statements

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 1998 (UNAUDITED)
INVESTMENT INCOME:
 Interest (net of $2,374 for foreign taxes withheld; including
  securities lending income of $173,798)                           $  7,276,219
 Dividends (net of $71,815 for foreign taxes withheld)                2,114,913
                                                                   ------------
     TOTAL INCOME                                                     9,391,132
                                                                   ------------
EXPENSES:
 Advisory                                                             2,387,061
 Administration                                                         208,262
 Distribution                                                            93,124
 Custodian                                                               67,136
 Professional                                                            63,400
 Other                                                                  116,031
                                                                   ------------
     TOTAL EXPENSES                                                   2,935,014
                                                                   ------------
     NET INVESTMENT INCOME                                            6,456,118
                                                                   ------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
 Net realized gain (loss) on:
  Investments                                                        32,604,265
  Futures contracts                                                     641,645
  Foreign currency transactions                                     (4,173,116)
                                                                   ------------
     Net realized gain                                               29,072,794
                                                                   ------------

 Change in net unrealized appreciation or depreciation on:
  Investments and foreign currency                                 (29,165,044)
  Futures contracts                                                 (2,097,996)
  Forward contracts                                                   2,070,460
  Translation of other assets and liabilities denominated in
    foreign currency                                                    26,013
                                                                   ------------
     Change in net unrealized appreciation or depreciation         (29,166,567)
                                                                   ------------
Net realized and unrealized loss                                       (93,773)
                                                                   ------------
Net increase in net assets resulting from operations               $  6,362,345
                                                                   ============

                See accompanying notes to financial statements.

Global Fund -- Financial Statements

STATEMENT OF CASH FLOWS
FOR THE SIX MONTHS ENDED DECEMBER 31, 1998 (UNAUDITED)

CASH FLOWS PROVIDED BY OPERATING ACTIVITIES:
 Interest received                                              $ 11,059,378
 Expenses paid                                                    (3,093,522)
 Purchases of long-term portfolio investments                   (258,143,687)
 Proceeds from sales of long-term portfolio investments          437,460,077
 Net purchases in excess of proceeds from sales of
  short-term portfolio investments                                36,387,615
 Net cash from foreign currency and futures transactions          (2,938,739)
                                                               -------------
  Net cash provided by operating activities                      220,731,122
                                                               -------------
CASH FLOWS USED FOR FINANCING ACTIVITIES:
 Net capital shares transactions                                (147,376,349)
 Net cash provided by securities loaned                            7,046,988
 Net cash used for commercial paper                              (32,491,443)
 Cash dividends paid to shareholders                             (47,336,204)
                                                               -------------
  Net cash used for financing activities                        (220,157,008)
                                                               -------------

Net increase in cash                                                 574,114
Cash at beginning of period                                           15,353
                                                               -------------
Cash at end of period                                          $     589,467
                                                               =============

RECONCILIATION OF NET INCREASE IN NET ASSETS RESULTING FROM
OPERATIONS TO NET CASH PROVIDED BY OPERATING ACTIVITIES:
 Net increase in net assets resulting from operations          $   6,362,345
  Decrease in investments                                        212,943,573
  Net realized gain on investment transactions                    32,604,265
  Net change in unrealized appreciation on investments           (29,166,567)
  Net realized loss on foreign currency transactions              (4,173,116)
  Net realized gain on futures contracts                             641,645
  Decrease in interest receivable                                 (1,668,246)
  Accretion of discount                                             (711,301)
  Amortization of premium                                            888,608
  Decrease in prepaid assets                                           5,296
  Decrease in investment advisory fee payable                        121,351
  Decrease in accrued expenses and other liabilities               2,883,269
                                                               -------------
    Total adjustments                                            214,368,777
                                                               -------------
Net cash provided by operating activities                      $ 220,731,122
                                                               =============

                See accompanying notes to financial statements.

Global Fund -- Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

                                                             Six Months Ended        Year
                                                             December 31, 1998       Ended
                                                                 (Unaudited)     June 30, 1998
                                                             -----------------   -------------
OPERATIONS:
 Net investment income                                          $   6,456,118    $  17,956,852
 Net realized gain                                                 29,072,794       39,774,075
 Change in net unrealized appreciation or depreciation            (29,166,567)      (6,545,821)
                                                                -------------    -------------
 Net increase in net assets resulting from operations               6,362,345       51,185,106
                                                                -------------    -------------
DISTRIBUTIONS TO SHAREHOLDERS:
 Distributions from net investment income                          (6,456,118)     (28,265,915)
 Distributions in excess of net investment income                  (7,870,965)      (5,070,122)
 Distributions from net realized gain                             (33,009,121)     (35,465,456)
                                                                -------------    -------------
     Total distributions to shareholders*                         (47,336,204)     (68,801,493)
                                                                -------------    -------------

CAPITAL SHARE TRANSACTIONS:
 Shares sold                                                      167,229,603      256,422,880
 Shares issued on reinvestment of distributions                    44,653,081       64,950,197
 Shares redeemed                                                 (359,315,493)    (217,384,769)
                                                                -------------    -------------
 Net increase (decrease) in net assets resulting from
   capital share transactions                                    (147,432,809)     103,988,308
                                                                -------------    -------------
     TOTAL INCREASE (DECREASE) IN NET ASSETS                     (188,406,668)      86,371,921
                                                                -------------    -------------
NET ASSETS:
 Beginning of period                                              699,342,723      612,970,802
 End of period (including accumulated distribution in
  excess of net investment income of $8,716,455 and
   $845,490, respectively)                                      $ 510,936,055    $ 699,342,723
                                                                =============    =============
*DISTRIBUTIONS BY CLASS:
 Distributions from and in excess of net investment income
   Brinson Class I                                                (13,661,783)     (32,129,657)
   Brinson Class N                                                    (40,903)          (9,572)
   UBS Investment Funds Class                                        (624,397)      (1,196,808)
 Distributions from net realized gain
   Brinson Class I                                                (31,201,392)     (33,973,096)
   Brinson Class N                                                    (97,443)             (53)
   UBS Investment Funds Class                                      (1,710,286)      (1,492,307)
                                                                -------------    -------------
 Total distributions to shareholders                            $ (47,336,204)   $ (68,801,493)
                                                                =============    =============

                See accompanying notes to financial statements.

Global Fund -- Financial Highlights

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                                                  Six Months Ended                      Year Ended June 30,
                                                  December 31, 1998  -------------------------------------------------------
Brinson Class I                                       (Unaudited)       1998       1997       1996       1995      1994
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                   $ 12.77       $  13.13   $  12.22   $  11.35    $  10.43    $ 10.87
                                                       -------       --------   --------   --------    --------    -------
   Income from investment operations:
      Net investment income                               0.18           0.37       0.38       0.44        0.43       0.33
      Net realized and unrealized gain (loss)             0.05           0.62       1.79       1.37        0.86      (0.23)
                                                       -------       --------   --------   --------    --------    -------
           Total income  from investment
             operations                                   0.23           0.99       2.17       1.81        1.29       0.10
                                                       -------       --------   --------   --------    --------    -------
   Less distributions:
      Distributions from and in excess of net
        investment income                                (0.37)         (0.65)     (0.61)     (0.62)      (0.27)     (0.27)
      Distributions from and in excess of net
        realized gains                                   (0.83)         (0.70)     (0.65)     (0.32)      (0.10)     (0.27)
                                                       -------       --------   --------   --------    --------    -------
           Total distributions                           (1.20)         (1.35)     (1.26)     (0.94)      (0.37)     (0.54)
                                                       -------       --------   --------   --------    --------    -------

Net asset value, end of period                         $ 11.80       $  12.77   $  13.13   $  12.22    $  11.35    $ 10.43
                                                       =======       ========   ========   ========    ========    =======
Total return (non-annualized)                             1.99%          8.28%     18.79%     16.38%      12.57%      0.77%
Ratios/Supplemental data:
      Net assets, end of period (in 000s)              $482,171      $667,745   $586,667   $457,933    $365,678    $278,859
      Ratio of expenses to average net assets:
        Before expense reimbursement                       0.95%*        0.94%      0.99%      1.04%       1.09%       1.14%
        After expense reimbursement                         N/A           N/A        N/A        N/A         N/A        1.10%
      Ratio of net investment income to average net assets:
        Before expense reimbursement                       2.20%*        2.70%      3.03%      3.69%       4.27%       3.21%
        After expense reimbursement                         N/A           N/A        N/A        N/A         N/A        3.25%
      Portfolio turnover rate                                41%           88%       150%       142%       238%         231%

   *  Annualized
N/A = Not applicable

                See accompanying notes to financial statements.

Global Fund -- Financial Highlights

The table below sets forth financial data for one share of capital stock outstanding throughout the period presented.

                                                                   Six Months Ended
                                                                   December 31, 1998   Year Ended
Brinson Class N                                                       (Unaudited)    June 30, 1998*
---------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $ 12.75         $ 13.13
                                                                       -------         -------
   Income from investment operations:
      Net investment income                                               0.14            0.63
      Net realized and unrealized gain                                    0.08            0.32
                                                                       -------         -------
               Total income from investment operations                    0.22            0.95
                                                                       -------         -------
   Less distributions:
      Distributions from and in excess of net investment income          (0.36)          (0.63)
      Distributions from net realized gain                               (0.83)          (0.70)
                                                                       -------         -------
               Total distributions                                       (1.19)          (1.33)
                                                                       -------         -------

Net asset value, end of period                                         $ 11.78         $ 12.75
                                                                       =======         =======
Total return (non-annualized)                                             1.88%           7.90%
Ratios/Supplemental Data:
   Net assets, end of period (in 000s)                                 $ 1,521         $ 1,163
   Ratio of expenses to average net assets                                1.20%**         1.19%
   Ratio of net investment income to average net assets                   1.95%**         2.45%
   Portfolio turnover rate                                                  41%             88%

 * Commencement of Brinson Class N was June 30, 1997.
** Annualized

                See accompanying notes to financial statements.

Global Fund -- Financial Highlights

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                                                   Six Months Ended                                       July 31, 1995*
                                                   December 31, 1998    Year Ended        Year Ended          Through
UBS Investment Funds Class                            (Unaudited)      June 30, 1998     June 30, 1997     June 30, 1996
-------------------------------------------------------------------------------------------------------------------------
Net asset value, begining of period                     $ 12.71           $ 13.05          $ 12.18            $ 11.60
                                                        -------           -------          -------            -------
   Income from investment operations:
      Net investment income                                0.13              0.30             0.34               0.39
      Net realized and unrealized gain                     0.05              0.61             1.75               1.10
                                                        -------           -------          -------            -------
          Total income from investment operations          0.18              0.91             2.09               1.49
                                                        -------           -------          -------            -------
   Less distributions:
      Distributions from and in excess of net
       investment income                                  (0.31)            (0.55)           (0.57)             (0.59)
                                                        -------           -------          -------            -------
      Distributions from net realized gain                (0.83)            (0.70)           (0.65)             (0.32)
                                                        -------           -------          -------            -------
          Total distributions                             (1.14)            (1.25)           (1.22)             (0.91)
                                                        -------           -------          -------            -------
Net asset value, end of period                          $ 11.75           $ 12.71          $ 13.05            $ 12.18
                                                        =======           =======          =======            =======
Total return (non-annualized)                              1.59%             7.60%           18.13%             12.24%
Ratios/Supplemental Data:
   Net assets, end of period (in 000s)                  $27,244           $30,436          $26,303            $14,030
   Ratio of expenses to average net assets                 1.60%**           1.59%            1.64%              1.69%**
   Ratio of net investment income to average net assets    1.55%**           2.05%            2.38%              3.04%**
   Portfolio turnover rate                                   41%               88%             150%               142%

 * Commencement of UBS Investment Funds Class
** Annualized

                See accompanying notes to financial statements.

Global Fund -- Financial Highlights

[BRINSON LOGO APPEARS HERE]

         The Global Equity Fund is actively managed, providing a fully integrated approach to the developed equity markets across the world. We employ fundamental valuation models to determine the relative attractiveness of aggregate markets, as well as of individual stocks. Our portfolio construction process simultaneously sets country, currency, industry/factor and stock selection strategies. This interactive investment process has evolved within the context of an environment marked by growing globalization and increasingly integrated economies, industries and capital markets.

The Brinson Global Equity Fund Class I has provided an annualized return of 11.75% since its performance inception on January 31, 1994, compared to the 14.85% return for the benchmark, the MSCI World Equity (Free) Index. This performance was achieved with a volatility of 10.56%, well below the 12.83% volatility of the benchmark. For the full year, the Fund gained 14.03%, lagging the index's return of 24.62%. With the exception of the Pacific Rim and several small markets, most developed equity markets enjoyed solid market performance. The EMU and North America both gained over 29%, in local terms.

The U.S. market has been remarkably resilient, continuing an unprecedented bull market underpinned by various one-time events. This market is extremely overvalued; the U.S. is our largest underweight. Monetary Union, privatization, restructuring, merger activity and increased capital flows have boosted European equity markets. Despite their excellent performance, European corporations are still early into their restructuring, with the potential for improving profitability ahead. Europe is our largest overweight.

Most Pacific markets continued to suffer the consequences of last year's currency crisis. This situation has been aggravated in Japan by flawed macroeconomic policies, a largely insolvent financial sector and an unprofitable domestic corporate sector. We remain very underweight Japan, Hong Kong and Singapore. In comparison, Australia and New Zealand have been unduly impacted by their geographic proximity to Asia and are attractively priced. We maintain an overweight in these markets.

Market allocation made a small positive contribution. The overweight of Belgium and Finland and underweight of Japan were successful strategies, but the overweight to New Zealand cost returns. Currency management decreased returns somewhat due to underweights of the yen and overweights of the New Zealand dollar and Australian dollar. Stock selection had an important impact on the year's performance. Japan stock selection was positive, but both the U.S. and the U.K. were negative. Japan was helped by the significant underweight to banks, overweight to blue chips and stock specific returns. U.S. stock selection was responsible for most of the underperformance, disadvantaged by the underweight to size and the overweight to basic industries.

Global Equity Fund

[BRINSON LOGO APPEARS HERE]

Total Return
                                   6 months   1 year   3 years   1/31/94*
                                    ended     ended     ended       to
                                   12/31/98  12/31/98  12/31/98  12/31/98
---------------------------------------------------------------------------
Brinson Global Equity Fund Class I    2.86%    14.03%    13.96%    11.75%
---------------------------------------------------------------------------
MSCI World Equity (Free) Index        6.72     24.62     18.06     14.85
---------------------------------------------------------------------------

*Performance inception date of the Brinson Global Equity Fund Class I.
Total return includes reinvestment of all capital gain and income distributions. All total returns in excess of 1 year are average annualized returns.

Illustration of an Assumed Investment of     $1,000,000

This chart shows the growth in the value of an investment in the Brinson Global Equity Fund Class I and the MSCI World Equity (Free) Index if you had invested $1,000,000 on January 31, 1994, and had reinvested all your income dividends and capital gain distributions through December 31, 1998. No adjustment has been made for any income taxes payable by shareholders on income dividends and capital gain distributions. Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.


Brinson Global Equity Fund Class Ivs. MSCI World Equity (Free) Index Wealth Value with Dividends Reinvested

                              [CHART APPEARS HERE]

                                    MSCI World    Brinson Global
                                   Equity (Free)   Equity Fund
                                       Index         Class I
                                   -------------  --------------
                     31/01/94         1000000         1000000
                     28/02/94          986865          978000
                     31/03/94          944349          935000
                     31/05/94          974078          957000
                     30/06/94          976963          964000
                     31/07/94          974101          953025
                     31/08/94          992749          967085
                     30/09/94         1022751         1008259
                     31/10/94          995748          981144
                     30/11/94         1024396          983153
                     31/12/94          980245          957042
                     31/01/95          975025          942320
                     28/02/95          989499          957535
                     31/03/95         1037236          965650
                     30/04/95         1073521          991008
                     31/05/95         1083208         1004194
                     30/06/95         1082851         1010802
                     31/07/95         1137066         1057638
                     31/08/95         1111688         1075010
                     30/09/95         1144526         1094426
                     31/10/95         1126746         1092382
                     30/11/95         1166018         1131213
                     31/12/95         1200236         1166324
                     31/01/96         1222676         1201270
                     29/02/96         1230112         1206730
                     31/03/96         1250534         1227479
                     30/04/96         1279914         1261333
                     31/05/96         1280939         1264610
                     30/06/96         1287765         1270202
                     31/07/96         1242255         1229582
                     31/08/96         1256945         1251539
                     30/09/96         1306231         1293257
                     31/10/96         1315223         1297648
                     30/11/96         1389368         1363519
                     31/12/96         1367286         1367688
                     31/01/97         1384047         1379696
                     28/02/97         1399822         1398908
                     31/03/97         1371807         1392904
                     30/04/97         1416808         1401310
                     31/05/97         1504478         1484164
                     30/06/97         1579321         1540253
                     31/07/97         1652216         1590951
                     31/08/97         1540396         1517318
                     30/09/97         1624144         1582501
                     31/10/97         1538889         1496797
                     30/11/97         1565803         1495590
                     31/12/97         1584937         1514304
                     31/01/98         1629401         1539631
                     28/02/98         1739612         1634275
                     31/03/98         1812828         1700926
                     30/04/98         1830553         1698260
                     31/05/98         1808342         1692928
                     30/06/98         1850637         1678772
                     31/07/98         1847845         1670739
                     31/08/98         1601540         1487333
                     30/09/98         1630041         1511430
                     31/10/98         1777635         1611835
                     30/11/98         1883507         1673417
                     31/12/98         1975069         1726828

Fund returns are net of all fees and costs, while the Index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing.

Global Equity Fund

Total Return

[BRINSON LOGO APPEARS HERE]

                                        6 months   1 year   6/30/97*
                                         ended     ended       to
                                        12/31/98  12/31/98  12/31/98
---------------------------------------------------------------------
Brinson Global Equity Fund Class N         2.68%    13.63%    7.51%
---------------------------------------------------------------------
MSCI World Equity (Free) Index             6.72     24.62     16.08
---------------------------------------------------------------------

*Inception date of the Brinson Global Equity Fund Class N.
Total return includes reinvestment of all capital gain and income distributions. All total returns in excess of 1 year are average annualized returns.

Illustration of an Assumed Investment of $1,000,000

This chart shows the growth in the value of an investment in the Brinson Global Equity Fund Class N and the MSCI World Equity (Free) Index if you had invested $1,000,000 on June 30, 1997, and had reinvested all your income dividends and capital gain distributions through December 31, 1998. No adjustment has been made for any income taxes payable by shareholders on income dividends and capital gain distributions. Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.

Brinson Global Equity Fund Class N
vs. MSCI World Equity (Free) Index
Wealth Value with Dividends Reinvested

                              [CHART APPEARS HERE]

                                  MSCI World       Brinson Global
                                 Equity (Free)       Equity Fund
                                    Index              Class N
                                --------------     --------------
                 6/30/97          $1,000,000         $1,000,000
                 7/31/97          $1,046,155         $1,032,915
                 8/31/97            $975,353           $984,326
                 9/30/97          $1,028,381         $1,026,646
                10/31/97            $974,399           $970,219
                11/30/97            $991,441           $969,436
                12/31/97          $1,003,556           $981,339
                 1/31/98          $1,031,710           $996,889
                 2/28/98          $1,101,493         $1,058,222
                 3/31/98          $1,147,852         $1,101,415
                 4/30/98          $1,159,076         $1,098,823
                 5/31/98          $1,145,012         $1,096,232
                 6/30/98          $1,171,793         $1,085,985
                 7/31/98          $1,170,024         $1,080,785
                 8/31/98          $1,014,069           $962,046
                 9/30/98          $1,032,115           $976,780
                10/31/98          $1,125,569         $1,040,917
                11/30/98          $1,192,605         $1,080,785
                12/31/98          $1,250,581         $1,115,067




Fund returns are net of all fees and costs, while the Index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing.

Global Equity Fund

[BRINSON LOGO APPEARS HERE]

Market Allocation
As of December 31, 1998 (Unaudited)
                                Current
                 Benchmark      Strategy
--------------------------------------------
U.S.               51.0%          41.9%
Australia           1.2            3.2
Austria             0.2            0.0
Belgium             0.9            2.0
Canada              1.8            1.2
Denmark             0.4            0.4
Finland             0.7            1.9
France              4.5            6.5
Germany             5.0            7.3
Hong Kong           1.0            0.0
Ireland             0.2            0.0
Italy               2.5            2.7
Japan               9.9            2.6
Netherlands         3.1            4.7
New Zealand         0.1            2.3
Norway              0.2            0.2
Portugual           0.3            0.0
Singapore           0.3            0.6
Spain               1.6            1.2
Sweden              1.2            2.6
Switzerland         3.8            4.6
United Kingdom     10.1           14.1
Cash Reserves       0.0            0.0
--------------------------------------------
                  100.0%         100.0%

Top Ten U.S. Equity Holdings
As of December 31, 1998 (Unaudited)
                                    Percent of
                                    Net Assets
------------------------------------------------

1. Xerox Corp.                          2.54%
2. FDX, Corp.                           1.78
3. Burlington Northern Santa Fe Corp.   1.76
4. Lockheed Martin Corp.                1.55
5. Philip Morris Companies, Inc.        1.46
6. Baxter International, Inc.           1.10
7. Kimberly Clark Corp.                 1.07
8. Entergy Corp                         1.01
9. CIGNA Corp.                          0.98
10. Aon Corp.                           0.98
-----------------------------------------------

Currency Allocation
As of December 31, 1998 (Unaudited)
                                     Current
                      Benchmark      Strategy
------------------------------------------------
U.S.                    51.0%          48.0%
Australia                1.2            5.0
Canada                   1.8            5.8
Denmark                  0.4            0.4
EMU                     19.0           19.0
Hong Kong                1.0            0.0
Japan                    9.9            3.9
New Zealand              0.1            2.3
Norway                   0.2            0.2
Singapore                0.3            0.3
Sweden                   1.2            5.2
Switzerland              3.8            3.8
United Kingdom          10.1            6.1
------------------------------------------------
                       100.0%         100.0%

Top Ten Global (ex-U.S.) Equity Holdings
As of December 31, 1998 (Unaudited)

                                     Percent of
                                     Net Assets
------------------------------------------------
1. Novartis AG (Reg.)                   1.50%
2. Telecom Corp. of New Zealand Ltd.    1.32
3. Royal Dutch Petroleum Co.            1.19
4. Nestle S.A. (Reg.)                   1.13
5. Bayer AG                             1.13
6. Nokia Oyj, A Shares                  1.11
7. Lloyds TSB Group PLC                 1.10
8. Allianz AG                           1.06
9. Glaxo Wellcome PLC                   0.98
10. ING Groep NV                        0.97
------------------------------------------------

Global Equity Fund

Industry Diversification

As a Percent of Net Assets
As of December 31, 1998 (Unaudited)
-----------------------------------------------------------------------------
U.S.EQUITIES
Energy                             1.47%
Capital Investment
     Capital Goods                 4.34
     Technology                    5.68
                                -------
                                  10.02
Basic Industries
     Chemicals                     2.04
     Housing/Paper                 3.73
     Metals                        0.17
                                -------
                                   5.94
                                -------
Consumer
     Non-Durables                  2.84
     Retail/Apparel                1.88
     Autos/Durables                1.33
     Health: Drugs                 1.74
     Health: Non-Drugs             2.18
                                -------
                                   9.97

Financial
     Banks                         3.79
     Non-Banks                     2.92
                                -------
                                   6.71

Utilities
     Electric                      1.41
     Telephone                     0.35
                                -------
                                   1.76

Transportation                     4.25
Services/Misc                      1.88
                                -------
          Total U.S. Equities     42.00
                                -------

Global (ex-U.S.)
EQUITIES
Aerospace & Military               0.31
Airlines                           0.20
Appliances & Household             1.40
Autos/Durables                     0.47
Banking                            6.38
Beverages and Tobacco              1.98
Broadcasting & Publishing          1.83
Building Materials                 0.84
Business & Public Service          1.60
Chemicals                          1.46
Construction                       0.07%
Data Processing                    0.12
Electric Components                0.19
Electronics                        3.53
Energy                             4.59
Financial Services                 1.78
Food & House Products              2.10
Forest Products                    0.76
Health: Drugs                      2.05
Health: Non-Drugs                  3.41
Housing/Paper                      0.15
Industrial Components              0.45
Insurance                          5.60
Investment Companies               0.28
Leisure & Tourism                  0.14
Machinery & Engineering            0.39
Merchandising                      2.21
Metals--Steel                      0.58
Miscellaneous Materials            0.41
Multi-Industry                     1.94
Non-Ferrous Metals                 0.63
Real Estate                        0.15
Recreation                         0.10
Retail & Apparel                   0.26
Telecommunications                 6.53
Textiles & Apparel                 0.07
Transportation                     0.08
Utilities                          2.17
                                -------
     Total Global (ex-U.S.)
      Equities                    57.21
                                -------
SHORT-TERM INVESTMENTS             1.21
                                -------
     TOTAL INVESTMENTS           100.42
                                -------
LIABILITIES, LESS CASH
  AND OTHER ASSETS                (0.42)
                                -------
     NET  ASSETS                 100.00%
                                =======

Global Equity Fund - Schedule of Investments

December 31, 1998 (Unaudited)
-----------------------------------------------------------------------------
                                                  Shares         Value
                                              ------------  ---------------
Equities -- 99.21%
U.S. Equities -- 42.00%
Advanced Micro Devices, Inc. (b)                    14,700    $    425,381
Aetna, Inc.                                          9,000         707,625
Allergan, Inc.                                       3,700         239,575
Alza Corp. (b)                                       7,700         402,325
American Standard Companies, Inc. (b)                7,900         283,906
Aon Corp.                                           13,050         722,644
Automatic Data Processing, Inc.                      6,000         481,125
BankBoston Corp.                                     4,200         163,537
Baxter International, Inc.                          12,600         810,337
Beckman Coulter Inc.                                 3,300         179,025
Bestfoods                                            5,100         271,575
Biogen, Inc. (b)                                     1,700         141,100
Birmingham Steel Corp.                               3,100          12,981
Burlington Northern Santa Fe Corp.                  38,600       1,302,750
Champion Enterprises, Inc. (b)                       1,700          46,538
Champion International Corp.                         3,800         153,900
Chase Manhattan Corp.                                6,700         456,019
CIGNA Corp.                                          9,400         726,737
Circuit City Stores-Circuit City Group              10,500         524,344
CMS Energy Corp.                                    10,000         484,375
Comerica, Inc.                                       3,200         218,200
CommScope, Inc. (b)                                  5,433          91,342
Comverse Technology, Inc. (b)                        3,525         250,275
Consolidated Stores Corp. (b)                       10,200         205,912
Corning, Inc.                                       15,100         679,500
Covance, Inc. (b)                                    3,900         113,588
Crown Cork & Seal Co., Inc.                          3,700         114,006
Cummins Engine Co., Inc.                               600          21,300
Dial Corp.                                           4,000         115,500
Eastman Chemical Co.                                 4,300         192,425
Electronic Data Systems Corp.                       13,800         693,450
EMC Corp. (b)                                        4,600         391,000
Entergy Corp.                                       23,900         743,887
FDX Corp. (b)                                       14,800       1,317,200
First American Corp. of Tennessee                    2,000          88,750
First Data Corp.                                    18,704         592,683
First Security Corp.                                 3,850          89,994
Fleet Financial Group, Inc.                          9,700         433,469
Fleetwood Enterprises, Inc.                          1,500          52,125
Food Lion Inc., Class A                             17,600         187,000
Fort James Corp.                                    13,300         532,000
General Instrument Corp. (b)                        17,600         597,300
General Semiconductor, Inc. (b)                      4,125          33,773
Genzyme Corp. (b)                                    3,100         154,225
Genzyme-Molecular Oncology (b)                         399           1,297
Geon Co.                                             2,100          48,300
Goodyear Tire & Rubber Co.                          10,100         509,419
Great Lakes Chemical Corp.                           2,500         100,000
GreenPoint Financial Corp.                           4,400         154,550
Harnischfeger Industries, Inc.                       5,400          55,013
HCR Manor Care, Inc. (b)                             4,050         118,969
Hibernia Corp., Class A                              4,300          74,713
Household International Inc.                         7,600         301,150
IMC Global Inc.                                     12,000         256,500
Johnson Controls Inc.                                3,600         212,400
Kimberly Clark Corp.                                14,500         790,250
Lafarge Corp.                                        3,700         149,850

                                                  Shares         Value
                                              ------------  ---------------
Lear Corp. (b)                                       9,200    $    354,200
Lockheed Martin Corp.                               13,551       1,148,447
Lyondell Petrochemical Co.                          11,100         199,800
Martin Marietta Materials, Inc.                      2,235         138,989
Masco Corp.                                         18,000         517,500
Nabisco Holdings Corp., Class A                      7,900         327,850
National Service Industries, Inc.                    2,300          87,400
Nextel Communications, Inc., Class A (b)            10,800         255,150
Norfolk Southern Corp.                              16,300         516,506
Peco Energy Co.                                     13,300         553,612
Pentair, Inc.                                        4,100         163,231
Philip Morris Companies, Inc.                       20,200       1,080,700
Praxair, Inc.                                        7,100         250,275
Raytheon Co., Class B                               13,000         692,250
Regions Financial Corp.                              2,000          80,625
Schering Plough Corp.                                7,200         397,800
Sears, Roebuck and Co.                              11,100         471,750
Southdown, Inc.                                      4,476         264,923
St. Jude Medical, Inc. (b)                           7,300         202,119
Timken Co.                                           1,400          26,425
TRW, Inc.                                            2,100         117,994
Tyson Foods, Inc., Class A                          14,400         306,000
Ultramar Diamond Shamrock Corp.                      7,952         192,836
Unocal Corp.                                         5,300         154,694
US Bancorp                                           9,863         350,136
USG Corp.                                            1,800          91,688
Vencor, Inc. (b)                                     8,100          36,450
Ventas, Inc.                                         8,200          99,938
Viad Corp.                                           7,600         230,850
Wells Fargo and Co.                                  9,700         387,394
Witco Corp.                                          2,200          35,063
Xerox Corp.                                         15,900       1,876,200
York International Corp.                             4,800         195,900
                                                              ------------
Total U.S. Equities                                             31,021,809
                                                              ------------

Global (ex-U.S.) Equities -- 57.21%

Australia -- 3.19%
Amcor Ltd.                                          10,700          45,766
Brambles Industries Ltd.                             6,900         168,240
Broken Hill Proprietary Co., Ltd.                   27,950         206,060
CSR Ltd.                                            37,400          91,535
David Jones Ltd.                                    48,400          53,439
Lend Lease Corp., Ltd.                               8,294         111,926
National Australia Bank Ltd.                        21,075         318,014
News Corp. Ltd.                                     30,040         198,638
News Corp. Ltd., Preferred                          13,300          81,011
Orica Ltd.                                           8,500          44,266
Pacific Dunlop Ltd.                                 32,600          52,791
Qantas Airways Ltd.                                 38,977          79,615
QBE Insurance Group Ltd.                            20,042          82,983
Rio Tinto Ltd.                                       6,863          81,480
Santos Ltd.                                         26,000          69,854
Telstra Corp. Ltd. (b)                              70,100         328,084
Westpac Banking Corp., Ltd.                         36,545         244,790
WMC Ltd.                                            17,500          52,814
Woolworth's Ltd.                                    12,100          41,237
                                                              ------------
                                                                 2,352,543
                                                              ------------

Global Equity Fund - Schedule of Investments

December 31, 1998 (Unaudited)
-----------------------------------------------------------------------------
                                                Shares           Value
                                            ------------    ---------------
Belgium -- 1.82%
Electrabel S.A.                                   1,060       $    465,917
Fortis AG                                            88                  5
Fortis AG Strip (b)                               1,798            651,605
KBC Bancassurance Holding Strip (b)                 110                  6
Kredietbank NV                                    2,870            227,235
                                                              ------------
                                                                 1,344,768
                                                              ------------
Canada -- 1.04%
Agrium, Inc.                                      3,100             27,246
Alcan Aluminum Ltd.                               1,900             51,335
Bank of Montreal                                  1,200             48,203
Canadian National Railway Co.                     1,200             62,305
Canadian Pacific Ltd.                             3,516             65,696
Extendicare, Inc., Class A (b)                    2,700             15,293
Hudson's Bay Co.                                  3,200             40,312
Imasco, Ltd.                                      1,900             40,449
Imperial Oil Ltd.                                 3,800             60,736
Magna International, Inc., Class A                  500             31,055
Newbridge Networks Corp. (b)                      1,200             36,406
NOVA Chemicals Corp.                              2,197             28,607
Potash Corporation of Saskatchewan, Inc.            500             32,064
Royal Bank of Canada                              1,400             69,772
Seagram Co., Ltd.                                   700             26,546
Shaw Communications, Inc., Class B                2,600             62,799
TransCanada Pipelines Ltd.                        3,588             52,442
Westcoast Energy, Inc.                            1,000             19,857
                                                              ------------
                                                                   771,123
                                                              ------------
Denmark -- 0.29%
Tele Danmark A/S                                  1,600            215,948
Finland -- 1.70%
Merita Ltd., Class A                             30,200            192,053
Nokia Oyj-A Shares                                6,700            820,397
UPM-Kymmene Corp.                                 8,700            243,986
                                                              ------------
                                                                 1,256,436
                                                              ------------
France -- 6.40% Accor S.A.
Air Liquide                                       1,638            300,553
Alcatel Alsthom                                   2,386            292,153
Axa-Certificate de Valeur Garante (b)             2,181            316,245
Banque Nationale de Paris                         2,922            240,719
Cie de Saint Gobain                               1,136            160,450
Dexia France                                      1,127            173,704
Elf Aquitaine S.A.                                1,602            185,259
France Telecom S.A.                               3,220            255,931
Groupe Danone                                       640            183,309
Lagardere S.C.A.                                  7,120            302,710
Michelin, Class B                                 3,031            121,268
Paribas                                           1,583            137,636
Pinault-Printemps-Redoute S.A.                      790            151,036
Rhone-Poulenc, Class A                            4,550            234,252
SEITA                                             4,090            256,257
Societe Generale                                  1,223            198,134

                                                Shares         Value
                                            ------------  ---------------
Suez Lyonnaise des Eaux S.A.                      1,687       $   346,689
Thomson CSF                                       5,295           227,489
Total S.A., Class B                               2,249           227,871
Vivendi                                           1,608           417,386
                                                              ------------
                                                                4,729,051
                                                              ------------
Germany -- 7.42%
Allianz AG                                        2,098           780,956
Bayer AG                                         19,840           833,218
DaimlerChrysler AG (b)                            5,925           588,729
Deutsche Bank AG                                  3,950           233,073
Deutsche Telekom AG                              11,260           370,128
Dresdner Bank AG                                  5,200           217,915
Hoechst AG                                        5,900           244,062
Mannesmann AG (b)                                 4,350           503,400
SAP AG                                              450           194,525
Siemens AG                                        9,220           606,142
Veba AG                                          11,010           652,430
Volkswagen AG                                     3,190           258,172
                                                              ------------
                                                                5,482,750
                                                              ------------
Italy -- 2.83%
Assicurazioni Generali                           10,700           447,742
Danieli & Co. Savings (Risp)                      7,400            29,529
ENI Spa                                          71,000           465,025
ENI Spa ADR                                       1,700           115,175
La Rinascente Spa                                26,875           276,990
Montedison Spa                                  164,560           219,055
San Paolo-imi, Spa                               13,912           246,349
Telecom Italia Mobile Spa                        39,000           288,549
                                                              ------------
                                                                2,088,414
                                                              ------------
Japan -- 2.23%
Amada Co., Ltd.                                   4,000            19,397
Bridgestone Corp.                                 1,000            22,739
Canon, Inc.                                       3,000            64,229
Citizen Watch Co., Ltd.                           4,000            24,114
Dai Nippon Printing Co., Ltd.                     2,000            31,950
Daiichi Pharmaceutical Co., Ltd.                  3,000            50,771
Daikin Industries Ltd.                            4,000            39,716
Daiwa House Industry Co., Ltd.                    2,000            21,330
Fanuc                                             1,400            48,032
Fuji Photo Film                                   1,000            37,234
Fujitsu                                           2,000            26,684
Honda Motor Co.                                   1,000            32,890
Hoya Corp.                                        1,000            48,759
Ito Yokado Co., Ltd.                              1,000            70,036
Kaneka Corp.                                      3,000            22,527
Kao Corp.                                         1,000            22,606
Kirin Brewery Co., Ltd.                           4,000            51,064
Kokuyo                                            1,000            13,484
Kuraray Co., Ltd.                                 3,000            33,165
Marui Co., Ltd.                                   2,000            38,564
Matsushita Electric Industrial Co.                3,000            53,165
NGK Insulators                                    5,000            64,583
Nintendo Corp., Ltd.                                500            48,537
Nippon Denso Co., Ltd.                            3,000            55,585

Global Equity Fund - Schedule of Investments

December 31, 1998 (Unaudited)
-----------------------------------------------------------------------------
                                                Shares         Value
                                            ------------  ---------------
Nippon Meat Packers, Inc.                         1,000       $     16,135
Omron Corp.                                       1,000             13,723
Sankyo Co., Ltd.                                  2,000             43,794
Secom Co., Ltd.                                   1,000             82,979
Sekisui House Ltd.                                3,000             31,782
Shin-Etsu Chemical Co., Ltd.                      1,000             24,114
Sony Corp.                                        1,000             72,961
Sumitomo Chemical Co.                             5,000             19,504
Sumitomo Electric Industries                      3,000             33,803
Takeda Chemical Industries                        2,000             77,128
TDK Corp.                                         1,000             91,578
Tokio Marine & Fire Insurance Co.                 2,000             23,936
Toray Industries, Inc.                           11,000             57,535
Toshiba Corp.                                    10,000             59,663
Toyota Motor Corp.                                2,000             54,433
                                                              ------------
                                                                 1,644,229
                                                              ------------
Netherlands -- 4.72%
ABN AMRO Holdings NV                             10,149            213,612
Elsevier NV                                      19,600            274,674
Heineken NV                                       6,693            402,999
ING Groep NV                                     11,702            713,955
KPN NV                                           13,115            656,903
Royal Dutch Petroleum Co.                        17,675            880,595
Unilever NV                                       4,000            342,090
                                                              ------------
                                                                 3,484,828
                                                              ------------
New Zealand -- 2.24%
Auckland International Airport Ltd. (b)          49,200             68,880
Brierley Investments Ltd.                       282,400             64,153
Carter Holt Harvey Ltd.                         170,900            153,487
Fletcher Challenge Building                      41,450             64,161
Fletcher Challenge Energy                        58,450            111,165
Fletcher Challenge Paper                        104,700             70,248
Lion Nathan Ltd.                                 57,300            146,212
Telecom Corp. of New Zealand Ltd.               224,500            978,480
                                                              ------------
                                                                 1,656,786
                                                              ------------
Norway -- 0.23%
Norsk Hydro ASA                                   2,300             77,582
Norske Skogindustrier ASA                         3,200             93,241
                                                              ------------
                                                                   170,823
                                                              ------------
Singapore -- 0.71%
Singapore Press Holdings Ltd.                    29,046            315,105
United Overseas Bank Ltd. (Frgn.)                32,000            205,576
                                                              ------------
                                                                   520,681
                                                              ------------
Spain -- 1.21%
Banco Popular Espanol S.A.                        3,280            247,686
Endesa S.A.                                      17,803            472,416
Telefonica S.A.                                   3,808            169,578
Telefonica S.A. Rights (expiring 1/30/99) (b)        76                 68
                                                              ------------
                                                                   889,748
                                                              ------------

                                                Shares         Value
                                            ------------  ---------------
Sweden -- 2.49%
Astra AB, A Shares                               13,160   $        268,694
Electrolux AB, B Shares                          16,970            292,052
Investor AB                                       4,560            205,897
Nordbanken Holding AB                            23,910            153,387
Skandia Forsakrings AB                           21,170            323,852
Svenska Handelsbanken, A Shares                   2,220             93,666
Swedish Match AB                                 58,550            213,085
Telefonaktiebolaget LM Ericsson, B Shares        12,140            289,055
                                                              ------------
                                                                 1,839,688
                                                              ------------
Switzerland -- 4.74%
CS Holdings AG (Reg.)                               230             36,003
Julius Baer Holding AG                               42            139,592
Nestle S.A. (Reg.)                                  383            833,761
Novartis AG (Reg.)                                  565          1,110,666
Roche Holding AG (Gen.)                              52            634,525
Swiss Reinsurance Co. (Reg.)                        134            349,366
SwissCom AG (Reg.) (b)                              948            396,869
                                                              ------------
                                                                 3,500,782
                                                              ------------
United Kingdom -- 13.95%
Allied Zurich AG (b)                             20,375            303,915
Barclays PLC                                     15,000            323,445
BOC Group PLC                                    18,000            257,408
Boots Company PLC                                18,000            306,524
British American Tobacco PLC                     13,375            117,610
British Petroleum Co. PLC                        39,313            587,049
British Steel PLC                               151,750            224,710
Cable & Wireless PLC                             10,500            129,103
Charter PLC                                      33,422            183,506
Coats Viyella PLC                               120,250             54,020
Diageo PLC                                       21,630            246,159
Fairview Holdings PLC (b)                        13,250             19,620
FKI PLC                                         111,405            248,378
Garban PLC (b)                                      900              3,429
General Electric Co. PLC                         44,820            404,553
Glaxo Wellcome PLC                               21,120            726,688
Greenalls Group PLC                              20,000            106,650
Hanson PLC                                       38,750            307,696
Hillsdown Holdings PLC                           32,500             40,555
House of Fraser PLC                              45,250             39,902
Lloyds TSB Group PLC                             57,220            813,988
Marks & Spencer PLC                              66,120            453,521
Mirror Group PLC                                 66,000            164,992
National Westminster Bank PLC                    13,350            257,436
Nycomed Amersham PLC                             26,000            179,093
Peninsular & Oriental Steam Navigation Co.       12,475            147,472
Prudential Corp. PLC                             37,000            558,666
Reed International PLC                           24,000            187,678
Rio Tinto Ltd.                                   24,020            279,353
RJB Mining PLC                                   40,500             52,560
Royal & Sun Alliance Insurance Group PLC         15,779            128,838
Sainsbury (J.) PLC                               12,500            100,193
Scottish Hydro-Electric PLC                      36,650            412,825
Sedgwick Group PLC                               40,000            148,412

Global Equity Fund - Schedule of Investments

December 31, 1998 (Unaudited)
-----------------------------------------------------------------------------
                                                Shares         Value
                                            ------------  ---------------
SmithKline Beecham PLC                           31,850       $    445,136
Smurfit (Jefferson) Group PLC                    28,196             50,666
Tate & Lyle PLC                                   2,000             11,014
Terranova Foods PLC (b)                          13,250             24,250
Tesco PLC                                       116,250            331,228
Thames Water PLC                                 14,458            276,637
Thames Water PLC, Class B (b)                    12,500             15,702
United News & Media PLC                          15,000            131,524
Vodafone Group PLC                                9,825            159,546
Williams PLC                                     19,461            110,495
Yorkshire Water PLC                              25,500            233,349
                                                              ------------
                                                                10,305,494
                                                              ------------
Total Global (ex-U.S.) Equities                                 42,254,092
                                                              ------------
Total Equities (Cost $59,154,576)                               73,275,901
                                                              ------------
                                                 Face
                                                Amount          Value
                                             ------------  ---------------
Short-Term Investments -- 1.21%
U.S. Government Obligations -- 0.81%
U.S. Treasury Bill 4.320%, due 02/25/99      $  600,000       $    596,273

                                                Shares
                                             ------------
Investment Companies -- 0.40%
Brinson Supplementary Trust U.S.
         Cash Management Prime Fund             295,185            295,185
Total Short-Term Investments
(Cost $891,132)                                                    891,458
                                                              ------------
Total Investments
 (Cost $60,045,708) -- 100.42% (a)                              74,167,359
                                                              ------------
Liabilities, less cash and other
assets -- (0.42%)                                                 (307,762)
                                                              ------------
Net Assets -- 100%                                            $ 73,859,597
                                                              ============


               See accompanying notes to schedule of investments.

Global Equity Fund -- Schedule of Investments

December 31, 1998 (Unaudited)
-----------------------------------------------------------------------------

NOTES TO SCHEDULE OF INVESTMENTS
(a) Aggregate cost for federal income tax purposes was $60,045,708; and net unrealized appreciation consisted of:

     Gross unrealized appreciation                       $ 17,271,007
     Gross unrealized depreciation                         (3,149,356)
                                                         ------------
         Net unrealized appreciation                     $ 14,121,651
                                                         ============

(b) Non-income producing security
(c) Denominated in U.S. dollars

Forward Foreign Currency Contracts
The Global Equity Fund had the following open forward foreign currency contracts as of December 31, 1998:

                         Settlement       Local           Current        Unrealized
                            Date         Currency          Value         Gain/(Loss)
                         ----------      --------         -------        -----------
Forward Foreign Currency
Buy Contracts
Australian Dollar          6/04/99        3,200,000      $1,965,638       $(57,402)
Canadian Dollar            6/04/99        5,300,000       3,453,331        (33,786)
Japanese Yen               6/04/99      127,000,000       1,149,402          84,547
Spanish Peseta             6/04/99       79,000,000         561,943           6,134
Swedish Krona              6/04/99       20,900,000       2,596,051           (158)

Forward Foreign Currency
Sale Contracts
Australian Dollar          6/04/99        1,200,000         737,114           (434)
Belgian Franc              6/04/99       10,100,000         296,325         (3,486)
British Pounds             6/04/99        3,400,000       5,640,064        (32,705)
Finnish Markka             6/04/99        4,000,000         796,227         (5,852)
French Franc               6/04/99        8,300,000       1,497,562         (6,098)
German Mark                6/04/99        1,700,000       1,028,726         (4,259)
Netherlands Guilder        6/04/99        2,600,000       1,396,371        (10,368)
Spanish Peseta             6/04/99       79,000,000         591,943         (2,532)
Swedish Krona              6/04/99        4,900,000         608,643           5,415
Swiss Franc                6/04/99          600,000         443,289          (1,788)
                                                                         ----------
     Total                                                                 $(62,772)
                                                                         ==========

                See accompanying notes to financial statements.

Global Equity Fund -- Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1998 (UNAUDITED)
ASSETS:
 Investments, at value:
  Unaffiliated issuers (Cost $59,750,523)                       $73,872,174
  Affiliated issuers (Cost $295,185)                                295,185
 Foreign currency, at value (Cost $160,851)                         155,949
 Receivables:
  Investment securities sold                                         49,555
  Dividends                                                         134,275
  Interest                                                            3,190
  Other assets                                                           45
                                                               ------------
    TOTAL ASSETS                                                 74,510,373
                                                               ------------
LIABILITIES:
 Payables:
  Investment securities purchased                                   377,088
  Due to custodian bank                                             101,328
  Investment advisory fees                                           43,446
  Accrued expenses                                                   66,142
 Net unrealized depreciation on forward foreign currency
   contracts                                                         62,772
                                                               ------------
    TOTAL LIABILITIES                                               650,776
                                                               ------------
NET ASSETS                                                      $73,859,597
                                                               ============
NET ASSETS CONSIST OF:
 Paid in capital                                                $58,566,651
 Accumulated undistributed net investment income                     26,143
 Accumulated net realized gain                                    1,212,206
 Net unrealized appreciation                                     14,054,597
                                                               ------------
    NET ASSETS                                                  $73,859,597
                                                               ============
OFFERING PRICE PER SHARE:
Brinson Class I:
Net asset value, offering price and redemption price
 per share (Based on net assets of $24,604,008 and
  1,955,626 shares issued and outstanding)                      $     12.58
                                                               ============
Brinson Class N:
Net asset value, offering price and redemption price
 per share (Based on net assets of $205,845 and 16,400
  shares issued and outstanding)                                $     12.55
                                                               ============
UBS Investment Funds Class:
Net asset value, offering price and redemption price
 per share (Based on net assets of $49,049,744 and
  3,901,394 shares issued and outstanding)                      $     12.57
                                                               ============


                See accompanying notes to financial statements.

Global Equity Fund -- Financial Statements

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 1998 (UNAUDITED)
INVESTMENT INCOME:
 Dividends (net of $21,094 for foreign taxes withheld)           $   557,653
 Interest                                                             60,004
                                                                 -----------
    TOTAL INCOME                                                     617,657
                                                                 -----------
EXPENSES:
 Advisory                                                            289,624
 Distribution                                                        190,850
 Professional                                                         25,275
 Other                                                                65,630
                                                                 -----------
    TOTAL EXPENSES                                                   571,379
                                                                 -----------
    Expenses deferred by Advisor                                     (18,480)
                                                                 -----------
    NET EXPENSES                                                     552,899
                                                                 -----------
    NET INVESTMENT INCOME                                             64,758
                                                                 -----------
NET REALIZED AND UNREALIZED GAIN (LOSS):
 Net realized gain (loss) on:
 Investments                                                       2,495,750
 Futures contracts                                                  (472,356)
 Foreign currency transactions                                       333,247
                                                                 -----------
    Net realized gain                                              2,356,641
                                                                 -----------
Change in net unrealized appreciation or depreciation on:
 Investments and foreign currency                                 (1,767,221)
 Futures contracts                                                   575,614
 Forward contracts                                                    21,023
 Translation of other assets and liabilities denominated in
   foreign currency                                                     (906)
                                                                 -----------
Change in net unrealized appreciation or depreciation             (1,171,490)
                                                                 -----------
Net realized and unrealized gain                                   1,185,151
                                                                 -----------
Net increase in net assets resulting from operations             $ 1,249,909
                                                                 ===========

                See accompanying notes to financial statements.

Global Equity Fund -- Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

                                                           Six Months Ended        Year
                                                           December 31, 1998       Ended
                                                               (Unaudited)     June 30, 1998
                                                           -----------------   --------------
OPERATIONS:
 Net investment income                                         $     64,758    $     677,369
 Net realized gain                                                2,356,641        6,903,703
 Change in net unrealized appreciation or depreciation           (1,171,490)      (1,282,988)
                                                               ------------    -------------
 Net increase in net assets resulting from operations             1,249,909        6,298,084
                                                               ------------    -------------

DISTRIBUTIONS TO SHAREHOLDERS:
  Distributions from net investment income:
  Brinson Class I                                                  (227,414)        (242,673)
  Brinson Class N                                                    (1,853)             (11)
  UBS Investment Funds Class                                       (186,532)        (397,017)
 Distributions from net realized gain:
  Brinson Class I                                                  (352,100)      (1,266,777)
  Brinson Class N                                                    (2,950)             (82)
  UBS Investment Funds Class                                       (710,918)      (5,307,194)
                                                               ------------    -------------
  Total distributions to shareholders                            (1,481,767)      (7,213,754)
                                                               ------------    -------------

CAPITAL SHARE TRANSACTIONS:
 Shares sold                                                      7,405,967       40,216,740
 Shares issued on reinvestment of distributions                   1,306,231        6,378,677
 Shares redeemed                                                (16,492,751)     (73,542,587)
                                                               ------------    -------------
 Net decrease in net assets resulting from capital share
  transactions                                                   (7,780,553)     (26,947,170)
                                                               ------------    -------------
     TOTAL DECREASE IN NET ASSETS                                (8,012,411)     (27,862,840)
                                                               ------------    -------------

NET ASSETs:
 Beginning of period                                             81,872,008      109,734,848
                                                               ------------    -------------
 End of period (including accumulated undistributed net
  investment income of $26,143 and $377,184, respectively)     $ 73,859,597    $  81,872,008
                                                               ============    =============


                  See accompany notes to financial statements

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                                                  Six Months Ended              Year Ended June 30,           January 28, 1994*
                                                  December 31, 1998  -----------------------------------------      Through
Brinson Class I                                     (Unaudited)         1998       1997       1996       1995    June 30, 1994
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, begining of period                   $  12.54       $  12.76   $  11.57   $   9.93    $   9.49    $  10.00
                                                      --------       --------   --------   --------    --------    --------
 Income from investment operations:
  Net investment income                                   0.04           0.22       0.16       0.18        0.18        0.07
  Net realized and unrealized gain (loss)                 0.30           0.78       2.14       2.29        0.39       (0.54)
      Total income (loss) from investment
      operations                                          0.34           1.00       2.30       2.47        0.57       (0.47)

Less distributions:
  Distributions from net investment income               (0.12)         (0.17)     (0.12)     (0.14)      (0.04)      (0.04)
  Distributions from and in excess of net
    realized gain                                        (0.18)         (1.05)     (0.99)     (0.69)      (0.09)         --
      Total distributions                                (0.30)         (1.22)     (1.11)     (0.83)      (0.13)      (0.04)
Net asset value, end of period                        $  12.58       $  12.54   $  12.76   $  11.57    $   9.93    $   9.49
Total return (non-annualized)                             2.86%          8.99%     21.26%     25.66%       6.06%      (4.70)%
Ratios/Supplemental data:
  Net assets, end of period (in 000s)                 $ 24,604       $ 22,724   $ 48,054   $ 27,126    $ 20,706    $ 20,642
  Ratio of expenses to average net assets:
    Before expense reimbursement                          1.05%**        1.02%      1.25%      1.77%       2.06%       2.65%**
    After expense reimbursement                           1.00%**        1.00%      1.00%      1.00%       1.00%       1.00%**
  Ratio of net investment income to average net assets:
    Before expense reimbursement                          0.66%**        1.29%      1.35%      0.57%       0.71%       0.24%**
    After expense reimbursement                           0.71%**        1.31%      1.60%      1.34%       1.77%       1.89%**
  Portfolio turnover rate                                   49%            46%        32%        74%         36%         21%

*  Commencement of investment operations
** Annualized

                  See accompany notes to financial statements

Global Equity Fund -- Financial Highlights

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                                                    Six Months Ended
                                                    December 31, 1998   Year Ended
Brinson Class N                                        (Unaudited)    June 30, 1998*
-------------------------------------------------------------------------------------
Net asset value, beginning of period                    $ 12.53           $ 12.76
                                                        -------           -------
  Income from investment operations:
    Net investment income                                  0.03              0.13
    Net realized and unrealized gain                       0.29              0.82
                                                        -------           -------
      Total income from investment operations              0.32              0.95
                                                        -------           -------

  Less distributions:
    Distributions from net investment income              (0.12)            (0.13)
    Distributions from net realized gain                  (0.18)            (1.05)
                                                        -------           -------
      Total distributions                                 (0.30)            (1.18)
                                                        -------           -------
Net asset value, end of period                          $ 12.55           $ 12.53
                                                        =======           =======
Total return (non-annualized)                              2.68%             8.60%
Ratios/Supplemental Data:
  Net assets, end of period (in 000s)                   $   206           $     1
  Ratio of expenses to average net assets:
    Before expense reimbursement                           1.30%**           1.27%
    After expense reimbursement                            1.25%**           1.25%
Ratio of net investment income to average net assets:
    Before expense reimbursement                           0.41%**           1.04%
    After expense reimbursement                            0.46%**           1.06%
Portfolio turnover rate                                      49%               46%

*  Commencement of Brinson Class N was June 30, 1997
** Annualized

                  See accompany notes to financial statements

Global Equity Fund -- Financial Highlights

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                                                   Six Months Ended                                     July 31, 1995*
                                                   December 31, 1998    Year Ended      Year Ended          Through
UBS Investment Funds Class                            (Unaudited)      June 30, 1998   June 30, 1997     June 30, 1996
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                    $ 12.51          $ 12.73        $ 11.57            $ 10.35
                                                        -------          -------        -------            -------
  Income from investment operations:
    Net investment income (loss)                           0.00             0.07           0.08              (0.01)
    Net realized and unrealized gain                       0.29             0.83           2.13               1.93
                                                        -------          -------        -------            -------
      Total income from investment operations              0.29             0.90           2.21               1.92
                                                        -------          -------        -------            -------

  Less distributions:
    Distributions from net investment income              (0.05)           (0.07)         (0.06)             (0.01)
    Distributions from net realized gain                  (0.18)           (1.05)         (0.99)             (0.69)
                                                        -------          -------        -------            -------
      Total distributions                                 (0.23)           (1.12)         (1.05)             (0.70)
                                                        -------          -------        -------            -------
Net asset value, end of period                          $ 12.57          $ 12.51        $ 12.73            $ 11.57
                                                        =======          =======        =======            =======
Total return (non-annualized)                              2.43%            8.15%         20.34%             19.25%
Ratios/Supplemental Data:
  Net assets, end of period (in 000s)                   $49,050          $59,147        $61,680            $33,012
  Ratio of expenses to average net assets:
    Before expense reimbursement                           1.81%**          1.78%          2.00%              2.53%**
    After expense reimbursement                            1.76%**          1.76%          1.75%              1.76%**
  Ratio of net investment income (loss) to average
    net assets:
    Before expense reimbursement                         (0.10)%**         0.53%           0.60%             (0.19)%**
    After expense reimbursement                          (0.05)%**         0.55%           0.85%              0.58%**
  Portfolio turnover rate                                    49%             46%             32%                74%

*  Commencement of UBS Investment Funds Class
** Annualized

                See accompanying notes to financial statements.

Global Bond Fund

[BRINSON LOGO APPEARS HERE]


The Global Bond Fund is actively managed, providing a fully integrated treatment of the U.S. and other major developed fixed income markets across the world. This global approach takes full advantage of relationships both within and across markets, based on consistent analysis of macroeconomic and market conditions. Market and currency strategies are developed in a global asset allocation framework, in conjunction with senior fixed income professionals in our offices around the world.

The Brinson Global Bond Fund Class I has provided an annualized return of 7.77% since its inception on July 31, 1993, below the 8.04% return of its benchmark, the Salomon World Government Bond Index. The Fund's annualized volatility of 4.44% was below the index volatility of 5.57% over this period. For calendar year 1998, the Fund returned 11.98%, trailing the index return of 15.29%.

Bond market returns were generally quite strong in dollar-hedged terms in 1998. Declining inflation worldwide was the primary driver, to the point where deflation worries began to surface. Causes for these concerns included the continued economic weakness in Asia, the default of the Russian government in August, and financial instability in Latin American countries. By mid-October long yields had fallen to all time historical lows in many markets.

Market allocation strategies contributed positively to relative Fund performance in 1998. The Fund benefited in particular from its underweight in Japan, where rates spiked upward in December. The overweight to the U.K., which was the strongest performer in 1998, also helped, as did the overweight in Sweden.

Bond selection strategies within markets detracted from overall performance. In the U.S., holdings of corporate and mortgage securities reduced performance as spreads on these bonds widened sharply in the third quarter. In addition, defensive duration strategies in most markets detracted as yields fell throughout the year. At the end of the year, duration was 0.9 times the index in Canadian conventional bonds and the U.K. duration was equal to the index in all other markets.

Currency allocation also hurt performance. The underweight of the yen detracted, as did the overweight of the Australian dollar. The underweight of the U.S. dollar helped offset these effects, as most currencies strengthened against it.

Global Bond Fund

[BRINSON LOGO APPEARS HERE]

Total Return

                                      6 months  1 year    3 years   5 years   7/31/93*
                                       ended     ended     ended     ended       to
                                      12/31/98  12/31/98  12/31/98  12/31/98  12/31/98
---------------------------------------------------------------------------------------
Brinson Global Bond Fund Class I        10.14%   11.98%     7.54%     7.63%      7.77%
---------------------------------------------------------------------------------------
Salomon World Government Bond Index     12.17    15.29      6.20      7.85       8.04
---------------------------------------------------------------------------------------

*Performance inception date of the Brinson Global Bond Fund Class I.
Total return includes reinvestment of all capital gain and income distributions. All total returns in excess of 1 year are average annualized returns.

Illustration of an Assumed Investment of $1,000,000

This chart shows the growth in the value of an investment in the Brinson Global Bond Fund Class I and the Salomon World Government Bond Index if you had invested $1,000,000 on July 31, 1993, and had reinvested all your income dividends and capital gain distributions through December 31, 1998. No adjustment has been made for any income taxes payable by shareholders on income dividends and capital gain distributions. Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.

Brinson Global Bond Fund Class I
vs. Salomon World Government Bond Index
Wealth Value with Dividends Reinvested

                              [CHART APPEARS HERE]

                              Salomon World     Brinson Global
                               Gov't Bond         Bond Fund
                                  Index            Class I
                              -------------     --------------
                 31/07/93       $1,000,000        $1,000,000
                 31/08/93       $1,030,100        $1,019,000
                 30/09/93       $1,042,358        $1,022,010
                 31/10/93       $1,040,586        $1,032,059
                 30/11/93       $1,033,198        $1,023,015
                 31/12/93       $1,041,929        $1,038,591
                 31/01/94       $1,050,264        $1,045,818
                 28/02/94       $1,043,437        $1,021,040
                 31/03/94       $1,041,976        $1,007,619
                 30/04/94       $1,043,123        $1,002,457
                 31/05/94       $1,033,943          $994,198
                 30/06/94       $1,048,832          $992,146
                 31/07/94       $1,057,223          $999,419
                 31/08/94       $1,053,522        $1,000,457
                 30/09/94       $1,061,108        $1,001,496
                 31/10/94       $1,078,085        $1,005,652
                 30/11/94       $1,063,208        $1,003,574
                 31/12/94       $1,066,185        $1,002,396
                 31/01/95       $1,088,575        $1,012,827
                 28/02/95       $1,116,442        $1,030,559
                 31/03/95       $1,182,759        $1,044,119
                 30/04/95       $1,204,640        $1,069,153
                 31/05/95       $1,238,611        $1,106,704
                 30/06/95       $1,245,919        $1,104,638
                 31/07/95       $1,248,909        $1,122,712
                 31/08/95       $1,205,946        $1,134,406
                 30/09/95       $1,232,839        $1,148,228
                 31/10/95       $1,241,962        $1,167,365
                 30/11/95       $1,255,996        $1,190,755
                 31/12/95       $1,269,184        $1,206,119
                 31/01/96       $1,253,573        $1,212,149
                 28/02/96       $1,247,180        $1,200,088
                 31/03/96       $1,245,434        $1,204,913
                 30/04/96       $1,240,452        $1,216,974
                 31/05/96       $1,240,700        $1,220,592
                 30/06/96       $1,250,502        $1,231,653
                 31/07/96       $1,274,511        $1,243,921
                 31/08/96       $1,279,482        $1,253,735
                 30/09/96       $1,284,728        $1,274,590
                 31/10/96       $1,308,752        $1,301,578
                 30/11/96       $1,326,028        $1,326,113
                 31/12/96       $1,315,287        $1,318,299
                 31/01/97       $1,280,169        $1,297,658
                 28/02/97       $1,270,567        $1,299,034
                 31/03/97       $1,260,911        $1,279,768
                 30/04/97       $1,249,815        $1,272,888
                 31/05/97       $1,283,810        $1,310,043
                 30/06/97       $1,299,088        $1,326,556
                 31/07/97       $1,288,955        $1,321,051
                 31/08/97       $1,288,181        $1,316,923
                 30/09/97       $1,315,619        $1,343,069
                 31/10/97       $1,342,984        $1,360,958
                 30/11/97       $1,322,437        $1,343,069
                 31/12/97       $1,318,469        $1,339,835
                 31/01/98       $1,331,259        $1,351,311
                 28/02/98       $1,342,042        $1,359,918
                 31/03/98       $1,328,756        $1,345,573
                 30/04/98       $1,350,016        $1,362,787
                 31/05/98       $1,353,121        $1,362,787
                 30/06/98       $1,355,150        $1,362,306
                 31/07/98       $1,356,912        $1,362,306
                 31/08/98       $1,393,820        $1,378,231
                 30/09/98       $1,467,971        $1,444,826
                 31/10/98       $1,511,423        $1,476,676
                 30/11/98       $1,490,112        $1,466,542
                 31/12/98       $1,520,063        $1,500,412

Fund returns are net of all fees and costs, while the Index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing.

Global Bond Fund

[BRINSON LOGO APPEARS HERE]

Total Return

                                      6 months  1 year    6/30/97*
                                       ended     ended       to
                                      12/31/98  12/31/98  12/31/98
---------------------------------------------------------------------
Brinson Global Bond Fund Class N       10.13%    11.83%     8.30%
---------------------------------------------------------------------
Salomon World Government Bond Index    12.17     15.29     11.04
---------------------------------------------------------------------

*Inception date of the Brinson Global Bond Fund Class N.
Total return includes reinvestment of all capital gain and income distributions.
All total returns in excess of 1 year are average annualized returns.


Illustration of an Assumed Investment of $1,000,000

This chart shows the growth in the value of an investment in the Brinson Global Bond Fund Class N and the Salomon World Government Bond Index if you had invested $1,000,000 on June 30, 1997, and had reinvested all your income dividends and capital gain distributions through December 31, 1998. No adjustment has been made for any income taxes payable by shareholders on income dividends and capital gain distributions. Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.


Brinson Global Bond Fund Class N
vs. Salomon World Government Bond Index
Wealth Value with Dividends Reinvested

                              [CHART APPEARS HERE]

                               Salomon World        Brinson Global
                           Government Bond Index      Bond Fund
                           ---------------------   ---------------
              30/06/97           $1,000,000           $1,000,000
              31/07/97             $992,200             $995,851
              31/08/97             $991,605             $991,701
              30/09/97           $1,012,726           $1,011,411
              31/10/97           $1,033,791           $1,023,859
              30/11/97           $1,017,974           $1,010,373
              31/12/97          $1,014,9210           $1,008,216
              31/01/98           $1,024,764           $1,015,772
              28/02/98           $1,033,065           $1,022,249
              31/03/98           $1,022,838           $1,011,454
              30/04/98           $1,039,203           $1,024,408
              31/05/98           $1,041,593           $1,023,328
              30/06/98           $1,043,156           $1,023,719
               31/7/98           $1,044,512           $1,022,630
               31/8/98           $1,072,922           $1,034,610
               30/9/98           $1,130,002           $1,083,618
              31/10/98           $1,163,450           $1,106,488
              30/11/98           $1,147,045           $1,101,043
              31/12/98           $1,170,101           $1,127,443



Fund returns are net of all fees and costs, while the Index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing.

Global Bond Fund

Asset Allocation
As of December 31, 1998 (Unaudited)
                                 Current
                     Benchmark  Strategy
------------------------------------------
U.S.                    29.8%    39.9%
Australia                0.7      5.8
Austria                  0.8      0.0
Belgium                  2.7      0.0
Canada                   2.8      5.6
Denmark                  1.5      6.2
Finland                  0.8      0.0
France                   8.7      9.3
Germany                  8.7      8.2
Ireland                  0.4      0.0
Italy                    8.1      4.6
Japan                    19.8     0.0
Netherlands              3.0      0.0
Portugal                 0.4      0.0
Spain                    3.5      7.3
Sweden                   1.4      4.4
Switzerland              0.5      0.0
U.K.                     6.4      8.7
------------------------------------------
                       100.0%   100.0%

Currency Allocation
As of December 31, 1998 (Unaudited)
                                Current
                  Benchmark     Strategy
------------------------------------------
U.S.               29.8%         25.8%
Australia           0.7           6.7
Canada              2.8           6.8
Denmark             1.5           1.5
EMU                37.1          37.1
Japan              19.8          13.8
Sweden              1.4           5.4
Switzerland         0.5           0.5
U.K.                6.4           2.4
------------------------------------------
                  100.0%        100.0%

Industry Diversification
As a Percent of Net Assets
As of December 31, 1998 (Unaudited)
------------------------------------------
U.S. Bonds
Corporate Bonds
    Aerospace & Military           0.11%
    Asset-Backed                   3.47
    Banking                        0.16
    CMO                            4.44
    Consumer                       0.49
    Financial Services             1.61
    Food and Housing Products      0.40
    Industrial Components          0.85
    Services/Miscellaneous         0.76
    Telecommunications             0.79
    Transportation                 0.91
                                -------
                                  13.99

    International Dollar Bonds     3.24
    U.S. Government Agencies       8.13
    U.S. Government Obligations   10.48
                                -------
                                  21.85
                                -------
             Total U.S. Bonds     35.84
                                -------

Global (Ex-U.S.) Bonds
Foreign Financial Bonds           14.18
Foreign Government Bonds          40.21
                                -------
             Total Global
              (ex-U.S.) Bonds     54.39
                                -------

U.S. Equities                      0.44
                                -------
SHORT-TERM INVESTMENTS             7.36
                                -------
             Total Investments    98.03

Cash and other Assets,
         LESS LIABILITIES          1.97
                                -------
             Net Assets          100.00%
                                =======

Global Bond Fund -- Schedule of Investments

December 31, 1998 (Unaudited)
-----------------------------------------------------------------------------
                                                 Face
                                                Amount          Value
                                             ------------  ---------------
Bonds -- 90.23%
U.S. Bonds -- 35.84%
U.S. Corporate Bonds -- 13.99%
        Archer Daniels, 6.950%, due 12/15/97  $ 500,000       $    540,626
Bear Stearns Mortgage Securities, Inc.,
        96-7A4 6.000%, due 01/28/09             200,000            198,938
Capital One Bank, 6.830%,
        due 05/17/99                            200,000            200,596
Cendant Corp., 7.750%, due 12/01/03             500,000            510,991
Chase Manhattan Auto Owner Trust,
        96-C, Class A4,  6.150%,
        due 03/15/02                            125,000            126,670
Comed Transitional Funding Trust,
        98-1, Class A7,  5.740%,
        due 12/25/10                            840,000            844,830
Continental Airlines, Inc., EETC, 6.900%,
        due 01/02/18                            710,000            721,658
Countrywide Capital,  Inc., 8.000%,
        due 12/15/26                            250,000            259,129
Donaldson Lufkin & Jenrette FRN, 6.700%,
        due 06/30/00                            375,000            378,834
Fanniemae Whole Loan, 95-W3, Class A,
        9.000%, due 04/25/25                     13,102             13,654
First Bank Corporate Card Master Trust,
        97-1A, 6.400%, due 02/15/03             240,000            246,624
First Nationwide Trust, 98-3, Class 1PPA,
        6.500%, due 09/19/28                    613,136            613,688
First Union Lehman Brothers, 97-C2,
        Class A2, 6.600%, due 05/18/07          240,000            249,439
Ford Credit Grantor Trust 95-B, 5.900%,
        due 10/15/00                            379,155            380,030
Freddie Mac, 83, Class F, 6.288%,
        due 08/15/27                             66,020             66,041
GE Capital Mortgage Services, Inc., 93-7F,
        Class FA3, 6.500%, due 09/25/08         313,155            313,897
Kroger Co., 6.000%, due 07/01/00                500,000            501,891
Lockheed Martin Corp., 7.700%,
        due 06/15/08                            125,000            141,371
Merrill Lynch & Co., Series B, 5.930%,
        due 03/23/01                            550,000            553,930
Metlife Funding, 6.850%, due 05/20/08           225,000            235,052
News America Holdings, 7.750%,
        due 12/01/45                            575,000            610,682
Norwest Asset Securities Corp., 98-25,
        Class A5, 6.000%, due 12/25/28          965,000            948,363
PNC Mortgage Securities Corp., 94-3,
        Class A8, 7.500%, due 07/25/24          190,000            195,998
Premier Auto Trust, 96-3, Class A4,
        96-3A 6.750%, due 11/06/00              475,000            480,538
Prudential Home Mortgage Securities
         96-7, Class A4, 6.750%,
         due 06/25/11                           150,000            152,477
         93-43, Class A9, 6.750%,
         due 10/25/23                           211,150            212,674
Residential Accredit Loans, Inc.
96-QS4, Class Al10, 7.900%,
         due 08/25/26                           625,000            643,767
         98-QS4, Class AI5, 7.000%,
         due 03/25/28                           400,000            415,061

                                                 Face
                                                Amount          Value
                                             ------------  ---------------
Residential Asset Securitization Trust,
         97-A7, Class A1, 7.500%,
         due 09/25/27                        $  169,532       $    171,050
         97-A7, Class A1, 7.250%,
         due 12/25/27                           335,000            341,631
         97-A11, Class A2, 7.000%,
         due 01/25/28                           206,139            206,893
         97-A11, Class A6, 7.000%,
         due 01/25/28                           430,000            438,626
         98-A1, Class A1, 7.000%,
         due 03/25/28                           169,440            170,339
Salomon, Inc., 7.200%, due 02/01/04             240,000            252,133
Sprint Capital Corp., 6.875%,
         due 11/15/28                           450,000            467,272
Structured Asset Securities Corp.
         98-RF1, Class A, 8.712%,
         due 03/15/27                           261,685            280,821
         98-RF2, 144A, 8.582%, due 07/15/27     392,977            420,485
Structured Mortgage Asset Residential
         Trust, 96-5C, Class CI, 7.150%,
         due 03/25/23                           925,000            939,946
The Money Store, 98-B, Class AF2, 6.115%,
    due 05/15/10                                 60,000             60,055
Time Warner Inc., 7.570%,
         due 02/01/24                           560,000            631,574
UCFC Home Equity Loan 97-C, Class A8,
         FRN, 5.478%, due 09/15/27              123,678            122,489
USA Waste Services, 7.000%,
         due 10/01/04                           300,000            313,696
Vanderbilt Mortgage Finance, 98-B, Class
         1A26,.120%, due 05/07/09               600,000            603,852
Williams Co., 6.200%, due 08/01/02              400,000            400,999
World Omni Automobile Lease
Securitization Trust, 97-A, Class A3,
         6.850%, due 06/25/03                   253,906            256,531
Worldcom Inc., Series *, 8.875%,
         due 01/15/06                           465,000            506,560
                                                              ------------
                                                                17,342,401
International Dollar Bonds -- 3.24%
Banco Santiago S.A., 7.000%,
         due 07/18/07                           400,000            335,192
Banque Centrale de Tunisie, 8.250%,
         due 09/19/27                           400,000            320,000
Credit Suisse-London, 144A, 7.900%,
         Resettable Perpetual Step-up Notes     500,000            500,000
DR Investments, 144A, 7.450%,
         due 05/15/07                           455,000            489,960
Den Danske Bank, 144A, 6.375%,
         due 06/15/08                           500,000            507,942
Empresa National Electric, 7.875%,
         due 02/01/27                           500,000            361,776
Pan Pacific Industry PLC, 144A, 0.000%,
         due 04/28/07                           715,000            282,425
Province of Quebec, 7.500%,
         due 07/15/23                           235,000            268,723
Republic of South Africa, 9.625%,
         due 12/15/99                           125,000            127,500
Royal Bank of Scotland, 7.375%, Resettable
         Perpetual Step-up Notes                300,000            308,823

Global Bond Fund -- Schedule of Investments

December 31, 1998 (Unaudited)
-----------------------------------------------------------------------------
                                                 Face
                                                Amount          Value
                                             ------------  ---------------
Southern Investments UK, 6.800%,
         due 12/01/06                        $  500,000       $    518,481
                                                              ------------
                                                                 4,020,822
                                                              ------------
U.S. Government Agencies -- 8.13%
Federal Home Loan Mortgage Corp.
         7.000%, due 10/15/13                    68,215             69,927
         7.500%, due 01/15/23                    85,601             90,241
         7.238%, due 05/01/26                    27,606             28,061
Federal Home Loan Mortgage Corp. Gold
         8.000%, due 05/01/23                    59,104             61,363
         9.000%, due 03/01/24                   174,782            185,842
Federal National Mortgage Assoc.
         6.220%, due 03/13/06                   150,000            159,021
         6.820%, due 10/01/07                   477,554            510,982
         6.361%, due 06/01/08                   686,356            715,183
         8.000%, due 03/01/11                   100,480            103,557
         6.000%, due 01/01/14 TBA               615,000            616,735
         9.000%, due 08/01/21                    18,273             19,386
         8.500%, due 07/01/22                    12,478             13,224
         7.500%, due 12/01/23                   416,307            427,366
         7.500%, due 05/18/25                   250,000            256,169
         7.890%, due 04/01/26                   240,305            245,283
         8.500%, due 02/01/28                   308,146            322,783
         6.500%, due 06/01/28                 2,361,195          2,377,449
         6.500%, due 09/01/28                 1,261,839          1,270,525
         6.000%, due 12/01/28 TBA               750,000            740,317
Federal National Mortgage Assoc. Strips
         7.500%, due 05/01/23 interest only     184,168             29,562
         0.000%, due 04/01/27 principal only    170,348            149,757
FNCI, 8.000%, due 02/01/13                      108,540            111,864
Government National Mortgage Assoc.
         7.500%, due 08/15/23                    82,927             85,496
         7.500%, due 12/15/23                   122,466            126,267
         7.500%, due 01/15/24                    85,915             88,559
         7.000%, due 08/15/24                   425,074            435,164
         7.000%, due 07/15/25                    59,634             61,044
Jordan Aid, 8.750%, due 09/01/19                193,941            240,433
Tennesse Valley Authority, 6.375%,
         due 06/15/05                           500,000            530,948
                                                              ------------
                                                                10,072,508
                                                              ------------
U.S. Government Obligations -- 10.48%
U.S. Treasury Inflation Indexed Note,
         3.625%, due 04/15/28                   570,000            563,108
U.S. Treasury Notes and Bonds
         5.500%, due 02/29/00                 1,730,000          1,746,219
         5.500%, due 05/31/00                 1,345,000          1,360,552
         6.625%, due 07/31/01                 1,765,000          1,848,838
         6.250%, due 08/31/02                   610,000            641,072
         7.500%, due 02/15/05                   830,000            950,091
         7.000%, due 07/15/06                   110,000            125,263
         6.625%, due 05/15/07                   745,000            837,893
         8.000%, due 11/15/21                 3,675,000          4,923,353
                                                              ------------
                                                                12,996,389
                                                              ------------
Total U.S. Bonds                                                44,432,120
                                                              ------------
Global (ex-U.S.) Bonds -- 54.39%
Australia -- 5.63%
Government of Australia, 9.500%,
         due 08/15/03      AUD                3,000,000          2,199,146
New South Wales Treasury Corp., 7.000%,
         due 04/01/04                         1,000,000            669,372

                                                 Face
                                                Amount          Value
                                             ------------  ---------------
Queensland Treasury Corp.-Global Note
         8.000%, due 05/14/03       AUD         980,000       $    671,012
         6.500%, due 06/14/05                 5,230,000          3,436,653
                                                              ------------
                                                                 6,976,183
                                                              ------------
Austria -- 2.01%
Republic of Austria, 5.500%,
         due 01/18/04      FRF               12,800,000          2,487,559
                                                              ------------
Canada -- 5.08%
British Columbia, 7.750%, due 06/16/03        1,540,000          1,112,353
Government of Canada
         6.000%, due 06/01/08       CAD       1,200,000            845,703
         4.250%, due 12/01/21                 3,800,000          2,784,440
Province of Ontario, 7.500%,
         due 01/19/06                         2,100,000          1,549,195
                                                              ------------
                                                                 6,291,691
                                                              ------------
Denmark -- 5.94%
City of Copenhagen, 6.250%,
         due 03/15/01      DKK                2,400,000            393,825
Great Belt, 7.000%, due 09/02/03             10,650,000          1,866,825
Kingdom of Denmark
         8.000%, due 11/15/01                 8,000,000          1,394,862
         7.000%, due 12/15/04                16,800,000          3,043,243
         7.000%, due 11/15/07                 1,400,000            264,118
         7.000%, due 11/10/24                 2,000,000            402,231
                                                              ------------
                                                                 7,365,104
                                                              ------------
Finland -- 1.27%
Republic of Finland, 9.000%,
         due 08/13/03      FIN               7,200,000           1,579,696
                                                              ------------
France -- 3.42%
Government of France (BTAN), 7.750%,
         due 04/12/00      FRF               4,000,000             756,722
Government of France (OAT)
         9.500%, due 01/25/01                1,800,000             362,823
         7.500%, due 04/25/05                7,200,000           1,563,682
         8.500%, due 04/25/23                5,600,000           1,552,325
                                                              ------------
                                                                 4,235,552
                                                              ------------
Germany -- 6.36%
Bundesrepublik Deutscheland, 6.250%,
         due 01/04/24      DEM                 700,000             510,417
European Economic Community, 6.500%,
         due 03/10/00                        1,110,000             691,001
         IBRD, 7.125%, due 04/12/05          4,250,000           3,009,332
KFW International Finance, 6.625%,
         due 04/15/03                        3,800,000           2,558,087
LKB Baden-Wuerttemberg Finance,
         6.500%, due 09/15/08                1,600,000           1,118,516
                                                              ------------
                                                                 7,887,353
                                                              ------------
Ireland -- 1.60%
Republic of Ireland, 7.250%,
         due 03/18/03      IEP               2,900,000           1,988,135
                                                              ------------
Italy -- 3.78%
Bayerische Landesbank, 10.750%,
         due 03/01/03      ITL             750,000,000             575,085
International Bank for Reconstruction &
         Development, 5.000%,
         due 10/15/00                    1,000,000,000             624,007
LKB Baden-Wuerttemberg Finance,
         10.750%, due 04/14/03             650,000,000             500,870

Global Bond Fund -- Schedule of Investments

December 31, 1998 (Unaudited)
-----------------------------------------------------------------------------
                                               Face
                                              Amount            Value
                                          ------------    ---------------
Republic of Italy (BTP)
         9.000%, due 10/01/03       ITL   2,300,000,000       $  1,714,948
         9.500%, due 02/01/06               800,000,000            650,114
         9.000%, due 11/01/23               650,000,000            626,766
                                                              ------------
                                                                 4,691,790
Luxembourg -- 0.33%
Tyco International Group S.A., 7.000%,
         due 06/15/28      LUX                  400,000            412,693
                                                              ------------
Portugal -- 1.12%
Republic of Portugal, 5.625%,
         due 04/03/07      FRF                7,000,000          1,383,879
                                                              ------------
Spain -- 6.36%
Government of Spain
         7.900%, due 02/28/02       ESP     460,000,000          3,698,457
         10.000%, due 02/28/05              230,000,000          2,182,227
         6.150%, due 01/31/13               240,000,000          1,999,667
                                                              ------------
                                                                 7,880,351
                                                              ------------
Sweden -- 3.59%
Government of Sweden
         10.250%, due 05/05/03      SEK      20,700,000          3,211,873
         6.000%, due 02/09/05                 4,600,000            628,688
         6.750%, due 05/05/14                 4,000,000            615,041
                                                              ------------
                                                                 4,455,602
                                                              ------------

                                               Face
                                              Amount            Value
                                          ------------    ---------------
United Kingdom -- 7.90%
Abbey National PLC, 8.750%,
         due 05/24/04      GBP                  350,000       $    660,585
Abbey National Treasury Service,
         6.500%, due 03/05/04                   850,000          1,483,183
British Gas PLC, 8.125%, due 03/31/03           545,000            986,686
European Investment Bank, 7.625%,
         due 12/07/06                         1,820,000          3,505,066
UK Treasury, 8.000%, due 09/27/13             1,380,000          3,159,377
                                                              ------------
                                                                 9,794,897
                                                              ------------
Total Global (ex-U.S.) Bonds                                    67,430,485
                                                              ------------
Total Bonds (Cost $107,517,922)                                111,862,605
                                                              ------------

                                             Share
                                          ------------
Equities -- 0.44%
U.S. Equities -- 0.44%
Centaur Funding Corp., 144A
         0.000%, due 04/21/20                       750            137,720
         9.080%, due 04/21/20                       390            407,794
                                                              ------------
Total Equities (Cost $490,229)                                     545,514
                                                              ------------

Short-Term Investments -- 7.36%
Investment Companies -- 7.36%
Brinson Supplementary Trust U.S. Cash
Management Prime Fund
    (Cost $9,131,709)                         9,131,709          9,131,709
                                                              ------------
Total Investments
    (Cost $117,139,860) -- 98.03% (a)                          121,539,828
                                                              ------------
Cash and other assets,
    less liabilities -- 1.97%                                    2,437,503
                                                              ------------
Net Assets -- 100%                                            $123,977,331
                                                              ============

               See accompanying notes to schedule of investments.

Global Bond Fund -- Schedule of Investments

December 31, 1998 (Unaudited)
-----------------------------------------------------------------------------

NOTES TO SCHEDULE OF INVESTMENTS
(a) Aggregate cost for federal income tax purposes was $117,139,860; and net unrealized appreciation consisted of:

    Gross unrealized appreciation                        $5,176,005
    Gross unrealized depreciation                          (776,037)
                                                        -----------
        Net unrealized appreciation                      $4,399,968
                                                        ===========

FRN:  Floating Rate Note
TBA:  Security is subject to delayed delivery.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 1998, the value of these securities amounted to $2,746,326 or 2.22% of net assets.
Resettable Perpetual Step-up Notes: A bond with either no maturity date or a maturity date that is so far in the future that the bond will pay interest indefinitely. The issuer generally retains the right to call such a bond.

FORWARD FOREIGN CURRENCY CONTRACTS
The Global Bond Fund had the following open forward foreign currency contracts as of December 31, 1998:

                         Settlement    Local        Current     Unrealized
                            Date      Currency       Value      Gain/(Loss)
                         ----------   --------      -------     -----------
Forward Foreign Currency
Buy Contracts
Australian Dollar          3/01/99      2,800,000   $1,718,413   $  (83,751)
Austrian Schilling         3/01/99     13,200,000    1,129,788       12,512
Belgian Franc              3/01/99    104,000,000    3,036,331       32,200
Canadian Dollar            3/01/99      2,800,000    1,823,237       11,749
Finnish Markka             3/01/99      4,000,000      792,332        8,594
German Mark                3/01/99      3,600,000    2,167,813       23,986
Italian Lira               3/01/99  7,500,000,000    4,561,908       51,172
Japanese Yen               3/01/99  2,000,000,000   17,874,166    1,007,205
Netherlands Guilder        3/01/99      6,600,000    3,527,280       39,185
Swedish Krona              3/01/99     10,900,000    1,348,376       (8,257)

Forward Foreign Currency
Sale Contracts
Australian Dollar          3/01/99      1,000,000      613,719       27,851
British Pound              3/01/99      4,440,000    7,374,680      (26,922)
Canadian Dollar            3/01/99        400,000      260,462         (537)
Danish Kroner              3/01/99     32,700,000    5,145,960      (34,764)
German Mark                3/01/99      2,200,000    1,324,774      (28,445)
Spanish Peseta             3/01/99    610,000,000    4,317,815      (51,998)
                                                                 ----------
    Total                                                        $  979,780
                                                                 ==========

                See accompanying notes to financial statements.

Global Bond Fund -- Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1998 (Unaudited)
ASSETS:
 Investments, at value:
  Unaffiliated issuers (Cost $108,008,151)                  $ 112,408,119
  Affiliated issuers (Cost $9,131,709)                          9,131,709
 Foreign currency, at value (Cost $350,083)                       350,965
 Receivables:
  Investment securities sold                                        1,290
  Interest                                                      2,577,447
  Fund shares sold                                                  2,761
 Net unrealized appreciation on forward foreign
   currency contracts                                             979,780
 Other assets                                                      50,762
                                                            -------------
    TOTAL ASSETS                                              125,502,833
                                                            -------------
LIABILITIES:
 Payables:
 Investment securities purchased                                1,361,987
 Investment advisory fees                                          77,599
 Accrued expenses                                                  52,961
 Due to custodian bank                                             32,955
                                                            -------------
    TOTAL LIABILITIES                                           1,525,502
                                                            -------------
NET ASSETS                                                  $ 123,977,331
                                                            =============
NET ASSETS CONSIST OF:
 Paid in capital                                            $ 119,483,156
 Accumulated distribution in excess of net
   investment income                                           (1,070,788)
 Accumulated net realized gain                                    149,327
 Net unrealized appreciation                                    5,415,636
                                                            -------------
    NET ASSETS                                              $ 123,977,331
                                                            =============
OFFERING PRICE PER SHARE:
Brinson Class I:
 Net asset value, offering price and redemption
  price per share (Based on net assets of
   $119,514,551 and 12,066,245 shares issued
    and outstanding)                                        $        9.90
                                                            =============

Brinson Class N:
 Net asset value, offering price and redemption
  price per share (Based on net assets of
   $105,601 and 10,682 shares issued and outstanding)       $        9.89
                                                            =============

UBS Investment Funds Class:
 Net asset value, offering price and redemption
  price per share (Based on net assets of
   $4,357,179 and 440,711 shares issued and outstanding)    $        9.89
                                                            =============


                See accompanying notes to financial statements.

Global Bond Fund -- Financial Statements

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 1998 (Unaudited)
INVESTMENT INCOME:
  Interest (net of $14,950 for foreign taxes withheld)      $ 2,832,036
                                                           ------------
      TOTAL INCOME                                            2,832,036
                                                           ------------
EXPENSES:
  Advisory                                                      414,159
  Professional                                                   24,750
  Distribution                                                   10,402
  Other                                                          58,207
                                                           ------------
      TOTAL EXPENSES                                            507,518
                                                           ------------
      NET INVESTMENT INCOME                                   2,324,518
                                                           ------------
NET REALIZED AND UNREALIZED GAIN:
  Net realized gain on:
    Investments                                               1,093,835
    Foreign currency transactions                             1,538,594
                                                           ------------
      Net realized gain                                       2,632,429
                                                           ------------
  Change in net unrealized appreciation or depreciation on:
    Investments and foreign currency                          4,369,775
    Forward contracts                                         1,336,164
    Translation of other assets and liabilities denominated
     in foreign currency                                         37,420
                                                           ------------
      Change in net unrealized appreciation or depreciation   5,743,359
                                                           ------------
  Net realized and unrealized gain                            8,375,788
                                                           ------------
  Net increase in net assets resulting from operations      $10,700,306
                                                           ============


                See accompanying notes to financial statements.

Global Bond Fund -- Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

                                                          Six Months Ended       Year
                                                          December 31, 1998      Ended
                                                             (Unaudited)     June 30, 1998
                                                          -----------------  -------------
OPERATIONS:
 Net investment income                                      $   2,324,518    $  3,009,836
 Net realized gain (loss)                                       2,632,429      (1,114,801)
 Change in net unrealized appreciation or depreciation          5,743,359        (276,626)
                                                            -------------    ------------
 Net increase in net assets resulting from operations          10,700,306       1,618,409
                                                            -------------    ------------

DISTRIBUTIONS TO SHAREHOLDERS:
 Distributions from net investment income                      (3,327,917)     (2,183,342)
 Distributions in excess of net investment income              (1,070,788)             --
 Distributions from net realized gain                            (961,267)     (1,041,855)
                                                            -------------    ------------
Total distributions to shareholders*                           (5,359,972)     (3,225,197)
                                                            -------------    ------------

CAPITAL SHARE TRANSACTIONS:
 Shares sold                                                   41,337,859      46,034,839
 Shares issued on reinvestment of distributions                 3,845,267       2,230,731
 Shares redeemed                                              (22,206,338)     (9,266,587)
                                                            -------------    ------------
 Net increase in net assets resulting from capital
  share transactions                                           22,976,788      38,998,983
                                                            -------------    ------------
    TOTAL INCREASE IN NET ASSETS                               28,317,122      37,392,195
                                                            -------------    ------------

NET ASSETS:
 Beginning of period                                           95,660,209      58,268,014
                                                            -------------    ------------
 End of period (including accumulated undistributed net
  investment income of $(1,070,788) and
   $1,003,399, respectively)                                $ 123,977,331    $ 95,660,209
                                                            =============    ============


*DISTRIBUTIONS BY CLASS:
 Distributions from and in excess of net investment income
  Brinson Class I                                           $  (4,248,289)   $ (2,070,571)
  Brinson Class N                                                  (3,700)            (98)
  UBS Investment Funds Class                                     (146,716)       (112,673)
 Distributions from net realized gain
  Brinson Class I                                                (925,451)       (969,902)
  Brinson Class N                                                    (811)            (18)
  UBS Investment Funds Class                                      (35,005)        (71,935)
                                                            -------------    ------------
 Total distributions to shareholders                        $  (5,359,972)   $ (3,225,197)
                                                            =============    ============

                See accompanying notes to financial statements.

Global Bond Fund -- Financial Highlights

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                                                  Six Months Ended              Year Ended June 30,              July 30, 1993*
                                                  December 31, 1998  -----------------------------------------      Through
Brinson Class I                                     (Unaudited)         1998       1997       1996       1995    June 30, 1994
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                  $   9.41       $   9.64   $  10.04   $  10.39    $   9.55    $  10.00
                                                      --------       --------   --------   --------    --------    --------
 Income (loss) from investment operations:
  Net investment income                                   0.21***        0.43***    0.67       0.84        0.50        0.45
  Net realized and unrealized gain (loss)                 0.74          (0.18)      0.08       0.31        0.58       (0.52)
                                                      --------       --------   --------   --------    --------    --------
      Total income (loss) from investment
      operations                                          0.95           0.25       0.75       1.15        1.08       (0.07)
                                                      --------       --------   --------   --------    --------    --------
  Less distributions:
    Distributions from and in excess of net
      investment income                                  (0.38)         (0.31)     (0.96)     (1.40)      (0.24)      (0.28)
    Distributions from net realized gain                 (0.08)         (0.17)     (0.19)     (0.10)         --       (0.10)
                                                      --------       --------   --------   --------    --------    --------
      Total distributions                                (0.46)         (0.48)     (1.15)     (1.50)      (0.24)      (0.38)
                                                      --------       --------   --------   --------    --------    --------
Net asset value, end of period                        $   9.90       $   9.41   $   9.64   $  10.04    $  10.39    $   9.55
                                                      ========       ========   ========   ========    ========    ========
Total return (non-annualized)                            10.14%          2.69%      7.71%     11.50%      11.34%      (0.79)%
Ratios/Supplemental Data:
  Net assets, end of period (in 000s)                 $119,515       $ 91,274   $ 54,157   $ 41,066    $ 51,863    $ 36,849
  Ratio of expenses to average net assets:
    Before expense reimbursement                          0.90%**        0.96%      1.32%      1.65%       1.43%       1.78%**
    After expense reimbursement                            N/A           0.90%      0.90%      0.90%       0.90%       0.90%**
  Ratio of net investment income to average net assets:
    Before expense reimbursement                          4.23%**        4.47%      4.90%      4.98%       5.53%       4.03%**
    After expense reimbursement                            N/A           4.53%      5.32%      5.73%       6.06%       4.91%**
  Portfolio turnover rate                                   49%           151%       235%       184%        199%        189%

*        Commencement of investment operations
**       Annualized
*** The net investment income per share data was determined by using average shares outstanding throughout the period.
N/A =    Not Applicable

                See accompanying notes to financial statements.

Global Bond Fund -- Financial Highlights

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                                                    Six Months Ended
                                                    December 31, 1998   Year Ended
Brinson Class N                                        (Unaudited)    June 30, 1998*
-------------------------------------------------------------------------------------
Net asset value, beginning of period                    $  9.40           $  9.64
                                                        -------           -------
  Income from investment operations:
    Net investment income                                  0.18***           0.42***
    Net realized and unrealized gain                       0.77             (0.20)
                                                        -------           -------
      Total income from investment operations              0.95              0.22
                                                        -------           -------
  Less distributions:
    Distributions from net investment income              (0.38)            (0.29)
    Distributions from net realized gain                  (0.08)            (0.17)
                                                        -------           -------
      Total distributions                                 (0.46)            (0.46)
                                                        -------           -------
Net asset value, end of period                          $  9.89           $  9.40
                                                        =======           =======
Total return (non-annualized)                             10.13%             2.37%
Ratios/Supplemental Data:
  Net assets, end of period (in 000s)                   $   106           $     9
  Ratio of expenses to average net assets:
    Before expense reimbursement                           1.15%**           1.21%
    After expense reimbursement                             N/A              1.15%
Ratio of net investment income to average net assets:
    Before expense reimbursement                           3.98%**           4.22%
    After expense reimbursement                             N/A              4.28%
Portfolio turnover rate                                      49%              151%

*        Commencement of investment operations
**       Annualized
*** The net investment income per share data was determined by using average shares outstanding throughout the period.
N/A =    Not Applicable

                See accompanying notes to financial statements.

Global Bond Fund -- Financial Highlights

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                                                   Six Months Ended                                     July 31, 1995*
                                                   December 31, 1998    Year Ended      Year Ended          Through
UBS Investment Funds Class                            (Unaudited)      June 30, 1998   June 30, 1997     June 30, 1996
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                    $  9.39          $  9.61        $ 10.02            $ 10.56
                                                        -------          -------        -------            -------
  Income from investment operations:
    Net investment income                                  0.18***          0.38***        0.62               0.78
    Net realized and unrealized gain (loss)                0.75            (0.18)          0.10               0.15
                                                        -------          -------        -------            -------
        Total income from investment operations            0.93             0.20           0.72               0.93
                                                        -------          -------        -------            -------
  Less distributions:
    Distributions from and in excess of net
      investment income                                   (0.35)           (0.25)         (0.94)             (1.37)
    Distributions from net realized gain                  (0.08)           (0.17)         (0.19)             (0.10)
                                                        -------          -------        -------            -------
        Total distributions                               (0.43)           (0.42)         (1.13)             (1.47)
                                                        -------          -------        -------            -------
Net asset value, end of period                          $  9.89          $  9.39        $  9.61            $ 10.02
                                                        =======          =======        =======            =======
Total return (non-annualized)                              9.91%            2.28%          7.20%              9.17%
Ratios/Supplemental Data:
  Net assets, end of period (in 000s)                   $ 4,357          $ 4,377        $ 4,110            $ 3,653
  Ratio of expenses to average net assets:
    Before expense reimbursement                           1.39%**          1.45%          1.81%              2.14%**
    After expense reimbursement                             N/A             1.39%          1.39%              1.39%**
  Ratio of net investment income to average net assets:
    Before expense reimbursement                           3.74%**          3.98%          4.41%              4.49%**
    After expense reimbursement                             N/A             4.04%          4.83%              5.24%**
  Portfolio turnover rate                                    49%             151%           235%               184%

*        Commencement of investment operations
**       Annualized
*** The net investment income per share data was determined by using average shares outstanding throughout the period.
N/A =    Not Applicable

                See accompanying notes to financial statements.

The Brinson Funds -- Notes To Financial Statements

1.       SIGNIFICANT ACCOUNTING POLICIES
The Brinson Funds (the "Trust") is an open-end, management investment company registered under the Investment Company Act of 1940, as amended, as a series company. The Trust currently offers shares of eleven series: Global Fund, Global Equity Fund, Global Bond Fund, U.S. Balanced Fund, U.S. Equity Fund, U.S. Large Capitalization Equity Fund, U.S. Large Capitalization Growth Fund, U.S. Small Capitalization Growth Fund, U.S. Bond Fund, High Yield Fund and Global (ex-U.S.) Equity Fund (formerly, Non-U.S. Equity Fund) (each a "Fund" and collectively, the "Funds"). Each Fund has three classes of shares outstanding, Brinson Class I, Brinson Class N and UBS Investment Funds Class (formerly, SwissKey Class). There are an unlimited number of shares of each class with par value of $0.001 authorized. Each share represents an identical interest in the investments of the Funds and has the same rights. The following is a summary of significant accounting policies consistently followed by the Global Fund, Global Equity Fund and Global Bond Fund in the preparation of their financial statements.

A. Investment Valuation: Securities for which market quotations are readily available are valued at the last available sales price on the exchange or market on which they are principally traded, or lacking any sales, at the last available bid price on the exchange or market on which such securities are principally traded. U.S. equity securities traded over-the-counter are priced at the most recent bid price. Securities for which market quotations are not readily available, including restricted securities which are subject to limitations on their sale, are valued at fair value as determined in good faith by or under the direction of the Trust's Board of Trustees. Investments in affiliated investment companies are valued each day based on the closing net asset value of the fund. Debt securities are valued at the most recent bid price by using market quotations or independent services. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued daily using quoted forward exchange rates. Short-term obligations with a maturity of 60 days or less are valued at amortized cost, which approximates market value.

B. Foreign Currency Translation: Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the WM/Reuters closing spot rates as of 4:00 p.m. London time. Purchases and sales of portfolio securities, commitments under forward foreign currency contracts and income receipts are translated at the prevailing exchange rate of the date of each transaction. Realized and unrealized foreign exchange gains or losses on investments are included as a component of net realized and unrealized gain or loss on investments in the statement of operations.

C. Investment Transactions: Investment transactions are accounted for on a trade date basis. Gains and losses on securities sold are determined on an identified cost basis.

D. Investment Income: Interest income, which includes the amortization of premiums and discounts, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as the information becomes available.

E. Federal Income Taxes: It is the policy of the Funds to comply with all requirements of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders. The Funds have met the requirements of the Code applicable to regulated investment companies for the six months ended December 31, 1998, therefore, no federal income tax provision was required.

F. Distributions To Shareholders: It is the policy of the Funds to distribute their respective net investment income on a semi-annual basis and net capital gains, if any, annually. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions. Differences in dividends per share between the classes are due to distribution expenses.

G. Income and Expense Allocation: All income earned and expenses incurred by each Fund will be borne on a pro rata basis by each of the classes, except that the Brinson Class I will not incur any of the distribution expenses of the Brinson Class N nor the UBS Investment Funds Class.

H. Use of Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimates.

The Brinson Funds -- Notes To Financial Statements

2. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES Brinson Partners, Inc. (the "Advisor"), a registered investment advisor, provides the Funds with investment management services. As compensation for these services, the Funds pay the Advisor a monthly fee based on each Fund's respective average daily net assets. The Advisor has agreed to waive its fees and reimburse each Fund to the extent that total annualized expenses exceed a specified percentage of each Fund's respective average daily net assets. Investment advisory fees and other transactions for the six months ended December 31, 1998, were as follows:

                                    UBS Investment
                         Advisory  Brinson Class I   Brinson Class N   Funds Class    Advisory
                           Fee       Expense Cap       Expense Cap     Expense Cap      Fees     Fees Waived
                         --------  ---------------   ---------------   -----------    --------   -----------
Global Fund                0.80%        1.10%               1.35%         1.75%      $2,387,061    $    --
Global Equity Fund         0.80         1.00                1.25          1.76          289,624     18,480
Global Bond Fund           0.75         0.90                1.15          1.39          414,159         --

Certain officers of the Funds are also officers and directors of the Advisor. All officers serve without direct compensation from the Funds. Trustees' fees paid to unaffiliated trustees for the six months ended December 31, 1998 were $5,888, $2,392 and $2,208 for the Global Fund, Global Equity Fund and Global Bond Fund, respectively.

The Global Fund invests in shares of certain affiliated investment companies also sponsored by the Advisor. These investments represented 14.25% of the Fund's total net assets at December 31, 1998. Activity for the six months ended December 31, 1998 was as follows:

                                                                      Net            Net
                                                         Sales      Realized      Unrealized       Interest
Affiliates                               Purchases      Proceeds   Gains/(Loss)   Gains/(Loss)      Income           Value
----------                               ---------      ---------  ------------   ------------     --------          -----
Brinson Post-Venture Fund               $        --    $1,949,866  $  448,329     $  (995,074)   $         --     $ 6,015,904
Brinson High Yield Fund                   3,900,000     4,900,682     766,824              --      15,399,222
Brinson Emerging Markets Equity Fund             --     5,140,074  (2,553,399)     (3,158,736)             --      15,364,050
Brinson Emerging Markets Debt Fund        6,400,000     8,703,323   1,961,791      (4,291,159)             --      27,921,446
Brinson Supplementary Trust U.S. Cash
  Management Prime Fund                  12,835,861     4,711,620          --              --          16,107       8,124,241

The Global Equity Fund and Global Bond Fund invest in shares of the Brinson Supplementary Trust U.S. Cash Management Prime Fund (Supplementary Trust). The Supplementary Trust is managed by the Advisor. The Supplementary Trust is offered as a cash management option to mutual funds and other accounts managed by the Advisor. The Supplementary Trust pays no management fees. Distributions from the Supplementary Trust are reflected as interest income in the statement of operations. Amounts relating to those investments at December 31, 1998 and for the six months then ended is summarized as follows:

                                                                   % of
                                     Sales    Interest              Net
Affiliates            Purchases    Proceeds    Income    Value     Assets
----------            ---------    --------   --------   -----     ------
Global Equity Fund   $4,693,073   $4,397,888  $ 3,173  $  295,185   0.40%
Global Bond Fund      9,279,598      147,889   13,429   9,131,709   7.36%

3.       INVESTMENT TRANSACTIONS
Investment transactions for the six months ended December 31, 1998, excluding short-term investments, were as follows:

                                                 Proceeds
                                 Purchases       From Sales
                                 ---------       ----------
Global Fund                     $237,754,413   $424,385,284
Global Equity Fund                34,531,153     38,516,369
Global Bond Fund                  69,215,909     49,804,987

The Brinson Funds -- Notes To Financial Statements

4.       FORWARD FOREIGN CURRENCY CONTRACTS
The Funds may engage in portfolio hedging with respect to changes in currency exchange rates by entering into forward foreign currency contracts to purchase or sell currencies. Forward foreign currency contracts are also used to achieve currency allocation strategies. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Risks associated with such contracts include movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. The unrealized gain, if any, represents the credit risk to each Fund on a forward foreign currency contract. Fluctuations in the value of forward foreign currency contracts are recorded daily as net unrealized gains or losses. The Funds realize a gain or loss upon settlement of the contracts. The statement of operations reflects net realized and net unrealized gains and losses on these contracts. The counterparty to all forward foreign currency contracts at and for the six months ended December 31, 1998, was the Funds' custodian or an affiliate of the Funds' custodian.

5.       FUTURES CONTRACTS
The Funds may purchase or sell exchange-traded futures contracts, which are contracts that obligate the Funds to make or take delivery of a financial instrument or the cash value of a securities index at a specified future date at a specified price. The Funds enter into such contracts to hedge a portion of their portfolio. Risks of entering into futures contracts include the possibility that there may be an illiquid market or that a change in the value of the contract may not correlate with changes in the value of the underlying securities. Upon entering into a futures contract, the Funds are required to deposit either cash or securities (initial margin). Subsequent payments (variation margin) are made or received by the Funds, generally on a daily basis. The variation margin payments are equal to the daily changes in the contract value and are recorded as net unrealized gains or losses. The Funds recognize a realized gain or loss when the contract is closed or expires. The statement of operations reflects net realized and net unrealized gains and losses on these contracts.

6.       SECURITY LENDING
The Global Fund loaned securities to certain brokers, with the Fund's custodian acting as the Fund's lending agent. The Fund earned negotiated lenders' fees, which are included in interest income in the statement of operations. Securities loaned are recorded at the amount of cash collateral received. The Fund monitors the market value of securities loaned on a daily basis and initially requires collateral against the loaned securities in an amount at least equal to 102% of the value of domestic securities loaned and 105% of the value of non-U.S. securities loaned. The cash collateral received is invested in short-term investments. The value of loaned securities and related collateral outstanding at December 31, 1998 were as follows:

                              Value of Loaned   Cash Collateral
                                 Securities        Received
                              ---------------   ---------------
Global Fund                     $107,582,042      $111,993,032

7.       DISTRIBUTION PLANS
The Trust has adopted distribution plans (the "Plans") pursuant to Rule 12b-1 under the Investment Company Act of 1940 as amended for the Brinson Class N and the UBS Investment Funds Class. Each Plan governs payments made for the expenses incurred in the promotion and distribution of the Brinson Class N and the UBS Investment Funds Class. Annual fees under the Brinson Class N Plan shall not exceed 0.25% of the average daily net assets of the Brinson Class N of the Global Fund, Global Equity Fund and Global Bond Fund. Annual fees under the UBS Investment Funds Plan, which include a 0.25% service fee, total 0.65%, 0.76% and 0.49% of the average daily net assets of the UBS Investment Funds Class of the Global Fund, Global Equity Fund and Global Bond Fund, respectively.

8.       LINE OF CREDIT
The Trust has entered into an agreement with Chase Manhattan Bank to provide a 364-day $100 million committed line of credit to the Funds. Borrowings will be made for temporary purposes. Interest on amounts borrowed is calculated based on the Federal Funds Rate plus 0.50%. The Funds pay an annual commitment fee of 0.08% of the average daily unutilized amount of the line of credit. During the six months ended December 31, 1998 the Global Equity and Global Bond Funds had no borrowings under the agreement. During the six months ended December 31, 1998, the Global Fund had borrowings of $33,900,000, $62,000,000 and $47,400,000 outstanding for 1 day each under the agreement.

The Brinson Funds -- Notes To Financial Statements


9. CAPITAL TRANSACTIONS Capital stock transactions were as follows:

                                                   Global Fund
                           ---------------------------------------------------------
                                 Six Months Ended               Year Ended
                            December 31, 1998 (Unaudited)      June 30, 1998
                           ---------------------------------------------------------
                                Shares        Value         Shares        Value
                           -------------  ------------- ------------  --------------
Sales:
  Brinson Class I             13,259,375   $163,000,397   18,850,057   $244,898,004
  Brinson Class N                 26,870        342,468       90,370      1,177,290
  UBS Investment Funds Class     323,181      3,886,738      803,666     10,347,586
                             -----------   ------------   ----------   ------------
     Total Sales              13,609,426   $167,229,603   19,744,093   $256,422,880
                             ===========   ============   ==========   ============

Dividend Reinvestment:
  Brinson Class I              3,653,840   $ 42,311,080    5,179,618   $ 62,332,662
  Brinson Class N                 11,968        138,346          769          9,625
  UBS Investment Funds Class     190,958      2,203,655      217,810      2,607,910
                             -----------   ------------   ----------   ------------
     Total Dividend
     Reinvestment              3,856,766   $ 44,653,081    5,398,197   $ 64,950,197
                             ===========   ============   ==========   ============

Redemptions:
  Brinson Class I             28,358,651   $352,033,813   16,402,396   $209,137,318
  Brinson Class N                    864         10,547           21            276
  UBS Investment Funds Class     590,874      7,271,133      641,736      8,247,175
                             -----------   ------------   ----------   ------------
     Total Redemptions        28,950,389   $359,315,493   17,044,153   $217,384,769
                             ===========   ============   ==========   ============

                                                Global Equity Fund
                           ---------------------------------------------------------
                                 Six Months Ended               Year Ended
                            December 31, 1998 (Unaudited)      June 30, 1998
                           ---------------------------------------------------------
                                Shares        Value         Shares        Value
                           -------------  ------------- ------------  --------------
Sales:
  Brinson Class I                413,888   $  5,114,516    1,466,054   $ 17,934,645
  Brinson Class N                 15,911        200,000           --             --
  UBS Investment Funds Class     173,268      2,091,451    1,779,376     22,282,095
                             -----------   ------------   ----------   ------------
    Total Sales                  603,067   $  7,405,967    3,245,430   $ 40,216,740
                             ===========   ============   ==========   ============

Dividend Reinvestment:
  Brinson Class I                 44,491   $    532,553      126,859   $  1,426,171
  Brinson Class N                    402          4,803            9             93
  UBS Investment Funds Class      64,233        768,875      442,472      4,952,413
                             -----------   ------------   ----------   ------------
    Total Dividend
    Reinvestment                 109,126   $  1,306,231      569,340   $  6,378,677
                             ===========   ============   ==========   ============
Redemptions:
  Brinson Class I                314,413   $  3,767,887    3,546,702   $ 44,596,092
  Brinson Class N                     --             --           --             --
  UBS Investment Funds Class   1,063,913     12,724,864    2,339,080     28,946,495
                             -----------   ------------   ----------   ------------
    Total Redemptions          1,378,326   $ 16,492,751    5,885,782   $ 73,542,587
                             ===========   ============   ==========   ============

The Brinson Funds -- Notes To Financial Statements

                                                 Global Bond Fund
                           ---------------------------------------------------------
                                 Six Months Ended               Year Ended
                            December 31, 1998 (Unaudited)      June 30, 1998
                           ---------------------------------------------------------
                                Shares        Value         Shares        Value
                           -------------  ------------- ------------  --------------
Sales:
  Brinson Class I              3,975,826    $39,062,948    4,561,105    $43,233,367
  Brinson Class N                  9,292         93,297          860          8,169
  UBS Investment Funds Class     221,978      2,181,614      293,533      2,793,303
                             -----------   ------------   ----------   ------------
    Total Sales                4,207,096    $41,337,859    4,855,498    $46,034,839
                             ===========   ============   ==========   ============

Dividend Reinvestment:
Brinson Class I                  376,007    $ 3,681,105      220,347    $ 2,058,040
Brinson Class N                      462          4,510           12            115
UBS Investment Funds Class        16,324        159,652       18,525        172,576
                             -----------   ------------   ----------   ------------
    Total Dividend
    Reinvestment                 392,793    $ 3,845,267      238,884    $ 2,230,731
                             ===========   ============   ==========   ============

Redemptions:
Brinson Class I                1,983,791    $19,658,928      699,882    $ 6,667,104
Brinson Class N                       26            251           22            210
UBS Investment Funds Class       263,784      2,547,159      273,680      2,599,273
                             -----------   ------------   ----------   ------------
    Total Redemptions          2,247,601    $22,206,338      973,584    $ 9,266,587
                             ===========   ============   ==========   ============

                                Distributed by:
                            Funds Distributor, Inc.
                                60 State Street
                                Boston, MA 02109

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective Prospectus which includes details regarding the Funds' objectives, policies, expenses and other information.

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